--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                        THE DFA INVESTMENT TRUST COMPANY

                                  SEMI-ANNUAL
                                     REPORT

                         SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                 ---------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. Large Company Portfolio........................     1
    The Enhanced U.S. Large Company Portfolio...............     1
    The U.S. Large Cap Value Portfolio......................     1
    The U.S. 4-10 Value Portfolio...........................     1
    The U.S. 6-10 Value Portfolio...........................     2
    The U.S. 6-10 Small Company Portfolio...................     2
    The U.S. 9-10 Small Company Portfolio...................     2
    The DFA Real Estate Securities Portfolio................     3
    The Large Cap International Portfolio...................     5
    The International Small Company Portfolio...............    15
    The Japanese Small Company Portfolio....................    15
    The Pacific Rim Small Company Portfolio.................    15
    The United Kingdom Small Company Portfolio..............    16
    The Continental Small Company Portfolio.................    16
    The DFA International Small Cap Value Portfolio.........    17
    The Emerging Markets Portfolio..........................    35
    The Emerging Markets Small Cap Portfolio................    35
    The DFA One-Year Fixed Income Portfolio.................    35
    The DFA Two-Year Global Fixed Income Portfolio..........    35
    The DFA Five-Year Government Portfolio..................    36
    The DFA Five-Year Global Fixed Income Portfolio.........    37
    The DFA Intermediate Government Fixed Income
     Portfolio..............................................    39

Statements of Assets and Liabilities........................    40

Statements of Operations....................................    43

Statements of Changes in Net Assets.........................    49

Financial Highlights........................................    55

Notes to Financial Statements...............................    66

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

Statement of Assets and Liabilities.........................    75

Statement of Operations.....................................    76

Statements of Changes in Net Assets.........................    77

Financial Highlights........................................    78

Notes to Financial Statements...............................    79

                        THE DFA INVESTMENT TRUST COMPANY

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                               TABLE OF CONTENTS

Schedules of Investments
    The U.S. Large Company Series...........................    81
    The Enhanced U.S. Large Company Series..................    86
    The U.S. Large Cap Value Series.........................    88
    The U.S. 4-10 Value Series..............................    91
    The U.S. 6-10 Value Series..............................    97
    The U.S. 6-10 Small Company Series......................   115
    The U.S. 9-10 Small Company Series......................   146
    The DFA International Value Series......................   170
    The Japanese Small Company Series.......................   177
    The Pacific Rim Small Company Series....................   184
    The United Kingdom Small Company Series.................   193
    The Continental Small Company Series....................   199
    The Emerging Markets Series.............................   210
    The Emerging Markets Small Cap Series...................   216
    The DFA One-Year Fixed Income Series....................   225
    The DFA Two-Year Global Fixed Income Series.............   227

Statements of Assets and Liabilities........................   229

Statements of Operations....................................   231

Statements of Changes in Net Assets.........................   234

Financial Highlights........................................   238

Notes to Financial Statements...............................   245

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                        THE U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                                VALUE+
                                                                                ------
Investment in The U.S. Large Company Series of The DFA
  Investment Trust Company..................................                $1,095,690,151
                                                                            --------------
    Total Investments (100%) (Cost $751,509,481) ++.........                $1,095,690,151
                                                                            ==============

--------------
++The cost for federal income tax purposes is $760,699,342.

                   THE ENHANCED U.S. LARGE COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The Enhanced U.S. Large Company Series of The
  DFA Investment Trust Company..............................                  $100,652,314
                                                                              ------------
    Total Investments (100%) (Cost $98,671,844) ++..........   8,744,771      $100,652,314
                                                                              ============

--------------
++The cost for federal income tax purposes is $101,614,885.

                       THE U.S. LARGE CAP VALUE PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES          VALUE+
                                                                ------          ------
Investment in The U.S. Large Cap Value Series of The DFA
  Investment Trust Company..................................                $1,262,222,834
                                                                            --------------
    Total Investments (100%) (Cost $1,210,146,963) ++.......  86,041,093    $1,262,222,834
                                                                            ==============

--------------
++The cost for federal income tax purposes is $1,244,826,260.

                         THE U.S. 4-10 VALUE PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The U.S. 4-10 Value Series of The DFA
  Investment Trust Company..................................                    $2,358,994
                                                                                ----------
    Total Investments (100%) (Cost $2,253,324) ++...........     262,402        $2,358,994
                                                                                ==========

--------------
++The cost for federal income tax purposes is $2,253,324.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         THE U.S. 6-10 VALUE PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. 6-10 Value Series of The DFA
  Investment Trust Company..................................                 $2,674,191,126
                                                                             --------------
    Total Investments (100%) (Cost $2,388,508,612) ++.......  162,268,879    $2,674,191,126
                                                                             ==============

--------------
++The cost for federal income tax purposes is $2,462,311,579.

                     THE U.S. 6-10 SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES            VALUE+
                                                                ------            ------
Investment in The U.S. 6-10 Small Company Series of The DFA
  Investment Trust Company..................................                   $451,764,022
                                                                               ------------
    Total Investments (100%) (Cost $389,348,684) ++.........   37,995,292      $451,764,022
                                                                               ============

--------------
++The cost for federal income tax purposes is $410,519,392.

                     THE U.S. 9-10 SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES           VALUE+
                                                                ------           ------
Investment in The U.S. 9-10 Small Company Series of The DFA
  Investment Trust Company..................................                 $1,429,465,731
                                                                             --------------
    Total Investments (100%) (Cost $1,203,015,593) ++.......  168,768,091    $1,429,465,731
                                                                             ==============

--------------
++The cost for federal income tax purposes is $1,245,610,643.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                    THE DFA REAL ESTATE SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (99.0%)
 Acadia Realty Trust...................................      38,300    $    227,406
 Aegis Realty, Inc.....................................      12,600         125,212
 Agree Realty Corp.....................................       6,800         104,125
 *Alexander's, Inc.....................................       8,200         552,987
 Alexandria Real Estate Equities, Inc..................      21,900         740,494
 AMB Property Corp.....................................     133,700       3,008,250
 American Industrial Properties........................      28,300         357,287
 *American Realty Trust, Inc...........................      16,900         270,400
 AMLI Residential Properties Trust.....................      26,500         604,531
 Apartment Investment & Management Co. Class A.........     102,200       4,094,387
 Archstone Communities Trust...........................     212,500       4,767,969
 Arden Realty Group, Inc...............................      97,900       2,251,700
 Asset Investors Corp..................................       8,900         104,019
 Associated Estates Realty Corp........................      30,700         199,550
 AvalonBay Communities, Inc............................     101,500       4,034,625
 Banyan Strategic Realty Trust.........................      22,400         121,800
 Bedford Property Investors, Inc.......................      30,200         537,937
 BNP Residential Properties, Inc.......................       8,800          72,600
 Boston Properties, Inc................................     105,400       3,682,412
 Boykin Lodging Trust, Inc.............................      26,600         369,075
 Bradley Real Estate, Inc..............................      34,500         741,750
 Brandywine Realty Trust...............................      57,200       1,011,725
 BRE Properties, Inc. Class A..........................      69,300       1,866,769
 Burnham Pacific Properties, Inc.......................      49,500         318,656
 Cabot Industrial Trust................................      62,800       1,216,750
 Camden Property Trust.................................      60,600       1,700,587
 Capital Automotive REIT...............................      31,800         456,131
 Captec Net Lease Realty, Inc..........................      14,700         162,159
 Carramerica Realty Corp...............................     104,600       2,615,000
 CBL & Associates Properties, Inc......................      38,400         931,200
 Center Trust, Inc.....................................      40,300         254,394
 Centerpoint Properties Corp...........................      29,700       1,089,619
 Chateau Communities, Inc..............................      43,600       1,182,650
 Chelsea GCA Realty, Inc...............................      24,600         831,787
 Colonial Properties Trust.............................      34,100         888,731
 Commercial Net Lease Realty, Inc......................      46,900         504,175
 Cornerstone Properties, Inc...........................     199,200       3,585,600
 Cornerstone Realty Income Trust, Inc..................      59,000         593,687
 Corporate Office Properties Trust.....................      27,600         239,775
 Cousins Properties, Inc...............................      49,900       1,911,794
 Crescent Real Estate Equities, Inc....................     187,700       3,836,119
 Crown American Realty Trust...........................      40,600         218,225
 Developers Diversified Realty Corp....................      89,300       1,289,269
 Duke Realty Investments, Inc..........................     197,600       4,260,750
 Eastgroup Properties, Inc.............................      23,800         511,700
 Entertainment Properties Trust........................      22,900         312,012
 Equity Inns, Inc......................................      56,500         377,844
 Equity Office Properties Trust........................     380,100      10,096,406
 Equity Residential Properties Corp....................     197,000       8,791,125
 Essex Property Trust..................................      28,500       1,134,656
 Federal Realty Investment Trust.......................      61,700       1,353,544
 Felcor Lodging Trust, Inc.............................      93,900       1,930,819
 First Industrial Realty Trust, Inc....................      58,100       1,688,531
 First Union Real Estate Equity & Mortgage
   Investments.........................................      66,500         170,406
                                                            SHARES           VALUE+
                                                            ------           ------

 First Washington Realty Trust, Inc....................      15,500    $    321,625
 Franchise Financial Corp..............................      86,400       1,949,400
 Franklin Select Realty Trust Class A..................      16,800           7,602
 Gables Residential Trust..............................      38,000         935,750
 General Growth Properties.............................      79,100       2,501,537
 Glenborough Realty Trust, Inc.........................      46,400         719,200
 Glimcher Realty Trust.................................      36,200         488,700
 Golf Trust America, Inc...............................      13,000         212,062
 Great Lakes Reit, Inc.................................      25,300         425,356
 Grove Property Trust..................................      11,700         167,456
 Highwood Properties, Inc..............................      92,800       2,233,000
 *HMG Courtland Properties, Inc........................       1,100           7,700
 Home Properties of New York, Inc......................      30,700         874,950
 Hospitality Properties Trust..........................      86,200       1,982,600
 *Host Funding, Inc....................................       2,800           3,850
 Humphrey Hospitality Trust............................      17,200         135,719
 *Imperial Parking Corp................................       2,975          43,137
 Income Opportunity Realty Investors, Inc..............       2,300          15,309
 Innkeepers USA Trust..................................      54,000         486,000
 IRT Property Co.......................................      49,400         398,287
 Jameson Inns, Inc.....................................      17,600         121,000
 JDN Realty Corp.......................................      52,600         562,163
 JP Realty, Inc........................................      24,400         440,725
 Keystone Property Trust...............................      12,800         170,400
 Kilroy Realty Corp....................................      39,900         912,713
 Kimco Realty Corp.....................................      92,700       3,754,350
 Koger Equity, Inc.....................................      41,300         738,238
 Konover Property Trust, Inc...........................      46,600         262,125
 Kranzco Realty Trust, Inc.............................      16,200         147,825
 Lasalle Hotel Properties Trust........................      27,500         385,000
 Lexington Corporate Properties Trust..................      26,100         287,100
 Liberty Property Trust................................     102,500       2,562,500
 Macerich Co...........................................      52,200       1,138,613
 Mack-California Realty Corp...........................      90,900       2,454,300
 Malan Realty Investors, Inc...........................       7,900         111,588
 Manufactured Home Communities, Inc....................      35,000         844,375
 *Maxus Realty Trust Inc...............................         700           4,988
 Meristar Hospitality Corp.............................      74,000       1,406,000
 *MGI Properties.......................................      21,200          49,025
 Mid-America Apartment Communities, Inc................      27,500         644,531
 Mid-Atlantic Realty Trust.............................      22,000         214,500
 Mills Corp............................................      36,600         647,363
 Mission West Properties, Inc..........................      41,500         383,875
 Monmouth Real Estate Investment Corp. Class A.........      12,900          64,097
 National Golf Properties, Inc.........................      18,600         376,650
 New Plan Excel Realty Trust, Inc......................     134,900       1,863,306
 One Liberty Properties, Inc...........................       3,900          45,338
 Pacific Gulf Properties, Inc..........................      31,600         730,750
 Pan Pacific Retail Properties, Inc....................      34,200         684,000
 Parkway Properties, Inc...............................      15,100         454,888
 Pennsylvania Real Estate Investment Trust.............      21,000         366,188
 Philips International Realty Corp.....................      11,500         195,500

THE DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Post Properties, Inc..................................      59,900    $  2,628,113
 Prentiss Properties Trust.............................      55,100       1,322,400
 Prime Group Realty Trust..............................      23,300         355,325
 Prime Retail, Inc.....................................      66,300         103,594
 Prologis Trust........................................     248,800       5,147,050
 PS Business Parks, Inc................................      36,000         859,500
 Public Storage, Inc...................................     193,200       4,310,775
 Ramco-Gershenson Properties Trust.....................      11,000         165,000
 Realty Income Corp....................................      41,000         968,625
 Reckson Associates Realty Corp........................      61,900       1,357,931
 Reckson Associates Realty Corp........................       9,801         223,585
 Regency Realty Corp...................................      86,100       1,813,481
 RFS Hotel Investors, Inc..............................      37,400         448,800
 Roberts Realty Investment.............................       7,400          50,875
 Rouse Co..............................................     107,700       2,578,069
 Saul Centers, Inc.....................................      20,800         326,300
 Senior Housing Properties Trust.......................      39,800         370,638
 Shurgard Storage Centers, Inc. Class A................      45,600       1,045,950
 Simon Property Group, Inc.............................     261,600       6,409,200
 Sizeler Property Investors, Inc.......................      12,000          86,250
 SL Green Realty Corp..................................      37,100         899,675
 Smith (Charles E.) Residential Realty, Inc............      31,700       1,198,656
 Sovran Self Storage, Inc..............................      19,500         404,625
 Spieker Properties, Inc...............................      99,100       4,601,956
 *Stonehaven Realty Trust..............................       3,600           9,900
 Storage USA, Inc......................................      42,700       1,283,669
 Summit Properties, Inc................................      40,300         856,375
 Sun Communities, Inc..................................      27,200         880,600
 Tanger Factory Outlet Centers, Inc....................      12,000         279,750
 Tarragon Realty Investors, Inc........................       6,107          62,788
 Taubman Centers, Inc..................................      81,200         883,050
 Town & Country Trust..................................      24,300         397,913
 Transcontinental Realty Investors, Inc................      13,900         147,688
 U.S. Restaurant Properties, Inc.......................      23,600         236,000
                                                            SHARES           VALUE+
                                                            ------           ------

 United Dominion Realty Trust, Inc.....................     157,200    $  1,689,900
 United Mobile Homes, Inc..............................      11,300          90,400
 Urban Shopping Centers, Inc...........................      27,100         907,850
 Urstadt Biddle Properties Class A.....................       5,100          36,338
 Urstadt Biddle Properties, Inc........................       9,000          65,813
 Vornado Realty Trust..................................     132,700       4,636,206
 Washington Real Estate Investment Trust...............      54,400         918,000
 Weingarten Realty Investors...........................      40,800       1,660,050
 Western Properties Trust..............................      26,300         289,300
 Westfield America, Inc................................     106,400       1,582,700
 Winston Hotels, Inc...................................      26,000         196,625
 *Wyndham International, Inc...........................      13,504          25,320
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $175,259,457)..................................                 176,046,973
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   6.125%, 07/31/00, valued at $1,831,830) to be
   repurchased at $1,804,298.
   (Cost $1,804,000)...................................    $  1,804       1,804,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $177,063,457)++....                $177,850,973
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $177,067,238.

                See accompanying Notes to Financial Statements.

                     THE LARGE CAP INTERNATIONAL PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Acom Co., Ltd.........................................        5,000   $    367,309
 Advantest Corp........................................        3,670        773,708
 Ajinomoto Co., Inc....................................       24,000        290,429
 *All Nippon Airways Co., Ltd..........................       24,000         58,175
 Alps Electric Co., Ltd................................        6,000         93,336
 Amada Co., Ltd........................................       10,000         86,371
 Amano Corp............................................        3,000         25,215
 Aoyama Trading Co., Ltd...............................        2,600         31,029
 *Arabian Oil Co., Ltd.................................        1,000          3,455
 Asahi Bank, Ltd.......................................      104,000        462,651
 Asahi Breweries, Ltd..................................       18,000        223,506
 Asahi Chemical Industry Co., Ltd......................       53,000        329,789
 Asahi Glass Co., Ltd..................................       43,000        398,950
 Asatsu-Dk, Inc........................................        1,700         55,417
 *Ashikaga Bank, Ltd...................................       23,000         46,993
 Autobacs Seven Co., Ltd...............................        1,000         29,162
 Bank of Fukuoka, Ltd..................................       21,000        138,667
 Bank of Tokyo-Mitsubishi, Ltd.........................      172,200      2,158,996
 Bank of Yokohama, Ltd.................................       38,000        162,340
 *Benesse Corp.........................................        1,000         66,218
 Bridgestone Corp......................................       31,000        708,242
 Brother Industries, Ltd...............................        6,000         14,265
 CSK Corp..............................................        1,900         58,407
 Canon, Inc............................................       32,000      1,474,065
 Casio Computer Co., Ltd...............................        9,000         86,092
 Chiba Bank, Ltd.......................................       16,000         69,543
 Chubu Electric Power Co., Ltd.........................       14,100        247,233
 Chugai Pharmaceutical Co., Ltd........................        9,000        154,214
 Chugoku Electric Power Co., Ltd.......................        6,600         95,927
 Chuo Mitsui Trust and Banking Co., Ltd................       27,400        110,185
 Citizen Watch Co., Ltd................................       10,000         85,907
 Cosmo Oil Co., Ltd....................................       15,000         20,896
 Credit Saison Co., Ltd................................        5,100        102,545
 Dai Nippon Ink & Chemicals, Inc.......................       29,000        129,547
 Dai Nippon Printing Co., Ltd..........................       28,000        477,697
 *Dai Nippon Screen Mfg. Co., Ltd......................        4,000         31,205
 Daicel Chemical Industries, Ltd.......................        7,000         20,673
 *Daiei, Inc...........................................       24,000         73,109
 *Daifuku Co., Ltd.....................................        3,000         26,246
 Dai-Ichi Pharmaceutical Co., Ltd......................       10,000        185,280
 Daikin Industries, Ltd................................        9,000        179,289
 Daimaru, Inc..........................................        5,000         14,256
 Daito Trust Construction Co., Ltd.....................        4,600         87,578
 Daiwa Bank, Ltd.......................................       76,000        192,691
 Daiwa House Industry Co., Ltd.........................       19,000        140,989
 Daiwa Securities Co., Ltd.............................       49,000        596,146
 Denki Kagaku Kogyo KK.................................       16,000         52,900
 Denso Corp............................................       33,000        749,338
 East Japan Railway Co.................................          147        838,244
 Ebara Corp............................................       11,000        113,397
 Elsai Co., Ltd........................................       10,000        215,463
 Fanuc, Ltd............................................        8,800        767,420
 Fuji Bank, Ltd........................................      127,000        982,502
 Fuji Photo Film Co., Ltd..............................       19,000        663,478
                                                            SHARES           VALUE+
                                                            ------           ------
 *Fuji Soft ABC, Inc...................................        1,000   $     49,036
 Fujikura, Ltd.........................................        9,000         42,795
 Fujita Kanko, Inc.....................................        2,000         10,587
 Fujitsu, Ltd..........................................       72,000      2,039,470
 Furukawa Electric Co., Ltd............................       24,000        343,255
 Gunma Bank, Ltd.......................................       16,000         87,225
 Gunze, Ltd............................................        8,000         23,924
 Hankyu Corp...........................................       18,000         57,506
 Hankyu Department Stores, Inc.........................        3,000         14,794
 *Hanwa Co., Ltd.......................................        2,000          1,839
 Higo Bank, Ltd........................................        5,000         18,482
 Hirose Electric Co., Ltd..............................        1,400        196,201
 *Hitachi Zosen Corp...................................       17,000         14,209
 Hitachi, Ltd..........................................      123,000      1,523,863
 *Hokuriku Bank, Ltd...................................       23,000         53,188
 Honda Motor Co., Ltd..................................       36,000      1,186,904
 House Foods Corp......................................        4,000         59,401
 Hoya Corp.............................................        4,000        371,117
 Inax Corp.............................................        6,000         34,270
 Industrial Bank of Japan..............................       97,120        757,657
 Isetan Co., Ltd.......................................        6,000         58,844
 *Ishihara Sangyo Kaisha, Ltd..........................       12,000         17,943
 *Ishikawajima-Harima Heavy Industries Co., Ltd........       32,000         49,334
 *Itochu Corp..........................................       48,000        193,917
 Itoham Foods, Inc.....................................        5,000         20,525
 Ito-Yokado Co., Ltd...................................       15,000        890,178
 *JGC Corp.............................................        8,000         23,032
 Japan Air Lines Co., Ltd..............................       65,000        196,192
 *Japan Energy Corp....................................       21,000         19,503
 Joyo Bank, Ltd........................................       27,000        105,066
 Jusco Co., Ltd........................................       12,000        205,842
 Kajima Corp...........................................       32,000         79,647
 Kamigumi Co., Ltd.....................................       10,000         47,829
 Kandenko Co., Ltd.....................................        3,000         11,145
 *Kanebo, Ltd..........................................       11,000         23,190
 Kaneka Corp...........................................       12,000        123,594
 Kansai Electric Power Co., Inc........................       36,200        623,981
 Kao Corp..............................................       22,000        668,121
 Katokichi Co., Ltd....................................        2,000         50,151
 *Kawasaki Heavy Industries, Ltd.......................       51,000         66,784
 *Kawasaki Kisen Kaisha, Ltd...........................       11,000         17,265
 *Kawasaki Steel Corp..................................      110,000        166,520
 Keihin Electric Express Railway Co., Ltd..............       13,000         47,328
 Kikkoman Corp.........................................        6,000         42,071
 Kinden Corp...........................................        9,000         48,897
 Kinki Nippon Railway Co., Ltd.........................       55,000        219,642
 Kirin Brewery Co., Ltd................................       37,000        446,714
 Kissei Pharmaceutical Co., Ltd........................        1,000         16,206
 *Kobe Steel, Ltd......................................       42,000         29,645
 Kokuyo Co., Ltd.......................................        4,000         59,810
 Komatsu, Ltd..........................................       32,000        197,037
 Komori Corp...........................................        2,000         31,521
 Konami Co., Ltd.......................................        3,700        195,867
 Konica Corp...........................................       10,000         61,296
 Koyo Seiko Co.........................................        4,000         27,862

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kubota Corp...........................................       47,000   $    165,869
 Kuraray Co., Ltd......................................       12,000        124,820
 Kureha Chemical Industry Co., Ltd.....................        8,000         20,803
 Kurita Water Industries, Ltd..........................        4,000         83,956
 Kyocera Corp..........................................        7,000      1,162,386
 *Kyowa Exeo Corp......................................        3,000         28,558
 Kyowa Hakko Kogyo Co., Ltd............................       16,000        145,623
 Kyushu Electric Power Co., Inc........................        8,500        112,018
 Lion Corp.............................................        5,000         21,314
 *Makino Milling Machine Co., Ltd......................        3,000         27,165
 Makita Corp...........................................        4,000         38,003
 *Marubeni Corp........................................       50,000        132,807
 Marui Co., Ltd........................................       13,000        238,449
 Matsushita Communication Industrial Co., Ltd..........        1,000        107,732
 Matsushita Electric Industrial Co., Ltd...............       76,000      1,796,331
 Matsushita Electric Works, Ltd........................       14,000        160,316
 Meiji Milk Products Co., Ltd..........................       10,000         49,965
 Meiji Seika Kaisha, Ltd. Tokyo........................       13,000         84,514
 Meitec Corp...........................................        1,000         36,777
 Minebea Co., Ltd......................................       13,000        153,694
 Mitsubishi Chemical Corp..............................       80,000        312,793
 Mitsubishi Corp.......................................       57,000        473,257
 Mitsubishi Electric Corp..............................       79,000        776,243
 Mitsubishi Estate Co., Ltd............................       48,000        564,811
 Mitsubishi Gas Chemical Co., Inc......................       18,000         46,640
 Mitsubishi Heavy Industries, Ltd......................      124,000        430,703
 Mitsubishi Logistics Corp.............................        4,000         31,948
 *Mitsubishi Materials Corp............................       41,000        136,318
 Mitsubishi Rayon Co. Ltd..............................       23,000         60,664
 Mitsubishi Trust & Banking Corp.......................       48,000        387,834
 Mitsui & Co., Ltd.....................................       58,000        407,764
 *Mitsui Engineering and Shipbuilding Co., Ltd.........       17,000         12,788
 Mitsui Fudosan Co., Ltd...............................       30,000        309,542
 Mitsui Marine & Fire Insurance Co., Ltd...............       28,000        148,484
 Mitsui Mining and Smelting Co., Ltd...................       18,000        119,025
 Mitsui O.S.K. Lines, Ltd..............................       28,000         57,209
 *Mitsukoshi, Ltd......................................       17,000         63,311
 Mori Seiki Co., Ltd...................................        2,000         29,719
 Murata Manufacturing Co., Ltd.........................        8,000      1,344,787
 Mycal Corp............................................        7,000         21,193
 NEC Corp..............................................       60,000      1,521,244
 NGK Insulators, Ltd...................................       12,000        124,820
 NGK Spark Plug Co., Ltd...............................        7,000         81,978
 *NKK Corp.............................................       63,000         40,371
 NSK, Ltd..............................................       20,000        153,982
 NTN Corp..............................................       14,000         45,767
 Nagoya Railroad Co., Ltd..............................       14,000         39,006
 Namco, Ltd............................................        1,500         37,892
 Nichido Fire and Marine Insurance Co., Ltd............       10,000         51,080
 Nichiei Co., Ltd......................................        2,100         37,056
 Nichirei Corp.........................................        7,000         20,543
 *Nidec Corp...........................................        2,000        150,453
 Nikko Securities Co., Ltd.............................       24,000        222,447
 Nikon Corp............................................       13,000        358,579
 Nintendo Co., Ltd., Kyoto.............................        5,200        778,008
 Nippon COMSYS Corp....................................        5,000         93,104
 *Nippon Credit Bank, Ltd..............................       26,000              0
 Nippon Express Co., Ltd...............................       39,000        217,321
                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Fire and Marine Insurance Co., Ltd.............       13,000   $     36,099
 Nippon Meat Packers, Inc., Osaka......................        8,000        108,475
 Nippon Mitsubishi Oil Company.........................       50,000        204,783
 Nippon Paper Industries Co., Ltd......................       32,000        210,708
 Nippon Sheet Glass Co., Ltd...........................       16,000        144,880
 Nippon Shinpan Co., Ltd...............................        6,000         12,315
 Nippon Shokubai Co., Ltd..............................        4,000         18,389
 Nippon Steel Corp.....................................      251,000        550,137
 Nippon Telegraph & Telephone Corp.....................        1,172      6,966,145
 Nippon Yusen KK.......................................       41,000        176,680
 Nishimatsu Construction Co., Ltd......................       10,000         35,849
 *Nissan Motor Co., Ltd................................      147,000        771,349
 Nisshin Flour Milling Co., Ltd........................        9,000         81,913
 Nisshinbo Industries, Inc.............................        5,000         22,754
 Nissin Food Products Co., Ltd.........................        4,000        100,302
 Nitto Denko Corp......................................        6,000        253,541
 Nomura Securities Co., Ltd............................       72,000      1,651,636
 Noritake Co., Ltd.....................................        4,000         18,203
 Obayashi Corp.........................................       22,000         83,771
 Odakyu Electric Railway Co., Ltd......................       13,000         41,170
 Oji Paper Co., Ltd....................................       35,000        225,586
 Okumura Corp..........................................        5,000         15,092
 Olympus Optical Co., Ltd..............................        8,000        137,451
 Omron Corp............................................        9,000        229,440
 Onward Kashiyama Co., Ltd.............................        6,000         80,241
 *Orient Corp..........................................       12,000         54,720
 Oriental Land Co., Ltd................................        3,000        298,676
 Orix Corp.............................................        2,760        408,841
 Osaka Gas Co., Ltd....................................       85,000        216,299
 Pioneer Electronic Corp...............................        6,000        183,329
 Promise Co., Ltd......................................        4,000        336,197
 Q.P. Corp.............................................        3,000         23,209
 Ricoh Co., Ltd., Tokyo................................        5,000        104,481
 Rohm Co., Ltd.........................................        4,000      1,266,774
 SMC Corp..............................................        2,600        456,132
 Sakura Bank, Ltd......................................      151,000      1,117,687
 Sanden Corp...........................................        3,000         17,692
 Sankyo Co., Ltd.......................................       16,000        369,259
 Sanrio Co., Ltd.......................................        2,000         53,494
 Sanwa Shutter Corp....................................        4,000         12,631
 Sanyo Electric Co., Ltd...............................       69,000        510,090
 Sapporo Breweries, Ltd................................       11,000         42,396
 Secom Co., Ltd........................................        8,000        542,373
 Sega Enterprises, Ltd.................................        3,200         47,848
 Seibu Railway Co., Ltd................................        8,000        103,274
 Seino Transportation Co., Ltd.........................        3,000         13,708
 *Seiyu, Ltd...........................................        4,000         16,308
 Sekisui Chemical Co., Ltd.............................       20,000         68,725
 Sekisui House, Ltd....................................       24,000        233,592
 Seven-Eleven Japan Co., Ltd...........................       14,000      1,239,099
 Seventy-seven (77) Bank, Ltd..........................       13,000        118,923
 Sharp Corp. Osaka.....................................       41,000        738,704
 Shikoku Electric Power Co., Inc.......................        4,200         52,346
 Shimachu Co., Ltd.....................................        1,000         16,698
 Shimamura Co., Ltd....................................        1,200        125,377
 Shimano, Inc..........................................        4,000         89,529
 Shimizu Corp..........................................       24,000         56,838
 Shin-Etsu Chemical Co., Ltd...........................       15,000        735,546
 Shionogi & Co., Ltd...................................       11,000        174,692
 Shiseido Co., Ltd.....................................       15,000        206,455
 Shizuoka Bank, Ltd....................................       27,000        255,268

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Showa Denko KK.......................................       38,000   $     45,173
 Showa Shell Sekiyu KK.................................        9,000         36,944
 Skylark Co., Ltd......................................        4,000        140,051
 Snow Brand Milk Products Co., Ltd.....................       10,000         50,151
 *Softbank Corp........................................        3,600        551,660
 *Softbank Corp. Issue 2000............................        7,200      1,079,916
 Sony Corp.............................................       30,200      2,734,617
 Sumitomo Bank, Ltd....................................      116,000      1,521,169
 Sumitomo Chemical Co., Ltd............................       60,000        289,761
 Sumitomo Corp.........................................       39,000        362,201
 Sumitomo Electric Industries, Ltd.....................       27,000        393,685
 Sumitomo Forestry Co., Ltd............................        3,000         18,667
 *Sumitomo Heavy Industries, Ltd.......................       17,000         44,049
 Sumitomo Marine & Fire Insurance Co., Ltd.............       23,000        144,184
 *Sumitomo Metal Industries, Ltd. Osaka................      123,000         84,532
 *Sumitomo Metal Mining Co., Ltd.......................       19,000         80,288
 *Sumitomo Osaka Cement Co., Ltd.......................       14,000         54,609
 TDK Corp..............................................        1,000        123,148
 Taiheiyo Cement Corp..................................       23,000         34,391
 Taisei Corp...........................................       24,000         32,988
 Taisho Pharmaceutical Co., Ltd........................       12,000        366,659
 Taiyo Yuden Co., Ltd..................................        4,000        303,877
 Takara Shuzo Co., Ltd.................................        8,000        178,314
 *Takara Standard Co., Ltd.............................        3,000         12,398
 Takashimaya Co., Ltd..................................        9,000         81,077
 Takeda Chemical Industries, Ltd.......................       32,000      2,184,350
 *Takefuji Corp........................................        5,000        529,371
 Takuma Co., Ltd.......................................        2,000         16,958
 Teijin, Ltd...........................................       33,000        137,608
 Teikoku Oil Co., Ltd..................................        6,000         17,831
 Terumo Corp...........................................        7,000        223,636
 Tobu Railway Co., Ltd.................................       29,000         77,297
 *Toda Corp............................................        8,000         31,205
 *Toei Co., Ltd........................................        4,000         26,376
 Toho Co., Ltd.........................................          600        100,915
 Tohuku Electric Power Co., Inc........................       17,000        213,141
 Tokai Bank, Ltd.......................................       83,000        404,690
 Tokio Marine & Fire Insurance Co., Ltd................       57,000        622,010
 Tokyo Broadcasting System, Inc........................        6,000        222,893
 *Tokyo Dome Corp......................................        4,000         17,460
 Tokyo Electric Power Co., Ltd.........................       50,000      1,249,129
 Tokyo Electron, Ltd...................................        6,000        819,131
 Tokyo Gas Co., Ltd....................................       95,000        232,923
 Tokyo Steel Manufacturing Co., Ltd....................        3,700         11,821
 Tokyo Style Co., Ltd..................................        2,000         18,017
 Tokyu Corp............................................       40,000        176,085
 Toppan Printing Co., Ltd..............................       25,000        265,150
 Toray Industries, Inc.................................       47,000        178,964
 Toshiba Corp..........................................      119,000      1,149,384
 *Tosoh Corp...........................................       22,000        109,515
 Tostem Corp...........................................        7,000        115,393
 Toto, Ltd.............................................       13,000         87,411
 Toyo Information System Co., Ltd......................        1,000         53,959
 Toyo Seikan Kaisha, Ltd...............................        7,300        129,017
 Toyo Trust & Banking Co., Ltd.........................       12,000         40,566
 Toyobo Co., Ltd.......................................       14,000         22,754
 Toyoda Automatic Loom Works, Ltd......................        6,000        128,163
 Toyota Motor Corp.....................................      139,000      6,312,604
 Tsubakimoto Chain Co..................................        4,000         18,686
                                                            SHARES           VALUE+
                                                            ------           ------
 UNY Co., Ltd..........................................        7,000   $     86,334
 *Ube Industries, Ltd..................................       28,000         63,190
 Uni-Charm Corp........................................        2,000        117,019
 Wacoal Corp...........................................        4,000         33,545
 *World Co., Ltd.......................................        1,000         39,006
 Yakult Honsha Co., Ltd................................        4,000         43,464
 Yamaguchi Bank........................................        3,000         19,810
 Yamaha Corp...........................................        7,000         63,710
 Yamanouchi Pharmaceutical Co., Ltd....................       13,000        592,802
 Yamato Transport Co., Ltd.............................       16,000        373,717
 Yamazaki Baking Co., Ltd..............................        6,000         55,445
 *Yasuda Trust & Banking Co., Ltd......................       66,000         81,523
 Yokogawa Electric Corp................................        7,000         58,509
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $80,782,383)...................................                  90,755,806
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $9,975).......................................                       9,992
                                                                       ------------
TOTAL -- JAPAN
  (Cost $80,792,358)...................................                  90,765,798
                                                                       ------------
UNITED KINGDOM -- (18.9%)
COMMON STOCKS -- (18.9%)
 *3I Group P.L.C.......................................       21,000        397,381
 Abbey National P.L.C..................................       50,600        672,745
 Airtours P.L.C........................................       17,000         91,476
 Allied Zurich P.L.C...................................       55,499        622,158
 Amec P.L.C............................................        5,000         16,703
 Amvescap P.L.C........................................       24,000        314,604
 Anglian Water P.L.C...................................        9,793         81,385
 Arjo Wiggins Appleton P.L.C...........................       28,200        106,325
 *Arm Holdings P.L.C...................................       30,000        265,459
 Associated British Foods P.L.C........................       20,720        136,733
 BAA P.L.C.............................................       37,807        275,769
 BBA Group P.L.C.......................................       12,298         79,961
 *BG Group P.L.C.......................................      123,980        743,105
 BOC Group P.L.C.......................................       11,178        157,053
 BP Amoco P.L.C........................................      697,689      6,345,656
 BPB P.L.C.............................................       10,400         57,516
 Barclays P.L.C........................................       53,822      1,398,986
 Barratt Developments P.L.C............................        4,000         13,811
 *Bass P.L.C...........................................       31,228        341,205
 Berkeley Group P.L.C..................................        2,300         19,217
 *Blue Circle Industries P.L.C.........................       47,639        302,982
 Boots Co., P.L.C......................................       30,086        250,480
 British Aerospace P.L.C...............................      105,245        659,914
 British Airways P.L.C.................................       36,000        194,789
 British American Tobacco P.L.C........................       77,499        452,926
 British Land Co. P.L.C................................       17,300        103,433
 *British Sky Broadcasting Group P.L.C.................       61,000      1,116,915
 British Telecommunications P.L.C......................      233,711      3,384,987
 Bunzl P.L.C...........................................       16,190         77,437
 Burmah Castrol P.L.C..................................        7,481        184,277
 CGU P.L.C.............................................       47,198        716,756
 Cable and Wireless P.L.C..............................       68,658      1,144,248
 Cadbury Schweppes P.L.C...............................       73,082        486,099
 *Canary Wharf Group P.L.C.............................       21,000        112,215
 Capita Group P.L.C....................................        7,000        156,420
 Caradon P.L.C.........................................        9,000         21,322
 Carillion P.L.C.......................................        4,425          7,044

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Carlton Communications P.L.C..........................       16,501   $    195,832
 *Celltech P.L.C.......................................        8,000        116,228
 Centrica P.L.C........................................      141,600        512,192
 Cobham P.L.C..........................................        1,540         21,200
 Compass Group P.L.C...................................       24,000        268,687
 *Corus Group P.L.C....................................      104,184        152,609
 De la Rue P.L.C.......................................        4,250         21,598
 Diageo P.L.C..........................................      123,369      1,054,766
 *Dixons Group P.L.C...................................       58,869        278,493
 EMI Group P.L.C.......................................       27,688        235,482
 Electrocomponents P.L.C...............................       14,117        138,631
 *Elementis P.L.C......................................       11,213         13,576
 FKI P.L.C.............................................       19,000         57,935
 GKN P.L.C.............................................       25,254        348,029
 Glaxo Wellcome P.L.C..................................      129,619      3,661,715
 Granada Group P.L.C...................................       65,679        582,150
 Great Portland Estates P.L.C..........................        6,900         22,947
 Great Universal Stores P.L.C..........................       33,600        208,672
 HSBC Holdings P.L.C...................................      311,563      3,436,816
 Halifax P.L.C.........................................       79,950        785,721
 Hammerson P.L.C.......................................        7,500         46,186
 Hanson P.L.C..........................................       23,200        164,543
 Hays P.L.C............................................       61,000        341,913
 *Hepworth P.L.C.......................................        6,000         18,116
 Hilton Group P.L.C....................................       53,300        196,779
 Hyder P.L.C...........................................        2,090          9,497
 IMI P.L.C.............................................        9,000         36,725
 Imperial Chemical Industries P.L.C....................       25,900        207,500
 Invensys P.L.C........................................      123,449        424,394
 Jarvis P.L.C..........................................        3,000          7,130
 Johnson Matthey P.L.C.................................        7,000         80,041
 Kingfisher P.L.C......................................       48,531        448,293
 Laird Group P.L.C.....................................        3,700         12,084
 Land Securities P.L.C.................................       18,000        212,546
 Lasmo P.L.C...........................................       47,800         85,021
 Legal and General Group P.L.C.........................      182,000        457,019
 Lex Service P.L.C.....................................        2,500         15,507
 Lloyds TSB Group P.L.C................................      199,481      2,158,709
 Logica P.L.C..........................................       14,290        382,117
 London Bridge Software Holdings P.L.C.................        5,000         46,709
 Lonmin P.L.C..........................................        3,491         32,352
 MEPC P.L.C............................................       11,088         72,922
 Marconi P.L.C.........................................       96,181      1,157,282
 Marks & Spencer P.L.C.................................      102,268        380,621
 Misys P.L.C...........................................       20,060        173,006
 National Grid Group P.L.C.............................       52,000        400,281
 *National Power P.L.C.................................       40,002        219,732
 *Newco, Ltd...........................................        7,000         31,389
 Next P.L.C............................................       10,630         99,304
 *Nycomed Amersham P.L.C...............................       21,000        180,956
 Ocean Group P.L.C.....................................        4,523         82,140
 Pearson P.L.C.........................................       22,217        669,468
 Peninsular & Oriental Steam Navigation Co.............       23,417        245,360
 Pilkington P.L.C......................................       39,089         48,202
 Provident Financial P.L.C.............................        9,000         94,839
 Prudential Corp. P.L.C................................       69,498      1,050,733
 Psion P.L.C...........................................       10,000         81,910
 RMC Group P.L.C.......................................        8,000        100,563
 Racal Electronics P.L.C...............................        9,764         64,944
 *Railtrack Group P.L.C................................       16,357        205,370
                                                            SHARES           VALUE+
                                                            ------           ------
 Rank Group P.L.C......................................       16,000   $     33,720
 Reed International P.L.C..............................       38,000        251,050
 Rentokill Initial P.L.C...............................      101,000        226,447
 Reuters Holdings Group P.L.C..........................       50,640        753,888
 Rexam P.L.C...........................................       13,401         47,072
 Rio Tinto P.L.C.......................................       38,568        568,982
 Rolls-Royce P.L.C.....................................       41,458        152,439
 Royal & Sun Alliance Insurance Group P.L.C............       41,171        244,922
 *Royal Bank of Scotland Group P.L.C...................       86,176      1,416,880
 Safeway P.L.C.........................................       26,400         96,579
 Sage Group P.L.C......................................       45,100        437,160
 Sainsbury (J.) P.L.C..................................       64,361        293,411
 Schroders P.L.C.......................................        7,000        112,267
 Scottish & Newcastle P.L.C............................       17,600        152,053
 Scottish Hydro-Electric P.L.C.........................       24,000        187,077
 Scottish Power P.L.C..................................       65,000        514,924
 *Sema Group P.L.C.....................................       15,000        208,959
 Seton Healthcare Group P.L.C..........................        5,000         53,772
 Slough Estates P.L.C..................................       13,800         74,050
 *Smith and Nephew P.L.C...............................       32,000         85,138
 Smithkline Beecham P.L.C..............................      153,055      1,953,707
 Smiths Industries P.L.C...............................       11,263        140,655
 Spirent P.L.C.........................................        9,174         51,010
 St. James Place Capital P.L.C.........................       11,000         41,515
 *Stagecoach Holdings P.L.C............................       51,008         45,745
 TI Group P.L.C........................................       18,000         99,547
 Tate & Lyle P.L.C.....................................       12,900         48,300
 Taylor Woodrow P.L.C..................................        8,766         19,916
 Tesco P.L.C...........................................      242,867        733,287
 Thames Water P.L.C....................................       11,769        141,081
 Unigate P.L.C.........................................        5,800         26,528
 Unilever P.L.C........................................      103,628        683,464
 United Utilities P.L.C................................       18,400        173,541
 Vodafone Group P.L.C..................................    2,183,365      9,953,601
 *WPP Group P.L.C......................................       27,500        334,178
 Williams P.L.C........................................       24,000        136,317
 *Wimpey (George) P.L.C................................        8,100         13,499
 *Wolseley P.L.C.......................................       19,516         99,034
 Zeneca Group P.L.C....................................       63,100      2,657,813
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $55,844,452)...................................                  67,628,502
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $9,952).......................................                       9,997
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $55,854,404)...................................                  67,638,499
                                                                       ------------
FRANCE -- (11.0%)
COMMON STOCKS -- (11.0%)
 AXA-UAP...............................................       15,266      2,236,922
 Accor SA..............................................        6,940        279,330
 *Air Liquide..........................................          650         90,723
 Air Liquide Prime Fidelite............................        2,076        285,686
 Air Liquide Prime Fidelite 2002.......................        2,637        368,057
 Alcatel...............................................       41,000      2,254,795
 Altadis SA............................................        3,800         55,153
 Aventis...............................................       30,865      1,995,113
 Banque Nationale de Paris.............................       17,869      1,603,318
 Bouygues..............................................        1,154        710,628
 *Bouygues Em 00.......................................           63         38,678

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *CPR (Cie Parisienne de Reescompte)...................          400   $     14,686
 Canal Plus SA.........................................        4,982        942,546
 Cap Gemini SA.........................................        3,050        568,261
 Carrefour.............................................       27,150      1,909,826
 Casino Guichard Perrachon.............................        3,200        283,414
 Cie Generale d'Optique Essilor International SA.......          350        102,246
 Club Mediterranee SA..................................          500         62,600
 Coflexip SA...........................................          600         69,778
 Compagnie Francaise d'Etudes et de Construction
   Technip SA..........................................          500         51,842
 *Credit National......................................          800         54,902
 Dassault Systemes SA..................................        4,200        317,450
 Eridania Beghin-Say SA................................          800         72,968
 EuraFrance, Paris.....................................          105         44,803
 France Telecom SA.....................................       40,600      5,892,625
 GTM Entrepose.........................................          400         33,386
 Generale des Establissements Michelin SA Series B.....        5,309        174,787
 Groupe Danone.........................................        2,896        674,394
 *Groupement pour le Financement de la Construction
   SA..................................................          584         58,493
 Imerys................................................          600         74,007
 L'Oreal...............................................        2,640      1,808,102
 LVMH (Louis Vuitton Moet Hennessy)....................        3,867      1,567,916
 LaFarge SA............................................        3,933        302,740
 Lagardere SCA.........................................        4,600        319,954
 Legrand SA............................................          600        122,807
 Pechiney SA Series A..................................        1,655         67,687
 Pernod-Ricard SA......................................        1,760         92,221
 Peugeot SA............................................        1,750        357,050
 Pinault Printemps Redoute SA..........................        4,700      1,005,574
 *Publicis SA..........................................          300        123,168
 SEB SA................................................          300         18,530
 Saint-Gobain..........................................        3,284        455,316
 Sanofi Synthelabo.....................................       28,956      1,255,419
 Schneider SA..........................................        6,399        423,720
 Sidel SA..............................................        1,000         67,237
 Simco SA..............................................          600         44,404
 Societe Generale, Paris...............................       16,328        936,572
 Sodexho Alliance SA...................................        1,300        208,693
 BIC...................................................        1,700         74,904
 Suez Lyonnaise des Eaux SA............................        7,854      1,311,088
 Thomson-CSF...........................................        6,624        255,554
 Total SA..............................................       28,706      4,496,460
 UNIBAIL (Union du Credit Bail Immobiliere )...........          400         51,489
 Usinor................................................        9,100        108,868
 Valeo SA..............................................        3,100        156,110
 Vivendi SA............................................       23,472      2,503,320
 Zodiac SA.............................................          100         18,010
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $27,316,154)...................................                  39,474,330
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris CVG Rights 07/15/02
   (Cost $5,148).......................................        1,521          7,053
                                                                       ------------
TOTAL -- FRANCE
  (Cost $27,321,302)...................................                  39,481,383
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------
GERMANY -- (9.5%)
COMMON STOCKS -- (9.5%)
 AGIV AG fuer Industrie & Verkehrswesen................          900   $     16,025
 AXA Colonia Konzern AG................................          650         57,568
 *Aachener und Muenchener Beteiligungs AG..............        1,500        100,855
 Adidas-Salomon AG.....................................        1,900        111,363
 Allianz AG............................................       10,400      3,782,765
 *Aventis..............................................        9,002        584,394
 BASF AG...............................................       26,100      1,062,609
 Bayer AG..............................................       30,900      1,192,121
 Bayerische Motorenwerke AG............................       16,250        476,221
 Bayerische Vereinsbank AG.............................       16,500      1,049,727
 Beiersdorf AG.........................................        3,500        261,296
 Bilfinger & Berger Bau AG, Mannheim...................          800         11,908
 Buderus AG............................................        1,400         22,981
 Celanese AG...........................................        1,200         23,148
 Commerzbank AG........................................        8,490        311,403
 Continental AG........................................        5,300         96,584
 DaimlerChrysler AG, Stuttgart.........................       42,452      2,338,584
 Degussa-Huels AG......................................        2,700         82,632
 *Deutsche Bank AG.....................................       25,988      1,961,850
 Deutsche Lufthansa AG.................................       16,150        386,421
 Deutsche Telekom AG...................................      107,520      6,650,948
 Douglas Holding AG....................................          900         26,793
 Dresdner Bank AG......................................       21,880        882,684
 Em TV & Merchandising AG..............................        4,300        285,130
 Fag Kugelfischer Georg Schaeffer AG...................        2,500         18,548
 Fresenius Medical Care AG.............................        2,900        238,018
 *Gehe AG..............................................        3,000         99,325
 Heidelberger Zement AG, Heidelberg....................        2,300        134,807
 Hochtief AG...........................................        2,210         69,992
 Kamps AG, Duesseldorf.................................        1,800         47,743
 Karstadt Quelle AG....................................        1,500         50,358
 Linde AG..............................................        5,000        203,565
 MAN AG................................................        4,650        158,697
 Merck KGAA............................................        1,900         60,615
 Metro AG..............................................       12,840        431,064
 Munchener Rueckversicherungs..........................        7,300      2,132,563
 Preussag AG...........................................        7,336        257,850
 RWE AG................................................       20,050        721,464
 RWE AG................................................          800         23,333
 SAP AG (Systeme Anwendungen Produkte in der
   Datenverarbeitung)..................................        2,500      1,045,647
 *SGL Carbon AG........................................          700         47,910
 Schering AG...........................................        2,700        395,254
 Siemens AG............................................       25,200      3,657,492
 Thyssen Krupp AG......................................       21,800        384,130
 Veba AG...............................................       21,300      1,067,094
 Viag AG...............................................       15,496        307,540
 Volkswagen AG.........................................       13,220        532,096
 *Wcm Beteiligungs.....................................        7,406        206,737
                                                                       ------------
TOTAL -- GERMANY
  (Cost $28,473,035)...................................                  34,067,852
                                                                       ------------
SWITZERLAND -- (5.7%)
COMMON STOCKS -- (5.7%)
 ABB, Ltd..............................................       11,400      1,409,035
 Adecco SA.............................................          656        515,515
 *Alusuisse Lonza Group AG.............................          160        100,815

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Credit Suisse Holding, Zuerich (Namen)................       10,339   $  1,921,418
 Financiere Richemont AG...............................          106        262,656
 Fischer (Georg) AG, Schaffhausen (Namen)..............           70         22,095
 Forbo Holding AG, Eglisau.............................           47         18,246
 Holderbank Financiere Glarus AG, Glarus...............          303        353,770
 Interallianz Bank AG, Zuerich.........................          110         29,982
 Jelmoli Holding AG, Zuerich...........................           19         24,549
 Kuoni Reisen Holding AG...............................          110         47,505
 *Lonza Group AG, Zuerich..............................          239        120,558
 Moevenpick-Holding, Zuerich...........................           45         20,443
 Nestle SA, Cham et Vevey..............................        1,493      2,836,276
 Novartis AG, Basel....................................        2,740      4,025,157
 Roche Holding AG, Basel...............................           79        918,177
 Roche Holding, Ltd., Basel Genussch...................          250      2,625,384
 SGS Societe Generale de Surveillance Holding SA.......           62        113,393
 Sairgroup, Zuerich....................................          437         80,311
 Schindler Holding AG, Hergiswil.......................           21         32,460
 Schindler Holding AG, Hergiswil Partizipsch...........           36         55,434
 Schneizerische Rueckversicherangs-Gesellschaft........          532      1,019,123
 Sika Finanz AG, Baar..................................           60         20,283
 *Sulzer AG, Winterthur................................          135         90,558
 Swatch Group AG.......................................          123        149,850
 Swatch Group AG (Namen)...............................          512        128,076
 *Swisscom AG..........................................          943        329,913
 *UBS AG...............................................       16,320      2,192,862
 Zurich Allied AG......................................        1,808        885,339
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,887,650)...................................                  20,349,183
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $1,042).......................................                       1,038
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $15,888,692)...................................                  20,350,221
                                                                       ------------
NETHERLANDS -- (4.9%)
COMMON STOCKS -- (4.9%)
 ABN-AMRO Holding NV...................................       52,172      1,185,519
 AKZO Nobel NV.........................................        9,900        375,607
 Aegon NV..............................................       46,816      1,678,513
 Asr Verzekeringsgroep NV..............................          411         21,155
 *Baan Company NV......................................        4,700         12,946
 Buhrmann NV...........................................        2,800         84,783
 Elsevier NV...........................................       21,700        202,454
 Getronics NV..........................................       11,793        196,317
 Hagemeyer NV..........................................        2,863         67,712
 Heineken NV...........................................       10,850        553,931
 IHC Caland NV.........................................          600         26,904
 Ing Groep NV..........................................       34,632      2,059,073
 KLM (Koninklijke Luchtvaart Mij) NV...................        2,377         52,796
 Koninklijke Ahold NV..................................       22,918        644,003
 Koninklijke KPN NV....................................       16,693      1,498,620
 Koninklijke Vopak NV..................................        1,700         38,626
 *Norit NV.............................................       14,400        526,973
 Oce NV................................................        1,567         22,089
                                                            SHARES           VALUE+
                                                            ------           ------
 Royal Dutch Petroleum Co., Den Haag...................       74,600   $  4,568,237
 Royal Philips Electronics NV, Eindhoven...............       46,976      2,085,053
 Stork NV..............................................          800         10,535
 TNT Post Groep NV.....................................       16,558        397,105
 Unilever NV...........................................       19,842      1,001,963
 Vedior NV, Amsterdam..................................        2,654         30,520
 Wolters Kluwer NV.....................................       11,084        269,421
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,545,997)...................................                  17,610,855
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Unilever NV Cumulative
   (Cost $114,431).....................................       19,200         94,194
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *TNT Post Groep NV Rights 06/08/00
   (Cost $0)...........................................       16,558              0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $13,660,428)...................................                  17,705,049
                                                                       ------------
ITALY -- (4.2%)
COMMON STOCKS -- (4.2%)
 Alitalia Linee Aeree Italiane SpA Series A............       50,000         96,914
 Alleanza Assicurazioni SpA............................       13,612        155,778
 Alleanza Assicurazioni SpA (Risp).....................          124            753
 Assicurazioni Generali SpA, Trieste...................       38,264      1,146,202
 Autogrill SpA, Novara.................................        8,000         83,095
 Banca Commerciale Italiana SpA........................        7,076         33,599
 Banca di Roma.........................................      176,500        189,713
 Banca Intesa SpA, Milano..............................      143,367        562,416
 Banca Popolare di Milano..............................        7,000         45,313
 Benetton Group SpA....................................       60,000        119,357
 Beni Stabili SpA, Roma................................       38,607         19,227
 Bulgari SpA...........................................        7,000         86,990
 Cartiere Burgo SpA....................................        3,000         28,323
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................       20,150         25,601
 Credito Italiano......................................      164,000        720,926
 *ENEL SpA (Ente Nazionale per l'Energia Elettrica),
   Roma................................................      371,000      1,644,638
 ENI SpA...............................................      271,000      1,452,665
 Edison SpA............................................       18,000        160,756
 Fabbrica Italiana Magneti Marelli SpA.................        7,500         38,116
 Fiat SpA..............................................       11,990        302,786
 HPI SpA (Holding di Partecipazioni Industriale).......       18,000         20,917
 IFIL Finanziaria Partecipazioni SpA...................        4,500         34,012
 ITALGAS SpA, Torino...................................       23,000         93,640
 *Immsi SpA............................................        4,000          5,602
 *Ing C.Olivetti & C SpA, Ivrea........................      155,900        526,279
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....        4,680         42,187
 La Fondiara Assicurazioni SpA.........................        4,200         19,553
 Mediaset SpA..........................................       40,000        615,796
 Mediobanca SpA........................................       19,000        159,115
 Mondadori (Arnoldo) Editore SpA.......................        4,000         91,442
 Parmalat Finanziaria SpA..............................       35,000         43,300
 Pirelli SpA...........................................       60,000        153,021

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 RAS SpA (Riunione Adriatica di Sicurta)...............       23,803   $    222,518
 Rinascente per l'Esercizio di Grande Magazzini SpA....        6,000         34,221
 SAI SpA (Sta Assicuratrice Industriale), Torino.......        2,000         30,382
 *SNIA SpA.............................................       20,000         19,012
 San Paolo-IMI SpA.....................................       46,607        678,608
 Seat Pagine Gialle SpA, Torino........................       86,000        326,205
 Sirti SpA.............................................        4,000          7,308
 *Tecnost SpA..........................................      106,179        383,051
 Telecom Italia Mobile SpA.............................      198,740      2,058,766
 *Telecom Italia SpA, Torino...........................      177,500      2,436,287
                                                                       ------------
TOTAL -- COMMON STOCK
  (Cost $14,494,954)...................................                  14,914,390
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fiat SpA (Cost $43,047)...............................        3,000         48,271
                                                                       ------------
TOTAL -- ITALY
  (Cost $14,538,001)...................................                  14,962,661
                                                                       ------------
FINLAND -- (3.3%)
COMMON STOCKS -- (3.3%)
 Amer-Yhtymae Oyj Series A.............................          800         21,441
 Finnlines Oy..........................................          700         12,984
 Hartwall Oyj Series A.................................        1,982         31,064
 Instrumentarium Oy....................................          800         18,325
 Kemira Oyj............................................        3,200         16,916
 Kesko Oyj.............................................        2,800         27,811
 Kone Corp.............................................          600         36,174
 Metra Oyj Series B....................................        1,200         21,701
 Metso Oyj.............................................        5,065         65,762
 Nokia Oyj.............................................      178,044      9,213,613
 Nordic Baltic Holdings AB.............................       22,848        150,436
 Outokumpu Oyj Series A................................        4,600         49,060
 Pohjola Group Insurance Corp. Series A................        2,200        132,619
 Rautaruukki Oy Series K...............................        5,100         25,777
 Sampo Insurance Co., Ltd..............................        2,200         91,813
 Sanitec Oyj...........................................          354          3,447
 Sonera Group Oyj......................................       27,508      1,385,247
 Stockmann Oy AB.......................................          600         10,016
 Tietoenator Corp......................................        2,800        108,803
 Upm-Kymmene Oyj.......................................        9,900        249,731
 Uponor Oyj Series A...................................        1,400         25,708
                                                                       ------------
TOTAL -- FINLAND
  (Cost $5,997,179)....................................                  11,698,448
                                                                       ------------
SWEDEN -- (3.0%)
COMMON STOCKS -- (3.0%)
 Asea AB...............................................        3,102        378,584
 Assidomaen AB.........................................        3,400         58,659
 Astrazeneca P.L.C.....................................       18,161        758,635
 Atlas Copco AB Series A...............................        4,000         88,760
 Atlas Copco AB Series B...............................        1,700         36,403
 Drott Series B........................................        2,400         25,164
 Electrolux AB Series B................................       11,800        199,000
 Foreningssparbanken AB Series A.......................       17,100        254,231
 Gambro AB Series A....................................        7,300         54,266
 Gambro AB Series B....................................        2,700         19,921
 Graenges AB...........................................        1,100         19,283
                                                            SHARES           VALUE+
                                                            ------           ------

 Hennes & Mauritz AB Series B..........................       23,600   $    594,383
 Mandamus AB...........................................          225          1,098
 *Netcom AB Series B...................................        2,600        183,179
 Om Gruppen AB.........................................        2,500        100,687
 SSAB Swedish Steel Series A...........................        1,700         18,013
 Sandvik AB............................................        7,500        163,513
 Securitas AB Series B.................................       10,900        253,360
 Skandia Insurance AB..................................       33,000        842,112
 Skandinaviska Enskilda Banken Series A................       21,800        237,034
 Skanska AB............................................        3,000        111,172
 Svenska Cellulosa AB Series B.........................        6,700        134,178
 Svenska Handelsbanken Series A........................       23,000        324,086
 Svenska Kullagerfabriken AB Series A..................        1,300         22,645
 Svenska Kullagerfabriken AB Series B..................        1,300         23,727
 Swedish Match AB (Frueher Svenska Taendsticks AB).....        8,800         27,241
 Sydkraft AB Series C..................................        2,400         39,942
 Telefon AB L.M. Ericsson Series A.....................       12,000        250,304
 Telefon AB L.M. Ericsson Series B.....................      253,200      5,126,899
 Trelleborg AB Series B................................        2,200         14,645
 Volvo AB Series A.....................................        4,200         96,926
 Volvo AB Series B.....................................        9,800        232,141
 WM-Data AB Series B...................................        8,500         64,601
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,095,509)....................................                  10,754,792
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Swedish Match AB Rights 06/05/00.....................        8,800            459
 *Volvo AB Series A Redemption Rights 06/30/00.........        4,200          2,610
 *Volvo AB Series B Rights 06/30/00....................        9,800          6,252
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       9,321
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $6,672).......................................                       6,737
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $6,102,181)....................................                  10,770,850
                                                                       ------------
SPAIN -- (2.6%)
COMMON STOCKS -- (2.6%)
 Acerinox SA...........................................        2,000         67,515
 Aguas de Barcelona SA.................................        4,400         59,372
 Autopistas Concesionaria Espanola SA..................        9,335         88,304
 Azucarera Ebro Agricolas SA...........................          900         10,926
 Banco Bilbao Vizcaya SA...............................      109,300      1,520,477
 Banco Financiero......................................        2,800         69,488
 Banco Popular Espanol SA, Madrid......................        4,000        127,240
 Banco Santander Central Hispanoamerica SA.............      149,084      1,453,122
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................        2,200         30,686
 Cortefiel SA..........................................        1,000         23,927
 Endesa SA, Madrid.....................................       39,400        811,912
 Fomento de Construcciones y Contratas SA..............        6,000        133,546

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Gas Natural SA, Buenos Aires..........................       15,800   $    277,674
 Grupo Dragados SA, Madrid.............................        4,100         30,115
 Iberdrola SA..........................................       33,600        426,902
 Metrovacesa SA........................................          735         12,747
 *OCP Construcciones SA, Madrid........................        1,900         51,435
 Prosegur Cia de Seguridad SA..........................        1,800         22,786
 Repsol SA.............................................       44,300        939,590
 *Sociedad General de Aguas Barcelona SA New Shares
   Issue...............................................           27            376
 *Sol Melia SA.........................................        6,300         74,844
 Tabacalera SA.........................................        8,100        118,088
 *Tele Pizza SA........................................        7,000         39,925
 *Telefonica de Espana SA..............................      121,699      2,483,008
 Union Electrica Fenosa SA.............................       10,800        223,856
 Vallehermoso SA.......................................        1,900         12,193
 Zardoya Otis SA.......................................        3,300         29,380
                                                                       ------------
TOTAL -- SPAIN
  (Cost $7,588,136)....................................                   9,139,434
                                                                       ------------
AUSTRALIA -- (2.2%)
COMMON STOCKS -- (2.2%)
 AMP, Ltd..............................................       41,479        360,184
 Amcor, Ltd............................................       23,793         68,412
 Australia & New Zealand Banking Group, Ltd............       34,146        236,509
 Australian Gas Light Company..........................       11,329         59,008
 Boral, Ltd............................................       13,125         14,152
 Brambles Industries, Ltd..............................        8,608        235,715
 British American Tobacco (Australasia), Ltd...........        4,891         30,554
 Broken Hill Proprietary Co., Ltd......................       66,817        678,897
 CSL, Ltd..............................................        4,305         58,207
 CSR, Ltd..............................................       53,442        123,173
 Coca-Cola Amatil, Ltd.................................       34,037         66,021
 Coles Myer, Ltd.......................................       44,155        158,699
 Colonial, Ltd.........................................       30,768        165,156
 Commonwealth Bank of Australia........................       12,264        195,071
 Faulding (F.H.) and Co., Ltd..........................        3,419         14,859
 Fosters Brewing Group, Ltd............................       65,298        158,695
 Futuris Corp., Ltd....................................       13,344         12,660
 Goodman Fielder, Ltd..................................       42,012         29,720
 *Hanson P.L.C.........................................        1,886         12,718
 Hardie (James) Industries, Ltd........................        8,791         19,825
 Leighton Holdings, Ltd................................        5,652         15,219
 Lend Lease Corp., Ltd.................................       19,441        220,711
 MIM Holdings..........................................       52,685         24,646
 Mayne Nickless, Ltd...................................        7,054         12,153
 National Australia Bank, Ltd..........................       57,335        853,683
 *Newcrest Mining, Ltd.................................        6,972         14,239
 News Corp., Ltd.......................................       80,717        775,000
 News Corp., Ltd.......................................       57,546        650,325
 Normandy Mining, Ltd..................................       50,699         24,006
 North, Ltd............................................       21,076         33,186
 Orica, Ltd............................................        8,922         36,139
 *Origin Energy, Ltd...................................       13,125         10,333
 Pacific Dunlop, Ltd...................................       19,238         18,329
 *Paperlinx, Ltd.......................................        7,931         13,755
 QBE Insurance Group, Ltd..............................       13,093         49,747
 Rio Tinto, Ltd........................................       22,637        323,297
 Santos, Ltd...........................................       22,856         58,677
 Smith (Howard), Ltd...................................        3,257         16,314
 Southcorp, Ltd........................................       20,271         57,938
                                                            SHARES           VALUE+
                                                            ------           ------

 Suncorp-Metway Limited................................       10,844   $     51,082
 Tabcorp Holdings, Ltd.................................       12,034         63,848
 Telstra Corp., Ltd....................................      242,100        939,196
 WMC, Ltd..............................................       43,223        177,221
 Wesfarmers, Ltd.......................................        8,687         56,497
 Westpac Banking Corp..................................       69,672        474,984
 Woodside Petroleum, Ltd...............................        6,666         50,351
 Woolworths, Ltd.......................................       43,592        144,241
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,695,828)....................................                   7,863,352
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $75,592)......................................                      74,490
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Payment Rights
   (Cost $0)...........................................        9,878              0
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $7,771,420)....................................                   7,937,842
                                                                       ------------
HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)
 Bank of East Asia, Ltd................................       42,000         73,845
 CLP Holdings, Ltd.....................................       76,000        353,080
 Cathay Pacific Airways, Ltd...........................      123,000        220,996
 Cheung Kong Holdings, Ltd.............................       84,000        768,095
 Citic Pacific, Ltd....................................       24,000        114,271
 Giordano International, Ltd...........................       20,000         31,314
 Hang Lung Development Co., Ltd........................       40,000         25,154
 Hang Seng Bank, Ltd...................................       69,900        592,069
 Henderson Land Development Co., Ltd...................       18,000         70,226
 Hong Kong and China Gas Co., Ltd......................      188,360        203,058
 Hong Kong and Shanghai Hotels, Ltd....................       27,500         12,705
 Hong Kong Electric Holdings, Ltd......................       33,707        112,905
 Hong Kong Telecommunications, Ltd.....................      409,397        935,224
 Hutchison Whampoa, Ltd................................      155,100      1,791,453
 Hysan Development Co., Ltd............................       37,413         40,572
 Johnson Electric Holdings, Ltd........................       32,000        237,166
 New World Development Co., Ltd........................       68,558         68,628
 *Oriental Press Group, Ltd............................       58,000          8,709
 Shangri-La Asia, Ltd..................................       76,000         77,541
 Sino Land Co., Ltd....................................       74,916         25,238
 South China Morning Post (Holdings), Ltd..............       60,000         43,121
 Sung Hungkai Properties, Ltd..........................       87,506        533,436
 Swire Pacific, Ltd. Series A..........................       32,500        187,693
 Television Broadcasts, Ltd............................       15,000         97,215
 *Varitronix International, Ltd........................        9,000         15,535
 Wharf Holdings, Ltd...................................       85,542        153,695
 Wing Lung Bank, Ltd...................................        5,500         15,635
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,699,998)....................................                   6,808,579
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $74,240)......................................                      74,221
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $6,774,238)....................................                   6,882,800
                                                                       ------------

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
DENMARK -- (0.9%)
COMMON STOCKS -- (0.9%)
 Bang & Olufsen Holding A.S. Series B..................          290   $     10,447
 Carlsberg A.S. Series A...............................          680         20,694
 Carlsberg A.S. Series B...............................        2,310         74,604
 Dampskibsselskabet AF 1912 A.S........................           42        456,493
 Dampskibsselskabet Svendborg A.S......................           29        452,083
 Danisco A.S...........................................        1,960         70,361
 Den Danske Bank A.S...................................        2,220        256,456
 FLS Industries........................................          890         13,598
 Falck A.S.............................................          410         61,878
 GN Great Nordic, Ltd..................................          590         49,469
 *ISS A.S..............................................        1,310         94,379
 *Navision Software A.S................................          866         31,841
 *Nordic Baltic Holding AB.............................       31,125        199,110
 Novo Nordisk A.S. Series B............................        2,720        447,673
 Realdanmark A.S.......................................          670         21,805
 Tele Danmark A.S......................................        9,110        639,357
 *Topdanmark A.S.......................................        1,300         22,607
 Vestas Wind Systems A.S...............................        4,400        160,139
 William Demant Holding................................        2,550         70,952
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,868,282)....................................                   3,153,946
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $16,737)......................................                      17,057
                                                                       ------------
TOTAL -- DENMARK
  (Cost $2,885,019)....................................                   3,171,003
                                                                       ------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 Cerebos Pacific, Ltd..................................       10,000         15,002
 City Developments, Ltd................................       26,000         87,011
 Creative Technology Co., Ltd..........................        3,000         73,221
 Cycle & Carriage, Ltd.................................        7,000         13,975
 *DBS Group Holdings, Ltd..............................       32,000        319,424
 DBS Land, Ltd.........................................       37,500         42,842
 Fraser & Neave, Ltd...................................       10,000         29,715
 Keppel Corp., Ltd.....................................       25,000         47,602
 Keppel Land, Ltd......................................       22,000         20,310
 Keppel Tatlee Bank, Ltd...............................       35,750         62,708
 Natsteel, Ltd.........................................       12,000         12,463
 *Neptune Orient Lines, Ltd............................       23,000         17,385
 Overseas Chinese Banking Corp., Ltd...................       34,000        191,273
 Parkway Holdings, Ltd.................................       10,000         22,503
 Sembcorp Industries, Ltd..............................       52,000         48,006
 Singapore Airlines, Ltd...............................       33,000        287,516
 Singapore Land, Ltd...................................       11,000         17,581
 Singapore Press Holdings..............................       21,000        316,250
 Singapore Technologies Engineering, Ltd...............       84,000        111,475
 Singapore Telecommunications, Ltd.....................      535,000        725,426
 United Industrial Corp., Ltd..........................       32,000         13,109
 *United Overseas Bank, Ltd............................       29,000        157,289
                                                            SHARES           VALUE+
                                                            ------           ------

 *Venture Manufacturing (Singapore), Ltd...............        5,000   $     44,140
 Wing Tai Holdings, Ltd................................       19,000         12,388
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $3,456,287)....................................                   2,688,614
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $4,577).......................................                       4,565
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $3,460,864)....................................                   2,693,179
                                                                       ------------
BELGIUM -- (0.7%)
COMMON STOCKS -- (0.7%)
 Barco NV..............................................          200         22,165
 Colruyt SA Halle......................................        1,000         39,044
 D'Ieteren SA..........................................          160         40,450
 Delhaize Freres & cie le Lion SA Molenbeek-Saint
   Jean................................................        1,400         81,213
 *Dolmen Computer Applications.........................          100          1,873
 Electrabel SA.........................................        1,900        434,349
 *Fortis AG............................................          931          6,985
 Fortis AG Series B....................................       25,379        655,493
 Fortis AG VVPR........................................        8,379             78
 Glaverbel SA..........................................          200         14,440
 *Heidelberger Zement AG...............................          266         15,171
 *Heidelberger Zement AG VVPR..........................          266              2
 Ing Groep NV..........................................        1,231         72,437
 KBC Bancassurance Holding SA..........................       10,500        446,864
 Solvay SA.............................................        2,900        193,642
 Suez Lyonnaise des Eaux SA............................        2,300        381,172
 *Suez Lyonnaise des Eaux SA VVPR......................        2,300             21
 Total Fina SA VVPR Strips.............................        2,250             21
 UCB SA................................................        3,900        144,675
 Union Miniere SA......................................          600         21,211
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $2,920,254)....................................                   2,571,306
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Ing Groep NV Rights 06/09/00
   (Cost $0)...........................................        1,231              0
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $2,920,254)....................................                   2,571,306
                                                                       ------------
EMU -- (0.7%)
INVESTMENT IN CURRENCY -- (0.7%)
 *Euro Currency
   (Cost $2,517,892)...................................                   2,567,499
                                                                       ------------
PORTUGAL -- (0.4%)
COMMON STOCKS -- (0.4%)
 BPI SGPS SA...........................................       25,200         82,498
 Banco Comercial Portugues SA..........................       42,900        209,670
 Banco Espirito Santo e Comercial de Lisboa............        5,000        116,621
 Brisa Auto Estradas de Portugal SA....................       10,300         75,081
 Cimpor Cimentos de Portugal SA........................        4,780         72,834
 Companhia de Seguros Tranquilidade SA.................          700         21,118
 Electricidade de Portugal SA..........................       12,600        217,930

THE LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        4,100   $     64,298
 Portugal Telecom SA...................................       46,700        506,723
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................        4,200        182,680
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $1,605,686)....................................                   1,549,453
                                                                       ------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................        2,500         51,608
 Christiania Bank Og Kreditkasse.......................       17,700         90,852
 Den Norske Bank ASA Series A..........................       36,500        129,516
 *Dyno Industrier ASA..................................        1,300         27,416
 Elkem ASA.............................................        1,300         21,614
 Hafslund ASA..........................................        4,100         18,757
 *Kvaerner ASA.........................................        1,700         19,538
 *Merkantildata ASA....................................        6,800         43,250
 Norsk Hydro ASA.......................................       12,000        458,613
 Norske Skogindustrier ASA Series A....................        1,300         39,892
 Orkla ASA Series A....................................       10,271        168,475
 *Petroleum Geo Services ASA...........................        4,600         81,870
 Schibsted ASA.........................................        2,700         52,423
 Smedvig ASA Series A..................................        1,900         32,226
 Storebrand ASA........................................       11,200         71,861
 Tomra Systems ASA.....................................        3,800         79,928
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,490,365)....................................                   1,387,839
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $20,185)......................................                      20,503
                                                                       ------------
TOTAL -- NORWAY
  (Cost $1,510,550)....................................                   1,408,342
                                                                       ------------
IRELAND -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Allied Irish Banks P.L.C.............................       35,078        322,061
 CRH P.L.C.............................................       15,512        267,577
 DCC P.L.C.............................................        2,178         21,512
 Eircom P.L.C..........................................       85,884        254,877
 Fyffes P.L.C..........................................        9,933         13,818
 Greencore Group P.L.C.................................        4,909         13,203
 Independent News & Media P.L.C........................        8,778         68,382
 Irish Permanent P.L.C.................................        9,882         77,441
 Jefferson Smurfit Group P.L.C.........................       37,203         72,455
 Kerry Group P.L.C.....................................        5,023         64,751
 *Ryanair Holdings P.L.C...............................       11,250         91,291
 Waterford Wedgwood P.L.C..............................       18,396         18,084
                                                                       ------------
TOTAL -- IRELAND
  (Cost $1,608,259)....................................                   1,285,452
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 Austria Tabak AG......................................          855   $     28,958
 Austrian Airlines/Oesterreichische
   Luftverkehrs-Aktiengesellschaft.....................          754         10,132
 *BWT AG...............................................           88         26,850
 *Bank Austria AG......................................        4,948        233,569
 Bohler Uddeholm AG....................................          480         18,652
 Flughafen Wien AG.....................................          579         19,304
 Mayr-Melnhof Karton AG................................          472         22,325
 Oesterreichische Elektrizitaetswirtschafts AG.........          810         83,383
 Omv AG................................................        1,325        113,124
 Rhi AG, Wien..........................................          778         17,807
 Va Technologie AG.....................................          805         43,965
 Wienerberger AG.......................................        3,035         68,481
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $837,445)......................................                     686,550
                                                                       ------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................       72,500         58,274
 Contact Energy, Ltd...................................       18,722         23,513
 Fletcher Challenge, Ltd...............................       10,106         26,538
 Lion Nathan, Ltd......................................       17,600         35,044
 Telecom Corporation of New Zealand, Ltd...............       77,900        273,225
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $519,761)......................................                     416,594
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $10,334)......................................                       9,686
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $530,095)......................................                     426,280
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (2.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $10,679,454) to be
   repurchased at $10,521,739.
   (Cost $10,520,000)..................................   $   10,520     10,520,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $296,157,438)++................................                $358,279,901
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $296,673,647.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                   THE INTERNATIONAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                   VALUE+
                                                                   ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company (39.8%)
  (Cost $103,595,451).......................................    $112,197,073
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company (27.1%) (Cost $116,380,664)......      76,533,132
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company (17.0%)
  (Cost $47,691,223)........................................      47,952,440
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company (15.6%)
  (Cost $62,755,453)........................................      44,116,553
Temporary Cash Investments (0.5%)
  Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
    06/01/2000 (Collateralized by U.S. Treasury Notes 7.75%,
    02/15/01, valued at $1,230,385) to be repurchased at
    $1,211,200 (Cost $1,211,000)............................       1,211,000
                                                                ------------
    Total Investments (100%) (Cost $331,633,791) ++.........    $282,010,198
                                                                ============

--------------
++The cost for federal income tax purposes is $331,750,365.

                      THE JAPANESE SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                   VALUE+
                                                                   ------
Investment in The Japanese Small Company Series of The DFA
  Investment Trust Company..................................    $121,760,371
                                                                ------------
    Total Investments (100%) (Cost $265,450,047) ++.........    $121,760,371
                                                                ============

--------------
++The cost for federal income tax purposes is $268,539,990.

                    THE PACIFIC RIM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                   VALUE+
                                                                   ------
Investment in The Pacific Rim Small Company Series of The
  DFA Investment Trust Company..............................    $100,874,517
                                                                ------------
    Total Investments (100%) (Cost $145,985,177) ++.........    $100,874,517
                                                                ============

--------------
++The cost for federal income tax purposes is $146,117,105.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                   THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                   VALUE+
                                                                   ------
Investment in The United Kingdom Small Company Series of The
  DFA Investment Trust Company..............................     $64,822,138
                                                                 -----------
    Total Investments (100%) (Cost $57,464,675) ++..........     $64,822,138
                                                                 ===========

--------------
++The cost for federal income tax purposes is $57,519,138.

                    THE CONTINENTAL SMALL COMPANY PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                   VALUE+
                                                                   ------
Investment in The Continental Small Company Series of The
  DFA Investment Trust Company..............................    $139,615,117
                                                                ------------
    Total Investments (100%) (Cost $105,717,425) ++.........    $139,615,117
                                                                ============

--------------
++The cost for federal income tax purposes is $105,789,902.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (25.3%)
COMMON STOCKS -- (25.3%)
 Achilles Corp.........................................       92,000   $    139,271
 *Aichi Corp...........................................       63,200         94,499
 Aichi Machine Industry Co., Ltd.......................      111,000        244,318
 Aichi Steel Works, Ltd................................      261,000        792,635
 Aida Engineering, Ltd.................................      104,000        393,109
 Air Water, Inc........................................      124,000        431,855
 *Akai Electric Co., Ltd...............................      490,000        122,870
 Amada Co., Ltd........................................       61,983        535,353
 Amada Sonoike Co., Ltd................................      206,050        426,739
 Ando Corp.............................................      177,000        313,972
 Anest Iwata Corp......................................       63,000         87,764
 *Aoki Corp............................................      361,000        147,518
 Aoki International Co., Ltd...........................       63,000        211,804
 Arai-Gumi, Ltd........................................       19,600         26,030
 Araya Industrial Co., Ltd.............................      194,000        207,197
 Asahi Kogyosha Co., Ltd...............................      114,000        238,217
 Asahi Organic Chemicals Industry Co., Ltd.............       42,000        112,338
 *Asahi Tec Corp.......................................       45,000         59,345
 Asanuma Corp..........................................      325,000        434,641
 Ashimori Industry Co., Ltd............................       44,000         85,405
 *Asics Corp...........................................      384,000        406,557
 *Atsugi Nylon Industrial Co., Ltd.....................      352,000        339,986
 Azel Corp., Tokyo.....................................      152,000        430,555
 Bank of Okinawa, Ltd..................................       36,700        841,876
 *Bank of Osaka, Ltd...................................      223,000        451,488
 *Bank of Saga, Ltd....................................      215,000        734,803
 Bank of the Ryukyus, Ltd..............................       48,490        682,260
 Brother Industries, Ltd...............................      349,000        829,756
 Bunka Shutter Co., Ltd................................      129,000        253,986
 *Cabin Co., Ltd.......................................      164,000        198,003
 Calpis Co., Ltd.......................................       71,000        344,202
 Calsonic Corp.........................................       89,000        190,109
 Central Finance Co., Ltd..............................      387,000      1,139,345
 Cesar Co..............................................       41,000         83,771
 *Chiba Kogyo Bank, Ltd................................       48,500        508,084
 *Chisan Tokan Co., Ltd................................      165,000        140,980
 *Chiyoda Corp.........................................      191,000        193,350
 *Chuetsu Pulp and Paper Co., Ltd......................      215,000        443,278
 Chugoku Marine Paints, Ltd............................       60,000        116,462
 Chuo Spring Co., Ltd., Nagoya.........................      222,000        812,333
 Cleanup Corp..........................................       68,000        299,977
 D'urban, Inc..........................................       39,000        102,141
 *Dai Nippon Construction..............................       65,000         85,117
 Dai-Dan Co., Ltd......................................       56,000        216,355
 Daido Steel Co., Ltd..................................      562,000      1,184,806
 *Daido Steel Sheet Corp...............................       45,000         81,495
 Daidoh, Ltd...........................................       91,000        218,890
 Daiho Corp............................................       83,000        126,417
 Daiichi Cement Co., Ltd...............................       77,000        110,128
 *Dai-Ichi Hotel, Ltd., Tokyo..........................      121,000          7,866
 Dai-Ichi Jitsugyo Co., Ltd............................       70,000        118,319
 *Dai-Ichi Katei Denki Co., Ltd........................      225,000        125,377
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................       19,000         56,996
 Daiken Corp...........................................       65,000        174,460
                                                            SHARES           VALUE+
                                                            ------           ------
 *Daikyo, Inc..........................................      176,000   $    375,946
 Daio Paper Corp.......................................      128,750        994,845
 *Daisue Construction Co., Ltd.........................       25,000         16,485
 *Daiwa Danchi Co., Ltd................................      170,000        353,657
 Daiwa Industries, Ltd.................................       63,000        183,134
 *Daiwa Kosho Lease Co., Ltd...........................      193,000        519,805
 Daiwabo Co., Ltd......................................      215,000        199,675
 Danto Corp............................................       36,000        112,004
 Deodeo Corp...........................................       57,600        441,863
 Descente, Ltd.........................................      202,000        354,567
 *Dijet Industrial Co., Ltd............................       10,000         13,374
 Eagle Industry Co., Ltd...............................       35,000        105,642
 Eighteenth Bank, Ltd..................................      226,000        753,508
 Exedy Corp............................................       16,000        123,334
 *First Baking Co., Ltd................................       70,000        185,280
 Fuji Denki Reiki Co., Ltd.............................       67,000        250,764
 *Fuji Kiko Co., Ltd...................................       45,000         72,719
 Fujirebio, Inc........................................       91,000        473,276
 *Fujita Corp..........................................      491,000        214,321
 Fukuda Corp...........................................       80,000        194,660
 Fukushima Bank, Ltd...................................       32,000         98,073
 *Furukawa Co., Ltd....................................      107,000        192,784
 *Gakken Co., Ltd......................................      127,000        221,741
 *Gastec Service, Inc..................................       98,000        464,174
 *Godo Steel, Ltd......................................      206,000        172,185
 *Goldwin, Inc.........................................       54,000         87,263
 *Graphtec Corp........................................       99,000        174,692
 Gun-Ei Chemical Industry Co., Ltd.....................      306,000        511,539
 *Gunze Sangyo, Inc., Tokyo............................      222,000        298,955
 Gunze, Ltd............................................      315,000        942,001
 *Hanshin Sogo Bank, Ltd...............................      198,000        411,906
 Harima Chemicals, Inc.................................       83,000        313,731
 *Hazama Corp..........................................      305,000        130,299
 Heiwado Co., Ltd......................................       73,000        494,915
 Hibiya Engineering, Ltd...............................       53,000        233,805
 Hisaka Works, Ltd.....................................      106,000        431,186
 *Hitachi Kide.........................................        9,000         31,010
 Hitachi Koki Co., Ltd.................................      153,000        525,749
 Hitachi Medical Corp..................................       48,000        528,256
 Hitachi Plant Engineering & Construction
   Co., Ltd............................................      145,000        324,541
 Hitachi Transport System, Ltd.........................      138,000        653,633
 Hochiki Corp..........................................       17,000         45,786
 *Hodogaya Chemical Co., Ltd...........................       32,000         49,631
 Hokkai Can Co., Ltd., Tokyo...........................      125,000        254,237
 *Hokkaido Bank, Ltd...................................      477,000        642,349
 Hokkaido Gas Co., Ltd.................................        8,000         14,488
 Hokko Chemical Industry Co., Ltd......................       12,000         37,892
 Hokuriku Electrical Construction Co., Ltd.............       81,000        179,039
 Hokushin Co., Ltd.....................................       32,600         46,928
 Honen Corp............................................      109,000        165,006
 Ichikawa Co., Ltd.....................................      117,000        217,321
 Ichiken Co., Ltd......................................       45,000         47,225
 Idec Izumi Corp.......................................      130,000      1,919,665
 Ihara Chemical Industry Co., Ltd......................       64,000        131,953
 *Ikegami Tsushinki Co., Ltd...........................      129,000        450,466

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Inaba Denki Sangyo Co., Ltd...........................        9,000   $     97,042
 Inabata and Co., Ltd., Osaka..........................      178,000      1,039,814
 *Inui Steamship Co., Ltd..............................       32,000         20,506
 *Iseki & Co., Ltd.....................................      281,000        229,654
 Ishizuka Glass Co., Ltd...............................      119,000        244,244
 Itochu Fuel Corp......................................      140,000        440,771
 Itoki Crebio Corp.....................................       63,000        251,005
 *Iwasaki Electric Co., Ltd............................       60,000        122,591
 *Iwatsu Electric Co., Ltd.............................       76,000        182,809
 Izumi Co., Ltd........................................       82,000      1,032,663
 Izumiya Co., Ltd......................................      151,000        988,669
 *JGC Corp.............................................      226,000        650,661
 JMS Co., Ltd..........................................      135,000        529,092
 *Japan Bridge Corp....................................       31,000         38,291
 Japan Oil Transportation Co., Ltd.....................       41,000         76,155
 *Japan Paperboard Industries Co., Ltd., Tokyo.........       35,000         87,114
 *Japan Steel Works, Ltd...............................      237,000        224,509
 Japan Transcity Corp..................................       79,000        140,868
 Japan Vilene Co., Ltd.................................      202,000        408,971
 Joban Kosan Co., Ltd..................................       87,000        117,158
 Joshin Denki Co., Ltd.................................       71,000        177,376
 *Jujiya Co., Ltd......................................      265,000        145,205
 Juken Sangyo Co., Ltd.................................       38,000        236,099
 Kaga Electronics Co., Ltd.............................        7,000         87,439
 Kahma Co., Ltd........................................       41,000        206,761
 *Kamagai Gumi Co., Ltd................................      878,000        407,708
 Kamei Corp............................................       65,000        290,364
 Kanaden Corp..........................................       11,000         44,644
 Kanamoto Co., Ltd.....................................       10,000         73,369
 Kanematsu Electronics, Ltd............................       87,000        379,754
 *Kanto Bank, Ltd......................................       30,700        413,420
 Kanto Natural Gas Development Co., Ltd................      198,000        783,357
 Kasei (C.I.) Co., Ltd.................................       12,000         40,901
 Kasumi Co., Ltd.......................................       43,000        171,720
 Kato Works Co., Ltd...................................      100,000        140,237
 Katsumura Construction Co., Ltd.......................       40,000         47,922
 Kawada Industries, Inc................................       95,000        175,575
 *Kawashima Textile Manufacturers, Ltd.................      306,000        298,398
 Kawasho Corp..........................................      425,000        422,336
 Kawasho Gecoss Corp...................................       45,300        143,041
 Kayaba Industry Co., Ltd..............................       80,000        144,880
 Keihin Co., Ltd.......................................       34,000         43,891
 Keiyo Co., Ltd........................................       35,000        138,472
 Kinki Sharyo Co., Ltd., Nagaokakyo....................       52,000         69,060
 Kinseki, Ltd..........................................       67,000        963,854
 *Kinsho-Mataichi Corp.................................       51,000         46,891
 Kioritz Corp..........................................      237,000        369,779
 Kitagawa Iron Works Co., Ltd..........................      104,000        140,051
 Kitano Construction Corp..............................       98,000        217,525
 *Kitz Corp............................................      197,000        360,427
 Kiyo Bank, Ltd........................................      375,000        915,950
 Kokune Corp...........................................       99,000         95,621
 Kokusai Kogyo Co., Ltd................................       71,000        383,106
 Komai Tekko, Inc......................................       63,000        181,379
 *Komatsu Construction Co., Ltd........................       16,000         20,209
 *Komatsu Forklift Co., Ltd............................      111,000        176,280
 Komatsu Zenoah Co.....................................        1,000          2,294
 *Kosei Securities Co., Ltd............................      118,000        343,014
 *Krosaki Corp.........................................       32,000         48,739
                                                            SHARES           VALUE+
                                                            ------           ------
 Kumiai Chemical Industry Co., Ltd., Tokyo.............      107,000   $    178,872
 Kurabo Industries, Ltd................................      337,000        447,560
 Kureha Chemical Industry Co., Ltd.....................      263,000        683,910
 Kurimoto, Ltd.........................................      171,000        382,735
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................       39,000        195,588
 Kyosan Electric Manufacturing Co., Ltd................       77,000        168,767
 Kyowa Leather Cloth Co., Ltd..........................       75,000        326,677
 Kyudenko Corp.........................................      107,000        300,107
 Kyushu Bank, Ltd......................................      314,000        947,759
 Life Corp.............................................       14,000         80,613
 MR Max Corp...........................................       48,000        146,663
 Maeda Corp............................................      244,000        591,446
 Maeda Road Construction Co., Ltd......................      124,000        495,194
 Magara Construction Co., Ltd..........................       57,000         84,699
 *Marudai Food Co., Ltd................................      170,000        281,031
 Maruetsu, Inc.........................................      192,000        588,437
 Marusan Securities Co., Ltd...........................       25,000        164,616
 Maruzen Showa Unyu Co., Ltd...........................      143,000        233,740
 Matsui Construction Co., Ltd..........................       90,000        244,904
 Matsuo Bridge Co., Ltd................................       90,000        162,155
 *Meiko National Securities Letters of Guarantee.......       62,000        196,926
 Meito Sangyo Co., Ltd.................................       90,000        902,716
 Mitsuba Corp..........................................       72,000        304,249
 Mitsubishi Cable Industries, Ltd......................      239,000        494,980
 Mitsubishi Paper Mills, Ltd...........................      419,000        564,244
 *Mitsubishi Steel Manufacturing Co., Ltd..............      185,000        115,115
 *Mitsui Construction Co., Ltd.........................      199,000        138,611
 Mitsui Home Co., Ltd..................................       81,000        285,108
 Mitsui Matsushima Co., Ltd............................       55,000         75,598
 *Mitsui Mining Co., Ltd...............................      129,000        103,032
 Mitsui Wood Systems, Inc..............................       37,000         46,390
 Mitsuuroko Co., Ltd...................................      174,000        888,785
 Miyazaki Bank, Ltd....................................      183,260        595,690
 Miyuki Keori Co., Ltd.................................      124,000        479,071
 Mizuno Corp...........................................      176,000        531,228
 Morita Corp...........................................      117,000        304,249
 Morozoff, Ltd., Osaka.................................      119,000        226,561
 Mory Industries, Inc..................................       56,000        123,780
 Mutow Co., Ltd........................................       89,000        529,826
 Nabco, Ltd............................................      107,000        168,934
 Nagase & Co., Ltd.....................................      196,000        813,670
 *Naigai Co., Ltd......................................      140,000        130,021
 Nakamuraya Co., Ltd...................................        8,000         19,243
 *Nakano Corp..........................................      157,000        138,519
 Nakayama Steel Works, Ltd.............................      151,000        201,941
 Neturen Co., Ltd., Tokyo..............................       73,000        212,881
 Nichia Steel Works, Ltd...............................      156,200        590,419
 Nichimen Corp.........................................      521,000        464,509
 Nichimo Co., Ltd......................................      127,000        155,691
 *Nichimo Corp.........................................      104,000         73,406
 Nichireki Co., Ltd....................................       32,000        129,575
 Nihon Kohden Corp.....................................       82,000        243,696
 Nihon Matai Co., Ltd..................................      119,000        232,087
 Nihon Nohyaku Co., Ltd................................       90,000        178,036
 Nihon Parkerizing Co., Ltd............................      228,000        717,826
 Nihon Tokushu Toryo Co., Ltd..........................       79,000        184,890
 Niigata Chuo Bank, Ltd................................      321,000          2,981
 Nikko Co., Ltd., Akashi...............................      123,000        260,450

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Beet Sugar Manufacturing Co., Ltd..............      217,000   $    274,084
 Nippon Chemical Industrial Co., Ltd...................       47,000        144,481
 Nippon Chemi-Con Corp.................................      119,000        538,221
 *Nippon Chemiphar Co., Ltd............................      115,000        293,708
 *Nippon Columbia Co., Ltd.............................       35,000         59,485
 *Nippon Concrete Industries Co., Ltd..................       41,000         39,220
 Nippon Conlux Co., Ltd................................       78,000        383,933
 *Nippon Conveyor Co., Ltd.............................       52,000         52,640
 Nippon Denko Co., Ltd.................................      137,000        206,120
 Nippon Densetsu Kogyo Co., Ltd........................       86,000        244,402
 Nippon Fine Chemical Co., Ltd.........................        9,000         34,186
 *Nippon Formula Feed Manufacturing Co., Ltd...........       35,000         44,207
 Nippon Hodo Co., Ltd..................................      151,000        638,077
 Nippon Hume Pipe Co., Ltd.............................       95,000        193,220
 Nippon Koei Co., Ltd., Tokyo..........................      121,000        195,533
 *Nippon Koshuha Steel Co., Ltd........................      133,000         93,875
 Nippon Light Metal Co., Ltd...........................      525,000        365,684
 *Nippon Metal Industry Co., Ltd.......................      238,000        170,197
 Nippon Paint Co., Ltd.................................      315,000        842,535
 Nippon Piston Ring Co., Ltd...........................        8,000          7,801
 Nippon Road Co., Ltd..................................      125,000        184,583
 *Nippon Seisen Co., Ltd...............................       35,000         67,611
 Nippon Shinpan Co., Ltd...............................      386,000        792,254
 *Nippon Soda Co., Ltd.................................      175,000        507,081
 Nippon Suisan Kaisha, Ltd.............................      104,000        168,061
 Nippon Synthetic Chemical Industry Co., Ltd...........      133,000        174,163
 *Nippon Valqua Industries, Ltd........................      153,000        257,190
 *Nippon Yakin Kogyo Co., Ltd..........................      237,000        145,270
 *Nissan Construction Co., Ltd.........................      106,000        106,320
 *Nissan Diesel Motor Co., Ltd.........................      179,000        134,655
 Nissan Shatai Co., Ltd................................      193,000        304,713
 Nisshin Oil Mills, Ltd................................      189,000        607,327
 Nisshinbo Industries, Inc.............................        9,000         40,957
 Nissin Electric Co., Ltd..............................      152,000        385,382
 Nittetsu Mining Co., Ltd..............................      102,000        213,141
 Nitto Construction Co., Ltd...........................       10,000         16,717
 Nittoc Construction Co., Ltd..........................       73,000        131,525
 Noritz Corp...........................................       70,000        869,839
 Obayashi Road Corp....................................      152,000        409,380
 Ohki Corp.............................................      168,000        273,044
 *Ohkura Electric Co., Ltd.............................       12,000         22,846
 Okabe Co., Ltd........................................       98,000        290,337
 Okamura Corp..........................................       43,000        109,022
 *Oki Electric Cable Co., Ltd..........................       10,000         22,475
 Okura Industrial Co., Ltd.............................      180,000        586,765
 *Ono Sokki Co., Ltd...................................       37,000         76,285
 *Optec Dai-Ichi Denko Co., Ltd........................       52,333         40,340
 Oriental Construction Co., Ltd........................        9,000         34,688
 Osaki Electric Co., Ltd...............................       29,000        141,936
 P.S.C. Corp...........................................       34,000        122,201
 Pacific Industrial Co., Ltd...........................      187,000        488,015
 Parco Co., Ltd........................................       77,000        226,691
 Pokka Corp............................................      110,000        443,371
 *Prima Meat Packers, Ltd..............................       93,000        122,647
 Rengo Co., Ltd........................................          600          3,070
 *Renown Look, Inc.....................................      114,000        213,866
 Rheon Automatic Machinery Co., Ltd....................       93,000        339,438
 *Rhythm Watch Co., Ltd................................      120,000        254,098
 Ryoden Trading Co., Ltd...............................       85,000        278,662
                                                            SHARES           VALUE+
                                                            ------           ------
 S.T. Chemical Co., Ltd................................      115,000   $    746,552
 SXL Corp..............................................      108,000        257,776
 Sagami Co., Ltd.......................................      141,000        341,778
 Sakai Heavy Industries, Ltd...........................       43,000         87,857
 *Sakurada Co., Ltd....................................       36,000         31,428
 San-Ai Oil Co., Ltd...................................      100,000        276,759
 Sankei Building Co., Ltd..............................       36,000        135,407
 *Sanki Engineering Co., Ltd...........................      104,000        396,006
 *Sanko Metal Industrial Co., Ltd., Tokyo..............       49,000         47,783
 *Sankyo Aluminum Industry Co., Ltd....................      328,000        274,158
 Sankyo Seiko Co., Ltd.................................       75,000        191,549
 *Sanshin Electronics Co., Ltd.........................       44,000        302,391
 *Sanyo Industries, Ltd., Tokyo........................      121,000        432,644
 Sanyo Special Steel Co., Ltd..........................      248,000        317,845
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............      207,000        144,184
 Sata Construction Co., Ltd., Gumma....................      134,000        177,961
 Sato Shoji Corp.......................................       49,000        166,102
 *Seikitokyu Kogyo Co., Ltd............................      211,000        172,445
 Seiren Co., Ltd.......................................       70,000        215,184
 Seiyo Food Systems, Inc...............................       97,000        328,813
 Sekisui Jushi Co., Ltd................................       60,000        195,588
 *Sekisui Plastics Co., Ltd............................      148,000        254,284
 Senko Co., Ltd........................................      150,000        282,795
 Senshukai Co., Ltd....................................       88,000        939,048
 Shibuya Kogyo Co., Ltd................................       61,000        481,541
 Shin Nippon Air Technologies Co., Ltd.................       44,620        147,939
 Shinagawa Fuel Co., Ltd...............................       86,000        295,519
 Shinko Shoji Co., Ltd.................................       40,000        333,596
 *Shinmaywa Industries, Ltd............................      154,000        234,558
 *Shokusan Jutaku Sogo Co., Ltd........................      116,000         98,036
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......       61,000         81,579
 Showa Highpolymer Co., Ltd............................       26,000         84,514
 Showa Sangyo Co., Ltd.................................      146,000        230,508
 Sintokogio, Ltd., Nagoya..............................      113,000        245,572
 Soda Nikka Co., Ltd...................................       82,000        135,556
 *Sogo Co., Ltd........................................       52,000         26,561
 *Sokkisha Co., Ltd....................................       35,000         86,464
 Sotetsu Rosen Co., Ltd................................        2,000          9,696
 *Suminoe Textile Co., Ltd.............................       46,000         51,265
 Sumitomo Densetsu Co., Ltd............................       12,000         60,738
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................       40,000        134,479
 Sumitomo Seika Chemicals Co., Ltd.....................       10,000         23,961
 Sun Wave Corp.........................................       70,000        123,520
 SunTelephone Co., Ltd.................................       78,000        228,187
 *Suzutan Co., Ltd.....................................      156,000        262,233
 *TYK Corp.............................................       58,000        104,500
 Tabai Espec Corp......................................        8,000         59,067
 Tadano, Ltd...........................................      172,000        268,363
 Taihei Dengyo Kaisha, Ltd.............................       58,000        124,969
 Taihei Kogyo Co., Ltd.................................      101,000        138,825
 Taikisha, Ltd.........................................       16,000        118,876
 *Taisei Prefab Construction Co., Ltd..................      265,000        216,578
 Taisei Rotec Corp.....................................      220,000        314,650
 Taiyo Toyo Sanso Co., Ltd.............................      164,000        284,820
 Takada Kiko Co., Ltd..................................       73,000        305,763
 *Taka-Q Co., Ltd......................................       98,000        140,162
 Takara Co., Ltd.......................................       97,000        396,378

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Takiron Co., Ltd......................................      157,000   $    596,359
 Tamura Corp...........................................       73,000        318,644
 Tasaki Shinju Co., Ltd................................       65,000        263,802
 *Tatsuta Electric Wire & Cable Co., Ltd...............       90,000        139,587
 *Tayca Corp...........................................      169,000        382,967
 Teikoku Hormone Manufacturing Co., Ltd................       76,000        536,429
 Teikoku Tsushin Kogyo Co., Ltd........................       63,000        217,655
 *Tekken Corp..........................................      204,000        215,983
 Tenma Corp............................................       42,000        446,622
 Tetra Co., Ltd., Tokyo................................       31,000         59,020
 Titan Kogyo KK........................................       86,000        146,162
 Toa Doro Kogyo Co., Ltd...............................       76,000        162,340
 *Toa Wool Spinning & Weaving Co., Ltd.................      185,000        161,504
 Toagosei Co., Ltd.....................................      353,000        681,904
 *Tobu Store Co., Ltd..................................      168,000        294,887
 Tochigi Bank, Ltd.....................................       86,000        471,233
 Tochigi Fuji Industrial Co., Ltd......................      125,000        237,985
 Toda Kogyo Corp.......................................      156,000        764,968
 Toenec Corp...........................................      124,000        424,945
 Tohto Suisan Co., Ltd.................................      135,000        426,283
 *Tokai Senko KK, Nagoya...............................      118,000        147,945
 Tokico, Ltd...........................................      160,000        304,620
 *Tokimec, Inc.........................................      107,000        136,141
 Tokushu Paper Manufacturing Co., Ltd..................       42,000        159,536
 Tokyo Denki Komusho Co., Ltd..........................       82,000        284,820
 *Tokyo Nissan Auto Sales Co., Ltd.....................       34,000         57,153
 Tokyo Steel Manufacturing Co., Ltd....................      215,100        687,201
 Tokyo Tatemono Co., Ltd...............................      294,000        546,088
 *Tokyo Tekko Co., Ltd.................................      170,000        113,675
 *Tokyu Car Corp.......................................      175,000        133,271
 *Tokyu Construction Co., Ltd..........................      223,000        126,334
 *Tokyu Department Store Co., Ltd......................      329,000        268,883
 *Tokyu Hotel Chain Co., Ltd...........................       81,000        131,646
 Tokyu Store Chain Corp................................       86,000        238,012
 *Tokyu Tourist Corp...................................       54,000         61,184
 Toli Corp.............................................       85,000        151,567
 Tomoe Corp............................................       50,000         74,298
 Tomoku Co., Ltd.......................................       99,000        175,612
 Tonami Transportation Co., Ltd........................      126,000        228,187
 Topcon Corp...........................................      129,000        480,418
 Topre Corp............................................       92,000        275,124
 Torishima Pump Manufacturing Co., Ltd., Osaka.........       93,000        449,129
 Toshiba Engineering & Construction Co., Ltd...........       89,000        181,017
 Toshiba Tungaloy Co., Ltd.............................       97,000        429,710
 Tosho Printing Co., Ltd...............................       63,000        129,306
 *Tostem Viva Corp.....................................       87,000        315,115
 Totetsu Kogyo Co., Ltd................................      117,000        233,620
 *Totoku Electric Co., Ltd., Tokyo.....................       57,000        163,046
 *Toyo Construction Co., Ltd...........................      266,000        224,806
 *Toyo Electric Co., Ltd...............................       14,000         20,153
 *Toyo Engineering Corp................................      226,000        207,792
 Toyo Ink Manufacturing Co., Ltd.......................      378,000        786,366
 *Toyo Kanetsu KK......................................      182,000        169,027
 Toyo Radiator Co., Ltd................................       93,000        336,847
 *Toyo Securities Co., Ltd.............................      267,000        986,914
 *Toyo Shutter Co., Ltd................................       66,000         63,134
                                                            SHARES           VALUE+
                                                            ------           ------
 Toyo Wharf & Warehouse Co., Ltd.......................      103,000   $    134,878
 Toyota Tsusho Corp....................................       20,000         67,054
 *Tsubasa Securities Co. Ltd...........................      156,800        844,615
 *Tsudakoma Corp.......................................      118,000        145,753
 *Tsugami Corp.........................................      282,000      1,296,401
 *Tsumura & Co., Inc...................................       44,000        162,637
 Tsurumi Manufacturing Co., Ltd........................       34,000        157,882
 Tsutsunaka Plastic Industry Co., Ltd..................       61,000        181,286
 U-Shin, Ltd...........................................       32,000        139,977
 Uchida Yoko Co., Ltd..................................      101,000        529,036
 Ueki Corp.............................................      113,000        178,407
 *Unisia Jecs Corp.....................................      188,000        219,995
 *Utoc Corp............................................       22,000         26,561
 Wakachiku Construction Co., Ltd.......................      167,000        204,727
 Yahagi Construction Co., Ltd..........................      130,000        458,788
 Yamamura Glass Co., Ltd...............................      227,000        364,718
 *Yamatane Corp........................................      105,000        116,044
 *Yamato International, Inc............................       72,000         87,597
 Yodogawa Steel Works, Ltd.............................      182,000        456,373
 Yokogawa Bridge Corp..................................       66,000        224,955
 Yokohama Reito Co., Ltd...............................        8,000         48,665
 Yondenko Corp.........................................      139,650        415,026
 Yorozu Corp...........................................       26,000         77,028
 Yuasa Trading Co., Ltd................................       57,000         68,818
 *Yuken Kogyo Co., Ltd.................................       55,000         57,720
 Yurtec Corp...........................................       80,000        219,178
 *Zexel Corp...........................................       10,000         13,188
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $202,395,307)..................................                 119,654,901
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Japanese Yen
   (Cost $45,645)......................................                      45,442
                                                                       ------------
TOTAL -- JAPAN
  (Cost $202,440,952)..................................                 119,700,343
                                                                       ------------
UNITED KINGDOM -- (17.2%)
COMMON STOCKS -- (17.2%)
 600 Group P.L.C.......................................      155,890        104,854
 AIM Group P.L.C.......................................       32,556         74,209
 API Group P.L.C.......................................       16,000         66,963
 ASDA Property Holdings P.L.C..........................      140,000        374,572
 *ASW Holdings P.L.C...................................    1,067,640        175,538
 Abbeycrest P.L.C......................................       70,000        117,708
 *Acatos & Hutcheson P.L.C.............................      100,404         82,541
 Adam & Harvey Group P.L.C.............................        8,000         12,795
 Aggregate Industries P.L.C............................        5,685          5,842
 Airflow Streamlines P.L.C.............................       19,305         36,358
 Airsprung Furniture Group P.L.C.......................       80,900        138,455
 Alexanders Holdings P.L.C.............................       71,000         30,245
 Alexandra Workwear P.L.C..............................       46,000        104,509
 *Alldays P.L.C........................................      200,000        122,565
 Allders P.L.C.........................................      156,842        218,022
 Allied Leisure P.L.C..................................      124,719        230,226
 Allied Textile Companies P.L.C........................      126,205        256,549
 Alumasc Group P.L.C...................................      150,000        248,868
 Amstrad P.L.C.........................................       86,077        238,020
 *Anglesey Mining P.L.C................................      100,000          5,979
 Anglo Eastern Plantations P.L.C.......................       57,195         38,043
 *Anite Group P.L.C....................................      800,000      1,937,131
 Antofagasta Holdings P.L.C............................       15,800         78,760
 Arcadia Group P.L.C...................................      215,588        164,342

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Armitage Brothers P.L.C...............................       10,000   $     27,278
 *Armour Trust P.L.C...................................      225,000         55,491
 Ascot P.L.C...........................................      174,615        789,516
 Ash & Lacy P.L.C......................................      150,000        312,766
 Ashtenne Holdings P.L.C...............................       50,000        137,886
 Austin Reed Group P.L.C...............................      138,001        203,176
 Avesco P.L.C..........................................       38,571        501,573
 Avon Rubber P.L.C.....................................       48,840        154,762
 *Azlan Group P.L.C....................................      185,000        382,980
 BICC P.L.C............................................      140,332        186,681
 BLP Group P.L.C.......................................       35,000         26,942
 *BS P.L.C.............................................        5,000          7,997
 BSS Group P.L.C.......................................       77,000        336,644
 Babcock International Group P.L.C.....................      550,000        838,527
 Baggeridge Brick P.L.C................................       96,100        132,868
 Baird (William) P.L.C.................................      236,500        217,400
 Barlows P.L.C.........................................      100,000         78,472
 Barr (A.G.) P.L.C.....................................        7,500         43,720
 Baynes (Charles) P.L.C................................      200,000        127,050
 Beale P.L.C...........................................       10,000         12,107
 Beattie (James) P.L.C.................................      145,000        355,440
 Beazer Group P.L.C....................................      200,241        378,615
 Belhaven Brewery Group P.L.C..........................       12,000         33,810
 Bellway P.L.C.........................................       76,000        287,969
 Bemrose Corp. P.L.C...................................       14,065         81,149
 Benchmark Group P.L.C.................................       92,000        309,403
 Bentalls P.L.C........................................      111,883        101,175
 Bett Brothers P.L.C...................................       71,892        218,138
 Birse Group P.L.C.....................................      529,277         89,000
 Black Arrow Group P.L.C...............................       35,000         34,789
 Blagden Industries P.L.C..............................      181,983        208,088
 Body Shop International P.L.C.........................      180,000        337,653
 Boot (Henry) & Sons P.L.C.............................       50,000        148,723
 Bourne End Properties P.L.C...........................      289,475        231,483
 Breedon P.L.C.........................................       16,000         41,852
 Bristol Water Holdings P.L.C..........................        4,000         47,830
 *British Biotech P.L.C................................      640,896        215,538
 British Mohair Holdings P.L.C.........................       10,000         16,965
 British Polythene Industries P.L.C....................       22,960         57,998
 Brooke Industrial Holdings P.L.C......................       25,000         22,607
 Brooks Service Group P.L.C............................       15,000         30,043
 Brown & Jackson P.L.C.................................      458,200      1,064,975
 *Brunel Holdings P.L.C................................      200,000         10,463
 Bryant Group P.L.C....................................      598,601      1,046,833
 Budgens P.L.C.........................................      327,148        315,397
 Bullough P.L.C........................................      235,000        158,065
 Burford Holdings P.L.C................................      300,000        446,168
 *Burn Stewart Distillers P.L.C........................      200,395         50,920
 Burndene Investments P.L.C............................      229,402        116,582
 Burtonwood Brewery P.L.C..............................       37,080         90,063
 *CLS Holdings P.L.C...................................      254,181        623,076
 CNC Properties P.L.C..................................       97,796        179,065
 Caffyns P.L.C.........................................        2,500         11,491
 *Cairn Energy P.L.C...................................      100,290        242,844
 *Cambridge Antibody Technology Group P.L.C............       32,000      1,112,057
 Cannons Group P.L.C...................................      134,444        244,158
 Cape P.L.C............................................      237,482        179,257
 Capital & Regional Properties P.L.C...................      179,223        597,383
 Carbo P.L.C...........................................      412,000         98,531
 Carclo Engineering Group P.L.C........................      144,314        283,654
 Carr's Milling Industries P.L.C.......................       11,000         17,264
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cathay International P.L.C...........................      920,000   $     72,194
 Chapelthorpe P.L.C....................................      383,003        133,100
 Chloride Group P.L.C..................................      316,000        701,403
 *Chorion P.L.C........................................       87,600         56,630
 *Churchill China P.L.C................................       30,000         51,567
 Clarkson (Horace) P.L.C...............................       75,061        109,389
 Clinton Cards P.L.C...................................      107,415        192,664
 Close Brothers Group P.L.C............................       10,988        135,085
 *Clubhaus P.L.C.......................................       67,733         64,794
 Coats Viyella P.L.C...................................      924,730        770,573
 Colefax & Fowler Group P.L.C..........................       96,000         98,291
 Community Hospitals Group P.L.C.......................       67,000        560,811
 *Cook (D.C.) Holdings, Ltd............................      200,000         43,346
 Cornwell Parker P.L.C.................................      153,333         97,404
 Cosalt P.L.C..........................................       20,000         62,927
 *Costain Group P.L.C..................................       73,000         13,094
 Country Gardens P.L.C.................................       24,000         97,753
 Countryside Property P.L.C............................      144,855        246,827
 Countrywide Assured Group P.L.C.......................       94,783        209,675
 Courts P.L.C..........................................      141,633        592,757
 Cox Insurance Holdings P.L.C..........................       70,000        202,457
 Cradley Group Holdings P.L.C..........................       38,466         24,435
 *Creighton Naturally P.L.C............................      250,000         36,433
 Crest Nicholson P.L.C.................................      545,000      1,022,337
 Cropper (James) P.L.C.................................       14,000         35,260
 *DRS Data Research Services P.L.C.....................       51,000         12,578
 DTZ Holdings P.L.C....................................       42,423         99,236
 Daejan Holdings P.L.C.................................       34,500        439,610
 *Dairy Crest Group P.L.C..............................      223,000        573,307
 *Dana Petroleum P.L.C., UK............................      233,333         53,186
 Dawson Group P.L.C....................................       68,000         99,099
 Dawson International P.L.C............................      303,194        293,437
 *Delancey Estates P.L.C...............................       63,465         87,747
 *Delta P.L.C..........................................      366,000        667,413
 Delyn Group P.L.C. ...................................       18,000         76,409
 Dencora P.L.C.........................................       25,000         98,277
 Denmans Electrical P.L.C..............................       53,568        112,496
 Derwent Valley Holdings P.L.C.........................       94,000        845,118
 Development Securities P.L.C..........................       70,000        258,434
 Dewhirst Group P.L.C..................................      132,000        122,326
 Diploma P.L.C.........................................      143,039        379,496
 Dixon Motors P.L.C....................................      165,000        403,233
 Dolphin Packaging P.L.C...............................       21,000         72,194
 Domino Printing Sciences P.L.C........................      440,000      1,206,821
 East Surrey Holdings P.L.C............................       27,000         68,607
 Eldridge Pope & Co. P.L.C.............................       25,000         73,801
 Eleco Holdings P.L.C..................................       68,900         24,716
 Electronic Data Processing P.L.C......................       55,900        119,064
 *Elementis P.L.C......................................      853,698      1,033,578
 Emess P.L.C...........................................      200,000        103,882
 *Energy Technique P.L.C...............................       25,000          3,176
 Ennstone P.L.C........................................      268,843        117,538
 Enterprise Inns P.L.C.................................        6,307         35,493
 Esporta P.L.C.........................................      127,900        189,260
 Estates & General P.L.C...............................       75,000        100,892
 Eurocopy P.L.C........................................      156,700         52,114
 European Motor Holdings P.L.C.........................      271,675        198,976
 Europower P.L.C.......................................      115,564          9,500
 *FII Group P.L.C......................................      104,900        158,362
 Fenner P.L.C..........................................      175,000        240,647
 Ferguson International Holdings P.L.C.................       88,836         46,474

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Fine Art Developments P.L.C...........................      295,000   $  1,210,371
 Finlay (James) P.L.C..................................      199,130        290,199
 Firth Rixson P.L.C....................................      493,563        287,714
 *Fisher (Albert) Group P.L.C..........................       55,000         62,067
 Folkes Group P.L.C....................................       15,000         19,170
 Fortress Holdings P.L.C...............................      200,000        104,629
 Freeport Leisure P.L.C................................       12,000        111,654
 *French P.L.C.........................................       17,000         11,816
 Friendly Hotels P.L.C.................................       37,061         47,086
 Frogmore Estates P.L.C................................      103,039        726,938
 *Fuller, Smith & Turner P.L.C. Series A...............       37,000        237,807
 Fulmar P.L.C..........................................       32,500         32,304
 *GBE International P.L.C..............................      309,427              0
 *GEI International P.L.C..............................      156,716         18,739
 Galliford P.L.C.......................................      160,000         60,386
 Garban Intercapital P.L.C.............................       41,977        120,780
 Garton Engineering P.L.C..............................        6,000          7,085
 Gaskell P.L.C.........................................       40,000         54,407
 *Gearhouse Group P.L.C................................       12,000         14,349
 Gleeson (M.J.) Group P.L.C............................       18,829        166,751
 Glenchewton P.L.C.....................................      100,000        107,618
 Goodwin P.L.C.........................................        5,000          4,372
 Gowrings P.L.C........................................       15,000         23,429
 Grainger Trust, Ltd...................................       42,000        252,679
 Grampian Holdings P.L.C...............................       64,713         81,250
 Grantchester Holdings P.L.C...........................      135,930        328,127
 Greene King P.L.C.....................................      135,026        931,415
 *Greenwich Resources P.L.C............................      156,000         14,573
 Haden Maclellan Holdings P.L.C........................       64,000         35,394
 Halstead (James) Group P.L.C..........................       76,066        196,125
 *Hampton Trust P.L.C..................................      200,491         49,446
 *Hanover International P.L.C..........................       29,169         49,485
 Hardys & Hansons P.L.C................................       96,200        309,868
 Hartstone Group P.L.C.................................    1,182,431         97,206
 Harvey's Furnishing P.L.C.............................      350,000        617,311
 Hawtin P.L.C..........................................      150,000         34,752
 Haynes Publishing Group P.L.C.........................       23,932         57,234
 Hazlewood Foods P.L.C.................................      395,500        490,658
 Headway P.L.C.........................................       25,000         18,497
 Helical Bar P.L.C.....................................       34,500        301,668
 Hewden-Stuart P.L.C...................................      140,000        155,897
 *Hi-Tech Sports P.L.C.................................       92,142         36,497
 Hickson International P.L.C...........................      853,872        331,833
 Highbury House Communications P.L.C...................      283,333        255,157
 *Highbury House Communications P.L.C. Issue 2000......      155,833        140,919
 Hill & Smith Holdings P.L.C...........................       74,890         58,767
 Holidaybreak P.L.C....................................        8,550         38,850
 *Horace Small Apparel P.L.C...........................       64,000        186,060
 House of Fraser P.L.C.................................      140,000        101,490
 *Howard Holdings P.L.C................................      100,000         56,799
 Hunting P.L.C.........................................       37,015         77,180
 *Huntingdon Life Sciences Group P.L.C.................      773,340        144,489
 IAF Group P.L.C.......................................       66,500         63,614
 Iceland Group P.L.C...................................       23,000         83,023
 Inchcape P.L.C........................................       84,666        338,522
 *Independent Insurance Group P.L.C....................      220,000        808,932
 Industrial Control Services Group P.L.C...............      200,000         20,178
                                                            SHARES           VALUE+
                                                            ------           ------
 Intelek P.L.C.........................................       25,000   $     10,463
 Inveresk P.L.C........................................      124,500         50,244
 Jacobs (John I.) P.L.C................................      133,169        104,500
 Jarvis Hotels P.L.C...................................      400,000        591,901
 Jarvis P.L.C..........................................      300,000        712,972
 Jarvis Porter Group P.L.C.............................       51,000         27,443
 John David Sports P.L.C...............................      200,000        394,601
 Johnson Group Cleaners P.L.C..........................       37,000        129,411
 Johnston Group P.L.C..................................       21,000        140,935
 Joseph (Leopold) Holdings P.L.C.......................        9,000         85,422
 *Kalamazoo Computer Group P.L.C.......................       12,200          6,747
 *Kenwood Appliances P.L.C.............................      119,108        121,951
 Kier Group P.L.C......................................       12,196         41,472
 Kunick P.L.C..........................................      799,000        364,251
 Laing (John) P.L.C....................................       76,942        254,165
 Laird Group P.L.C.....................................       99,900        326,265
 Lambert Howarth Group P.L.C...........................       15,073         54,972
 *Lamont Holdings P.L.C................................      100,000         27,652
 *Laura Ashley Holdings P.L.C..........................      300,000         77,351
 Leeds Group P.L.C.....................................      241,639        162,530
 Leicester City P.L.C..................................      100,000         57,546
 *Liberty P.L.C........................................       69,900        305,603
 *Lilleshall P.L.C.....................................       29,000         21,890
 Linden P.L.C..........................................       45,535        162,326
 Linton Park P.L.C.....................................       30,500        135,625
 *Lionheart P.L.C......................................      120,000         15,246
 Locker (Thomas) Holdings P.L.C........................      419,082        100,224
 London Clubs International P.L.C......................      291,000        419,734
 *London Forfeiting Co.................................       66,200         16,821
 London Industrial P.L.C...............................       30,822        390,440
 London Merchant Securities P.L.C......................      355,222        915,889
 Lookers P.L.C.........................................      168,983        185,645
 Low & Bonar P.L.C.....................................      120,000        242,141
 MFI Furniture Group P.L.C.............................      416,100        376,277
 MS International P.L.C................................       49,000         16,296
 MacDonald Hotels P.L.C................................       18,000         47,756
 MacFarlane Group Clansman P.L.C.......................       88,000         84,182
 *Mackie International Group P.L.C.....................       33,250              0
 Mallett P.L.C.........................................       25,000         56,051
 Manganese Bronze Holdings P.L.C.......................       10,000         30,567
 Marshalls P.L.C.......................................      225,001        790,326
 Martin International Holdings P.L.C...................      226,800         44,070
 Marylebone Warwick Balfour Group P.L.C................       47,690        107,280
 Matthews (Bernard) P.L.C..............................      219,058        491,139
 Mayborn Group P.L.C...................................       50,000         48,951
 McAlpine (Alfred) P.L.C...............................      126,000        358,773
 McCarthy & Stone P.L.C................................      155,000        627,849
 McKay Securities P.L.C................................       94,000        195,298
 McLeod Russell Holdings P.L.C.........................       31,000         19,693
 Mentmore Abbey P.L.C..................................      300,380        826,119
 *Merant P.L.C.........................................       87,500        183,101
 Merchant Retail Group P.L.C...........................      153,000        144,074
 *Merrydown P.L.C......................................       94,172         42,931
 Mersey Docks & Harbour Co. P.L.C......................       45,030        323,744
 Metalrax Group P.L.C..................................      200,000        170,396
 Microgen Holdings P.L.C...............................       45,600        274,337
 Mid-States P.L.C......................................       50,000         17,189
 Molins P.L.C..........................................       57,750        120,847
 Moorfield Estates P.L.C...............................      493,333        217,529
 Mowlem (John) & Co. P.L.C.............................      454,478        750,636
 Mucklow (A & J) Group P.L.C...........................      160,000        418,516

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nightfreight P.L.C....................................       75,000   $     55,210
 Northamber P.L.C......................................       23,000         41,426
 Northern Leisure P.L.C................................       15,882         36,914
 Old English Pub Company P.L.C.........................       70,000        117,708
 *Oliver Group P.L.C...................................       43,000          6,106
 *Orb Estates P.L.C....................................       40,000         27,801
 *Orbis P.L.C..........................................       63,000         26,367
 Owen (H.R.) P.L.C.....................................       70,000        104,106
 Oxford Instruments P.L.C..............................      143,399        371,877
 *Oxford Molecular Group P.L.C.........................       48,000         18,295
 *PGA European Tour Courses P.L.C......................       80,000         47,830
 *PPL Therapeutics P.L.C...............................       27,000         71,633
 *Paladin Resources P.L.C..............................      204,394         76,377
 Panther Securities P.L.C..............................       40,000         72,941
 *Partners Holdings P.L.C..............................       80,000         25,111
 Partridge Fine Arts P.L.C.............................       33,000         31,321
 Paterson Zochonis P.L.C...............................       40,000        218,226
 Peel Holdings P.L.C...................................       74,000        558,569
 Pendragon P.L.C.......................................       95,000        187,435
 *Peptide Therapeutics Group P.L.C.....................      180,000        224,653
 Perry Group P.L.C.....................................       79,000        100,369
 Persimmon P.L.C.......................................      221,614        632,681
 Peterhouse Group P.L.C................................       41,919        203,633
 Photo-Me International P.L.C..........................      137,500        416,181
 Pifco Holdings P.L.C..................................       19,500         46,052
 Pillar Property P.L.C.................................       81,363        379,433
 Pittards P.L.C........................................       39,000         28,855
 *Plantation & General Investment P.L.C................       64,601         30,899
 Portmeirion Potteries (Holdings) P.L.C................       16,044         38,370
 *Premier Consolidated Oilfields P.L.C.................    2,628,330        461,606
 *Princedale Group P.L.C...............................      100,000         11,210
 *Probus Estates P.L.C.................................      416,666         34,253
 *Property Partnerships P.L.C..........................       10,000         11,958
 *Provalis P.L.C.......................................      110,769         31,458
 Prowting P.L.C........................................      113,261        175,216
 QS Holdings P.L.C.....................................      102,000         52,598
 *Quadrant Group P.L.C.................................        5,900          6,835
 *Quality Software Products Holdings P.L.C.............       13,750        162,876
 Queensborough Holdings P.L.C..........................      187,000         48,914
 Quick Group P.L.C.....................................      217,071        149,250
 Quintain Estates & Development P.L.C..................      153,155        344,526
 RCO Holdings P.L.C....................................       20,000         82,358
 RJB Mining P.L.C......................................      500,000        283,993
 Radamec Group P.L.C...................................       20,000         11,360
 Raglan Property P.L.C.................................      313,895        153,656
 Ransom (William) & Son P.L.C..........................       75,000         58,293
 Reed Executive P.L.C..................................       15,000         53,249
 Reg Vardy P.L.C.......................................      101,000        397,037
 Regal Hotel Group P.L.C...............................    1,450,000        476,809
 Renold P.L.C..........................................      338,000        550,677
 *Richards P.L.C.......................................       62,000         10,194
 Roseby's P.L.C........................................       45,000        262,320
 Rowe Evans Investments P.L.C..........................       95,900         96,756
 *Royal Doulton P.L.C..................................      147,000        187,861
 Rugby Estates P.L.C...................................       32,000         85,377
 Russell (Alexander) P.L.C.............................       40,000         71,746
 Rutland Trust P.L.C...................................      182,210        123,919
 S & U P.L.C...........................................        7,000         28,041
                                                            SHARES           VALUE+
                                                            ------           ------
 *SEP Industrial Holdings P.L.C........................      370,000   $     74,660
 Safeland P.L.C........................................      100,000         59,788
 *Safestore P.L.C......................................       35,897         36,754
 Salvesen (Christian) P.L.C............................       74,500        135,297
 Sanderson Bramall Motor Group P.L.C...................      170,720        313,865
 *Save Group P.L.C.....................................      196,000        149,410
 Saville (J.) Gordon Group P.L.C.......................      587,302        662,769
 Savills P.L.C.........................................       21,000         63,405
 Scapa Group P.L.C.....................................       99,600        202,466
 Scottish Metropolitan Property P.L.C..................      407,167        699,881
 Seacon Holdings P.L.C.................................       50,000         20,178
 Seton Healthcare Group P.L.C..........................       12,776        137,398
 Shaftesbury P.L.C.....................................      183,333        650,816
 Shani Group P.L.C.....................................       30,000         15,694
 *Sheffield United P.L.C...............................       88,000         17,757
 *Sherwood Group P.L.C.................................      202,000         37,741
 *ShopRite Group P.L.C.................................      146,000         30,552
 Silentnight Holdings P.L.C............................       30,000        102,013
 Simon Engineering P.L.C...............................      175,847        144,561
 Sinclair (William) Holdings P.L.C.....................       40,000         59,190
 Sirdar P.L.C..........................................      219,721        193,766
 Slug and Lettuce Group P.L.C..........................       32,000         70,550
 Smart (J.) & Co. (Contractors) P.L.C..................        8,000         30,193
 *Smith (David S.) Holdings P.L.C......................       47,000        101,513
 Smith (James) Estates P.L.C...........................       95,000        216,545
 *Soco International P.L.C.............................       48,000         57,755
 *Solvera P.L.C........................................       99,000          7,029
 *St. Ives P.L.C.......................................        9,377         60,829
 St. Modwen Properties P.L.C...........................      214,000        339,857
 Stadium Group P.L.C...................................      121,591        125,402
 Stanley Leisure Organisation P.L.C....................      152,932        446,888
 Stat-Plus Group P.L.C.................................       25,300         26,282
 *Staveley Industries P.L.C............................       65,000         46,149
 Stirling Group P.L.C..................................      214,889         70,663
 *Stoddard Sekers International P.L.C..................       98,000          6,958
 Storehouse P.L.C......................................      694,930        451,840
 Stratagem Group P.L.C.................................       47,000         24,939
 Stylo P.L.C...........................................       16,588          5,951
 Swallowfield P.L.C....................................       25,000         30,828
 Swan Hill Group P.L.C.................................       87,000        109,233
 Syltone P.L.C.........................................       29,000         41,396
 TGI Group P.L.C.......................................       39,000         26,815
 TT Group P.L.C........................................      101,703        190,019
 *Tadpole Technology P.L.C.............................       53,280         32,054
 *Tandem Group P.L.C...................................      472,000         35,275
 *Tay Homes P.L.C......................................      103,937        104,864
 *Tbi P.L.C............................................      221,000        195,720
 Telemetrix P.L.C......................................      170,214        782,338
 Tex Holdings P.L.C....................................       11,000         20,141
 The Cardiff Property P.L.C............................        4,000         26,367
 Thorpe (F.W.) P.L.C...................................       15,000         25,671
 Tilbury Douglas P.L.C.................................       33,652        172,779
 Time Products P.L.C...................................       81,758        109,372
 Tinsley (Eliza) Group P.L.C...........................       27,781         31,143
 Tops Estates P.L.C....................................       82,557        176,459
 *Torday & Carlisle P.L.C..............................       72,600         17,362
 *Tottenham Hotspur P.L.C..............................       70,000         73,240
 Town Centre Securities (New) P.L.C....................      227,419        290,634
 Transport Development Group P.L.C.....................      285,056        769,062
 Transtec P.L.C........................................      305,000         29,632
 *Tring International Group P.L.C......................       60,000              0

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Try Group P.L.C.......................................       91,160   $     38,833
 UCM Group P.L.C.......................................       46,000         57,411
 UK Land...............................................       16,000         43,047
 *Union P.L.C..........................................      100,000         28,399
 United Industries P.L.C...............................       97,824         47,521
 *United Overseas Group P.L.C..........................       78,000         23,609
 *Utility Cable P.L.C..................................      200,000              0
 *Vanguard Medica Group P.L.C..........................       18,000         58,518
 *Vert (Jacques) P.L.C.................................       45,000         11,434
 Vibroplant P.L.C......................................      185,000        152,086
 Viglen Technology P.L.C...............................      137,200        212,250
 *Villiers Group P.L.C.................................      183,700         63,153
 Vtr P.L.C.............................................       13,000         25,746
 Walker Greenbank P.L.C................................      144,910         72,560
 Ward Holdings P.L.C...................................      206,900        128,340
 Warner Estate Holdings P.L.C..........................       99,000        368,458
 Warnford Investments P.L.C............................       12,000         58,293
 Waterman Partnership Holdings P.L.C...................       25,000         31,576
 Wates City of London Properties P.L.C.................      381,099        467,096
 Wembley P.L.C.........................................       53,000        368,369
 Wescol Group P.L.C....................................       31,000          9,035
 Westbury P.L.C........................................      162,482        576,797
 *Whitecroft P.L.C.....................................       70,000         17,787
 Wilshaw P.L.C.........................................       28,000         20,089
 Wilson (Connolly) Holdings P.L.C......................      415,400        804,063
 *Wimpey (George) P.L.C................................      258,600        430,980
 Wintrust P.L.C........................................       24,000        173,983
 Wolstenholme Rink P.L.C...............................        4,000         22,719
 Wolverhampton & Dudley Breweries P.L.C................      191,939        996,947
 Wyevale Garden Centres P.L.C..........................       50,000        352,376
 *YJL P.L.C............................................       29,000          6,935
 Yorklyde P.L.C........................................       14,000         15,276
 Yorkshire Group P.L.C.................................      117,096        106,764
 Young & Co's Brewery P.L.C. Class A...................        5,000         44,841
 Young (H.) Holdings P.L.C.............................       38,666         43,057
 Zotefoams P.L.C.......................................       20,000         28,698
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $90,242,735)...................................                  81,318,497
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $56,013)......................................                      56,557
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units......................      238,000              0
 *Quintain Estates Letters of Entitlement..............       42,000              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $90,298,748)...................................                  81,375,054
                                                                       ------------
FRANCE -- (7.5%)
COMMON STOCKS -- (7.5%)
 Agricole de la Crau...................................          204         12,780
 Alain Manoukian SA....................................        9,565        403,613
 *Arbel SA.............................................        1,583         16,296
                                                            SHARES           VALUE+
                                                            ------           ------
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................          100   $     11,871
 Bains de Mer et du Cercle des Etrangers a Monaco......        6,329        821,735
 *Bazar de l'Hotel de Ville SA.........................        9,361      1,198,036
 Burelle SA............................................       10,986        794,699
 *CEE (Continentale d'Equipements Electriques).........        2,215          9,244
 *COFIGEO (Cie Financiere Geo).........................          205         21,274
 *CPR (Cie Parisienne de Reescompte)...................       17,123        628,686
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................        6,010        362,290
 *Caisse Regionale de Credit Agricole Mutuel de la Brie
   Em 00...............................................          181         10,542
 Cambodge..............................................          399        277,155
 *Cascades SA..........................................       22,612         42,989
 Christian Dalloz SA...................................        2,000        127,240
 *Cie Francaise des Ferrailles.........................        9,710        453,406
 Conflandey SA.........................................        1,939         58,443
 Continentale d'Entreprises SA.........................       19,198        738,878
 *Crometal SA..........................................        1,120         54,116
 *DMC (Dollfus Mieg et Cie)............................       38,146        155,657
 De Dietrich & Co......................................       38,762      2,284,495
 De la Rue Imperiale de Lyon...........................        2,000      3,815,335
 *Desquenne et Giral SA................................        4,761         61,815
 Didot-Bottin..........................................        1,204         67,386
 Exacompta Clairefontaine SA...........................        1,233         94,909
 Explosifs et de Produits Chimiques....................          312         46,296
 *Faurecia SA..........................................        7,425        311,246
 Fimalac SA............................................       10,590      1,532,107
 Fonderies Franco Belge................................          913         66,933
 Forges Stephanoises SA................................          300         22,592
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        1,822         80,347
 *France-Africaine de Recherches Petrolieres
   (Francarep) Em 00...................................          182          8,140
 Gantois Series A......................................          465         49,377
 Gascogne SA...........................................       10,334        732,680
 *Generale de Geophysique SA...........................        4,259        262,662
 *Geodis SA............................................        3,300        222,340
 Gevelot...............................................        2,400         93,482
 Groupe Guillin SA.....................................          480         12,242
 Groupe Zannier SA.....................................       26,650      1,531,112
 *Guerbet SA...........................................       15,148        295,717
 Hbs Technologie SA....................................          405         13,221
 *ICBT Groupe SA.......................................        8,110        195,552
 IMS International Metal Service SA....................       13,100        101,565
 Immobanque............................................        9,394      1,035,859
 Immobiliere Complexes Commerciaux SA..................        6,452        244,131
 *Immobiliere et Hoteliere SA..........................       27,700         30,056
 Jet Multimedia SA.....................................        2,000        124,086
 Legris Industries SA..................................        8,500        347,637
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................       12,163      1,341,192
 Maire (Henri).........................................        1,252         13,004
 *Marie Brizard & Roger International SA...............        3,181        191,459
 Matussiere et Forest SA...............................        7,020         45,442
 *Metaleurop SA........................................       43,410        293,887

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Mors.................................................       37,132   $     26,516
 *NAF NAF SA...........................................       36,191        505,133
 Nord-Est SA...........................................       22,587        564,947
 *Nordon & Cie.........................................        1,600         77,753
 PSB Industries SA.....................................        1,838        126,138
 *Paul Predault SA.....................................        6,400         64,696
 *Pier Import Europe SA................................       18,642        121,020
 Plastic Omnium........................................        8,895        965,162
 Radiall SA............................................          200         24,020
 *Remy Cointreau SA....................................       26,500        572,625
 Robertet SA...........................................          200         38,951
 *Rochette.............................................      138,121        821,081
 Rougier SA............................................        2,715        154,725
 *Rouleau-Guichard SA..................................        2,495         88,205
 *SDR de Bretagne SA...................................        3,200         23,712
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,483        497,765
 Sabeton...............................................        1,846        237,966
 Sechilienne...........................................          100         26,895
 Securidev SA..........................................       16,908        161,039
 *Sediver Societe Europeenne d'Isolateurs en Verne et
   Composite...........................................          125          2,261
 *Selectibanque SA.....................................       46,567        734,168
 Signaux et d'Equipements Electroniques SA.............       13,500        732,416
 Signaux Girod SA......................................        5,407        146,422
 Skis Rossignol SA.....................................        7,216         99,579
 Smoby SA..............................................        1,600         53,671
 *Societe des Immeubles de France......................      146,528      2,471,848
 Societe Financiere Immobail SA........................        9,997        346,745
 Societe Francais des Papiers Peints...................          140          5,869
 Sommer-Allibert SA....................................       19,000        581,482
 Sucriere de Pithiviers-le-Vieil.......................          340         97,748
 Sylea SA..............................................        4,300        210,159
 Teisseire France SA...................................        6,492        112,587
 Tivoly SA.............................................        1,904         29,842
 *Trouvay et Cauvin SA.................................        9,481         96,720
 UNIBAIL (Union du Credit Bail Immobiliere )...........        3,962        510,003
 VM Materiaux SA.......................................        1,636         72,827
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       43,572      1,575,943
 Via Banque............................................       21,658        622,656
 Vilmorin et Cie SA....................................        2,100        140,613
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,396,951)...................................                  35,509,162
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01
   (Cost $30,655)......................................       22,587         31,421
                                                                       ------------
TOTAL -- FRANCE
  (Cost $34,427,606)...................................                  35,540,583
                                                                       ------------
GERMANY -- (6.9%)
COMMON STOCKS -- (6.9%)
 *Aigner (Etienne) AG..................................          454         69,472
 Andreae-Noris Zahn AG, Anzag..........................       18,550        321,702
 Anterra Vermoegensverwaltungs AG......................        3,920        276,292
 Balcke-Duerr AG.......................................       79,800        925,824
                                                            SHARES           VALUE+
                                                            ------           ------
 Bayerische Handelsbank AG.............................       51,240   $  1,306,803
 *Beta Systems Software AG.............................       16,700        144,035
 Bien-Haus AG..........................................       11,600        190,952
 Bilfinger & Berger Bau AG, Mannheim...................       38,319        570,371
 Biotest AG............................................        7,300        136,755
 *Bremer Woll-Kaemmerei AG.............................       53,100        177,282
 Brillant AG...........................................          300         35,612
 Brueder Mannesmann AG.................................       11,700         61,848
 *Campina AG...........................................        4,774        276,714
 Cewe Color Holding AG.................................        5,000        113,607
 Deutsche Verkehrs-Bank AG.............................        7,765        742,452
 *Dierig Holding AG....................................        8,750         93,320
 Duerr Beteiligungs AG.................................        5,900        126,943
 *Dyckerhoff AG........................................       16,200        420,670
 Dyckerhoff and Widmann AG.............................      122,240        657,521
 Escada AG.............................................        5,709        579,752
 Eurobike AG...........................................       18,900        217,346
 Fag Kugelfischer Georg Schaeffer AG...................      199,050      1,476,796
 *Flender (A. Friedrich) AG............................       98,320      1,139,778
 Fuchs Petrolub AG Oel & Chemie........................        5,700        385,892
 *GAM World Multi-Fund, Inc. - Deutsche Mark Class.....        2,588        237,612
 *Grammer AG...........................................       33,200        314,056
 Heilit & Woerner Bau AG...............................       85,420        316,875
 *Herlitz AG...........................................       13,643        146,137
 *Holzmann (Philipp) AG................................        6,200        109,248
 *Hucke AG.............................................       25,100         80,774
 Hutschenreuther AG....................................        8,591         59,755
 Iwka AG...............................................       20,300        314,211
 K & S Aktiengesellschaft AG...........................       80,800      1,192,952
 KSB AG................................................        4,200        397,299
 *Kaufring AG..........................................       12,600        103,999
 Kolbenschmidt Pierburg AG, Duesseldorf................       36,700        486,710
 *Leica Camera AG......................................        4,000         32,719
 Leoni AG..............................................        5,400        143,228
 *Loesch Umweltschutz AG...............................       16,000         59,354
 *MVS Miete Vertrieb Service AG........................       45,052         94,008
 *Mauser Waldeck AG....................................        1,151         69,384
 *Neue Baumwoll-Spinnerei und Weberei Hof AG...........       16,730        144,294
 Norddeutsche Steingutfabrik AG........................        9,215        101,698
 Nuernberger Hypothekenbank AG.........................       38,050      1,040,987
 *Otto Reichelt AG.....................................       54,254        327,050
 *Pfaff (G.M.) AG......................................       80,930         45,033
 Phoenix AG, Hamburg...................................       71,247        766,466
 Plettac AG............................................       11,000        149,961
 Rheinboden Hypothekenbank AG..........................       39,000        868,049
 Rheinmetall Berlin AG.................................       85,490      1,244,754
 Salamander AG.........................................      129,990      1,675,688
 Salzgitter AG.........................................      278,309      2,064,837
 Schmalbach-Lubeca AG..................................      445,380      2,358,497
 Scor Deutschland Rueckversicherungs AG................        1,749        197,887
 Sinn AG...............................................        1,001         99,795
 Stern-Brauerei Carl Funke AG..........................          300         16,971
 *Stoehr & Co. AG......................................       44,310        197,247
 *Strabag AG...........................................       25,750        909,852
 Sueddeutsche Bodencreditbank AG.......................       49,007      1,499,825
 *Tiptel AG............................................       13,600         65,586
 *Triton-Belco AG, Hamburg.............................        2,977         36,168

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Tucher Braeu AG.......................................        1,047   $     45,637
 VK Muehlen AG.........................................        4,268        209,782
 Varta AG..............................................       93,990        836,799
 Vossloh AG............................................       39,200        772,527
 Walter AG.............................................       16,900        336,972
 Walter Bau AG, Augsburg...............................       44,270        293,551
 Westag and Getalit AG, Rheda-Wiedenbrueck.............       19,800        257,076
 *Windhoff AG..........................................       11,400         49,796
 Wuerttembergische Metallwarenfabrik AG................       64,620      1,000,811
 *Zanders Feinpapiere AG...............................       10,902        611,688
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $45,180,317)...................................                  32,831,344
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sueddeutsche Bodencreditbank AG Rights 06/06/00
   (Cost $0)...........................................            2              0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $45,180,317)...................................                  32,831,344
                                                                       ------------
SWITZERLAND -- (5.0%)
COMMON STOCKS -- (5.0%)
 AFG Arbonia Foster Holding AG, Arbon..................          150         84,602
 Attisholz Holding AG, Attisholz.......................        1,670        916,289
 Banque Cantonale de Geneve............................          450         66,239
 Banque Privee Edmond de Rothschild SA, Geneve.........          105        479,782
 Bobst SA, Prilly......................................        2,130      3,028,513
 Bucher Holding AG, Niederweningen.....................        2,125      1,766,456
 Caisse d'Epargne Cantonale Vaudoise, Lausanne.........        1,900        281,919
 Calida Holding AG.....................................          400         70,797
 Canon (Schweiz) AG, Dietlikon.........................        9,900        470,764
 *Carlo Gavazzi Holding AG, Baar Series B..............          253        253,748
 Cie Financiere Tradition..............................          750         92,921
 Coop Bank, Basel......................................          370        224,839
 Daetwyler Holding AG, Atldorf.........................          940      1,220,066
 Financiere Michelin, Granges-Paccot...................          740        262,822
 Forbo Holding AG, Eglisau.............................        7,331      2,845,915
 Galenica Holding AG, Bern Series B....................        3,115      2,214,512
 Golay-Buchel Holding SA, Lausanne.....................          125        185,104
 Industrieholding Cham AG, Cham........................          650        444,840
 Kuehne & Nagel International AG.......................        1,400        668,205
 Lem Holdings AG, Lyss.................................          180         26,761
 Maag Holding AG, Zuerich..............................        1,900        289,205
 Moevenpick-Holding, Zuerich...........................          470        213,512
 *Nextrom Holding SA...................................          200         22,419
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................        1,666      2,779,632
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           50         16,962
 UMS Schweizerische Metallwerke Holding AG, Bern.......        3,200        219,942
 Unigestion Holding, Geneve............................        9,200        580,770
 Valiant Holding.......................................          550        227,140
 Vaudoise Assurances Holding, Lausanne.................          189        362,392
 *Von Roll Holding AG, Gerlafingen.....................       15,045        188,618
                                                            SHARES           VALUE+
                                                            ------           ------
 WMH Walter Meier Holding AG, Staefa...................          260   $    248,497
 Zehnder Holding AG....................................           50         31,239
 Zellweger Luwa AG, Uster..............................          590        315,017
 *Zschokke Holding SA, Geneve..........................        1,950        712,128
 *Zueblin Holding AG...................................          440          2,479
 Zuercher Ziegeleien Holding, Zuerich..................        2,000      1,734,523
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,229,212)...................................                  23,549,569
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $73,219)......................................                      73,963
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maag Holding AG Options 09/26/00
   (Cost $0)...........................................        1,900          4,484
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,302,431)...................................                  23,628,016
                                                                       ------------
HONG KONG -- (4.1%)
COMMON STOCKS -- (4.1%)
 ALCO Holdings, Ltd....................................      710,000         48,293
 Acme Landis Holdings, Ltd.............................      130,000         28,529
 *Allied Group, Ltd....................................    5,364,000        406,155
 *Allied Properties (Hong Kong), Ltd...................    6,468,000        373,537
 *Applied International Holdings, Ltd..................    1,150,000         34,831
 *Asia Commercial Holdings, Ltd........................       35,960          1,892
 *Asia Securities International, Ltd...................    2,326,000        111,942
 Asia Standard International Group, Ltd................    3,658,000        305,146
 Asia Tele-Net & Technology Corp., Ltd.................    4,000,000         71,869
 Associated International Hotels, Ltd..................      758,000        272,382
 Beauforte Investors Corp., Ltd........................       44,000         71,997
 *Burlingame International Co., Ltd....................      675,000         25,988
 *Burwill Holdings, Ltd................................      385,000         36,563
 CDL Hotels International, Ltd.........................    2,559,620        656,987
 *CNT Group, Ltd.......................................    1,428,000         45,633
 *Century City International Holdings, Ltd.............    2,863,067        102,882
 Champion Technology Holdings, Ltd.....................        9,968            448
 Chen Hsong Holdings, Ltd..............................      322,000         48,350
 Cheuk Nang Technologies (Holdings), Ltd...............    3,180,000         26,527
 *Chevalier Construction Holdings, Ltd.................      194,857          7,252
 Chevalier International Holdings, Ltd.................    1,585,440        113,943
 *China Aerospace International Holdings, Ltd..........      873,000        137,807
 China Foods Holdings, Ltd.............................    1,032,000        172,177
 *China Investments Holdings, Ltd......................      989,000         34,270
 China Online (Bermuda), Ltd...........................    7,640,000        210,806
 *China Overseas Land & Investment, Ltd................    3,256,000        263,255
 China Travel International Investment, Ltd............    1,722,000        278,455
 *Chinese Estates Holdings, Ltd........................    2,675,131        243,756
 *Chinney Investments, Ltd.............................      752,000         36,674
 Chow Sang Sang Holdings International, Ltd............      738,000        151,540
 Chuangs China Investments, Ltd........................      884,000         58,994
 Chuang's Consortium International, Ltd................    3,051,760        115,538

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *City Chiu Chow (Holdings), Ltd.......................      298,000   $     10,708
 *Companion Building Material International Holdings,
   Ltd.................................................    3,529,600         35,332
 Continental Holdings, Ltd.............................      382,000         22,551
 Continental Mariner Investment Co., Ltd...............      417,000         88,837
 *Cosmos Machinery Enterprises, Ltd....................      140,000          6,828
 *Crocodile Garments, Ltd..............................      986,000         21,765
 *DigitalHongKong.com..................................           12              2
 *Dransfield Holdings, Ltd.............................    1,952,000         34,821
 Dynamic Holdings, Ltd.................................      482,000         56,910
 *Emperor (China Concept) Investments, Ltd.............    2,790,000         17,903
 *Emperor International Holdings, Ltd..................      812,000         76,073
 *Evergo China Holdings, Ltd...........................    1,296,000         15,801
 *Fairwood Holdings, Ltd...............................      675,000         13,687
 *Fairyoung Holdings, Ltd..............................      990,000         25,030
 Far East Consortium International, Ltd................    1,812,301        110,478
 *Far East Holdings International, Ltd.................      408,000         33,511
 Fountain Set Holdings, Ltd............................    1,350,000        133,406
 *Four Seas Travel International, Ltd..................    1,180,000          6,209
 *G-Prop Holdings, Ltd.................................       53,435          3,497
 Golden Resources Development International, Ltd.......      722,000         34,747
 Goldlion Holdings, Ltd................................    1,092,000         72,875
 Grand Hotel Holdings, Ltd. Series A...................      372,000         42,490
 Grande Holdings, Ltd..................................      506,000        337,680
 Great Wall Electronic International, Ltd..............    2,278,566         87,727
 *Greaterchina Technology Group, Ltd...................       15,219            732
 *Guangzhou Investment Co., Ltd........................    3,038,000        214,438
 *Guoco Land, Ltd......................................      352,000         51,951
 Harbour Centre Development, Ltd.......................      590,000        382,379
 Harbour Ring International Holdings, Ltd..............    3,430,000        647,087
 Henderson China Holdings, Ltd.........................      438,000        155,987
 High Fashion International, Ltd.......................      800,000        132,444
 *Hinet Holdings, Ltd..................................      808,900         37,891
 *Hon Kwok Land Investment Co., Ltd....................    1,096,000         47,120
 Hong Kong and Shanghai Hotels, Ltd....................    1,789,124        826,597
 Hong Kong Ferry (Holdings) Co., Ltd...................      349,000        216,109
 *Hong Kong Parkview Group, Ltd........................      646,000        232,136
 *Hop Hing Holdings, Ltd...............................      604,000         35,657
 Hopewell Holdings, Ltd................................    1,208,800        488,670
 *Hualing Holdings, Ltd................................      784,000         24,248
 *Huey Tai International, Ltd..........................    2,920,260        127,424
 *Innovative International (Holdings), Ltd.............      539,439         10,523
 *Iquorom Cybernet, Ltd................................    3,375,000         29,886
 *Jinhui Holdings Co., Ltd.............................      978,000         27,613
 *Joyce Boutique Holdings, Ltd.........................      808,000         14,932
 *K Wah International Holdings, Ltd....................    1,307,508         56,213
 *KTP Holdings, Ltd....................................      758,000         29,184
 *Kader Holdings Co., Ltd..............................      857,000         28,046
 Keck Seng Investments (Hong Kong), Ltd................      570,000         65,837
 Kee-Shing Holdings Co., Ltd...........................      256,000         38,768
 *King Fook Holdings, Ltd..............................      338,000         15,182
 *Kong Tai International Holdings Co., Ltd.............    5,175,000        120,874
 Kumagai Gumi Hong Kong, Ltd...........................      424,000         61,489
                                                            SHARES           VALUE+
                                                            ------           ------
 *Kwong Sang Hong International, Ltd...................    1,060,000   $     69,379
 *Lai Sun Development Co., Ltd.........................    2,698,800         86,589
 *Lai Sun Garment (International), Ltd.................    2,700,000         72,767
 *Lai Sun Hotels International, Ltd....................    1,532,000         67,831
 *Lam Soon (Hong Kong), Ltd............................      203,250         35,475
 *Lam Soon Food Industries, Ltd........................      156,000         28,830
 Leefung-Asco Printers Holdings, Ltd...................      128,000         26,119
 *Linkful International Holdings, Ltd..................      582,000          7,320
 *Lippo, Ltd...........................................      751,000        154,209
 Liu Chong Hing Investment, Ltd........................      626,000        313,321
 *Luks Industrial Co., Ltd.............................      613,800         94,528
 *Magnificent Estates, Ltd.............................    5,014,600         35,396
 *Megga (S.) International Holdings, Ltd...............    1,399,200         12,570
 Melbourne Enterprises, Ltd............................       41,000        139,438
 *Melco International Development, Ltd.................      170,000         27,708
 *Min Xin Holdings, Ltd................................      432,000         33,819
 Miramar Hotel & Investment Co., Ltd...................      600,000        282,983
 *Mui Hong Kong, Ltd...................................    2,050,000         52,881
 *NPH International Holdings, Ltd......................       81,600          8,378
 Nam Hing Holdings, Ltd................................      538,000         21,059
 Nanyang Holdings, Ltd.................................       80,850         74,707
 *National Electronics Holdings, Ltd...................    1,106,000         26,117
 *New Rank City Development, Ltd.......................        6,760          1,041
 *New World Cyberbase, Ltd.............................       56,540          4,281
 Onfem Holdings, Ltd...................................      684,000         28,968
 Orient Power Holdings, Ltd............................      455,700         31,581
 *Pacific Concord Holding, Ltd.........................    3,156,350        380,771
 *Pacific Plywood Holdings, Ltd........................    1,854,000         29,028
 Playmate Toys Holdings, Ltd...........................      234,000         19,220
 Pokfulam Development Co., Ltd.........................      244,000         78,285
 *Poly Investments Holdings, Ltd.......................    1,428,000         64,143
 Prestige Properties Holdings, Ltd.....................    1,166,000         92,777
 *QPL International Holdings, Ltd......................      651,000        919,020
 Realty Development Corp., Ltd. Series A...............      213,000        203,651
 *Regal Hotels International Holdings, Ltd.............    4,988,179        135,075
 *Rivera Holdings, Ltd.................................    1,912,000         88,337
 *Ryoden Development, Ltd..............................    2,410,000        219,597
 *S.A.S.Dragon Holdings, Ltd...........................       94,400          8,359
 SIS International Holdings, Ltd.......................      326,000         34,725
 San Miguel Brewery Hong Kong, Ltd.....................      812,400        125,113
 Sea Holdings, Ltd.....................................    1,208,000        395,329
 *Seapower Resources International, Ltd................    2,785,000        100,077
 *Semi-Tech (Global) Co., Ltd..........................    1,950,339         15,519
 Shangri-La Asia, Ltd..................................      837,403        854,383
 Shaw Brothers Hong Kong, Ltd..........................      158,000        147,010
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,177,000        182,773
 *Shenzhen International Holdings, Ltd.................    2,862,500        187,356
 *Shougang Concord Century Holdings, Ltd...............    1,000,000         26,951
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    2,196,000         59,184
 *Shun Ho Construction (Holdings), Ltd.................      814,380         42,851
 *Shun Ho Resources Holdings, Ltd......................      510,000         16,297
 *Shun Shing Holdings, Ltd.............................      726,000         51,245
 Shun Tak Holdings, Ltd................................    1,924,000        185,190

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Silver Grant International Industries, Ltd...........      748,000   $     54,718
 *Sincere Co., Ltd.....................................      872,000         43,645
 Sing Tao Holdings, Ltd................................      410,000         68,403
 *Singamas Container Holdings, Ltd.....................      360,000         18,249
 *Sino Foundations Holdings, Ltd.......................      618,000         30,139
 *Sino Hotels (Holdings), Ltd..........................      275,653         29,009
 South China Holdings, Ltd.............................      846,000        123,773
 South China Industries, Ltd...........................    1,182,000         57,644
 *South Sea Development Co., Ltd.......................      967,000         44,677
 Starlight International Holdings, Ltd.................      708,000         99,040
 *Stelux Holdings International, Ltd...................    1,862,552         64,539
 Sun Hung Kai & Co., Ltd...............................    1,488,000        253,984
 *Swank International Manufacturing Co., Ltd...........      226,000          3,480
 Tai Cheung Holdings, Ltd..............................    1,377,000        192,624
 Tai Sang Land Development, Ltd........................      640,900        115,151
 *Tak Sing Alliance Holdings, Ltd......................    1,299,335         48,358
 *Tak Wing Investment Holdings, Ltd....................      370,000         46,060
 Tan Chong International Limited.......................    2,943,000        362,587
 Tern Properties Co., Ltd..............................      168,000         32,556
 *Tian An China Investments Co., Ltd...................    2,287,000         85,117
 Tian Teck Land, Ltd...................................      800,000        119,097
 *Top Form International, Ltd..........................      494,000          9,637
 *Tung Fong Hung Holdings, Ltd.........................      694,200         26,282
 Tungtex (Holdings) Co., Ltd...........................      558,000         68,747
 *Tysan Holdings, Ltd..................................      614,000         26,792
 *UDL Holdings, Ltd....................................       75,200          2,606
 *USI Holdings, Ltd....................................      671,999        108,665
 *Wah Nam Group, Ltd...................................      630,000          2,587
 *Winfoong International, Ltd..........................    1,525,000         68,500
 Wing Fai International, Ltd...........................      342,000         10,841
 Wing On Co. International, Ltd........................      588,000        237,705
 Wing Shan International, Ltd..........................    1,130,000         79,761
 Winsor Industrial Corp., Ltd..........................      394,500         75,943
 *Winsor Properties Holdings, Ltd......................      110,000         31,057
 *Wo Kee Hong (Holdings), Ltd..........................    2,722,400         66,383
 *Wong's Kong King International (Holdings), Ltd.......      874,000         45,988
 World Houseware (Holdings), Ltd.......................      618,266         21,423
 *Yaohan International Holdings, Ltd...................    1,660,000              0
 *Yau Lee Holdings, Ltd................................    2,631,000         38,830
 *Yoshiya International Corp., Ltd.....................      720,000         39,733
 Yugang International, Ltd.............................    1,258,000         45,205
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,253,750)...................................                  19,201,799
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      230,000          1,771
 *China Online (Bermuda), Ltd. Warrants 06/06/03.......    1,528,000              0
 *Grande Holdings, Ltd. Warrants 10/15/00..............       89,600          6,324
 *Hinet Holdings, Ltd. Warrants 02/03/03...............      161,780          4,422
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      120,800              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      675,000          1,213
                                                            SHARES           VALUE+
                                                            ------           ------
 *Mui Hong Kong, Ltd. Rights 06/09/00..................    1,025,000   $      1,315
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      129,933          3,669
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      18,714
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dolars
   (Cost $7,879).......................................                       7,876
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $32,261,629)...................................                  19,228,389
                                                                       ------------
ITALY -- (3.8%)
COMMON STOCKS -- (3.8%)
 *Ansaldo Trasporti SpA................................      497,000        479,817
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      172,500        457,534
 *Bastogi SpA..........................................      450,000         94,317
 *Brioschi Finanziaria SpA, Milano.....................      100,000         29,306
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........    1,680,000      2,274,734
 *CMI SpA..............................................       22,000         32,645
 Caltagirone SpA.......................................    1,145,000      3,833,374
 Cartiere Burgo SpA....................................       12,000        113,292
 Cementeria di Augusta SpA.............................      142,500        223,342
 Cia Assicuratrice Unipol SpA..........................      331,598      1,223,949
 Credito Valtellinese Scarl, Sondri....................        4,000         30,493
 *Dalmine SpA..........................................      770,000        191,379
 Danieli & C.Officine Meccaniche SpA...................       24,000        117,743
 *FONSPA (Credito Fondiaro e Industriale Istituto per i
   Finanziamenti a Medio e Lungo Termine SpA)..........      527,000        366,556
 Fabbrica Italiana Magneti Marelli SpA.................      190,000        965,612
 *Finarte Casa d'Aste SpA (Milano).....................      135,000        774,984
 *Finarte Partecipazioni Pro Arte SpA..................      277,050        512,589
 *Fincasa 44 SpA.......................................      175,000         58,102
 Gabetti Holding SpA...................................      175,000        306,739
 *Giovanni Crespi SpA..................................       40,000         48,225
 *Grassetto SpA........................................      110,000              0
 *Immsi SpA............................................       22,000         30,808
 Impregilo SpA.........................................      655,000        371,151
 Ipi SpA...............................................      223,750        792,674
 Italmobiliare SpA, Milano.............................       15,030        326,866
 Linificio and Canapificio Nazionale SpA...............       46,250         53,616
 Maffei SpA............................................       90,500        104,073
 Marangoni SpA, Rovereto...............................       68,000        201,172
 *Montefibre SpA, Milano...............................      262,464        150,914
 *Necchi SpA...........................................       62,500         18,664
 *Premafin Finanziaria SpA.............................    1,092,000        541,807
 *Premaimm SpA.........................................      523,000        136,779
 *Ratti SpA............................................       20,000         31,903
 SAES Getters SpA......................................        9,000        143,896
 SAIAG SpA (Industrie Articoli Gomma)..................       10,000         47,483
 SISA (Societa Imballaggi Speciali Asti SpA)...........      175,000        107,115
 SMI STA Metallurgica Italiana SpA.....................      490,000        301,740
 *SNIA SpA.............................................       70,000         66,541
 *SNIA SpA Em 00.......................................      156,750        139,846

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......      640,000   $    499,165
 Sirti SpA.............................................       22,000         40,194
 Vianini Industria SpA.................................      315,000        464,490
 Vianini Lavori SpA....................................      448,250      1,114,098
 Zucchi (Vincenzo) SpA.................................       74,000        363,727
                                                                       ------------
TOTAL -- ITALY
  (Cost $11,853,499)...................................                  18,183,454
                                                                       ------------
SINGAPORE -- (3.6%)
COMMON STOCKS -- (3.6%)
 *Alliance Technology & Development, Ltd...............        3,000            398
 Apollo Enterprises, Ltd...............................      240,000         92,088
 *Bonvests Holdings, Ltd...............................      614,000        203,708
 *CK Tang, Ltd.........................................      306,000         52,968
 Carnaudmetalbox Asia, Ltd.............................      163,000        192,803
 Chevalier Singapore Holdings, Ltd.....................      200,000         32,312
 Cosco Investment, Ltd.................................    1,115,000        109,369
 First Capital Corp., Ltd..............................      745,000        580,312
 Focal Finance, Ltd....................................      101,000        110,142
 *General Magnetics, Ltd...............................      187,000         30,751
 Haw Par Brothers International, Ltd...................      411,000        474,289
 Hind Hotels International, Ltd........................      147,000        211,197
 Hong Kok Corp., Ltd...................................      366,000        203,789
 Hotel Grand Central, Ltd..............................      327,700         95,486
 Hotel Plaza, Ltd......................................      892,000        221,312
 Hotel Properties, Ltd.................................    1,075,000        986,227
 Hour Glass, Ltd.......................................      210,000         43,621
 Hwa Hong Corp., Ltd...................................    1,608,000        352,566
 Hwa Tat Lee, Ltd......................................      330,000         54,266
 *IPC Corp., Ltd.......................................    3,248,000        459,149
 Intraco, Ltd..........................................      215,000        155,067
 Isetan (Singapore), Ltd...............................       76,000         85,949
 *Jack Chia-MPH, Ltd...................................      332,000        125,473
 Jurong Engineering, Ltd...............................       91,000         99,762
 Keppel Land, Ltd......................................      671,000        619,461
 Keppel Marine Industries, Ltd.........................      409,000        320,947
 Keppel Tatlee Finance, Ltd............................      160,000         96,935
 *LC Development, Ltd..................................    1,544,363        196,039
 Lee Kim Tah Holdings, Ltd.............................      360,000         41,544
 Liang Court Holdings, Ltd.............................    1,236,600        299,675
 *Lim Kah Ngam, Ltd....................................      386,000         55,680
 *Low Keng Huat Singapore, Ltd.........................      232,000         45,513
 Metro Holdings, Ltd...................................    1,374,000        261,621
 *Neptune Orient Lines, Ltd............................    1,830,000      1,383,228
 Orchard Parade Holdings, Ltd..........................      768,625        263,878
 *Osprey Maritime, Ltd.................................      886,000        207,043
 Pacific Carriers, Ltd.................................      669,000        308,807
 Prima, Ltd............................................       83,000        183,900
 Republic Hotels and Resorts, Ltd......................      552,000        245,246
 SNP Corp., Ltd........................................       72,500         46,015
 *SPP, Ltd.............................................       55,000          5,712
 *Scotts Holdings, Ltd.................................      531,000        119,490
 Sembcorp Industries, Ltd..............................      157,729        145,614
 Singapore Land, Ltd...................................      245,000        391,577
 Singapura Building Society, Ltd.......................       84,000         48,952
 *Singatronics, Ltd....................................      433,000         91,191
 Ssangyong Cement (Singapore), Ltd.....................        9,000          7,530
 Straits Trading Co., Ltd..............................      701,000        618,843
 Times Publishing, Ltd.................................      271,000        681,753
 *Tuan Sing Holdings, Ltd..............................    2,931,000        363,601
                                                            SHARES           VALUE+
                                                            ------           ------
 United Engineers, Ltd.................................      404,000   $    396,280
 United Industrial Corp., Ltd..........................    3,541,000      1,450,627
 United Overseas Land, Ltd.............................    1,535,000      1,018,539
 *Van der Horst, Ltd...................................      232,000         59,569
 Vickers Ballas Holdings, Ltd..........................      543,000        297,642
 WBL Corp., Ltd........................................      445,500        606,640
 Wing Tai Holdings, Ltd................................    1,639,000      1,068,633
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $23,314,252)...................................                  16,920,729
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible
   (Cost $103,604).....................................      174,000        148,587
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Singapore Dollars
   (Cost $57,508)......................................                      57,186
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $23,475,364)...................................                  17,126,502
                                                                       ------------
AUSTRALIA -- (3.5%)
COMMON STOCKS -- (3.5%)
 A.P. Eagers, Ltd......................................       22,213         54,491
 *Adelaide Brighton, Ltd...............................      584,871        130,130
 *Aerodata Holdings, Ltd...............................       52,987          4,837
 Amalgamated Holdings, Ltd.............................      131,518        215,338
 *An Feng Kingstream Steel, Ltd........................      642,125        109,899
 *Anzoil NL............................................       38,461          1,119
 Ashton Mining, Ltd....................................      510,666        238,893
 Asia Pacific Specialty Chemicals, Ltd.................       94,300         29,051
 Atkins Carlyle, Ltd...................................       50,280         87,775
 *AuIron Energy, Ltd...................................      276,693         67,877
 *Aurora Gold, Ltd.....................................      230,029         21,653
 Ausdrill, Ltd.........................................      143,070         22,854
 Australian Hospital Care, Ltd.........................      237,300         69,043
 Australian Oil & Gas Corp., Ltd.......................       74,040         51,532
 *Australian Resources, Ltd............................      352,493         46,252
 *Avatar Industries, Ltd...............................      253,698         18,815
 *Beach Petroleum NL...................................    1,236,681         23,282
 Boag (J.) & Son, Ltd..................................       61,100         56,817
 Brickworks, Ltd.......................................       13,935        333,894
 Bridgestone Australia, Ltd............................       26,822         26,013
 Bristile, Ltd.........................................       82,699         51,897
 Caltex Australia, Ltd.................................      386,100        528,645
 *Cambridge Gulf Exploration NL........................       93,366          4,101
 Capral Aluminium, Ltd.................................      435,676        554,270
 *Centaur Mining & Exploration, Ltd....................      620,579         51,336
 Centennial Coal, Ltd..................................       63,686         18,166
 Central Equity, Ltd...................................      155,382        162,220
 Centro Properties, Ltd................................      191,208        298,889
 *Cinema Plus, Ltd.....................................       79,300          4,976
 *Climax Mining, Ltd...................................      139,697          5,977
 Clough, Ltd...........................................       37,266         11,268
 Coates Hire, Ltd......................................       90,300         78,304
 Consolidated Paper Industries, Ltd....................       59,571         57,095
 *Consolidated Rutile, Ltd.............................      437,974        202,389
 *Coplex Resources NL..................................      351,512         18,048
 Coventry Group, Ltd...................................       66,628        146,342
 Crane (G.E) Holdings, Ltd.............................       61,945        272,113
 Crevet, Ltd...........................................       46,997         18,500
 *Croesus Mining NL....................................      154,735         22,069
 *Cudgen RZ, Ltd.......................................       47,724         17,697

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Cumnock Coal, Ltd....................................       40,710   $      7,316
 Delta Gold NL.........................................       49,598         40,463
 *Denehurst, Ltd.......................................       78,163          3,255
 *Devex, Ltd...........................................      141,218         32,226
 Devine, Ltd...........................................       81,701          9,555
 *Dominion Mining, Ltd.................................      116,119         29,479
 *Durban Roodepoort Deep, Ltd..........................       21,760         21,104
 Email, Ltd............................................      418,227        672,843
 *Emporer Mines, Ltd...................................      135,024         29,272
 *Energy Equity Corp., Ltd.............................      393,461         32,548
 Energy Resources of Australia, Ltd. Series A..........      200,366        205,755
 Evans Deakin Industries, Ltd..........................      108,203        100,619
 Finemore Holdings, Ltd................................       48,477         35,400
 Forest Place Group, Ltd...............................       74,518         23,382
 Forrester Parker Group, Ltd...........................      169,862         93,029
 GUD Holdings, Ltd.....................................       96,340         91,236
 Gazal Corp., Ltd......................................       89,069         88,924
 *General Gold Resources NL............................      169,056          3,858
 George Weston Foods, Ltd..............................      114,706        392,636
 *Gold Mines of Australia, Ltd.........................       79,868          7,063
 Goldfields, Ltd.......................................      482,474        294,517
 Gowing Bros., Ltd.....................................       71,998         80,095
 Grand Hotel Group.....................................       70,000         48,720
 Green's Foods, Ltd....................................      101,626         27,829
 HIH Insurance, Ltd....................................      508,522        342,330
 Hamilton Island, Ltd..................................       21,866         30,188
 Hancock and Gore, Ltd.................................       61,509         47,723
 Haoma Mining NL.......................................      193,606         14,359
 Harris Scarfe Holdings, Ltd...........................       57,341         40,564
 *Healthscope, Ltd.....................................      127,219         21,773
 Henry Walker Group, Ltd...............................      125,880         93,358
 Homestake Mining Co...................................       68,662        450,471
 Hudson Timber & Hardware, Ltd.........................       74,375         31,823
 Iama, Ltd.............................................      174,262        114,328
 *Intag International, Ltd.............................       93,568          1,601
 Ipoh, Ltd.............................................      208,463        212,880
 Ipswich and West Moreton Building Society, Ltd........       34,551         39,028
 Jones (David), Ltd....................................      592,200        388,525
 Jupiters, Ltd.........................................      596,821        953,356
 *Kidston Gold Mines, Ltd..............................      198,750         29,480
 *Lachlan Resources NL.................................      217,903          5,408
 *MRI Holdings, Ltd....................................       87,075         19,870
 *MacMahon Holdings, Ltd...............................      305,720         18,313
 Magellan Petroleum Australia, Ltd.....................       29,537         27,804
 Maxi-Cube, Ltd........................................      137,613         12,954
 McPherson's, Ltd......................................       32,730         19,793
 *Mineral Deposits, Ltd................................       40,472          2,771
 Mirvac, Ltd...........................................      202,307        407,763
 *New Hampton Goldfields NL............................      145,700         17,040
 *Newcrest Mining, Ltd.................................      225,000        459,535
 Normandy Mt. Leyshon, Ltd.............................      123,978        123,068
 *Novus Petroleum, Ltd.................................      184,239        158,607
 *Orbital Engine Corp., Ltd............................      165,000        124,254
 PMP Communications, Ltd...............................      724,135        739,478
 Pacific Hydro, Ltd....................................      171,610        143,917
 *Payce Consolidated, Ltd..............................       74,466         28,039
 *Peptide Technology, Ltd..............................      153,432         22,758
 *Perilya Mines NL.....................................      167,228         21,943
 Permanent Trustee Co., Ltd............................       18,736         83,373
 *Petroz NL............................................      296,524         44,829
                                                            SHARES           VALUE+
                                                            ------           ------
 *Petsec Energy, Ltd...................................      153,726   $      7,981
 Pirelli Cables Australia, Ltd.........................      168,560         70,680
 *Portman Mining, Ltd..................................      272,770        107,374
 Prime Television, Ltd.................................      153,061        174,641
 Publishing and Broadcasting, Ltd......................       59,455        437,553
 QCT Resources, Ltd....................................    1,031,062        394,105
 Queensland Cotton Holdings, Ltd.......................       29,599         70,077
 *Reinsurance Australia Corp., Ltd.....................      287,432         13,938
 *Resolute, Ltd........................................      445,413         34,050
 Ridley Corp., Ltd.....................................      338,260        108,067
 Schaffer Corp., Ltd...................................       15,517         30,098
 Scott Corp., Ltd......................................       42,741         30,479
 Sea World Property Trust..............................       61,000         18,444
 Southern Cross Broadcasting (Australia), Ltd..........       49,072        226,763
 Spicers Paper, Ltd....................................      245,591        260,602
 *St. Barbara Mines, Ltd...............................      329,338         19,728
 *Star Mining Corp. NL.................................      302,691          1,209
 Tassal, Ltd...........................................       44,211         26,736
 *Thakral Holdings Group...............................       33,659         10,753
 Thakral Holdings Group................................      899,495        333,553
 Ticor, Ltd............................................      482,210        316,364
 *Titan Resources NL...................................      125,121          7,495
 Tourism Assets Holdings, Ltd..........................      381,768        124,144
 Union Gold Mining Co. NL..............................      118,986         51,590
 Village Roadshow, Ltd.................................      355,686        462,652
 Visions Systems, Ltd..................................       19,244        112,531
 Wattyl, Ltd...........................................       85,030        160,081
 Western Metals, Ltd...................................      491,208         64,453
 Westralian Sands, Ltd.................................      389,396        875,045
 White (Joe) Maltings, Ltd.............................       19,561         33,032
 Wide Bay Capricorn Building Society, Ltd..............       29,461         53,784
 Yates (Arthur) and Co. Property, Ltd..................      360,344        127,456
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $26,261,759)...................................                  16,563,753
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $34,337)......................................       18,246         18,789
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $17,568)......................................                      17,491
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        4,174          1,119
 *Gympie Gold, Ltd. Options 06/30/01...................       28,244            927
 *Harris Scarfe Holdings, Ltd. Rights 06/19/00.........        7,168              0
 *Hudson Investment Group, Ltd. Rights 06/23/00........       18,593              0
 *New Hampton Goldfields NL Options 04/30/01...........       72,850          1,704
 *Ridley Corp., Ltd. Options 04/30/02..................       33,756          2,311
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $2,259)........................................                       6,061
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $26,315,923)...................................                  16,606,094
                                                                       ------------
SPAIN -- (2.9%)
COMMON STOCKS -- (2.9%)
 Acerias y Forjas De Azcoitia SA.......................       15,539        118,170

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       43,440   $    120,456
 Banco de Valencia SA..................................        3,700         30,231
 *Banco de Valencia SA Issue 2000......................          370          2,997
 Banco Guipuzcoano SA..................................       84,686      1,198,490
 Banco Pastor SA, La Coruna............................       21,384        866,244
 Banco Zaragozano SA...................................      155,400      2,131,511
 Bodegas y Bebedas SA..................................       23,836        247,582
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        5,750        109,318
 Cristaleria Espanola SA, Madrid.......................       60,044      1,873,800
 Elecnor SA............................................        5,770        224,747
 Empresa Nacional de Celulosa SA.......................       54,900      1,008,105
 Energia e Industrias Aragonesas SA....................       61,200        298,542
 *Ercros SA............................................      102,700         55,242
 *Espanola del Zinc SA.................................        4,200         18,346
 *Europistas Concesionaria Espanola SA.................      158,900        891,554
 *Europistas Concesionaria Espanola SA Em 99...........       73,338        409,444
 *Filo SA..............................................      135,044        185,355
 *Global Steel Wire SA.................................       25,480         38,754
 *Grupo Fosforera SA...................................       12,060              0
 Inbesos SA............................................       16,000         48,225
 *Inmobiliaria Urbis SA................................      288,600      1,265,977
 *LSB (La Seda de Barcelona SA) Series B...............       38,400        113,959
 Nicolas Correa SA.....................................        8,000         27,970
 *Nueva Montana Quijano SA Series B....................      122,740         53,500
 Papelera de Navarra SA................................        7,851        109,944
 Pescanova SA..........................................       31,125        348,694
 *Prima Inmobiliaria SA................................       23,100        191,736
 Reno de Medici SpA....................................      303,261        601,865
 *Tableros de Fibras SA Series B.......................       22,732        212,925
 Tavex Algodonera SA...................................       53,400        123,808
 Unipapel SA...........................................       34,058        344,282
 Uralita SA............................................       88,000        608,005
                                                                       ------------
TOTAL -- SPAIN
  (Cost $11,615,340)...................................                  13,879,778
                                                                       ------------
NETHERLANDS -- (2.8%)
COMMON STOCKS -- (2.8%)
 ACF Holding NV........................................       53,200        737,601
 Begemann Groep NV.....................................       46,384        344,133
 *Begemann Groep NV Series B...........................       44,600         95,133
 Econosto NV...........................................       23,124        160,839
 Gamma Holding NV......................................       58,811      2,268,926
 Gemeenschappeljk Bezit Crown van Gelder NV............       40,320        512,282
 Geveke NV.............................................        1,066         44,768
 Hollandsche Beton Groep NV............................       34,908        454,852
 Kas-Associatie NV.....................................       88,508      1,136,844
 Koninklijke Bam Groep NV..............................       18,217        908,924
 Koninklijke Ten Cate NV...............................       41,241      1,327,197
 Koninklijke Ubbink NV.................................          900         30,048
 MacIntosh NV..........................................       66,191      1,780,198
 Nagron Nationaal Grondbezit NV........................        2,218         46,488
 Nedlloyd Groep NV, Rotterdam..........................       35,875        815,129
 Polynorm NV...........................................       13,226        772,747
 Roto Smeets de Boer NV................................       20,904        571,900
 Stork NV..............................................       27,615        363,665
 *Textielgroep Twenthe NV..............................        1,200         83,244
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tulip Computers NV...................................       38,643   $     74,901
 Van Dorp Groep NV.....................................       11,632        138,620
 Vredestein NV.........................................       64,470        597,897
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $15,875,766)...................................                  13,266,336
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Koninklijke Bam Groep NV Rights 06/13/00.............       18,217              0
 *Nagron Nationaal Grondbezit NV Rights 06/07/00.......        2,218              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $15,875,766)...................................                  13,266,336
                                                                       ------------
SWEDEN -- (2.7%)
COMMON STOCKS -- (2.6%)
 Alma Industri & Handel AB Series B....................        8,000        150,892
 Anders Dioes AB.......................................       20,200        116,542
 Angpannefoereningen AB Series B.......................        7,650        128,164
 *Avesta Sheffield AB..................................      214,800        784,076
 B & N Bylock & Nordsjoefrakt AB Series B..............       99,200        121,069
 *Beiger Electronics...................................        8,000              0
 Beijer AB Series B....................................        8,000        122,045
 Berg (C.F.) & Co. AB Series B.........................       19,200         32,167
 Bong Ljungdahl AB.....................................       15,200        225,983
 Boras Waefveri AB Series B............................       15,900         88,205
 Capona AB.............................................       74,742        364,876
 *Castellum AB.........................................       59,700        556,393
 Catena AB Series A....................................        3,300         25,630
 *Cloetta AB Series B..................................        6,300         79,684
 *Concordia Maritime AB Series B.......................      136,100        241,605
 *Diligentia AB........................................      108,370      1,082,131
 *Elekta AB............................................       11,200         24,853
 Esselte AB Series A...................................       15,700         95,806
 Esselte AB Series B...................................       12,400         74,980
 *Fagerlid Industrier AB...............................       51,750         93,589
 Fastighets AB Tornet..................................       35,250        469,320
 *Fastighits AB Celtica................................       11,000         62,243
 *Firefly AB...........................................        5,800          3,218
 Geveko AB Series B....................................       19,900        355,473
 Gorthon Lines AB Series B.............................       69,300        123,022
 Gunnebo AB............................................       12,100        139,620
 *Intelligent Microsystems Data AB.....................       15,000         57,417
 Jacobson and Widmark AB...............................       31,000        378,340
 *Kjessler & Mannerstrale AB New Shares................       20,200         51,548
 *Klippans Finpappersbruk AB...........................       30,800         59,460
 Ljungberg Gruppen AB Series B.........................        2,100         28,658
 *Matteus AB...........................................       64,080        227,510
 *Meda AB Series A.....................................       12,700         95,817
 Munksjo AB............................................       30,700        207,777
 NH Nordiska Holding AB................................       86,500        273,520
 Naerkes Elektriska AB Series B........................       26,100        217,185
 Norrporten Fastighets AB..............................        8,000         93,198
 PEAB AB Series B......................................       70,900        176,993
 Pandox Hotelfastigheter AB............................       11,100         97,292
 *Perbio Science AB....................................        3,800         29,302

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Perstorp AB Series B..................................       53,300   $    650,501
 Platzer Bygg AB Series B..............................      236,100        214,802
 Rottneros Bruk AB.....................................    1,191,000      1,215,704
 Salus Ansvar AB Series B..............................       11,800         21,078
 Scandiaconsult AB.....................................      126,800        478,329
 Scribona AB Series A..................................       15,700         40,064
 Scribona AB Series B..................................       12,400         33,707
 Spendrups Bryggeri AB Series B........................       47,200        183,814
 *Stena Line AB Series B...............................      303,500        208,775
 Sweco AB Series B.....................................       47,050        313,213
 Wallenstam Byggnads AB Series B.......................       79,600        362,097
 Westergyllen AB Series B..............................        6,800        110,906
 Wihlborgs Fastigheter AB Series B.....................      560,350        708,749
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,817,360)...................................                  12,097,342
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
 Wihlborgs Fastigheter AB 5.83%, Notes 12/02/02
   (Cost $452,917).....................................           57        597,488
                                                                       ------------
                                                              SHARES
                                                          ----------

INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $27,438)......................................                      27,761
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Castellum AB Rights 07/05/00
   (Cost $0)...........................................       59,700         15,140
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $13,297,715)...................................                  12,737,731
                                                                       ------------
DENMARK -- (2.0%)
COMMON STOCKS -- (2.0%)
 Aalborg Portland Holding A.S. Series A................       22,780        619,690
 Aalborg Portland Holding A.S. Series B................        5,950        162,598
 Aarhus Oliefabrik A.S. Aeries A.......................        6,770        138,755
 *Albani Bryggerierne Series B.........................        1,140         52,394
 Alm Brand A.S. Series B...............................       28,044        386,669
 Amagerbanken A.S......................................        3,842        161,755
 Ambu International A.S. Series B......................          608         41,538
 Amtssparekassen Fyn A.S...............................        4,181        159,439
 Andersen & Martini Series B...........................          500         16,148
 Bording (F.E.) A.S. Series B..........................          475         29,501
 Brodrene Hartmann A.S. Series B.......................        6,560        116,524
 Chemitalic A.S........................................        2,230         15,235
 Codan A.S.............................................       10,575        689,630
 Cubic Modulsystem A.S. Series B.......................          400         20,868
 DFDS A.S., Copenhagen.................................        6,880        205,105
 Dalhoff, Larsen & Hornemann A.S. Series B.............        1,813         54,049
 *Dampskibsselsk et Torm A.S...........................        3,657        199,873
 Dampskibsselskabet Norden A.S.........................          937         95,440
 *Dansk Data Elektronik A.S............................        1,190         69,474
 Denka Holding A.S.....................................          400         48,196
 Djursland Bank........................................          473         28,319
 *East Asiatic Co., Ltd................................       46,252        631,975
                                                              SHARES         VALUE+
                                                          ----------   ------------

 Egnsbank Fyn Aktieselskab.............................          300   $     38,196
 Egnsbank Han Herred...................................        2,545         61,645
 Egnsbank Nord A.S.....................................          708         54,526
 Ejendamsselskabet Norden A.S..........................        5,934        196,805
 Foras Holding A.S. Series A...........................       19,779        114,244
 Forstaedernes Bank....................................        4,715         79,066
 Fredgaard Radio A.S...................................        2,177        114,928
 Haandvaerkerbanken I Naestved.........................          622         38,631
 *Harboes Bryggeri A.S.................................          460         30,855
 Hedegaard (Peder P.) A.S..............................        1,406         48,028
 Henriksen Og Henriksen Holding A.S. Series B..........          500         40,681
 Hoejgaard Holding A.S. Series A.......................       10,380        197,272
 Hoejgaard Holding A.S. Series B.......................        7,075        133,582
 Hoffman & Sonner A.S. Series B........................        1,261         36,809
 *Junckers (F.) Industrier A.S.........................        3,475         46,187
 Kompan A.S............................................          310         24,452
 Korn-Og Foderstof Kompagnet A.S.......................       26,230        537,599
 Lan & Spar Bank A.S...................................        5,706        143,881
 Lauritzen (J.) Holding Series B.......................        5,218        400,425
 Lokalbanken I Nordsjaelland A.S.......................          690         47,997
 *Midtbank A.S.........................................        5,700        174,883
 Migatronic Series B...................................        1,294         21,378
 Moens Bank A.S........................................          424         15,800
 Morso Bank............................................          240         16,396
 *NTR Holdings A.S.....................................        1,650         28,284
 Naestved Diskontobanken...............................          651         52,562
 Nordvestbank..........................................        1,060         87,560
 Norresundby Bank......................................          439         46,896
 Obtec A.S.............................................          510         24,707
 Ove Arkil Series B....................................          680         43,500
 Per Aarsleff A.S. Series B............................        1,050         43,041
 *Rederiet Knud I. Larsen A.S..........................        3,619            225
 Ringkjoebing Bank.....................................          688         48,712
 Ringkjoebing Landbobank...............................          513        112,789
 Salling Bank..........................................          500         17,390
 Sanistal A.S. Series B................................          920         27,541
 *Scanbox Danmark A.S. Series B........................        3,400         27,317
 Skaelskor Bank........................................          540         26,831
 Skjern Bank A.S.......................................          306         18,435
 Spaencom A.S..........................................          300         13,788
 Spar Nord Holding.....................................       11,919        473,769
 Sparbank Vest A.S.....................................        2,374        134,174
 Sparekassen Faaborg A.S...............................        1,634        129,900
 Sydbank A.S...........................................       15,770        521,063
 *Thrigetitan A.S. Series A............................          100          3,043
 *Topdanmark A.S.......................................       24,600        427,799
 Torsana A.S. Series B.................................          200         10,683
 Totalbanken A.S.......................................          600         27,949
 VT Holdings Shares A..................................          420         20,868
 VT Holdings Shares B..................................        3,780        180,771
 Vestfyns Bank.........................................          500         18,943
 Vestjysk Bank.........................................        1,576         70,475
 Wessel & Vett Magasin du Nord A.S. Series C...........        6,498        423,756
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,088,367)...................................                   9,620,212
                                                                       ------------

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                              SHARES         VALUE+
                                                          ----------   ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $19,728)......................................                $     20,048
                                                                       ------------
TOTAL -- DENMARK
  (Cost $13,108,095)...................................                   9,640,260
                                                                       ------------
FINLAND -- (2.0%)
COMMON STOCKS -- (2.0%)
 Amer-Yhtymae Oyj Series A.............................       80,600      2,160,237
 Bank of Aland, Ltd....................................        5,700         84,579
 *Benefon Oy...........................................       19,000        204,223
 Efore Oy..............................................        4,700         32,734
 Finnair Oyj...........................................      153,300        568,683
 Finvest Oyj...........................................      120,395        209,911
 HK Ruokatalo Oy Series A..............................       16,100         34,342
 Honkarakenne Oy Series B..............................       15,900         89,949
 Ilkka-Yhtyma Oyj......................................        2,400         39,173
 Interavanti Oy........................................       45,000         55,505
 Julius Tallberg-Kiinteistoet Oy, Helsinki Series B....       11,601         48,415
 Kemira Oyj............................................      123,100        650,731
 Kesko Oyj.............................................       55,800        554,233
 Kone Corp.............................................       27,000      1,627,842
 Laennen Tehtaat Oy....................................       12,500        133,314
 Lemminkainen Oy.......................................       23,600        251,697
 Leo Longlife Oy.......................................        7,800         60,040
 Metsaemarkka Oyj Series B.............................        1,300          7,065
 Okobank Class A.......................................       61,140        606,705
 Olvi Oyj Series A.....................................        7,500        132,155
 Oy Ford AB............................................           20          1,576
 Partek Oyj............................................       88,300      1,040,818
 *Polar Real Estate Corp. Series K.....................      302,400         78,525
 Raute Oy Series A.....................................       11,200         78,681
 Santasalo-Jot Oy......................................       17,300         56,315
 *Silja Oy AB Series A.................................       82,700        127,316
 Tamfelt Oyj...........................................          700         14,185
 Tamro Oyj.............................................       33,400         85,492
 Tulikivi Oy...........................................        5,900         85,358
 Turkistuottajat Oy....................................          500          3,408
 Yit-Yhtymae Oyj.......................................       53,100        551,545
                                                                       ------------
TOTAL -- FINLAND
  (Cost $9,942,355)....................................                   9,674,752
                                                                       ------------
NORWAY -- (2.0%)
COMMON STOCKS -- (2.0%)
 *Askia Invest ASA.....................................       93,000         27,033
 *Awilco ASA Series A..................................       45,200         75,654
 Bonheur ASA...........................................        9,555        213,238
 *Braathens S.A.F.E. ASA...............................       86,300        269,633
 *Broevig Offshore ASA.................................       10,553         58,878
 *C. Tybring-Gjedde ASA................................       38,000         69,964
 *Choice Hotel Scandinavia ASA.........................       13,000         37,426
 *Dyno Industrier ASA..................................       68,522      1,445,096
 Elkem ASA.............................................      132,052      2,195,513
 Farstad Shipping ASA..................................       38,000        134,839
 *Fesil ASA............................................       19,257         92,398
 Ganger Rolf ASA.......................................        6,550        144,714
 *Gresvig ASA..........................................       13,300         87,561
 Hafslund ASA..........................................       45,500        208,161
 Hydralift AS..........................................       15,000         62,766
 *Kenor ASA............................................       24,000         11,167
 Kverneland ASA........................................       21,732        332,219
                                                              SHARES         VALUE+
                                                          ----------   ------------
 *Leif Hoegh & Co. ASA.................................       80,400   $    753,599
 Moelven Industrier ASA................................      179,016        141,826
 *Nera ASA.............................................      198,011        784,373
 *Nomadic Shipping ASA.................................       33,021          9,027
 Nordlandsbanken ASA...................................       16,808        384,481
 *Ocean Rig ASA........................................       10,170         47,662
 Odfjell ASA Series A..................................       52,474        649,938
 *Raufoss Ammunisjonfabrikker ASA......................        3,100         16,258
 Sagatex AS............................................       18,200         75,141
 Sas Norge ASA Series B................................       19,700        153,875
 Scana Industrier ASA..................................        6,700          9,570
 *Sensonor ASA.........................................       65,865         58,796
 Smedvig ASA Series A..................................       30,600        519,003
 Ugland Nordic Shipping ASA............................        4,900         40,461
 Veidekke ASA..........................................        7,000         49,209
 Wilhelmsen (Wilhelm), Ltd. ASA........................        3,850         75,180
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,113,132)...................................                   9,234,659
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $67,427)......................................                      67,506
                                                                       ------------
TOTAL -- NORWAY
  (Cost $11,180,559)...................................                   9,302,165
                                                                       ------------
BELGIUM -- (1.5%)
COMMON STOCKS -- (1.5%)
 Banque Belgo-Zairoise Belgolaise SA...................           83         14,779
 Belge des Betons......................................          626        261,249
 CFE (Compagnie Francois d'Entreprises)................        2,996        533,472
 CMB (Cie Martime Belge)...............................       28,600      1,550,312
 Cofinimmo SA..........................................        6,105        532,209
 Engrais Rosier SA.....................................          200         15,766
 Floridienne NV........................................        1,900        140,965
 Glaverbel SA..........................................       14,812      1,069,401
 Ibel (Nouvelle).......................................        6,969        426,563
 Immobel (Cie Immobiliere de Belgique SA)..............       17,260        705,907
 Ipso-Ilg SA...........................................        3,600        106,837
 La Promotion Internationale Prominter.................          312         22,135
 *Papeteries de Catala SA..............................          450         58,426
 Plantations Nord-Sumatra SA...........................          421         49,039
 Quick Restaurants SA..................................       10,952        360,164
 *Recticel SA..........................................       58,686        523,030
 *SA Holding Franki NV en Liquidation..................        1,800            414
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................          275         21,117
 Sapec SA..............................................        6,401        230,329
 *Spector Photo Group SA...............................       11,701        370,146
 *Ter Beke NV..........................................        1,600         80,869
 Uco Textiles NV.......................................        2,200        205,049
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $8,827,230)....................................                   7,278,178
                                                                       ------------
NEW ZEALAND -- (1.4%)
COMMON STOCKS -- (1.4%)
 *AFFCO Holdings, Ltd..................................      732,400        127,102
 CDL Hotels NZ, Ltd....................................      723,600         66,092
 CDL Investments NZ, Ltd...............................      550,195         50,254
 Cavalier Corp., Ltd...................................       53,900         83,693
 Ceramco Corp., Ltd....................................      111,100         87,270

THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

                                                              SHARES         VALUE+
                                                          ----------   ------------
 Colonial Motor Co., Ltd...............................       77,580   $    106,290
 DB Group, Ltd.........................................      361,000        443,487
 *Evergreen Forests, Ltd...............................      470,500         94,544
 Independent Newspapers, Ltd. (Auckland)...............    1,385,541      2,499,413
 *New Zealand Oil & Gas, Ltd...........................      290,746         34,523
 Northland Port Corp. (New Zealand), Ltd...............      111,426         73,786
 *Otter Gold Mines, Ltd................................      185,306         52,469
 PDL Holdings, Ltd.....................................       48,600        102,098
 *Richina Pacific, Ltd.................................      204,626         39,249
 Sanford, Ltd..........................................      214,000        415,360
 South Port New Zealand, Ltd...........................       91,400         37,567
 St. Lukes Group, Ltd..................................      656,264        485,529
 Steel & Tube Holdings, Ltd............................      250,000        150,708
 Tasman Agriculture, Ltd...............................      476,200        184,854
 Taylors Group, Ltd....................................       42,000         20,716
 Tourism Holdings, Ltd.................................      216,321        245,991
 *Trans Tasman Properties, Ltd.........................    1,297,240        106,639
 Tranz Rail Holdings, Ltd..............................      432,300        621,895
 Williams & Kettle, Ltd................................       21,022         19,681
 Wrightson, Ltd........................................      480,700         94,398
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,062,566)....................................                   6,243,608
                                                                       ------------
                                                            Face
                                                           Amount@
                                                          --------
                                                            (000)
BONDS -- (0.0%)
Capital Properties New Zealand, Ltd. Notes
  8.500%, 04/15/05
    (Cost $144,704)....................................          320        132,801
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $6,207,270)....................................                   6,376,409
                                                                       ------------
                                                              SHARES
                                                          ----------
AUSTRIA -- (1.2%)
COMMON STOCKS -- (1.2%)
 *ATB Austria Antriebstechnik AG.......................        4,110         22,870
 Allgemeine Sparkasse Baugesellschaft..................          120          9,459
 *Austria Mikro Systeme International AG...............        7,169        598,370
 BBAG Oesterreichische Brau-Beteiligungs...............       20,150        784,861
 Bau Holding AG........................................       15,853        668,946
 Bohler Uddeholm AG....................................       26,290      1,021,581
 Brau Union Goess-Reinighaus AG........................       23,900        978,582
 Flughafen Wien AG.....................................       37,104      1,237,052
 *Frauenthal Keramik AG................................        1,308         23,048
 *General Partners Inmobilienbesitz AG.................        5,900         20,519
 Linz Textil Holding AG................................          100         26,524
 Rosenbauer International AG...........................        1,462         40,472
 Vogel and Noot Waermetechnik AG.......................        8,125         82,887
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $6,136,469)....................................                   5,515,171
                                                                       ------------
IRELAND -- (0.9%)
COMMON STOCKS -- (0.9%)
 Abbey P.L.C...........................................       82,403        198,694
                                                              SHARES         VALUE+
                                                          ----------   ------------
 *Arcon International Resources P.L.C..................      441,600   $     94,195
 Ardagh P.L.C..........................................       73,853        109,586
 Arnotts P.L.C.........................................       38,564        239,621
 Barlo Group P.L.C.....................................      362,398        268,871
 *Crean (James), Ltd...................................       69,119         17,948
 *Dragon Oil P.L.C.....................................      555,000        122,243
 *Dunloe Ewart P.L.C...................................      559,547        181,624
 Golden Vale P.L.C.....................................      338,225        319,944
 Green Property Co.....................................      236,779      1,213,232
 Greencore Group P.L.C.................................      147,318        396,207
 IFG Group P.L.C.......................................       83,471         92,894
 Irish Continental Group P.L.C.........................       19,681        166,095
 Jurys Hotel Group P.L.C...............................       96,417        576,742
 Oakhill Group P.L.C...................................       69,119         22,436
 Readymix P.L.C........................................       80,250         89,309
 Ryan Hotels P.L.C.....................................      160,078        154,395
 Silvermines Group P.L.C...............................      195,374        195,686
                                                                       ------------
TOTAL -- IRELAND
  (Cost $5,368,013)....................................                   4,459,722
                                                                       ------------
MALAYSIA -- (0.1%)
COMMON STOCKS -- (0.1%)
 *Aokam Perdana Berhad.................................       10,333         15,500
 *MBF Holdings Berhad..................................    1,521,000         82,054
 *Promet Berhad........................................      201,000         15,339
 *Rekapacific Berhad...................................      130,000         15,737
 *Silverstone Berhad...................................       66,920              0
 *Taiping Consolidated Berhad..........................      332,000         18,347
 *Westmont Industries Berhad...........................      361,000         84,550
 *Wing Tiek Holdings Berhad............................       86,000         20,142
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $1,651,208)....................................                     251,669
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $200,891).....................................                     204,131
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.
   (Cost $15,055)......................................        1,626          3,252
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (3.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $17,180,125) to be
   repurchased at $16,927,797.
   (Cost $16,925,000)..................................   $   16,925     16,925,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $607,907,435)++....                $473,734,333
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $607,909,220.
   @  Denominated in local currency

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            SCHEDULES OF INVESTMENTS

                         THE EMERGING MARKETS PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                               VALUE+
                                                                               ------
Investment in The Emerging Markets Series of The DFA
  Investment Trust Company..................................                $336,073,608
                                                                            ------------
    Total Investments (100%) (Cost $306,050,474) ++.........                $336,073,608
                                                                            ============

--------------
++The cost for federal income tax purposes is $306,745,732.

                    THE EMERGING MARKETS SMALL CAP PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                               VALUE+
                                                                               ------
Investment in The Emerging Markets Small Cap Series of The
  DFA Investment Trust Company..............................                 $13,820,155
                                                                             -----------
    Total Investments (100%) (Cost $14,931,361) ++..........                 $13,820,155
                                                                             ===========

--------------
++The cost for federal income tax purposes is $14,931,361.

                    THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES         VALUE+
                                                                ------         ------
Investment in The DFA One-Year Fixed Income Series of The
  DFA Investment Trust Company..............................                $683,596,280
                                                                            ------------
    Total Investments (100%) (Cost $682,252,553) ++.........  68,841,519    $683,596,280
                                                                            ============

--------------
++The cost for federal income tax purposes is $686,990,246.

                 THE DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                SHARES         VALUE+
                                                                ------         ------
Investment in The DFA Two-Year Global Fixed Income Series of
  The DFA Investment Trust Company..........................                $518,479,603
                                                                            ------------
    Total Investments (100%) (Cost 521,348,176) ++..........  52,056,185    $518,479,603
                                                                            ============

--------------
++The cost for federal income tax purposes is $525,701,752.
--------------
+See Note B to Financial Statements.

                See accompanying Notes to Financial Statements.

                     THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (98.2%)
Federal Farm Credit Bank
    5.875%, 07/02/01...................................    $10,000     $  9,862,500
    5.250%, 05/01/02...................................     50,000       48,246,200
Federal Home Loan Bank
    5.125%, 04/17/01...................................     28,000       27,541,668
    5.875%, 08/15/01...................................     13,000       12,803,167
    5.875%, 09/17/01...................................     27,750       27,295,039
    6.000%, 11/15/01...................................     10,000        9,833,620
    7.125%, 11/15/01...................................      9,000        8,988,750
    6.750%, 02/01/02...................................     35,000       34,737,500
    6.750%, 02/15/02...................................     26,000       25,803,206
    6.750%, 05/01/02...................................      6,000        5,947,998
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $213,908,352)..................................                 211,059,648
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.8%)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 10/31/01, valued at $3,846,050) to be
  repurchased at $3,788,626.
  (Cost $3,788,000)....................................      3,788        3,788,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $217,696,352)++....                $214,847,648
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $217,696,352.

                See accompanying Notes to Financial Statements.

                THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (28.1%)
BONDS -- (14.6%)
Amoco Canada Eurobond
    7.250%, 09/17/02...................................        4,800   $  4,756,800
Credit Locale de France Holding SA Eurobond
    7.125%, 02/18/02...................................        4,900      4,851,980
France Telecom SA Eurobond
    6.875%, 10/01/01...................................        9,232      9,142,450
General Electric Capital Corp. Medium Term Notes
    5.510%, 03/01/02...................................        6,700      6,501,010
    0.775%, 08/06/03...................................      700,000      6,493,241
Glaxo K.K. Eurobond
    7.000%, 05/02/02...................................       11,385     11,259,765
KFW International Finance, Inc. Medium Term Notes
    6.250%, 10/15/03...................................        4,600      4,362,466
LB Baden-Wuertemberg Medium Term Notes
    7.875%, 10/15/01...................................       10,000     10,053,500
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................       12,700     12,573,000
                                                                       ------------
TOTAL BONDS
  (Cost $72,027,949)...................................                  69,994,212
                                                                       ------------
COMMERCIAL PAPER -- (8.8%)
BASF Corp. C.P.
    6.550%, 08/02/00...................................        3,000      2,965,693
British Telecommunications, Inc. C.P.
    6.270%, 07/10/00...................................        5,000      4,964,683
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    6.430%, 07/28/00...................................        6,000      5,937,680
Govco, Inc. C.P.
    6.620%, 08/02/00...................................        5,000      4,942,219
    6.580%, 08/11/00...................................        5,000      4,933,832
Sheffield Receivables Corp. C.P.
    6.090%, 06/13/00...................................        5,150      5,138,858
St. Michael Finance, Ltd. C.P.
    6.400%, 06/23/00...................................        2,000      1,992,092
    6.550%, 08/14/00...................................        3,000      2,959,053
Toronto Dominion Holdings, Inc. C.P.
    6.600%, 01/29/01...................................        2,700      2,575,854
Windmill Funding Corp. C.P.
    6.580%, 07/06/00...................................        6,000      5,961,558
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $42,382,378)...................................                  42,371,522
                                                                       ------------
AGENCY OBLIGATIONS -- (4.7%)
Federal Home Loan Bank
    6.750%, 02/15/02...................................       13,000     12,901,603
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Federal National Mortgage Association
    6.625%, 04/15/02...................................       10,000   $  9,900,000
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $22,976,115)...................................                  22,801,603
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $137,386,442)..................................                 135,167,337
                                                                       ------------
JAPAN -- (17.9%)
BONDS -- (17.9%)
Asian Development Bank
    5.000%, 02/05/03...................................    1,600,000     16,602,546
Deutsche Siedlungs Landesrentenbank
    2.600%, 07/10/02...................................      868,000      8,430,499
European Investment Bank
    4.625%, 02/26/03...................................    1,500,000     15,484,088
Export-Import Bank of Japan
    4.625%, 07/23/03...................................        9,850      8,899,238
Kansai International Airport
    1.300%, 07/29/04...................................      913,000      8,593,261
Tokyo Electric Power Co., Inc.
    4.750%, 02/25/03...................................       15,000      6,965,373
Toyota Motor Credit Corp. Medium Term Notes
    1.000%, 12/20/04...................................      516,000      4,782,133
World Bank (International Bank for Reconstruction and
  Development)
    4.750%, 12/20/04...................................    1,520,000     16,571,416
                                                                       ------------
TOTAL -- JAPAN
  (Cost $85,217,350)...................................                  86,328,554
                                                                       ------------
GERMANY -- (9.2%)
BONDS -- (9.2%)
Deutsche Bahn Finance BV
    6.875%, 07/19/02...................................        7,100      3,455,646
German Gov't. Treuhandanstalt
    6.625%, 07/09/03...................................       13,800     13,331,843
Japan Finance Corp. for Small Business
    4.500%, 08/07/02...................................        7,400      3,442,567
Landesbank Rheinland-Pfalz Girozentrale, Mainz
    5.750%, 10/16/03...................................        9,900      9,229,031
Landwirtschaftliche Rentenbank
    5.000%, 07/30/02...................................        9,000      4,218,272
Tokyo Electric Power Co., Inc.
    7.625%, 11/06/02...................................        7,000      3,476,878
Westfalische Hypotheken Bank
    4.750%, 01/17/03...................................        7,600      6,939,014
                                                                       ------------
TOTAL -- GERMANY
  (Cost $49,493,479)...................................                  44,093,251
                                                                       ------------
AUSTRALIA -- (7.5%)
BONDS -- (7.5%)
Airservices Australia
    7.375%, 11/15/01...................................        2,750      1,583,722
Alberta (Province of)
    7.000%, 03/20/02...................................        5,500      3,150,657

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Federal National Mortgage Association
    6.500%, 07/10/02...................................       19,350   $ 10,991,744
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................       11,000      6,419,166
    8.750%, 04/18/02...................................        2,000      1,181,612
    5.500%, 10/01/02...................................       10,000      5,583,560
State Bank of New South Wales
    11.750%, 08/16/01..................................        3,800      2,289,504
    10.750%, 03/12/02..................................        2,000      1,214,883
    9.250%, 02/18/03...................................        3,800      2,290,393
State Bank of South Australia
    11.000%, 04/10/02..................................        2,000      1,220,554
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $41,869,833)...................................                  35,925,795
                                                                       ------------
NETHERLANDS -- (7.1%)
BONDS -- (7.1%)
Bank Nederlandse Gemeenten BNG, Den Haag
    7.000%, 03/10/03...................................       31,000     13,560,482
Nederlandse Waterschapsbank NV NWB
    5.125%, 12/30/02...................................       22,700      9,493,487
Netherlands (Government of)
    6.500%, 04/15/03...................................       11,500     11,029,881
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $36,024,661)...................................                  34,083,850
                                                                       ------------
FRANCE -- (6.1%)
BONDS -- (6.1%)
Credit Local de France SA Euro
    6.000%, 07/01/02...................................       20,000      2,855,627
Departemente des Hautes de Seine
    7.000%, 07/21/03...................................       26,610      3,925,820
Electricite de France
    3.750%, 10/28/03...................................       12,150     10,718,069
French Government Note
    4.500%, 07/12/03...................................       13,000     11,860,927
                                                                       ------------
TOTAL -- FRANCE
  (Cost $32,901,121)...................................                  29,360,443
                                                                       ------------
SWEDEN -- (5.8%)
BONDS -- (5.8%)
Eksportfinans ASA
    7.500%, 08/16/01...................................       39,000      4,446,053
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................       47,100      5,328,704
Sweden (Kingdom of)
    5.500%, 04/12/02...................................      118,000     13,207,338
Toyota Motor Credit Corp.
    7.500%, 08/06/01...................................       43,000      4,888,939
                                                                       ------------
TOTAL BONDS
  (Cost $30,134,295)...................................                  27,871,034
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $648).........................................                         646
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $30,134,943)...................................                  27,871,680
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
CANADA -- (5.7%)
BONDS -- (5.7%)
Alberta (Province of)
    10.250%, 08/22/01..................................        3,133   $  2,186,651
Canada (Government of)
    9.750%, 06/01/01...................................       17,000     11,727,661
Canada Mortgage and Housing
    6.250%, 01/02/02...................................       14,600      9,721,050
Toyota Credit Canada, Inc.
    7.375%, 12/31/01...................................        5,603      3,780,026
                                                                       ------------
TOTAL -- CANADA
  (Cost $28,767,528)...................................                  27,415,388
                                                                       ------------
UNITED KINGDOM -- (4.6%)
BONDS -- (4.6%)
Abbey National Treasury Services P.L.C.
    4.875%, 02/24/03...................................       11,000     10,090,236
Federal National Mortgage Association
    6.875%, 06/07/02...................................        8,000     11,990,484
                                                                       ------------
TOTAL BONDS
  (Cost $24,924,746)...................................                  22,080,720
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $391).........................................                         360
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $24,925,137)...................................                  22,081,080
                                                                       ------------
AUSTRIA -- (4.3%)
BONDS -- (4.3%)
Bank Austria AG
    4.750%, 03/17/03...................................       11,500     10,472,095
Republic of Austria
    4.300%, 07/15/03...................................       11,450     10,330,251
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $24,336,291)...................................                  20,802,346
                                                                       ------------
DENMARK -- (2.6%)
BONDS -- (2.6%)
Denmark (Kingdom of)
    8.000%, 05/15/03
      (Cost $15,291,110)...............................       96,000     12,630,653
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $5,535,704) to be
   repurchased at $5,453,901.
   (Cost $5,453,000)...................................        5,453      5,453,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $511,800,870)++....                $481,213,377
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $511,800,870.

                See accompanying Notes to Financial Statements.

             THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
AGENCY OBLIGATIONS -- (65.2%)
Farm Credit System Financial Assistance Corp.
    8.800%, 06/10/05...................................    $ 1,000     $  1,053,750
Federal Farm Credit Bank
    6.300%, 08/08/07...................................      6,000        5,595,000
    6.400%, 10/09/07...................................      2,500        2,342,020
    6.000%, 01/07/08...................................      5,000        4,560,060
    6.450%, 10/07/09...................................      2,000        1,853,008
    7.160%, 05/19/10...................................      3,000        2,918,736
    6.135%, 12/13/10...................................      4,000        3,584,032
    6.740%, 04/11/11...................................      1,000          936,718
    6.260%, 12/02/11...................................      2,000        1,794,010
    6.280%, 11/26/12...................................      1,000          892,493
    6.060%, 05/28/13...................................      3,600        3,137,522
Federal Home Loan Bank
    7.445%, 03/29/05...................................      3,000        3,004,995
    5.935%, 04/22/05...................................      2,000        1,881,216
    6.010%, 05/20/05...................................     11,000       10,372,648
    5.265%, 11/25/05...................................      6,000        5,425,590
    6.440%, 11/28/05...................................      1,350        1,291,198
    6.375%, 08/15/06...................................      8,000        7,571,360
    6.900%, 02/07/07...................................      9,000        8,720,496
    6.370%, 09/26/07...................................      7,425        6,948,471
    6.200%, 10/10/07...................................      2,000        1,851,978
    5.895%, 01/14/08...................................      2,100        1,903,453
    6.030%, 01/30/08...................................      2,000        1,827,398
    5.905%, 03/27/08...................................      4,000        3,619,592
    6.185%, 05/06/08...................................      1,000          920,411
    6.045%, 05/22/08...................................      1,000          911,850
    5.945%, 07/28/08...................................      6,000        5,424,402
    5.915%, 08/25/08...................................      3,000        2,704,581
    5.800%, 09/02/08...................................      3,000        2,682,936
    5.550%, 11/17/08...................................      5,000        4,384,220
    5.315%, 12/23/08...................................     10,000        8,611,690
    5.545%, 02/17/09...................................      3,000        2,621,754
    5.950%, 03/16/09...................................      5,550        4,988,739
    5.863%, 04/22/09...................................      9,000        8,033,760
    6.500%, 11/13/09...................................      9,000        8,392,698
Federal Home Loan Mortgage Corp.
    7.350%, 03/22/05...................................      2,000        1,992,490
    6.130%, 02/27/06...................................      1,000          936,119
    7.100%, 04/10/07...................................      2,000        1,956,706
    6.480%, 12/05/11...................................      2,000        1,836,956
Federal National Mortgage Association
    6.480%, 06/28/04...................................      2,000        1,932,706
    7.400%, 07/01/04...................................      1,000          999,634
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    7.875%, 02/24/05...................................    $ 2,000     $  2,037,242
    7.375%, 03/28/05...................................      1,000          996,521
    6.220%, 03/13/06...................................      3,070        2,886,724
    6.890%, 04/25/06...................................      1,525        1,480,089
    6.570%, 08/22/07...................................      2,000        1,894,404
    6.470%, 09/25/12...................................      3,410        3,097,801
Student Loan Marketing Association
    5.850%, 06/01/07...................................      1,000          910,251
Tennessee Valley Authority
    6.375%, 06/15/05...................................      5,000        4,750,000
    5.375%, 11/13/08...................................      8,000        6,911,208
    6.000%, 03/15/13...................................      5,000        4,387,500
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $186,087,302)..................................                 171,769,136
                                                                       ------------

U.S. TREASURY OBLIGATIONS -- (33.2%)
U.S. Treasury Bonds

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    13.750%, 08/15/04..................................      6,000        7,522,976
    11.625%, 11/15/04..................................      6,000        7,120,128
    12.000%, 05/15/05..................................     10,000       12,215,047
    10.750%, 08/15/05..................................      8,000        9,413,055
    9.375%, 02/15/06...................................     11,000       12,411,916
    11.250%, 02/15/15..................................      5,000        7,229,384
U.S. Treasury Notes
    7.000%, 07/15/06...................................     10,000       10,201,494
    6.500%, 10/15/06...................................      1,000          995,673
    6.625%, 05/15/07...................................      2,000        2,009,136
    6.125%, 08/15/07...................................      5,000        4,886,920
    5.625%, 05/15/08...................................     11,000       10,428,319
    6.000%, 08/15/09...................................      3,000        2,919,311
                                                                       ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $91,032,950).................................................    87,353,359
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.6%)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  5.875%, 10/31/01, valued at $4,289,139) to be
  repurchased at $4,225,698. (Cost $4,225,000)               4,225        4,225,000

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $281,345,252)++....                $263,347,495
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $281,345,252.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             THE U.S.          THE ENHANCED          THE U.S.
                                                              LARGE             U.S. LARGE            LARGE            THE U.S.
                                                             COMPANY             COMPANY            CAP VALUE         4-10 VALUE
                                                            PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                           ------------       --------------       ------------       -----------
                                                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value................................       $ 1,095,690          $  100,652         $ 1,262,223        $    2,359
Receivables
  Investment Securities Sold........................                --                  --                 289                --
  Fund Shares Sold..................................             5,158                 121                 522                --
Prepaid Expenses and Other Assets...................                70                  20                  30                 2
                                                           -----------          ----------         -----------        ----------
    Total Assets....................................         1,100,918             100,793           1,263,064             2,361
                                                           -----------          ----------         -----------        ----------
LIABILITIES:
Payable for Investment Securities Purchased.........             4,702                 121                  --                --
Payable for Fund Shares Redeemed....................               456                  --                 811                --
Accrued Expenses and Other Liabilities..............                77                  14                 157                 3
                                                           -----------          ----------         -----------        ----------
    Total Liabilities...............................             5,235                 135                 968                 3
                                                           -----------          ----------         -----------        ----------
NET ASSETS..........................................       $ 1,095,683          $  100,658         $ 1,262,096        $    2,358
                                                           ===========          ==========         ===========        ==========
SHARES OUTSTANDING $.01 PAR VALUE...................        26,215,524           7,679,286          69,190,193           214,761
                                                           ===========          ==========         ===========        ==========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE......       $     41.80          $    13.11         $     18.24        $    10.98
                                                           ===========          ==========         ===========        ==========
PUBLIC OFFERING PRICE PER SHARE.....................       $     41.80          $    13.11         $     18.24        $    10.98
                                                           ===========          ==========         ===========        ==========
Investments at Cost.................................       $   751,509          $   98,672         $ 1,210,147        $    2,253
                                                           ===========          ==========         ===========        ==========

                                                            THE U.S.            THE U.S.           THE U.S.            THE DFA
                                                              6-10             6-10 SMALL         9-10 SMALL         REAL ESTATE
                                                              VALUE             COMPANY             COMPANY           SECURITIES
                                                            PORTFOLIO          PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                          -------------       ------------       -------------       ------------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................       $  2,674,191        $   451,764        $  1,429,466        $   177,851
Collateral for Securities Loaned...................                 --                 --                  --                  4
Receivables
  Dividends and Interest...........................                 --                 --                  --                270
  Investment Securities Sold.......................              1,511                 --                  --                 --
  Fund Shares Sold.................................                859              2,052                 540              1,368
Prepaid Expenses and Other Assets..................                 19                 14                  --                 13
                                                          ------------        -----------        ------------        -----------
    Total Assets...................................          2,676,580            453,830           1,430,006            179,506
                                                          ------------        -----------        ------------        -----------
LIABILITIES:
Payable for Collateral on Securities Loaned........                 --                 --                  --                  4
Payable for Securities Purchased...................                 --              1,355                  --                 42
Payable for Fund Shares Redeemed...................              2,370                697                 433                152
Accrued Expenses and Other Liabilities.............                698                137                 750                 67
                                                          ------------        -----------        ------------        -----------
    Total Liabilities..............................              3,068              2,189               1,183                265
                                                          ------------        -----------        ------------        -----------
NET ASSETS.........................................       $  2,673,512        $   451,641        $  1,428,823        $   179,241
                                                          ============        ===========        ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................        143,155,597         31,234,666         116,331,036         14,406,689
                                                          ============        ===========        ============        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE.....       $      18.68        $     14.46        $      12.28        $     12.44
                                                          ============        ===========        ============        ===========
PUBLIC OFFERING PRICE PER SHARE....................       $      18.68        $     14.46        $      12.28        $     12.44
                                                          ============        ===========        ============        ===========
Investments at Cost................................       $  2,388,509        $   389,349        $  1,203,016        $   177,063
                                                          ============        ===========        ============        ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                    THE INTERNATIONAL        THE JAPANESE        THE PACIFIC RIM
                                               THE LARGE CAP              SMALL                 SMALL                 SMALL
                                               INTERNATIONAL             COMPANY               COMPANY               COMPANY
                                                 PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                              ---------------       -----------------       --------------       ----------------
                                                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...................         $   358,280            $   282,010           $   121,760           $   100,875
Collateral for Securities Loaned.......              42,326                     --                    --                    --
Cash...................................                  15                     15                    --                    --
Receivables
  Dividends, Interest and Tax
    Reclaims...........................                 858                     --                    --                    --
  Investment Securities Sold...........                  --                     --                    58                    --
  Fund Shares Sold.....................                 172                    418                     1                    --
Prepaid Expenses and Other Assets......                  28                     16                     7                     8
                                                -----------            -----------           -----------           -----------
    Total Assets.......................             401,679                282,459               121,826               100,883
                                                -----------            -----------           -----------           -----------
LIABILITIES:
Payable for Collateral on Securities
  Loaned...............................              42,326                     --                    --                    --
Payable for Investment Securities
  Purchased............................               2,016                     --                    --                    --
Payable for Fund Shares Redeemed.......                 121                    136                    59                    --
Accrued Expenses and Other
  Liabilities..........................                 139                     88                    53                    42
                                                -----------            -----------           -----------           -----------
    Total Liabilities..................              44,602                    224                   112                    42
                                                -----------            -----------           -----------           -----------
NET ASSETS.............................         $   357,077            $   282,235           $   121,714           $   100,841
                                                ===========            ===========           ===========           ===========
SHARES OUTSTANDING $.01 PAR VALUE......          18,643,191             32,173,719            11,761,386            12,348,292
                                                ===========            ===========           ===========           ===========
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE............................         $     19.15            $      8.77           $     10.35           $      8.17
                                                ===========            ===========           ===========           ===========
PUBLIC OFFERING PRICE PER SHARE........         $     19.15            $      8.83           $     10.40           $      8.25
                                                ===========            ===========           ===========           ===========
Investments at Cost....................         $   296,157            $   331,634           $   265,450           $   145,985
                                                ===========            ===========           ===========           ===========

                                                                                               THE DFA
                                                THE UNITED           THE CONTINENTAL        INTERNATIONAL              THE
                                               KINGDOM SMALL              SMALL               SMALL CAP              EMERGING
                                                  COMPANY                COMPANY                VALUE                MARKETS
                                                 PORTFOLIO              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                              ---------------       -----------------       --------------       ----------------
                                                                 (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...................         $   64,822             $   139,615           $   473,734           $   336,074
Collateral for Securities Loaned.......                 --                      --                46,539                    --
Cash...................................                 --                      --                    15                    --
Receivables
  Dividends, Interest and Tax
    Reclaims...........................                 --                      --                 3,195                    --
  Investment Securities Sold...........                 --                      70                   118                    --
  Fund Shares Sold.....................                 21                       1                   362                   843
Prepaid Expenses and Other Assets......                  7                      11                     6                    11
                                                ----------             -----------           -----------           -----------
    Total Assets.......................             64,850                 139,697               523,969               336,928
                                                ----------             -----------           -----------           -----------
LIABILITIES:
Payable for Collateral on Securities
  Loaned...............................                 --                      --                46,539                    --
Payable for Securities Purchased.......                 --                      --                   268                   718
Payable for Fund Shares Redeemed.......                 21                      71                   331                   126
Accrued Expenses and Other
  Liabilities..........................                 22                      54                   341                   119
                                                ----------             -----------           -----------           -----------
    Total Liabilities..................                 43                     125                47,479                   963
                                                ----------             -----------           -----------           -----------
NET ASSETS.............................         $   64,807             $   139,572           $   476,490           $   335,965
                                                ==========             ===========           ===========           ===========
SHARES OUTSTANDING $.01 PAR VALUE......          3,401,636              10,782,857            60,146,395            27,886,499
                                                ==========             ===========           ===========           ===========
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE............................         $    19.05             $     12.94           $      7.92           $     12.05
                                                ==========             ===========           ===========           ===========
PUBLIC OFFERING PRICE PER SHARE........         $    19.05             $     13.07           $      7.97           $     12.11
                                                ==========             ===========           ===========           ===========
Investments at Cost....................         $   57,465             $   105,717           $   607,907           $   306,050
                                                ==========             ===========           ===========           ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                                                    THE DFA
                                                         THE EMERGING           THE DFA            TWO-YEAR            THE DFA
                                                           MARKETS             ONE-YEAR          GLOBAL FIXED         FIVE-YEAR
                                                          SMALL CAP          FIXED INCOME           INCOME            GOVERNMENT
                                                          PORTFOLIO            PORTFOLIO           PORTFOLIO          PORTFOLIO
                                                        --------------       -------------       -------------       ------------
                                                                      (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value.............................         $   13,820          $   683,596         $   518,480        $   214,848
Interest Receivable..............................                 --                   --                  --              2,635
Receivable for Fund Shares Sold..................                 41                  364               1,195                135
Prepaid Expenses and Other Assets................                 41                    8                  53                  8
                                                          ----------          -----------         -----------        -----------
    Total Assets.................................             13,902              683,968             519,728            217,626
                                                          ----------          -----------         -----------        -----------
LIABILITIES:
Payable for Investment Securities Purchased......                 41                  271                 778                 --
Payable for Fund Shares Redeemed.................                 --                   93                 416                184
Accrued Expenses and Other Liabilities...........                 12                   71                  60                 53
                                                          ----------          -----------         -----------        -----------
    Total Liabilities............................                 53                  435               1,254                237
                                                          ----------          -----------         -----------        -----------
NET ASSETS.......................................         $   13,849          $   683,533         $   518,474        $   217,389
                                                          ==========          ===========         ===========        ===========
SHARES OUTSTANDING $.01 PAR VALUE................          1,581,217           67,499,163          52,155,041         21,430,296
                                                          ==========          ===========         ===========        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE...         $     8.76          $     10.13         $      9.94        $     10.14
                                                          ==========          ===========         ===========        ===========
PUBLIC OFFERING PRICE PER SHARE..................         $     8.84          $     10.13         $      9.94        $     10.14
                                                          ==========          ===========         ===========        ===========
Investments at Cost..............................         $   14,931          $   682,253         $   521,348        $   217,696
                                                          ==========          ===========         ===========        ===========

                                                                                                          THE DFA
                                                                                                       INTERMEDIATE
                                                                      THE DFA FIVE-YEAR                 GOVERNMENT
                                                                     GLOBAL FIXED INCOME               FIXED INCOME
                                                                          PORTFOLIO                      PORTFOLIO
                                                                   ------------------------            -------------
                                                                     (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value........................................             $   481,213                    $   263,347
Cash........................................................                      15                             --
Receivables
  Interest..................................................                  10,474                          4,000
  Fund Shares Sold..........................................                     175                             96
Prepaid Expenses and Other Assets...........................                       7                             17
                                                                         -----------                    -----------
    Total Assets............................................                 491,884                        267,460
                                                                         -----------                    -----------
LIABILITIES:
Payable for Fund Shares Redeemed............................                     750                             17
Unrealized Loss on Forward Currency Contract................                   3,163                             --
Accrued Expenses and Other Liabilities......................                     180                             49
                                                                         -----------                    -----------
    Total Liabilities.......................................                   4,093                             66
                                                                         -----------                    -----------
NET ASSETS..................................................             $   487,791                    $   267,394
                                                                         ===========                    ===========
SHARES OUTSTANDING $.01 PAR VALUE...........................              47,158,158                     25,433,324
                                                                         ===========                    ===========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............             $     10.34                    $     10.51
                                                                         ===========                    ===========
PUBLIC OFFERING PRICE PER SHARE.............................             $     10.34                    $     10.51
                                                                         ===========                    ===========
Investments at Cost.........................................             $   511,801                    $   281,345
                                                                         ===========                    ===========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                         THE ENHANCED     THE U.S.
                                                       THE U.S. LARGE     U.S. LARGE     LARGE CAP       THE U.S.
                                                          COMPANY          COMPANY         VALUE        4-10 VALUE
                                                         PORTFOLIO        PORTFOLIO      PORTFOLIO     PORTFOLIO(1)
                                                       --------------    ------------    ----------    ------------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company.........................           --         $ 3,481       $   6,865           --
  Net Investment Income from The DFA Investment Trust
    Company..........................................      $ 5,900              --              --           --
                                                           -------         -------       ---------         ----
      Total Investment Income........................        5,900           3,481           6,865           --
                                                           -------         -------       ---------         ----
EXPENSES
  Administrative Services............................        1,096              75             859         $  1
  Accounting & Transfer Agent Fees...................          115              10              20            5
  Legal Fees.........................................            7               1              12           --
  Audit Fees.........................................            1              --               2           --
  Filing Fees........................................           47              10              36            1
  Shareholders' Reports..............................            9               1              16           --
  Directors' Fees and Expenses.......................            4              --               6           --
  Other..............................................            3               4               2            1
                                                           -------         -------       ---------         ----
      Total Expenses.................................        1,282             101             953            8
  Less: Expenses Waived..............................         (806)             --              --           (7)
                                                           -------         -------       ---------         ----
  Net Expenses.......................................          476             101             953            1
                                                           -------         -------       ---------         ----
  NET INVESTMENT INCOME (LOSS).......................        5,424           3,380           5,912           (1)
                                                           -------         -------       ---------         ----
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company.........................           --          10,644         202,125           --
  Net Realized Loss on Investment Securities Sold....       (4,483)         (1,853)        (20,424)          --
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities............................       24,035          (9,999)       (172,152)         106
                                                           -------         -------       ---------         ----
  NET GAIN (LOSS) ON INVESTMENT SECURITIES...........       19,552          (1,208)          9,549          106
                                                           -------         -------       ---------         ----
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS..........................................      $24,976         $ 2,172       $  15,461         $105
                                                           =======         =======       =========         ====

--------------

(1) For the period February 23, 2000 (commencement of operations) to May 31,
    2000.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                             THE U.S.      THE U.S.      THE U.S.       THE DFA
                                                               6-10       6-10 SMALL    9-10 SMALL    REAL ESTATE
                                                               VALUE       COMPANY       COMPANY      SECURITIES
                                                             PORTFOLIO    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                             ---------    ----------    ----------    -----------
INVESTMENT INCOME
  Dividends................................................        --            --            --       $ 6,048
  Interest.................................................        --            --            --            89
  Income from Securities Lending...........................        --            --            --             3
  Income Distributions Received from The DFA Investment
    Trust Company..........................................  $  3,187      $    491     $   1,653            --
                                                             --------      --------     ---------       -------
      Total Investment Income..............................     3,187           491         1,653         6,140
                                                             --------      --------     ---------       -------
EXPENSES
  Investment Advisory Services.............................        --            --            --           228
  Administrative Services..................................     4,183           707         3,176            --
  Accounting & Transfer Agent Fees.........................        15            12            10            80
  Custodian's Fee..........................................        --            --            --             8
  Legal Fees...............................................        26             3            15             1
  Audit Fees...............................................         3            --             2             6
  Filing Fees..............................................        66            16            36            11
  Shareholders' Reports....................................        29             6            15             1
  Directors' Fees and Expenses.............................        14             2             7             1
  Other....................................................         3             2             2             2
                                                             --------      --------     ---------       -------
      Total Expenses.......................................     4,339           748         3,263           338
                                                             --------      --------     ---------       -------
  NET INVESTMENT INCOME (LOSS).............................    (1,152)         (257)       (1,610)        5,802
                                                             --------      --------     ---------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gain Distributions Received from The DFA
    Investment Trust Company...............................   252,080        40,004       250,140            --
  Net Realized Gain (Loss) on Investment Securities Sold...   (18,454)       (4,776)       13,566        (3,876)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities..................................   (65,182)      (20,551)     (140,181)       19,127
                                                             --------      --------     ---------       -------
  NET GAIN ON INVESTMENT SECURITIES........................   168,444        14,677       123,525        15,251
                                                             --------      --------     ---------       -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......  $167,292      $ 14,420     $ 121,915       $21,053
                                                             ========      ========     =========       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                   THE INTERNATIONAL   THE JAPANESE   THE PACIFIC RIM
                                                   THE LARGE CAP         SMALL            SMALL            SMALL
                                                   INTERNATIONAL        COMPANY          COMPANY          COMPANY
                                                     PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                   -------------   -----------------   ------------   ---------------
INVESTMENT INCOME
  Net Investment Income from The DFA Investment
    Trust Company................................          --          $  4,116          $  1,080         $  2,540
  Dividends (Net of Foreign Taxes Withheld of
    $283, $0, $0 and $0, respectively)...........     $ 2,749                --                --               --
  Income from Securities Lending.................          51                --                --               --
  Interest.......................................         319                30                --               --
                                                      -------          --------          --------         --------
      Total Investment Income....................       3,119             4,146             1,080            2,540
                                                      -------          --------          --------         --------
EXPENSES
  Advisory Services..............................         405                --                --               --
  Administrative Services........................          --               546               249              250
  Accounting & Transfer Agent Fees...............         195                16                19               19
  Custodian's Fees...............................         113                --                --               --
  Legal Fees.....................................           3                 3                 1                1
  Audit Fees.....................................          13                --                --               --
  Filing Fees....................................          24                13                 7                7
  Shareholders' Reports..........................           5                 4                 2                1
  Directors' Fees and Expenses...................           1                 1                 1                1
  Other..........................................           6                 6                 2                2
                                                      -------          --------          --------         --------
      Total Expenses.............................         765               589               281              281
                                                      -------          --------          --------         --------
  NET INVESTMENT INCOME..........................       2,354             3,557               799            2,259
                                                      -------          --------          --------         --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold.........................................         115             5,196               519            6,016
  Net Realized Gain (Loss) on Foreign Currency
    Transactions.................................          16                (9)               14              (36)
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and Foreign Currency...      (4,711)          (15,331)          (10,374)         (22,012)
    Translation of Foreign Currency Denominated
      Amounts....................................         (67)              (23)              (33)              --
                                                      -------          --------          --------         --------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY.....................................      (4,647)          (10,167)           (9,874)         (16,032)
                                                      -------          --------          --------         --------
NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS......................................     $(2,293)         $ (6,610)         $ (9,075)        $(13,773)
                                                      =======          ========          ========         ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                            THE DFA
                                                      THE UNITED      THE CONTINENTAL    INTERNATIONAL       THE
                                                     KINGDOM SMALL         SMALL           SMALL CAP      EMERGING
                                                        COMPANY           COMPANY            VALUE         MARKETS
                                                       PORTFOLIO         PORTFOLIO         PORTFOLIO      PORTFOLIO
                                                     -------------    ---------------    -------------    ---------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0,
    $0, $921 and $0, respectively).................          --                --          $  8,168             --
  Net Investment Income from The DFA Investment
    Trust Company..................................    $  1,243           $ 2,161                --       $  3,062
  Interest.........................................          --                --               262             --
  Income from Securities Lending...................          --                --               225             --
                                                       --------           -------          --------       --------
      Total Investment Income......................       1,243             2,161             8,655          3,062
                                                       --------           -------          --------       --------
EXPENSES
  Investment Advisory Services.....................          --                --             1,608             --
  Administrative Services..........................         159               303                --            728
  Accounting & Transfer Agent Fees.................          19                19               248             33
  Custodian's Fee..................................          --                --                88             --
  Legal Fees.......................................          --                 1                 4              3
  Audit Fees.......................................          --                --                23             --
  Filing Fees......................................           7                 7                15             13
  Shareholders' Reports............................           1                 2                13             11
  Directors' Fees and Expenses.....................          --                 1                 3              1
  Other............................................           2                 1                13              1
                                                       --------           -------          --------       --------
      Total Expenses...............................         188               334             2,015            790
  Less: Expenses Waived............................          (2)               --                --             --
                                                       --------           -------          --------       --------
  Net Expenses.....................................         186               334             2,015            790
                                                       --------           -------          --------       --------
  NET INVESTMENT INCOME............................       1,057             1,827             6,640          2,272
                                                       --------           -------          --------       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold...........................................       4,739             4,417            20,012         12,283
  Net Realized Gain (Loss) on Foreign Currency
    Transactions...................................         (29)               31              (142)          (112)
  Change in Unrealized Appreciation (Depreciation)
    of:
    Investment Securities and Foreign Currency.....     (10,717)            4,914           (47,931)       (21,983)
    Translation of Foreign Currency Denominated
      Amounts......................................          (4)                3               (52)            13
                                                       --------           -------          --------       --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY...............................      (6,011)            9,365           (28,113)        (9,799)
                                                       --------           -------          --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................    $ (4,954)          $11,192          $(21,473)      $ (7,527)
                                                       ========           =======          ========       ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                         THE DFA
                                                       THE EMERGING      THE DFA         TWO-YEAR       THE DFA
                                                         MARKETS         ONE-YEAR      GLOBAL FIXED    FIVE-YEAR
                                                        SMALL CAP      FIXED INCOME       INCOME       GOVERNMENT
                                                        PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                       ------------    ------------    ------------    ----------
INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company.........................         --         $20,216          $20,048            --
  Interest...........................................         --              --               --       $ 6,303
  Net Investment Income from The DFA Investment Trust
    Company..........................................    $   159              --               --            --
                                                         -------         -------          -------       -------
      Total Investment Income........................        159          20,216           20,048         6,303
                                                         -------         -------          -------       -------
EXPENSES
  Investment Advisory Services.......................         --              --               --           216
  Administrative Services............................         30             346              258            --
  Accounting & Transfer Agent Fees...................         19              10               10            46
  Custodian's Fee....................................         --              --               --             9
  Legal Fees.........................................         --               8                5             2
  Audit Fees.........................................         --               1                1            12
  Filing Fees........................................          7              22               23            13
  Shareholders' Reports..............................         --              10               10             3
  Directors' Fees and Expenses.......................         --               5                2             1
  Other..............................................          3               1                4             1
                                                         -------         -------          -------       -------
      Total Expenses.................................         59             403              313           303
                                                         -------         -------          -------       -------
  NET INVESTMENT INCOME..............................        100          19,813           19,735         6,000
                                                         -------         -------          -------       -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment Securities
    Sold.............................................        853            (390)          (2,084)         (857)
  Net Realized Loss on Foreign Currency
    Transactions.....................................        (11)             --               --            --
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities and Foreign Currency.......     (1,432)         (2,401)          (5,199)         (908)
                                                         -------         -------          -------       -------
  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY.........................................       (590)         (2,791)          (7,283)       (1,765)
                                                         -------         -------          -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS..........................................    $  (490)        $17,022          $12,452       $ 4,235
                                                         =======         =======          =======       =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                THE DFA         THE DFA
                                                               FIVE-YEAR      INTERMEDIATE
                                                              GLOBAL FIXED     GOVERNMENT
                                                                 INCOME       FIXED INCOME
                                                               PORTFOLIO       PORTFOLIO
                                                              ------------    ------------
INVESTMENT INCOME
  Interest..................................................    $ 10,219        $ 8,277
                                                                --------        -------
EXPENSES
  Investment Advisory Services..............................         599            133
  Accounting & Transfer Agent Fees..........................         212             52
  Custodian's Fee...........................................          30             11
  Legal Fees................................................           4              2
  Audit Fees................................................          25             13
  Filing Fees...............................................          29             14
  Shareholders' Reports.....................................          11              3
  Directors' Fees and Expenses..............................           2              1
  Other.....................................................           2              5
                                                                --------        -------
      Total Expenses........................................         914            234
                                                                --------        -------
  NET INVESTMENT INCOME.....................................       9,305          8,043
                                                                --------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCY
  Net Realized Loss on Investment Securities Sold...........      (1,492)          (414)
  Net Realized Gain on Foreign Currency Transactions........      33,663             --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............     (22,168)        (7,282)
    Translation of Foreign Currency Denominated Amounts.....      (8,171)            --
                                                                --------        -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY................................................       1,832         (7,696)
                                                                --------        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........    $ 11,137        $   347
                                                                ========        =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                       THE U.S.             THE ENHANCED              THE U.S.           THE U.S.
                                    LARGE COMPANY        U.S. LARGE COMPANY        LARGE CAP VALUE      4-10 VALUE
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO          PORTFOLIO
                                ----------------------  ---------------------  -----------------------  -----------
                                SIX MONTHS     YEAR     SIX MONTHS     YEAR    SIX MONTHS      YEAR     FEB. 23
                                  ENDED        ENDED      ENDED       ENDED      ENDED        ENDED        TO
                                 MAY 31,     NOV. 30,    MAY 31,     NOV. 30,   MAY 31,     NOV. 30,     MAY 31,
                                   2000        1999        2000        1999       2000         1999       2000
                                ----------   ---------  ----------   --------  ----------   ----------    -------
                                (UNAUDITED)             (UNAUDITED)            (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)....................  $    5,424   $   8,664  $    3,380   $  4,959  $    5,912   $   19,156    $    (1)
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company...................          --          --      10,644      7,564     202,125       82,757         --
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................      (4,483)      3,541      (1,853)      (217)    (20,424)      (7,441)        --
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities.....      24,035     114,630      (9,999)     1,797    (172,152)     (50,776)       106
                                ----------   ---------  ----------   --------  ----------   ----------    -------
  Net Increase in Net Assets
    Resulting from
    Operations................      24,976     126,835       2,172     14,103      15,461       43,696        105
                                ----------   ---------  ----------   --------  ----------   ----------    -------
Distributions From:
  Net Investment Income.......      (4,359)     (8,675)     (6,250)    (2,213)    (10,194)     (19,128)        --
  Net Realized Gains..........      (5,508)     (2,638)     (9,444)    (6,137)   (104,797)     (34,355)        --
                                ----------   ---------  ----------   --------  ----------   ----------    -------
    Total Distributions.......      (9,867)    (11,313)    (15,694)    (8,350)   (114,991)     (53,483)        --
                                ----------   ---------  ----------   --------  ----------   ----------    -------
Capital Share Transactions
  (1):
Shares Issued.................     285,920     410,028      17,428     39,614     305,244      359,265      2,253
  Shares Issued in Lieu of
    Cash Distributions........       9,698      10,994      15,694      8,350     112,218       51,364         --
  Shares Redeemed.............    (111,448)   (190,102)    (21,142)   (13,053)   (233,598)    (303,550)        --
                                ----------   ---------  ----------   --------  ----------   ----------    -------
  Net Increase From Capital
    Shares Transactions.......     184,170     230,920      11,980     34,911     183,864      107,079      2,253
                                ----------   ---------  ----------   --------  ----------   ----------    -------
    Total Increase
      (Decrease)..............     199,279     346,442      (1,542)    40,664      84,334       97,292      2,358
NET ASSETS
  Beginning of Period.........     896,404     549,962     102,200     61,536   1,177,762    1,080,470         --
                                ----------   ---------  ----------   --------  ----------   ----------    -------
  End of Period...............  $1,095,683   $ 896,404  $  100,658   $102,200  $1,262,096   $1,177,762    $ 2,358
                                ==========   =========  ==========   ========  ==========   ==========    =======

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............       6,820      10,590       1,305      2,744      17,435       17,181        215
   Shares Issued in Lieu of
     Cash Distributions.......         234         295       1,193        610       6,365        2,606         --
   Shares Redeemed............      (2,662)     (4,949)     (1,579)      (907)    (13,245)     (14,603)        --
                                ----------   ---------  ----------   --------  ----------   ----------    -------
                                     4,392       5,936         919      2,447      10,555        5,184        215
                                ==========   =========  ==========   ========  ==========   ==========    =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                     THE U.S.              THE U.S. 6-10            THE U.S. 9-10         THE DFA REAL ESTATE
                                    6-10 VALUE             SMALL COMPANY            SMALL COMPANY             SECURITIES
                                     PORTFOLIO               PORTFOLIO                PORTFOLIO                PORTFOLIO
                              -----------------------  ----------------------  -----------------------  -----------------------
                              SIX MONTHS      YEAR     SIX MONTHS     YEAR     SIX MONTHS      YEAR     SIX MONTHS      YEAR
                                ENDED        ENDED       ENDED        ENDED      ENDED        ENDED        ENDED       ENDED
                               MAY 31,     NOV. 30,     MAY 31,     NOV. 30,    MAY 31,     NOV. 30,      MAY 31,     NOV. 30,
                                 2000         1999        2000        1999        2000         1999        2000         1999
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
                              (UNAUDITED)              (UNAUDITED)             (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income
    (Loss)..................  $   (1,152)  $   12,380  $     (257)  $   2,148  $   (1,610)  $    4,100  $     5,802   $  8,005
  Capital Gain Distributions
    Received from The DFA
    Investment Trust
    Company.................     252,080      198,229      40,004      29,001     250,140      124,444           --         --
  Net Realized Gain (Loss)
    on Investment Securities
    Sold....................     (18,454)     (62,945)     (4,776)     (6,417)     13,566      (26,576)      (3,876)    (2,177)
  Change in Unrealized
    Appreciation
    (Depreciation) of
    Investment Securities...     (65,182)      75,688     (20,551)     33,606    (140,181)     138,716       19,127    (15,378)
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
  Net Increase (Decrease) in
    Net Assets Resulting
    from Operations.........     167,292      223,352      14,420      58,338     121,915      240,684       21,053     (9,550)
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
Distributions From:
  Net Investment Income.....     (13,254)     (10,123)     (2,196)     (1,506)     (4,447)      (2,799)      (7,249)    (5,286)
  Net Realized Gains........    (204,758)    (176,392)    (32,341)    (29,653)   (128,325)     (16,080)          --         --
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
    Total Distributions.....    (218,012)    (186,515)    (34,537)    (31,159)   (132,772)     (18,879)      (7,249)    (5,286)
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
Capital Share Transactions
  (1):
  Shares Issued.............     307,371      650,160     229,341     118,196     210,595      226,404       53,914     75,298
  Shares Issued in Lieu of
    Cash Distributions......     213,286      181,035      33,696      29,993     128,107       18,041        7,171      5,012
  Shares Redeemed...........    (418,071)    (596,480)   (189,944)   (101,293)   (221,612)    (482,170)     (25,687)   (41,979)
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
  Net Increase (Decrease)
    From Capital Shares
    Transactions............     102,586      234,715      73,093      46,896     117,090     (237,725)      35,398     38,331
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
    Total Increase
      (Decrease)............      51,866      271,552      52,976      74,075     106,233      (15,920)      49,202     23,495
NET ASSETS
  Beginning of Period.......   2,621,646    2,350,094     398,665     324,590   1,322,590    1,338,510      130,039    106,544
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
  End of Period.............  $2,673,512   $2,621,646  $  451,641   $ 398,665  $1,428,823   $1,322,590  $   179,241   $130,039
                              ==========   ==========  ==========   =========  ==========   ==========  ===========   ========

(1) SHARES ISSUED AND
   REDEEMED:
   Shares Issued............      15,920       35,506      14,277       8,945      15,359       20,476        4,712      6,151
   Shares Issued in Lieu of
     Cash Distributions.....      12,160       10,538       2,429       2,438      10,875        1,753          658        417
   Shares Redeemed..........     (21,664)     (32,442)    (12,638)     (7,789)    (15,361)     (42,507)      (2,275)    (3,450)
                              ----------   ----------  ----------   ---------  ----------   ----------  -----------   --------
                                   6,416       13,602       4,068       3,594      10,873      (20,278)       3,095      3,118
                              ==========   ==========  ==========   =========  ==========   ==========  ===========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                  THE LARGE CAP        THE INTERNATIONAL          THE JAPANESE          THE PACIFIC RIM
                                  INTERNATIONAL          SMALL COMPANY           SMALL COMPANY           SMALL COMPANY
                                    PORTFOLIO              PORTFOLIO               PORTFOLIO               PORTFOLIO
                              ---------------------  ----------------------  ----------------------  ---------------------
                              SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR     SIX MONTHS    YEAR
                                ENDED       ENDED      ENDED        ENDED      ENDED       ENDED       ENDED      ENDED
                               MAY 31,     NOV. 30,   MAY 31,     NOV. 30,    MAY 31,     NOV. 30,    MAY 31,    NOV. 30,
                                 2000        1999       2000        1999        2000        1999       2000        1999
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
                              (UNAUDITED)            (UNAUDITED)             (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.....  $    2,354   $  2,447  $    3,557   $   4,344  $      799   $    853   $   2,259   $  2,862
  Net Realized Gain (Loss)
    on Investment Securities
    Sold....................         115      2,341       5,196       1,375         519     (2,827)      6,016     (8,428)
  Net Realized Gain (Loss)
    on Foreign Currency
    Transactions............          16         38          (9)        581          14         95         (36)     1,861
Change in Unrealized
  Appreciation
  (Depreciation) of:
  Investment Securities and
    Foreign Currency........      (4,711)    31,929     (15,331)     30,163     (10,374)    30,596     (22,012)    56,978
  Translation of Foreign
    Currency Denominated
    Amounts.................         (67)       (21)        (23)        (31)        (33)       (21)         --          3
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
  Net Increase (Decrease) in
    Net Assets Resulting
    from Operations.........      (2,293)    36,734      (6,610)     36,432      (9,075)    28,696     (13,773)    53,276
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
Distributions From:
  Net Investment Income.....      (2,888)    (1,826)     (5,230)     (5,036)       (940)      (827)     (5,473)    (2,995)
  Net Realized Gains........      (2,323)        (1)         --          --          --         --          --         --
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
    Total Distributions.....      (5,211)    (1,827)     (5,230)     (5,036)       (940)      (827)     (5,473)    (2,995)
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
Capital Share Transactions
  (1):
  Shares Issued.............     118,384    146,668      67,721      87,035       7,343     28,169       3,236     14,250
  Shares Issued in Lieu of
    Cash Distributions......       5,211      1,827       5,230       5,036         940        827       5,473      2,995
  Shares Redeemed...........     (27,354)   (29,655)    (29,318)   (147,017)    (21,087)   (32,046)    (20,404)   (25,074)
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
  Net Increase (Decrease)
    From Capital Shares
    Transactions............      96,241    118,840      43,633     (54,946)    (12,804)    (3,050)    (11,695)    (7,829)
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
    Total Increase
      (Decrease)............      88,737    153,747      31,793     (23,550)    (22,819)    24,819     (30,941)    42,452
NET ASSETS
  Beginning of Period.......     268,340    114,593     250,442     273,992     144,533    119,714     131,782     89,330
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
  End of Period.............  $  357,077   $268,340  $  282,235   $ 250,442  $  121,714   $144,533   $ 100,841   $131,782
                              ==========   ========  ==========   =========  ==========   ========   =========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued............       5,937      8,388       7,347      10,458         725      2,930         326      2,288
   Shares Issued in Lieu of
     Cash Distributions.....         263        112         588         671          94         94         575        487
   Shares Redeemed..........      (1,379)    (1,715)     (3,187)    (18,732)     (2,068)    (3,166)     (2,057)    (2,899)
                              ----------   --------  ----------   ---------  ----------   --------   ---------   --------
                                   4,821      6,785       4,748      (7,603)     (1,249)      (142)     (1,156)      (124)
                              ==========   ========  ==========   =========  ==========   ========   =========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                 THE UNITED KINGDOM       THE CONTINENTAL     THE DFA INTERNATIONAL    THE EMERGING MARKETS
                                    SMALL COMPANY          SMALL COMPANY         SMALL CAP VALUE
                                      PORTFOLIO              PORTFOLIO              PORTFOLIO               PORTFOLIO
                                ---------------------  ---------------------  ----------------------  ----------------------
                                SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                  ENDED       ENDED      ENDED       ENDED      ENDED        ENDED      ENDED       ENDED
                                 MAY 31,     NOV. 30,   MAY 31,     NOV. 30,   MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                                   2000        1999       2000        1999       2000        1999        2000        1999
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
                                (UNAUDITED)            (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET
  ASSETS
Operations:
  Net Investment Income.......  $    1,057   $  2,742  $    1,827   $  2,795  $    6,640   $   9,045   $   2,272   $  2,459
  Net Realized Gain (Loss) on
    Investment Securities
    Sold......................       4,739      9,684       4,417     22,262      20,012      (3,062)     12,283     (2,112)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions..............         (29)       (44)         31       (181)       (142)        749        (112)      (217)
Change in Unrealized
  Appreciation (Depreciation)
  of:
  Investment Securities and
    Foreign Currency..........     (10,717)    15,043       4,914    (36,037)    (47,931)     71,809     (21,983)   115,475
  Translation of Foreign
    Currency Denominated
    Amounts...................          (4)        (5)          3        (26)        (52)        (73)         13          2
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
  Net Increase (Decrease) in
    Net Assets Resulting from
    Operations................      (4,954)    27,420      11,192    (11,187)    (21,473)     78,468      (7,527)   115,607
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
Distributions From:
  Net Investment Income.......      (2,767)    (2,932)     (2,707)    (3,288)    (12,242)     (8,619)     (2,533)    (2,457)
  Net Realized Gains..........      (9,556)   (10,988)    (21,857)   (20,671)         --      (9,575)         --         --
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
    Total Distributions.......     (12,323)   (13,920)    (24,564)   (23,959)    (12,242)    (18,194)     (2,533)    (2,457)
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
Capital Share Transactions
  (1):
  Shares Issued...............       3,331     19,031       6,162     34,846      71,006     111,025      66,013     78,830
  Shares Issued in Lieu of
    Cash Distributions........      12,323     13,920      24,564     23,959      12,242      18,194       2,533      2,457
  Shares Redeemed.............     (17,396)   (41,856)    (38,525)   (62,754)    (98,176)   (115,161)    (53,125)   (89,060)
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
  Net Increase (Decrease) From
    Capital Shares
    Transactions..............      (1,742)    (8,905)     (7,799)    (3,949)    (14,928)     14,058      15,421     (7,773)
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
    Total Increase
      (Decrease)..............     (19,019)     4,595     (21,171)   (39,095)    (48,643)     74,332       5,361    105,377
NET ASSETS
  Beginning of Period.........      83,826     79,231     160,743    199,838     525,133     450,801     330,604    225,227
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
  End of Period...............  $   64,807   $ 83,826  $  139,572   $160,743  $  476,490   $ 525,133   $ 335,965   $330,604
                                ==========   ========  ==========   ========  ==========   =========   =========   ========

(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued..............         153        929         464      2,465       8,656      14,193       4,891      8,017
   Shares Issued in Lieu of
     Cash Distributions.......         577        779       1,997      1,618       1,496       2,592         190        304
   Shares Redeemed............        (789)    (1,911)     (2,928)    (4,302)    (11,893)    (14,709)     (3,913)    (9,211)
                                ----------   --------  ----------   --------  ----------   ---------   ---------   --------
                                       (59)      (203)       (467)      (219)     (1,741)      2,076       1,168       (890)
                                ==========   ========  ==========   ========  ==========   =========   =========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                          THE EMERGING MARKETS     THE DFA ONE-YEAR         THE DFA TWO-YEAR
                                                                     FIXED INCOME         GLOBAL FIXED INCOME
                                          SMALL CAP PORTFOLIO         PORTFOLIO                PORTFOLIO
                                          --------------------  ----------------------  ------------------------
                                          SIX MONTHS    YEAR    SIX MONTHS     YEAR     SIX MONTHS      YEAR
                                            ENDED       ENDED     ENDED        ENDED      ENDED        ENDED
                                           MAY 31,     NOV. 30,   MAY 31,    NOV. 30,    MAY 31,     NOV. 30,
                                             2000       1999       2000        1999        2000         1999
                                          ----------   -------  ----------   ---------  ----------    ---------
                                          (UNAUDITED)           (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................  $      100   $   69   $   19,813   $  39,484  $   19,735    $  26,565
  Capital Gain Distributions Received
    from The DFA Investment Trust
    Company.............................          --       --           --          --          --          603
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................         853    4,443         (390)       (251)     (2,084)        (179)
  Net Realized Loss on Foreign Currency
    Transactions........................         (11)     (28)          --          --          --           --
Change in Unrealized Appreciation
  (Depreciation) of:
  Investment Securities and Foreign
    Currency............................      (1,432)     650       (2,401)     (3,559)     (5,199)      (5,218)
                                          ----------   -------  ----------   ---------  ----------    ---------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........        (490)   5,134       17,022      35,674      12,452       21,771
                                          ----------   -------  ----------   ---------  ----------    ---------
Distributions From:
  Net Investment Income.................        (104)      --      (19,688)    (39,523)    (30,298)     (16,258)
  Net Realized Gains....................      (4,330)    (218)          --        (528)        (15)        (603)
                                          ----------   -------  ----------   ---------  ----------    ---------
    Total Distributions.................      (4,434)    (218)     (19,688)    (40,051)    (30,313)     (16,861)
                                          ----------   -------  ----------   ---------  ----------    ---------
Capital Share Transactions (1):
  Shares Issued.........................       6,179    5,778      150,814     462,552     119,325      207,875
  Shares Issued in Lieu of Cash
    Distributions.......................       4,434      218       18,098      36,060      30,052       16,643
  Shares Redeemed.......................      (3,574)  (4,199)    (195,233)   (534,225)   (144,530)    (138,825)
                                          ----------   -------  ----------   ---------  ----------    ---------
  Net Increase (Decrease) From Capital
    Shares Transactions.................       7,039    1,797      (26,321)    (35,613)      4,847       85,693
                                          ----------   -------  ----------   ---------  ----------    ---------
    Total Increase (Decrease)...........       2,115    6,713      (28,987)    (39,990)    (13,014)      90,603
NET ASSETS
  Beginning of Period...................      11,734    5,021      712,520     752,510     531,488      440,885
                                          ----------   -------  ----------   ---------  ----------    ---------
  End of Period.........................  $   13,849   $11,734  $  683,533   $ 712,520  $  518,474    $ 531,488
                                          ==========   =======  ==========   =========  ==========    =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................         622      545       14,893      45,404      12,085       20,273
   Shares Issued in Lieu of Cash
     Distributions......................         461       25        1,792       3,549       3,068        1,631
   Shares Redeemed......................        (291)    (333)     (19,277)    (52,459)    (14,542)     (13,544)
                                          ----------   -------  ----------   ---------  ----------    ---------
                                                 792      237       (2,592)     (3,506)        611        8,360
                                          ==========   =======  ==========   =========  ==========    =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                            THE DFA FIVE-YEAR      THE DFA FIVE-YEAR     THE DFA INTERMEDIATE
                                               GOVERNMENT         GLOBAL FIXED INCOME      GOVERNMENT FIXED
                                                PORTFOLIO              PORTFOLIO           INCOME PORTFOLIO
                                          ---------------------  ---------------------  ----------------------
                                          SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS     YEAR
                                            ENDED       ENDED      ENDED       ENDED      ENDED       ENDED
                                           MAY 31,     NOV. 30,   MAY 31,     NOV. 30,   MAY 31,     NOV. 30,
                                             2000        1999       2000        1999       2000        1999
                                          ----------   --------  ----------   --------  ----------   --------
                                          (UNAUDITED)            (UNAUDITED)            (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.................  $    6,000   $ 10,492  $    9,305   $ 15,678  $    8,043   $ 13,620
  Net Realized Gain (Loss) on Investment
    Securities Sold.....................        (857)       (71)     (1,492)      (275)       (414)       897
  Net Realized Gain on Foreign Currency
    Transactions........................          --         --      33,663      5,791          --         --
Change in Unrealized Appreciation
  (Depreciation) of:
  Investment Securities and Foreign
    Currency............................        (908)    (1,947)    (22,168)   (11,004)     (7,282)   (20,215)
  Translation of Foreign Currency
    Denominated Amounts.................          --         --      (8,171)     5,025          --         --
                                          ----------   --------  ----------   --------  ----------   --------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations...........       4,235      8,474      11,137     15,215         347     (5,698)
                                          ----------   --------  ----------   --------  ----------   --------
Distributions From:
  Net Investment Income.................      (6,576)   (10,408)    (19,513)    (9,462)     (7,592)   (12,605)
  Net Realized Gains....................          --         --          --     (9,686)       (899)    (1,590)
                                          ----------   --------  ----------   --------  ----------   --------
    Total Distributions.................      (6,576)   (10,408)    (19,513)   (19,148)     (8,491)   (14,195)
                                          ----------   --------  ----------   --------  ----------   --------
Capital Share Transactions (1):
  Shares Issued.........................      32,310     77,618      88,008    166,651      37,063     52,035
  Shares Issued in Lieu of Cash
    Distributions.......................       6,506     10,236      19,282     18,863       8,479     14,167
  Shares Redeemed.......................     (38,108)   (77,884)    (83,457)   (80,866)    (26,380)   (28,968)
                                          ----------   --------  ----------   --------  ----------   --------
  Net Increase From Capital Shares
    Transactions........................         708      9,970      23,833    104,648      19,162     37,234
                                          ----------   --------  ----------   --------  ----------   --------
    Total Increase (Decrease)...........      (1,633)     8,036      15,457    100,715      11,018     17,341
NET ASSETS
  Beginning of Period...................     219,022    210,986     472,334    371,619     256,376    239,035
                                          ----------   --------  ----------   --------  ----------   --------
  End of Period.........................  $  217,389   $219,022  $  487,791   $472,334  $  267,394   $256,376
                                          ==========   ========  ==========   ========  ==========   ========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued........................       3,216      7,620       8,559     15,818       3,484      4,688
   Shares Issued in Lieu of Cash
     Distributions......................         654      1,018       1,892      1,801         806      1,270
   Shares Redeemed......................      (3,788)    (7,676)     (8,131)    (7,678)     (2,503)    (2,609)
                                          ----------   --------  ----------   --------  ----------   --------
                                                  82        962       2,320      9,941       1,787      3,349
                                          ==========   ========  ==========   ========  ==========   ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE U.S. LARGE COMPANY PORTFOLIO
                                --------------------------------------------------------------------
                                 SIX MONTHS     YEAR      YEAR       YEAR        YEAR        YEAR
                                   ENDED       ENDED      ENDED      ENDED      ENDED       ENDED
                                  MAY 31,     NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                    2000        1999      1998       1997        1996        1995
----------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    41.08    $  34.61  $  28.48   $  22.73    $  18.12    $  13.58
                                ----------    --------  --------   --------    --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.22        0.45      0.43       0.42        0.41        0.35
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        0.94        6.67      6.20       5.89        4.52        4.57
                                ----------    --------  --------   --------    --------    --------
    Total From Investment
      Operations..............        1.16        7.12      6.63       6.31        4.93        4.92
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.19)      (0.48)    (0.43)     (0.43)      (0.31)      (0.36)
  Net Realized Gains..........       (0.25)      (0.17)    (0.07)     (0.13)      (0.01)      (0.02)
                                ----------    --------  --------   --------    --------    --------
    Total Distributions.......       (0.44)      (0.65)    (0.50)     (0.56)      (0.32)      (0.38)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    41.80    $  41.08  $  34.61   $  28.48    $  22.73    $  18.12
====================================================================================================
Total Return..................        2.83%#     20.76%    23.56%     28.26%      27.49%      36.54%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $1,095,683    $896,404  $549,962   $343,537    $187,757    $ 97,111
Ratio of Expenses to Average
  Net Assets**................        0.15%*      0.15%     0.15%      0.15%       0.21%       0.24%
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)**.................        0.31%*      0.31%     0.32%      0.35%       0.45%       0.46%
Ratio of Net Investment Income
  to Average Net Assets.......        1.06%*      1.18%     1.39%      1.66%       2.10%       2.29%
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses)**...        0.90%*      1.02%     1.21%      1.46%       1.85%       2.23%
Portfolio Turnover Rate.......         N/A         N/A       N/A        N/A         N/A         N/A
Portfolio Turnover Rate of
  Master Fund Series..........           5%*         4%        9%         4%         14%          2%
----------------------------------------------------------------------------------------------------

                                                 THE ENHANCED U.S.
                                              LARGE COMPANY PORTFOLIO
                                ---------------------------------------------------
                                SIX MONTHS     YEAR      YEAR      YEAR    JULY 3,
                                   ENDED      ENDED     ENDED     ENDED       TO
                                  MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   2000        1999      1998      1997      1996
------------------------------  ---------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $  15.12     $  14.27  $ 13.61   $ 11.83   $ 10.00
                                --------     --------  -------   -------   -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......      0.50         1.54     0.63      0.54      0.12
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............     (0.18)        1.12     2.15      2.40      1.71
                                --------     --------  -------   -------   -------
    Total From Investment
      Operations..............      0.32         2.66     2.78      2.94      1.83
------------------------------  ---------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......     (0.92)       (1.14)   (0.72)    (0.55)       --
  Net Realized Gains..........     (1.41)       (0.67)   (1.40)    (0.61)       --
                                --------     --------  -------   -------   -------
    Total Distributions.......     (2.33)       (1.81)   (2.12)    (1.16)       --
------------------------------  ---------------------------------------------------
Net Asset Value, End of
  Period......................  $  13.11     $  15.12  $ 14.27   $ 13.61   $ 11.83
==============================  ===================================================
Total Return..................      2.16%#      20.31%   23.73%    27.22%    18.30%#
------------------------------  ---------------------------------------------------
Net Assets, End of Period
  (thousands).................  $100,658     $102,200  $61,536   $47,642   $29,236
Ratio of Expenses to Average
  Net Assets**................      0.38%*       0.40%    0.45%     0.52%     0.65%*
Ratio of Expenses to Average
  Net Assets (Excluding
  Waivers and Assumption of
  Expenses)**.................      0.38%*       0.40%    0.46%     0.54%     0.65%*
Ratio of Net Investment Income
  to Average Net Assets.......      6.73%*       6.27%    4.54%     4.51%     3.44%*
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses)**...      6.73%*       6.27%    4.53%     4.49%     3.44%*
Portfolio Turnover Rate.......       N/A          N/A      N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........        61%*         82%      87%      194%      211%*
------------------------------  ---------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                   THE U.S. 4-10
                                                       THE U.S. LARGE CAP VALUE PORTFOLIO                         VALUE PORTFOLIO
                               ---------------------------------------------------------------------------------- ---------------
                                SIX MONTHS          YEAR          YEAR          YEAR         YEAR         YEAR       FEB. 23,
                                  ENDED            ENDED         ENDED         ENDED         ENDED        ENDED         TO
                                 MAY 31,          NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,      MAY 31,
                                   2000             1999          1998          1997         1996         1995         2000
---------------------------------------------------------------------------------------------------------------------------------
                               (UNAUDITED)                                                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period...................... $    20.09        $    20.21    $    19.22     $  15.98     $  13.29     $   9.91     $ 10.00
                               ----------        ----------    ----------     --------     --------     --------     -------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       0.10              0.34          0.31         0.29         0.30         0.29       (0.01)
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       0.06              0.54          1.83         3.60         2.62         3.55        0.99
                               ----------        ----------    ----------     --------     --------     --------     -------
    Total From Investment
     Operations...............       0.16              0.88          2.14         3.89         2.92         3.84        0.98
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......      (0.17)            (0.35)        (0.31)       (0.30)       (0.23)       (0.29)         --
  Net Realized Gains..........      (1.84)            (0.65)        (0.84)       (0.35)          --        (0.17)         --
                               ----------        ----------    ----------     --------     --------     --------     -------
    Total Distributions.......      (2.01)            (1.00)        (1.15)       (0.65)       (0.23)       (0.46)         --
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period...................... $    18.24        $    20.09    $    20.21     $  19.22     $  15.98     $  13.29     $ 10.98
=================================================================================================================================
Total Return..................       1.14%#            4.51%        11.69%       25.10%       22.20%       39.13%       9.80%#
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)................. $1,262,096        $1,177,762    $1,080,470     $840,003     $541,149     $280,915     $ 2,358
Ratio of Expenses to Average
  Net Assets**................       0.33%*            0.33%         0.33%        0.35%        0.36%        0.42%       0.50%*(a)
Ratio of Expenses to Average
  Net Assets
  (Excluding Waivers and
  Assumption of Expenses)**...       0.33%*            0.33%         0.33%        0.35%        0.36%        0.42%       2.65%*(a)
Ratio of Net Investment Income
  to Average Net Assets.......       1.03%*            1.63%         1.57%        1.70%        2.17%        2.49%      (0.36%)*(a)
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....       1.03%*            1.63%         1.57%        1.70%        2.17%        2.49%      (2.51%)*(a)
Portfolio Turnover Rate.......        N/A               N/A           N/A          N/A          N/A          N/A         N/A
Portfolio Turnover Rate of
  Master Fund Series..........         22%*              43%           25%          18%          20%          29%         32%*
---------------------------------------------------------------------------------------------------------------------------------

  *  Annualized
  #  Non-Annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to the Master Fund Series
(a) Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     THE U.S. 6-10 VALUE PORTFOLIO
                                ------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR         YEAR        YEAR       YEAR
                                   ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,     NOV. 30,    NOV. 30,   NOV. 30,
                                    2000         1999        1998         1997        1996       1995
--------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    19.17    $    19.09  $    22.09   $    17.00  $    14.03  $  11.13
                                ----------    ----------  ----------   ----------  ----------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................           -          0.09        0.12         0.07        0.11      0.10
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        1.12          1.52       (2.10)        5.49        2.93      3.06
                                ----------    ----------  ----------   ----------  ----------  --------
    Total From Investment
      Operations..............        1.12          1.61       (1.98)        5.56        3.04      3.16
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.10)        (0.08)      (0.10)       (0.11)      (0.02)    (0.10)
  Net Realized Gains..........       (1.51)        (1.45)      (0.92)       (0.36)      (0.05)    (0.16)
                                ----------    ----------  ----------   ----------  ----------  --------
    Total Distributions.......       (1.61)        (1.53)      (1.02)       (0.47)      (0.07)    (0.26)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    18.68    $    19.17  $    19.09   $    22.09  $    17.00  $  14.03
========================================================================================================
Total Return..................        6.36%#        9.39%      (9.32)%      33.57%      21.70%    28.41%
--------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $2,673,512    $2,621,646  $2,350,094   $2,098,654  $1,207,298  $609,950
Ratio of Expenses to Average
  Net Assets**................        0.56%*        0.58%       0.58%        0.60%       0.61%     0.64%
Ratio of Net Investment Income
  to Average Net Assets.......      (0.08%)*        0.49%       0.57%        0.37%       0.78%     0.85%
Portfolio Turnover Rate.......         N/A           N/A         N/A          N/A         N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........          30%*          29%         23%          25%         15%       21%
--------------------------------------------------------------------------------------------------------

                                            THE U.S. 6-10 SMALL COMPANY PORTFOLIO
                                --------------------------------------------------------------
                                SIX MONTHS     YEAR      YEAR       YEAR      YEAR      YEAR
                                   ENDED      ENDED     ENDED      ENDED     ENDED     ENDED
                                  MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,
                                   2000        1999      1998       1997      1996      1995
------------------------------  --------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   14.68   $  13.77  $  16.89   $  14.53  $  12.64  $  11.08
                                 ---------   --------  --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       (0.01)      0.08      0.08       0.09      0.11      0.09
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        1.06       2.18     (1.55)      3.42      2.20      2.81
                                 ---------   --------  --------   --------  --------  --------
    Total From Investment
      Operations..............        1.05       2.26     (1.47)      3.51      2.31      2.90
------------------------------  --------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.08)     (0.07)    (0.08)     (0.12)    (0.02)    (0.14)
  Net Realized Gains..........       (1.19)     (1.28)    (1.57)     (1.03)    (0.40)    (1.20)
                                 ---------   --------  --------   --------  --------  --------
    Total Distributions.......       (1.27)     (1.35)    (1.65)     (1.15)    (0.42)    (1.34)
------------------------------  --------------------------------------------------------------
Net Asset Value, End of
  Period......................   $   14.46   $  14.68  $  13.77   $  16.89  $  14.53  $  12.64
==============================  ==============================================================
Total Return..................        7.50%#    18.26%    (9.27)%    26.12%    18.73%    28.75%
------------------------------  --------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 451,641   $398,665  $324,590   $337,992  $234,194  $186,644
Ratio of Expenses to Average
  Net Assets**................        0.43%*     0.43%     0.43%      0.45%     0.48%     0.49%
Ratio of Net Investment Income
  to Average Net Assets.......      (0.12%)*     0.62%     0.47%      0.48%     0.75%     0.83%
Portfolio Turnover Rate.......         N/A        N/A       N/A        N/A       N/A       N/A
Portfolio Turnover Rate of
  Master Fund Series..........          57%*       29%       29%        30%       32%       21%
------------------------------  --------------------------------------------------------------

  *  Annualized
  #  Non-Annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of the Master Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE U.S. 9-10 SMALL COMPANY PORTFOLIO
                                --------------------------------------------------------------------------------------
                                 SIX MONTHS         YEAR            YEAR            YEAR          YEAR         YEAR
                                    ENDED          ENDED            ENDED          ENDED         ENDED         ENDED
                                   MAY 31,        NOV. 30,        NOV. 30,        NOV. 30,      NOV. 30,     NOV. 30,
                                    2000            1999            1998            1997          1996         1995
----------------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    12.54       $    10.65      $    13.99      $    12.14    $    11.03    $   8.49
                                ----------       ----------      ----------      ----------    ----------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................       (0.32)            0.04            0.02            0.03          0.03        0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        1.33             2.00           (1.44)           3.01          1.85        2.61
                                ----------       ----------      ----------      ----------    ----------    --------
    Total From Investment
      Operations..............        1.01             2.04           (1.42)           3.04          1.88        2.66
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.04)           (0.02)          (0.03)          (0.03)        (0.01)      (0.04)
  Net Realized Gains..........       (1.23)           (0.13)          (1.89)          (1.16)        (0.76)      (0.08)
  Tax Return of Capital.......          --               --              --              --            --          --
                                ----------       ----------      ----------      ----------    ----------    --------
    Total Distributions.......       (1.27)           (0.15)          (1.92)          (1.19)        (0.77)      (0.12)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    12.28       $    12.54      $    10.65      $    13.99    $    12.14    $  11.03
======================================================================================================================
Total Return..................        8.45%#          19.47%         (11.14)%         27.46%        18.05%      31.37%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $1,428,823       $1,322,590      $1,338,510      $1,509,427    $1,181,804    $925,474
Ratio of Expenses to Average
  Net Assets..................        0.57%*(a)        0.61%(a)        0.59%(a)        0.60%         0.61%       0.62%
Ratio of Net Investment Income
  to Average Net Assets.......       (0.20%)*          0.30%           0.18%           0.21%         0.22%       0.45%
Portfolio Turnover Rate.......         N/A              N/A             N/A              28%           24%         25%
Portfolio Turnover Rate of
  Master Fund Series..........          37%*             23%             26%            N/A           N/A         N/A
----------------------------------------------------------------------------------------------------------------------

                                            THE DFA REAL ESTATE SECURITIES PORTFOLIO
                                -----------------------------------------------------------------
                                SIX MONTHS      YEAR       YEAR       YEAR      YEAR      YEAR
                                   ENDED       ENDED      ENDED      ENDED     ENDED      ENDED
                                  MAY 31,     NOV. 30,   NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,
                                   2000         1999       1998       1997      1996      1995
------------------------------  -----------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   11.50    $  13.00   $  15.53   $  12.65  $  10.00  $   9.28
                                 ---------    --------   --------   --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)....................        0.37        0.77       0.74       0.88      0.71      0.61
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        1.22       (1.62)     (2.52)      2.68      2.08      0.68
                                 ---------    --------   --------   --------  --------  --------
    Total From Investment
      Operations..............        1.59       (0.85)     (1.78)      3.56      2.79      1.29
------------------------------  -----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.65)      (0.65)     (0.75)     (0.68)    (0.14)    (0.46)
  Net Realized Gains..........          --          --         --         --        --        --
  Tax Return of Capital.......          --          --         --         --        --     (0.11)
                                 ---------    --------   --------   --------  --------  --------
    Total Distributions.......       (0.65)      (0.65)     (0.75)     (0.68)    (0.14)    (0.57)
------------------------------  -----------------------------------------------------------------
Net Asset Value, End of
  Period......................   $   12.44    $  11.50   $  13.00   $  15.53  $  12.65  $  10.00
==============================  =================================================================
Total Return..................       14.63%#     (6.75)%   (12.01)%    29.13%    28.24%    14.00%
------------------------------  -----------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 179,241    $130,039   $106,544   $ 95,072  $ 64,390  $ 43,435
Ratio of Expenses to Average
  Net Assets..................        0.44%*      0.47%      0.46%      0.48%     0.71%     0.82%
Ratio of Net Investment Income
  to Average Net Assets.......        7.63%*      6.82%      5.95%      5.73%     7.08%     6.76%
Portfolio Turnover Rate.......           8%*         8%         3%        31%       11%        1%
Portfolio Turnover Rate of
  Master Fund Series..........         N/A         N/A        N/A        N/A       N/A       N/A
------------------------------  -----------------------------------------------------------------

  *  Annualized
  #  Non-Annualized
(a) Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                THE LARGE CAP INTERNATIONAL PORTFOLIO
                                ---------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR       YEAR      YEAR
                                   ENDED        ENDED       ENDED       ENDED      ENDED      ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                    2000         1999        1998        1997       1996      1995
-----------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    19.41    $    16.28  $    14.27  $    14.18  $  12.60  $  11.91
                                ----------    ----------  ----------  ----------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.14          0.20        0.23        0.23      0.21      0.15
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.02)         3.19        2.03        0.15      1.39      0.95
                                ----------    ----------  ----------  ----------  --------  --------
    Total From Investment
      Operations..............        0.12          3.39        2.26        0.38      1.60      1.10
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.21)        (0.26)      (0.25)      (0.21)    (0.02)    (0.18)
  Net Realized Gains..........       (0.17)           --          --       (0.08)       --     (0.23)
                                ----------    ----------  ----------  ----------  --------  --------
    Total Distributions.......       (0.38)        (0.26)      (0.25)      (0.29)    (0.02)    (0.41)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    19.15    $    19.41  $    16.28  $    14.27  $  14.18  $  12.60
=====================================================================================================
Total Return..................        0.52%#       21.12%      16.13%       2.80%    12.68%     9.37%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  357,077    $  268,340  $  114,593  $   87,223  $ 79,322  $ 67,940
Ratio of Expenses to Average
  Net Assets**................        0.47%*        0.53%       0.47%       0.47%     0.58%     0.57%
Ratio of Expenses to Average
  Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....        0.47%*        0.53%       0.47%       0.47%     0.58%     0.57%
Ratio of Net Investment Income
  to Average Net Assets.......        1.45%*        1.38%       1.63%       1.69%     1.57%     1.84%
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....        1.45%*        1.38%       1.63%       1.69%     1.57%     1.84%
Portfolio Turnover Rate.......           0%*           2%          4%          2%       18%       24%
-----------------------------------------------------------------------------------------------------

                                      THE INTERNATIONAL SMALL COMPANY PORTFOLIO
                                -----------------------------------------------------
                                SIX MONTHS     YEAR      YEAR      YEAR      OCT. 1,
                                   ENDED      ENDED     ENDED      ENDED        TO
                                  MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,    NOV. 30,
                                   2000        1999      1998      1997        1996
------------------------------  -----------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $    9.13   $   7.82  $   7.82  $   9.96    $  10.00
                                 ---------   --------  --------  --------    --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.15       0.15      0.15      0.10        0.01
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.32)      1.31     (0.04)    (2.22)      (0.05)
                                 ---------   --------  --------  --------    --------
    Total From Investment
      Operations..............       (0.17)      1.46      0.11     (2.12)      (0.04)
------------------------------  -----------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.19)     (0.15)    (0.11)    (0.02)         --
  Net Realized Gains..........          --         --        --        --          --
                                 ---------   --------  --------  --------    --------
    Total Distributions.......       (0.19)     (0.15)    (0.11)    (0.02)         --
------------------------------  -----------------------------------------------------
Net Asset Value, End of
  Period......................   $    8.77   $   9.13  $   7.82  $   7.82    $   9.96
==============================  =====================================================
Total Return..................      (1.88%)#    19.07%     1.49%   (21.35)%     (0.40)%#
------------------------------  -----------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 282,235   $250,442  $273,992  $230,469    $104,118
Ratio of Expenses to Average
  Net Assets**................        0.70%*     0.75%     0.73%     0.75%       0.70%*
Ratio of Expenses to Average
  Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....        0.70%*     0.75%     0.73%     0.75%       0.79%*
Ratio of Net Investment Income
  to Average Net Assets.......        2.33%*     1.76%     1.62%     1.46%       0.54%*
Ratio of Net Investment Income
  to Average Net Assets
  (Excluding Waivers and
  Assumption of Expenses).....        2.33%*     1.76%     1.62%     1.46%       0.45%*
Portfolio Turnover Rate.......         N/A        N/A       N/A       N/A         N/A
------------------------------  -----------------------------------------------------

  *  Annualized
  #  Non-annualized
 **  For The International Small Company Portfolio, the Expense
     Ratios represents the combined ratios for the Portfolio and its respective pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent years.
N/A  Refer to the respective Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                    THE JAPANESE SMALL COMPANY PORTFOLIO
                                -----------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR         YEAR          YEAR          YEAR
                                   ENDED        ENDED        ENDED        ENDED        ENDED          ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,     NOV. 30,      NOV. 30,      NOV. 30,
                                    2000         1999        1998         1997          1996          1995
-------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    11.11    $     9.10  $     9.45   $    21.03     $  22.78      $  25.06
                                ----------    ----------  ----------   ----------     --------      --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.01          0.05        0.07         0.09         0.07          0.06
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.70)         2.02       (0.31)      (10.45)       (1.45)        (1.65)
                                ----------    ----------  ----------   ----------     --------      --------
    Total From Investment
      Operations..............       (0.69)         2.07       (0.24)      (10.36)       (1.38)        (1.59)
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.07)        (0.06)      (0.11)       (0.06)       (0.01)        (0.06)
  Net Realized Gains..........          --            --          --        (1.16)       (0.36)        (0.63)
                                ----------    ----------  ----------   ----------     --------      --------
    Total Distributions.......       (0.07)        (0.06)      (0.11)       (1.22)       (0.37)        (0.69)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    10.35    $    11.11  $     9.10   $     9.45     $  21.03      $  22.78
=============================================================================================================
Total Return..................       (6.15)%#      22.96%      (2.37)%     (51.90)%      (6.28)%       (6.54)%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  121,714    $  144,533  $  119,714   $  114,017     $294,120      $371,113
Ratio of Expenses to Average
  Net Assets**................        0.71%*        0.73%       0.74%        0.73%        0.72%         0.74%
Ratio of Net Investment Income
  to Average Net Assets.......        1.28%*        0.61%       0.85%        0.50%        0.24%         0.25%
Portfolio Turnover Rate.......         N/A           N/A         N/A          N/A        18.52%*(a)     7.79%
Portfolio Turnover Rate of
  Master Fund Series..........           4%*           6%          8%          13%           2%*(b)      N/A
-------------------------------------------------------------------------------------------------------------

                                              THE PACIFIC RIM SMALL COMPANY PORTFOLIO
                                --------------------------------------------------------------------
                                SIX MONTHS     YEAR      YEAR       YEAR        YEAR          YEAR
                                   ENDED      ENDED     ENDED      ENDED        ENDED        ENDED
                                  MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,      NOV. 30,
                                   2000        1999      1998       1997        1996          1995
------------------------------  --------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $    9.76   $   6.55  $   9.52   $  16.63    $  14.38      $  15.98
                                 ---------   --------  --------   --------    --------      --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.39       0.20      0.25       0.32        0.27          0.34
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (1.57)      3.23     (2.40)     (6.22)       2.40         (1.33)
                                 ---------   --------  --------   --------    --------      --------
    Total From Investment
      Operations..............       (1.18)      3.43     (2.15)     (5.90)       2.67         (0.99)
------------------------------  --------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.41)     (0.22)    (0.32)     (0.33)      (0.02)        (0.34)
  Net Realized Gains..........          --         --     (0.50)     (0.88)      (0.40)        (0.27)
                                 ---------   --------  --------   --------    --------      --------
    Total Distributions.......       (0.41)     (0.22)    (0.82)     (1.21)      (0.42)        (0.61)
------------------------------  --------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $    8.17   $   9.76  $   6.55   $   9.52    $  16.63      $  14.38
==============================  ====================================================================
Total Return..................     (12.66%)#    54.36%   (23.98)%   (38.07)%     19.06%        (6.27)%
------------------------------  --------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 100,841   $131,782  $ 89,330   $111,320    $215,542      $193,137
Ratio of Expenses to Average
  Net Assets**................        0.78%*     0.94%     0.84%      0.84%       0.84%         0.83%
Ratio of Net Investment Income
  to Average Net Assets.......        3.62%*     2.50%     3.51%      1.95%       1.70%         2.22%
Portfolio Turnover Rate.......         N/A        N/A       N/A        N/A        7.05%*(a)     5.95%
Portfolio Turnover Rate of
  Master Fund Series..........           2%*       34%       26%        24%          8%(b)       N/A
------------------------------  --------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 THE UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                ----------------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR         YEAR         YEAR          YEAR
                                   ENDED        ENDED        ENDED       ENDED        ENDED          ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,     NOV. 30,     NOV. 30,      NOV. 30,
                                    2000         1999        1998         1997         1996          1995
------------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    24.22    $    21.63  $    28.69   $    28.47    $  24.09      $  23.20
                                ----------    ----------  ----------   ----------    --------      --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.32          0.77        0.87         0.81        0.72          0.84
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (1.82)         5.67       (4.27)        1.46        5.31          1.12
                                ----------    ----------  ----------   ----------    --------      --------
    Total From Investment
      Operations..............       (1.50)         6.44       (3.40)        2.27        6.03          1.96
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.82)        (0.81)      (0.84)       (0.73)      (0.06)        (0.76)
  Net Realized Gains..........       (2.85)        (3.04)      (2.82)       (1.32)      (1.59)        (0.31)
                                ----------    ----------  ----------   ----------    --------      --------
    Total Distributions.......       (3.67)        (3.85)      (3.66)       (2.05)      (1.65)        (1.07)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    19.05    $    24.22  $    21.63   $    28.69    $  28.47      $  24.09
============================================================================================================
Total Return..................      (7.83%)#       36.08%     (13.56)%       8.45%      26.76%         8.39%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $   64,807    $   83,826  $   79,231   $  130,891    $166,789      $167,730
Ratio of Expenses to Average
  Net Assets**................        0.72%*        0.72%       0.72%        0.70%       0.73%         0.72%
Ratio of Net Investment Income
  to Average Net Assets.......        2.67%*        3.11%       2.87%        2.40%       2.49%         2.51%
Portfolio Turnover Rate.......         N/A           N/A         N/A          N/A        3.72%*(a)     7.82%
Portfolio Turnover Rate of
  Master Fund Series..........           6%*           5%         11%           4%          5%*(b)      N/A
------------------------------------------------------------------------------------------------------------

                                             THE CONTINENTAL SMALL COMPANY PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS     YEAR      YEAR      YEAR       YEAR          YEAR
                                   ENDED      ENDED     ENDED     ENDED       ENDED        ENDED
                                  MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,   NOV. 30,      NOV. 30,
                                   2000        1999      1998      1997       1996          1995
------------------------------  ------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   14.29   $  17.42  $  15.94  $  15.26   $  14.13      $  14.63
                                 ---------   --------  --------  --------   --------      --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.18       0.24      0.28      0.29       0.30          0.29
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............        0.75      (1.26)     2.55      1.55       1.58         (0.48)
                                 ---------   --------  --------  --------   --------      --------
    Total From Investment
      Operations..............        0.93      (1.02)     2.83      1.84       1.88         (0.19)
------------------------------  ------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.25)     (0.29)    (0.25)    (0.29)     (0.02)        (0.29)
  Net Realized Gains..........       (2.03)     (1.82)    (1.10)    (0.87)     (0.73)        (0.02)
                                 ---------   --------  --------  --------   --------      --------
    Total Distributions.......       (2.28)     (2.11)    (1.35)    (1.16)     (0.75)        (0.31)
------------------------------  ------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $   12.94   $  14.29  $  17.42  $  15.94   $  15.26      $  14.13
==============================  ==================================================================
Total Return..................        7.32%#    (6.26)%    19.42%    13.02%     13.96%       (1.33)%
------------------------------  ------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 139,572   $160,743  $199,838  $232,744   $299,325      $314,116
Ratio of Expenses to Average
  Net Assets**................        0.70%*     0.70%     0.70%     0.72%      0.73%         0.74%
Ratio of Net Investment Income
  to Average Net Assets.......        2.41%*     1.56%     1.32%     1.41%      1.81%         1.69%
Portfolio Turnover Rate.......         N/A        N/A       N/A       N/A          4%*(a)       10%
Portfolio Turnover Rate of
  Master Fund Series..........           2%*       11%        1%        3%         7%*(b)      N/A
------------------------------  ------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the portfolio and its pro-rata share of its Master Fund Series for the period ended November 30, 1996 and subsequent periods.
(a) Portfolio turnover calculated for the period December 1, 1995 to August 9, 1996 (through the date on which the portfolio transferred its investable assets to its corresponding Master Fund Series in a tax-free exchange).
(b)  Calculated for the period August 9 to November 30, 1996.
N/A  Refer to the Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           THE DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                ----------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR        YEAR    DEC. 30,
                                   ENDED        ENDED       ENDED        ENDED      ENDED     1994 TO
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,  NOV. 30,
                                    2000         1999        1998        1997        1996      1995
------------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $     8.49    $     7.54  $     7.95  $    10.45   $   9.68  $  10.00
                                ----------    ----------  ----------  ----------   --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.14          0.14        0.15        0.12       0.11      0.05
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.51)         1.12       (0.16)      (2.19)      0.66     (0.32)
                                ----------    ----------  ----------  ----------   --------  --------
    Total From Investment
      Operations..............       (0.37)         1.26       (0.01)      (2.07)      0.77     (0.27)
------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.20)        (0.15)      (0.12)      (0.13)        --     (0.04)
  Net Realized Gains..........          --         (0.16)      (0.28)      (0.30)        --     (0.01)
                                ----------    ----------  ----------  ----------   --------  --------
    Total Distributions.......       (0.20)        (0.31)      (0.40)      (0.43)        --     (0.05)
------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $     7.92    $     8.49  $     7.54  $     7.95   $  10.45  $   9.68
======================================================================================================
Total Return..................      (4.40%)#       17.54%       0.17%     (20.60)%     8.01%    (2.73)%#
------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  476,490    $  525,133  $  450,801  $  431,257   $375,488  $147,125
Ratio of Expenses to Average
  Net Assets**................        0.81%*        0.83%       0.86%       0.90%      0.99%     1.23%*
Ratio of Net Investment Income
  to Average Net Assets.......        2.68%*        1.81%       1.85%       1.47%      1.38%     1.43%*
Portfolio Turnover Rate.......          12%*          16%         19%         14%        15%        2%*
Portfolio Turnover Rate of
  Master Fund Series..........         N/A           N/A         N/A         N/A        N/A       N/A
------------------------------------------------------------------------------------------------------

                                                  THE EMERGING MARKETS PORTFOLIO
                                ------------------------------------------------------------------
                                SIX MONTHS      YEAR       YEAR       YEAR       YEAR       YEAR
                                   ENDED       ENDED      ENDED      ENDED      ENDED      ENDED
                                  MAY 31,     NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,   NOV. 30,
                                   2000         1999       1998       1997       1996       1995
------------------------------  ------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   12.37    $   8.16   $   9.61   $  11.71   $  10.35   $  11.30
                                 ---------    --------   --------   --------   --------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.08        0.08       0.13       0.12       0.09       0.06
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.30)       4.22      (1.32)     (2.13)      1.27      (0.96)
                                 ---------    --------   --------   --------   --------   --------
    Total From Investment
      Operations..............       (0.22)       4.30      (1.19)     (2.01)      1.36      (0.90)
------------------------------  ------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.10)      (0.09)     (0.26)     (0.09)        --      (0.05)
  Net Realized Gains..........          --          --         --         --         --         --
                                 ---------    --------   --------   --------   --------   --------
    Total Distributions.......       (0.10)      (0.09)     (0.26)     (0.09)        --      (0.05)
------------------------------  ------------------------------------------------------------------
Net Asset Value, End of
  Period......................   $   12.05    $  12.37   $   8.16   $   9.61   $  11.71   $  10.35
==============================  ==================================================================
Total Return..................      (1.89%)#     53.34%    (12.57)%   (17.27)%    13.18%     (7.96)%
------------------------------  ------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 335,965    $330,604   $225,227   $212,048   $162,025   $ 49,337
Ratio of Expenses to Average
  Net Assets**................        0.86%*      0.91%      1.00%      0.99%      1.15%      1.58%
Ratio of Net Investment Income
  to Average Net Assets.......        1.25%*      0.90%      1.19%      1.19%      1.14%      0.98%
Portfolio Turnover Rate.......         N/A         N/A        N/A        N/A        N/A        N/A
Portfolio Turnover Rate of
  Master Fund Series..........          13%*        16%        10%         1%         0%         8%
------------------------------  ------------------------------------------------------------------

  *  Annualized
  #  Non-annualized
 **  Represents the combined ratios for the Emerging Markets
     Portfolio and its pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                    THE EMERGING MARKETS
                                     SMALL CAP PORTFOLIO                     THE DFA ONE-YEAR FIXED INCOME PORTFOLIO (1)
                           ---------------------------------------  --------------------------------------------------------------
                            SIX MONTHS      YEAR       MARCH 6,      SIX MONTHS     YEAR      YEAR      YEAR      YEAR      YEAR
                              ENDED        ENDED          TO           ENDED       ENDED     ENDED     ENDED     ENDED     ENDED
                             MAY 31,      NOV. 30,     NOV. 30,       MAY 31,     NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                               2000         1999         1998           2000        1999      1998      1997      1996      1995
------------------------------------------------------------------  --------------------------------------------------------------
                           (UNAUDITED)                              (UNAUDITED)
Net Asset Value,
  Beginning of Period....  $    14.88    $     9.09   $    10.00     $   10.17    $  10.22  $  10.23  $  10.24  $  10.21  $  10.05
                           ----------    ----------   ----------     ---------    --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income
    (Loss)...............        0.12          0.04        (0.01)         0.29        0.52      0.57      0.59      0.56      0.60
  Net Gains (Losses) on
    Securities (Realized
    and Unrealized)......        0.29          6.11        (0.90)        (0.04)      (0.04)       --     (0.01)     0.03      0.17
                           ----------    ----------   ----------     ---------    --------  --------  --------  --------  --------
    Total From Investment
      Operations.........        0.41          6.15        (0.91)         0.25        0.48      0.57      0.58      0.59      0.77
------------------------------------------------------------------  --------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment
    Income...............       (0.15)           --           --         (0.29)      (0.52)    (0.57)    (0.59)    (0.56)    (0.60)
  Net Realized Gains.....       (6.38)        (0.36)          --            --       (0.01)    (0.01)       --        --     (0.01)
                           ----------    ----------   ----------     ---------    --------  --------  --------  --------  --------
    Total
      Distributions......       (6.53)        (0.36)          --         (0.29)      (0.53)    (0.58)    (0.59)    (0.56)    (0.61)
------------------------------------------------------------------  --------------------------------------------------------------
Net Asset Value, End of
  Period.................  $     8.76    $    14.88   $     9.09     $   10.13    $  10.17  $  10.22  $  10.23  $  10.24  $  10.21
==================================================================  ==============================================================
Total Return.............      (1.16%)#       70.30%       (9.10)%#       2.48%#      4.80%     5.74%     5.84%     5.94%     7.80%
------------------------------------------------------------------  --------------------------------------------------------------
Net Assets, End of Period
  (thousands)............  $   13,849    $   11,734   $    5,021     $ 683,533    $712,520  $752,510  $752,237  $854,521  $704,950
Ratio of Expenses to
  Average Net Assets**...        1.52%*        1.77%        2.36%*        0.21%*      0.21%     0.21%     0.22%     0.21%     0.20%
Ratio of Net Investment
  Income to Average Net
  Assets.................        1.51%*        0.73%       (0.29)%*       5.73%*      5.07%     5.51%     5.79%     5.39%     5.86%
Portfolio Turnover
  Rate...................         N/A           N/A          N/A           N/A         N/A       N/A       N/A       N/A       N/A
Portfolio Turnover Rate
  of Master Fund
  Series.................          17%*          24%          13%*          10%*        58%       24%       83%       96%       81%
------------------------------------------------------------------  --------------------------------------------------------------

(1) Restated to reflect a 900% stock dividend as of January 2, 1996.
  *  Annualized
  #  Non-annualized
 ** Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE DFA TWO-YEAR GLOBAL
                                                   FIXED INCOME PORTFOLIO
                                ------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR       FEB. 9
                                   ENDED        ENDED       ENDED       ENDED         TO
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                    2000         1999        1998        1997        1996
--------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    10.31    $    10.21  $    10.40  $    10.37   $  10.00
                                ----------    ----------  ----------  ----------   --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.39          0.56        0.61        0.69       0.24
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.15)        (0.09)       0.01       (0.12)      0.35
                                ----------    ----------  ----------  ----------   --------
    Total From Investment
      Operations..............        0.24          0.47        0.62        0.57       0.59
--------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.61)        (0.36)      (0.79)      (0.53)     (0.22)
  Net Realized Gains..........          --         (0.01)      (0.02)      (0.01)        --
                                ----------    ----------  ----------  ----------   --------
    Total Distributions.......       (0.61)        (0.37)      (0.81)      (0.54)     (0.22)
--------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $     9.94    $    10.31  $    10.21  $    10.40   $  10.37
============================================================================================
Total Return..................        2.45%#        4.69%       6.39%       5.66%      6.01%#
--------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  518,474    $  531,488  $  440,885  $  418,905   $319,343
Ratio of Expenses to Average
  Net Assets**................        0.27%*        0.27%       0.29%       0.34%      0.33%*
Ratio of Net Investment Income
  to Average Net Assets.......        7.65%*        5.59%       5.90%       6.70%      3.10%*
Portfolio Turnover Rate.......         N/A           N/A         N/A         N/A        N/A
Portfolio Turnover Rate of
  Master Fund Series..........          72%*          78%        113%        119%        87%*
--------------------------------------------------------------------------------------------


                                          THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO(1)
                                -------------------------------------------------------------
                                SIX MONTHS     YEAR      YEAR      YEAR      YEAR      YEAR
                                   ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                                  MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   2000        1999      1998      1997      1996      1995
------------------------------  -------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   10.26   $  10.35  $  10.36  $  10.42  $  10.05  $   9.75
                                 ---------   --------  --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.28       0.49      0.54      0.59      0.65      0.59
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.09)     (0.08)     0.01     (0.06)     0.09      0.30
                                 ---------   --------  --------  --------  --------  --------
    Total From Investment
      Operations..............        0.19       0.41      0.55      0.53      0.74      0.89
------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.31)     (0.50)    (0.56)    (0.59)    (0.37)    (0.59)
  Net Realized Gains..........          --         --        --        --        --        --
                                 ---------   --------  --------  --------  --------  --------
    Total Distributions.......       (0.31)     (0.50)    (0.56)    (0.59)    (0.37)    (0.59)
------------------------------  -------------------------------------------------------------
Net Asset Value, End of
  Period......................   $   10.14   $  10.26  $  10.35  $  10.36  $  10.42  $  10.05
==============================  =============================================================
Total Return..................        1.93%#     4.11%     5.50%     5.39%     7.51%     9.35%
------------------------------  -------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 217,389   $219,022  $210,986  $204,377  $174,386  $300,921
Ratio of Expenses to Average
  Net Assets**................        0.28%*     0.28%     0.29%     0.29%     0.30%     0.28%
Ratio of Net Investment Income
  to Average Net Assets.......        5.55%*     4.95%     5.18%     5.95%     5.63%     6.14%
Portfolio Turnover Rate.......          81%*       57%        7%       28%      212%      398%
Portfolio Turnover Rate of
  Master Fund Series..........         N/A        N/A       N/A       N/A       N/A       N/A
------------------------------  -------------------------------------------------------------

(1) Restated to reflect a 900% stock dividend as of January 2, 1996.
  *  Annualized
  #  Non-annualized
 **  Represents the combined ratio for the DFA Two-Year Global
     Fixed Income Portfolio and its pro-rata share of its Master
     Fund Series.
N/A  Refer to Master Fund Series

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                ---------------------------------------------------------------------
                                 SIX MONTHS      YEAR        YEAR        YEAR       YEAR      YEAR
                                   ENDED        ENDED       ENDED       ENDED      ENDED      ENDED
                                  MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,   NOV. 30,  NOV. 30,
                                    2000         1999        1998        1997       1996      1995
-----------------------------------------------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................  $    10.53    $    10.65  $    10.88  $    11.04  $  10.51  $   9.81
                                ----------    ----------  ----------  ----------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.33          0.37        0.45        0.48      0.50      0.39
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.09)         0.01        0.42        0.33      0.61      1.08
                                ----------    ----------  ----------  ----------  --------  --------
    Total From Investment
      Operations..............        0.24          0.38        0.87        0.81      1.11      1.47
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.43)        (0.22)      (1.04)      (0.88)    (0.58)    (0.77)
  Net Realized Gains..........          --         (0.28)      (0.06)      (0.09)       --        --
                                ----------    ----------  ----------  ----------  --------  --------
    Total Distributions.......       (0.43)        (0.50)      (1.10)      (0.97)    (0.58)    (0.77)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period......................  $    10.34    $    10.53  $    10.65  $    10.88  $  11.04  $  10.51
=====================================================================================================
Total Return..................        2.35%#        3.63%       8.78%       7.87%    11.13%    15.23%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).................  $  487,791    $  472,334  $  371,619  $  250,078  $165,772  $208,166
Ratio of Expenses to Average
  Net Assets..................        0.38%*        0.39%       0.41%       0.42%     0.46%     0.46%
Ratio of Net Investment Income
  to Average Net Assets.......        3.88%*        3.62%       3.87%       4.50%     4.88%     5.80%
Portfolio Turnover Rate.......          47%*          59%         74%         95%       98%      130%
-----------------------------------------------------------------------------------------------------

                                    THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                --------------------------------------------------------------
                                SIX MONTHS     YEAR       YEAR      YEAR      YEAR      YEAR
                                   ENDED      ENDED      ENDED     ENDED     ENDED     ENDED
                                  MAY 31,    NOV. 30,   NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                   2000        1999       1998      1997      1996      1995
------------------------------  --------------------------------------------------------------
                                (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $   10.84   $  11.78   $  11.28  $  11.22  $  11.24  $  10.22
                                 ---------   --------   --------  --------  --------  --------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......        0.31       0.61       0.61      0.66      0.65      0.70
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............       (0.30)     (0.89)      0.59      0.06     (0.13)     1.11
                                 ---------   --------   --------  --------  --------  --------
    Total From Investment
      Operations..............        0.01      (0.28)      1.20      0.72      0.52      1.81
------------------------------  --------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income.......       (0.30)     (0.58)     (0.65)    (0.66)    (0.50)    (0.70)
  Net Realized Gains..........       (0.04)     (0.08)     (0.05)       --     (0.04)    (0.09)
                                 ---------   --------   --------  --------  --------  --------
    Total Distributions.......       (0.34)     (0.66)     (0.70)    (0.66)    (0.54)    (0.79)
------------------------------  --------------------------------------------------------------
Net Asset Value, End of
  Period......................   $   10.51   $  10.84   $  11.78  $  11.28  $  11.22  $  11.24
==============================  ==============================================================
Total Return..................        0.10%#    (2.41)%    11.07%     6.75%     4.98%    18.04%
------------------------------  --------------------------------------------------------------
Net Assets, End of Period
  (thousands).................   $ 267,394   $256,376   $239,035  $136,555  $107,944  $ 78,087
Ratio of Expenses to Average
  Net Assets..................        0.17%*     0.21%      0.24%     0.25%     0.26%     0.27%
Ratio of Net Investment Income
  to Average Net Assets.......        6.03%*     5.58%      5.77%     6.20%     6.22%     6.44%
Portfolio Turnover Rate.......           1%*       13%        24%       24%       31%       41%
------------------------------  --------------------------------------------------------------

     Restated to reflect a 900% stock dividend as of January 2, 1996.
  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. Twenty-two of the Fund's thirty-eight portfolios (the "Portfolios") are included in this report. Of the remaining sixteen portfolios, six portfolios are only available through a select group of insurance products and are presented in a separate report, six are presented in separate reports, and four have not commenced operations.

    Effective August 1, 1997, The U.S. Small Cap Value Portfolio changed its name to The U.S. 6-10 Value Portfolio.

    On December 1, 1997, The U.S. 9-10 Small Company Portfolio transferred its investable assets for shares with an equal value of The U.S. 9-10 Small Company Series of The DFA Investment Trust Company. This portfolio invests solely in this series.

    Effective December 8, 1998, The DFA Global Fixed Income Portfolio changed its name to the DFA Five-Year Global Fixed Income Portfolio.

    The following Portfolios (the "Feeder Funds") invest in a corresponding series of The DFA Investment Trust Company (the "Master Funds"):

                                                                                                PERCENTAGE
                                                                                                OWNERSHIP
PORTFOLIOS (FEEDER FUNDS)                         CORRESPONDING SERIES (MASTER FUNDS)           AT 5/31/00
------------------------------------------------  -------------------------------------------   ----------
The U.S. Large Company Portfolio                  The U.S. Large Company Series                  34%
The Enhanced U.S. Large Company Portfolio         The Enhanced U.S. Large Company Series         100%
The U.S. Large Cap Value Portfolio                The U.S. Large Cap Value Series                70%
The U.S. 4-10 Value Portfolio                     The U.S. 4-10 Value Series                     1%
The U.S. 6-10 Value Portfolio                     The U.S. 6-10 Value Series                     97%
The U.S. 6-10 Small Company Portfolio             The U.S. 6-10 Small Company Series             69%
The U.S. 9-10 Small Company Portfolio             The U.S. 9-10 Small Company Series             100%
The International Small Company Portfolio         The Japanese Small Company Series              39%
                                                  The Pacific Rim Small Company Series           30%
                                                  The United Kingdom Small Company Series        43%
                                                  The Continental Small Company Series           45%
The Japanese Small Company Portfolio              The Japanese Small Company Series              61%
The Pacific Rim Small Company Portfolio           The Pacific Rim Small Company Series           70%
The United Kingdom Small Company Portfolio        The United Kingdom Small Company Series        57%
The Continental Small Company Portfolio           The Continental Small Company Series           55%
The Emerging Markets Portfolio                    The Emerging Markets Series                    96%
The Emerging Markets Small Cap Portfolio          The Emerging Markets Small Cap Series          33%
The DFA One-Year Fixed Income Portfolio           The DFA One-Year Fixed Income Series           86%
The DFA Two-Year Global Fixed Income Portfolio    The DFA Two-Year Global Fixed Income Series    100%

    Each Feeder Fund, with the exception of The International Small Company Portfolio, invests solely in a corresponding Master Fund. The International Small Company Portfolio also invests in short term temporary cash investments from time to time.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by The DFA Real Estate Securities Portfolio which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by The Large Cap International Portfolio and The DFA International Small Cap Value Portfolio (the "International Equity Portfolios") which are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Securities held by The DFA Five-Year Government Portfolio, The DFA Five-Year Global Fixed Income Portfolio and The DFA Intermediate Government Fixed Income Portfolio (the "Fixed Income Portfolios"), are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Directors.

    Master Fund shares held by the Feeder Funds are valued at their respective daily net asset values or for The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio, their investment reflects their proportionate interest in the net assets of the corresponding Master Fund.

    2. FOREIGN CURRENCY: Securities, other assets and liabilities of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The DFA Five-Year Global Fixed Income Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, The DFA Five-Year Global Fixed Income Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and The DFA Five-Year Global Fixed Income Portfolio and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is each Portfolio's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

    The U.S. Large Company Portfolio, The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio and The Emerging Markets Small Cap Portfolio each accrue their respective share of income, net of expenses daily on their investment in their corresponding Master Fund, which are treated as partnerships for federal income tax purposes. All of the net investment income and realized and unrealized gains and losses from the security transactions and foreign currency of the Master Funds are allocated pro rata among its investors at the time of such determination.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors, and other administrative services.

    For the six months ended May 31, 2000, the Portfolios' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The DFA Real Estate Securities Portfolio....................  .30 of 1%
The Large Cap International Portfolio.......................  .25 of 1%
The DFA International Small Cap Value Portfolio.............  .65 of 1%
The DFA Five-Year Government Portfolio......................  .20 of 1%
The DFA Five-Year Global Fixed Income Portfolio.............  .25 of 1%
The DFA Intermediate Government Fixed Income Portfolio......  .10 of 1%(a)

    (a) Effective June 1, 1999, the DFA Intermediate Government Fixed Income Portfolio changed its advisory fee from .15 of 1% of average net assets to .10 of 1% of average net assets.

    For the six months ended May 31, 2000, the Feeder Funds accrued daily and paid monthly to the Advisor an administrative fee based on the following effective annual rates:

The U.S. Large Company Portfolio............................  .215 of 1%
The Enhanced U.S. Large Company Portfolio...................  .15 of 1%
The U.S. Large Cap Value Portfolio..........................  .15 of 1%
The U.S. 4-10 Value Portfolio...............................  .30 of 1%
The U.S. 6-10 Value Portfolio...............................  .30 of 1%
The U.S. 6-10 Small Company Portfolio.......................  .32 of 1%
The U.S. 9-10 Small Company Portfolio.......................  .40 of 1%
The International Small Company Portfolio...................  .40 of 1%
The Japanese Small Company Portfolio........................  .40 of 1%
The Pacific Rim Small Company Portfolio.....................  .40 of 1%
The United Kingdom Small Company Portfolio..................  .40 of 1%
The Continental Small Company Portfolio.....................  .40 of 1%
The Emerging Markets Portfolio..............................  .40 of 1%
The Emerging Markets Small Cap Portfolio....................  .45 of 1%
The DFA One-Year Fixed Income Portfolio.....................  .10 of 1%
The DFA Two-Year Global Fixed Income Portfolio..............  .10 of 1%

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.15% of the average daily net assets of the Portfolio. Prior to that date, the Advisor agreed to waive its fees and reimburse the Portfolio to the extent necessary to keep the annual combined expenses to not more than 0.24% of average daily net assets. At May 31, 2000, approximately $1,478,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2001.

    The Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The U.S. 4-10 Value Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.50% of the average daily net assets of the Portfolio. At May 31, 2000, approximately $7,000 of previously waived fees were subject to future reimbursement to the Advisor over various periods not exceeding May 31, 2003.

    Effective August 9, 1996, the Advisor agreed to waive its administrative service fee and/or assume the direct expenses of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The United Kingdom Small Company Portfolio and The Continental Small Company Portfolio to the extent necessary to keep the direct annual expenses of each Portfolio to not more than 0.47% of the average daily net assets of the Portfolio.

    The Advisor has agreed to waive its administrative service fee and/or assume the direct expenses of The International Small Company Portfolio to the extent necessary to keep the direct annual expenses of the Portfolio to not more than 0.45% of the average daily net assets of the Portfolio.

    Effective August 1, 1997, the Advisor agreed to waive its administrative service fee and/or assume the direct and indirect expenses of The Enhanced U.S. Large Company Portfolio to the extent necessary to keep the annual combined expenses of the portfolio and its respective Master Fund to not more than 0.45% of the average daily net assets of the portfolio. At May 31, 2000, there were no previously waived fees subject to future reimbursement by the Advisor.

    Certain officers of the Portfolios are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Portfolios made the following purchases and sales of investment securities:

                                                                U.S. GOVERNMENT        OTHER INVESTMENT
                                                                   SECURITIES             SECURITIES
                                                              --------------------   --------------------
                                                              PURCHASES    SALES     PURCHASES    SALES
                                                              ---------   --------   ---------   --------
                                                                (000)      (000)       (000)      (000)
The DFA Real Estate Securities Portfolio....................        --         --    $ 37,241    $ 5,792
The Large Cap International Portfolio.......................        --         --      85,573        601
The DFA International Small Cap Value Portfolio.............        --         --      29,727     59,699
The DFA Five-Year Government Portfolio......................        --    $12,812      85,580     74,280
The DFA Five-Year Global Fixed Income Portfolio.............        --         --     137,980    108,809
The DFA Intermediate Government Fixed Income Portfolio......  $ 10,292      1,191      28,382         --

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies for each Portfolio were as follows:

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
                                                                  (000)              (000)           (000)
The U.S. Large Company Portfolio...........................      $368,386            $(33,395)     $ 334,991
The Enhanced U.S. Large Company Portfolio..................            --                (963)          (963)
The U.S. Large Cap Value Portfolio.........................        17,397                  --         17,397
The U.S. 4-10 Value Portfolio..............................           106                  --            106
The U.S. 6-10 Value Portfolio..............................       211,880                  --        211,880
The U.S. 6-10 Small Company Portfolio......................        41,245                  --         41,245
The U.S. 9-10 Small Company Portfolio......................       183,855                  --        183,855
The DFA Real Estate Securities Portfolio...................        11,413             (10,629)           784
The Large Cap International Portfolio......................        82,173             (19,535)        61,606
The International Small Company Portfolio..................        25,230             (74,970)       (49,740)
The Japanese Small Company Portfolio.......................        24,224            (171,004)      (146,780)
The Pacific Rim Small Company Portfolio....................        25,782             (71,025)       (45,243)
The United Kingdom Small Company Portfolio.................        24,079             (16,776)         7,303
The Continental Small Company Portfolio....................        79,219             (45,394)        33,825
The DFA International Small Cap Value Portfolio............        59,427            (193,602)      (134,175)
The Emerging Markets Portfolio.............................       105,609             (76,281)        29,328
The Emerging Markets Small Cap Portfolio...................            --              (1,111)        (1,111)
The DFA One-Year Fixed Income Portfolio....................            --              (3,394)        (3,394)
The DFA Two-Year Global Fixed Income Portfolio.............            --              (7,222)        (7,222)
The DFA Five-Year Government Portfolio.....................            --              (2,849)        (2,849)
The DFA Five-Year Global Fixed Income Portfolio............            --             (30,587)       (30,587)
The DFA Intermediate Government Fixed Income Portfolio.....            --             (17,998)       (17,998)

    At May 31, 2000, the following Portfolios had capital loss carryforwards for federal income tax purposes:

                                                                             EXPIRES ON NOVEMBER 30,
                                                                          -----------------------------
                                                    2002       2003       2004       2005        2006         2007         TOTAL
                                                    ----      ------      ----      ------      -------      -------      -------
                                                                             (AMOUNTS IN THOUSANDS)
                                                                          -----------------------------
The DFA Real Estate Securities Portfolio......      $134          --      $381          --      $   127      $ 1,594      $ 2,236
The International Small Company Portfolio.....        --          --        --          --           --           55           55
The Japanese Small Company Portfolio..........        --          --        --      $1,532        7,918        2,826       12,276
The Pacific Rim Small Company Portfolio.......        --          --        --          --           --       10,439       10,439
The DFA International Small Cap Value
 Portfolio....................................        --          --        --          --           --        4,269        4,269
The Emerging Markets Portfolio................        --          --        --          --       19,586        1,825       21,411
The DFA One-Year Fixed Income Portfolio.......        --          --        --          --           --          184          184
The DFA Five-Year Government Portfolio........        --      $7,871       887          --           --           70        8,828
The DFA Five-Year Global Fixed Income
 Portfolio....................................        --          --        --          --           --          275          275

F. COMPONENTS OF NET ASSETS AND SHARES AUTHORIZED:

                                           AT MAY 31, 2000 NET ASSETS CONSIST OF:
                     ----------------------------------------------------------------------------------
                                        (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                                                             UNREALIZED
                                UNDISTRIBUTED               UNDISTRIBUTED   APPRECIATION    UNREALIZED
                                     NET                    NET REALIZED  (DEPRECIATION) OF NET FOREIGN
                                 INVESTMENT   UNDISTRIBUTED    FOREIGN       INVESTMENT      EXCHANGE               NUMBER OF
                      PAID-IN      INCOME     NET REALIZED    EXCHANGE     SECURITIES AND      GAIN     TOTAL NET    SHARES
                      CAPITAL      (LOSS)      GAIN (LOSS)   GAIN (LOSS)  FOREIGN CURRENCY    (LOSS)      ASSETS   AUTHORIZED
                     ---------- ------------- ------------- ------------- ----------------- ----------- ---------- -----------
The U.S. Large
 Company
 Portfolio.......... $  758,596    $ 2,421      $ (9,515)           --        $ 344,181            --   $1,095,683 200,000,000
The Enhanced U.S.
 Large Company
 Portfolio..........     96,153        (60)        2,585            --            1,980            --      100,658 100,000,000
The U.S. Large Cap
 Value Portfolio....  1,065,209       (493)      145,304            --           52,076            --    1,262,096 200,000,000
The U.S. 4-10 Value
 Portfolio..........      2,253         (1)           --            --              106            --        2,358 100,000,000
The U.S. 6-10 Value
 Portfolio..........  2,265,245     (3,568)      126,152            --          285,683            --    2,673,512 300,000,000
The U.S. 6-10 Small
 Company
 Portfolio..........    377,962       (675)       11,939            --           62,415            --      451,641 100,000,000
The U.S. 9-10 Small
 Company
 Portfolio..........  1,017,738     37,285       147,350            --          226,450            --    1,428,823 300,000,000
The DFA Real Estate
 Securities
 Portfolio..........    177,630      3,330        (6,115)           --            4,396            --      179,241 100,000,000
The Large Cap
 International
 Portfolio..........    293,874      1,578          (453)      $    16           62,124       $   (62)     357,077 150,000,000
The International
 Small Company
 Portfolio..........    323,477      2,643         5,784            (9)         (49,624)          (36)     282,235 100,000,000
The Japanese Small
 Company
 Portfolio..........    279,798        456       (14,847)           14         (143,690)          (17)     121,714 50,000,000
The Pacific Rim
 Small Company
 Portfolio..........    148,976        405        (3,393)          (36)         (45,111)           --      100,841 50,000,000
The United Kingdom
 Small Company
 Portfolio..........     51,813      1,066         4,607           (29)           7,358            (8)      64,807 20,000,000
The Continental
 Small Company
 Portfolio..........     99,786      2,143         3,722            31           33,898            (8)     139,572 50,000,000
The DFA
 International Small
 Cap Value
 Portfolio..........    590,054      3,424        17,408          (142)        (134,173)          (81)     476,490 200,000,000
The Emerging Markets
 Portfolio..........    318,868       (387)      (12,439)         (112)          30,023            12      335,965 100,000,000
The Emerging Markets
 Small Cap
 Portfolio..........     14,016         26           929           (11)          (1,111)           --       13,849 100,000,000
The DFA One-Year
 Fixed Income
 Portfolio..........    687,108        125        (5,044)           --            1,344            --      683,533 300,000,000
The DFA Two-Year
 Global Fixed Income
 Portfolio..........    525,907       (173)       (4,393)           --           (2,867)           --      518,474 200,000,000
The DFA Five-Year
 Government
 Portfolio..........    224,903      5,019        (9,684)           --           (2,849)           --      217,389 100,000,000
The DFA Five-Year
 Global Fixed Income
 Portfolio..........    489,761      7,471        (8,990)       33,663          (30,588)       (3,526)     487,791 100,000,000
The DFA Intermediate
 Government Fixed
 Income Portfolio...    281,752      4,061          (421)           --          (17,998)           --      267,394 100,000,000

G. FINANCIAL INSTRUMENTS:

    In accordance with the Portfolios' Investment Objectives and Policies, the Portfolios may invest, either directly or through its investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Portfolios may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

All open repurchase agreements were entered into on May 31, 2000.

    2. FORWARD CURRENCY CONTRACTS: The DFA Five-Year Global Fixed Income Portfolio may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2000, The DFA Five-Year Global Fixed Income Portfolio had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

                                                                                                UNREALIZED
                                                                                                  FOREIGN
     EXPIRATION                                                   CONTRACT        VALUE AT       EXCHANGE
        DATE                        CURRENCY SOLD                  AMOUNT       MAY 31, 2000    GAIN (LOSS)
---------------------   --------------------------------------  -------------   -------------   -----------
      06/05/00              8,306,180   British Pounds          $ 12,941,639    $ 12,416,078    $   525,561
      06/05/00             41,800,449   Canadian Dollars          27,949,629      27,912,743         36,886
      06/05/00            175,778,172   European Currency Unit   159,346,577     163,067,133     (3,720,556)
      06/05/00            258,085,466   Swedish Krona             29,099,363      28,647,038        452,325
      06/08/00          8,384,514,402   Japanese Yen              77,899,616      77,982,715        (83,099)
      06/22/00             64,210,224   Australian Dollars        36,734,777      36,642,351         92,426
      06/22/00            102,424,533   Danish Krone              12,273,068      12,739,924       (466,856)
                                                                ------------    ------------    -----------
                                                                $356,244,669    $359,407,982    $(3,163,313)
                                                                ============    ============    ===========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The DFA Five-Year Global Fixed Income Portfolio will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKETS RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

H. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2000, borrowings under the line were as follows:

                                            WEIGHTED       WEIGHTED     NUMBER OF   INTEREST  MAXIMUM AMOUNT
                                             AVERAGE       AVERAGE        DAYS      EXPENSE   BORROWED DURING
                                          INTEREST RATE  LOAN BALANCE  OUTSTANDING  INCURRED    THE PERIOD
                                          -------------  ------------  -----------  --------  ---------------
The DFA Real Estate Securities
  Portfolio.............................      6.00%       $  716,429        7        $  836     $ 1,415,000
The DFA Japanese Small Company
  Portfolio.............................      6.32%        6,000,000        1         1,053       6,000,000
The DFA Pacific Rim Small Company
  Portfolio.............................      6.30%        2,320,000        3         1,217       4,000,000
The United Kingdom Small Company
  Portfolio.............................      6.01%          583,750        8           780       1,310,000
The Continental Small Company
  Portfolio.............................      6.03%          175,000        2            59         300,000
The DFA International Small Cap Value
  Portfolio.............................      6.33%        1,583,333        9         2,506      10,000,000

There were no outstanding borrowings under the line of credit at May 31, 2000.

I. REIMBURSEMENT FEES:

    Shares of The Japanese Small Company Portfolio, The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio, The International Small Company Portfolio, The Emerging Markets Portfolio, The Emerging Markets Small Cap Portfolio and The DFA International Small Cap Value Portfolio are sold at a public offering price which is equal to the current net asset value of such shares plus a reimbursement fee. Reimbursement fees are recorded as an addition to paid in capital.

    The reimbursement fees for The Japanese Small Company Portfolio and The Emerging Markets Portfolio are .50% of the net asset value of their shares. The reimbursement fees for The Pacific Rim Small Company Portfolio, The Continental Small Company Portfolio and The Emerging Markets Small Cap Portfolio are 1.00% of the net asset value of their shares. The reimbursement fee for The DFA International Small Cap Value Portfolio and The International Small Company Portfolio is .675% of the net asset value of their shares.

J. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers and Fuji Securities, which was in turn collateralized by U.S.

Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Portfolio and value of collateral on overnight repurchase agreements at May 31, 2000, was as follows:

                                                                                       VALUE OF
                                                    MARKET VALUE       VALUE OF      COLLATERAL ON
                                                    OF SECURITIES   COLLATERAL AND    REPURCHASE
DOMESTIC EQUITY PORTFOLIOS                             ON LOAN      IDEMNIFICATION    AGREEMENTS
--------------------------                          -------------   --------------   -------------
The DFA Real Estate Securities Portfolio..........   $     3,000      $     3,600     $     3,693

INTERNATIONAL EQUITY PORTFOLIOS
-------------------------------
The Large Cap International Portfolio.............    40,492,761       42,325,594      46,080,235
The DFA International Small Cap Value Portfolio...    41,634,657       46,538,812      48,357,843

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2000

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The DFA International Value Series of The DFA
  Investment Trust Company (44,793,667 Shares, Cost
  $490,078)++ at Value+.....................................  $   547,379
Receivable for Investment Securities Sold...................          242
Receivable for Fund Shares Sold.............................          243
Prepaid Expenses and Other Assets...........................           17
                                                              -----------
    Total Assets............................................      547,881
                                                              -----------

LIABILITIES:
Payable for Fund Shares Redeemed............................          484
Accrued Expenses............................................          130
                                                              -----------
    Total Liabilities.......................................          614
                                                              -----------

NET ASSETS..................................................  $   547,267
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   43,143,846
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     12.68
                                                              ===========

COMPONENTS OF NET ASSETS:
Paid-In-Capital.............................................  $   467,147
Accumulated Net Investment Loss.............................         (279)
Undistributed Net Realized Gain.............................       23,098
Unrealized Appreciation of Investment Securities............       57,301
                                                              -----------
    Total Net Assets........................................  $   547,267
                                                              ===========

--------------

+  See Note B to the financial statements.

++ The cost for federal income tax purposes is $497,543.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000

                             (AMOUNTS IN THOUSANDS)

                                  (UNAUDITED)

INVESTMENT INCOME
    Income Distributions Received From The DFA Investment
     Trust Company..........................................         $ 1,398
                                                                     -------

EXPENSES
    Administrative Services.................................             473
    Accounting & Transfer Agent Fees........................              16
    Legal Fees..............................................              13
    Audit Fees..............................................               2
    Filing Fees.............................................              18
    Shareholders' Reports...................................              18
    Directors' Fees and Expenses............................               4
    Other...................................................               1
                                                                     -------
      Total Expenses........................................             545
                                                                     -------
    NET INVESTMENT INCOME...................................             853
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......

Capital Gain Distributions Received from The DFA Investment
  Trust Company.............................................          27,596

Net Realized Loss on Investment Securities Sold.............          (1,312)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................         (33,369)
                                                                     -------

    NET LOSS ON INVESTMENT SECURITIES.......................          (7,085)
                                                                     -------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(6,232)
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2000             1999
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................          $    853         $ 10,398
    Capital Gain Distribution Received from The DFA
      Investment Trust Company..............................            27,596              966
    Net Realized Gain (Loss) on Investment Securities
      Sold..................................................            (1,312)           4,109
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................           (33,369)          42,239
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            (6,232)          57,712
                                                                      --------         --------

Distributions From:
    Net Investment Income...................................            (1,930)         (10,602)
    Net Realized Gains......................................            (6,381)          (1,572)
                                                                      --------         --------
        Total Distributions.................................            (8,311)         (12,174)
                                                                      --------         --------
Capital Share Transactions (1):
    Shares Issued...........................................           184,782          126,813
    Shares Issued in Lieu of Cash Distributions.............             8,296           12,172
    Shares Redeemed.........................................           (84,981)        (166,397)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................           108,097          (27,412)
                                                                      --------         --------
        Total Increase......................................            93,554           18,126
NET ASSETS
    Beginning of Period.....................................           453,713          435,587
                                                                      --------         --------
    End of Period...........................................          $547,267         $453,713
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            14,496           10,154
    Shares Issued in Lieu of Cash Distributions.............               635              983
    Shares Redeemed.........................................            (6,699)         (13,104)
                                                                      --------         --------
                                                                         8,432           (1,967)
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     THE DFA INTERNATIONAL VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2000          1999         1998         1997         1996         1995
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  13.07      $  11.88     $  10.94     $  11.90     $  10.55     $  10.06
                                      --------      --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............       0.01          0.28         0.24         0.19         0.21         0.19
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      (0.15)         1.24         1.08        (0.65)        1.31         0.51
                                      --------      --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................      (0.14)         1.52         1.32        (0.46)        1.52         0.70
                                      --------      --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.06)        (0.29)       (0.24)       (0.21)       (0.17)       (0.19)
  Net Realized Gains...............      (0.19)        (0.04)       (0.14)       (0.29)          --        (0.02)
                                      --------      --------     --------     --------     --------     --------
  Total Distributions..............      (0.25)        (0.33)       (0.38)       (0.50)       (0.17)       (0.21)
                                      --------      --------     --------     --------     --------     --------
Net Asset Value, End of Period.....   $  12.68      $  13.07     $  11.88     $  10.94     $  11.90     $  10.55
                                      ========      ========     ========     ========     ========     ========
Total Return.......................      (1.20)%#      12.96%       12.29%       (4.04)%      14.54%        6.95%

Net Assets, End of Period
  (thousands)......................   $547,267      $453,713     $435,587     $370,117     $316,708     $245,243
Ratio of Expenses to Average Net
  Assets**.........................       0.52%*        0.52%        0.53%        0.56%        0.56%        0.65%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses)**........       0.52%*        0.52%        0.53%        0.56%        0.57%        0.72%
Ratio of Net Investment Income to
  Average Net Assets...............       0.36%*        2.21%        2.04%        1.72%        2.22%        1.79%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       0.36%*        2.21%        2.04%        1.72%        2.21%        1.71%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         17%*           6%          15%          23%          12%          10%

--------------

*   Annualized

#   Non-annualized

** Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which The DFA International Value Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series") a corresponding series of The DFA Investment Trust Company. At May 31, 2000, the Portfolio owned 33% of the outstanding shares of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net short-term capital gain distributions from The DFA Investment Trust Company and/or foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and reimburse the Portfolio through March 28, 1996 to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.65% of average daily net assets.

D. INVESTMENTS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................    $49,836
Gross Unrealized Depreciation...............................         --
                                                                -------
Net.........................................................    $49,836
                                                                =======

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2000.

                        THE DFA INVESTMENT TRUST COMPANY

                         THE U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (100.0%)
 *3COM Corp............................................       90,300   $    3,778,491
 Abbott Laboratories...................................      404,400       16,454,025
 *Adaptec, Inc.........................................       27,400          540,294
 *ADC Telecommunications, Inc..........................       79,200        5,316,300
 Adobe Systems, Inc....................................       31,200        3,510,975
 *Advanced Micro Devices, Inc..........................       38,800        3,159,775
 *AES Corp.............................................       57,000        4,973,250
 Aetna, Inc............................................       37,500        2,503,125
 AFLAC, Inc............................................       70,000        3,618,125
 Air Products & Chemicals, Inc.........................       60,500        2,094,812
 Alberto-Culver Co. Class B............................       14,700          386,794
 Albertson's Inc.......................................      111,400        4,080,025
 Alcan Aluminum, Ltd...................................       57,800        1,896,562
 Alcoa, Inc............................................      114,596        6,696,704
 Allegheny Teledyne, Inc...............................       21,950          495,247
 Allergan, Inc.........................................       34,700        2,383,456
 *Allied Waste Industries, Inc.........................       49,700          506,319
 Allstate Corp.........................................      211,900        5,615,350
 Alltel Corp...........................................       82,700        5,411,681
 *Altera Corp..........................................       52,700        4,527,259
 *Alza Corp............................................       27,000        1,371,937
 Amerada Hess Corp.....................................       23,900        1,586,362
 Ameren Corp...........................................       36,200        1,328,087
 *America Online, Inc..................................      600,600       31,831,800
 American Electric Power Co., Inc......................       51,100        1,817,244
 American Express Co...................................      353,500       19,022,719
 American General Corp.................................       64,900        4,157,656
 American Greetings Corp. Class A......................       17,000          316,625
 American Home Products Corp...........................      343,700       18,516,837
 American International Group, Inc.....................      407,300       45,846,706
 *American Power Conversion Corp.......................       50,800        1,798,637
 *Amgen, Inc...........................................      268,700       17,104,434
 *AMR Corp.............................................       39,100        1,114,350
 AmSouth Bancorporation................................      102,900        1,858,631
 Anadarko Petroleum Corp...............................       33,500        1,777,594
 *Analog Devices, Inc..................................       92,100        7,091,700
 *Andrew Corp..........................................       21,200          745,312
 Anheuser-Busch Companies, Inc.........................      122,600        9,501,500
 AON Corp..............................................       67,500        2,370,937
 Apache Corp...........................................       30,000        1,826,250
 *Apple Computer, Inc..................................       42,700        3,588,134
 *Applied Materials, Inc...............................      201,600       16,839,900
 Archer-Daniels Midland Co.............................      159,800        1,907,612
 Armstrong Holdings, Inc...............................       10,600          182,187
 Ashland, Inc..........................................       18,700          653,331
 Associates First Capital Corp. Class A................      191,800        5,262,512
 AT & T Corp...........................................      840,800       29,165,250
 Autodesk, Inc.........................................       16,200          599,906
 Automatic Data Processing, Inc........................      166,000        9,119,625
 *Autozone, Inc........................................       36,300        1,016,400
 Avery Dennison Corp...................................       29,800        1,825,250
 Avon Products, Inc....................................       63,700        2,631,606
 B B & T Corp..........................................       91,500        2,682,094
 Baker Hughes, Inc.....................................       86,700        3,142,875
                                                            SHARES             VALUE+
                                                            ------             ------
 Ball Corp.............................................        8,000   $      237,500
 Bank of America Corp..................................      449,100       24,953,119
 Bank of New York Co., Inc.............................      193,600        9,087,100
 Bank One Corp.........................................      301,900        9,981,569
 Bard (C.R.), Inc......................................       13,500          615,937
 Barrick Gold Corp.....................................      103,900        1,876,694
 Bausch & Lomb, Inc....................................       13,900          966,050
 Baxter International, Inc.............................       76,700        5,100,550
 Bear Stearns Companies, Inc...........................       29,900        1,177,312
 Becton Dickinson & Co.................................       66,200        1,932,212
 *Bed, Bath and Beyond, Inc............................       37,000        1,362,062
 Bell Atlantic Corp....................................      408,500       21,599,437
 Bellsouth Corp........................................      495,200       23,119,650
 Bemis Co., Inc........................................       13,800          474,375
 *Best Buy Co., Inc....................................       54,000        3,456,000
 Bestfoods, Inc........................................       73,400        4,734,300
 *Bethlehem Steel Corp.................................       34,500          133,687
 *Biogen, Inc..........................................       39,600        2,156,962
 Biomet, Inc...........................................       29,800        1,073,731
 Black & Decker Corp...................................       22,900          835,850
 Block (H.&R.), Inc....................................       25,900          799,662
 *BMC Software, Inc....................................       64,300        2,827,191
 Boeing Co.............................................      228,500        8,925,781
 Boise Cascade Corp....................................       15,100          439,787
 *Boston Scientific Corp...............................      109,200        2,798,250
 Briggs & Stratton Corp................................        6,100          244,000
 Bristol Myers Squibb Co...............................      522,000       28,742,625
 Brown-Forman Corp. Class B............................       18,100        1,050,931
 Brunswick Corp........................................       24,200          465,850
 Burlington Northern Santa Fe Corp.....................      120,200        2,839,725
 Burlington Resources, Inc.............................       57,100        2,612,325
 *Cabletron Systems, Inc...............................       47,900        1,098,706
 Campbell Soup Co......................................      112,100        3,475,100
 Capital One Financial Corp............................       51,800        2,447,550
 Cardinal Health, Inc..................................       74,000        4,800,750
 Carnival Corp.........................................      162,500        4,407,812
 Carolina Power & Light Co.............................       42,100        1,447,187
 Caterpillar, Inc......................................       93,700        3,584,025
 *Cendant Corp.........................................      185,700        2,460,525
 Centex Corp...........................................       15,600          323,700
 Central & South West Corp.............................       55,900        1,163,419
 CenturyTel, Inc.......................................       36,800          993,600
 *Ceridian Corp........................................       38,106          919,307
 Champion International Corp...........................       25,300        1,846,900
 Chase Manhattan Corp..................................      217,100       16,214,656
 Chevron Corp..........................................      172,700       15,963,956
 Chubb Corp............................................       46,200        3,234,000
 CIGNA Corp............................................       44,300        3,934,394
 Cincinnati Financial Corp.............................       43,100        1,733,428
 Cinergy Corp..........................................       41,793        1,112,739
 Circuit City Stores, Inc. (Carmax Group)..............       53,400        2,659,987
 *Cisco Sytems, Inc....................................    1,801,200      102,499,537
 Citigroup, Inc........................................      887,200       55,172,750
 *Citrix Systems, Inc..................................       47,200        2,485,375

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Clear Channel Communications, Inc....................       89,100   $    6,671,362
 Clorox Co.............................................       62,300        2,468,637
 CMS Energy Corp.......................................       30,500          693,875
 Coastal Corp..........................................       56,100        3,443,137
 Coca-Cola Co..........................................      650,100       34,699,087
 Coca-Cola Enterprises, Inc............................      111,900        1,916,287
 Colgate-Palmolive Co..................................      153,100        8,056,887
 Columbia Gas System, Inc..............................       21,400        1,384,312
 *Comcast Corp. Class A Special........................      244,000        9,249,125
 Comerica, Inc.........................................       41,350        2,093,344
 Compaq Computer Corp..................................      445,700       11,699,625
 Computer Associates International, Inc................      155,000        7,982,500
 *Computer Sciences Corp...............................       44,100        4,230,844
 *Compuware Corp.......................................       95,000          964,844
 *Comverse Tecnology, Inc..............................       40,200        3,674,531
 Conagra, Inc..........................................      129,800        2,993,512
 *Conexant Systems, Inc................................       56,600        2,131,344
 Conoco, Inc...........................................      164,900        4,699,650
 Conseco, Inc..........................................       86,100          538,125
 Consolidated Edison, Inc..............................       58,200        1,898,775
 *Consolidated Stores Corp.............................       29,200          379,600
 Constellation Energy Group............................       39,450        1,353,628
 Cooper Industries, Inc................................       24,900          834,150
 Cooper Tire & Rubber Co...............................       20,000          241,250
 Coors (Adolph) Co. Class B............................        9,700          545,625
 Corning, Inc..........................................       72,400       14,004,875
 *Costco Wholesale Corp................................      117,000        3,740,344
 Countrywide Credit Industries, Inc....................       29,900          919,425
 Crane Co..............................................       17,400          458,925
 Crown Cork & Seal Co., Inc............................       34,100          583,962
 CSX Corp..............................................       57,500        1,250,625
 Cummins Engine Co., Inc...............................       10,900          354,931
 CVS Corp..............................................      103,300        4,493,550
 Dana Corp.............................................       43,242        1,116,184
 Danaher Corp..........................................       37,600        1,811,850
 Darden Restaurants, Inc...............................       33,700          579,219
 Deere & Co............................................       61,800        2,568,562
 *Dell Computer Corp...................................      675,300       29,143,416
 Delphi Automotive Systems Corp........................      148,600        2,684,087
 Delta Air Lines, Inc..................................       33,900        1,743,731
 Deluxe Corp...........................................       19,300          476,469
 Dillards, Inc. Class A................................       27,600          412,275
 Disney (Walt) Co......................................      545,000       22,992,187
 Dollar General Corp...................................       86,950        1,521,625
 Dominion Resources, Inc...............................       62,500        2,859,375
 Donnelley (R.R.) & Sons Co............................       33,400          824,562
 Dover Corp............................................       53,500        2,487,750
 Dow Chemical Co.......................................       57,900        6,198,919
 Dow Jones & Co., Inc..................................       23,500        1,598,000
 DTE Energy Co.........................................       38,300        1,323,744
 Duke Power Co.........................................       96,300        5,609,475
 Dun & Bradstreet......................................       42,300        1,300,725
 DuPont (E.I.) de Nemours & Co., Inc...................      274,700       13,460,300
 Eastern Enterprises...................................        7,100          437,981
 Eastman Chemical Co...................................       20,650          940,866
 Eastman Kodak Co......................................       83,100        4,965,225
 Eaton Corp............................................       19,300        1,400,456
 Ecolab, Inc...........................................       34,100        1,304,325
 Edison International..................................       91,300        1,951,537
 El Paso Energy Corp...................................       60,000        3,090,000
 Electronic Data Systems Corp..........................      124,000        7,974,750
 *EMC Corp. MA.........................................      267,700       31,136,856
                                                            SHARES             VALUE+
                                                            ------             ------
 Emerson Electric Co...................................      113,700   $    6,708,300
 Engelhard Corp........................................       33,174          578,472
 Enron Corp............................................      188,400       13,729,650
 Entergy Corp..........................................       65,100        1,887,900
 Equifax, Inc..........................................       37,200        1,029,975
 Exxon Mobil Corp......................................      909,100       75,739,394
 Fannie Mae............................................      269,600       16,209,700
 Federal Home Loan Mortgage Corp.......................      183,000        8,143,500
 *Federated Department Stores, Inc.....................       55,400        2,132,900
 *FedEx Corp...........................................       76,200        2,695,575
 Fifth Third Bancorp...................................       81,500        5,544,547
 First Data Corp.......................................      110,300        6,183,694
 First Union Corp......................................      260,000        9,148,750
 Firstar Corp..........................................      257,900        6,592,569
 FirstEnergy Corp......................................       61,200        1,537,650
 FleetBoston Financial Corp............................      241,200        9,120,375
 Florida Progress Corp.................................       25,900        1,285,287
 Fluor Corp............................................       20,000          650,000
 *FMC Corp.............................................        8,100          492,075
 Ford Motor Co.........................................      317,700       15,428,306
 Fort James Corp.......................................       57,000        1,289,625
 Fortune Brands, Inc...................................       43,300        1,152,862
 FPL Group, Inc........................................       47,200        2,336,400
 Franklin Resources, Inc...............................       65,300        1,959,000
 *Freeport McMoran Copper & Gold, Inc. Class B.........       43,000          395,062
 Gannett Co., Inc......................................       73,400        4,752,650
 Gap, Inc..............................................      223,900        7,850,494
 *Gateway, Inc.........................................       83,300        4,123,350
 General Dynamics Corp.................................       52,900        3,124,406
 General Electric Co...................................    2,590,800      136,340,850
 General Mills, Inc....................................       79,500        3,155,156
 General Motors Corp...................................      168,500       11,900,312
 Genuine Parts Co......................................       46,775        1,116,753
 Georgia-Pacific Corp..................................       45,100        1,477,025
 Gillette Co...........................................      282,500        9,428,437
 *Global Crossing, Ltd.................................      205,100        5,146,728
 Golden West Financial Corp............................       42,400        1,770,200
 Goodrich (B.F.) Co....................................       29,100        1,033,050
 Goodyear Tire & Rubber Co.............................       41,200        1,024,850
 GPU, Inc..............................................       32,600          920,950
 Grainger (W.W.), Inc..................................       24,700          986,456
 Great Atlantic & Pacific Tea Co., Inc.................       10,100          185,587
 Great Lakes Chemical Corp.............................       14,300          396,825
 GTE Corp..............................................      255,800       16,179,350
 *Guidant Corp.........................................       80,800        4,090,500
 Halliburton Co........................................      116,200        5,926,200
 Harcourt General, Inc.................................       18,723          739,558
 Harley-Davidson, Inc..................................       79,600        2,965,100
 *Harrahs Entertainment, Inc...........................       33,900          669,525
 Hartford Financial Services Group, Inc................       58,500        3,458,812
 Hasbro, Inc...........................................       46,198          756,492
 HCA - The Heathcare Company...........................      148,500        4,009,500
 *Healthsouth Corp.....................................      101,700          654,694
 Heinz (H.J.) Co.......................................       93,500        3,664,031
 Hercules, Inc.........................................       28,000          463,750
 Hershey Foods Corp....................................       36,500        1,893,437
 Hewlett-Packard Co....................................      264,400       31,761,050
 Hilton Hotels Corp....................................       97,100          825,350
 Home Depot, Inc.......................................      605,900       29,575,494
 Homestake Mining Co...................................       68,500          462,375
 Honeywell International, Inc..........................      208,400       11,396,875

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Household International, Inc..........................      123,900   $    5,823,300
 *Humana, Inc..........................................       44,100          248,062
 Huntington Bancshares, Inc............................       60,300        1,172,081
 Ikon Office Solutions, Inc............................       39,500          197,500
 Illinois Tool Works, Inc..............................       79,000        4,586,937
 IMS Health, Inc.......................................       81,000        1,336,500
 *Inco, Ltd............................................       50,500          820,625
 Ingersoll-Rand Co.....................................       43,100        1,963,744
 Intel Corp............................................      879,200      109,652,725
 International Business Machines Corp..................      474,400       50,909,050
 International Flavors & Fragrances, Inc...............       27,700          941,800
 International Paper Co................................      109,000        3,794,562
 Interpublic Group of Companies, Inc...................       73,800        3,168,787
 ITT Industries, Inc...................................       23,200          801,850
 Jefferson-Pilot Corp..................................       27,575        1,892,334
 Johnson & Johnson.....................................      366,000       32,757,000
 Johnson Controls, Inc.................................       22,500        1,281,094
 *K Mart Corp..........................................      128,100        1,088,850
 Kansas City Southern Industries, Inc..................       29,000        1,950,250
 Kaufman & Broad Home Corp.............................       12,600          218,137
 Kellogg Co............................................      106,800        3,244,050
 Kerr-McGee Corp.......................................       25,100        1,498,156
 Keycorp...............................................      117,600        2,469,600
 Kimberly Clark Corp...................................      146,000        8,833,000
 *KLA-Tencor Corp......................................       48,200        2,387,406
 Knight Ridder, Inc....................................       20,400        1,081,200
 *Kohls Corp...........................................       86,000        4,450,500
 *Kroger Co............................................      219,800        4,368,525
 Leggett and Platt, Inc................................       51,700        1,037,231
 Lehman Brothers Holdings, Inc.........................       31,700        2,446,844
 *Lexmark International Group, Inc.....................       33,700        2,350,575
 Lilly (Eli) & Co......................................      287,200       21,863,100
 Limited, Inc..........................................      112,800        2,721,300
 Lincoln National Corp.................................       51,400        1,991,750
 Linear Technology Corp................................       82,000        4,840,562
 Liz Claiborne, Inc....................................       15,600          613,275
 Lockheed Martin Corp..................................      104,314        2,555,693
 Loews Corp............................................       27,900        1,837,912
 Longs Drug Stores Corp................................       10,400          209,950
 Louisiana-Pacific Corp................................       28,000          315,000
 Lowe's Companies, Inc.................................      100,500        4,679,531
 *LSI Logic Corp.......................................       78,400        4,130,700
 Lucent Technologies, Inc..............................      838,900       48,131,888
 Mallinckrodt, Inc.....................................       18,100          523,769
 *Manor Care, Inc......................................       27,100          191,394
 Marriott International, Inc. Class A..................       65,600        2,378,000
 Marsh & McLennan Companies, Inc.......................       70,300        7,737,394
 Masco Corp............................................      117,700        2,317,219
 Mattel, Inc...........................................      110,700        1,501,369
 *Maxim Integrated Products, Inc.......................       73,200        4,641,338
 May Department Stores Co..............................       87,400        2,627,463
 Maytag Corp...........................................       22,200          727,050
 MBIA, Inc.............................................       26,200        1,514,688
 MBNA Corp.............................................      211,000        5,881,625
 McDermott International, Inc..........................       15,700          157,000
 McDonalds Corp........................................      356,200       12,756,413
 McGraw-Hill Companies, Inc............................       51,600        2,654,175
 McKesson HBOC, Inc....................................       74,100        1,218,019
 Mead Corp.............................................       27,100          835,019
 *Mediaone Group.......................................      161,200       10,770,175
 Medtronic, Inc........................................      314,200       16,220,575
 Mellon Financial Corp.................................      133,900        5,163,519
                                                            SHARES             VALUE+
                                                            ------             ------
 Merck & Co., Inc......................................      615,100   $   45,901,838
 Meredith Corp.........................................       13,500          410,906
 Merrill Lynch & Co., Inc..............................       97,600        9,625,800
 MGIC Investment Corp..................................       27,800        1,377,838
 *Micron Technology, Inc...............................      142,300        9,952,106
 *Microsoft Corp.......................................    1,370,000       85,667,813
 Milacron, Inc.........................................        9,800          154,963
 Millipore Corp........................................       11,900          861,263
 Minnesota Mining & Manufacturing Co...................      104,800        8,986,600
 *Mirage Resorts, Inc..................................       50,800        1,063,625
 Molex, Inc............................................       51,600        2,518,725
 Morgan (J.P.) & Co., Inc..............................       45,800        5,896,750
 Morgan Stanley Dean Witter
   Discover & Co.......................................      300,000       21,581,250
 Motorola, Inc.........................................      186,500       17,484,375
 Nabisco Group Holdings Corp...........................       85,900        1,873,694
 Nacco Industries, Inc. Class A........................        2,200           83,050
 National City Corp....................................      162,200        3,244,000
 *National Semiconductor Corp..........................       45,200        2,429,500
 National Service Industries, Inc......................       10,700          232,725
 *Navistar International Corp..........................       16,600          533,275
 *NCR Corp.............................................       25,500        1,075,781
 *Network Appliance Corp...............................       80,100        5,168,953
 New Century Energies, Inc.............................       30,500        1,025,563
 New York Times Class A................................       45,200        1,734,550
 Newell Rubbermaid, Inc................................       74,333        1,951,241
 Newmont Mining Corp...................................       44,058        1,016,088
 *Nextel Communications Corp. Class A..................       95,800        8,870,481
 *Niagara Mohawk Holdings, Inc.........................       46,700          685,906
 Nicor, Inc............................................       12,400          454,925
 Nike, Inc. Class B....................................       72,600        3,112,725
 Nordstrom, Inc........................................       35,400          889,425
 Norfolk Southern Corp.................................      100,600        1,791,938
 Nortel Network Corp...................................      760,200       41,288,363
 Northern States Power Co. MN..........................       40,800          902,700
 Northern Trust Corp...................................       58,500        3,848,203
 Northrop Grumman Corp.................................       18,300        1,402,238
 *Novell, Inc..........................................       86,000          713,531
 Nucor Corp............................................       23,000          894,125
 Occidental Petroleum Corp.............................       96,800        2,292,950
 *Office Depot, Inc....................................       86,600          611,613
 Old Kent Financial Corp...............................       35,000        1,163,750
 Omnicom Group, Inc....................................       46,600        3,911,488
 Oneok, Inc............................................        8,100          235,913
 *Oracle Systems Corp..................................      742,500       53,320,781
 Owens Corning.........................................       14,400          222,300
 *Owens-Illinois, Inc..................................       39,500          444,375
 Paccar, Inc...........................................       20,620          864,751
 *Pactiv Corporation...................................       45,100          403,081
 Paine Webber Group, Inc...............................       37,700        1,694,144
 Pall Corp.............................................       32,700          686,700
 *Parametric Technology Corp...........................       72,400          771,513
 Parker-Hannifin Corp..................................       29,525        1,230,823
 Paychex, Inc..........................................       97,650        3,420,802
 PE Corp. - PE Biosystems Group........................       54,200        3,008,100
 PECO Energy Co........................................       48,800        2,144,150
 Penney (J.C.) Co., Inc................................       68,600        1,243,375
 Peoples Energy Corp...................................        9,400          319,013
 *Peoplesoft, Inc......................................       70,600          977,369
 Pepsico, Inc..........................................      383,200       15,591,450
 PerkinElmer, Inc......................................       12,600          661,500
 Pfizer, Inc...........................................    1,018,700       45,395,819

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 PG&E Corp. (Holding Co.)..............................      101,100   $    2,622,281
 Pharmacia Corp........................................      329,226       17,099,175
 Phelps Dodge Corp.....................................       21,241          953,190
 Philip Morris Companies, Inc..........................      623,000       16,275,875
 Phillips Petroleum Co.................................       66,700        3,818,575
 Pinnacle West Capital Corp............................       22,300          797,225
 Pitney Bowes, Inc.....................................       69,900        3,040,650
 Placer Dome, Inc......................................       85,700          707,025
 PNC Bank Corp.........................................       77,500        3,904,063
 Polaroid Corp.........................................       11,700          224,494
 Potlatch Corp.........................................        7,600          287,850
 PPG Industries, Inc...................................       45,800        2,269,963
 PPL Corp..............................................       37,900          895,388
 Praxair, Inc..........................................       41,900        1,759,800
 Price (T. Rowe) Associates, Inc.......................       31,500        1,203,891
 Procter & Gamble Co...................................      346,400       23,035,600
 Progressive Corp......................................       19,200        1,802,400
 Providian Financial Corp..............................       37,300        3,317,369
 Public Service Enterprise Group, Inc..................       57,600        2,145,600
 Pulte Corp............................................       11,400          252,938
 Quaker Oats Co........................................       35,200        2,589,400
 *QUALCOMM, Inc........................................      194,000       12,870,688
 *Quintiles Transnational Corp.........................       30,300          447,872
 Radioshack Corp.......................................       50,960        2,162,615
 Ralston Purina Group..................................       79,500        1,475,719
 Raytheon Co. Class B..................................       89,200        2,090,625
 *Reebok International, Ltd............................       14,800          205,350
 Regions Financial Corp................................       57,500        1,299,141
 Reliant Energy, Inc...................................       77,900        2,220,150
 *Rite Aid Corp........................................       68,200          473,138
 Rockwell International Corp...........................       49,800        2,041,800
 Rohm & Haas Co........................................       57,700        1,969,013
 *Rowan Companies, Inc.................................       24,300          754,819
 Royal Dutch Petroleum Co. Den Haag (N.Y. Registry)....      564,300       35,233,481
 Russell Corp..........................................        8,700          193,575
 Ryder System, Inc.....................................       15,600          299,325
 *Sabre Holdings Corp..................................       34,122          981,008
 Safeco Corp...........................................       34,200          838,969
 *Safeway, Inc.........................................      134,100        6,185,363
 *Saint Jude Medical, Inc..............................       22,150          796,016
 Saint Paul Companies, Inc.............................       59,742        2,240,325
 *Sapient Corp.........................................       15,300        1,528,566
 Sara Lee Corp.........................................      239,200        4,305,600
 SBC Communications, Inc...............................      897,800       39,222,638
 Schering-Plough Corp..................................      386,700       18,706,613
 Schlumberger, Ltd.....................................      144,600       10,637,138
 Schwab (Charles) Corp.................................      323,700        9,306,375
 Scientific-Atlanta, Inc...............................       41,600        2,345,200
 *Seagate Technology, Inc..............................       56,800        3,294,400
 Seagram Co., Ltd......................................      114,100        5,441,144
 *Sealed Air Corp......................................       22,092        1,237,152
 Sears, Roebuck & Co...................................       99,500        3,675,281
 Sempra Energy.........................................       53,845        1,012,959
 Shared Medical Systems Corp...........................        7,100          515,638
 Sherwin-Williams Co...................................       43,600        1,013,700
 *Siebel Systems, Inc..................................       50,600        5,918,619
 Sigma-Aldrich Corp....................................       26,500          883,609
 *Silicon Graphics, Inc................................       48,500          321,313
 SLM Holdings Corp.....................................       41,800        1,408,138
 Snap-On, Inc..........................................       15,400          395,588
 *Solectron Corp.......................................      156,000        5,157,750
                                                            SHARES             VALUE+
                                                            ------             ------
 Southern Co...........................................      177,100   $    4,593,531
 SouthTrust Corp.......................................       44,100        1,194,834
 Southwest Airlines Co.................................      132,700        2,546,181
 Springs Industries, Inc. Class A......................        4,750          225,625
 Sprint Corp...........................................      229,200       13,866,600
 *Sprint Corp. (PCS Group).............................      226,700       12,581,850
 Stanley Works.........................................       23,500          631,563
 *Staples, Inc.........................................      123,800        1,814,444
 State Street Corp.....................................       42,100        4,694,150
 Summit Bancorp........................................       46,100        1,322,494
 *Sun Microsystems.....................................      415,600       31,832,363
 Sunoco, Inc...........................................       23,800          769,038
 Suntrust Banks, Inc...................................       84,200        5,030,950
 Supervalu, Inc........................................       36,800          765,900
 Synovus Financial Corp................................       73,700        1,474,000
 Sysco Corp............................................       86,900        3,644,369
 Target Corp...........................................      115,500        7,240,406
 Tektronix, Inc........................................       12,450          666,075
 *Tellabs, Inc.........................................      106,000        6,880,063
 Temple-Inland, Inc....................................       14,700          730,406
 Tenet Healthcare Corp.................................       82,000        2,101,250
 *Teradyne, Inc........................................       44,900        3,861,400
 Texaco, Inc...........................................      145,400        8,351,413
 Texas Corp............................................       72,800        2,602,600
 Texas Instruments, Inc................................      428,000       30,923,000
 Textron, Inc..........................................       39,200        2,459,800
 *Thermo-Electron Corp.................................       41,700          774,056
 Thomas & Betts Corp...................................       15,200          431,300
 Time Warner, Inc......................................      338,700       26,736,131
 Times Mirror Co. Class A..............................       15,900        1,534,350
 Timken Co.............................................       16,300          307,663
 TJX Companies, Inc....................................       81,700        1,766,763
 Torchmark Corp........................................       34,700          943,406
 Tosco Corp............................................       38,000        1,163,750
 *Toys R Us, Inc.......................................       63,200          995,400
 Transocean Sedco Forex, Inc...........................       55,100        2,710,231
 Tribune Co............................................       62,400        2,402,400
 *Tricon Global Restaurants, Inc.......................       39,700        1,163,706
 TRW, Inc..............................................       32,000        1,552,000
 Tupperware Corp.......................................       15,200          335,350
 Tyco International, Ltd...............................      494,900       23,291,231
 U.S. Bancorp..........................................      198,400        5,158,400
 U.S. West, Inc........................................      133,000        9,576,000
 Unicom Corp., Inc.....................................       57,400        2,392,863
 Unilever NV...........................................      150,500        7,647,281
 Union Carbide Corp....................................       35,200        1,925,000
 Union Pacific Corp....................................       65,500        2,771,469
 Union Pacific Resources Group, Inc....................       66,376        1,572,282
 Union Planters Corp...................................       37,100        1,159,375
 *Unisys Corp..........................................       81,700        2,216,113
 United Technologies Corp..............................      125,100        7,560,731
 Unitedhealth Group, Inc...............................       44,900        3,347,856
 Unocal Corp...........................................       63,700        2,448,469
 UnumProvident Corp....................................       63,300        1,436,119
 *USAir Group, Inc.....................................       18,800          799,000
 UST, Inc..............................................       45,000          748,125
 USX-Marathon Group, Inc...............................       81,800        2,223,938
 USX-US Steel Group....................................       23,320          526,158
 *Veritas Software Co..................................      152,500       17,761,484
 VF Corp...............................................       31,100          892,181
 *Viacom, Inc. Class B.................................      401,083       24,867,146
 Vulcan Materials Co...................................       26,300        1,229,525

THE U.S. LARGE COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Wachovia Corp.........................................       53,300   $    3,684,363
 Walgreen Co...........................................      264,700        7,510,863
 Wal-Mart Stores, Inc..................................    1,172,100       67,542,263
 Warner-Lambert Co.....................................      225,900       27,588,038
 Washington Mutual, Inc................................      151,800        4,364,250
 Waste Management, Inc.................................      163,200        3,325,200
 *Watson Pharmaceuticals, Inc..........................       25,300        1,116,363
 *Wellpoint Health Networks, Inc.......................       16,700        1,212,838
 Wells Fargo Company...................................      434,500       19,661,125
 Wendy's International, Inc............................       31,500          616,219
 Westvaco Corp.........................................       26,350          793,794
 Weyerhaeuser Co.......................................       61,900        3,071,788
 Whirlpool Corp........................................       19,700        1,116,744
 Willamette Industries, Inc............................       29,400          955,500
 Williams Companies, Inc...............................      114,497        4,758,782
 Winn-Dixie Stores, Inc................................       38,500          608,781
 *Worldcom, Inc........................................      746,900       28,078,772
 Worthington Industries, Inc...........................       23,500          284,938
 *WR Grace & Co........................................       18,900          237,431
 Wrigley (Wm.) Jr. Co..................................       30,500        2,441,906
 Xerox Corp............................................      174,800        4,741,450
 *Xilinx, Inc..........................................       84,800        6,452,750
 *Yahoo! Inc...........................................      138,500       15,654,828
 Young & Rubicam, Inc..................................       18,300          873,825
                                                                       --------------
TOTAL INVESTMENTS - (100.0%) (Cost $2,217,384,060)++...                $3,202,688,345
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,242,097,583.

                See accompanying Notes to Financial Statements.

                     THE ENHANCED U.S. LARGE COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (54.5%)
BONDS -- (22.6%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................      2,000     $ 1,972,620
Bank Nederlandse Gemeenten NV
    6.125%, 03/27/01...................................      1,000         987,620
Caisse d'Amortissement et de Dette Sociale
    6.500%, 03/11/02...................................      2,600       2,558,400
Citigroup, Inc. Corporate Bonds
    9.500%, 03/01/02...................................      1,950       2,010,937
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................      2,000       1,970,000
General Electric Capital Corp.
    3.000%, 02/08/01...................................      2,600       2,380,384
Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................      1,000       1,007,400
Nederlandse Waterschapsbank NV Medium Term Notes
    5.500%, 02/20/01...................................      2,800       2,764,076
Rabobank Nederland
    6.000%, 03/12/01...................................      2,100       2,076,711
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      2,900       2,856,500
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................      2,000       1,980,000
                                                                       -----------
TOTAL BONDS
  (Cost $22,850,089)...................................                 22,564,648
                                                                       -----------
COMMERCIAL PAPER -- (16.4%)
CDC Financial Products, Inc. C.P.
    6.560%, 07/21/00...................................      2,900       2,873,457
Enterprise Funding Corp. C.P.
    6.080%, 06/05/00...................................      1,200       1,199,125
Oesterreich Kontrollbank C.P.
    5.960%, 06/12/00...................................      1,900       1,896,238
Sigma Finance Corp. C.P.
    6.580%, 07/03/00...................................      1,400       1,391,886
St. Michael Finance, Ltd. C.P.
    6.400%, 06/23/00...................................      1,800       1,792,883
Teco Finance, Inc. C.P.
    6.770%, 06/01/00...................................      1,800       1,800,000
UBS Finance, Inc. C.P.
    6.770%, 06/01/00...................................      3,300       3,300,000
Windmill Funding Corp. C.P.
    6.080%, 06/02/00...................................      2,100       2,099,615
                                                                       -----------
TOTAL COMMERCIAL PAPER
  (Cost $16,353,724)...................................                 16,353,204
                                                                       -----------
VARIABLE RATE OBLIGATIONS -- (7.5%)
Chase Manhattan Corp.
    ***6.430%, 06/12/00................................      2,000       2,006,800
Key Bank N.A.
    ***6.641%, 08/02/00................................      2,000       1,999,600
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Wells Fargo Co.
    ***6.350%, 06/15/00................................      3,500     $ 3,507,000
                                                                       -----------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $7,511,765)....................................                  7,513,400
                                                                       -----------
AGENCY OBLIGATIONS -- (5.0%)
Federal National Mortgage Association
    **6.075%, 07/20/00
      (Cost $4,958,656)................................      5,000       4,956,200
                                                                       -----------
CERTIFICATES OF DEPOSIT -- (3.0%)
Canadian Imperial Bank Corp.
    7.090%, 05/04/01
      (Cost $3,000,000)................................      3,000       2,991,000
                                                                       -----------
TOTAL -- UNITED STATES
  (Cost $54,674,234)...................................                 54,378,452
                                                                       -----------
FRANCE -- (11.4%)
BONDS -- (11.4%)
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................      1,000         931,762
Charbonnages de France
    9.200%, 05/06/01...................................      2,322       2,232,462
Credit Locale de France SA Eurobond
    6.000%, 09/24/01...................................      2,000       1,871,314
France (Government of) BTAN
    4.750%, 03/12/02...................................      3,000       2,769,411
Societe Nationale de Chemins de Fer Francais
    7.750%, 03/01/02...................................     24,600       3,611,091
                                                                       -----------
TOTAL -- FRANCE
  (Cost $12,483,683)...................................                 11,416,040
                                                                       -----------
GERMANY -- (10.2%)
BONDS -- (10.2%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................      2,000       1,839,782
Deutsche Genossen Hypobank International SA
    3.500%, 10/26/01...................................      3,000       2,720,443
Germany (Republic of)
    8.000%, 01/21/02...................................      3,000       2,908,243
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................      3,000       2,723,226
                                                                       -----------
TOTAL -- GERMANY
  (Cost $11,551,614)...................................                 10,191,694
                                                                       -----------
CANADA -- (8.2%)
BONDS -- (8.2%)
Alberta (Province of)
    10.250%, 08/22/01..................................      5,000       3,489,707
Canada (Government of)
    7.000%, 09/01/01...................................      5,000       3,366,184

THE ENHANCED U.S. LARGE COMPANY SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
Canada Mortgage and Housing Corp.
    7.250%, 09/01/01...................................      2,000     $ 1,346,874
                                                                       -----------
TOTAL BONDS
  (Cost $8,403,083)....................................                  8,202,765
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $239).........................................                        232
                                                                       -----------
TOTAL -- CANADA
  (Cost $8,403,322)....................................                  8,202,997
                                                                       -----------
SWEDEN -- (3.5%)
BONDS -- (3.5%)
Sweden (Kingdom of)
    5.500%, 04/12/02
      (Cost $3,602,028)................................     31,000       3,469,725
                                                                       -----------
TOTAL -- SWEDEN
  (Cost $3,602,028)....................................                  3,469,725
                                                                       -----------
UNITED KINGDOM -- (3.1%)
BONDS -- (3.1%)
United Kingdom of Great Britain and Northern
  Ireland/United Kingdom
    10.000%, 02/26/01
      (Cost $3,289,108)................................      2,000       3,068,918
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $381).........................................                        357
                                                                       -----------
TOTAL -- UNITED KINGDOM
  (Cost $3,289,489)....................................                  3,069,275
                                                                       -----------
DENMARK -- (3.0%)
BONDS -- (3.0%)
Denmark (Kingdom of)
    8.000%, 11/15/01
      (Cost $3,386,520)................................     23,000       2,941,671
                                                                       -----------
AUSTRALIA -- (2.9%)
BONDS -- (2.9%)
New South Wales Treasury Corp.
    8.000%, 12/01/01
      (Cost $3,384,472)................................      5,000       2,917,803
                                                                       -----------


                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $437).........................................                $       410
                                                                       -----------
TOTAL -- AUSTRALIA
  (Cost $3,384,909)....................................                  2,918,213
                                                                       -----------
NETHERLANDS -- (2.9%)
BONDS -- (2.9%)
Netherlands (Government of)
    8.750%, 09/15/01
      (Cost $3,181,085)................................      3,000       2,905,739
                                                                       -----------
EMU -- (0.2%)
INVESTMENT IN CURRENCY -- (0.2%)
 *Euro Currency
   (Cost $191,099).....................................                    198,297
                                                                       -----------
TEMPORARY CASH INVESTMENTS -- (0.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $120,933) to be
   repurchased at $118,020
   (Cost $118,000).....................................        118         118,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%) (Cost $104,265,958)++....                $99,810,103
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  The cost for federal income tax purposes is $104,301,863.
   @  Denominated in local currency.
   *  Non-Income Producing Securities
  **  Face amount of securities pledged as margin requirement for open futures contracts.
 ***  Rates shown are the rates as of May 31, 2000, and maturities shown are the next interest readjustment date.

                See accompanying Notes to Financial Statements.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 Aetna, Inc............................................      544,726   $   36,360,460
 Airborne Freight Corp.................................      148,200        2,991,787
 *Airgas, Inc..........................................       28,800          154,800
 AK Steel Holding Corp.................................      675,675        6,545,602
 *Alaska Air Group, Inc................................      111,200        3,461,100
 Albemarle Corp........................................      102,100        2,246,200
 Alcoa, Inc............................................      186,994       10,927,462
 Alexander & Baldwin, Inc..............................      164,000        3,792,500
 *Allegheny Corp.......................................       17,158        2,852,517
 Alliant Energy Corp...................................      217,700        6,027,569
 Allmerica Financial Corp..............................       80,600        4,649,612
 Allstate Corp.........................................      739,500       19,596,750
 Ambac, Inc............................................      140,300        7,067,612
 Amerada Hess Corp.....................................      115,100        7,639,762
 *America West Holdings Corp. Class B..................      108,800        1,938,000
 American Annuity Group, Inc...........................       37,600          641,550
 American Financial Group, Inc.........................      178,100        4,975,669
 American Greetings Corp. Class A......................      190,400        3,546,200
 American National Insurance Co........................       38,900        2,101,816
 Amerus Life Holdings, Inc. Class A....................       45,600          909,150
 *AMR Corp.............................................      565,000       16,102,500
 Arch Coal, Inc........................................       49,022          367,665
 Archer-Daniels Midland Co.............................    2,064,146       24,640,743
 *Arrow Electronics, Inc...............................      333,000       11,675,812
 Ashland, Inc..........................................      249,200        8,706,425
 *AutoNation, Inc......................................    2,068,600       16,290,225
 Avnet, Inc............................................        8,420          582,559
 Bancwest Corp.........................................      367,800        6,873,262
 Bear Stearns Companies, Inc...........................      376,170       14,811,694
 Belo (A.H.) Corp. Class A.............................      331,800        5,329,537
 *Bethlehem Steel Corp.................................      444,400        1,722,050
 Block Drug Co., Inc. Class A..........................        1,127           31,204
 Boise Cascade Corp....................................      176,300        5,134,737
 *Borders Group, Inc...................................       22,700          319,219
 Borg Warner Automotive, Inc...........................      100,800        4,006,800
 Bowater, Inc..........................................      171,600        8,869,575
 Brunswick Corp........................................      297,600        5,728,800
 Burlington Northern Santa Fe Corp.....................    1,835,700       43,368,412
 C.I.T. Group, Inc. Class A............................      289,000        5,292,312
 CBRL Group, Inc.......................................      270,000        3,906,562
 Centex Corp...........................................      229,000        4,751,750
 Champion International Corp...........................      293,700       21,440,100
 Chesapeake Corp.......................................       15,100          493,581
 *Chris-Craft Industries, Inc..........................       76,294        4,644,397
 Cincinnati Financial Corp.............................      490,280       19,718,449
 *CNA Financial Corp...................................      615,800       21,976,362
 Coca-Cola Enterprises, Inc............................    1,203,100       20,603,087
 Commerce Group, Inc...................................       93,100        2,525,337
 Commercial Federal Corp...............................       94,900        1,512,469
 Conseco, Inc..........................................    1,006,800        6,292,500
 Consolidated Papers, Inc..............................      196,100        7,329,237
 *Consolidated Stores Corp.............................      211,500        2,749,500
 Cooper Tire & Rubber Co...............................      306,400        3,695,950
 Corn Products International, Inc......................      116,200        2,854,162
 Countrywide Credit Industries, Inc....................      370,200       11,383,650
 Crompton Corp.........................................        5,637           68,349
                                                            SHARES             VALUE+
                                                            ------             ------
 Crown Cork & Seal Co., Inc............................      424,500   $    7,269,562
 CSX Corp..............................................      875,400       19,039,950
 Cummins Engine Co., Inc...............................      135,200        4,402,450
 Dana Corp.............................................      504,800       13,030,150
 Delphi Automotive Systems Corp........................      258,930        4,676,923
 Delta Air Lines, Inc..................................      422,500       21,732,344
 Dillards, Inc. Class A................................      330,700        4,939,831
 Dime Bancorp, Inc.....................................       53,800          981,850
 Earthgrains Co........................................      114,700        1,892,550
 Eastman Chemical Co...................................       83,200        3,790,800
 Enhance Financial Services Group, Inc.................      116,400        1,600,500
 ENSCO International, Inc..............................       67,900        2,372,256
 EOG Resources, Inc....................................      215,000        6,987,500
 Everest Re Group, Ltd.................................       16,000          544,000
 *Extended Stay America, Inc...........................      355,300        3,197,700
 Federal-Mogul Corp....................................      356,800        3,545,700
 *Federated Department Stores, Inc.....................      651,100       25,067,350
 Financial Security Assurance Holdings, Ltd............       41,800        3,140,225
 Finova Group, Inc.....................................      118,400        1,413,400
 First American Financial Corp.........................      112,300        1,866,987
 First Citizens Bancshares, Inc. NC....................       10,300          621,219
 Florida East Coast Industries, Inc....................       62,500        3,000,000
 *FMC Corp.............................................        1,000           60,750
 Ford Motor Co.........................................    2,145,900      104,210,269
 Fortune Brands, Inc...................................      591,000       15,735,375
 GATX Corp.............................................      143,400        4,830,787
 General Motors Corp...................................    1,494,300      105,534,937
 *General Motors Corp. Class H.........................      389,446       38,336,091
 *Gentiva Health Services..............................        3,325           28,990
 Georgia-Pacific Corp..................................      445,000       14,573,750
 *Golden State Bancorp, Inc............................      156,200        2,743,262
 Golden West Financial Corp............................      247,800       10,345,650
 Goodrich (B.F.) Co....................................      109,100        3,873,050
 Goodyear Tire & Rubber Co.............................      113,400        2,820,825
 Great Atlantic & Pacific Tea Co., Inc.................      135,900        2,497,162
 Greenpoint Financial Corp.............................      265,700        5,546,487
 Harris Corp...........................................      126,400        3,863,100
 Hartford Life, Inc. Class A...........................       20,000        1,003,750
 *Healthsouth Corp.....................................    1,481,200        9,535,225
 *Hearst-Argyle Television, Inc........................      225,000        4,260,937
 Heller Financial, Inc.................................       52,600          992,825
 Helmerich & Payne, Inc................................      151,600        5,647,100
 Hibernia Corp.........................................      301,300        3,879,238
 Hollinger International, Inc. Class A.................      268,700        3,274,781
 Horton (D.R.), Inc....................................      355,300        4,641,106
 *Humana, Inc..........................................      557,100        3,133,688
 IBP, Inc..............................................      344,900        5,690,850
 Ikon Office Solutions, Inc............................      541,400        2,707,000
 *Imation Corp.........................................        1,600           45,300
 IMC Global, Inc.......................................      445,300        6,846,488
 *Ingram Micro, Inc....................................      266,900        4,503,938
 *Interim Services, Inc................................      150,300        3,024,788
 International Paper Co................................      513,041       17,860,240
 *K Mart Corp..........................................    1,650,000       14,025,000
 Keycorp...............................................      840,000       17,640,000
 Lafarge Corp..........................................      257,500        6,566,250

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Lam Research Corp....................................       14,700   $      472,697
 *Lanier Worldwide, Inc................................      101,400          183,788
 Lehman Brothers Holdings, Inc.........................      362,000       27,941,875
 Lennar Corp...........................................       58,000        1,094,750
 *Liberty Corp.........................................       40,400        1,419,050
 Liberty Financial Companies, Inc......................      160,000        3,770,000
 Lincoln National Corp.................................      446,100       17,286,375
 Lockheed Martin Corp..................................      489,500       11,992,750
 Loews Corp............................................      363,400       23,938,975
 Longs Drug Stores Corp................................       50,900        1,027,544
 Louisiana-Pacific Corp................................      335,300        3,772,125
 Lubrizol Corp.........................................      182,000        4,208,750
 Lyondell Chemical Co..................................      303,000        5,056,313
 Mallinckrodt, Inc.....................................      205,300        5,940,869
 *Mandalay Resort Group................................      296,300        6,277,856
 *Manor Care, Inc......................................      222,000        1,567,875
 Mark IV Industries, Inc...............................       85,600        1,819,000
 MBIA, Inc.............................................       92,900        5,370,781
 Mead Corp.............................................      306,300        9,437,869
 Millennium Chemicals, Inc.............................      346,800        6,675,900
 *Mirage Resorts, Inc..................................      669,900       14,026,031
 *Modis Professional Services, Inc.....................       89,500          917,375
 *Mony Group, Inc......................................        5,000          185,313
 Nabisco Group Holdings Corp...........................    1,090,980       23,797,001
 Norfolk Southern Corp.................................    1,294,000       23,049,375
 Northrop Grumman Corp.................................      249,000       19,079,625
 Occidental Petroleum Corp.............................      650,800       15,415,825
 *Officemax, Inc.......................................      384,600        2,091,263
 Ohio Casualty Corp....................................      213,800        2,558,919
 Old Republic International Corp.......................      612,475       10,756,592
 Omnicare, Inc.........................................      360,300        5,944,950
 *Owens-Illinois, Inc..................................      415,500        4,674,375
 Pacific Century Financial Corp........................      227,800        5,125,500
 *Pacificare Health Systems, Inc.......................       51,296        3,324,622
 *Pactiv Corporation...................................      615,100        5,497,456
 *Park Place Entertainment Corp........................      759,800        9,592,475
 Penney (J.C.) Co., Inc................................    1,140,000       20,662,500
 Penzoil Quaker State Co...............................       55,600          611,600
 Phelps Dodge Corp.....................................      212,712        9,545,451
 *Pioneer Natural Resources Co.........................      483,900        7,228,256
 PMI Group, Inc........................................       58,500        2,968,875
 Potlatch Corp.........................................       94,600        3,582,975
 *Premier Parks, Inc...................................      153,600        3,657,600
 *Pride International, Inc.............................       50,000        1,271,875
 Pulte Corp............................................      127,600        2,831,125
 Questar Corp..........................................      271,400        5,512,813
 *R & B Falcon Corp....................................      169,300        3,967,969
 Radian Group, Inc.....................................       47,000        2,585,000
 Rayonier, Inc.........................................       83,000        3,340,750
 Raytheon Co. Class A..................................      321,500        7,575,344
 Raytheon Co. Class B..................................      409,900        9,607,031
 *Rite Aid Corp........................................      457,100        3,171,131
 RJ Reynolds Tobacco Holdings, Inc.....................      448,226       12,438,272
 Russell Corp..........................................      137,400        3,057,150
 Ryder System, Inc.....................................      268,800        5,157,600
 *Sabre Holdings Corp..................................      408,298       11,738,568
 Safeco Corp...........................................      491,200       12,049,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Safety-Kleen Corp....................................      195,700   $      122,313
 Saint Paul Companies, Inc.............................      695,326       26,074,725
 *Saks, Inc............................................      450,200        5,205,438
 Sears, Roebuck & Co...................................      867,500       32,043,281
 *Sensormatic Electronics Corp.........................      196,500        3,082,594
 Service Corp. International...........................      825,600        2,580,000
 *Silicon Graphics, Inc................................      501,700        3,323,763
 *Smurfit-Stone Container Corp.........................       36,026          512,245
 Sovereign Bancorp, Inc................................      744,700        5,108,177
 Spiegel, Inc. Class A Non-Voting......................        9,600           73,350
 Springs Industries, Inc. Class A......................        7,700          365,750
 St. Joe Corp..........................................       78,400        2,347,100
 Starwood Hotels and Resorts Worldwide, Inc............      577,500       17,072,344
 Sunoco, Inc...........................................      329,000       10,630,813
 Supervalu, Inc........................................      286,100        5,954,456
 *Tech Data Corp.......................................       72,500        2,725,547
 Tecumseh Products Co. Class A.........................       58,300        2,632,609
 Tecumseh Products Co. Class B.........................       15,400          665,088
 Temple-Inland, Inc....................................      180,200        8,953,688
 Tenet Healthcare Corp.................................      633,000       16,220,625
 Tenneco Automotive, Inc...............................      123,020          899,584
 Terra Industries, Inc.................................       61,400          130,475
 *Thermo-Electron Corp.................................      485,600        9,013,950
 Tidewater, Inc........................................      164,000        6,375,500
 Timken Co.............................................      274,800        5,186,850
 *Toys R Us, Inc.......................................      819,300       12,903,975
 Trinity Industries, Inc...............................       93,300        2,058,431
 Tyson Foods, Inc. Class A.............................       50,000          493,750
 U.S. Industries, Inc..................................      262,100        3,538,350
 *UAL Corp.............................................      158,400        8,157,600
 Ultramar Diamond Shamrock Corp........................      265,400        6,883,813
 UMB Financial Corp....................................       51,260        1,893,416
 *Unifi, Inc...........................................       73,000          930,750
 Union Pacific Corp....................................      826,200       34,958,588
 Union Pacific Resources Group, Inc....................      773,900       18,331,756
 *United Rentals, Inc..................................      235,400        3,825,250
 Unitrin, Inc..........................................      223,800        7,203,563
 *Unova, Inc...........................................      273,500        3,777,719
 UnumProvident Corp....................................      646,189       14,660,413
 USX-Marathon Group, Inc...............................      916,450       24,915,984
 USX-US Steel Group....................................      314,400        7,093,650
 Valero Energy Corp....................................      268,500        7,853,625
 Valhi, Inc............................................      158,500        1,693,969
 *Venator Group, Inc...................................      590,000        6,379,375
 *Vishay Intertechnology, Inc..........................      199,411       14,108,328
 Wallace Computer Services, Inc........................       31,000          310,000
 Weis Markets, Inc.....................................       20,800          681,200
 Wesco Financial Corp..................................       13,540        3,290,220
 Westvaco Corp.........................................      306,650        9,237,831
 *Wisconsin Central Transportation Corp................        5,900           77,069
 Worthington Industries, Inc...........................      122,800        1,488,950
 *Ziff-Davis, Inc......................................       20,000          168,750
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,774,314,419)................................                 1,791,687,391
                                                                       --------------

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $17,594,688) to be
   repurchased at $17,335,865.
   (Cost $17,333,000)..................................   $   17,333   $   17,333,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,791,647,419)++..............................                $1,809,020,391
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,791,816,976.

                See accompanying Notes to Financial Statements.

                           THE U.S. 4-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (98.3%)
 *3Dfx Interactive, Inc................................      76,000    $    562,875
 AAR Corp..............................................      86,600       1,201,575
 *Acceptance Insurance Companies, Inc..................      23,600         120,950
 *Acuson Corp..........................................       8,000          98,000
 Advanta Corp. Class A.................................      36,987         623,000
 Advanta Corp. Class B Non-Voting......................      47,527         574,780
 *Aftermarket Technology Corp..........................      16,600          98,044
 Agco Corp.............................................     202,400       2,530,000
 *Agribrands International, Inc........................      28,700       1,189,256
 Airborne Freight Corp.................................     154,800       3,125,025
 *Airgas, Inc..........................................     229,900       1,235,712
 AK Steel Holding Corp.................................     375,438       3,637,056
 *Alaska Air Group, Inc................................     105,500       3,283,687
 *Albany International Corp. Class A...................      20,780         297,414
 Albemarle Corp........................................      19,900         437,800
 Alexander & Baldwin, Inc..............................     143,500       3,318,437
 Alfa Corp.............................................       5,000          85,156
 *Allegheny Corp.......................................      10,454       1,737,977
 *Allen Telecom, Inc...................................      48,300         772,800
 Alliance Bancorp......................................       2,300          40,609
 *Alliance Semiconductor Corp..........................      18,700         462,825
 Alliant Energy Corp...................................      78,100       2,162,394
 Allmerica Financial Corp..............................      42,200       2,434,412
 *Amerco, Inc..........................................      58,700       1,029,084
 *America West Holdings Corp.
   Class B.............................................     124,300       2,214,094
 American Annuity Group, Inc...........................      38,200         651,787
 American Financial Group, Inc.........................     171,000       4,777,312
 *American Freightways Corp............................      83,300       1,241,691
 American Greetings Corp. Class A......................     209,300       3,898,212
 *American Homepatient, Inc............................       7,000           2,310
 American National Insurance Co........................       1,100          59,434
 *Ameripath, Inc.......................................      10,200          87,497
 Amerus Life Holdings, Inc. Class A....................      86,200       1,718,612
 *Ames Department Stores, Inc..........................      41,000         485,594
 *AMF Bowling, Inc.....................................     112,600         105,562
 *Amresco, Inc.........................................      58,000          33,531
 *Amtran, Inc..........................................      28,400         402,037
 Analogic Corp.........................................         300          10,819
 *Ann Taylor Stores Corp...............................      67,100       1,744,600
 *Applica, Inc.........................................      74,600       1,100,350
 *Applied Graphics Technologies, Inc...................       7,100          24,628
 Applied Industrial Technologies, Inc..................      48,800         850,950
 *Apria Healthcare Group, Inc..........................      24,200         347,875
 *Arch Capital Group, Ltd..............................      43,700         659,597
 Arch Chemicals, Inc...................................      66,950       1,154,887
 Arch Coal, Inc........................................     121,557         911,677
 Arctic Cat, Inc.......................................      31,800         342,844
 Argonaut Group, Inc...................................      69,500       1,255,344
 Armstrong Holdings, Inc...............................     124,000       2,131,250
 Arnold Industries, Inc................................      76,600         878,506
 *Arrow Electronics, Inc...............................      37,804       1,325,503
 Arvin Industries, Inc.................................      74,500       1,341,000
 Ashland, Inc..........................................      75,000       2,620,312
 *Audiovox Corp. Class A...............................      10,800         204,188
                                                            SHARES           VALUE+
                                                            ------           ------
 *Aurora Foods, Inc....................................     208,200    $    741,712
 *Aviation Sales Co....................................       8,800          58,850
 *Avid Technology, Inc.................................      86,100         866,381
 *Avis Group Holdings, Inc.............................     110,900       2,134,825
 Avnet, Inc............................................       1,835         126,959
 *Aztar Corp...........................................     138,300       1,763,325
 Baldwin & Lyons, Inc. Class B.........................      17,300         313,562
 Bancwest Corp.........................................     255,600       4,776,525
 Bandag, Inc...........................................      28,000         694,750
 Bandag, Inc. Class A..................................      29,100         662,025
 BankAtlantic Bancorp, Inc. Class A....................       1,995           7,606
 BankAtlantic Bancorp, Inc. Class B....................      24,700         141,253
 Bassett Furniture Industries, Inc.....................      22,100         270,034
 *Battle Mountain Gold Co..............................     104,800         203,050
 Bay View Capital Corp.................................      39,600         400,950
 Belo (A.H.) Corp. Class A.............................     291,900       4,688,644
 *Benchmark Electronics, Inc...........................      23,900         812,600
 Bergen Brunswig Corp. Class A.........................     332,400       1,724,325
 Berkley (W.R.) Corp...................................      85,300       1,879,266
 *Berlitz International, Inc...........................       7,700          85,662
 *Bethlehem Steel Corp.................................     421,900       1,634,862
 *Beverly Enterprises..................................     366,600       1,099,800
 Bindley Western Industries, Inc.......................      31,366         597,914
 *Bio-Rad Laboratories, Inc. Class A...................       8,000         185,500
 Birmingham Steel Corp.................................      44,900         173,987
 Block Drug Co., Inc. Class A..........................      43,111       1,193,636
 Bob Evans Farms, Inc..................................     106,000       1,437,625
 *Boca Resorts, Inc....................................     115,400         995,325
 Boise Cascade Corp....................................     188,900       5,501,712
 *Bombay Co., Inc......................................      52,300         166,706
 *Borders Group, Inc...................................       7,500         105,469
 Borg Warner Automotive, Inc...........................      79,200       3,148,200
 Bowater, Inc..........................................      28,400       1,467,925
 Bowne & Co., Inc......................................     121,630       1,223,902
 *Boyd Gaming Corp.....................................     102,800         507,575
 *Brightpoint, Inc.....................................       1,400          16,275
 Brookline Bancorp, Inc................................      66,200         647,519
 *Brown (Tom), Inc.....................................      35,600         776,525
 Brown Shoe Company, Inc...............................      47,600         568,225
 Brunswick Corp........................................     282,600       5,440,050
 Brush Wellman, Inc....................................      34,800         606,825
 BSB Bancorp, Inc......................................       3,800          72,556
 *Budget Group, Inc....................................      74,900         285,556
 *Buffets, Inc.........................................     102,900       1,192,997
 Burlington Coat Factory Warehouse Corp................     128,300       1,627,806
 *Burlington Industries, Inc...........................      94,800         314,025
 *Bush Boake Allen, Inc................................       5,400         176,175
 Butler Manufacturing Co...............................       1,600          35,700
 C.I.T. Group, Inc. Class A............................       1,900          34,794
 Calgon Carbon Corp....................................     125,200         821,625
 Caraustar Industries, Inc.............................      21,500         355,422
 *Carmike Cinemas, Inc. Class A........................       7,200          38,250
 Carpenter Technology Corp.............................      78,300       1,619,831
 Carter-Wallace, Inc...................................      33,700         674,000
 Cash America International, Inc.......................      27,000         276,750
 *Castle & Cooke, Inc..................................      58,000       1,080,250

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Castle (A.M.) & Co....................................       9,700    $    120,644
 *CB Richard Ellis Services, Inc.......................      45,100         453,819
 CBRL Group, Inc.......................................     182,600       2,641,994
 Centex Corp...........................................     195,900       4,064,925
 *Central Garden & Pet Co..............................      59,300         676,391
 Century Aluminum Co...................................       9,400          96,056
 *Century Business Services, Inc.......................      80,200         209,272
 *Champion Enterprises, Inc............................     145,800         829,237
 *Charming Shoppes, Inc................................     166,200         981,619
 *Checkpoint System, Inc...............................      94,800         752,475
 Chemed Corp...........................................       9,000         272,812
 Chemfirst, Inc........................................      13,900         290,162
 Chemical Financial Corp...............................         131           3,627
 Chesapeake Corp.......................................      59,600       1,948,175
 *Chesapeake Energy Corp...............................      44,000         253,000
 Chiquita Brands International, Inc....................     208,500         820,969
 *Chris-Craft Industries, Inc..........................      43,622       2,655,489
 CICOR International, Inc..............................      14,250         150,516
 Circle International, Inc.............................       4,800          90,750
 *Cirrus Logic, Inc....................................      46,200         804,169
 City Holding Co.......................................      21,400         212,662
 CKE Restaurants, Inc..................................     136,500         452,156
 Cleveland Cliffs, Inc.................................      42,000       1,068,375
 CNA Surety Corp.......................................       8,000         100,000
 Coachmen Industries, Inc..............................      47,300         564,644
 Columbus McKinnon Corp................................      20,200         279,012
 *Comfort Systems USA, Inc.............................     108,600         658,387
 Commerce Group, Inc...................................      62,800       1,703,450
 Commercial Federal Corp...............................     178,000       2,836,875
 Commercial Metals Co..................................      46,800       1,231,425
 Commonwealth Bancorp, Inc.............................       1,500          17,344
 Commonwealth Industries, Inc..........................       6,600          40,631
 Community Trust Bancorp, Inc..........................       6,050          87,536
 *Compucom Systems, Inc................................      98,600         237,256
 Comsat Corp. Series 1.................................      54,500       1,335,250
 Conseco, Inc..........................................     100,000         625,000
 *Consolidated Freightways Corp........................      16,000          73,000
 *Consolidated Graphics, Inc...........................      33,600         348,600
 Consolidated Papers, Inc..............................      16,800         627,900
 *Consolidated Stores Corp.............................     258,500       3,360,500
 Cooper Tire & Rubber Co...............................     298,300       3,598,244
 *CoorsTek, Inc........................................      13,175         424,894
 Corn Products International, Inc......................     129,640       3,184,282
 Corus Bankshares, Inc.................................      36,600         908,137
 *Covenant Transport, Inc. Class A.....................      19,300         198,428
 *Coventry Health Care, Inc............................     147,300       1,744,584
 *Credit Acceptance Corp...............................     136,100         757,056
 Crompton Corp.........................................      22,000         266,750
 Cross Timbers Oil Co..................................      18,700         379,844
 Crown Cork & Seal Co., Inc............................     347,500       5,950,937
 *CSS Industries, Inc..................................      21,600         432,000
 Cummins Engine Co., Inc...............................     128,000       4,168,000
 Curtiss-Wright Corp...................................       3,500         121,844
 Dain Rauscher Corp....................................       1,700         101,363
 *Delphi Financial Group, Inc. Class A.................      40,745       1,364,957
 Deltic Timber Corp....................................       4,100          87,637
 Detroit Diesel Corp...................................      72,100       1,135,575
 Dexter Corp...........................................      27,800       1,202,350
 Dillards, Inc. Class A................................     336,914       5,032,653
 Dime Bancorp, Inc.....................................      26,700         487,275
 Dime Community Bancorp, Inc...........................      39,100         635,375
 Dimon, Inc............................................      53,800         121,050
                                                            SHARES           VALUE+
                                                            ------           ------
 *Discount Auto Parts, Inc.............................      36,700    $    367,000
 *Dollar Thrifty Automotive Group, Inc.................      64,100       1,153,800
 Downey Financial Corp.................................      70,900       2,109,275
 *Dress Barn, Inc......................................      43,400         923,606
 *Dura Automotive Systems, Inc.........................      48,150         573,286
 *Dura Pharmaceuticals, Inc............................      61,300         718,359
 *DVI, Inc.............................................      44,100         633,937
 Earthgrains Co........................................     120,500       1,988,250
 *Electro Rent Corp....................................      13,600         147,900
 *Electroglas, Inc.....................................       8,100         213,638
 *Encompass Services Corp..............................     196,000       1,151,500
 Energen Corp..........................................      23,000         508,875
 Enhance Financial Services Group, Inc.................     121,100       1,665,125
 *Enserch Exploration Corp.............................      54,933         281,532
 *Esco Electronics Corp................................      20,600         363,075
 *Esterline Technologies Corp..........................      51,500         701,687
 Ethyl Corp............................................     258,800         663,175
 *Extended Stay America, Inc...........................     377,000       3,393,000
 *Fairchild Corp. Class A..............................      27,936         132,696
 *Farm Family Holdings, Inc............................       1,700          45,900
 Farmer Brothers Co....................................       1,500         251,250
 FBL Financial Group, Inc. Class A.....................      88,000       1,287,000
 Federal-Mogul Corp....................................     271,300       2,696,044
 Fidelity National Financial, Inc......................      84,200       1,305,100
 Financial Security Assurance Holdings, Ltd............      26,100       1,960,762
 *Finish Line, Inc. Class A............................      64,700         448,856
 Finova Group, Inc.....................................     196,400       2,344,525
 First American Financial Corp.........................     204,300       3,396,487
 First Charter Corp....................................      45,000         718,594
 First Citizens Bancshares, Inc. NC....................      28,200       1,700,812
 First Niagara Financial Group, Inc....................      51,400         470,631
 *First Republic Bank..................................      12,100         204,187
 First Sentinel Bancorp, Inc...........................      54,600         425,709
 First Washington Bancorp, Inc.........................      15,270         220,938
 *FirstFed Financial Corp. DE..........................      58,600         787,437
 *Fisher Scientific International, Inc.................      13,000         448,500
 Flagstar Bancorp, Inc.................................       6,200          58,319
 Fleetwood Enterprises, Inc............................     104,000       1,482,000
 Fleming Companies, Inc................................     111,000       1,560,937
 Florida East Coast Industries, Inc....................      22,000       1,056,000
 *FMC Corp.............................................       3,900         236,925
 *Forest Oil Corp......................................       6,400         102,000
 Foster Wheeler Corp...................................     132,500       1,117,969
 *Foundation Health Systems, Inc.......................      34,500         414,000
 *Franklin Covey Co....................................       6,500          50,375
 Fremont General Corp..................................     215,500         942,812
 *Fritz Companies, Inc.................................      45,500         473,484
 Frontier Insurance Group, Inc.........................      69,800          82,887
 *FSI International, Inc...............................       2,100          30,253
 GATX Corp.............................................      51,700       1,741,644
 *GC Companies, Inc....................................       6,900         182,419
 Gencorp, Inc..........................................     113,700       1,115,681
 General Cable Corp....................................      24,000         199,500
 *General Communications, Inc. Class A.................     113,500         546,219
 *Genlyte Group, Inc...................................       3,500          71,203
 *Gentiva Health Services..............................      29,375         256,113
 Geon Co...............................................      32,400         696,600
 Gerber Scientific, Inc................................      14,300         171,600
 Gibraltar Steel Corp..................................      39,900         632,166
 Glatfelter (P.H.) Co..................................     130,600       1,542,712

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Glenayre Technologies, Inc...........................      75,800    $    622,981
 *Global Sources, Ltd..................................       1,326          36,589
 *Golden State Bancorp, Inc............................      90,300       1,585,894
 *Goodys Family Clothing...............................      61,100         334,141
 *Grand Union Co.......................................      16,200          13,669
 Granite Construction, Inc.............................      17,400         453,488
 *Graphic Packaging International Corp.................      53,700         184,594
 Great Atlantic & Pacific Tea Co., Inc.................     122,450       2,250,019
 Greenpoint Financial Corp.............................     313,600       6,546,400
 *Griffon Corp.........................................      92,500         560,781
 *Group 1 Automotive, Inc..............................      17,700         203,550
 Guilford Mills, Inc...................................      45,350         297,609
 *Hadco Corp...........................................       3,300         291,225
 *Ha-Lo Industries, Inc................................      52,700         293,144
 Hancock Holding Co....................................       3,600         114,300
 *Handleman Co.........................................      40,700         396,825
 *Hanger Orthopedic Group, Inc.........................      10,000          48,125
 Harbor Florida Bancshares, Inc........................      23,700         251,072
 Harleysville Group, Inc...............................     105,700       1,790,294
 Harris Corp...........................................     106,100       3,242,681
 Hartford Life, Inc. Class A...........................      82,900       4,160,544
 HCC Insurance Holdings, Inc...........................      24,100         411,206
 *Healthsouth Corp.....................................     632,900       4,074,294
 *Hearst-Argyle Television, Inc........................     160,500       3,039,469
 Heilig-Meyers Co......................................     135,000         227,812
 Heller Financial, Inc.................................     122,300       2,308,412
 *Hexcel Corp..........................................      39,400         305,350
 Hollinger International, Inc. Class A.................     138,900       1,692,844
 *Hollywood Entertainment Corp.........................      70,600         486,478
 *Homebase, Inc........................................      21,200          39,750
 *Homestead Village, Inc...............................      61,300         249,031
 Horton (D.R.), Inc....................................     226,700       2,961,269
 *Houston Exploration Co...............................      16,000         400,000
 *HS Resources, Inc....................................      29,400         986,737
 Hughes Supply, Inc....................................      73,700       1,400,300
 *Humana, Inc..........................................     525,500       2,955,937
 Hunt (J.B.) Transport Services, Inc...................     100,300       1,620,472
 *Hutchinson Technology, Inc...........................      99,100       1,167,522
 *Hypercom Corp........................................      43,800         547,500
 IBP, Inc..............................................     297,000       4,900,500
 *IHOP Corp............................................      18,500         326,062
 Ikon Office Solutions, Inc............................     469,200       2,346,000
 *Imation Corp.........................................      56,600       1,602,487
 IMC Global, Inc.......................................     354,500       5,450,437
 IMCO Recycling, Inc...................................      26,600         177,887
 Imperial Sugar Co.....................................      18,000          24,750
 *Inacom Corp..........................................     127,500          21,675
 Independence Community Bank Corp......................     224,400       3,001,350
 *Information Resources, Inc...........................      63,800         317,006
 Ingles Market, Inc. Class A...........................      31,300         309,087
 *Ingram Micro, Inc....................................     264,800       4,468,500
 *Input/Output, Inc....................................     169,200       1,332,450
 *Insignia Financial Group, Inc........................      59,700         675,356
 *Integrated Device Technology, Inc....................      29,700       1,412,606
 *Integrated Electrical Services, Inc..................      87,300         431,044
 Interface, Inc. Class A...............................     116,800         511,000
 *Intergraph Corp......................................      84,300         471,553
 *Interim Services, Inc................................     195,400       3,932,425
 Intermet Corp.........................................      52,100         359,002
 International Multifoods Corp.........................      59,600         830,675
 *International Rectifier Corp.........................      46,200       1,905,750
                                                            SHARES           VALUE+
                                                            ------           ------
 *International Speciality Products, Inc...............     190,200    $  1,034,212
 Interpool, Inc........................................      50,950         407,600
 *Ionics, Inc..........................................      41,200       1,184,500
 *IT Group, Inc .......................................      10,200          59,287
 *JDA Software Group, Inc..............................       9,400         145,994
 Jefferies Group, Inc..................................      17,600         355,300
 *JLK Direct Distribution, Inc. Class A................       8,500          58,969
 Justin Industries, Inc................................      44,900         782,944
 *Kaiser Aluminum Corp.................................     259,700       1,152,419
 Kaman Corp. Class A...................................      77,800         775,569
 Kellwood Co...........................................      83,200       1,404,000
 Kennametal, Inc.......................................      99,600       2,626,950
 *Kent Electronics Corp................................      13,900         385,725
 *Key Energy Group, Inc................................     134,000       1,457,250
 *kforce.com, Inc......................................     109,300       1,403,822
 Kimball International, Inc. Class B...................      16,000         258,500
 *Komag, Inc...........................................      18,500          38,734
 *Kulicke & Soffa Industries, Inc......................       2,600         130,975
 Lafarge Corp..........................................     217,800       5,553,900
 *Lakes Gaming, Inc....................................       7,550          62,052
 *Lam Research Corp....................................       7,000         225,094
 Landamerica Financial Group, Inc......................      47,100         868,406
 Landrys Seafood Restaurants, Inc......................      71,200         556,250
 *Lanier Worldwide, Inc................................      40,300          73,044
 Lawson Products, Inc..................................       6,000         143,812
 Lennar Corp...........................................     123,000       2,321,625
 *Liberty Corp.........................................      51,200       1,798,400
 Liberty Financial Companies, Inc......................     147,400       3,473,112
 LNR Property Corp.....................................      74,600       1,445,375
 *Loews Cineplex Entertainment Corp....................     155,300         407,662
 Lone Star Steakhouse Saloon...........................     104,600       1,108,106
 Longs Drug Stores Corp................................      62,800       1,267,775
 Longview Fibre Co.....................................      74,200         890,400
 *Louis Dreyfus Natural Gas Corp.......................      66,450       2,134,706
 Louisiana-Pacific Corp................................     325,100       3,657,375
 LTV Corp..............................................     333,400         875,175
 Lubrizol Corp.........................................      32,500         751,562
 Luby's Cafeterias, Inc................................      64,400         567,525
 Lyondell Chemical Co..................................     326,400       5,446,800
 M.A. Hanna Co.........................................     143,200       1,673,650
 *Magellan Health Services, Inc........................      41,995          89,239
 *Magnetek, Inc........................................      62,300         525,656
 *Mail-Well, Inc.......................................      82,700         775,312
 Mallinckrodt, Inc.....................................      48,600       1,406,362
 *Mandalay Resort Group................................     252,100       5,341,369
 *Manor Care, Inc......................................     219,700       1,551,631
 Marcus Corp...........................................      54,600         597,187
 *Marine Transport Corp................................          20              52
 Mark IV Industries, Inc...............................      63,600       1,351,500
 *Maxxam, Inc..........................................      14,900         379,950
 McGrath Rent Corp.....................................       7,000         109,812
 MDC Holdings, Inc.....................................      70,400       1,359,600
 *Medical Assurance, Inc...............................      11,790         134,111
 *MEMC Electronic Materials, Inc.......................      35,000         535,937
 Metals USA, Inc.......................................     119,300         626,325
 *Metromedia International Group, Inc..................     135,000         582,188
 Michael Foods, Inc....................................       4,500         103,078
 *Michaels Stores, Inc.................................      28,600       1,222,650
 *Mid Atlantic Medical Services, Inc...................      25,300         313,088
 Midland Co............................................       7,600         191,900
 Mikasa, Inc...........................................      19,000         182,875
 Milacron, Inc.........................................      93,500       1,478,469

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Millennium Chemicals, Inc.............................     254,500    $  4,899,125
 Mine Safety Appliances Co.............................      21,000         488,250
 *Mirage Resorts, Inc..................................      50,000       1,046,875
 Mississippi Chemical Corp.............................      55,100         320,269
 *Modis Professional Services, Inc.....................     314,400       3,222,600
 *Mony Group, Inc......................................     125,800       4,662,463
 *Moog, Inc. Class A...................................      20,600         440,325
 *Moog, Inc. Class B...................................       1,000          40,563
 *Morrison Knudsen Corp................................     167,800       1,300,450
 Movado Group, Inc.....................................       5,100          48,848
 *MS Carriers, Inc.....................................      42,700         823,309
 MTS Systems Corp......................................       6,100          44,320
 *N & F Worldwide Corp.................................      17,200          88,150
 Nacco Industries, Inc. Class A........................      22,500         849,375
 National Presto Industries, Inc.......................      22,600         702,013
 *National Processing, Inc.............................      15,500         181,156
 National Steel Corp. Class B..........................      76,775         403,069
 *NationsRent, Inc.....................................      17,100          63,056
 NCH Corp..............................................      10,200         408,000
 *NCI Building Systems, Inc............................      42,400         723,450
 *Network Equipment Technologies, Inc..................      46,400         495,900
 *New Century Financial Corp...........................       1,300          11,984
 *Newpark Resources, Inc...............................      26,000         217,750
 *Nortek, Inc..........................................      36,400         780,325
 North Fork Bancorporation, Inc........................      31,700         525,031
 *NS Group, Inc........................................      38,600         706,863
 *Nuevo Energy Co......................................      36,100         697,181
 *Oceaneering International, Inc.......................      14,260         278,070
 OceanFirst Financial Corp.............................      25,600         436,800
 *Ocwen Financial Corp.................................     196,900       1,132,175
 *Officemax, Inc.......................................     487,700       2,651,869
 *Offshore Logistics, Inc..............................      72,700       1,020,072
 Ogden Corp............................................     158,600       1,367,925
 Ohio Casualty Corp....................................     186,300       2,229,778
 Old Republic International Corp.......................     372,400       6,540,275
 Olin Corp.............................................       7,300         114,063
 Omnicare, Inc.........................................     294,400       4,857,600
 *On Command Corp......................................      14,100         230,888
 *Orbital Sciences Corp................................      29,900         366,275
 Oregon Steel Mills, Inc...............................      44,700          97,781
 Oshkosh Truck Corp. Class B...........................       5,150         157,558
 Overseas Shipholding Group, Inc.......................     119,400       2,768,588
 *Owens-Illinois, Inc..................................     283,500       3,189,375
 Pacific Century Financial Corp........................     179,500       4,038,750
 Park Electrochemical Corp.............................      18,700         468,669
 *Parker Drilling Co...................................     257,900       1,563,519
 *Patterson Energy, Inc................................       5,300         128,028
 *Paxar Corp...........................................      73,300         737,581
 *Paxson Communications Corp...........................      18,600         144,150
 Penn Virginia Corp....................................       4,400          98,175
 Penzoil Quaker State Co...............................      53,436         587,796
 Pep Boys - Manny, Moe & Jack..........................     175,700       1,251,863
 *Perrigo Co...........................................      84,000         511,875
 *Per-Se Technologies, Inc.............................      24,700         161,322
 *Personnel Group of America, Inc......................      55,300         221,200
 *Petco Animal Supplies, Inc...........................      16,600         314,881
 *PetSmart, Inc........................................     115,700         345,292
 PFF Bancorp, Inc......................................      10,800         150,525
 *Philadelphia Consolidated Holding Corp...............         600          10,144
 Phillips-Van Heusen Corp..............................      87,000         755,813
                                                            SHARES           VALUE+
                                                            ------           ------
 Phoenix Investment Partners, Ltd......................     107,400    $    899,475
 *Phycor, Inc..........................................     128,900          62,436
 *Pico Holdings, Inc...................................       4,200          45,281
 *Picturetel Corp......................................      69,100         212,698
 Pier 1 Imports, Inc. DE...............................      24,000         204,000
 Pilgrim Pride Corp....................................      79,300         634,400
 *Pinnacle Entertainment, Inc..........................      19,400         369,813
 *Pioneer Natural Resources Co.........................     241,500       3,607,406
 Pioneer Standard Electronics, Inc.....................      55,300         661,872
 PMI Group, Inc........................................      19,450         987,088
 *Policy Management Systems Corp.......................      81,100         826,206
 Polymer Group, Inc....................................      60,700         443,869
 Pope & Talbot, Inc....................................       2,400          44,550
 Potlatch Corp.........................................     109,800       4,158,675
 Precision Castparts Corp..............................      65,100       3,173,625
 *Premier Parks, Inc...................................     244,000       5,810,250
 Presidential Life Corp................................      95,100       1,399,753
 *Price Communications Corp............................      33,772         770,424
 *Pride International, Inc.............................      55,600       1,414,325
 *Primark Corp.........................................      62,300       1,619,800
 *Prime Hospitality Corp...............................     161,900       1,396,388
 *Procurenet, Inc......................................      13,000               0
 *Professionals Group, Inc.............................       6,300         104,541
 *Protection One, Inc..................................     228,300         428,063
 *PSS World Medical, Inc...............................      10,400          87,750
 *PTEK Holdings, Inc...................................      88,800         305,250
 Pulte Corp............................................     133,500       2,962,031
 PXRE Group, Ltd.......................................      17,200         255,850
 Quanex Corp...........................................      50,800         742,950
 *Quest Diagnostics, Inc...............................      26,800       1,792,250
 Questar Corp..........................................     182,900       3,715,156
 *Quorum Health Group, Inc.............................     219,300       2,121,042
 Range Resources Corp..................................       9,600          27,000
 Rayonier, Inc.........................................      28,100       1,131,025
 *Read-Rite Corp.......................................      68,000         133,875
 *Reebok International, Ltd............................     149,500       2,074,313
 Reliance Group Holdings, Inc..........................     433,400       1,002,238
 *Renaissance Worldwide, Inc...........................      13,000          28,844
 *Rent-Way, Inc........................................      10,500         280,219
 Resource America, Inc.................................      38,300         264,509
 Resource Bancshares Mortgage Group, Inc...............      30,200         145,338
 *Respironics, Inc.....................................       5,800          93,163
 Riggs National Corp...................................      95,900       1,396,544
 *Rite Aid Corp........................................     180,900       1,254,994
 RJ Reynolds Tobacco Holdings, Inc.....................     301,600       8,369,400
 RLI Corp..............................................      31,950       1,162,181
 Roadway Express, Inc..................................       5,500         118,078
 Rock-Tenn Co. Class A.................................      70,500         674,156
 Rollins Truck Leasing Corp............................     162,810       1,536,519
 Rouge Industries, Inc. Class A........................       4,500          20,250
 *RTI International Metals, Inc........................      30,300         393,900
 Russ Berrie & Co., Inc................................      16,300         308,681
 Russell Corp..........................................      58,600       1,303,850
 *Ryans Family Steak Houses, Inc.......................      92,500         838,281
 Ryder System, Inc.....................................     233,500       4,480,281
 Ryerson Tull, Inc.....................................      72,818         719,078
 Ryland Group, Inc.....................................      51,000       1,131,563
 *S3, Inc..............................................      33,928         541,788
 *Safety-Kleen Corp....................................     220,500         137,813
 *Saks, Inc............................................     473,500       5,474,844
 *Schein (Henry), Inc..................................      80,900       1,428,391

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Schulman (A.), Inc....................................      94,000    $  1,119,188
 Schweitzer-Maudoit International, Inc.................       8,000         110,000
 SCPIE Holdings, Inc...................................      33,900         824,194
 Seaboard Corp.........................................       4,040         743,360
 *Seacor Smit, Inc.....................................      32,900       2,109,713
 *Seitel, Inc..........................................      54,800         465,800
 Selective Insurance Group, Inc........................      94,300       1,747,497
 *Sensormatic Electronics Corp.........................     103,000       1,615,813
 *Sequa Corp. Class A..................................      22,400       1,068,200
 *Sequa Corp. Class B..................................       3,100         178,250
 Service Corp. International...........................     826,400       2,582,500
 *Shiloh Industries, Inc...............................       7,300          74,825
 *Shopko Stores, Inc...................................      94,900       1,743,788
 *Sierra Health Services, Inc..........................      42,600         178,388
 *Silicon Graphics, Inc................................      76,200         504,825
 *Silicon Valley Group, Inc............................      49,200       1,308,413
 *Sinclair Broadcast Group, Inc. Class A...............     156,800       1,291,150
 Skyline Corp..........................................      18,400         379,500
 SLI, Inc..............................................      19,300         250,900
 *Smart & Final Food, Inc..............................      61,500         503,531
 Smith (A.O.) Corp.....................................      49,550       1,040,550
 Smith (A.O.) Corp. Convertible Class A................      10,400         219,700
 *Sola International, Inc..............................      54,500         272,500
 *Sonic Automotive, Inc................................      73,700         718,575
 South Financial Group, Inc............................      78,100         981,131
 South Jersey Industries, Inc..........................      24,900         648,956
 *Southern Pacific Funding Corp........................         200               5
 Southwestern Energy Co................................      41,700         385,725
 Sovereign Bancorp, Inc................................     489,900       3,360,408
 *SpeedFam-IPEC, Inc...................................      40,900         538,091
 Spiegel, Inc. Class A Non-Voting......................       2,000          15,281
 Springs Industries, Inc. Class A......................      31,900       1,515,250
 *SPS Technologies, Inc................................       9,900         347,738
 *Staffmark, Inc.......................................      84,800         418,700
 Standard Motor Products, Inc. Class A.................      17,300         167,594
 Standard Pacific Corp. DE.............................     113,000       1,285,375
 Standard Register Co..................................      71,200         965,650
 *STAR Telecommunications, Inc.........................      43,200          90,450
 Starrett (L.S.) Co. Class A...........................       2,000          40,625
 State Auto Financial Corp.............................     104,600       1,170,213
 Staten Island Bancorp, Inc............................     116,800       1,978,300
 *Steelcase, Inc. Class A..............................      69,800         855,050
 Stepan Co.............................................      17,000         371,875
 Stewart & Stevenson Services, Inc.....................      83,900       1,169,356
 Stewart Enterprises, Inc..............................     458,400       1,847,925
 Stewart Information Services Corp.....................       6,300          79,538
 Stone & Webster, Inc..................................      31,000          30,031
 *Stoneridge, Inc......................................      36,600         411,750
 Stride Rite Corp......................................     111,300         730,406
 *Sunbeam Corp.........................................     133,800         418,125
 Sunoco, Inc...........................................      22,200         717,338
 *Sunrise Assisted Living, Inc.........................      70,300       1,280,778
 *Sunterra Corp........................................      45,300          15,572
 Supervalu, Inc........................................      24,000         499,500
 Susquehanna Bancshares, Inc...........................      10,000         136,563
 *Swift Energy Corp....................................       2,700          69,356
 *Sybase, Inc..........................................      35,800         681,319
 *Sylvan Learning Systems, Inc.........................      16,800         190,050
 *Systemax, Inc........................................      95,100         647,869
 *Tech Data Corp.......................................      64,500       2,424,797
 Tecumseh Products Co. Class A.........................      55,600       2,510,688
 Tecumseh Products Co. Class B.........................      17,100         738,506
                                                            SHARES           VALUE+
                                                            ------           ------
 Tenneco Automotive, Inc...............................      44,600    $    326,138
 *Terex Corp...........................................      45,000         717,188
 Terra Industries, Inc.................................     131,100         278,588
 *Tesoro Petroleum Corp................................     112,600       1,154,150
 Texas Industries, Inc.................................      65,400       1,876,163
 *Thermedics, Inc......................................      54,372         458,764
 *Thermo Ecotek Corp...................................       6,800          53,125
 *Thermo Instrument Systems, Inc.......................      10,300         168,663
 *Thermo-Electron Corp.................................      42,500         788,906
 Thomas Industries, Inc................................       2,600          52,000
 Tidewater, Inc........................................      81,200       3,156,650
 Timken Co.............................................     235,600       4,446,950
 Titan International, Inc..............................      36,000         213,750
 Titanium Metals Corp..................................      54,500         238,438
 *Toll Brothers, Inc...................................      83,500       1,617,813
 Toro Co...............................................      14,200         447,300
 *Total Renal Care Holdings, Inc.......................     178,900         704,419
 *Tower Automotive, Inc................................     146,600       2,034,075
 Trenwick Group, Inc...................................      50,757         761,355
 *Triad Hospitals, Inc.................................       2,000          42,875
 *Trico Marine Services, Inc...........................      58,400         567,575
 *Trigon Healthcare, Inc...............................      30,600       1,530,000
 Trinity Industries, Inc...............................     142,700       3,148,319
 *Triumph Group........................................       9,900         277,200
 Tucker Anthony Sutro Corp.............................      31,300         536,013
 *Twinlab Corp.........................................      62,800         449,413
 Tyson Foods, Inc. Class A.............................      20,900         206,388
 U.S. Industries, Inc..................................     213,000       2,875,500
 *U.S. Office Products, Co.............................       5,500           5,586
 *UICI.................................................     150,100         731,738
 Ultramar Diamond Shamrock Corp........................     181,400       4,705,063
 *Ultratech Stepper, Inc...............................      26,800         376,875
 UMB Financial Corp....................................      51,360       1,897,110
 *Unifi, Inc...........................................     199,200       2,539,800
 Union Pacific Resources Group, Inc....................       6,000         142,125
 *Unit Corp............................................      10,400         137,150
 *United Auto Group, Inc...............................      27,800         248,463
 United Community Financial Corp.......................      61,600         363,825
 *United Companies Financial Corp......................      15,500             543
 *United Rentals, Inc..................................     222,300       3,612,375
 Universal Corporation.................................      80,500       1,866,594
 Universal Forest Products, Inc........................      26,000         342,063
 *Universal Stainless & Alloy Products, Inc............       3,000          20,625
 *Unova, Inc...........................................     185,000       2,555,313
 *URS Corp.............................................      27,200         357,000
 *US Oncology, Inc.....................................     295,106       1,410,976
 *Usec, Inc............................................     113,000         522,625
 USX-US Steel Group....................................     298,700       6,739,419
 *Vail Resorts, Inc....................................      74,500       1,192,000
 Valero Energy Corp....................................     122,900       3,594,825
 Valhi, Inc............................................     119,000       1,271,813
 *Value City Department Stores, Inc....................      72,900         724,444
 *Varco International, Inc.............................      27,400         595,950
 *Venator Group, Inc...................................     206,600       2,233,863
 *Veterinary Centers of America, Inc...................      59,400         807,469
 Vintage Petroleum, Inc................................      35,700         847,875
 *Volt Information Sciences, Inc.......................      28,000         808,500
 Wabash National Corp..................................      79,900       1,023,719
 *Wackenhut Corp. Class A..............................       1,000          13,313
 *Wackenhut Corp. Class B Non-Voting...................       1,000           8,250
 Wallace Computer Services, Inc........................     149,800       1,498,000

THE U.S. 4-10 VALUE SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Walter Industries, Inc................................       6,200    $     67,038
 Warnaco Group, Inc....................................     164,200       1,108,350
 *Waste Connections, Inc...............................      71,500       1,385,313
 Watsco, Inc. Class A..................................      64,250         951,703
 Watts Industries, Inc. Class A........................      58,000         659,750
 *Webb (Del) Corp......................................      61,100         931,775
 *Weirton Steel Corp...................................      97,200         443,475
 Weis Markets, Inc.....................................       3,100         101,525
 Wellman, Inc..........................................      80,000       1,575,000
 Werner Enterprises, Inc...............................     111,700       1,399,741
 Wesco Financial Corp..................................       2,775         674,325
 West Pharmaceutical Services, Inc.....................       7,700         180,950
 Westcorp, Inc.........................................      71,700         779,738
 *WFS Financial, Inc...................................      12,900         203,578
 *Wisconsin Central Transportation Corp................     151,200       1,975,050
 *Wolverine Tube, Inc..................................       5,900          97,350
 Woodward Governor Co..................................      28,800         702,900
 Worthington Industries, Inc...........................      32,200         390,425
 *Xtra Corp............................................      37,200       1,676,325
 *Yellow Corp..........................................      82,300       1,350,234
 York International Corp...............................     105,700       2,761,413
 Zenith National Insurance Corp........................      49,400       1,173,250
 *Ziff-Davis, Inc......................................     330,800       2,791,125
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $725,728,754)..................................                 678,060,923
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Westcorp, Inc. Rights 06/15/00
   (Cost $0)...........................................      71,700          15,684
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................       8,100           4,091
                                                                       ------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH
  INVESTMENTS -- (1.7%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $12,176,515) to be
   repurchased at $11,997,983.
   (Cost $11,996,000)..................................    $ 11,996      11,996,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $737,724,754)++................................                $690,076,698
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $737,926,424.

                See accompanying Notes to Financial Statements.

                           THE U.S. 6-10 VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (98.9%)
 *3-D Systems Corp.....................................      130,700   $    1,539,809
 *3Dfx Interactive, Inc................................      215,342        1,594,877
 *800-Jr Cigar, Inc....................................        1,000           10,031
 *A Consulting Team, Inc...............................        4,400           28,875
 *A.C. Moore Arts & Crafts, Inc........................       68,800          396,675
 AAR Corp..............................................      521,850        7,240,669
 ABC Bancorp...........................................       20,280          201,532
 *ABC Rail Products Corp...............................       55,400          347,981
 Abington Bancorp, Inc.................................       43,000          400,437
 *Ablest, Inc..........................................       16,800           82,950
 Abrams Industries, Inc................................       10,000           38,125
 *Abraxas Petroleum Corp...............................       88,200          131,418
 *Acceptance Insurance Companies, Inc..................      278,100        1,425,262
 *Access Worldwide Communications, Inc.................       13,200           17,737
 Aceto Corp............................................       87,326          933,297
 *Acme Electric Corp...................................       56,300          466,234
 *Acme United Corp.....................................        8,700           20,662
 *Acorn Products, Inc..................................       16,000           25,000
 *ACT Networks, Inc....................................      156,700        1,826,534
 *Actionpoint, Inc.....................................       86,400          858,600
 *Acuson Corp..........................................        4,400           53,900
 Adams Resources & Energy, Inc.........................        6,600          109,312
 *Adaptive Broadband Corp..............................      164,300        4,348,816
 *ADE Corp.............................................      141,900        2,172,844
 *Adept Technology, Inc................................      143,600        3,006,625
 *Advance Lighting Technologies, Inc...................       90,500          947,422
 *Advanced Aerodynamics & Structures, Inc..............        5,000           17,578
 *Advanced Digital Information Corp....................       13,000          164,531
 *Advanced Magnetics, Inc..............................       88,400          596,700
 Advanced Marketing Services, Inc......................      130,875        2,417,098
 *Advanced Neuromodulation Systems, Inc................       80,160          981,960
 Advanta Corp. Class A.................................      129,413        2,179,800
 Advanta Corp. Class B Non-Voting......................      299,125        3,617,543
 Advest Group, Inc.....................................      101,900        1,948,837
 *Aehr Test Systems....................................       81,400          483,312
 *AEP Industries, Inc..................................       67,950        1,123,298
 *Aerovox, Inc.........................................       75,400          242,694
 *Aetrium, Inc.........................................        7,200           38,925
 *Aftermarket Technology Corp..........................       43,300          255,741
 *AG Services America, Inc.............................        2,900           47,306
 Agco Corp.............................................      770,100        9,626,250
 *Agribiotech, Inc.....................................      112,300            3,650
 *Agribrands International, Inc........................       49,500        2,051,156
 *AHT Corp.............................................      163,900          194,631
 *Air Methods Corp.....................................       97,800          342,300
 *Airgas, Inc..........................................      868,300        4,667,112
 *Airnet Systems, Inc..................................      155,900          696,678
 *Airtran Holdings, Inc................................          900            3,698
 AK Steel Holding Corp.................................      169,241        1,639,522
 Alamo Group, Inc......................................      104,300        1,245,081
 *Albany International Corp. Class A...................       14,820          212,111
 *Aldila, Inc..........................................      178,100          286,630
                                                            SHARES             VALUE+
                                                            ------             ------
 Alfa Corp.............................................       82,800   $    1,410,187
 Alico, Inc............................................       81,000        1,245,375
 *Align-Rite International, Inc........................       56,400        1,163,250
 *All American Semiconductor, Inc......................        7,860           81,547
 Allen Organ Co. Class B...............................        5,000          321,562
 *Allen Telecom, Inc...................................      302,600        4,841,600
 Alliance Bancorp......................................      136,320        2,406,900
 *Alliance Semiconductor Corp..........................      370,900        9,179,775
 *Allied Healthcare Products, Inc......................      130,000          430,625
 *Allied Holdings, Inc.................................      105,900          675,112
 Allied Products Corp..................................      203,741          267,410
 *Allied Research Corp.................................       64,400          499,100
 *Allin Communications Corp............................       90,000          213,750
 *Allou Health & Beauty Care, Inc. Class A.............       76,700          527,312
 *Allstars Systems, Inc................................       68,500          154,125
 *Almost Family, Inc...................................       13,700           34,678
 *Alpha Technologies Group, Inc........................       74,400          648,675
 *Alphanet Solutions, Inc..............................       78,000          360,750
 *Alternative Resources Corp...........................       63,000           88,594
 *Alterra Healthcare Corp..............................      489,200          947,825
 Ambanc Holding Co., Inc...............................       64,600          934,681
 *Ambassadors, Inc.....................................      149,900        2,037,703
 Amcast Industrial Corp................................      151,000        1,302,375
 *Amerco, Inc..........................................      101,900        1,786,434
 *America West Holdings Corp. Class B..................      308,500        5,495,156
 American Annuity Group, Inc...........................       11,600          197,925
 American Bank of Connecticut..........................       46,600          914,525
 American Biltrite, Inc................................       44,400          585,525
 *American Coin Merchandising, Inc.....................       64,200          168,525
 *American Ecology Corp................................       50,000          171,875
 *American Freightways Corp............................      630,100        9,392,428
 *American Healthcorp, Inc.............................       30,100          120,400
 *American Homepatient, Inc............................      164,016           54,125
 *American Homestar Corp...............................      100,600           99,028
 *American Indemnity Financial Escrow..................       14,200           14,200
 *American Medical Electronics, Inc. (Escrow-Bonus)....       20,800                0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       20,800                0
 *American Medical Security Group, Inc.................      314,400        2,063,250
 *American Pacific Corp................................      100,000          596,875
 *American Physicians Services Group, Inc..............       48,100          148,058
 *American Retirement Corp.............................       26,900          147,950
 *American Skiing Co...................................       93,100          162,925
 *American Software, Inc. Class A......................      173,800          687,053
 *American Technical Ceramics Corp.....................       86,400        2,959,200
 American Vanguard Corp................................        7,744           60,984
 American Woodmark Corp................................       35,010          661,908
 Americana Bancorp, Inc................................       28,430          326,945
 *Amerihost Properties, Inc............................       70,000          242,812
 *Ameripath, Inc.......................................      267,500        2,294,648
 *Ameristar Casinos, Inc...............................      186,900          741,759
 Ameron, Inc...........................................       51,800        1,903,650

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Amerus Life Holdings, Inc. Class A....................       93,385   $    1,861,863
 *Ames Department Stores, Inc..........................      161,500        1,912,766
 *AMF Bowling, Inc.....................................      130,800          122,625
 *Amistar Corp.........................................       42,300           94,514
 Ampco-Pittsburgh Corp.................................      207,200        2,292,150
 Amplicon, Inc.........................................       16,800          166,950
 *Amrep Corp...........................................      104,992          682,448
 *Amresco, Inc.........................................      683,500          395,148
 *Amtran, Inc..........................................      156,600        2,216,869
 Amwest Insurance Group, Inc...........................       67,290          328,039
 *Anadigics, Inc.......................................       31,000        1,076,281
 Analogic Corp.........................................       79,200        2,856,150
 *Analytical Surveys, Inc..............................        9,100           31,566
 Anchor Bancorp Wisconsin, Inc.........................       57,312          886,545
 Andersons, Inc........................................       71,000          625,687
 Andover Bancorp, Inc..................................       71,825        2,087,414
 *Angeion Corp.........................................        6,300            8,662
 Angelica Corp.........................................      179,600        1,212,300
 *Anicom, Inc..........................................      296,700        1,469,592
 *Ann Taylor Stores Corp...............................      155,900        4,053,400
 Apogee Enterprises, Inc...............................      631,500        2,565,469
 *Applica, Inc.........................................      233,100        3,438,225
 *Applied Extrusion Technologies, Inc..................      214,000        1,257,250
 *Applied Films Corp...................................       37,500          862,500
 *Applied Graphics Technologies, Inc...................      249,200          864,412
 Applied Industrial Technologies, Inc..................      470,000        8,195,625
 *Applied Microsystems Corp............................      104,000          578,500
 Applied Signal Technologies, Inc......................       91,300          924,412
 *Apria Healthcare Group, Inc..........................        4,900           70,437
 *Aquila Biopharmaceuticals, Inc.......................       89,900          210,703
 *Arch Capital Group, Ltd..............................       35,400          534,319
 Arch Chemicals, Inc...................................       72,200        1,245,450
 Arch Coal, Inc........................................      470,900        3,531,750
 *Arch Communications Group, Inc.......................       95,800          481,994
 Arctic Cat, Inc.......................................      232,000        2,501,250
 Argonaut Group, Inc...................................      145,900        2,635,319
 *Argosy Gaming Corp...................................      156,200        2,469,912
 *Ark Restaurants Corp.................................       14,900          116,872
 *Arkansas Best Corp...................................      220,900        2,443,706
 Armstrong Holdings, Inc...............................       14,500          249,219
 Arnold Industries, Inc................................      252,800        2,899,300
 *Arqule, Inc..........................................      112,100          770,687
 Arrow Financial Corp..................................        7,555          113,325
 *ARV Assisted Living, Inc.............................      227,900          220,778
 Arvin Industries, Inc.................................       94,200        1,695,600
 *Asante Technologies, Inc.............................       94,200          138,356
 ASB Financial Corp....................................       14,700          129,084
 *Ascent Assurance, Inc................................          222              368
 *Asche Transportation Services, Inc...................       55,600          100,775
 *Ashworth, Inc........................................      232,000          993,250
 *Aspect Communications Corp...........................       42,600        1,705,331
 *Astea International, Inc.............................       24,400           53,756
 Astro-Med, Inc........................................       56,475          331,791
 *Astronics Corp.......................................       22,687          198,511
 *Asyst Technologies, Inc..............................      177,000        7,118,719
 *Atchison Casting Corp................................      159,700        1,127,881
 *Athey Products Corp..................................       17,140           36,422
 *Atlanta Sosnoff Capital Corp.........................       66,100          636,212
 *Atlantic American Corp...............................       41,900          130,937
 *Atlantis Plastics, Inc...............................       60,000          420,000
 *Atrion Corp..........................................       37,750          448,281
 *Audiovox Corp. Class A...............................      177,900        3,363,422
                                                            SHARES             VALUE+
                                                            ------             ------
 *Ault, Inc............................................       96,700   $      565,091
 *Aurora Foods, Inc....................................      445,600        1,587,450
 *Auspex Systems, Inc..................................      299,100        1,430,072
 *Autologic Information International, Inc.............        7,100           19,303
 Avado Brands, Inc.....................................      221,400          314,803
 *Avalon Holding Corp. Class A.........................       25,112           98,878
 *Avatar Holdings, Inc.................................       53,300        1,054,341
 *Aviall, Inc..........................................      169,000          908,375
 *Aviation Sales Co....................................      146,600          980,387
 *Avid Technology, Inc.................................      204,100        2,053,756
 *Avis Group Holdings, Inc.............................      399,700        7,694,225
 Avnet, Inc............................................       17,748        1,227,940
 *Avteam, Inc. Class A.................................      175,500          348,258
 *Axsys Technologies, Inc..............................       57,500          844,531
 *Aztar Corp...........................................      669,600        8,537,400
 Aztec Manufacturing Co................................        2,500           40,000
 Badger Meter, Inc.....................................       21,200          673,100
 *Badger Paper Mills, Inc..............................       10,400           45,175
 Bairnco Corp..........................................      116,700          838,781
 Baker (J.), Inc.......................................      188,518        1,201,802
 *Baker (Michael) Corp.................................       78,800          512,200
 Baldwin & Lyons, Inc. Class B.........................       12,000          217,500
 *Baldwin Piano & Organ Co.............................       73,600          446,200
 *Baldwin Technology, Inc. Class A.....................      219,700          466,862
 *Baltek Corp..........................................        5,100           37,931
 *Bancinsurance Corp...................................       60,270          248,614
 Bancorp Connecticut, Inc..............................       47,400          696,187
 Bandag, Inc...........................................      139,400        3,458,862
 Bandag, Inc. Class A..................................      183,700        4,179,175
 *Bank Plus Corp.......................................      248,100          690,028
 *Bank United Financial Corp. Class A..................      288,600        1,857,862
 Bank West Financial Corp..............................        2,100           13,519
 BankAtlantic Bancorp, Inc. Class A....................      168,883          643,866
 BankAtlantic Bancorp, Inc. Class B....................      226,402        1,294,736
 *Banknorth Group, Inc.................................      194,709        2,719,841
 Banta Corp............................................        4,000           74,000
 Barnes Group, Inc.....................................       20,000          333,750
 *Barrett Business Services, Inc.......................       56,000          311,500
 *Barringer Technologies, Inc..........................       99,400          611,931
 *Barry (R.G.) Corp....................................      145,300          499,469
 *Basin Exploration, Inc...............................      164,300        2,731,487
 Bassett Furniture Industries, Inc.....................      174,450        2,131,561
 *Battle Mountain Gold Co..............................      931,600        1,804,975
 Bay View Capital Corp.................................      351,442        3,558,350
 *Baycorp Holdings, Ltd................................       44,000          357,500
 *Bayou Steel Corp. Class A............................      165,500          372,375
 *BCT International, Inc...............................       11,100           14,569
 *Be Aerospace, Inc....................................       22,800          157,462
 *Beard Co.............................................       30,000           54,375
 *Beazer Homes USA, Inc................................      126,000        2,315,250
 *BEI Electronics, Inc.................................       86,000          114,219
 BEI Technologies, Inc.................................       83,800        1,487,450
 *Bel Fuse, Inc. Class A...............................       32,500          591,094
 Bel Fuse, Inc. Class B................................       86,700        1,557,891
 *Belco Oil & Gas Corp.................................      179,000        1,398,437
 Bell Industries, Inc..................................      148,522          389,870
 *Bell Microproducts, Inc..............................      138,400        1,790,550
 *Bellwether Exploration Co............................      165,100        1,405,930
 *Benchmark Electronics, Inc...........................      153,400        5,215,600
 *Benton Oil & Gas Co..................................      330,100          907,775
 Bergen Brunswig Corp. Class A.........................      491,800        2,551,212

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Berkley (W.R.) Corp...................................      173,400   $    3,820,219
 *Berlitz International, Inc...........................      207,100        2,303,987
 *Bethlehem Steel Corp.................................      579,600        2,245,950
 *Beverly Enterprises..................................    1,852,000        5,556,000
 *BF Enterprises, Inc..................................        2,300           18,112
 BHA Group Holdings, Inc. Class A......................       19,200          194,400
 *BI, Inc..............................................      111,300          591,281
 *Big 4 Ranch, Inc.....................................       73,300                0
 Bindley Western Industries, Inc.......................      210,454        4,011,779
 *Bio Vascular, Inc....................................       90,900          264,178
 *Bioanalytical Systems, Inc...........................        6,200           16,275
 *Bionx Implants, Inc..................................      175,000          382,812
 *Bio-Rad Laboratories, Inc. Class A...................      108,800        2,522,800
 *BioReliance Corp.....................................       54,200          272,694
 *Biosite Diagnostics, Inc.............................       54,700        1,235,878
 *Biosource International, Inc.........................      135,500          923,094
 Birmingham Steel Corp.................................      509,300        1,973,537
 *Black Hawk Gaming & Development, Inc.................       47,000          321,656
 Blair Corp............................................      134,500        2,589,125
 Blimpie International.................................       28,000           45,500
 Block Drug Co., Inc. Class A..........................       43,988        1,217,918
 *Blonder Tongue Laboratories, Inc.....................        4,600           31,625
 *Bluegreen Corp.......................................      343,498        1,073,431
 BMC Industries, Inc...................................      463,500        1,767,094
 Bob Evans Farms, Inc..................................      233,000        3,160,062
 *Boca Research, Inc...................................       98,700          536,681
 *Boca Resorts, Inc....................................      549,800        4,742,025
 *Bogen Communications International, Inc..............        5,000           31,094
 *Bolt Technology Corp.................................        4,400           19,800
 *Bombay Co., Inc......................................      689,500        2,197,781
 *Bon-Ton Stores, Inc..................................      220,300          492,233
 *Books-a-Million, Inc.................................      260,300          886,647
 *Boron, Lepore and Associates, Inc....................      220,600        1,688,969
 *Boston Biomedical, Inc...............................       53,000          193,781
 *Boston Communications Group, Inc.....................      140,800        1,447,600
 Bostonfed Bancorp, Inc................................       55,460          727,912
 Bowl America, Inc. Class A............................       49,000          379,750
 Bowne & Co., Inc......................................      570,532        5,740,978
 *Boyd Gaming Corp.....................................      497,000        2,453,937
 *Brass Eagle, Inc.....................................      134,300          654,712
 *Brauns Fashions Corp.................................        3,600           80,100
 *Bridgestreet Accomodations, Inc......................       40,600          111,650
 *Brigham Exploration Co...............................       46,700          122,587
 *BrightStar Information Technology Group, Inc.........       27,600          106,950
 *Brookdale Living Communities.........................        5,000           68,125
 Brookline Bancorp, Inc................................       37,900          370,709
 *Brooks Automation, Inc...............................       70,300        2,803,212
 *Brookstone, Inc......................................      111,300        1,579,069
 *Brown & Sharpe Manufacturing Co. Class A.............      230,275          518,119
 *Brown (Tom), Inc.....................................      355,600        7,756,525
 Brown Shoe Company, Inc...............................      335,000        3,999,062
 *Brunswick Technologies, Inc..........................       78,700          691,084
 Brush Wellman, Inc....................................      204,900        3,572,944
 BSB Bancorp, Inc......................................      118,831        2,268,929
 BT Financial Corp.....................................       39,925          691,202
 *BTG, Inc.............................................       33,000          268,125
 *BTU International, Inc...............................       85,300          738,378
 *Buckhead America Corp................................       15,700           79,481
                                                            SHARES             VALUE+
                                                            ------             ------
 *Budget Group, Inc....................................      727,200   $    2,772,450
 *Buffets, Inc.........................................      463,800        5,377,181
 *Builders Transport, Inc..............................       39,100            2,150
 *Building Materials Holding Corp......................      222,300        2,063,222
 *Bull Run Corp. GA....................................       50,400          144,112
 Burlington Coat Factory Warehouse Corp................      514,040        6,521,882
 *Burlington Industries, Inc...........................    1,155,800        3,828,587
 Bush Industries, Inc. Class A.........................       43,900          749,044
 *Business Resource Group..............................       57,200          355,712
 *Butler International, Inc............................       34,800          284,925
 Butler Manufacturing Co...............................       96,500        2,153,156
 *BWAY Corp............................................      153,400        1,102,562
 *C.P. Clare Corp......................................      186,200        1,221,937
 Cadmus Communications Corp............................      130,700        1,135,456
 Calgon Carbon Corp....................................      552,400        3,625,125
 *Caliber Learning Network, Inc........................      267,100          726,178
 *California Coastal Communities, Inc..................       45,100          257,916
 *California Micro Devices Corp........................        2,400           33,975
 *Callon Petroleum Co..................................       52,100          794,525
 Cal-Maine Foods, Inc..................................      102,700          343,403
 Camco Financial Corp..................................        8,183           73,647
 *Cameron Ashley Building Products, Inc................      158,800        2,868,325
 Cameron Financial Corp................................       32,700          385,247
 *Canisco Resources, Inc...............................        5,700            3,078
 *Cannon Express, Inc. Class A.........................        6,900           13,369
 *Cannondale Corp......................................      125,600          902,750
 *Canterbury Information Technology, Inc...............          900            2,391
 *Capital Corp. of the West............................        2,800           27,475
 *Capital Crossing Bank................................       21,800          223,450
 *Capital Pacific Holdings, Inc........................      190,900          524,975
 *Capital Senior Living Corp...........................      351,900          835,762
 *Capital Trust, Inc...................................      105,400          408,425
 Capitol Bancorp, Ltd..................................       41,672          468,810
 Capitol Transamerica Corp.............................      117,000        1,316,250
 Caraustar Industries, Inc.............................       42,500          702,578
 *Carbide/Graphite Group, Inc..........................      159,200          681,575
 *Cardiac Pathways Corp................................        3,000           11,812
 *Caredata.com, Inc....................................       71,200          284,800
 *Career Blazers, Inc. Trust Units.....................        9,540                0
 *Carematrix, Inc......................................      167,800          123,228
 *Caribiner International, Inc.........................      514,200          385,650
 *Carlyle Industries, Inc..............................       29,312           15,572
 *Carmike Cinemas, Inc. Class A........................      187,300          995,031
 Carpenter Technology Corp.............................      481,300        9,956,894
 *Carriage Services, Inc. Class A......................      224,500          645,437
 *Carrington Laboratories, Inc.........................      105,100          233,191
 *Carson, Inc..........................................      156,900          637,406
 Carter-Wallace, Inc...................................      302,700        6,054,000
 Cascade Corp..........................................      138,150        1,554,187
 *Casella Waste Systems, Inc. Class A..................       17,700          230,100
 Casey's General Stores, Inc...........................       61,100          721,744
 Cash America International, Inc.......................      319,300        3,272,825
 *Casino Data Systems..................................      231,800        1,024,991
 *Castle & Cooke, Inc..................................      340,300        6,338,087
 Castle (A.M.) & Co....................................      136,480        1,697,470
 *Castle Dental Centers, Inc...........................       48,900          119,194
 Castle Energy Corp....................................      147,700          893,123
 *Catalina Lighting, Inc...............................      108,000          432,000
 Cato Corp. Class A....................................      371,700        4,611,403

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cavalier Homes, Inc...................................      352,281   $      528,421
 *CB Richard Ellis Services, Inc.......................      291,700        2,935,231
 CBRL Group, Inc.......................................       69,300        1,002,684
 *CCA Industries, Inc..................................       40,800           42,075
 CCBT Financial Companies, Inc.........................       22,400          329,700
 *Celadon Group, Inc...................................      107,100        1,449,197
 *Celebrity, Inc.......................................       26,325           59,643
 *Celeris Corporation..................................       56,333          155,796
 *Celeritek, Inc.......................................       45,900        2,207,503
 Cenit Bancorp, Inc....................................       54,900          610,762
 *Centigram Communications Corp........................       86,800        1,630,212
 Central Bancorp, Inc..................................       24,900          405,403
 *Central Garden & Pet Co..............................      375,400        4,281,906
 Century Aluminum Co...................................      336,300        3,436,566
 *Century Business Services, Inc.......................      100,000          260,937
 *Ceradyne, Inc........................................       95,000          783,750
 *Ceres Group, Inc.....................................        6,600           39,187
 *Cerprobe Corp........................................       48,800          603,900
 *CFM Technologies, Inc................................      108,300          846,094
 *Champion Enterprises, Inc............................      571,100        3,248,131
 Champion Industries, Inc..............................       32,400           92,137
 *Champps Entertainment, Inc...........................      130,800          510,937
 *Charming Shoppes, Inc................................    1,792,900       10,589,316
 *Chart House Enterprises, Inc.........................      170,400          905,250
 *Chase Industries, Inc................................      121,850        1,127,112
 *Check Technology Corp................................       70,700          360,128
 *Checkers Drive-In Restaurant, Inc....................       15,521           33,225
 *Checkpoint System, Inc...............................      426,700        3,386,931
 Chemed Corp...........................................      109,500        3,319,219
 *Chemfab Corp.........................................       16,050          160,500
 Chemfirst, Inc........................................       76,600        1,599,025
 *Cherry Corp..........................................       81,200        1,634,150
 Chesapeake Corp.......................................      126,600        4,138,237
 *Chesapeake Energy Corp...............................    1,312,800        7,548,600
 Chester Valley Bancorp................................        1,311           23,557
 Chicago Rivet & Machine Co............................       11,800          262,550
 *Children's Comprehensive Services, Inc...............      162,300          365,175
 *Childtime Learning Centers, Inc......................       43,500          293,625
 Chiquita Brands International, Inc....................    1,342,531        5,286,216
 *Cholestech Corp......................................       17,700          132,750
 *Chromcraft Revington, Inc............................       17,700          196,912
 *Chronimed, Inc.......................................       37,400          245,437
 *CHS Electronics, Inc.................................      624,200            7,802
 *Chyron Corp..........................................      122,000          305,000
 CICOR International, Inc..............................      143,700        1,517,831
 *CIDCO, Inc...........................................      233,100          713,869
 *Ciprico, Inc.........................................       59,500          643,344
 Circle International, Inc.............................       30,300          572,859
 *Circuit City Stores, Inc. (Carmax Group).............      540,300        1,452,056
 *Circuit Systems, Inc.................................       53,000           50,516
 *Cirrus Logic, Inc....................................      283,800        4,939,894
 *Citadel Holding Corp. Class A........................       58,640          183,250
 *Citation Computer System, Inc........................       11,200           40,425
 *Citation Holding Corp. Class B.......................       14,660           45,812
 Citizens Banking Corp.................................       48,750          888,164
 *Citizens, Inc. Class A...............................       76,719          469,904
 City Holding Co.......................................        3,500           34,781
 *Civic Bancorp........................................       41,557          583,097
 CKE Restaurants, Inc..................................      985,200        3,263,475
 *Clean Harbors, Inc...................................      150,500          277,484
                                                            SHARES             VALUE+
                                                            ------             ------
 Cleveland Cliffs, Inc.................................      174,400   $    4,436,300
 *Clintrials Research, Inc.............................      332,900        1,076,723
 CNA Surety Corp.......................................       64,500          806,250
 *CNS, Inc.............................................      235,700          942,800
 Coachmen Industries, Inc..............................      240,400        2,869,775
 *Coast Dental Services, Inc...........................      145,600          298,025
 *Coast Distribution System............................       90,200          191,675
 Coastal Bancorp, Inc..................................      116,900        1,760,806
 *Coastcast Corp.......................................      106,000        2,027,250
 *Cobra Electronic Corp................................       78,900          433,950
 *Coeur d'Alene Mines Corp. ID.........................      338,200          824,362
 *Coherent, Inc........................................       12,900          726,431
 *Cohesion Technologies, Inc...........................      117,300        1,238,981
 *Coinmach Laundry Corp................................      189,300        2,561,466
 Cold Metal Products, Inc..............................       70,400          264,000
 Cole National Corp. Class A...........................      190,300        1,201,269
 Collins Industries, Inc...............................       28,200          133,950
 *Columbia Banking System, Inc.........................       60,056          654,986
 *Columbus Energy Corp.................................       50,932          356,524
 Columbus McKinnon Corp................................       27,000          372,937
 *Comdial Corp.........................................      122,600        1,120,641
 *Comforce Corp........................................       64,700          129,400
 *Comfort Systems USA, Inc.............................      279,900        1,696,894
 *Command Systems, Inc.................................       24,400           44,987
 Commercial Bancshares, Inc............................       27,834          492,314
 Commercial Bank of New York...........................       26,400          313,500
 Commercial Metals Co..................................      209,833        5,521,231
 Commercial National Financial Corp....................       15,000          242,812
 Commonwealth Bancorp, Inc.............................      167,300        1,934,406
 Commonwealth Industries, Inc..........................      378,000        2,327,062
 Communications Systems, Inc...........................        6,400           87,600
 Community Bank System, Inc............................       58,000        1,319,500
 Community Financial Corp..............................       13,500          151,031
 Community Financial Group, Inc........................       12,800          168,000
 Community First Brokerage Co..........................       12,400          208,475
 Community Savings Bankshares, Inc.....................       34,800          367,575
 Community Trust Bancorp, Inc..........................       53,797          778,375
 *Compucom Systems, Inc................................      660,900        1,590,291
 *Computer Learning Centers, Inc.......................       43,300           41,947
 *Computer Motion, Inc.................................       38,300          293,234
 *Computer Network Technology Corp.....................      135,450        1,688,892
 *Computer Outsourcing Services, Inc...................       25,800          390,225
 *Comshare, Inc........................................      104,250          397,453
 *Comstock Resources, Inc..............................      424,000        3,180,000
 *Comtech Telecommunications Corp......................       22,750          287,930
 *Concord Camera Corp..................................      139,400        2,365,444
 *Condor Technology Solutions, Inc.....................       67,100           28,308
 *Cone Mills Corp. NC..................................      555,000        3,191,250
 *Congoleum Corp. Class A..............................       97,400          304,375
 *Conmed Corp..........................................      122,961        2,962,592
 *Consolidated Freightways Corp........................      411,500        1,877,469
 *Consolidated Graphics, Inc...........................       77,300          801,987
 *Continental Materials Corp...........................        4,600           79,637
 *Cooker Restaurant Corp...............................      135,000          320,625
 Cooperative Bankshares, Inc...........................       20,800          202,800
 *CoorsTek, Inc........................................       78,500        2,531,625
 *Copart, Inc..........................................      292,400        5,162,687
 *Core Materials Corp..................................          500              781
 *Core, Inc............................................        7,400           42,550
 *Cornell Corrections, Inc.............................      140,700        1,020,075
 *Correctional Services Corp...........................       38,200          168,319
 *Corrpro Companies, Inc...............................      123,575          463,406

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Corsair Communications, Inc..........................       14,000   $      315,875
 Corus Bankshares, Inc.................................       30,700          761,744
 *Cost-U-Less, Inc.....................................       35,000           57,969
 *Cotelligent Group, Inc...............................       79,400          362,262
 Cotton States Life Insurance Co.......................        8,300           68,475
 Counsel Corp..........................................        2,000            4,875
 Courier Corp..........................................       23,400          605,475
 *Covenant Transport, Inc. Class A.....................      237,100        2,437,684
 *Coventry Health Care, Inc............................      261,600        3,098,325
 *Cover-All Technologies, Inc..........................       31,901           21,932
 Covest Bancshares, Inc................................       48,825          508,085
 CPAC, Inc.............................................       84,800          583,000
 CPB, Inc..............................................      107,000        2,514,500
 CPI Corp..............................................       86,400        1,927,800
 *Craig (Jenny), Inc...................................      247,800          356,212
 *Craig Corp...........................................       50,800          206,375
 *Creative Computers, Inc..............................       54,400          251,600
 *Credit Acceptance Corp...............................      735,300        4,090,106
 *Creditrust Corp......................................       15,500            7,992
 *Criticare Systems, Inc...............................       91,000          199,062
 *Cross (A.T.) Co. Class A.............................      233,700        1,431,412
 Cross Timbers Oil Co..................................       54,600        1,109,062
 *Crossman Communities, Inc............................       15,500          274,641
 *Crown Central Petroleum Corp. Class A................       79,000          715,937
 *Crown Central Petroleum Corp. Class B................       68,700          622,594
 Crown Crafts, Inc.....................................      170,700          245,381
 *Crown Group, Inc.....................................        4,100           21,012
 *Crown Vantage, Inc...................................      128,820           30,192
 *Crown-Andersen, Inc..................................       22,900          105,912
 *CSP, Inc.............................................       38,865          241,692
 *CSS Industries, Inc..................................      186,500        3,730,000
 *CTB International Corp...............................       65,300          425,470
 Cubic Corp............................................      110,750        2,215,000
 Culp, Inc.............................................      190,418        1,202,014
 *Curative Health Services, Inc........................       79,400          428,016
 Curtiss-Wright Corp...................................       94,900        3,303,706
 *Cyberoptics Corp.....................................       48,300        1,800,684
 *Cybex International, Inc.............................      107,500          288,906
 *Cylink Corp..........................................       72,200          997,262
 *Cyrk, Inc............................................      355,800        2,045,850
 *Cytrx Corp...........................................       14,600           15,969
 *D A Consulting Group, Inc............................      119,200          262,612
 Dain Rauscher Corp....................................       84,700        5,050,237
 *Dairy Mart Convenience Stores, Inc...................        9,000           38,250
 *Damark International, Inc. Class A...................       89,800        1,692,169
 *Dan River, Inc. (GA) Class A.........................      452,200        2,261,000
 *Danielson Holding Corp...............................       32,400          153,900
 *Darling International, Inc...........................       12,000           14,250
 *Data I/O Corp........................................       90,600          339,750
 *Data Race, Inc.......................................        5,100           22,472
 Data Research Association, Inc........................       15,300           78,891
 *Data Systems & Software, Inc.........................       91,900          413,550
 *Datakey, Inc.........................................       18,000           76,500
 *Dataram Corp.........................................       43,480          774,487
 *DataTRAK International, Inc..........................       59,200          321,900
 *Dataware Technologies, Inc...........................       72,400          192,312
 *Datron Systems, Inc..................................       43,700          506,647
 *Datum, Inc...........................................       88,400        1,375,725
 *Dave and Busters, Inc................................       68,040          467,775
 *Davel Communications, Inc............................       21,385           37,090
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dawson Geophysical Co................................       68,900   $      669,622
 *Daxor Corp...........................................       52,000          637,000
 *Dayton Superior Corp. Class A........................        6,000          153,000
 Deb Shops, Inc........................................       97,000        1,203,406
 *Deckers Outdoor Corp.................................      117,000          394,875
 *Decora Industries, Inc...............................        9,900            9,745
 Decorator Industries, Inc.............................       24,232          118,131
 *DeGeorge Financial Corp..............................       19,900              348
 *Del Global Technologies Corp.........................      177,800        1,489,075
 *Delia's, Inc.........................................       91,600          229,000
 *Delphi Financial Group, Inc. Class A.................       17,430          583,905
 *Delta Financial Corp.................................      251,300          439,775
 Delta Natural Gas Co., Inc............................       26,100          393,947
 Delta Woodside Industries, Inc........................      520,000        1,170,000
 Deltic Timber Corp....................................      108,400        2,317,050
 *Denali, Inc..........................................       69,500          146,602
 Designs, Inc..........................................      178,800          273,787
 *Detection Systems, Inc...............................       78,300          773,212
 *Detrex Corp..........................................       12,800           62,000
 Detroit Diesel Corp...................................      450,800        7,100,100
 *Devcon International Corp............................       55,100          368,481
 *Diamond Home Services, Inc...........................      140,000           10,850
 *Dianon Systems, Inc..................................       27,700          579,969
 *Diedrich Coffee, Inc.................................           52              128
 *Digi International, Inc..............................      316,700        1,632,984
 Dime Community Bancorp, Inc...........................      186,100        3,024,125
 Dimon, Inc............................................      890,500        2,003,625
 *Diodes, Inc..........................................       47,200        1,286,200
 *Discount Auto Parts, Inc.............................      314,900        3,149,000
 *Diversified Corporate Resources, Inc.................        5,400           14,850
 *Dixie Group, Inc.....................................      161,100          573,919
 *Dixon Ticonderoga Co.................................       30,150          111,178
 *Dollar Thrifty Automotive Group, Inc.................      465,600        8,380,800
 *Dominion Homes, Inc..................................       76,400          489,437
 Donegal Group, Inc....................................       93,744          651,814
 *Donna Karan International, Inc.......................       17,500          123,594
 Donnelly Corp. Class A................................       78,525        1,133,705
 Downey Financial Corp.................................      320,713        9,541,212
 *Dress Barn, Inc......................................      294,123        6,259,305
 *Drew Industries, Inc.................................       11,200           78,400
 *DRS Technologies, Inc................................       73,675          838,053
 *Drug Emporium, Inc...................................      243,000          277,172
 *Drypers Corp.........................................       78,900          141,773
 DT Industries, Inc....................................      222,000        2,233,875
 *Duckwall-Alco Stores, Inc............................      106,300          916,837
 *Ducommun, Inc........................................       33,700          377,019
 *Dunn Computer Corp...................................        6,100           11,723
 *Dura Automotive Systems, Inc.........................      309,378        3,683,532
 *Dura Pharmaceuticals, Inc............................      218,500        2,560,547
 *DVI, Inc.............................................      228,000        3,277,500
 *Dwyer Group, Inc.....................................        9,200           23,000
 *Dynamics Research Corp...............................       85,636          604,804
 *E Com Ventures, Inc..................................       27,000           81,844
 Eagle Bancshares, Inc.................................       75,900          887,081
 *Eagle Food Centers, Inc..............................      124,300          128,184
 *Eagle Point Software Corp............................       87,700          405,612
 Earthgrains Co........................................      193,900        3,199,350
 Eastern Co............................................       29,400          378,525
 *ECC International Corp...............................      109,500          328,500
 Ecology & Environment, Inc. Class A...................       25,700          150,987
 Edelbrock Corp........................................       85,000          972,187
 *Edge Petroleum Corp. DE..............................        6,000           18,562

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Edo Corp..............................................       66,100   $      425,519
 *Educational Insights, Inc............................       49,300           60,855
 *EduTrek International, Inc...........................        4,800            6,450
 EFC Bancorp, Inc......................................        5,000           45,625
 *EFTC Corp............................................      329,200          694,406
 *El Paso Electric Co..................................       86,700        1,029,562
 *Elantec Semiconductor, Inc...........................        3,800          144,994
 *Elcom International, Inc.............................       56,800          296,425
 *Elcotel, Inc.........................................       11,900           22,127
 *Elder-Beerman Stores Corp............................       50,000          228,125
 *Electro Rent Corp....................................       77,200          839,550
 *Electroglas, Inc.....................................      119,300        3,146,537
 *Elite Information Group, Inc.........................      180,800        1,152,600
 Ellett Brothers, Inc..................................       67,900          280,087
 *eLOT, Inc............................................      261,500          706,867
 *Eltrax System, Inc...................................       89,485          430,647
 *ELXSI Corp...........................................       27,900          338,287
 EMC Insurance Group, Inc..............................      124,900        1,007,006
 *Emcee Broadcast Products, Inc........................       50,000          157,812
 *Emcor Group, Inc.....................................       17,000          377,187
 Empire Federal Bancorp, Inc...........................        2,100           23,231
 *EMS Technologies, Inc................................      110,450        1,784,458
 *En Pointe Technologies, Inc..........................       36,500          384,391
 *Encad, Inc...........................................      147,200          515,200
 *Encompass Services Corp..............................      679,750        3,993,531
 *Encore Wire Corp.....................................       13,400           84,169
 *Endosonics Corp......................................        9,900           42,230
 Energen Corp..........................................      183,400        4,057,725
 Enesco Group, Inc.....................................      296,900        1,187,600
 Engineered Support Systems, Inc.......................       43,550          549,819
 Engle Homes, Inc......................................      154,200        1,479,356
 Enhance Financial Services Group, Inc.................      407,300        5,600,375
 Ennis Business Forms, Inc.............................        6,000           44,250
 *Enserch Exploration Corp.............................      848,018        4,346,092
 *Environmental Elements Corp..........................       14,500           19,937
 *Environmental Technologies Corp......................       44,200          607,750
 *ePresence, Inc.......................................       56,700          474,862
 *Equinox Systems, Inc.................................       59,950          348,459
 *Equity Marketing, Inc................................        5,800           58,725
 *Equity Oil Co........................................      142,900          292,498
 *Esco Electronics Corp................................      225,700        3,977,962
 Eskimo Pie Corp.......................................       43,300          426,234
 Espey Manufacturing & Electronics Corp................        3,800           54,625
 *Esterline Technologies Corp..........................      268,542        3,658,885
 Ethyl Corp............................................      710,600        1,820,912
 *Evans & Sutherland Computer Corp.....................      184,000        1,454,750
 *Evergreen Resources, Inc.............................       17,000          466,969
 *Exabyte Corp.........................................      373,100        1,574,016
 *Exar Corp............................................      133,050        9,134,714
 Exide Corp............................................      378,900        3,220,650
 *Exponent, Inc........................................       90,400          709,075
 *Extended Stay America, Inc...........................      883,100        7,947,900
 Ezcorp, Inc. Class A Non-Voting.......................      246,000          538,125
 *E-Z-Em, Inc. Class A.................................       45,200          310,750
 *E-Z-Em, Inc. Class B.................................        3,843           24,739
 Fab Industries, Inc...................................       87,081          870,810
 *Fairchild Corp. Class A..............................      480,829        2,283,938
 Falcon Products, Inc..................................      112,100        1,106,987
 *Family Golf Centers, Inc.............................      164,100           51,281
 *Fansteel, Inc........................................       88,300          353,200
                                                            SHARES             VALUE+
                                                            ------             ------
 *Farm Family Holdings, Inc............................       29,500   $      796,500
 Farmer Brothers Co....................................          484           81,070
 *Faro Technologies, Inc...............................       18,200           49,481
 Farrel Corp...........................................       62,200          101,075
 FBL Financial Group, Inc. Class A.....................      328,700        4,807,237
 *Featherlite Manufacturing, Inc.......................       27,900           96,778
 Federal Screw Works...................................        2,000           83,250
 *FEI Co...............................................      252,900        4,575,909
 FFLC Bancorp..........................................       50,833          651,298
 FFY Financial Corp....................................       84,600          935,887
 *Fibermark, Inc.......................................      109,350        1,141,341
 *Fiberstars, Inc......................................       12,900          101,184
 Fidelity Bancorp, Inc. Delaware.......................       32,700          574,294
 Fidelity Bankshares, Inc..............................        8,000          124,500
 *Fidelity Federal Bancorp.............................       20,000           38,750
 Fidelity National Corp................................       78,700          489,416
 Fidelity National Financial, Inc......................      432,200        6,699,100
 *Finish Line, Inc. Class A............................      289,900        2,011,181
 *Finishmaster, Inc....................................      120,000          652,500
 *Finlay Enterprises, Inc..............................       50,800          579,437
 *First Aviation Services, Inc.........................        9,000           60,187
 First Bell Bancorp, Inc...............................       59,600          851,162
 *First Cash, Inc......................................      109,000          459,844
 First Charter Corp....................................       17,100          273,066
 First Citizens Bancshares, Inc. NC....................        4,500          271,406
 First Defiance Financial Corp.........................      131,000        1,084,844
 First Essex Bancorp...................................       95,700        1,576,059
 First Federal Bancshares of Arkansas, Inc.............       60,200          910,525
 First Federal Capital Corp............................      131,220        1,398,313
 First Federal of East Hartford........................       31,000          895,125
 First Financial Holdings, Inc.........................      100,600        1,575,019
 First Indiana Corp....................................       92,906        1,622,952
 *First Investors Financial Services Group, Inc........      120,600          569,081
 First Keystone Financial, Inc.........................       38,800          392,850
 First Mariner Bank Corp...............................       43,600          280,675
 First Midwest Financial, Inc..........................       27,000          267,469
 First Niagara Financial Group, Inc....................       18,100          165,728
 First Northern Capital Corp...........................      106,400        1,419,775
 First Oak Brook Bancshares, Inc. Class A..............       29,000          434,094
 *First Republic Bank..................................      128,352        2,165,940
 First Savings Bancorp, Inc. North Carolina............       48,500          873,000
 First Sentinel Bancorp, Inc...........................      336,800        2,625,987
 *First Team Sports, Inc...............................       99,300          212,564
 First Washington Bancorp, Inc.........................      244,910        3,543,542
 FirstBank NW Corp.....................................       11,600          117,450
 *FirstCity Financial Corp.............................        8,300           18,156
 Firstfed America Bancorp, Inc.........................       14,900          173,212
 *FirstFed Financial Corp. DE..........................      360,600        4,845,562
 Firstspartan Financial Corp...........................       38,700          677,250
 *Firstwave Technologies, Inc..........................       45,700          162,092
 *Fischer Imaging Corp.................................      100,600          270,362
 Flag Financial Corp...................................       27,550          145,498
 Flagstar Bancorp, Inc.................................       42,300          397,884
 *Flander Corp.........................................      542,300        1,931,944
 Fleetwood Enterprises, Inc............................      217,100        3,093,675
 Fleming Companies, Inc................................      606,697        8,531,677
 Flexsteel Industries, Inc.............................       90,400        1,166,725
 *Flooring America, Inc................................      332,900          915,475

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Florida Rock Industries, Inc..........................       34,500   $    1,364,906
 *Florsheim Group, Inc.................................      120,800          298,225
 *Flour City International, Inc........................        2,400            6,900
 Flushing Financial Corp...............................      137,250        1,981,547
 FNB Financial Services Corp...........................       11,900          145,775
 *Foilmark, Inc........................................       84,758          325,789
 *Foodarama Supermarkets, Inc..........................       13,400          361,800
 Foothill Independent Bancorp..........................       45,818          443,862
 *Forest Oil Corp......................................      109,500        1,745,156
 *Foster (L.B.) Co. Class A............................      169,900          568,103
 Foster Wheeler Corp...................................      926,900        7,820,719
 *FPIC Insurance Group, Inc............................       47,800          616,919
 Frankfort First Bancorp, Inc..........................       25,650          304,594
 Franklin Bank National Associaton Southfield, MI......       49,283          425,066
 *Franklin Covey Co....................................      335,900        2,603,225
 *Franklin Electronic Publishers, Inc..................      112,300          729,950
 Freds, Inc. Class A...................................      215,750        3,694,719
 Fremont General Corp..................................      513,500        2,246,562
 *French Fragrances, Inc...............................       33,100          254,456
 Frequency Electronics, Inc............................       96,000        1,632,000
 *Fresh America Corp...................................       32,200           70,437
 *Fresh Choice, Inc....................................       65,100          234,970
 *Fresh Foods, Inc.....................................      133,100          390,981
 *Friede Goldman International.........................      111,948          944,561
 *Friedman Billings Ramsey Group, Inc. Class A.........      183,500        1,169,812
 Friedman Industries, Inc..............................      108,195          351,634
 Friedmans, Inc. Class A...............................      209,600        1,264,150
 Frisch's Restaurants, Inc.............................       92,392          900,822
 *Fritz Companies, Inc.................................      255,200        2,655,675
 Frontier Insurance Group, Inc.........................      542,700          644,456
 Frozen Food Express Industries, Inc...................      327,600          829,237
 FSF Financial Corp....................................        9,400          116,325
 *FSI International, Inc...............................      267,500        3,853,672
 *FTI Consulting, Inc..................................       62,700          587,812
 GA Financial, Inc.....................................       75,100          882,425
 *Gadzooks, Inc........................................      127,900        1,822,575
 Gainsco, Inc..........................................      355,600        1,866,900
 *Galey & Lord, Inc....................................      271,200          661,050
 *GameTech International, Inc..........................       21,500          137,062
 Garan, Inc............................................       58,000        1,189,000
 *Garden Fresh Restaurant Corp.........................       69,700          757,987
 *Gart Sports Co.......................................       16,637           94,623
 *Gasonics International, Inc..........................       78,200        2,130,950
 GBC Bancorp...........................................      105,800        3,038,444
 *GC Companies, Inc....................................      131,300        3,471,244
 *Geerling & Wade, Inc.................................       27,500           97,969
 *Gehl Co..............................................       91,100        1,631,259
 Gencorp, Inc..........................................      765,100        7,507,544
 General Binding Corp..................................        8,800           66,000
 General Cable Corp....................................      210,800        1,752,275
 *General Communications, Inc. Class A.................      895,400        4,309,112
 *General Datacomm Industries, Inc.....................      119,300          469,744
 *Genesee & Wyoming, Inc...............................       18,800          344,275
 *Genesis Health Ventures, Inc.........................      544,300          204,112
 Genesis Worldwide, Inc................................       56,600           56,600
 *Geneva Steel Co. Class A.............................       93,000           34,875
 *Genlyte Group, Inc...................................       91,600        1,863,487
 *GenStar Therapeutics Corporation.....................       14,500           67,062
 *Gensym Corp..........................................       74,000          269,406
                                                            SHARES             VALUE+
                                                            ------             ------
 *Gentiva Health Services..............................       75,575   $      658,920
 Geon Co...............................................        2,100           45,150
 *Gerber Childrenswear, Inc............................       42,700          224,175
 Gerber Scientific, Inc................................      146,900        1,762,800
 *Getty Petroleum Marketing, Inc.......................      200,100          725,362
 *Giant Group, Ltd.....................................       50,600           32,416
 *Giant Industries, Inc................................      178,700        1,574,794
 Gibraltar Steel Corp..................................      137,600        2,180,100
 *Giga-Tronics, Inc....................................       20,800          157,300
 *G-III Apparel Group, Ltd.............................       98,500          455,562
 *Gish Biomedical, Inc.................................       47,900          103,284
 Glatfelter (P.H.) Co..................................      586,800        6,931,575
 *Glenayre Technologies, Inc...........................      707,600        5,815,587
 *Global Sources, Ltd..................................       22,838          630,214
 *Global Vacation Group, Inc...........................      169,000          433,062
 *Globe Business Resources, Inc........................       45,500          581,547
 Golden Enterprises, Inc...............................       17,200           53,750
 *Golden State Vintners, Inc...........................       32,300          155,444
 *Good Guys, Inc.......................................      263,300          707,619
 *Goodys Family Clothing...............................      117,200          640,937
 Gorman-Rupp Co........................................       44,000          767,250
 *Gottschalks, Inc.....................................      231,700        1,172,981
 *Government Technology Services, Inc..................      121,000          366,781
 *GP Strategies Corp...................................      222,665          848,910
 *Gradco Systems, Inc..................................       91,550          170,226
 *Graham Corp..........................................       27,150          207,019
 *Grand Union Co.......................................      154,600          130,444
 Granite Construction, Inc.............................      136,000        3,544,500
 Granite State Bankshares, Inc.........................       22,800          376,200
 *Graphic Packaging International Corp.................      478,500        1,644,844
 Gray Communications Systems, Inc......................       35,950          406,684
 *Greenbriar Corp......................................       10,700           16,050
 Greenbrier Companies, Inc.............................      247,900        1,890,237
 *Griffin Land & Nurseries, Inc. Class A...............       25,000          337,500
 *Griffon Corp.........................................      418,400        2,536,550
 *Group 1 Automotive, Inc..............................       75,000          862,500
 *Group 1 Software, Inc................................       25,350          464,222
 *GT Interactive Software Corp.........................       76,500          160,172
 Guaranty Federal Bancshares, Inc......................       14,800          147,537
 *Guest Supply, Inc....................................       76,200        1,338,262
 Guilford Mills, Inc...................................      436,800        2,866,500
 *Gulf Island Fabrication, Inc.........................       11,200          194,250
 *Gulfmark Offshore, Inc...............................      107,400        2,315,812
 *Gundle/SLT Environmental, Inc........................      290,800          908,750
 *Gymboree Corp........................................      428,900        1,199,580
 *GZA Geoenvironmental Technologies, Inc...............       42,700          261,537
 *Hadco Corp...........................................       50,800        4,483,100
 Haggar Corp...........................................      107,325        1,244,299
 *Hagler Bailly, Inc...................................       53,100           96,244
 *Hahn Automotive Warehouse, Inc.......................       38,746           41,168
 *Halifax Corp.........................................       24,000          124,500
 Hallmark Capital Corp.................................       35,000          297,500
 *Hallwood Group, Inc..................................          100              956
 *Ha-Lo Industries, Inc................................      250,800        1,395,075
 *Hampshire Group, Ltd.................................       19,100          152,800
 *Hampton Industries, Inc..............................       79,094          148,301
 Hancock Fabrics, Inc..................................      196,300          920,156
 Hancock Holding Co....................................        1,600           50,800
 *Handleman Co.........................................      474,436        4,625,751
 *Hanger Orthopedic Group, Inc.........................      262,700        1,264,244

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Harbor Florida Bancshares, Inc........................       17,500   $      185,391
 *Harding Lawson Associates Group, Inc.................       66,500          754,359
 Hardinge Brothers, Inc................................      155,200        1,498,650
 Harleysville Group, Inc...............................      455,200        7,709,950
 Harman International Industries, Inc..................       27,300        1,579,987
 Harmon Industries, Inc................................        3,700           49,487
 *Harnischfeger Industries, Inc........................      266,100          117,084
 *Harolds Stores, Inc..................................        2,000            5,000
 *Harry's Farmers Market, Inc. Class A.................       46,100           51,862
 *Hartmarx Corp........................................      696,000        1,566,000
 *Harvey Entertainment Co..............................       52,400          160,475
 *Hastings Entertainment, Inc..........................      169,800          225,516
 Hastings Manufacturing Co.............................        1,700           15,459
 *Hathaway Corp........................................       45,300          161,381
 *Hauser, Inc..........................................       42,275           58,128
 Haven Bancorp, Inc....................................      117,000        2,098,687
 Haverty Furniture Co., Inc............................      280,200        3,152,250
 *Hawaiian Airlines, Inc...............................      568,400        1,421,000
 *Hawk Corp............................................      191,000        1,301,187
 *Hawker Pacific Aerospace.............................       84,000          472,500
 *Hawthorne Financial Corp.............................       84,200          684,125
 HCC Insurance Holdings, Inc...........................       38,600          658,612
 *Headway Corporate Resources, Inc.....................       93,700          298,669
 *Health Management Systems, Inc.......................      240,200          994,578
 *Health Risk Management, Inc..........................       72,700          422,569
 *Health Systems Design Corp...........................       90,000          506,250
 *Healthcare Recoveries, Inc...........................       54,700          190,595
 *Healthcare Services Group, Inc.......................      171,650          772,425
 *Healthcor Holdings...................................       65,300            2,285
 Healthplan Services Corp..............................      297,000          723,937
 *Hector Communications Corp...........................        9,500          121,125
 *HEI, Inc.............................................       10,200          123,675
 Heico Corp............................................       14,900          195,562
 Heilig-Meyers Co......................................    1,133,850        1,913,372
 *Hello Direct, Inc....................................       84,100        1,045,994
 Heritage Financial Corp...............................       32,100          253,791
 *Herley Industries, Inc...............................       26,733          432,740
 *Hexcel Corp..........................................      425,250        3,295,687
 HF Financial Corp.....................................       52,150          451,423
 *High Plains Corp.....................................      211,900          476,775
 *Highlands Insurance Group, Inc.......................      226,410        1,641,472
 *Hirsch International Corp. Class A...................       90,000          126,562
 *Hi-Shear Industries, Inc.............................       53,500          129,570
 *Hi-Tech Pharmacal, Inc...............................       54,600          212,428
 *HMI Industries, Inc..................................       27,800           40,831
 HMN Financial, Inc....................................       70,000          791,875
 *HMT Technology Corp..................................      777,700        1,336,672
 *Hoenig Group, Inc....................................      104,700          971,747
 *Holiday RV Superstores, Inc..........................       70,700          296,056
 Holly Corp............................................      107,400        1,074,000
 *Hollywood Casino Corp. Class A.......................       32,900          166,556
 *Hollywood Entertainment Corp.........................      269,600        1,857,712
 *Hologic, Inc.........................................      284,500        1,635,875
 Home Bancorp..........................................       13,800          203,981
 Home Federal Bancorp..................................       34,875          573,258
 Home Loan Financial Corp..............................          700            4,637
 Home Port Bancorp, Inc................................       14,500          351,625
 *Home Products International, Inc.....................      124,450          536,691
 *Homebase, Inc........................................      839,650        1,574,344
 *Homegold Financial, Inc..............................       50,000           45,312
 *Homeland Holding Corp................................        6,900           27,169
                                                            SHARES             VALUE+
                                                            ------             ------
 *Homestead Village, Inc...............................      278,500   $    1,131,406
 Horizon Financial Corp................................       91,865          858,364
 *Horizon Health Corp..................................      113,600          688,700
 *Horizon Offshore, Inc................................      168,000        1,895,250
 *Horizon Pharmacies, Inc..............................       31,000          116,250
 *Hotelworks.com, Inc..................................      209,200           78,450
 *Houston Exploration Co...............................      310,400        7,760,000
 *Hovnanian Enterprises, Inc. Class A..................      257,084        1,413,962
 Howell Corp...........................................      104,200          970,362
 *HPSC, Inc............................................       43,600          411,475
 *HS Resources, Inc....................................      330,000       11,075,625
 *Hub Group, Inc. Class A..............................      108,700        1,375,734
 *Hudson Hotels Corp...................................       14,300           14,523
 Hudson River Bancorp, Inc.............................       35,700          349,191
 *Hudson Technologies, Inc.............................       55,900          117,041
 Huffy Corp............................................      171,900          558,675
 Hughes Supply, Inc....................................      349,350        6,637,650
 Hunt (J.B.) Transport Services, Inc...................      597,200        9,648,512
 Hunt Corp.............................................       62,850          632,428
 *Huntco, Inc. Class A.................................       92,600          283,587
 *Hurco Companies, Inc.................................       92,800          406,000
 *Hutchinson Technology, Inc...........................      506,400        5,966,025
 *Hvide Marine, Inc. Class A...........................      110,500                0
 *Hycor Biomedical, Inc................................       69,800          349,000
 *Hypercom Corp........................................      216,800        2,710,000
 *Hyseq, Inc...........................................      213,600        4,946,175
 Iberiabank Corp.......................................      105,300        1,572,919
 *Ico, Inc.............................................      241,800          396,703
 *ICT Group, Inc.......................................       48,500          341,016
 *ICU Medical, Inc.....................................       69,900        1,312,809
 *IEC Electronics Corp.................................      130,700          249,147
 *IFR Systems, Inc.....................................      134,400          768,600
 *IHOP Corp............................................       69,900        1,231,987
 *II-VI, Inc...........................................      136,100        5,231,344
 *Il Fornaio (America) Corp............................        8,800           75,900
 *Imation Corp.........................................       92,700        2,624,569
 IMCO Recycling, Inc...................................      347,500        2,323,906
 *Immucor, Inc.........................................       61,100          490,709
 *Imperial Credit Industries, Inc......................      733,500        2,567,250
 Imperial Sugar Co.....................................      697,400          958,925
 *Impreso.com, Inc.....................................        6,500           26,609
 *In Focus Systems, Inc................................      158,800        4,431,512
 *Inacom Corp..........................................      731,200          124,304
 Independence Holding Co...............................       52,600          650,925
 Independent Bank East.................................       77,726        1,015,296
 Industrial Bancorp, Inc...............................       29,200          332,150
 *Industrial Distribution Group, Inc...................      178,900          424,887
 *Industrial Holdings, Inc.............................        9,200           10,637
 *Inference Corp. Class A..............................      115,000          711,562
 *Infinium Software, Inc...............................        4,300           13,841
 *Infonautics Corp. Class A............................       64,100          262,409
 *Information Management Associates, Inc...............      101,500          444,062
 *Information Resources, Inc...........................      489,200        2,430,712
 Ingles Market, Inc. Class A...........................      211,100        2,084,612
 *Innodata Corp........................................           94              582
 *Innotrac Corp........................................       68,500          338,219
 *Innovative Clinical Solutions, Ltd...................      261,200           45,710
 *Innovative Gaming Corp. of America...................        6,600            4,847
 *Innoveda, Inc........................................      305,200        1,363,862
 Innovex, Inc..........................................       22,200          190,781
 *Inprise Corp.........................................      147,900          825,005

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Input/Output, Inc....................................      544,700   $    4,289,512
 *Insignia Financial Group, Inc........................      387,032        4,378,299
 *Insilco Holding Co...................................          432           11,664
 *Insituform East, Inc.................................       31,200           41,925
 *Insituform Technologies, Inc. Class A................       51,100        1,767,741
 *Inso Corp............................................      171,100          604,197
 *Inspire Insurance Solutions, Inc.....................      176,700          612,928
 Insteel Industries, Inc...............................      117,400          675,050
 *Insurance Auto Auctions, Inc.........................      146,300        2,839,134
 *Insurance Management Solutions, Inc..................       19,600           31,544
 *Integra, Inc.........................................      104,800           65,500
 *IntegraMed America, Inc..............................       57,100          178,437
 *Integrated Device Technology, Inc....................      215,987       10,272,882
 *Integrated Electrical Services, Inc..................      398,800        1,969,075
 *Integrated Measurement System, Inc...................       83,800        1,246,525
 *Integrated Silicon Solution, Inc.....................      203,400        6,032,081
 *Intellicall, Inc.....................................        4,500            3,656
 Intelligent Systems Corp..............................       52,375          222,594
 *Inter Parfums, Inc...................................      103,200        1,212,600
 Interface, Inc. Class A...............................      577,100        2,524,812
 *Intergraph Corp......................................      792,900        4,435,284
 *Interlinq Software Corp..............................       68,800          193,500
 *Intermagnetics General Corp..........................      143,980        1,637,772
 Intermet Corp.........................................      224,500        1,546,945
 *International Aircraft Investors.....................       38,500          197,312
 International Aluminum Corp...........................       48,900          712,106
 International Multifoods Corp.........................      398,000        5,547,125
 *International Rectifier Corp.........................      368,300       15,192,375
 *International Remote Imaging Systems, Inc............        6,200            8,912
 International Shipholding Corp........................       80,450          613,431
 *International Speciality Products, Inc...............      466,190        2,534,908
 *International Total Services, Inc....................       74,900           74,900
 Interpool, Inc........................................      589,800        4,718,400
 *Interstate National Dealers Services, Inc............        3,900           21,206
 *Intervisual Books, Inc. Class A......................        9,900           14,231
 *Intevac, Inc.........................................        5,100           15,937
 Investors Title Co....................................       18,200          200,200
 *Invision Technologies, Inc...........................       33,900          136,659
 *Invivo Corp..........................................        2,500           25,156
 *Ionics, Inc..........................................      146,700        4,217,625
 *IRI International Corp...............................       26,700          238,631
 *Iridex Corp..........................................       74,300          631,550
 *Isco, Inc............................................       91,100          408,527
 *Isle of Capri Casinos, Inc...........................      308,700        4,215,684
 *Isolyser Co., Inc....................................      597,600        2,110,275
 *IT Group, Inc .......................................      361,379        2,100,515
 *ITC Learning Corp....................................       49,200          121,462
 *ITEQ, Inc............................................      305,059          171,596
 *ITLA Capital Corp....................................      154,400        2,016,850
 *Itron, Inc...........................................       85,300          397,178
 *IVI Checkmate Corp...................................      175,705          516,133
 *J & J Snack Foods Corp...............................      170,100        2,535,553
 *J. Alexander's Corp..................................       88,900          344,487
 *J. Jill Group, Inc...................................      176,600        1,087,194
 *Jackpot Enterprises, Inc.............................      106,500        1,231,406
 Jacksonville Bancorp, Inc.............................       16,200          207,562
 *Jaclyn, Inc..........................................       26,900           53,800
 *Jaco Electronics, Inc................................       70,446        1,146,949
 *Jacobson Stores, Inc.................................       78,650          442,406
                                                            SHARES             VALUE+
                                                            ------             ------
 *Jan Bell Marketing, Inc..............................      382,400   $      836,500
 *Jason, Inc...........................................      288,900        2,907,056
 *JDA Software Group, Inc..............................       62,600          972,256
 Jefferies Group, Inc..................................       65,200        1,316,225
 Jefferson Savings Bancorp, Inc........................       79,900          871,409
 *JLK Direct Distribution, Inc. Class A................      103,000          714,562
 *JLM Industries, Inc..................................      118,500          448,078
 *Jo-Ann Stores, Inc. Class A..........................       35,700          339,150
 *Jo-Ann Stores, Inc. Class B..........................       35,700          287,831
 *Johnson Outdoors, Inc................................      123,300        1,090,434
 *Jos. A. Bank Clothiers, Inc..........................      155,400          704,156
 *JPM Co...............................................        3,500           18,047
 *JPS Industries, Inc..................................        9,000           33,609
 *Jps Packaging Company................................       61,150          171,984
 Justin Industries, Inc................................      352,500        6,146,719
 *JWGenesis Financial Corp.............................       14,250          117,562
 K Swiss, Inc. Class A.................................       88,200        1,160,381
 *K2, Inc..............................................      306,580        2,165,221
 *Kaiser Aluminum Corp.................................    1,232,615        5,469,729
 *Kaiser Group International, Inc......................      123,000           17,297
 *Kaiser Ventures, Inc.................................      134,100        1,734,919
 Kaman Corp. Class A...................................      435,000        4,336,406
 *Kasper A.S.L., Ltd...................................       59,900          154,430
 Katy Industries, Inc..................................      139,300        1,349,469
 Kaye Group, Inc.......................................       40,000          270,000
 *KBK Capital Corp.....................................       68,900          288,519
 *KCS Energy, Inc......................................      183,900          206,887
 *Kellstrom Industries, Inc............................       94,300          474,447
 Kellwood Co...........................................      416,218        7,023,679
 Kenan Transport Co....................................          200            3,725
 *Kendle International, Inc............................       76,900          485,431
 Kennametal, Inc.......................................        5,300          139,787
 *Kennedy-Wilson, Inc..................................        5,100           26,297
 *Kent Electronics Corp................................      166,450        4,618,987
 *Kentucky Electric Steel, Inc.........................       32,600           69,275
 Kentucky First Bancorp, Inc...........................       11,700          119,194
 *Kevco, Inc...........................................      138,800          221,212
 Kewaunee Scientific Corp..............................       30,800          359,012
 *Key Energy Group, Inc................................      166,900        1,815,037
 *Key Production Co., Inc..............................      146,612        2,354,955
 *Key Technology, Inc..................................       55,800          483,019
 *Key Tronic Corp......................................      172,500          468,984
 *Keystone Automotive Industries, Inc..................      283,680        2,078,842
 *Keystone Consolidated Industries, Inc................      147,849          572,915
 *kforce.com, Inc......................................      915,600       11,759,737
 Kimball International, Inc. Class B...................      287,000        4,636,844
 *Kimmins Corp.........................................       16,000            5,020
 *Kinark Corp..........................................       73,400           96,337
 *Kinnard Investment, Inc..............................       73,600          584,200
 *Kit Manufacturing Co.................................       11,100           72,150
 *Kitty Hawk, Inc......................................      170,900           79,896
 Klamath First Bancorp, Inc............................      144,600        1,617,713
 *KLLM Transport Services, Inc.........................       52,099          415,164
 Knape & Vogt Manufacturing Co.........................       37,434          567,359
 *Komag, Inc...........................................      949,600        1,988,225
 *Koss Corp............................................       45,700          764,047
 *Krug International Corp..............................       65,400           85,838
 *K-Tron International, Inc............................        6,300           99,422
 *Kulicke & Soffa Industries, Inc......................      161,700        8,145,638
 *KVH Industries, Inc..................................       59,200          308,950
 LabOne, Inc...........................................       91,950          474,117

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Laboratory Corp. of America Holdings, Inc............       29,650   $    2,131,094
 *Labtec, Inc..........................................        8,916           55,725
 *Laclede Steel Co.....................................       44,100           17,916
 LaCrosse Footwear, Inc................................       19,900           80,222
 *Ladish Co., Inc......................................      254,200        2,216,306
 *Lakeland Industries, Inc.............................        6,100           38,888
 *Lakes Gaming, Inc....................................      168,725        1,386,709
 *Lam Research Corp....................................       75,900        2,440,659
 *Lamson & Sessions Co.................................      159,800        1,278,400
 *Lancer Corp..........................................       94,400          342,200
 *Landair Corp.........................................       23,200           94,975
 Landamerica Financial Group, Inc......................      243,312        4,486,065
 Landrys Seafood Restaurants, Inc......................      481,800        3,764,063
 *Larscom, Inc.........................................       57,400          287,000
 *LaserSight Corporation...............................       32,100          163,509
 Lawrence Savings Bank MA..............................        3,500           25,266
 Lawson Products, Inc..................................      250,000        5,992,188
 *Layne Christensen Co.................................      156,000          692,250
 *Lazare Kaplan International, Inc.....................      132,300        1,157,625
 La-Z-Boy, Inc.........................................      117,949        1,894,556
 *Leapnet, Inc.........................................      155,686          498,683
 *Learn2.com, Inc......................................       60,454          116,185
 *Lechters, Inc........................................      263,400          403,331
 Lennox International, Inc.............................      203,680        2,393,240
 Lesco, Inc............................................       61,700          960,206
 *Let's Talk Cellular & Wireless, Inc..................          400              192
 Liberty Bancorp, Inc..................................        2,800           19,338
 *Liberty Corp.........................................        7,200          252,900
 *Life Financial Corp..................................       44,500          175,219
 *Lifeline Systems, Inc................................       14,400          175,500
 Lifetime Hoan Corp....................................      156,100        1,297,581
 Lillian Vernon Corp...................................      122,600        1,195,350
 *Lindal Cedar Homes, Inc..............................        8,000           16,250
 Lindberg Corp.........................................       95,900          755,213
 *Lithia Motors, Inc. Class A..........................        5,500           66,688
 *LMI Aerospace, Inc...................................       11,900           33,841
 LNR Property Corp.....................................      329,800        6,389,875
 *Lodgenet Entertainment Corp..........................       29,000          676,969
 *Lodgian, Inc.........................................      396,900          893,025
 *Loehmanns, Inc.......................................       65,000            4,713
 *Loews Cineplex Entertainment Corp....................    1,004,200        2,636,025
 *Logic Devices, Inc...................................       78,700          184,453
 Lone Star Steakhouse Saloon...........................      505,000        5,349,844
 Longs Drug Stores Corp................................       21,100          425,956
 Longview Fibre Co.....................................      246,300        2,955,600
 *Louis Dreyfus Natural Gas Corp.......................      465,900       14,967,038
 *LSB Industries, Inc..................................       99,500           80,844
 LSI Industries, Inc...................................        5,830          100,021
 LTV Corp..............................................    1,538,700        4,039,088
 *LTX Corp.............................................      210,000        5,519,063
 Luby's Cafeterias, Inc................................       72,200          636,263
 Lufkin Industries, Inc................................       95,200        1,612,450
 *Lumisy, Inc..........................................      172,100          424,872
 *Lunar Corp...........................................      100,450        1,111,228
 *Lydall, Inc..........................................      294,900        3,078,019
 *Lynch Corp...........................................        6,200          191,425
 M.A. Hanna Co.........................................      246,200        2,877,463
 *M.H. Meyerson & Co., Inc.............................       51,600          191,888
 *Mac-Gray Corp........................................       72,800          222,950
 *Mackie Designs, Inc..................................        1,000            6,844
 *Made2Manage Systems, Inc.............................       81,000          521,438
                                                            SHARES             VALUE+
                                                            ------             ------
 *Magellan Health Services, Inc........................      416,500   $      885,063
 *Magnetek, Inc........................................      377,100        3,181,781
 *Magnum Hunter Resources, Inc.........................      118,000          634,250
 *Mail-Well, Inc.......................................        9,800           91,875
 *Main Street & Main, Inc..............................      124,600          412,738
 Main Street Bancorp, Inc..............................        6,200           52,216
 *Mallon Resources Corp................................       46,100          352,233
 *Manchester Equipment Co., Inc........................      184,200          805,875
 *Manugistic Group, Inc................................      177,600        5,161,500
 *Mapinfo Corp.........................................       47,900        1,408,559
 Marcus Corp...........................................      301,000        3,292,188
 *Marine Transport Corp................................      128,870          338,284
 *Marisa Christina, Inc................................       94,000          158,625
 Maritrans, Inc........................................      188,500        1,119,219
 *MarkWest Hydrocarbon, Inc............................      155,500        1,302,313
 *Marlton Technologies, Inc............................      103,700          129,625
 Marsh Supermarkets, Inc. Class A......................       42,900          697,125
 Marsh Supermarkets, Inc. Class B......................       56,900          586,781
 Massbank Corp. Reading, MA............................       40,266        1,190,364
 Matec Corp............................................        6,900           53,475
 *Material Sciences Corp...............................      346,200        3,721,650
 *Matlack Systems, Inc.................................      141,092          432,094
 *Matria Healthcare, Inc...............................      545,700        1,858,791
 *Matrix Pharmaceutical, Inc...........................      280,700        2,438,581
 *Matrix Service Co....................................      154,300          752,213
 *Mattson Technology, Inc..............................       96,100        2,913,031
 *Maverick Tube Corp...................................      129,500        4,552,734
 *Max & Ermas Restaurants, Inc.........................       41,900          361,388
 *Maxco, Inc...........................................       38,500          300,781
 *Maxicare Health Plans, Inc...........................      224,000          364,000
 *Maxwell Shoe Company, Inc............................       37,200          282,488
 *Maxwell Technologies, Inc............................       10,900          153,281
 *Maxxam, Inc..........................................       97,900        2,496,450
 *Maynard Oil Co.......................................       53,500          896,125
 *Mazel Stores, Inc....................................      177,100        1,549,625
 *MB Financial, Inc....................................       36,800          408,250
 *McClain Industries, Inc..............................          600            2,906
 McGrath Rent Corp.....................................      114,500        1,796,219
 *McNaughton Apparel Group, Inc........................      114,000        1,086,563
 McRae Industries, Inc. Class A........................        1,000            6,188
 *McWhorter Technologies, Inc..........................      128,000        2,504,000
 MDC Holdings, Inc.....................................      408,288        7,885,062
 *Meadow Valley Corp...................................       44,064          167,994
 Meadowbrook Insurance Group, Inc......................      193,700        1,041,138
 *Mechanical Dynamics, Inc.............................        8,600           51,063
 Medford Bancorp, Inc..................................      103,600        1,547,525
 *Media 100, Inc.......................................       57,200        1,011,725
 *Media Arts Group, Inc................................       22,100           85,638
 *Medialink Worldwide, Inc.............................       51,100          367,281
 *Medical Action Industries, Inc.......................       27,800          110,331
 *Medical Alliance, Inc................................      108,700          421,213
 *Medical Assurance, Inc...............................       87,924        1,000,136
 *Medical Resources, Inc...............................       63,218            3,635
 *Medicore, Inc........................................       58,600          119,031
 *Medstone International, Inc..........................       75,700          404,522
 *MEMC Electronic Materials, Inc.......................      348,300        5,333,344
 Merchants Group, Inc..................................       25,600          388,800
 *Mercury Air Group, Inc...............................       15,300           72,675
 Meridian Insurance Group, Inc.........................       56,870          767,745
 *Meridian Medical Technology, Inc.....................       18,000          155,250
 *Meridian Resource Corp...............................      139,300          740,031
 *Merisel, Inc.........................................      335,800          267,591

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *MeriStar Hotels & Resorts, Inc.......................       82,000   $      235,750
 *Merit Medical Systems, Inc...........................       25,600          126,400
 *Merix Corp...........................................       77,600        2,136,425
 *Merrimac Industries, Inc.............................       11,770          142,711
 *Mesa Air Group, Inc..................................      452,500        2,707,930
 *Mesa Labs, Inc.......................................       17,000           75,703
 *Mestek, Inc..........................................       13,500          224,438
 *Metacreations Corp...................................       55,400          396,456
 *Metal Management, Inc................................      409,500          556,664
 Metals USA, Inc.......................................      317,140        1,664,985
 *Metatec Corp. Class A................................      124,300          341,825
 *Metrocall, Inc.......................................      447,510        1,440,423
 *Metromedia International Group, Inc..................    1,099,000        4,739,438
 MFB Corp..............................................       19,200          318,000
 *MFRI, Inc............................................       59,700          235,069
 MI Schottenstein Homes, Inc...........................      187,600        3,189,200
 *Michael Anthony Jewelers, Inc........................       98,500          246,250
 Michael Foods, Inc....................................      173,981        3,985,252
 *Michaels Stores, Inc.................................      383,000       16,373,250
 *Micro Linear Corp....................................      178,100          940,591
 *Microage, Inc........................................      486,000          230,850
 *Microcide Pharmaceuticals, Inc.......................       73,000          545,219
 MicroFinancial, Inc...................................       30,000          285,000
 *Micros to Mainframes, Inc............................        6,200           36,813
 *Microsemi Corp.......................................       23,300          504,591
 *Microtest, Inc.......................................       87,000          647,063
 *Microtouch Systems, Inc..............................      132,500        1,171,797
 *Microwave Power Dynamics, Inc........................       77,700          382,430
 Mid America Banccorp..................................       88,727        2,073,994
 *Mid Atlantic Medical Services, Inc...................      316,000        3,910,500
 Midcoast Energy Resources, Inc........................        4,000           64,000
 *Middleby Corp........................................      170,000        1,136,875
 Middlesex Water Co....................................        7,500          219,844
 Midland Co............................................       16,800          424,200
 *Midway Airlines Corp.................................       98,700          586,031
 *Midwest Grain Products, Inc..........................      124,300          873,984
 Mikasa, Inc...........................................      198,400        1,909,600
 *Mikohn Gaming Corp...................................      124,400          789,163
 Milacron, Inc.........................................      147,400        2,330,763
 *Miller Building Systems, Inc.........................       46,200          261,319
 *Miller Industries, Inc...............................      692,550        1,601,522
 *Miltope Group, Inc...................................       53,600          108,038
 *MIM Corp.............................................       42,700           78,728
 Mine Safety Appliances Co.............................      112,800        2,622,600
 Minntech Corp.........................................        7,600           56,050
 *Minolta-QMS, Inc.....................................       40,905          135,498
 Minuteman International, Inc..........................        9,000           75,938
 Mississippi Chemical Corp.............................      494,900        2,876,606
 *Mitcham Industries, Inc..............................       77,100          454,167
 *Mobile America Corp..................................       82,500          216,563
 *Modtech Holdings, Inc................................        4,300           46,359
 *Monarch Casino and Resort, Inc.......................        5,200           24,700
 *Monarch Dental Corp..................................      138,400          400,063
 *Monro Muffler Brake, Inc.............................      101,130          843,803
 Monterey Bay Bancorp, Inc.............................       44,500          396,328
 *Moog, Inc. Class A...................................       99,850        2,134,294
 *Moog, Inc. Class B...................................       12,800          519,200
 *Moore Handley, Inc...................................        2,000            3,313
 *Moore Medical Corp...................................       42,300          370,125
 *Morrison Knudsen Corp................................      452,700        3,508,425
 *Mother's Work, Inc...................................       67,000          707,688
 *Motient Corp.........................................      138,100        1,247,216
                                                            SHARES             VALUE+
                                                            ------             ------
 *Motor Car Parts & Accessories, Inc...................       71,200   $       72,446
 *Motor Club of America................................        5,600           44,450
 Movado Group, Inc.....................................      156,150        1,495,624
 *Movie Gallery, Inc...................................      254,900          852,322
 *MRV Communications, Inc..............................      365,100        9,732,197
 *MS Carriers, Inc.....................................      200,800        3,871,675
 MTS Systems Corp......................................      250,710        1,821,565
 Mueller (Paul) Co.....................................        6,100          146,781
 *Multi Color Corp.....................................        6,000           47,625
 *Multiple Zones International, Inc....................      172,000          722,938
 *N & F Worldwide Corp.................................      274,100        1,404,763
 *NABI, Inc............................................      561,200        3,253,206
 Nacco Industries, Inc. Class A........................       93,800        3,540,950
 *Napco Security Systems, Inc..........................       52,300          199,394
 Nash Finch Co.........................................      155,300        1,208,428
 Nashua Corp...........................................      118,000          973,500
 *Nastech Pharmaceutical Co., Inc......................       95,600          374,931
 *Nathans Famous, Inc..................................       85,000          249,688
 National City Bancorp.................................      115,314        1,672,053
 *National Equipment Services, Inc.....................      195,700        1,113,044
 *National Home Centers, Inc...........................       70,500          120,070
 *National Home Health Care Corp.......................       58,211          240,120
 National Presto Industries, Inc.......................      133,400        4,143,738
 *National Processing, Inc.............................       56,400          659,175
 *National Record Mart, Inc............................       62,300          100,264
 *National Research Corp...............................       78,000          426,563
 *National Standard Co.................................        3,600            6,525
 National Steel Corp. Class B..........................      429,800        2,256,450
 National Technical Systems, Inc.......................      104,184          325,575
 *National Techteam, Inc...............................      301,900        1,009,478
 *National Western Life Insurance Co. Class A..........       24,300        1,797,441
 *Natrol, Inc..........................................       18,500           77,758
 *Natural Alternatives International, Inc..............       82,100          129,564
 *Natural Microsystems Corp............................       78,500        5,055,891
 *Natural Wonders, Inc.................................       89,100          100,238
 *Navigators Group, Inc................................        5,100           44,944
 NBT Bancorp...........................................      101,347        1,013,470
 NCH Corp..............................................       91,600        3,664,000
 *NCI Building Systems, Inc............................       88,500        1,510,031
 *NCS Healthcare, Inc..................................      260,900          236,441
 *Neff Corp. Class A...................................       11,000           41,938
 Nelson (Thomas), Inc..................................      183,800        1,298,088
 *Netmanage, Inc.......................................      690,413        1,887,848
 *Netrix Corp..........................................       90,900          997,059
 *Network Computing Devices, Inc.......................      177,600          283,050
 *Network Equipment Technologies, Inc..................      390,100        4,169,194
 *Network Peripherals, Inc.............................       21,400          380,519
 *Neurocrine Biosciences, Inc..........................      100,700        2,139,875
 *New American Healthcare Corp.........................       23,600              944
 *New Brunswick Scientific Co., Inc....................       77,531          407,038
 *New Century Financial Corp...........................      118,400        1,091,500
 *New Day Runner, Inc..................................        3,740            6,136
 *New Horizons Worldwide, Inc..........................       68,875        1,201,008
 *New Mexico & Arizona Land Co.........................       87,400          447,925
 *Newcor, Inc..........................................       64,712          137,513
 *Newmark Homes Corp...................................        2,000           11,875
 Newmil Bancorp, Inc...................................       43,500          440,438
 *Newpark Resources, Inc...............................      218,000        1,825,750
 Newport Corp..........................................       56,600        9,652,069
 *Nexell Therapeutics, Inc.............................        1,702            5,877

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Nexthealth, Inc......................................       81,300   $      228,656
 *Niagara Corp.........................................      131,500          567,094
 Nitches, Inc..........................................        3,679           19,775
 *NMT Medical, Inc.....................................      124,100          471,192
 *Nobel Learning Communities, Inc......................       72,900          526,247
 Noel Group, Inc.......................................       85,860           22,324
 Noland Co.............................................        2,000           33,000
 *Noodle Kidoodle, Inc.................................      114,500          343,500
 *Norstan, Inc.........................................      234,000        1,155,375
 *Nortek, Inc..........................................       81,100        1,738,581
 North Central Bancshares, Inc.........................       41,300          591,106
 North Fork Bancorporation, Inc........................      251,000        4,157,188
 Northeast Bancorp.....................................       22,500          180,000
 Northland Cranberries, Inc. Class A...................      177,300          703,659
 Northrim Bank.........................................       20,096          171,444
 *Northwest Pipe Co....................................       98,200        1,322,631
 *Novametrix Medical Systems, Inc......................       20,200          126,566
 *NPS Pharmaceuticals, Inc.............................      152,200        1,926,281
 *NS Group, Inc........................................      308,800        5,654,900
 *Nu Horizons Electronics Corp.........................      116,305        2,013,530
 *NuCo2, Inc...........................................        5,200           29,900
 *Nuevo Energy Co......................................      241,500        4,663,969
 *Numerex Corp. Class A................................       78,200          720,906
 *Nutraceutical International Corp.....................      116,700          421,214
 Nymagic, Inc..........................................      132,700        1,866,094
 *O.I. Corp............................................       51,800          201,534
 *Oak Technology, Inc..................................      708,800       10,476,950
 Oakwood Homes Corp....................................    1,072,500        3,083,438
 *Objective Systems Integrators, Inc...................      347,200        2,555,175
 *Oceaneering International, Inc.......................      129,000        2,515,500
 OceanFirst Financial Corp.............................      164,000        2,798,250
 *O'Charleys, Inc......................................      127,000        1,781,969
 *Ocwen Financial Corp.................................      332,300        1,910,725
 *ODS Networks, Inc....................................      110,600        1,610,613
 *Offshore Logistics, Inc..............................      351,900        4,937,597
 Ogden Corp............................................      374,596        3,230,891
 Oglebay Norton Co.....................................       47,200          985,300
 *Ohio Art Co..........................................        3,600           30,600
 Ohio Casualty Corp....................................       34,100          408,134
 Oil-Dri Corp. of America..............................       50,800          492,125
 *Old Dominion Freight Lines, Inc......................      134,300        1,225,488
 *Olympic Steel, Inc...................................      201,800          876,569
 *Omega Protein Corp...................................      486,200        1,367,438
 *Omega Worldwide, Inc.................................       42,400          174,900
 *OMNI Energy Services Corp............................       47,800           34,356
 *Omtool, Ltd..........................................      279,400          506,413
 *On Command Corp......................................       63,700        1,043,088
 *One Price Clothing Stores, Inc.......................      163,400          388,075
 *Ontrack Data International, Inc......................       23,400          173,306
 *Onyx Acceptance Corp.................................      110,600          456,225
 *Onyx Pharmacueticals, Inc............................        1,700           11,794
 *Opinion Research Corp................................       43,900          274,375
 *Opta Food Ingredients, Inc...........................      199,600          452,219
 *Opti, Inc............................................      163,800          655,200
 *Optika Imaging Systems, Inc..........................       95,000          602,656
 *Option Care, Inc.....................................          800            5,225
 *Orbital Sciences Corp................................       41,300          505,925
 Oregon Steel Mills, Inc...............................      516,761        1,130,415
 *Oriole Homes Corp. Class A Convertible...............       20,800           39,000
 *Oriole Homes Corp. Class B...........................       30,900           50,213
 *Orleans Homebuilders, Inc............................       20,100           32,663
                                                            SHARES             VALUE+
                                                            ------             ------

 *Oroamerica, Inc......................................      119,400   $      869,381
 *Orthologic Corp......................................      359,700        1,663,613
 Oshkosh Truck Corp. Class B...........................       89,600        2,741,200
 *Oshman's Sporting Goods, Inc.........................       71,000          221,875
 *OSI Pharmaceutical, Inc..............................       77,100          771,000
 *OSI Systems, Inc.....................................       74,600          445,269
 *Osmonics, Inc........................................      164,000        1,476,000
 *Ostex International, Inc.............................      105,600          207,900
 *OTR Express, Inc.....................................       15,000           18,750
 *Outlook Group Corp...................................       49,500          275,344
 *Outsource International, Inc.........................       83,400           99,038
 *Overland Data........................................          500            4,078
 Overseas Shipholding Group, Inc.......................      671,400       15,568,088
 Owosso Corp...........................................      107,300          224,659
 Oxford Industries, Inc................................      109,400        1,688,863
 *OYO Geospace Corp....................................        7,000          112,000
 *PAM Transportation Services, Inc.....................       45,400          385,900
 *Pameco Corp..........................................       76,500          200,813
 Pamrapo Bancorp, Inc..................................       32,300          639,944
 *Pancho's Mexican Buffet, Inc.........................       14,600           52,469
 *Panera Bread CO......................................      205,800        1,749,300
 *Par Technology Corp..................................      157,300          599,706
 Park Electrochemical Corp.............................      157,300        3,942,331
 *Parker Drilling Co...................................    1,225,900        7,432,019
 *Park-Ohio Holdings Corp..............................      176,835        1,492,045
 Parkvale Financial Corp...............................       52,025          929,947
 *Parlex Corp..........................................       55,300        1,228,697
 *Parlux Fragrances, Inc...............................      225,300          682,941
 Patina Oil & Gas Corp.................................      247,626        4,287,025
 Patrick Industries, Inc...............................       93,500          613,594
 *Patterson Energy, Inc................................       83,900        2,026,709
 *Paul Harris Stores, Inc..............................      184,875          496,852
 Paula Financial, Inc..................................       89,900          241,606
 *Paul-Son Gaming Corp.................................       32,000           96,000
 *Paxar Corp...........................................      103,000        1,036,438
 *Paxson Communications Corp...........................      480,700        3,725,425
 *Payless Cashways, Inc................................        4,156            6,689
 *PBOC Holdings, Inc...................................       62,600          571,225
 *PC Service Source, Inc...............................       91,300          102,713
 *PCD, Inc.............................................       17,400           76,125
 *Pediatric Services of America, Inc...................       83,900          169,111
 *Pediatrix Medical Group, Inc.........................      144,500        1,029,563
 Peerless Manufacturing Co.............................       16,000          229,000
 *Peerless Systems Corp................................       81,000          192,375
 Penford Corp..........................................       81,000        1,455,469
 *Penn National Gaming, Inc............................        2,500           34,844
 *Penn Traffic Company.................................        1,160            6,525
 *Penn Treaty American Corp............................      116,200        2,287,688
 Penn Virginia Corp....................................      163,900        3,657,019
 Penn-America Group, Inc...............................      142,850        1,312,434
 Pennfed Financial Services, Inc.......................      128,900        1,724,038
 *Pentacon, Inc........................................      106,200          195,806
 *Penwest Pharmaceuticals Company......................       14,600          168,813
 Peoples Bancshares, Inc. Massachusetts................       32,400          564,975
 Pep Boys - Manny, Moe & Jack..........................      680,100        4,845,713
 *Perceptron, Inc......................................      142,400          565,150
 *Perini Corp..........................................       71,100          204,413
 *Perrigo Co...........................................      737,600        4,494,750
 *Perry Ellis International, Inc.......................       84,700          824,502
 *Per-Se Technologies, Inc.............................      372,566        2,433,322
 *Personnel Group of America, Inc......................      421,100        1,684,400

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Petco Animal Supplies, Inc...........................      168,300   $    3,192,441
 *Petrocorp, Inc.......................................      102,600          724,613
 *Petroglyph Energy, Inc...............................        9,000           18,281
 *Petroleum Development Corp...........................      232,300        1,241,353
 *PetSmart, Inc........................................       86,300          257,552
 PFF Bancorp, Inc......................................       44,200          616,038
 *Pharmchem Laboratories, Inc..........................       64,900          176,447
 *Phar-Mor, Inc........................................      243,300          410,569
 *Philadelphia Consolidated Holding Corp...............       16,000          270,500
 *Phillips (R.H.), Inc.................................       23,800           66,194
 Phillips-Van Heusen Corp..............................      589,000        5,116,938
 *Phoenix International, Ltd...........................       85,750          164,801
 Phoenix Investment Partners, Ltd......................      628,500        5,263,688
 *Phoenix Technologies, Ltd............................       53,500          961,328
 *Photo Control Corp...................................        4,200           12,666
 *PhotoWorks, Inc......................................      208,100          627,552
 *Phycor, Inc..........................................      367,700          178,105
 Piccadilly Cafeterias, Inc............................      170,500          490,188
 *Pico Holdings, Inc...................................      102,820        1,108,528
 *Picturetel Corp......................................      730,000        2,247,031
 Pier 1 Imports, Inc. DE...............................      210,900        1,792,650
 *Piercing Pagoda, Inc.................................       28,300          403,275
 Pilgrim Pride Corp....................................      443,600        3,548,800
 Pilgrim's Pride Corp..................................      165,600          983,250
 Pillowtex Corp........................................      216,400        1,027,900
 Pinnacle Bancshares, Inc..............................       10,400           94,900
 *Pinnacle Entertainment, Inc..........................      269,800        5,143,063
 *Pinnacle Global Group, Inc...........................       26,200           96,613
 *Pinnacle Systems, Inc................................       97,520        2,331,338
 Pioneer Standard Electronics, Inc.....................      417,900        5,001,741
 Pitt-Des Moines, Inc..................................      119,800        2,785,350
 Pittston Brink's Group................................      227,322        3,452,453
 *Planar Systems, Inc..................................      150,600        1,454,231
 *Play By Play Toys and Novelties, Inc.................       83,600          142,381
 *PLM International, Inc...............................      103,200          767,550
 PMR Corp..............................................       96,900          336,122
 Pocahontas Bancorp, Inc...............................       37,700          223,844
 *Point West Capital Corp..............................       14,300           53,178
 *Policy Management Systems Corp.......................       35,200          358,600
 *Polymedica Industries, Inc...........................       57,240        1,524,015
 Polymer Group, Inc....................................      586,500        4,288,781
 *Pomeroy Computer Resource, Inc.......................       20,800          304,850
 Pope & Talbot, Inc....................................      239,000        4,436,438
 *Porta Systems Corp...................................        1,300            2,275
 *Powell Industries, Inc...............................       50,800          424,656
 *Powercerv Corp.......................................      186,000          252,844
 *Powertel, Inc........................................       53,000        4,491,750
 *PPT Vision, Inc......................................       89,000          411,625
 Precision Castparts Corp..............................       65,350        3,185,813
 Premier Financial Bancorp.............................        1,100            8,216
 *Premiumwear, Inc.....................................       34,900          459,153
 Presidential Life Corp................................      396,700        5,838,928
 *Previo, Inc..........................................       22,300          125,438
 *Price Communications Corp............................      429,887        9,806,797
 *Pricesmart, Inc......................................       36,850        1,321,994
 *Pride International, Inc.............................      417,200       10,612,525
 *Primark Corp.........................................      439,300       11,421,800
 *Prime Hospitality Corp...............................      651,000        5,614,875
 *Prime Medical Services, Inc..........................      168,000        1,317,750
 Primesource Corp......................................       67,254          354,134
 *Printronix, Inc......................................       87,100        1,243,897
                                                            SHARES             VALUE+
                                                            ------             ------

 *Printware, Inc.......................................        4,800   $       13,500
 *Procurenet, Inc......................................       22,400                0
 Professional Bancorp, Inc.............................       36,800          128,800
 *Professionals Group, Inc.............................       12,510          207,588
 *Programmers Paradise, Inc............................       86,800          295,663
 Progress Financial Corp...............................       30,098          357,414
 *ProMedCo Management Company..........................      442,700          518,789
 *Protection One, Inc..................................    1,136,900        2,131,688
 *Protocol Systems, Inc................................      123,200        1,913,450
 *Provant, Inc.........................................       52,800          199,650
 Providence & Worcester Railroad Co....................       19,300          129,069
 *Provident Financial Holdings, Inc....................       23,200          340,750
 *Proxim, Inc..........................................       37,200        3,246,863
 *PSC, Inc.............................................        9,300           42,141
 *PSS World Medical, Inc...............................      142,300        1,200,656
 *PTEK Holdings, Inc...................................      144,100          495,344
 Pulaski Financial Corp................................       22,400          260,400
 Pulte Corp............................................        2,600           57,688
 *Pure Resources, Inc..................................       46,421          696,315
 *Pure World, Inc......................................       86,400          267,300
 PXRE Group, Ltd.......................................      218,283        3,246,960
 Pyramid Breweries, Inc................................       86,300          167,206
 *Qad, Inc.............................................       11,500           43,844
 *QEP Co., Inc.........................................       20,200          166,019
 *Quad Systems Corp....................................       72,100          111,530
 Quaker Chemical Corp..................................       71,600        1,185,875
 *Quaker City Bancorp, Inc.............................       63,562          913,704
 *Quaker Fabric Corp...................................      243,200        1,330,000
 *Quality Dining, Inc..................................      226,200          742,219
 Quality Systems, Inc..................................       80,500          581,109
 Quanex Corp...........................................      244,702        3,578,767
 *Quantum Corp-Hard Disk Drive Group...................       28,837          272,149
 *Quest Diagnostics, Inc...............................      243,400       16,277,375
 *Quigley Corp.........................................       22,100           37,984
 *Quintel Entertainment, Inc...........................       34,000           80,219
 *Quipp, Inc...........................................        1,300           24,294
 Quixote Corp..........................................       56,600          806,550
 *Quorum Health Group, Inc.............................      653,100        6,316,702
 *R & B, Inc...........................................      129,000          338,625
 *Racing Champions Corp................................       83,100          136,336
 *Radiance Medical Systems, Inc........................      119,800        1,121,253
 *RadiSys Corp.........................................       25,911        1,017,816
 *Rag Shops, Inc.......................................       55,755          121,964
 *Railamerica, Inc.....................................      246,265        1,300,587
 *RailWorks Corp.......................................          500            4,656
 *Rainforest Cafe, Inc.................................      376,300        1,117,141
 *Ramsay Youth Services, Inc...........................       51,266           72,093
 Range Resources Corp..................................      606,891        1,706,881
 *Rare Hospitality International, Inc..................      133,500        3,687,938
 Raven Industries, Inc.................................       15,100          205,738
 *Rawlings Sporting Goods, Inc.........................       11,300           66,034
 *Raytech Corp. DE.....................................       30,300           92,794
 *Raytel Med Corp......................................      160,000          400,000
 *RCM Technologies, Inc................................      236,900        1,902,603
 *RDO Equipment Co. Class A............................       93,800          527,625
 *Reading Entertainment, Inc...........................       75,736          392,881
 *Read-Rite Corp.......................................      501,800          987,919
 *Recoton Corp.........................................      204,932        1,697,093
 *Redhook Ale Brewery, Inc.............................      131,700          228,417
 Redwood Empire Bancorp................................       28,200          537,563
 *Reebok International, Ltd............................      818,000       11,349,750

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Refac................................................       56,785   $      181,002
 *Regeneron Pharmaceuticals, Inc.......................      389,000        7,901,563
 *Rehabilicare, Inc....................................       17,300           44,872
 *Reliability, Inc.....................................       93,300          379,031
 Reliance Group Holdings, Inc..........................      823,000        1,903,188
 *Relm Wireless Corp...................................       59,254          146,283
 *Remington Oil & Gas Corp.............................       27,500          179,609
 *Renaissance Worldwide, Inc...........................      684,500        1,518,734
 *Rentrak Corp.........................................       63,000          224,438
 *Rent-Way, Inc........................................       64,000        1,708,000
 *Reptron Electronics, Inc.............................       91,500          932,156
 *Republic Bankshares, Inc.............................       64,500          632,906
 *Republic First Bancorp, Inc..........................       51,930          228,817
 Republic Group, Inc...................................       17,120          158,360
 Republic Security Financial Corp......................      186,272          765,462
 *Research Partners International, Inc.................       86,400          132,300
 *ResortQuest International, Inc.......................      284,400        1,350,900
 Resource America, Inc.................................      232,000        1,602,250
 Resource Bancshares Mortgage Group, Inc...............      352,735        1,697,537
 *Respironics, Inc.....................................       26,500          425,656
 *Response Oncology, Inc...............................       26,500           25,672
 *Rex Stores Corp......................................       93,400        1,973,075
 *Rexhall Industries, Inc..............................       14,099           79,307
 *RF Monolithics, Inc..................................        9,600           87,300
 Richardson Electronics, Ltd...........................      105,200        1,291,988
 *Riddell Sports, Inc..................................      125,700          392,813
 Riggs National Corp...................................      511,700        7,451,631
 *Right Management Consultants, Inc....................       87,600          897,900
 *Rightchoice Managed Care, Inc. Class A...............       47,700          667,800
 *Riverside Group, Inc.................................        3,200           12,000
 Riverview Bancorp, Inc................................       62,400          551,850
 *Riviera Holdings Corporation.........................        5,500           40,563
 RLI Corp..............................................      142,630        5,188,166
 *RMH Teleservices, Inc................................       84,100          525,625
 *Roadhouse Grill, Inc.................................      130,500          734,063
 Roadway Express, Inc..................................       21,600          463,725
 Roanoke Electric Steel Corp...........................      149,200        1,972,238
 Robbins & Myers, Inc..................................        3,700           80,013
 *Roberds, Inc.........................................       79,700            1,594
 *Robinson Nugent, Inc.................................       53,900          606,375
 *Robotic Vision Systems, Inc..........................      171,800        2,034,756
 *Rochester Medical Corp...............................       29,000          253,750
 *Rock of Ages Co......................................       88,500          442,500
 Rock-Tenn Co. Class A.................................      375,450        3,590,241
 *Rocky Shoes & Boots, Inc.............................       75,400          388,781
 *Rofin-Sinar Technologies, Inc........................       33,800          410,881
 *Rogue Wave Software, Inc.............................       99,900          427,697
 Rollins Truck Leasing Corp............................      949,850        8,964,209
 *Rottlund, Inc........................................       40,600           93,888
 Rouge Industries, Inc. Class A........................      251,100        1,129,950
 *Royal Precision, Inc.................................       14,150           39,355
 RPC, Inc..............................................      167,900        1,783,938
 *RTI International Metals, Inc........................      311,550        4,050,150
 *RTW, Inc.............................................      150,700          607,509
 *Rural/Metro Corp.....................................      134,500          174,430
 *Rush Enterprises, Inc................................       93,600          649,350
 Russ Berrie & Co., Inc................................      196,300        3,717,431
 Russell Corp..........................................       43,200          961,200
 *Ryans Family Steak Houses, Inc.......................      555,400        5,033,313
 Ryerson Tull, Inc.....................................      206,939        2,043,523
                                                            SHARES             VALUE+
                                                            ------             ------

 Ryland Group, Inc.....................................      296,864   $    6,586,670
 *S&K Famous Brands, Inc...............................      106,100          729,438
 *S3, Inc..............................................      345,424        5,515,990
 *Safety 1st, Inc......................................       36,500          503,016
 *Safety Components International, Inc.................       40,200            1,809
 *Safety-Kleen Corp....................................       69,500           43,438
 *Salient 3 Communications, Inc. Class A...............       72,900          833,794
 *Sames Corp...........................................       30,918          525,606
 *San Filippo (John B.) & Son, Inc.....................       75,700          264,950
 Sanderson Farms, Inc..................................      225,400        1,514,406
 *Sands Regent Casino Hotel............................       15,492           24,932
 *Saucony, Inc. Class A................................       27,200          291,550
 *Saucony, Inc. Class B................................       36,500          365,000
 *Savoir Technology Group, Inc.........................      199,700        1,585,119
 *SBE, Inc.............................................        2,100           39,309
 *SBS Technologies, Inc................................       37,900        1,231,750
 *Scan-Optics, Inc.....................................      120,100          118,223
 *ScanSoft, Inc........................................       46,577          112,804
 *SCB Computer Technology, Inc.........................       32,900           69,913
 *Scheid Vineyards, Inc................................       26,500          101,031
 *Schein (Henry), Inc..................................       57,200        1,009,938
 *Scherer Healthcare, Inc..............................          900            3,347
 *Schieb (Earl), Inc...................................       72,200          230,138
 *Schlotzskys, Inc.....................................      168,800        1,018,075
 Schnitzer Steel Industries, Inc. Class A..............       76,700        1,143,309
 *Schuff Steel Company.................................      112,000          364,000
 *Schuler Homes, Inc...................................      365,100        2,259,056
 Schulman (A.), Inc....................................      186,300        2,218,134
 Schultz Sav-O Stores, Inc.............................       15,300          174,038
 Schweitzer-Maudoit International, Inc.................      180,900        2,487,375
 *Scios-Nova, Inc......................................      119,500          515,344
 Scope Industries, Inc.................................        8,100          373,613
 SCPIE Holdings, Inc...................................       95,200        2,314,550
 Seaboard Corp.........................................       28,440        5,232,960
 Seacoast Financial Services Corp......................      123,869        1,087,725
 *Seacor Smit, Inc.....................................      164,900       10,574,213
 *Secom General Corp...................................       11,500           92,359
 *SED International Holdings, Inc......................      129,700          417,472
 *SEEC, Inc............................................       31,000          140,953
 *Segue Software, Inc..................................       68,900          589,956
 *Seibels Bruce Group, Inc.............................       89,700          140,156
 *Seitel, Inc..........................................      337,700        2,870,450
 Selas Corp. of America................................       73,500          404,250
 *Select Comfort Corp..................................       33,000          125,297
 Selective Insurance Group, Inc........................      386,400        7,160,475
 *Semitool, Inc........................................      135,000        1,911,094
 *SEMX Corp............................................      104,700          827,784
 *Seneca Foods Corp. Class B...........................       10,500          120,750
 *Sensormatic Electronics Corp.........................      690,400       10,830,650
 *Sequa Corp. Class A..................................       89,800        4,282,338
 *Sequa Corp. Class B..................................       31,400        1,805,500
 *SeraCare, Inc........................................        1,500            3,656
 *Servotronics, Inc....................................          400            1,500
 *SGV Bancorp, Inc.....................................        3,300           80,541
 *Sharper Image Corp...................................       23,400          262,519
 *Shaw Group, Inc......................................      118,600        5,173,925
 *Sheldahl, Inc........................................      133,650          628,573
 *Shells Seafood Restaurants, Inc......................       42,100           89,463
 *Shiloh Industries, Inc...............................      156,600        1,605,150
 *Shoe Carnival, Inc...................................      160,800        1,170,825

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Shoe Pavilion, Inc...................................        3,400   $        5,313
 *Sholodge, Inc........................................       76,800          312,000
 *Shoney's, Inc........................................      594,304          371,440
 *Shopko Stores, Inc...................................      131,400        2,414,475
 *Sierra Health Services, Inc..........................      490,100        2,052,294
 Sifco Industries, Inc.................................       76,615          469,267
 *Sight Resource Corp..................................       96,800           86,213
 *Sigmatron International, Inc.........................       16,800           71,925
 *Signal Technology Corp...............................       74,900        1,109,456
 *Signature Eyewear, Inc...............................       17,000           27,625
 *Silicon Storage Technology, Inc......................       21,600        1,604,475
 *Silicon Valley Group, Inc............................      374,700        9,964,678
 *Silverleaf Resorts, Inc..............................      242,500          863,906
 *Simione Central Holdings, Inc........................       29,400           80,208
 Simmons First National Corp. Class A..................       42,200          805,756
 *Simon Transportation Services, Inc...................       91,300          522,122
 Simpson Industries, Inc...............................      287,400        2,532,713
 *Simula, Inc..........................................       80,450          155,872
 *Sitel Corp...........................................      834,900        4,852,856
 *Sizzler International, Inc...........................      253,300          744,069
 Sky Financial Group, Inc..............................       12,255          189,570
 *Skyepharma P.L.C. ADR................................        4,400           60,232
 Skyline Corp..........................................      112,800        2,326,500
 Skywest, Inc..........................................       88,200        3,365,381
 *Smart & Final Food, Inc..............................      252,200        2,064,888
 *SMC Corp.............................................       74,100          294,084
 Smith (A.O.) Corp.....................................      238,050        4,999,050
 Smith (A.O.) Corp. Convertible Class A................       75,350        1,591,769
 *Smithway Motor Express Corp. Class A.................       73,200          187,575
 *Softech, Inc.........................................       58,000           63,438
 *Software Spectrum, Inc...............................       54,300          785,653
 *Sola International, Inc..............................      448,600        2,243,000
 *Sonic Automotive, Inc................................      218,500        2,130,375
 *SOS Staffing Services, Inc...........................      156,800          475,300
 *Sound Advice, Inc....................................       25,100          248,647
 South Financial Group, Inc............................      113,290        1,423,206
 South Jersey Industries, Inc..........................      185,777        4,841,813
 *Southern Energy Homes, Inc...........................      168,100          189,113
 *Southern Pacific Funding Corp........................      120,000            3,000
 *Southwall Technologies, Inc..........................       86,600          722,569
 Southwestern Energy Co................................      462,300        4,276,275
 Sovereign Bancorp, Inc................................       43,160          296,051
 *Spacehab, Inc........................................       84,400          374,525
 *Spacelabs Medical, Inc...............................      170,300        1,931,841
 Span-American Medical System, Inc.....................       25,900           94,292
 *SPAR Group, Inc......................................        8,500           21,781
 Spartan Motors, Inc...................................      285,200        1,265,575
 *Sparton Corp.........................................      108,700          448,388
 *Special Metals Corp..................................       47,800          112,031
 *Spectrian Corp.......................................       71,500        1,081,438
 *Spectrum Control, Inc................................      101,500        1,008,656
 *SpeedFam-IPEC, Inc...................................      303,747        3,996,171
 *Speizman Industries, Inc.............................       40,400          146,450
 *Splash Technology Holdings, Inc......................       21,100          166,822
 *Sport Chalet, Inc....................................       45,900          223,763
 *Sport Supply Group, Inc..............................       93,500          444,125
 *Sport-Haley, Inc.....................................       60,800          261,250
 *Sports Authority, Inc................................      610,400        1,297,100
 *Sports Club Co., Inc.................................      115,700          390,488
 *Sportsman's Guide, Inc...............................       90,700          266,431
                                                            SHARES             VALUE+
                                                            ------             ------

 Springs Industries, Inc. Class A......................       19,300   $      916,750
 *SPS Technologies, Inc................................        7,200          252,900
 *SS&C Technologies, Inc...............................        9,800           44,866
 *SSE Telecom, Inc.....................................       64,600          177,650
 St. Francis Capital Corp..............................      106,100        1,462,191
 St. Mary Land & Exploration Co........................       53,500        1,927,672
 *Staffmark, Inc.......................................      257,200        1,269,925
 *Stage II Apparel Corp................................       31,600           31,600
 *Stage Stores, Inc....................................       32,200            5,031
 Standard Commercial Corp..............................      180,380          563,688
 *Standard Management Corp.............................      112,100          381,841
 *Standard Microsystems Corp...........................      216,600        2,822,569
 Standard Motor Products, Inc. Class A.................      164,150        1,590,203
 Standard Pacific Corp. DE.............................      659,300        7,499,538
 Standard Register Co..................................       84,400        1,144,675
 *Stanley Furniture, Inc...............................      118,400        2,675,100
 *Star Buffet, Inc.....................................        7,200           19,125
 *Star Multi Care Services, Inc........................       19,034           36,878
 *STAR Telecommunications, Inc.........................      113,400          237,431
 *Starcraft Corp.......................................       27,300          209,869
 Starrett (L.S.) Co. Class A...........................       58,400        1,186,250
 *Starter Corp.........................................      237,200            1,305
 State Auto Financial Corp.............................      125,900        1,408,506
 State Financial Services Corp. Class A................       62,000          629,688
 *Station Casinos, Inc.................................      222,700        6,040,738
 Steel Technologies, Inc...............................      214,600        1,602,794
 *Stein Mart, Inc......................................       74,200          577,369
 *Steinway Musical Instruments, Inc....................       11,900          206,763
 Stepan Co.............................................      128,900        2,819,688
 Stephan Co............................................       50,600          183,425
 *Sterile Recoveries, Inc..............................       30,100          201,294
 Sterling Bancorp......................................       67,075        1,064,816
 *Sterling Financial Corp. WA..........................      102,880        1,064,165
 Stewart & Stevenson Services, Inc.....................      368,600        5,137,363
 Stewart Enterprises, Inc..............................    2,444,700        9,855,197
 Stewart Information Services Corp.....................      163,200        2,060,400
 Stifel Financial Corp.................................       86,472          821,484
 *STM Wireless, Inc. Class A...........................       95,100          422,006
 Stone & Webster, Inc..................................      205,200          198,788
 *Stoneridge, Inc......................................      252,500        2,840,625
 *Stratasys, Inc.......................................       32,700          201,820
 *Strategic Distribution, Inc..........................      674,788        1,433,925
 *Stratus Properties, Inc..............................      175,000          809,375
 *Strawbridge and Clothier Liquidating Trust...........       71,881           10,760
 Stride Rite Corp......................................      459,500        3,015,469
 *Strouds, Inc.........................................      144,100          299,458
 *Suburban Lodges of America, Inc......................      238,200        1,339,875
 *Success Bancshares, Inc..............................       11,100          113,775
 *Successories, Inc....................................      141,800          270,306
 *Summa Industries, Inc................................        8,000           87,250
 *Sunbeam Corp.........................................       56,000          175,000
 *Sunburst Hospitality Corp............................       42,750          189,703
 *Sundance Homes, Inc..................................       40,500           13,365
 *Sunrise Assisted Living, Inc.........................       69,200        1,260,738
 *Sunrise Medical, Inc.................................      370,900        1,645,869
 *Sunrise Resources, Inc...............................       88,900          437,555
 *Sunterra Corp........................................      438,800          150,838
 *Superior Consultant Holdings Corp....................        3,900           30,530

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Superior National Insurance Group, Inc...............      228,500   $       20,565
 Superior Surgical Manufacturing Co., Inc..............      140,500        1,211,813
 *Suprema Specialties, Inc.............................       50,500          448,188
 Susquehanna Bancshares, Inc...........................      189,772        2,591,574
 *Swift Energy Corp....................................      174,500        4,482,469
 *Swiss Army Brands, Inc...............................       90,500          477,953
 *Sybase, Inc..........................................       93,200        1,773,713
 *Sybron Chemicals, Inc................................       17,100          337,725
 *Sylvan Learning Systems, Inc.........................        2,200           24,888
 *Sylvan, Inc..........................................      104,000        1,020,500
 *Symmetricom, Inc.....................................      244,200        3,663,000
 *Symons International Group, Inc......................       37,500           26,367
 *Symphonix Devices, Inc...............................       21,300           77,213
 *Syms Corp............................................      225,600          775,500
 Synalloy Corp. DE.....................................       92,850          696,375
 *Synaptic Pharmaceutical Corp.........................       70,100          332,975
 *Synbiotics Corp......................................      106,100          238,725
 *Sync Research, Inc...................................       50,280          166,553
 *Syncor International Corp. DE........................       65,600        3,243,100
 *Syntellect, Inc......................................      206,800        1,008,150
 *Sypris Solutions, Inc................................       26,250          252,656
 *Systemax, Inc........................................      242,000        1,648,625
 *T&W Financial Corp...................................       55,300                0
 Tab Products Co. DE...................................       69,000          332,063
 *Taco Cabana, Inc.....................................      181,400        1,162,094
 *Taitron Components, Inc..............................        6,500           19,500
 Talbots, Inc..........................................       16,300          931,138
 *Tandy Brand Accessories, Inc.........................       24,200          159,569
 *Tandy Crafts, Inc....................................      181,900          545,700
 *Tarrant Apparel Group................................       29,800          242,125
 Tasty Baking Co.......................................        4,200           50,138
 *TBA Entertainment Corp...............................      138,000          539,063
 *TBC Corp.............................................      416,900        2,012,845
 TCBY Enterprises, Inc.................................      279,066        1,395,330
 *TCC Industries, Inc..................................       24,800            2,108
 *TCI International, Inc...............................       27,600          182,850
 *TCSI Corp............................................      413,700          749,831
 *TEAM America Corp....................................        2,500            9,414
 *Team, Inc............................................       85,500          208,406
 *Technical Communications Corp........................        6,300           30,319
 Technology Research Corp..............................       65,400          128,756
 *Tech-Sym Corp........................................       85,100        1,861,563
 *Tegal Corp...........................................      208,000          893,750
 *Telescape International, Inc.........................        1,200            9,375
 *Telxon Corp..........................................      137,800        2,144,513
 *Temtex Industries, Inc...............................       35,700           40,163
 *Terex Corp...........................................        2,800           44,625
 Terra Industries, Inc.................................    1,478,300        3,141,388
 *Tesoro Petroleum Corp................................      668,500        6,852,125
 *Tesseract Group, Inc.................................      117,200           36,625
 *Tetra Technologies, Inc..............................      257,400        3,330,113
 Texas Industries, Inc.................................       98,662        2,830,366
 *Texfi Industries, Inc................................        4,800               96
 TF Financial Corp.....................................       32,100          453,413
 *TFC Enterprises, Inc.................................       19,900           41,666
 *Thermedics, Inc......................................       84,000          708,750
 *Thermo Ecotek Corp...................................       38,000          296,875
 *Thermo Terratech, Inc................................      130,000          975,000
 Thermoretec Corp......................................      118,100          826,700
 *Thermotrex Corp......................................       22,300          221,606
                                                            SHARES             VALUE+
                                                            ------             ------
 *Thomas Group, Inc....................................       40,400   $      393,900
 Thomas Industries, Inc................................      138,650        2,773,000
 *Thomaston Mills, Inc.................................       34,800           33,713
 Thor Industries, Inc..................................        3,900           91,163
 *Thorn Apple Valley, Inc..............................       82,215            7,605
 *Three Rivers Bancorp, Inc............................       71,850          577,045
 *Tier Technologies, Inc. Class B......................       55,100          277,222
 *TII Industries, Inc..................................      104,700          207,764
 Timberland Bancorp, Inc...............................       34,500          320,203
 *Tipperary Corp.......................................      129,200          371,450
 Titan International, Inc..............................      260,000        1,543,750
 Titanium Metals Corp..................................      541,600        2,369,500
 *Today's Man, Inc.....................................       94,500           48,727
 *Todd Shipyards Corp..................................      140,000          997,500
 *Todd-AO Corp. Class A................................           40              808
 *Toddhunter International, Inc........................       76,000          622,250
 *Tokheim Corp.........................................       73,400          100,925
 *Toll Brothers, Inc...................................       15,900          308,063
 Toro Co...............................................       84,300        2,655,450
 *Total Entertainment Restaurant Corp..................       16,500           39,188
 *Total Renal Care Holdings, Inc.......................      297,400        1,171,013
 *Tower Air, Inc.......................................      166,400           24,128
 *Tower Automotive, Inc................................       43,000          596,625
 *Toymax International, Inc............................       16,800           42,000
 *Track 'n Trail, Inc..................................       13,800            9,272
 *Tractor Supply Co....................................       67,900        1,031,231
 *Trailer Bridge, Inc..................................       84,000           85,313
 *Trans World Airlines, Inc............................      638,300        1,555,856
 *Transact Technologies, Inc...........................       10,900          110,363
 *Transcoastal Marine Services, Inc....................      183,600           88,931
 *Transfinancial Holdings, Inc.........................       68,700          120,225
 *Transmation, Inc.....................................       60,000          145,313
 *Transmedia Network, Inc..............................       36,700          112,394
 *Transmontaigne Oil Co................................       62,400          421,200
 Transport Lux Corp....................................        2,746           14,760
 *Transportation Components, Inc.......................      310,800          602,175
 Transpro, Inc.........................................       69,700          313,650
 Transtechnology Corp..................................       93,400          805,575
 *Transworld Healthcare, Inc...........................      228,600          350,044
 *TRC Companies, Inc...................................       91,450          960,225
 Tremont Corp. DE......................................       70,633        1,174,274
 *Trend-Lines, Inc. Class A............................       70,900           89,733
 Trenwick Group, Inc...................................      318,551        4,778,265
 *Trex Medical Corp....................................      288,600          541,125
 *Triad Hospitals, Inc.................................       13,500          289,406
 *Trico Marine Services, Inc...........................      429,900        4,178,091
 *Trident Microsystems, Inc............................      169,200        1,422,338
 *Tridex Corp..........................................       82,000           62,781
 *Trimark Holdings, Inc................................       30,300          242,873
 *TriPath Imaging, Inc.................................       89,287          439,459
 *Triple S Plastics, Inc...............................       33,100          535,806
 *Tripos, Inc..........................................       43,766          700,256
 *Triumph Group........................................      113,700        3,183,600
 *TRM Copy Centers Corp................................       94,000          475,875
 *Trump Hotels & Casino Resorts, Inc...................      492,600        1,354,650
 Tucker Anthony Sutro Corp.............................      227,700        3,899,363
 *Tultex Corp..........................................       96,807            1,210
 Tuscarora, Inc........................................          200            2,538
 Twin Disc, Inc........................................       35,200          545,600
 *Twinlab Corp.........................................      112,700          806,509
 *Tyler Technologies, Inc..............................      190,600          762,400
 U.S. Bancorp, Inc.....................................      143,700          660,122

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *U.S. Diagnostic, Inc.................................      280,000   $      218,750
 *U.S. Home & Garden, Inc..............................       11,600           29,363
 *U.S. Office Products, Co.............................      495,100          502,836
 *U.S. Vision, Inc.....................................       52,500           90,234
 *Ubics, Inc...........................................       52,000          131,625
 *Ugly Duckling Corp...................................      220,800        1,593,900
 *UICI.................................................      712,700        3,474,413
 *Ultimate Electronics, Inc............................      119,300        2,967,588
 *Ultrak, Inc..........................................      176,500        1,180,344
 *Ultralife Batteries, Inc.............................      146,000        1,099,563
 *Ultratech Stepper, Inc...............................      238,600        3,355,313
 *Unapix Entertainment, Inc............................       62,900           70,763
 *Unicapital Corp......................................      174,500          119,969
 Unico American Corp...................................       76,300          468,530
 *UniComp, Inc.........................................        8,100           21,769
 *Unifab International, Inc............................       21,700          158,681
 *Unifi, Inc...........................................      424,500        5,412,375
 Unifirst Corp.........................................      156,400        1,280,525
 *Unimark Group, Inc...................................      126,600           94,950
 *Uni-Marts, Inc.......................................      103,200          206,400
 *Union Acceptance Corp. Class A.......................       67,900          337,378
 *Uniroyal Technology Corp.............................       29,200          465,375
 *Unit Corp............................................      315,900        4,165,931
 *United American Healthcare Corp.,....................       80,200           50,125
 *United Auto Group, Inc...............................       50,100          447,769
 United Community Financial Corp.......................       49,800          294,131
 *United Companies Financial Corp......................       79,900            2,797
 United Fire Casualty Co...............................       18,750          325,195
 United Industrial Corp................................      219,600        1,935,225
 United National Bancorp...............................       11,832          217,413
 *United Natural Foods, Inc............................      129,900        1,968,797
 *United Retail Group, Inc.............................      169,300        1,349,109
 *United Road Services, Inc............................        5,380           21,520
 *United States Energy Corp............................       27,600           79,350
 United Wisconsin Services, Inc........................      244,800        1,407,600
 *Unitel Video, Inc....................................       29,500              590
 *Universal American Financial Corp....................       56,200          210,750
 Universal Corporation.................................       85,200        1,975,575
 Universal Forest Products, Inc........................       18,900          248,653
 *Universal Stainless & Alloy Products, Inc............      118,900          817,438
 *Uno Restaurant Corp..................................      113,410        1,375,096
 *Unova, Inc...........................................      164,600        2,273,538
 *Urocor, Inc..........................................      146,200          548,250
 *Urologix, Inc........................................      187,500          791,016
 *URS Corp.............................................       81,602        1,071,026
 *US Can Corp..........................................       43,800          722,700
 *US Liquids, Inc......................................       77,600          378,300
 *US Oncology, Inc.....................................    1,651,864        7,897,975
 *US Xpress Enterprises, Inc. Class A..................      153,690        1,080,633
 *USA Floral Products, Inc.............................      193,000          159,828
 *USA Truck, Inc.......................................       46,100          302,531
 *Usec, Inc............................................      111,000          513,375
 *UTI Energy Corp......................................      117,000        5,001,750
 *Utilx Corp...........................................       81,600          306,000
 *V.I. Technologies, Inc...............................       15,800          114,550
 *Vail Resorts, Inc....................................       79,175        1,266,800
 *Valence Technology, Inc..............................       61,700          900,434
 *Valley National Gases, Inc...........................       13,800           69,000
 *Value City Department Stores, Inc....................      416,600        4,139,963
 *Valuevision International, Inc. Class A..............      199,800        5,787,956
 *Vans, Inc............................................      147,700        2,307,813
                                                            SHARES             VALUE+
                                                            ------             ------
 *Varco International, Inc.............................      220,200   $    4,789,350
 *Vari L Co., Inc......................................       54,900          530,986
 *Variflex, Inc........................................       71,500          413,359
 *Venator Group, Inc...................................      923,000        9,979,938
 *Verdant Brands, Inc..................................        8,700           12,098
 *Verilink Corp........................................      208,400        1,445,775
 *Veritas DGC, Inc.....................................       95,400        2,635,425
 *Verity, Inc..........................................       64,100        2,169,384
 *Versar, Inc..........................................        1,300            2,763
 Vesta Insurance Group, Inc............................      288,200        1,711,188
 *Vestcom International, Inc...........................      128,700          506,756
 *Veterinary Centers of America, Inc...................      355,400        4,831,219
 *Viasoft, Inc.........................................      195,700        1,623,698
 *Vicon Industries, Inc................................       71,500          227,906
 *Vicorp Restaurants, Inc..............................      134,600        2,536,369
 *Video Display Corp...................................       55,200          391,575
 *Video Services Corp..................................       27,000           84,375
 *Videonics, Inc.......................................       58,000           51,656
 *Viisage Technology, Inc..............................       10,400           30,713
 Vintage Petroleum, Inc................................      315,200        7,486,000
 Virco Manufacturing Corp..............................      123,898        1,300,929
 Virginia Gas Co.......................................       22,100           58,703
 *Vision Twenty-One, Inc...............................       33,300           16,130
 *VisionAmerica, Inc...................................       41,200           27,038
 Vital Signs, Inc......................................      194,000        4,037,625
 *Vitech America, Inc..................................        1,400            8,356
 *Volt Information Sciences, Inc.......................      164,600        4,752,825
 *VTEL Corp............................................      369,300        1,327,172
 Vulcan International Corp.............................       12,200          403,363
 *Vysis, Inc...........................................       18,500          145,109
 Wabash National Corp..................................      234,900        3,009,656
 *Wackenhut Corp. Class A..............................       59,000          785,438
 *Wackenhut Corp. Class B Non-Voting...................       56,300          464,475
 *Walker Interactive Systems, Inc......................      169,100          536,364
 *Wall Street Deli, Inc................................       39,700           43,422
 Wallace Computer Services, Inc........................      182,400        1,824,000
 Walter Industries, Inc................................       19,500          210,844
 Warnaco Group, Inc....................................       73,900          498,825
 *Warrantech Corp......................................      227,000          198,625
 Warren Bancorp, Inc...................................       72,000          542,250
 *Washington Homes, Inc................................      119,500          642,313
 Washington Savings Bank FSB...........................       25,100           80,006
 *Waste Connections, Inc...............................      206,800        4,006,750
 *Waterlink, Inc.......................................      232,200          638,550
 Watsco, Inc. Class A..................................      294,600        4,363,763
 Watts Industries, Inc. Class A........................      290,400        3,303,300
 *Webb (Del) Corp......................................      341,388        5,206,167
 *Webco Industries, Inc................................       97,300          383,119
 Weider Nutrition International, Inc...................       83,600          271,700
 *Weirton Steel Corp...................................      738,900        3,371,231
 Wellco Enterprises, Inc...............................        4,800           38,400
 Wellman, Inc..........................................      591,200       11,639,250
 *Wells-Gardner Electronics Corp.......................       50,384          173,195
 Werner Enterprises, Inc...............................      355,737        4,457,829
 *West Marine, Inc.....................................       89,200          721,963
 West Pharmaceutical Services, Inc.....................      161,800        3,802,300
 Westbank Corp.........................................        1,400           12,075
 *Westcoast Hospitality Corp...........................      303,100        2,349,025
 Westcorp, Inc.........................................      431,056        4,687,734
 Westerfed Financial Corp..............................       71,600        1,024,775
 Western Ohio Financial Corp...........................       21,700          324,144
 *Western Water Co.....................................       34,000            7,969

THE U.S. 6-10 VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Weston (Roy F.), Inc. Class A........................       93,300   $      294,478
 *Wet Seal, Inc. Class A...............................       23,400          269,100
 Weyco Group, Inc......................................        2,400           59,100
 *WFS Financial, Inc...................................      236,300        3,729,109
 Whitney Holdings Corp.................................       37,600        1,465,225
 *WHX Corp.............................................      372,500        2,188,438
 *Wickes Lumber Co.....................................       96,600          519,225
 *Williams Clayton Energy, Inc.........................      121,700        3,156,594
 *Williams Industries, Inc.............................        3,400            9,563
 *Willis Lease Finance Corp............................       71,700          542,231
 *Wilshire Financial Sevices Group, Inc................        2,092            3,269
 *Wilshire Oil Co. of Texas............................      118,214          406,361
 Winnebago Industries, Inc.............................       80,200        1,122,800
 *Wisconsin Central Transportation Corp................       16,100          210,306
 *Wiser Oil Co.........................................      137,575          412,725
 *WLR Foods, Inc.......................................      240,006        1,110,028
 *Wolf (Howard B.), Inc................................        5,000                5
 Wolohan Lumber Co.....................................       81,978          917,129
 *Wolverine Tube, Inc..................................      185,300        3,057,450
 Wolverine World Wide, Inc.............................       63,000          708,750
 Woodhead Industries, Inc..............................      142,000        2,294,188
 Woodward Governor Co..................................       49,200        1,200,788
 *Workgroup Technology Corp............................       91,600           62,975
 World Fuel Services Corp..............................      177,295        1,207,822
 *Worldpages.com, Inc..................................      163,300        1,143,100
 *Worldtex, Inc........................................      255,300          103,716
 *WPI Group, Inc.......................................      117,600          167,213
 *Wyant Corp...........................................          800            1,150
 *Xetel Corp...........................................      131,500          230,125
 *Xicor, Inc...........................................       53,100          360,084
 *Xtra Corp............................................      118,200        5,326,388
 Yardville National Bancorp............................       53,570          564,159
 *Yellow Corp..........................................      402,300        6,600,234
 York Financial Corp...................................      115,005        1,444,750
 York Group, Inc.......................................      114,900          416,513
 *York Research Corp...................................        3,800            3,978
 *Zap.com Corp.........................................        2,558            7,994
 *Zapata Corp..........................................      243,400          912,750
 *Zaring National Corp.................................       50,500          168,859
 *Zemex Corp...........................................       89,658          728,471
 Zenith National Insurance Corp........................      215,300        5,113,375
                                                            SHARES             VALUE+
                                                            ------             ------
 Ziegler Co., Inc......................................        7,700   $      142,931
 *Zoll Medical Corp....................................       20,600        1,028,713
 *Zoltek Companies, Inc................................       44,200          294,206
 *Zygo Corp............................................       31,800        1,043,438
 *Zymetx, Inc..........................................       16,400           34,338
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,829,121,848)................................                 2,717,737,132
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      579,500           26,367
 *Golden Books Family Entertainment Warrants
   01/01/02............................................          561              526
 *Skyepharma P.L.C. Contingent Payment Rights..........       55,300                0
 *Westcorp, Inc. Rights 06/15/00.......................      431,056           94,294
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $833,588)......................................                       121,187
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................       93,300           47,117
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.1%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $29,958,549) to be
   repurchased at $29,519,878.
   (Cost $29,515,000)..................................   $   29,515       29,515,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $2,859,470,436)++....................................                $2,747,420,436
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $2,859,657,905.

                See accompanying Notes to Financial Statements.

                       THE U.S. 6-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (100.0%)
 *@track Communications, Inc...........................      22,300    $     63,416
 *1-800 CONTACTS, Inc..................................       5,900         168,887
 *21st Century Holding Co..............................       1,100           5,706
 *24/7 Media, Inc......................................       5,300          75,691
 *3-D Systems Corp.....................................      15,100         177,897
 *3Dfx Interactive, Inc................................      29,443         218,062
 *3DO Co...............................................      41,000         229,344
 *4Front Software International, Inc...................      15,000         209,531
 *800-Jr Cigar, Inc....................................      11,500         115,359
 *8X8, Inc.............................................      22,500         172,266
 *99 Cents Only Stores.................................       6,400         230,000
 *A Consulting Team, Inc...............................       5,500          36,094
 *A.C. Moore Arts & Crafts, Inc........................       7,400          42,666
 *AAON, Inc............................................       7,600         185,012
 AAR Corp..............................................      32,800         455,100
 Aaron Rents, Inc. Class A.............................       4,900          72,887
 Aaron Rents, Inc. Class B.............................      14,400         187,200
 *Aastrom Biosciences, Inc.............................      23,800          62,847
 *Abaxis, Inc..........................................      18,100         112,559
 ABC Bancorp...........................................       8,310          82,581
 *ABC Rail Products Corp...............................      23,500         147,609
 Abington Bancorp, Inc.................................       3,900          36,319
 *Abiomed, Inc.........................................      13,200         504,075
 *Able Telcom Holding Corp.............................      19,900          37,934
 *Ablest, Inc..........................................       2,100          10,369
 ABM Industries, Inc...................................      26,800         621,425
 Abrams Industries, Inc................................         200             762
 *Abraxas Petroleum Corp...............................       4,200           6,258
 *Acacia Research Corp.................................      18,500         292,531
 *Accelr8 Technology Corp..............................       6,500           8,531
 *Acceptance Insurance Companies, Inc..................      17,600          90,200
 *Access Worldwide Communications, Inc.................      12,400          16,662
 *Acclaim Entertainment, Inc...........................      69,800         166,866
 *Ace Cash Express, Inc................................      13,100         189,131
 *Ace Comm Corp........................................      10,900          60,291
 Aceto Corp............................................       6,000          64,125
 Ackerley Group, Inc...................................      28,300         343,137
 *Acme Electric Corp...................................       4,600          38,094
 *Acme Metals, Inc.....................................      11,000           1,815
 *Acme United Corp.....................................       3,100           7,362
 *Acorn Products, Inc..................................       5,300           8,281
 *ACT Manufacturing, Inc...............................      21,200         668,462
 *ACT Networks, Inc....................................      13,400         156,194
 *Actel Corp...........................................      22,800         661,912
 *Action Performance Companies, Inc....................      21,400         171,869
 *Actionpoint, Inc.....................................       5,600          55,650
 *Active Apparel Group, Inc............................       1,500           6,141
 *Active Voice Corp....................................      13,200          88,687
 *Activision, Inc......................................      27,600         171,206
 *Actrade International, Ltd...........................      10,300         155,787
 *Actuate Corp.........................................      23,400         543,319
 *Acuson Corp..........................................      33,100         405,475
 *Adac Laboratories....................................      26,866         518,010
 *adam.com, Inc........................................       7,000          25,375
                                                            SHARES           VALUE+
                                                            ------           ------
 Adams Resources & Energy, Inc.........................       5,400    $     89,437
 *Adaptive Broadband Corp..............................      22,000         582,312
 *ADE Corp.............................................      17,400         266,437
 *Adept Technology, Inc................................      12,500         261,719
 *Administaff, Inc.....................................      16,100         836,194
 *Advance Lighting Technologies, Inc...................      26,500         277,422
 *Advance Paradigm, Inc................................      26,000         407,875
 *Advanced Aerodynamics & Structures, Inc..............       5,000          17,578
 *Advanced Digital Information Corp....................      10,000         126,562
 *Advanced Magnetics, Inc..............................       8,700          58,725
 Advanced Marketing Services, Inc......................      16,600         306,581
 *Advanced Materials Group, Inc........................         237             196
 *Advanced Neuromodulation Systems, Inc................       7,700          94,325
 *Advanced Nutraceuticals, Inc.........................       2,800           4,331
 *Advanced Photonix, Inc. Class A......................      14,100          26,437
 *Advanced Polymer Systems, Inc........................      21,600          74,250
 *Advanced Radio Telecom Corp..........................      31,700         328,887
 *Advanced Technical Products, Inc.....................       3,600          15,075
 *Advanced Tissue Sciences, Inc........................      65,800         258,059
 Advanta Corp. Class A.................................      12,500         210,547
 Advanta Corp. Class B Non-Voting......................      17,800         215,269
 *Advantage Learning Systems, Inc......................      44,400         577,200
 *Advantica Restaurant Group, Inc......................      48,400          35,544
 Advest Group, Inc.....................................       9,800         187,425
 *Advo, Inc............................................      24,800         796,700
 *Aehr Test Systems....................................       8,200          48,687
 *AEP Industries, Inc..................................       9,700         160,353
 *Aeroflex, Inc........................................      20,500         738,000
 *Aerosonic Corp.......................................       5,100          49,725
 *Aerovox, Inc.........................................       6,500          20,922
 *Aetrium, Inc.........................................      11,300          61,091
 *Affiliated Managers Group, Inc.......................      13,600         455,600
 *Affinity Technology Group, Inc.......................      33,600          24,675
 *Aftermarket Technology Corp..........................      22,600         133,481
 *AG Services America, Inc.............................       6,800         110,925
 *Ag-Chem Equipment Co., Inc...........................       8,000          51,000
 Agco Corp.............................................      68,500         856,250
 *Agribiotech, Inc.....................................      22,100             718
 *Agribrands International, Inc........................       7,000         290,062
 *Agritope, Inc........................................       2,040           5,801
 *AHL Services, Inc....................................      20,800         159,900
 *AHT Corp.............................................      10,900          12,944
 *Air Methods Corp.....................................       8,300          29,050
 *Airgas, Inc..........................................      75,700         406,887
 *Airnet Systems, Inc..................................      12,500          55,859
 *Airtran Holdings, Inc................................      78,000         320,531
 *Akorn, Inc...........................................      23,900         191,573
 *Aksys, Ltd...........................................      18,000         141,187
 Alabama National Bancorporation.......................      13,900         263,231
 Alamo Group, Inc......................................       8,700         103,856
 *Alaris Medical, Inc..................................      69,400          99,762
 *Albany International Corp. Class A...................      33,404         478,095
 *Alcide Corp..........................................       2,300          31,337
 *Aldila, Inc..........................................      13,900          22,370
 *Alexion Pharmaceuticals, Inc.........................      16,500         615,141

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Alfa Corp.............................................      43,100    $    734,047
 *Algos Pharmaceutical Corp............................      17,000         214,094
 Alico, Inc............................................       9,100         139,912
 *Align-Rite International, Inc........................       5,100         105,187
 *All American Semiconductor, Inc......................       5,100          52,912
 *Allcity Insurance Co.................................         200           1,487
 Allegiant Bancorp, Inc................................       4,700          42,741
 Allen Organ Co. Class B...............................         800          51,450
 *Allen Telecom, Inc...................................      35,900         574,400
 Alliance Bancorp......................................      11,455         202,252
 *Alliance Gaming Corp.................................       8,265          12,656
 *Alliance Pharmaceuticals Corp........................      51,600         443,437
 *Alliance Semiconductor Corp..........................      36,400         900,900
 *Alliant Techsystems, Inc.............................       9,400         648,600
 *Allied Healthcare Products, Inc......................       6,700          22,194
 *Allied Holdings, Inc.................................       8,400          53,550
 Allied Products Corp..................................      14,250          18,703
 *Allied Research Corp.................................       6,300          48,825
 *Allin Communications Corp............................       7,800          18,525
 *Allou Health & Beauty Care, Inc. Class A.............       5,800          39,875
 *Alltrista Corp.......................................       8,100         198,956
 *Almost Family, Inc...................................       1,600           4,050
 *Alpha Microsystems, Inc..............................      14,000          53,812
 *Alpha Technologies Group, Inc........................       8,500          74,109
 *Alphanet Solutions, Inc..............................       6,900          31,912
 Alpharma, Inc. Class A................................      13,000         643,500
 *Alpine Group, Inc....................................      19,000         125,875
 *Alteon, Inc..........................................      16,200          25,819
 *Alternative Resources Corp...........................      19,200          27,000
 *Alterra Healthcare Corp..............................      28,700          55,606
 *Alyn Corp............................................      10,000           6,562
 *Alysis Technologies, Inc.............................       2,000           6,187
 Ambanc Holding Co., Inc...............................       8,300         120,091
 *Ambassadors, Inc.....................................      11,700         159,047
 *AMBI, Inc............................................      32,800          93,275
 *AMC Entertainment, Inc...............................      23,600         112,100
 Amcast Industrial Corp................................      11,500          99,187
 Amcol International Corp..............................      32,200         535,325
 Amcore Financial, Inc.................................      34,525         672,159
 *Amedisys, Inc........................................       1,400           2,844
 *Amerco, Inc..........................................      24,800         434,775
 *America Services Group, Inc..........................       4,600          73,600
 *America West Holdings Corp. Class B..................      41,700         742,781
 *American Aircarriers Support, Inc....................       7,200          33,975
 American Annuity Group, Inc...........................       6,600         112,612
 American Bancorporation Ohio..........................         400           5,537
 American Bank of Connecticut..........................       4,900          96,162
 American Biltrite, Inc................................       4,500          59,344
 *American Claims Evaluation, Inc......................       1,000           2,187
 *American Classic Voyages Co..........................      22,800         433,912
 *American Coin Merchandising, Inc.....................       7,800          20,475
 *American Dental Partners, Inc........................       7,800          58,012
 *American Dental Technologies, Inc....................       5,100           6,694
 *American Ecology Corp................................      13,650          46,922
 *American Freightways Corp............................      37,100         553,022
 *American Healthcorp, Inc.............................      10,600          42,400
 *American Homestar Corp...............................      17,530          17,256
 *American Indemnity Financial Escrow..................         800             800
 *American Italian Pasta Co............................      19,800         486,337
                                                            SHARES           VALUE+
                                                            ------           ------
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400    $          0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400               0
 *American Medical Security Group, Inc.................      19,500         127,969
 *American Pacific Corp................................       9,200          54,912
 *American Physicians Services Group, Inc..............       2,200           6,772
 *American Retirement Corp.............................      19,500         107,250
 *American Science & Engineering, Inc..................       6,500          32,500
 *American Shared Hospital Services....................       4,900          14,394
 *American Skiing Co...................................      17,600          30,800
 *American Software, Inc. Class A......................      21,500          84,992
 American States Water Company.........................      11,600         345,825
 *American Superconductor Corp.........................      18,300         491,241
 *American Technical Ceramics Corp.....................       9,800         335,650
 American Vanguard Corp................................         189           1,488
 *American Wagering, Inc...............................      10,100          33,772
 American Woodmark Corp................................      10,400         196,625
 *American Xtal Technology, Inc........................      24,200         843,975
 Americana Bancorp, Inc................................       2,712          31,188
 *Amerihost Properties, Inc............................       6,400          22,200
 *Ameripath, Inc.......................................      21,400         183,572
 *Amerisource Health Corp..............................      33,400         814,125
 *Ameristar Casinos, Inc...............................      20,300          80,566
 Ameron, Inc...........................................       5,100         187,425
 Amerus Life Holdings, Inc. Class A....................      22,144         441,496
 *Ames Department Stores, Inc..........................      30,800         364,787
 Ametek, Inc...........................................      38,600         803,362
 *AMF Bowling, Inc.....................................      29,500          27,656
 *Amistar Corp.........................................       1,600           3,575
 *AML Communications, Inc..............................       8,200          25,369
 Ampco-Pittsburgh Corp.................................      11,900         131,644
 *Ampex Corp. Class A..................................      65,400         114,450
 Amplicon, Inc.........................................      15,000         149,062
 *Amrep Corp...........................................       8,300          53,950
 *Amresco, Inc.........................................      52,300          30,236
 *Amsurg Corp. Class A.................................         589           3,571
 *Amsurg Corp. Class B.................................       6,200          37,394
 *Amtran, Inc..........................................      13,500         191,109
 Amwest Insurance Group, Inc...........................       3,694          18,008
 *Amylin Pharmaceuticals, Inc..........................      33,500         305,687
 *Anacomp, Inc.........................................      16,900          47,531
 Analogic Corp.........................................      16,600         598,637
 Analysts International Corp...........................      27,100         219,341
 *Analytical Surveys, Inc..............................       7,700          26,709
 *Anaren Microwave, Inc................................       5,600         565,075
 Anchor Bancorp Wisconsin, Inc.........................      28,505         440,937
 Anchor Financial Corp.................................       8,100         220,725
 *Anchor Gaming, Inc...................................      12,000         536,625
 Andersons, Inc........................................       8,200          72,262
 Andover Bancorp, Inc..................................       8,300         241,219
 *Andrea Electronics Corp..............................      15,900         107,325
 *Anesta Corp..........................................      14,700         217,284
 *Angeion Corp.........................................       4,300           5,912
 Angelica Corp.........................................       8,900          60,075
 *Anicom, Inc..........................................      30,200         149,584
 *Anika Therapeutics, Inc..............................      12,700          31,353
 *Ann Taylor Stores Corp...............................      20,200         525,200
 *Ansoft Corp..........................................      15,200         131,575
 *Ansys, Inc...........................................      18,800         206,212

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Anthony and Sylvan Pools Corp........................       2,341    $     19,174
 *APAC Teleservices, Inc...............................      56,400         498,787
 *Apex, Inc............................................      22,300         810,466
 *Aphton Corp..........................................      19,800         404,662
 Apogee Enterprises, Inc...............................      37,600         152,750
 Applebees International, Inc..........................      13,300         427,678
 *Applica, Inc.........................................      26,100         384,975
 *Applied Analytical Industries, Inc...................      19,000         146,359
 *Applied Digital Solutions, Inc.......................      54,900         177,567
 *Applied Extrusion Technologies, Inc..................      15,300          89,887
 *Applied Films Corp...................................       6,600         151,800
 *Applied Graphics Technologies, Inc...................      24,700          85,678
 *Applied Imaging Corp.................................      15,700          38,269
 Applied Industrial Technologies, Inc..................      24,850         433,322
 *Applied Innovation, Inc..............................      18,100         125,003
 *Applied Microsystems Corp............................       8,900          49,506
 *Applied Science & Technology, Inc....................      18,500         375,781
 Applied Signal Technologies, Inc......................       9,200          93,150
 *Applix, Inc..........................................      14,600          86,687
 *Aquila Biopharmaceuticals, Inc.......................      11,000          25,781
 *Aradigm Corp.........................................      19,200         268,200
 *Arch Capital Group, Ltd..............................      20,500         309,422
 Arch Chemicals, Inc...................................      24,600         424,350
 Arch Coal, Inc........................................      42,000         315,000
 *Arch Communications Group, Inc.......................      62,566         314,785
 Arctic Cat, Inc.......................................      23,600         254,437
 Area Bancshares Corp..................................      21,200         422,012
 Argonaut Group, Inc...................................      25,300         456,981
 *Argosy Gaming Corp...................................      36,600         578,737
 *Arguss Holdings, Inc.................................      16,900         282,019
 *ARI Network Services, Inc............................       8,000          24,750
 *Ariad Pharmaceuticals, Inc...........................      26,100         214,102
 *Ariel Corp...........................................      14,400          39,150
 *ARIS Corp............................................      16,400          58,937
 *Ark Restaurants Corp.................................       2,700          21,178
 *Arkansas Best Corp...................................      25,700         284,306
 Arm Financial Group, Inc. Class A.....................      29,100             684
 *Armor Holdings, Inc..................................      28,300         309,531
 Armstrong Holdings, Inc...............................      12,000         206,250
 Arnold Industries, Inc................................      27,900         319,978
 *Aronex Pharmaceuticals, Inc..........................      29,600          74,925
 *Arqule, Inc..........................................      17,500         120,312
 *Arrhythmia Research Technology, Inc..................       1,800           3,150
 Arrow Financial Corp..................................       9,500         142,500
 Arrow International, Inc..............................      30,900       1,025,494
 *Artesyn Technologies, Inc............................      44,700         983,400
 *Arthrocare Corp......................................       4,000         341,000
 *Artisan Components, Inc..............................      17,100         133,594
 *Artisoft, Inc........................................      19,700         205,619
 *Arts Way Manufacturing Co., Inc......................         200             800
 *ARV Assisted Living, Inc.............................      15,700          15,209
 Arvin Industries, Inc.................................      23,100         415,800
 *Asante Technologies, Inc.............................       7,200          10,575
 ASB Financial Corp....................................       1,000           8,781
 *Ascent Assurance, Inc................................         109             181
 *Ascent Pediatrics, Inc...............................         100             148
 *Asche Transportation Services, Inc...................       4,200           7,612
 *Ashworth, Inc........................................      17,500          74,922
 *ASI Solutions, Inc...................................       6,600          42,075
 *Aspect Development, Inc..............................         198          11,552
 *Aspen Technology, Inc................................      28,600         588,981
 *Aspeon, Inc..........................................      12,900          71,958
                                                            SHARES           VALUE+
                                                            ------           ------
 *Assisted Living Concepts, Inc........................      15,600    $     14,625
 Associated Materials, Inc.............................       6,900         106,950
 *Astea International, Inc.............................      18,500          40,758
 *Astec Industries, Inc................................      22,900         591,822
 Astro-Med, Inc........................................       4,500          26,437
 *Astronics Corp.......................................       6,200          54,250
 *AstroPower, Inc......................................      14,700         202,584
 *ASV, Inc.............................................      12,500         154,297
 *Asyst Technologies, Inc..............................       9,300         374,034
 *ATG, Inc.............................................      16,200          35,437
 *Athey Products Corp..................................       2,940           6,247
 *Atlanta Sosnoff Capital Corp.........................       7,700          74,112
 *Atlantic American Corp...............................      20,500          64,062
 *Atlantic Coast Airlines, Inc.........................      21,600         656,775
 *Atlantic Data Services, Inc..........................      16,800          69,300
 *Atlantic Premium Brands, Ltd.........................       2,000           5,500
 *Atlantis Plastics, Inc...............................       3,300          23,100
 Atmos Energy Corp.....................................      41,000         750,812
 *Atrion Corp..........................................       2,700          32,062
 *Atrix Labs, Inc......................................      14,900         108,956
 *ATS Medical, Inc.....................................      23,300         232,272
 *Atwood Oceanics, Inc.................................      12,300         672,656
 *Audiovox Corp. Class A...............................      22,300         421,609
 *Ault, Inc............................................       5,700          33,309
 *Aurora Biosciences Corp..............................       9,500         450,359
 *Aurora Foods, Inc....................................      63,900         227,644
 *Auspex Systems, Inc..................................      36,400         174,037
 *Autobond Acceptance Corp.............................       5,900             870
 *Autoimmune, Inc......................................      19,200          24,900
 *Autologic Information International, Inc.............       2,300           6,253
 *Autote Corp. Class A.................................      40,858         125,128
 Avado Brands, Inc.....................................      33,200          47,206
 *Avalon Holding Corp. Class A.........................       1,550           6,103
 *Avant Corp...........................................      50,100         784,378
 *Avant Immunotherapeutics, Inc........................      55,075         268,491
 *Avatar Holdings, Inc.................................       9,100         180,009
 Avert, Inc............................................       4,200          82,819
 *Avi Biopharma, Inc...................................      17,100         167,794
 *Aviall, Inc..........................................      19,400         104,275
 *Aviation Sales Co....................................      18,242         121,993
 *Avid Technology, Inc.................................      28,600         287,787
 *Avigen, Inc..........................................      20,700         618,412
 *Aviron...............................................      21,800         530,694
 *Avis Group Holdings, Inc.............................      37,400         719,950
 *AVT Corporation......................................      36,600         331,116
 *Avteam, Inc. Class A.................................      12,800          25,400
 *Axent Technologies, Inc..............................      33,920         620,100
 *Axsys Technologies, Inc..............................       5,100          74,906
 *Axys Pharmaceuticals, Inc............................      37,800         146,475
 *Aztar Corp...........................................      51,400         655,350
 Aztec Manufacturing Co................................       6,100          97,600
 *Bacou USA, Inc.......................................      24,900         491,775
 Badger Meter, Inc.....................................       3,200         101,600
 *Badger Paper Mills, Inc..............................       1,000           4,344
 Bairnco Corp..........................................       8,700          62,531
 Baker (J.), Inc.......................................      16,000         102,000
 *Baker (Michael) Corp.................................       6,900          44,850
 *Balanced Care Corp...................................       5,300           8,944
 Balchem Corp..........................................       5,000          50,937
 Baldor Electric Co....................................      43,933         823,744
 Baldwin & Lyons, Inc. Class B.........................      14,700         266,437

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Baldwin Piano & Organ Co.............................       1,300    $      7,881
 *Baldwin Technology, Inc. Class A.....................      13,500          28,687
 *Ballantyne Omaha, Inc................................      16,100          39,244
 *Bally Total Fitness Holding Corp.....................      28,575         659,011
 *Baltek Corp..........................................       1,500          11,156
 Bancfirst Ohio Corp...................................       9,800         152,206
 *Bancinsurance Corp...................................       7,800          32,175
 Bancorp Connecticut, Inc..............................       6,700          98,406
 Bandag, Inc...........................................      11,800         292,787
 Bandag, Inc. Class A..................................      11,100         252,525
 Bangor Hydro-Electric Co..............................       9,500         141,312
 Bank of Granite Corp..................................      14,800         288,600
 Bank of The Ozarks....................................       3,800          63,412
 *Bank Plus Corp.......................................      23,300          64,803
 *Bank United Financial Corp. Class A..................      21,600         139,050
 Bank West Financial Corp..............................       2,600          16,737
 BankAtlantic Bancorp, Inc. Class A....................      11,285          43,024
 BankAtlantic Bancorp, Inc. Class B....................      12,681          72,519
 *BankFirst Corp.......................................      11,800          92,925
 *Banknorth Group, Inc.................................      37,960         530,254
 Banta Corp............................................      31,900         590,150
 Barnes Group, Inc.....................................      24,100         402,169
 *Barnett, Inc.........................................      20,400         193,162
 *Barnwell Industries, Inc.............................         400           5,425
 *Barra, Inc...........................................      18,200         784,306
 *Barrett Business Services, Inc.......................       9,600          53,400
 *Barringer Technologies, Inc..........................       7,900          48,634
 *Barrister Information Systems Corp...................      11,800          11,800
 *Barry (R.G.) Corp....................................      10,764          37,001
 *Base Ten Systems, Inc................................       1,720           1,908
 *Basin Exploration, Inc...............................      24,000         399,000
 Bassett Furniture Industries, Inc.....................      14,700         179,616
 *Battle Mountain Gold Co..............................     144,600         280,162
 Bay State Bancorp, Inc................................       1,400          25,725
 Bay View Capital Corp.................................      42,300         428,287
 *Baycorp Holdings, Ltd................................      10,700          86,937
 *Bayou Steel Corp. Class A............................      13,000          29,250
 *BCT International, Inc...............................       2,700           3,544
 *Be Aerospace, Inc....................................      32,300         223,072
 Beauticontrol Cosmetics, Inc..........................       8,000          28,750
 *Beazer Homes USA, Inc................................      11,500         211,312
 *bebe stores, inc.....................................      27,700         246,703
 *BEI Electronics, Inc.................................       7,600          10,094
 BEI Technologies, Inc.................................       9,700         172,175
 *Bel Fuse, Inc. Class A...............................       3,300          60,019
 Bel Fuse, Inc. Class B................................       5,250          94,336
 *Belco Oil & Gas Corp.................................      36,600         285,937
 Belden, Inc...........................................      30,400         832,200
 *Bell and Howell Co...................................       5,000         107,187
 Bell Industries, Inc..................................      10,520          27,615
 *Bell Microproducts, Inc..............................      12,100         156,544
 *Bellwether Exploration Co............................      16,600         141,359
 *Benchmark Electronics, Inc...........................      19,500         663,000
 *Benihana, Inc........................................       1,000          14,812
 *Bentley Pharmaceuticals, Inc.........................      12,560          80,070
 *Benton Oil & Gas Co..................................      35,400          97,350
 Bergen Brunswig Corp. Class A.........................     101,200         524,975
 Berkley (W.R.) Corp...................................      28,100         619,078
 Berkshire Energy Resources............................       2,000          74,750
 *Berlitz International, Inc...........................       5,200          57,850
 Berry Petroleum Corp. Class A.........................      25,300         396,894
 *Bethlehem Steel Corp.................................      20,000          77,500
                                                            SHARES           VALUE+
                                                            ------           ------
 *Beverly Enterprises..................................     112,700    $    338,100
 *Beyond.com Corp......................................      47,100          73,594
 BHA Group Holdings, Inc. Class A......................       8,400          85,050
 *BI, Inc..............................................      10,300          54,719
 *Big 4 Ranch, Inc.....................................       3,200               0
 *Big City Radio, Inc..................................       5,200          23,725
 Big Dog Holdings, Inc.................................       1,500           6,750
 *Billing Information Concepts Corp....................      50,200         232,959
 Bindley Western Industries, Inc.......................      43,821         835,338
 *BindView Development Corp............................       7,100          49,589
 *Bio Technology General Corp..........................      59,500         626,609
 *Bio Vascular, Inc....................................      11,600          33,712
 *Bioanalytical Systems, Inc...........................       4,500          11,812
 *Biocryst Pharmaceuticals, Inc........................      20,400         479,400
 *Bio-Logic Systems Corp...............................       5,200          30,225
 *Biomatrix, Inc.......................................      25,600         475,200
 *Bionova Holdings Corp................................       8,070          16,140
 *Bionx Implants, Inc..................................      13,900          30,406
 *Bio-Plexus, Inc......................................       2,700           6,581
 *Bio-Rad Laboratories, Inc. Class A...................      11,800         273,612
 *BioReliance Corp.....................................       7,500          37,734
 *Biosite Diagnostics, Inc.............................      17,200         388,612
 *Biosource International, Inc.........................      10,600          72,212
 *Biospecifics Technologies Corp.......................       5,800          15,769
 *Biospherics, Inc.....................................      13,700          84,769
 *BioTransplant, Inc...................................      11,700          70,200
 Birmingham Steel Corp.................................      38,300         148,412
 *Bitstream, Inc.......................................      10,000          51,562
 *Black Hawk Gaming & Development, Inc.................       3,600          24,637
 Black Hills Corp......................................      27,700         663,069
 Blair Corp............................................      10,500         202,125
 Blanch (E.W.) Holdings, Inc...........................      14,700         377,606
 *BLC Financial Services, Inc..........................       5,000           9,375
 Block Drug Co., Inc. Class A..........................      18,100         501,144
 *Blonder Tongue Laboratories, Inc.....................       9,800          67,375
 *Blount International, Inc............................      24,000         328,500
 *Blue Rhino Corp......................................       8,600          73,906
 *Blue Wave Systems, Inc...............................      17,700         195,253
 *Bluegreen Corp.......................................      31,965          99,891
 BMC Industries, Inc...................................      35,600         135,725
 Bob Evans Farms, Inc..................................      41,100         557,419
 *Boca Research, Inc...................................      15,000          81,562
 *Boca Resorts, Inc....................................      44,600         384,675
 *Bogen Communications International, Inc..............       8,300          51,616
 *Bolder Technologies Corp.............................      18,900         108,380
 *Bolt Technology Corp.................................       7,000          31,500
 *Bombay Co., Inc......................................      47,200         150,450
 *Bonded Motors, Inc...................................       1,800             326
 *Bone Care International, Inc.........................       2,250          44,227
 *Bontex, Inc..........................................         200             481
 *Bon-Ton Stores, Inc..................................      15,600          34,856
 *Books-a-Million, Inc.................................      19,900          67,784
 *Boron, Lepore and Associates, Inc....................      15,900         121,734
 Boston Acoustics, Inc.................................       6,400          68,000
 *Boston Beer Company, Inc. Class A....................      18,000         153,000
 *Boston Biomedical, Inc...............................       6,400          23,400
 *Boston Communications Group, Inc.....................      21,600         222,075
 Boston Private Financial Holdings, Inc................      12,000         117,750
 Bostonfed Bancorp, Inc................................       4,200          55,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Boundless Corp.......................................       4,400    $     31,350
 Bowne & Co., Inc......................................      48,000         483,000
 *Boyd Gaming Corp.....................................      74,700         368,831
 *Bradley Pharmaceuticals, Inc. Class A................       8,200           9,097
 Brady (W.H.) Co. Class A..............................      24,900         750,112
 *Brass Eagle, Inc.....................................       7,900          38,512
 *Brauns Fashions Corp.................................       7,400         164,650
 *Breed Technologies, Inc..............................      36,800           8,740
 Brenton Banks, Inc....................................      24,496         245,725
 *Bridgestreet Accomodations, Inc......................       7,200          19,800
 Bridgford Foods Corp..................................      14,100         149,372
 *Brigham Exploration Co...............................      14,500          38,062
 *Brightpoint, Inc.....................................      60,900         707,962
 *BrightStar Information Technology Group, Inc.........       9,500          36,812
 *Brilliant Digital Entertainment, Inc.................      18,600         106,950
 *Brio Technology, Inc.................................       4,200          59,850
 *Britesmile, Inc......................................      25,800         191,081
 *Broadview Media, Inc.................................         200             291
 *Brookdale Living Communities.........................      15,400         209,825
 Brookline Bancorp, Inc................................      36,000         352,125
 *Brooks Automation, Inc...............................       4,900         195,387
 *Brookstone, Inc......................................      10,600         150,387
 *Brooktrout Technology, Inc...........................      15,800         356,487
 *Brown & Sharpe Manufacturing Co. Class A.............      12,900          29,025
 *Brown (Tom), Inc.....................................      40,400         881,225
 Brown and Brown, Inc..................................      16,350         762,319
 Brown Shoe Company, Inc...............................      21,000         250,687
 *Brunswick Technologies, Inc..........................       6,800          59,712
 Brush Wellman, Inc....................................      18,000         313,875
 Bryn Mawr Bank Corp...................................         800          16,350
 BSB Bancorp, Inc......................................      12,273         234,338
 BT Financial Corp.....................................      18,318         317,130
 *BTG, Inc.............................................      11,600          94,250
 *BTU International, Inc...............................       8,900          77,041
 *Buckeye Technology, Inc..............................      42,200         804,437
 *Buckhead America Corp................................         900           4,556
 *Buckle, Inc..........................................      24,000         325,500
 *Budget Group, Inc....................................      44,200         168,512
 *Buffets, Inc.........................................      50,486         585,322
 *Builders Transport, Inc..............................       1,800              99
 *Building Materials Holding Corp......................      15,200         141,075
 *Bull Run Corp. GA....................................      44,900         128,386
 Burlington Coat Factory Warehouse Corp................      49,480         627,777
 *Burlington Industries, Inc...........................      54,000         178,875
 *Burns International Services Corp....................      23,500         273,187
 *Bush Boake Allen, Inc................................      23,200         756,900
 Bush Industries, Inc. Class A.........................      13,200         225,225
 *Business Resource Group..............................       6,800          42,287
 *Butler International, Inc............................      12,300         100,706
 Butler Manufacturing Co...............................       7,400         165,112
 *BWAY Corp............................................      12,000          86,250
 *BYL Bancorp..........................................       2,800          28,787
 C & D Technologies, Inc...............................      13,000         942,500
 *C.P. Clare Corp......................................      12,400          81,375
 *Cable Design Techologies Corp........................      20,725         573,823
 Cabot Oil & Gas Corp. Class A.........................      27,600         688,275
 *Cache, Inc...........................................      11,800          44,250
 *Caci International, Inc. Class A.....................      14,700         289,866
                                                            SHARES           VALUE+
                                                            ------           ------
 *Cadiz, Inc...........................................      38,800    $    261,900
 Cadmus Communications Corp............................      11,700         101,644
 Cagle's, Inc. Class A.................................       2,000          17,000
 *Cal Dive International, Inc..........................      18,600         856,181
 Calgon Carbon Corp....................................      47,400         311,062
 *Caliber Learning Network, Inc........................      13,600          36,975
 *California Amplifier, Inc............................      15,700         353,741
 *California Coastal Communities, Inc..................       9,800          56,044
 *California Micro Devices Corp........................      13,500         191,109
 California Water Service Group........................      14,200         331,037
 *Callon Petroleum Co..................................      15,300         233,325
 *Calloways Nursery, Inc...............................       1,200           1,462
 Cal-Maine Foods, Inc..................................      12,400          41,462
 *Calton Inc...........................................      24,000          31,500
 *Cambridge Heart, Inc.................................      18,100          44,684
 *Cambridge Technology Partners, Inc...................      10,700          85,600
 Camco Financial Corp..................................       6,316          56,844
 *Cameron Ashley Building Products, Inc................      11,300         204,106
 Cameron Financial Corp................................       1,300          15,316
 *Candela Laser Corp...................................      14,300         145,234
 *Candies, Inc.........................................      17,200          23,381
 *Canisco Resources, Inc...............................         500             270
 *Cannon Express, Inc. Class A.........................         900           1,744
 *Cannondale Corp......................................       9,700          69,719
 *Cantel Industries, Inc. Class B......................       5,700          37,406
 *Canterbury Information Technology, Inc...............      12,000          31,875
 *Capital Corp. of the West............................       4,100          40,231
 *Capital Crossing Bank................................       7,600          77,900
 *Capital Pacific Holdings, Inc........................      12,300          33,825
 *Capital Senior Living Corp...........................      21,200          50,350
 Capital Southwest Corp................................         300          16,912
 Capitol Bancorp, Ltd..................................       8,564          96,345
 Capitol Transamerica Corp.............................      14,600         164,250
 Caraustar Industries, Inc.............................      28,600         472,794
 *Carbide/Graphite Group, Inc..........................      10,800          46,237
 Carbo Ceramics, Inc...................................      17,800         556,250
 *Cardiac Pathways Corp................................       2,000           7,875
 *Cardima, Inc.........................................      21,200          25,837
 *Cardiotech International, Inc........................       6,600           9,487
 *Caredata.com, Inc....................................       9,900          39,600
 *Career Blazers, Inc. Trust Units.....................         800               0
 *Career Education Corp................................      10,300         411,356
 *CareerEngine Network, Inc............................       7,000          12,687
 *Carematrix, Inc......................................      15,800          11,603
 *Carey International, Inc.............................      10,600          98,381
 *Caribiner International, Inc.........................      27,900          20,925
 *Carlyle Industries, Inc..............................       2,458           1,306
 *Carmike Cinemas, Inc. Class A........................      13,500          71,719
 Carpenter Technology Corp.............................      24,100         498,569
 *Carreker-Antinori, Inc...............................      24,100         262,087
 *Carriage Services, Inc. Class A......................      15,400          44,275
 *Carrington Laboratories, Inc.........................      12,300          27,291
 *Carrizo Oil & Gas, Inc...............................      10,000          62,969
 *Carson, Inc..........................................      11,800          47,937
 Carter-Wallace, Inc...................................      37,200         744,000
 Cascade Corp..........................................      14,800         166,500
 Cascade Natural Gas Corp..............................      14,300         253,825
 *Casella Waste Systems, Inc. Class A..................      19,669         255,697
 Casey's General Stores, Inc...........................      59,300         700,481
 Cash America International, Inc.......................      27,900         285,975

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Casino Data Systems..................................      23,900    $    105,683
 *Castle & Cooke, Inc..................................      18,800         350,150
 Castle (A.M.) & Co....................................      16,837         209,410
 *Castle Dental Centers, Inc...........................       6,300          15,356
 Castle Energy Corp....................................       7,300          44,142
 *Catalina Lighting, Inc...............................       7,400          29,600
 *Catalyst International, Inc..........................      10,300          64,375
 *Catalytica, Inc......................................      37,600         356,025
 Cathay Bancorp, Inc...................................       6,100         278,122
 Cato Corp. Class A....................................      26,700         331,247
 Catskill Financial Corp...............................       3,500          57,750
 Cavalier Homes, Inc...................................      21,460          32,190
 *CB Richard Ellis Services, Inc.......................      26,900         270,681
 CBRL Group, Inc.......................................      57,500         831,953
 *CCA Industries, Inc..................................       4,300           4,434
 CCBT Financial Companies, Inc.........................      11,100         163,378
 *CCC Information Services Group, Inc..................      28,900         285,387
 *CD Warehouse, Inc....................................       3,300           5,105
 *CDI Corp.............................................      21,000         452,812
 *CDNOW/N2K, Inc.......................................      31,900          94,703
 *Cec Entertainment Inc................................      10,800         248,400
 *Celadon Group, Inc...................................      10,100         136,666
 *Celebrity, Inc.......................................       1,300           2,945
 *Celeris Corporation..................................       4,000          11,062
 *Celeritek, Inc.......................................       7,700         370,322
 *Cell Genesys, Inc....................................      28,452         509,469
 *Cell Pathways, Inc...................................       4,829          97,636
 *Cell Therapeutics, Inc...............................      22,600         371,487
 *Cellegy Pharmaceuticals, Inc.........................      12,700          61,516
 *Cellnet Data Systems, Inc............................      41,900               0
 *Cellstar Corp........................................      79,000         218,484
 *Cellular Technical Services..........................       2,100          15,356
 *Cel-Sci Corp.........................................       2,500           7,500
 Cenit Bancorp, Inc....................................       6,100          67,862
 *Centennial Bancorp...................................      21,697         186,459
 *Centennial Technologies Inc..........................         196           1,390
 *CenterSpan Communication Corp........................       7,900         111,834
 Centex Construction Products, Inc.....................      24,200         726,000
 *Centigram Communications Corp........................       6,600         123,956
 Central Bancorp, Inc..................................       2,400          39,075
 *Central Garden & Pet Co..............................      29,500         336,484
 Central Parking Corp..................................      31,800         836,737
 Central Vermont Public Service Corp...................      14,900         162,969
 Centura Banks, Inc....................................       5,470         236,577
 Century Aluminum Co...................................      22,200         226,856
 Century Bancorp Income Class A........................       1,000          13,625
 *Century Business Services, Inc.......................      99,500         259,633
 Century South Banks, Inc..............................      17,900         353,525
 *Cephalon, Inc........................................      11,800         609,912
 *Ceradyne, Inc........................................      10,500          86,625
 Cerberonics, Inc. Class A.............................         200             937
 *Ceres Group, Inc.....................................      15,700          93,219
 *Cerner Corp..........................................      28,400         646,987
 *Cerprobe Corp........................................      12,200         150,975
 *Cerus Corp...........................................      16,600         644,287
 *CFM Technologies, Inc................................       8,100          63,281
 CFW Communications Co.................................      14,400         544,950
 CH Energy Group, Inc..................................      19,800         637,312
 *Chad Therapeutics....................................      10,000           8,750
 *Champion Enterprises, Inc............................      57,700         328,169
 Champion Industries, Inc..............................      10,062          28,614
                                                            SHARES           VALUE+
                                                            ------           ------
 *Championship Auto Racing Teams, Inc..................      20,200    $    395,162
 *Champps Entertainment, Inc...........................      15,100          58,984
 *Channell Commercial Corp.............................       4,200          44,887
 *Charles and Colvard, Ltd.............................       9,200          56,925
 *Charles River Associates, Inc........................      11,300         202,341
 *Charming Shoppes, Inc................................     108,500         640,828
 *Chart House Enterprises, Inc.........................      14,500          77,031
 Chart Industries, Inc.................................      26,125         114,297
 *Charter Federal Savings Bank (Escrow)................       2,100               0
 Chase Corp............................................       4,100          43,562
 *Chase Industries, Inc................................      11,800         109,150
 *Chattem, Inc.........................................      11,800         140,862
 *Chaus (Bernard), Inc.................................      11,100           9,019
 *Check Technology Corp................................       8,000          40,750
 *Checkers Drive-In Restaurant, Inc....................       3,034           6,495
 *Checkpoint System, Inc...............................      36,200         287,337
 *Cheesecake Factory, Inc..............................      19,650         781,702
 Chemed Corp...........................................      13,300         403,156
 *Chemfab Corp.........................................       9,700          97,000
 Chemfirst, Inc........................................      18,000         375,750
 Chemical Financial Corp...............................      15,918         440,730
 *Cherokee, Inc........................................       9,100          65,122
 *Cherry Corp..........................................       4,800          96,600
 *Chesapeake Biological Laboratories, Inc. Class A.....       6,100          15,822
 Chesapeake Corp.......................................      19,200         627,600
 *Chesapeake Energy Corp...............................     118,570         681,777
 Chesapeake Utilities Corp.............................       6,700         118,506
 Chester Valley Bancorp................................         475           8,535
 Chicago Rivet & Machine Co............................         200           4,450
 *Chicos Fas, Inc......................................      18,700         338,353
 *Children's Comprehensive Services, Inc...............       8,650          19,462
 *Children's Place Retail Stores, Inc..................      30,500         583,312
 *Childtime Learning Centers, Inc......................       6,500          43,875
 Chiquita Brands International, Inc....................      73,385         288,953
 *Chirex, Inc..........................................      19,700         342,287
 Chittenden Corp.......................................      14,959         414,177
 *Choicepoint, Inc.....................................       9,909         400,695
 *Cholestech Corp......................................      15,300         114,750
 *ChromaVision Medical Systems, Inc....................      25,300         271,975
 *Chromcraft Revington, Inc............................      12,600         140,175
 *Chronimed, Inc.......................................      15,700         103,031
 *CHS Electronics, Inc.................................      27,000             337
 Church & Dwight Co., Inc..............................      50,500         918,469
 Churchill Downs, Inc..................................      12,800         288,800
 *Chyron Corp..........................................      32,100          80,250
 CICOR International, Inc..............................       9,550         100,872
 *CIDCO, Inc...........................................      17,800          54,512
 *Cima Laboratories, Inc...............................      14,000         206,062
 *Ciprico, Inc.........................................       6,400          69,200
 Circle International, Inc.............................      19,900         376,234
 *Circuit City Stores, Inc. (Carmax Group).............      26,500          71,219
 *Circuit Systems, Inc.................................       2,600           2,478
 *Citadel Holding Corp. Class A........................       4,240          13,250
 *Citation Computer System, Inc........................       5,000          18,047
 *Citation Holding Corp. Class B.......................       1,060           3,312
 *Citizens, Inc. Class A...............................      25,893         158,595
 City Holding Co.......................................      18,686         185,692

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Civic Bancorp........................................       6,000    $     84,187
 CKE Restaurants, Inc..................................      55,500         183,844
 Clarcor, Inc..........................................      26,600         470,487
 *Clark (Dick) Productions, Inc........................       3,880          49,480
 *Clark/Bardes Holdings, Inc...........................      10,600         155,687
 *Clean Harbors, Inc...................................      12,400          22,862
 Cleveland Cliffs, Inc.................................      13,900         353,581
 *click2learn.com, Inc.................................      19,000         226,812
 *ClickAction, Inc.....................................      10,600         138,131
 *Clintrials Research, Inc.............................      20,750          67,113
 *Closure Medical Corp.................................      17,400         293,081
 CMI Corp. Class A.....................................      17,800          63,412
 CMP Media Group, Inc..................................       3,200          92,800
 CNA Surety Corp.......................................      47,900         598,750
 CNBT Bancshares, Inc..................................       6,400          78,400
 *CNS, Inc.............................................      19,100          76,400
 CNY Financial Corp....................................       4,600          85,531
 Coachmen Industries, Inc..............................      17,200         205,325
 *Coast Dental Services, Inc...........................       8,300          16,989
 *Coast Distribution System............................       4,000           8,500
 Coastal Bancorp, Inc..................................       8,200         123,512
 *Coastcast Corp.......................................      10,000         191,250
 *Cobalt Group, Inc....................................      21,800         141,700
 *Cobra Electronic Corp................................       6,100          33,550
 Coca-Cola Bottling Co. Consolidated...................       7,800         380,006
 *Coeur d'Alene Mines Corp. ID.........................      39,500          96,281
 *Cognitronics Corp....................................       3,750          38,437
 *Cohesion Technologies, Inc...........................      11,500         121,469
 Cohu, Inc.............................................      10,300         364,362
 *Coinmach Laundry Corp................................      12,600         170,494
 *Coinstar, Inc........................................      26,100         241,833
 Cold Metal Products, Inc..............................       3,500          13,125
 *Coldwater Creek, Inc.................................      13,300         305,484
 *Cole (Kenneth) Productions, Inc. Class A.............      11,250         376,172
 Cole National Corp. Class A...........................      17,100         107,944
 *Collagenex Pharmaceuticals, Inc......................      10,300         103,322
 *Collateral Therapeutics, Inc.........................      16,900         391,869
 *Collins & Aikman Corp................................      70,700         419,781
 Collins Industries, Inc...............................       9,700          46,075
 Colorado Business Bankshares, Inc.....................       5,700          74,278
 *Colorado Medtech, Inc................................      15,800          79,494
 *Columbia Banking System, Inc.........................      14,922         162,743
 *Columbia Laboratories, Inc...........................      34,900         331,550
 *Columbia Sportswear Co...............................      27,800         731,487
 *Columbus Energy Corp.................................       4,800          33,600
 Columbus McKinnon Corp................................      14,900         205,806
 *Com21, Inc...........................................      23,900         472,772
 *Comarco, Inc.........................................       4,400         126,637
 *Comdial Corp.........................................      11,900         108,773
 *Comforce Corp........................................      13,877          27,754
 *Comfort Systems USA, Inc.............................      41,600         252,200
 *Command Systems, Inc.................................       7,700          14,197
 Commercial Bancshares, Inc............................       2,586          45,740
 Commercial Bank of New York...........................       4,200          49,875
 Commercial Metals Co..................................      15,800         415,737
 Commercial National Financial Corp....................       3,200          51,800
 *Commodore Applied Technologies, Inc..................      13,902          15,640
 Commonwealth Bancorp, Inc.............................      14,500         167,656
 Commonwealth Industries, Inc..........................      18,300         112,659
 Communications Systems, Inc...........................      11,300         154,669
                                                            SHARES           VALUE+
                                                            ------           ------
 Community Bank System, Inc............................       9,200    $    209,300
 Community Bankshares, Inc.............................         210           2,441
 Community Financial Corp..............................       2,200          24,612
 Community Financial Group, Inc........................       2,300          30,187
 Community First Brokerage Co..........................       2,700          45,394
 Community Savings Bankshares, Inc.....................      11,073         116,959
 Community Trust Bancorp, Inc..........................      13,748         198,916
 Community West Bancshares.............................       5,500          33,687
 *Competitive Technologies, Inc........................       7,900          94,800
 *Complete Business Solutions, Inc.....................      11,500         259,469
 *Comptek Research, Inc................................       7,900         134,794
 *Compucom Systems, Inc................................      54,700         131,622
 *Computer Horizons Corp...............................      42,100         470,994
 *Computer Learning Centers, Inc.......................      18,900          18,309
 *Computer Motion, Inc.................................      11,400          87,281
 *Computer Network Technology Corp.....................      26,200         326,681
 *Computer Outsourcing Services, Inc...................       6,300          95,287
 Computer Task Group, Inc..............................      24,800         178,250
 *Computrac, Inc.......................................       6,200           5,812
 *Computron Software, Inc..............................      28,700          57,400
 CompX International, Inc..............................       7,900         149,112
 *Comshare, Inc........................................      12,500          47,656
 *Comstock Resources, Inc..............................      27,100         203,250
 *Comtech Telecommunications Corp......................       5,900          74,672
 *Concentrex, Inc......................................       6,900          31,266
 *Conceptus, Inc.......................................      12,500          61,328
 *Concord Camera Corp..................................      25,800         437,794
 *Concord Communications, Inc..........................      20,900         517,275
 *Concurrent Computer Corp.............................      58,700         500,784
 *Condor Technology Solutions, Inc.....................      11,800           4,978
 *Conductus, Inc.......................................       4,900          41,191
 *Cone Mills Corp. NC..................................      29,200         167,900
 *Congoleum Corp. Class A..............................       5,500          17,187
 *Conmed Corp..........................................      19,875         478,863
 Connecticut Water Services, Inc.......................       6,200         169,531
 *Connitics Corp.......................................      29,900         263,494
 *Conrad Industries, Inc...............................       6,800          38,887
 *Consolidated Delivery and Logistics, Inc.............       7,300          12,775
 *Consolidated Freightways Corp........................      28,200         128,662
 *Consolidated Graphics, Inc...........................      15,900         164,962
 *Consolidated Products, Inc...........................      32,300         320,981
 Consolidated Tokoma Land Co...........................       6,400          76,000
 *Continental Materials Corp...........................         200           3,462
 *Converse, Inc........................................      22,300          13,241
 *Cooker Restaurant Corp...............................       6,600          15,675
 Cooper Companies, Inc.................................      18,300         631,350
 Cooperative Bankshares, Inc...........................       1,400          13,650
 *CoorsTek, Inc........................................       6,900         222,525
 *Copart, Inc..........................................      30,200         533,219
 *Copytele, Inc........................................      81,500         140,078
 *Cordiant Communications Group P.L.C. ADR.............       6,324         121,342
 *Core Materials Corp..................................       7,700          12,031
 *Core, Inc............................................      10,700          61,525
 *Corixa Corp..........................................      27,000         858,094
 *Cornell Corrections, Inc.............................      12,400          89,900
 *Correctional Services Corp...........................      14,812          65,265
 *Corrpro Companies, Inc...............................       7,875          29,531
 *Corsair Communications, Inc..........................      22,900         516,681
 Corus Bankshares, Inc.................................      15,800         392,037
 *Corvas International, Inc............................      27,300         172,331

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Corvel Corp..........................................       3,900    $    106,519
 *Cost Plus, Inc.......................................      22,500         656,016
 *CoStar Group, Inc....................................      16,800         351,750
 *Cost-U-Less, Inc.....................................       3,000           4,969
 *Cotelligent Group, Inc...............................      19,200          87,600
 Cotton States Life Insurance Co.......................       6,330          52,222
 *Coulter Pharmaceutical, Inc..........................      21,800         405,344
 Courier Corp..........................................       1,900          49,162
 *Covance, Inc.........................................      62,800         447,450
 *Covenant Transport, Inc. Class A.....................      13,800         141,881
 *Coventry Health Care, Inc............................      64,900         768,659
 Covest Bancshares, Inc................................       2,425          25,235
 *Covol Technologies, Inc..............................       7,100          10,872
 *Coyote Network Systems, Inc..........................      21,600         128,925
 CPAC, Inc.............................................       6,120          42,075
 CPB, Inc..............................................      12,000         282,000
 *C-Phone Corp.........................................      11,700          12,066
 *CPI Aerostructures, Inc..............................          66             162
 CPI Corp..............................................      10,500         234,281
 Craftmade International, Inc..........................       8,700          42,684
 *Craig (Jenny), Inc...................................      18,600          26,737
 *Craig Corp...........................................       2,400           9,750
 Crawford & Co. Class A................................         300           3,131
 Crawford & Co. Class B................................      15,600         183,300
 *Cray, Inc............................................      29,800         103,834
 *Creative Biomolecules, Inc...........................      45,800         234,009
 *Creative Computers, Inc..............................      13,500          62,437
 *Credit Acceptance Corp...............................      52,400         291,475
 *Credit Management Solutions..........................       7,700          31,522
 *Creditrust Corp......................................      12,000           6,187
 *Crescent Operating, Inc..............................       9,100          13,366
 *Criticare Systems, Inc...............................       7,500          16,406
 *Cross (A.T.) Co. Class A.............................      16,200          99,225
 Cross Timbers Oil Co..................................      57,550       1,168,984
 *Crossman Communities, Inc............................      14,200         251,606
 *Crosswalk.com, Inc...................................       9,600          23,400
 *Crown Central Petroleum Corp. Class A................       4,300          38,969
 *Crown Central Petroleum Corp. Class B................       4,700          42,594
 Crown Crafts, Inc.....................................      11,100          15,956
 *Crown Group, Inc.....................................       1,400           7,175
 *Crown Resources Corp.................................      12,400           8,912
 *Crown Vantage, Inc...................................       8,500           1,992
 *Crown-Andersen, Inc..................................       1,000           4,625
 *Crusader Holding Corp................................       3,900          31,444
 *Cryolife, Inc........................................      15,900         273,281
 *CSK Auto Corp........................................      33,400         501,000
 *CSP, Inc.............................................       4,600          28,606
 *CSS Industries, Inc..................................      11,600         232,000
 *CT Communications, Inc...............................       4,800         153,000
 *CTB International Corp...............................      11,800          76,884
 *CTC Communications Group, Inc........................      18,750         465,234
 CTG Resources, Inc....................................      11,200         441,000
 Cubic Corp............................................      11,500         230,000
 *Cubist Pharmaceuticals, Inc..........................      20,500         588,094
 Culp, Inc.............................................      11,200          70,700
 *Cumulus Media, Inc. Class A..........................      10,000         114,375
 *Cunningham Graphics International, Inc...............       6,100         133,628
 *CUNO, Inc............................................      21,200         589,625
 *Curative Health Services, Inc........................      11,500          61,992
                                                            SHARES           VALUE+
                                                            ------           ------
 Curtiss-Wright Corp...................................      13,000    $    452,562
 *Cuseeme Networks, Inc................................      15,600         140,400
 *Cutter & Buck, Inc...................................      12,350         124,272
 *CV Therapeutics, Inc.................................      20,100         832,266
 CVB Financial Corp....................................      27,900         428,962
 *CVF Technologies Corp................................       7,400          17,575
 *Cyanotech Corp.......................................      18,000          23,906
 *Cybercash, Inc.......................................      31,000         133,687
 *Cyberian Outpost, Inc................................      28,000         119,000
 *Cyberonics, Inc......................................      21,600         384,075
 *Cyberoptics Corp.....................................       6,600         246,056
 *Cybersource Corp.....................................      13,700         195,653
 *Cybex Corp...........................................      21,012         707,842
 *Cybex International, Inc.............................       8,700          23,381
 *Cygnus, Inc..........................................      29,700         239,456
 *Cylink Corp..........................................      36,300         501,394
 *Cyrk, Inc............................................      17,300          99,475
 *Cytogen Corp.........................................      64,400         258,606
 *Cytrx Corp...........................................       8,000           8,750
 *D & K Healthcare Resources, Inc......................       4,300          48,912
 *D A Consulting Group, Inc............................       6,700          14,761
 *Daily Journal Corp...................................         200           5,887
 Dain Rauscher Corp....................................       1,500          89,437
 *Dairy Mart Convenience Stores, Inc...................       1,600           6,800
 *Daisytek International Corp..........................      22,500         227,812
 *Daktronics, Inc......................................      11,500         104,398
 *Dal-Tile International, Inc..........................      63,700         577,281
 *Damark International, Inc. Class A...................       8,200         154,519
 *Dan River, Inc. (GA) Class A.........................      23,100         115,500
 *Danielson Holding Corp...............................      22,800         108,300
 *Daou Systems, Inc....................................      23,000          32,344
 *Darling International, Inc...........................      15,600          18,525
 *Data Broadcasting Corp...............................      42,213         193,256
 *Data Dimensions, Inc.................................      17,800          32,262
 *Data I/O Corp........................................       9,500          35,625
 *Data Race, Inc.......................................      27,400         120,731
 Data Research Association, Inc........................       5,600          28,875
 *Data Systems & Software, Inc.........................       8,300          37,350
 *Datakey, Inc.........................................       1,000           4,250
 *Datalink Corp........................................       3,000          52,125
 *Datamarine International, Inc........................         200             169
 *Dataram Corp.........................................       8,000         142,500
 Datascope Corp........................................      17,300         650,372
 *Datastream Systems, Inc..............................      22,400         226,800
 *DataTRAK International, Inc..........................       5,600          30,450
 *Dataware Technologies, Inc...........................      13,400          35,594
 *Datawatch Corp.......................................       9,300          18,745
 *Datron Systems, Inc..................................       3,500          40,578
 *Datum, Inc...........................................       5,900          91,819
 *Dave and Busters, Inc................................      16,800         115,500
 *Davel Communications, Inc............................       9,478          16,438
 *Davox Corp...........................................      16,000         333,500
 *Daw Technologies, Inc................................      14,300          17,205
 *Dawson Geophysical Co................................       5,400          52,481
 *Daxor Corp...........................................       6,100          74,725
 *Dayton Superior Corp. Class A........................       6,500         165,750
 Deb Shops, Inc........................................      17,200         213,387
 *Deckers Outdoor Corp.................................      11,800          39,825
 *Decora Industries, Inc...............................      10,200          10,041
 Decorator Industries, Inc.............................       2,162          10,540
 *Del Global Technologies Corp.........................       8,500          71,187
 Del Laboratories, Inc.................................      16,439         162,335

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Del Monte Foods Co...................................      50,000    $    425,000
 *Delco Remy International, Inc........................      18,300         138,394
 *Delia's, Inc.........................................      17,000          42,500
 *Delphi Financial Group, Inc. Class A.................      19,400         649,900
 *Delta Financial Corp.................................      19,600          34,300
 Delta Natural Gas Co., Inc............................       3,100          46,791
 Delta Woodside Industries, Inc........................      26,200          58,950
 *Deltek Systems, Inc..................................      22,100         236,884
 Deltic Timber Corp....................................      13,500         288,562
 *Denali, Inc..........................................       4,300           9,070
 *Dense-Pac Microsystems, Inc..........................      22,200         126,262
 *Department 56, Inc...................................      18,500         165,344
 *DepoMed, Inc.........................................       9,300          34,875
 Designs, Inc..........................................      14,800          22,662
 *Detection Systems, Inc...............................       8,200          80,975
 *Detrex Corp..........................................         500           2,422
 Detroit Diesel Corp...................................      25,700         404,775
 *Devcon International Corp............................       4,000          26,750
 Dewolfe Companies, Inc................................         200           1,450
 *Dexterity Surgical, Inc..............................       1,000             969
 *Diacrin, Inc.........................................      14,900         101,506
 Diagnostic Products Corp..............................      17,700         550,912
 *Diametrics Medical, Inc..............................      31,200         225,225
 *Diamond Home Services, Inc...........................       7,300             566
 *Dianon Systems, Inc..................................       9,200         192,625
 *Diedrich Coffee, Inc.................................      15,520          38,315
 *Digene Corp..........................................      17,400         517,650
 *Digi International, Inc..............................      17,200          88,687
 *Digital Biometrics, Inc..............................      21,200          74,862
 *Digital Courier Technologies, Inc....................       5,000          22,031
 *Digital Generation Systems, Inc......................      32,100         146,456
 *Digital Power Corp...................................       1,000           2,875
 *Digital River, Inc...................................      24,700         279,419
 Dime Community Bancorp, Inc...........................      13,900         225,875
 Dimon, Inc............................................      46,700         105,075
 *Diodes, Inc..........................................       7,800         212,550
 *Dionex Corp..........................................      18,600         655,650
 *Directrix, Inc.......................................         813           4,090
 *Discount Auto Parts, Inc.............................      21,700         217,000
 *Dispatch Management Services Corp....................       4,300           5,375
 *Display Technologies, Inc............................       7,930          21,560
 *Diversified Corporate Resources, Inc.................       2,200           6,050
 *Dixie Group, Inc.....................................      11,200          39,900
 *Dixon Ticonderoga Co.................................       1,900           7,006
 *DocuCorp International, Inc..........................      17,800          83,716
 *Document Sciences Corp...............................      14,200          29,731
 *Documentum, Inc......................................      14,200         784,106
 *Dollar Thrifty Automotive Group, Inc.................      26,600         478,800
 *Dominion Homes, Inc..................................       5,800          37,156
 Donegal Group, Inc....................................      11,200          77,875
 *Donna Karan International, Inc.......................      24,100         170,206
 Donnelly Corp. Class A................................       7,300         105,394
 *Dorsey Trailers, Inc.................................       3,000           2,437
 *Dot Hill Systems Corp................................      15,460         135,275
 Dover Downs Entertainment, Inc........................      13,400         158,287
 Downey Financial Corp.................................      30,976         921,536
 *Dress Barn, Inc......................................      23,600         502,237
 *Drew Industries, Inc.................................      14,300         100,100
 *Drexler Technology Corp..............................      12,800         147,200
 Dreyer's Grand Ice Cream, Inc.........................      28,800         611,100
 *Dril-Quip, Inc.......................................      17,200         741,750
 *DRS Technologies, Inc................................      12,600         143,325
                                                            SHARES           VALUE+
                                                            ------           ------
 *Drug Emporium, Inc...................................      17,200    $     19,619
 *Dryclean USA, Inc....................................       1,000           1,625
 *Drypers Corp.........................................       4,700           8,445
 *DSET Corp............................................      12,200         231,037
 DT Industries, Inc....................................      11,100         111,694
 *DualStar Technologies Corp...........................      17,200          70,412
 *Duane Reade, Inc.....................................      19,100         571,806
 *Duckwall-Alco Stores, Inc............................       6,200          53,475
 *Ducommun, Inc........................................      12,500         139,844
 *Dunn Computer Corp...................................      12,200          23,447
 *DuPont Photomasks, Inc...............................       2,200         126,569
 *Dura Automotive Systems, Inc.........................      18,100         215,503
 *Dura Pharmaceuticals, Inc............................      49,100         575,391
 *Duramed Pharmaceuticals, Inc.........................      30,500         157,266
 *DVI, Inc.............................................      15,200         218,500
 *Dwyer Group, Inc.....................................       9,100          22,750
 *Dynamic Healthcare Technologies, Inc.................      18,800          20,562
 *Dynamic Materials Corp...............................       2,000           3,312
 *Dynamics Research Corp...............................       9,700          68,506
 *Dynatech Corp........................................       5,100          61,200
 *E Com Ventures, Inc..................................       6,800          20,612
 *e.spire Communications, Inc..........................      56,600         214,903
 *E4L, Inc.............................................      37,011          34,698
 Eagle Bancshares, Inc.................................       7,200          84,150
 *Eagle Food Centers, Inc..............................      10,300          10,622
 *Eagle Point Software Corp............................       6,200          28,675
 Earthgrains Co........................................      44,500         734,250
 *EarthShell Corp......................................     110,000         443,437
 East West Bancorp, Inc................................      24,800         304,575
 Eastern Co............................................       4,950          63,731
 *Eateries, Inc........................................       3,800          14,012
 *ECC International Corp...............................       8,300          24,900
 *ECCS, Inc............................................       1,700           6,614
 *Eclipse Surgical Technologies, Inc...................      35,300         121,344
 *Eclipsys Corp........................................      15,000         104,531
 *Eco Soil Systems, Inc................................      19,700          30,166
 *Ecogen, Inc..........................................      13,640          21,526
 Ecology & Environment, Inc. Class A...................       2,000          11,750
 *Edac Technologies Corp...............................       3,500           2,516
 Edelbrock Corp........................................       6,700          76,631
 *Edge Petroleum Corp..................................       9,200          28,462
 *Edison Control Corp..................................       1,000           8,531
 Edo Corp..............................................       8,700          56,006
 *Education Management Corp............................      31,700         528,994
 Educational Development Corp..........................       1,800           4,894
 *Educational Insights, Inc............................       2,700           3,333
 *EduTrek International, Inc...........................       3,900           5,241
 *eFax.com, Inc........................................      16,800          17,850
 EFC Bancorp, Inc......................................       4,800          43,800
 *EFTC Corp............................................      20,100          42,398
 *Egghead.com, Inc.....................................      45,442         155,497
 *eGlobe, Inc..........................................      31,300          96,345
 *El Paso Electric Co..................................      70,300         834,812
 *Elan Corp. P.L.C. ADR................................      15,595         620,876
 *Elantec Semiconductor, Inc...........................      16,600         633,394
 *Elcom International, Inc.............................      33,600         175,350
 Elcor Corp............................................      20,175         384,586
 *Elcotel, Inc.........................................      17,600          32,725
 *Elder-Beerman Stores Corp............................      16,400          74,825
 *Electric Fuel Corp...................................      20,900         118,216
 *Electro Rent Corp....................................      27,000         293,625

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Electro Scientific Industries, Inc...................       6,900    $    325,378
 *Electroglas, Inc.....................................      22,200         585,525
 *Electronic Processing, Inc...........................       4,200          46,200
 *Electronic Retailing System International, Inc.......       2,300           1,473
 *Elite Information Group, Inc.........................       9,300          59,287
 Ellett Brothers, Inc..................................       5,600          23,100
 *E-Loan, Inc..........................................      20,000          95,937
 *eLOT, Inc............................................      69,000         186,516
 *Eltrax System, Inc...................................       5,546          26,690
 *ELXSI Corp...........................................       1,800          21,825
 *Embrex, Inc..........................................      10,400         182,650
 EMC Insurance Group, Inc..............................      14,600         117,712
 *Emcee Broadcast Products, Inc........................       5,100          16,097
 *Emcor Group, Inc.....................................      13,500         299,531
 *Emergent Information Technologies, Inc...............      17,700          51,717
 *Emerging Vision, Inc.................................      26,800          61,556
 *Emeritus Corp........................................      12,500          36,719
 *Emisphere Technologies, Inc..........................      14,500         573,203
 Empire District Electric Co...........................      19,000         448,875
 Empire Federal Bancorp, Inc...........................       2,100          23,231
 *EMS Technologies, Inc................................      11,300         182,566
 *En Pointe Technologies, Inc..........................       8,100          85,303
 *Encad, Inc...........................................      15,300          53,550
 *Encompass Services Corp..............................      78,000         458,250
 *Encore Med Corp......................................       9,900          22,430
 *Encore Wire Corp.....................................      19,700         123,741
 *Endocardial Solutions, Inc...........................      13,200         109,725
 *Endosonics Corp......................................      19,400          82,753
 Energen Corp..........................................      36,100         798,712
 *Energy Biosystems Corp...............................       7,214          62,897
 *Energy Conversion Devices, Inc.......................      13,900         253,675
 Energy West, Inc......................................         200           1,581
 Energynorth, Inc......................................       4,300         253,700
 Energysouth, Inc......................................       5,300         102,687
 Enesco Group, Inc.....................................      17,500          70,000
 Engineered Support Systems, Inc.......................       9,000         113,625
 *Engineering Animation, Inc...........................      13,800         132,178
 *Engineering Measurements Co..........................       1,250           7,734
 Engle Homes, Inc......................................      14,300         137,191
 Enhance Financial Services Group, Inc.................      41,900         576,125
 *Enlighten Software Solutions, Inc....................       1,600           4,750
 Ennis Business Forms, Inc.............................      21,300         157,087
 *Enserch Exploration Corp.............................      42,400         217,300
 *Entrade, Inc.........................................      16,400         105,575
 *Entremed, Inc........................................      16,900         369,159
 *Envirogen, Inc.......................................         616           1,829
 *Environmental Elements Corp..........................       9,200          12,650
 *Environmental Technologies Corp......................       3,700          50,875
 *Environmental Tectonics Corp.........................       8,900          84,550
 *Enzo Biochem, Inc....................................       7,340         258,735
 *EP Medsystems, Inc...................................      10,200          47,175
 *Epicor Software Corp.................................      50,642         181,995
 *Epimmune, Inc........................................       9,500          52,844
 *Epitope, Inc.........................................      17,100         177,947
 *EPIX Medical, Inc....................................      11,700         161,241
 *ePlus, Inc...........................................       4,400          88,687
 *ePresence, Inc.......................................      28,900         242,037
 *Equimed Inc Nevis....................................       2,250               0
 *Equinox Systems, Inc.................................       7,000          40,687
                                                            SHARES           VALUE+
                                                            ------           ------
 *Equity Marketing, Inc................................       8,100    $     82,012
 *Equity Oil Co........................................      10,200          20,878
 *Ergo Science Corp....................................      15,700          19,380
 ESB Financial Corp....................................       4,840          50,517
 *Escalon Medical Corp.................................       3,200           5,300
 *Esco Electronics Corp................................      13,700         241,462
 *eShare Communications, Inc...........................      23,500         138,062
 Eskimo Pie Corp.......................................       3,100          30,516
 Espey Manufacturing & Electronics Corp................         400           5,750
 *ESS Technology, Inc..................................      45,800         602,556
 *Esterline Technologies Corp..........................      19,100         260,237
 Ethan Allen Interiors, Inc............................      31,500         732,375
 Ethyl Corp............................................     104,000         266,500
 E'town Corp...........................................      11,300         749,331
 *European Micro Holdings, Inc.........................       4,400          28,600
 *Evans & Sutherland Computer Corp.....................      12,100          95,666
 *Evans Systems, Inc...................................       4,000           1,812
 *Evercel, Inc.........................................       1,666          23,740
 *Evergreen Resources, Inc.............................      16,400         450,487
 *Evolving Systems, Inc................................      13,400          52,344
 *Exabyte Corp.........................................      27,300         115,172
 *Exactech, Inc........................................       6,500          95,875
 *Exar Corp............................................       6,100         418,803
 *Excalibur Technologies Corp..........................      18,700         538,794
 *Excel Legacy Corp....................................      40,200         115,575
 *Excel Technology, Inc................................      15,100         476,594
 *eXcelon Corp.........................................      32,400         212,625
 *Excelsior-Henderson Motorcycle Manufacturing Co......       5,200             624
 Exide Corp............................................      24,200         205,700
 *Exponent, Inc........................................       8,700          68,241
 *Extended Stay America, Inc...........................      79,300         713,700
 *Extended Systems, Inc................................      12,300         396,675
 Ezcorp, Inc. Class A Non-Voting.......................      11,900          26,031
 *E-Z-Em, Inc. Class A.................................       5,400          37,125
 *E-Z-Em, Inc. Class B.................................       4,462          28,724
 *Ezenia! Inc..........................................      16,300          73,350
 F & M Bancorp (MD)....................................       8,462         146,234
 F & M National Corp...................................      27,400         649,037
 F.N.B. Corp...........................................      23,205         424,942
 Fab Industries, Inc...................................       6,900          69,000
 *Factory 2-U Stores, Inc..............................      15,200         530,575
 *Factual Data Corp....................................       5,400          45,225
 Fair, Isaac & Co., Inc................................      18,300         770,887
 *Fairchild Corp. Class A..............................      35,152         166,972
 *Fairfield Communities, Inc...........................      50,400         425,250
 Falcon Products, Inc..................................      11,300         111,587
 *Family Golf Centers, Inc.............................      25,550           7,984
 *Famous Dave's of America, Inc........................       2,400           8,137
 *Fansteel, Inc........................................       8,700          34,800
 *Farm Family Holdings, Inc............................       4,700         126,900
 Farmer Brothers Co....................................       2,400         402,000
 *Faro Technologies, Inc...............................      13,600          36,975
 *Faroudja, Inc........................................      11,900          37,931
 Farrel Corp...........................................       3,400           5,525
 *Fatbrain.com, Inc....................................      12,600          83,278
 FBL Financial Group, Inc. Class A.....................      35,500         519,187
 FCNB Corp.............................................      11,977         145,595
 *Featherlite Manufacturing, Inc.......................       6,500          22,547
 Fedders Corp..........................................      20,700         125,494
 Fedders Corp. Class A.................................       7,700          43,312

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Federal Screw Works...................................       1,800    $     74,925
 *FEI Co...............................................      30,200         546,431
 *Female Health Co.....................................       9,300           5,812
 Ferro Corp............................................      33,500         741,187
 FFLC Bancorp..........................................       4,600          58,937
 FFY Financial Corp....................................       8,900          98,456
 *Fibermark, Inc.......................................       8,800          91,850
 *Fiberstars, Inc......................................       5,200          40,787
 Fidelity Bancorp, Inc. Delaware.......................       2,600          45,662
 Fidelity Bankshares, Inc..............................       6,800         105,825
 *Fidelity Federal Bancorp.............................       2,500           4,844
 *Fidelity Holdings, Inc...............................      21,900          55,434
 Fidelity National Corp................................      11,400          70,894
 Fidelity National Financial, Inc......................      30,800         477,400
 *Fieldworks, Inc......................................       8,900           9,178
 *Filenet Corp.........................................      29,000         609,906
 *Film Roman, Inc......................................       4,700           5,214
 *Financial Federal Corp...............................      16,300         289,325
 *Finish Line, Inc. Class A............................      20,800         144,300
 *Finishmaster, Inc....................................         800           4,350
 *Finlay Enterprises, Inc..............................      13,500         153,984
 First Albany Companies, Inc...........................       6,244         116,301
 *First American Health Concepts, Inc..................       1,600           4,200
 *First Aviation Services, Inc.........................       6,200          41,462
 First Bancorp.........................................         600           9,750
 First Bell Bancorp, Inc...............................       6,600          94,256
 *First Cash, Inc......................................       9,400          39,656
 First Charter Corp....................................      19,780         315,862
 First Citizens Bancshares, Inc. NC....................       1,300          78,406
 First Commonwealth Financial Corp.....................      63,900         623,025
 *First Consulting Group, Inc..........................      26,544         206,545
 First Defiance Financial Corp.........................       6,959          57,629
 First Essex Bancorp...................................       9,800         161,394
 First Federal Bancshares of Arkansas, Inc.............       4,400          66,550
 First Federal Capital Corp............................      18,500         197,141
 First Federal of East Hartford........................       2,000          57,750
 First Financial Bankshares, Inc.......................      12,813         375,581
 *First Financial Corp.................................       1,275          41,437
 First Financial Holdings, Inc.........................      14,700         230,147
 First Franklin Corp...................................         300           2,709
 First Georgia Holdings, Inc...........................       1,012           4,744
 First Indiana Corp....................................      16,400         286,487
 First International Bancorp, Inc......................      10,700          90,616
 *First Investors Financial Services Group, Inc........       6,000          28,312
 First Keystone Financial, Inc.........................       2,000          20,250
 First Mariner Bank Corp...............................       3,200          20,600
 First Merchants Corp..................................      14,100         300,506
 First Midwest Financial, Inc..........................       2,500          24,766
 First Mutual Bancshares, Inc..........................       3,768          37,444
 First Niagara Financial Group, Inc....................      19,800         181,294
 First Northern Capital Corp...........................      11,100         148,116
 First Oak Brook Bancshares, Inc. Class A..............       2,100          31,434
 *First Republic Bank..................................      11,900         200,812
 First Savings Bancorp, Inc. North Carolina............       4,500          81,000
 First SecurityFed Financial, Inc......................       5,400          61,425
 First Sentinel Bancorp, Inc...........................      47,400         369,572
 First Source Corp.....................................      24,700         443,828
 *First Team Sports, Inc...............................       5,900          12,630
                                                            SHARES           VALUE+
                                                            ------           ------
 First United Bancshares, Inc..........................       5,000    $     84,531
 First United Corp.....................................       2,800          32,900
 First Washington Bancorp, Inc.........................      12,300         177,966
 First Years, Inc......................................      13,300         123,441
 FirstBank NW Corp.....................................       1,600          16,200
 *FirstCity Financial Corp.............................       8,300          18,156
 Firstfed America Bancorp, Inc.........................       6,300          73,237
 *FirstFed Financial Corp. DE..........................      20,100         270,094
 Firstspartan Financial Corp...........................       3,400          59,500
 *Firstwave Technologies, Inc..........................       7,500          26,602
 *Fischer Imaging Corp.................................       9,100          24,456
 Flag Financial Corp...................................       6,500          34,328
 Flagstar Bancorp, Inc.................................      13,700         128,866
 Flamemaster Corp......................................         247           2,231
 *Flander Corp.........................................      25,600          91,200
 Fleetwood Enterprises, Inc............................      35,900         511,575
 Fleming Companies, Inc................................      43,100         606,094
 Flexsteel Industries, Inc.............................       8,300         107,122
 *flightserv.com.......................................      34,400          43,000
 *Flir Systems, Inc....................................      17,150         118,978
 *Flooring America, Inc................................      21,000          57,750
 *Florida Banks, Inc...................................       6,000          31,312
 Florida Public Utilities Co...........................       3,600          52,650
 Florida Rock Industries, Inc..........................      24,000         949,500
 *Florsheim Group, Inc.................................       8,400          20,737
 *Flour City International, Inc........................       4,900          14,087
 *Flow International Corp..............................      17,700         183,084
 Flowserve Corp........................................      43,900         702,400
 Flushing Financial Corp...............................      12,400         179,025
 FNB Financial Services Corp...........................       2,100          25,725
 *Foamex International, Inc............................      20,500         108,266
 *Focal, Inc...........................................      18,500          69,953
 *Foilmark, Inc........................................      10,300          39,591
 *Foodarama Supermarkets, Inc..........................       1,400          37,800
 Foothill Independent Bancorp..........................       7,400          71,687
 *Footstar, Inc........................................      22,900         821,537
 Forest City Enterprises, Inc. Class A.................       2,700          79,987
 Forest City Enterprises, Inc. Class B.................       3,000          94,500
 *Forest Oil Corp......................................      64,540       1,028,606
 *Forrester Resh, Inc..................................       7,400         438,681
 *Fortel, Inc..........................................      13,800          28,247
 *Forward Air Corp., Inc...............................      22,750         728,000
 *Fossil, Inc..........................................      35,300         706,000
 *Foster (L.B.) Co. Class A............................      10,000          33,437
 Foster Wheeler Corp...................................      44,800         378,000
 *Fotoball USA, Inc....................................       3,100          12,787
 *Fountain Powerboat Industries, Inc...................       6,100          14,678
 *Four Kids Entertainment, Inc.........................      15,400         283,937
 *Fourth Shift Corp....................................      13,800          59,297
 *FPIC Insurance Group, Inc............................      10,400         134,225
 Frankfort First Bancorp, Inc..........................         850          10,094
 Franklin Bank National Associaton Southfield, MI......       3,789          32,680
 *Franklin Covey Co....................................      20,300         157,325
 Franklin Electric Co., Inc............................       7,000         487,594
 *Franklin Electronic Publishers, Inc..................       7,300          47,450
 Freds, Inc. Class A...................................      15,500         265,437
 Fremont General Corp..................................      71,900         314,562
 *French Fragrances, Inc...............................      15,200         116,850
 Frequency Electronics, Inc............................      10,300         175,100
 *Fresh America Corp...................................       4,900          10,719
 *Fresh Choice, Inc....................................       7,400          26,709

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fresh Foods, Inc.....................................       7,600    $     22,325
 *Friede Goldman International.........................      47,873         403,928
 *Friedman Billings Ramsey Group, Inc. Class A.........      13,100          83,512
 Friedman Industries, Inc..............................       4,305          13,991
 Friedmans, Inc. Class A...............................      16,000          96,500
 *Friendly Ice Cream Corp..............................       7,500          35,859
 Frisch's Restaurants, Inc.............................       7,000          68,250
 *Fritz Companies, Inc.................................      42,100         438,103
 Frontier Adjusters of America, Inc....................       1,000           3,937
 *Frontier Airlines, Inc...............................      23,000         303,312
 Frontier Insurance Group, Inc.........................      36,990          43,926
 *Frontier Oil Corp....................................      35,100         245,700
 Frozen Food Express Industries, Inc...................      17,907          45,327
 FSF Financial Corp....................................       2,800          34,650
 *FSI International, Inc...............................      32,600         469,644
 *FTI Consulting, Inc..................................       6,800          63,750
 *FuelCell Energy, Inc.................................       6,550         284,106
 Fuller (H.B.) Co......................................      12,600         487,462
 *Funco, Inc...........................................       6,000         147,562
 *Furr's/Bishop's, Inc.................................       2,700           7,762
 *Fusion Medical Technologies, Inc.....................      13,000         166,156
 *FVC.COM, Inc.........................................      18,400         103,500
 *FX Energy, Inc.......................................      10,000          75,625
 *FYI, Inc.............................................      18,800         615,700
 G & K Services, Inc. Class A..........................      20,900         523,153
 GA Financial, Inc.....................................       5,700          66,975
 *Gadzooks, Inc........................................      11,600         165,300
 Gainsco, Inc..........................................      23,811         125,008
 *Galagen, Inc.........................................      11,400          22,087
 *Galey & Lord, Inc....................................      14,600          35,587
 *GameTech International, Inc..........................      11,700          74,587
 Garan, Inc............................................       6,900         141,450
 *Garden Fresh Restaurant Corp.........................       7,300          79,387
 *Gardenburger, Inc....................................       8,700          47,306
 *Gardner Denver Machinery, Inc........................      19,800         346,500
 *Gart Sports Co.......................................         676           3,845
 *Gasonics International, Inc..........................      17,150         467,337
 *Gaylord Container Corp. Class A......................      60,300         241,200
 GBC Bancorp...........................................      14,900         427,909
 *GC Companies, Inc....................................      10,100         267,019
 *Geerling & Wade, Inc.................................       5,000          17,812
 *Gehl Co..............................................       7,200         128,925
 *Geltex Pharmaceuticals, Inc..........................      25,700         500,347
 *Gencor Industries, Inc...............................       5,100          32,194
 Gencorp, Inc..........................................      50,200         492,587
 *Gene Logic, Inc......................................      27,900         590,259
 *Genelabs Technologies, Inc...........................      45,700         154,952
 General Binding Corp..................................      16,000         120,000
 General Cable Corp....................................      41,600         345,800
 *General Chemical Group, Inc..........................      15,100          14,628
 *General Communications, Inc. Class A.................      49,600         238,700
 *General Datacomm Industries, Inc.....................      25,700         101,194
 General Employment Enterprises, Inc...................       6,600          23,100
 *General Magic, Inc...................................      49,500         130,711
 General Magnaplate Corp...............................         400             950
 *General Semiconductor, Inc...........................      41,500         653,625
 *Genesco, Inc.........................................      26,000         401,375
 *Genesee & Wyoming, Inc...............................       3,100          56,769
 Genesee Corp. Class B.................................         200           3,737
 *Genesis Health Ventures, Inc.........................      31,700          11,887
                                                            SHARES           VALUE+
                                                            ------           ------
 Genesis Worldwide, Inc................................       3,400    $      3,400
 *Geneva Steel Co. Class A.............................      11,900           4,462
 *Genlyte Group, Inc...................................      17,700         360,084
 *Genome Therapeutics Corp.............................      26,700         414,684
 *Genrad, Inc..........................................      32,800         239,850
 *GenStar Therapeutics Corporation.....................       2,100           9,712
 *Gensym Corp..........................................       8,100          29,489
 Gentek, Inc...........................................      22,200         299,700
 *Gentiva Health Services..............................      13,950         121,627
 *Genus, Inc...........................................      20,100         110,550
 *Genzyme Transgenics Corp.............................      31,300         580,028
 Geon Co...............................................      26,100         561,150
 Georgia Gulf Corp.....................................      20,000         500,000
 *Geoworks.............................................      19,900         214,547
 *Gerald Stevens, Inc..................................      53,800         105,919
 *Gerber Childrenswear, Inc............................      10,000          52,500
 Gerber Scientific, Inc................................      28,800         345,600
 *Geron Corp...........................................      23,500         425,203
 *Getty Petroleum Marketing, Inc.......................      13,900          50,387
 Getty Realty Corp. (Holding Co.)......................      13,600         152,150
 *Giant Group, Ltd.....................................       2,200           1,409
 *Giant Industries, Inc................................      11,800         103,987
 Gibraltar Steel Corp..................................      16,300         258,253
 *Giga Information Group, Inc..........................      10,000          49,062
 *Giga-Tronics, Inc....................................       5,600          42,350
 *G-III Apparel Group, Ltd.............................       6,700          30,987
 *Gilman & Ciocia, Inc.................................       9,900          52,903
 *Gish Biomedical, Inc.................................       2,700           5,822
 Glacier Bancorp, Inc..................................       3,627          46,358
 *Glacier Water Services, Inc..........................       3,600          43,650
 Glatfelter (P.H.) Co..................................      46,600         550,462
 *Glenayre Technologies, Inc...........................      35,900         295,053
 *Gliatech, Inc........................................       9,900         185,316
 *Global Imaging Systems, Inc..........................      21,100         191,219
 *Global Payment Technologies, Inc.....................       5,500          34,375
 *Global Sources, Ltd..................................       1,669          46,054
 *Global Sports, Inc...................................      22,100         120,169
 *Global Technologies, Ltd.............................      10,700          39,791
 *Global Vacation Group, Inc...........................      16,300          41,769
 *Globe Business Resources, Inc........................       6,200          79,244
 *Globecomm Systems, Inc...............................      15,100         164,684
 Gold Banc Corp........................................      41,800         236,431
 Golden Enterprises, Inc...............................      12,200          38,125
 *Golden State Vintners, Inc...........................       4,600          22,137
 *Good Guys, Inc.......................................      24,400          65,575
 *Goodrich Petroleum Corp..............................       6,500          27,625
 *Goodys Family Clothing...............................      33,300         182,109
 Gorman-Rupp Co........................................       7,975         139,064
 *Gottschalks, Inc.....................................      13,100          66,319
 *Government Technology Services, Inc..................       9,300          28,191
 *GP Strategies Corp...................................      10,960          41,785
 Graco, Inc............................................      22,500         721,406
 *Gradco Systems, Inc..................................       9,600          17,850
 *Graham Corp..........................................       1,000           7,625
 *Grand Union Co.......................................      10,200           8,606
 Granite Construction, Inc.............................      27,000         703,687
 Granite State Bankshares, Inc.........................       7,400         122,100
 *Graphic Packaging International Corp.................      34,200         117,562
 Gray Communications Systems, Inc......................       8,700          98,419
 *Great Plains Software................................       9,700         404,369
 Great Southern Bancorp, Inc...........................       5,400          90,787

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Greater Bay Bancorp...................................      14,458    $    662,809
 *Green Mountain Coffee, Inc...........................       3,100          55,800
 Green Mountain Power Corp.............................       7,000          55,562
 *Greenbriar Corp......................................       6,760          10,140
 Greenbrier Companies, Inc.............................      15,600         118,950
 Grey Advertising, Inc.................................         200          93,200
 *Grey Wolf, Inc.......................................     186,700         933,500
 *Griffin Land & Nurseries, Inc. Class A...............       2,200          29,700
 *Griffon Corp.........................................      33,400         202,487
 *Gristede's Sloans, Inc...............................       1,200           2,400
 *Group 1 Automotive, Inc..............................      24,600         282,900
 *Group 1 Software, Inc................................       8,025         146,958
 *Grow Biz International, Inc..........................       3,800          18,525
 *Grubb & Ellis Co.....................................      23,700         131,831
 *GSV, Inc.............................................       9,500           4,750
 *GT Interactive Software Corp.........................     113,500         237,641
 *Gtech Holdings, Inc..................................      22,000         485,375
 *GTS Duratek, Inc.....................................      17,300         140,562
 *Guaranty Bancshares, Inc.............................       3,900          39,975
 Guaranty Federal Bancshares, Inc......................       5,200          51,837
 *Guess, Inc...........................................      33,650         513,162
 *Guest Supply, Inc....................................       8,100         142,256
 Guilford Mills, Inc...................................      27,250         178,828
 *Guilford Pharmaceuticals, Inc........................      27,700         386,069
 *Guitar Center, Inc...................................      28,600         366,437
 *Gulf Island Fabrication, Inc.........................      11,600         201,187
 *Gulfmark Offshore, Inc...............................      10,500         226,406
 *Gumtech International, Inc...........................      11,400         125,044
 *Gundle/SLT Environmental, Inc........................      13,700          42,812
 *Gymboree Corp........................................      30,300          84,745
 *GZA Geoenvironmental Technologies, Inc...............       1,700          10,412
 *Hadco Corp...........................................      11,900       1,050,175
 *Haemonetics Corp.....................................      28,100         602,394
 Haggar Corp...........................................       8,600          99,706
 *Hagler Bailly, Inc...................................      19,900          36,069
 *Hahn Automotive Warehouse, Inc.......................       2,163           2,298
 *Hain Celestial Group, Inc............................      35,588       1,048,749
 *Halifax Corp.........................................       1,000           5,187
 *Hall Kinion Associates, Inc..........................      12,700         324,644
 Hallmark Capital Corp.................................       3,400          28,900
 *Ha-Lo Industries, Inc................................      53,800         299,262
 *Halsey Drug Co., Inc.................................      12,200          13,725
 *Hamilton Bancorp, Inc................................      10,100         173,594
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800          32,175
 *Hampshire Group, Ltd.................................       2,000          16,000
 *Hampton Industries, Inc..............................       4,944           9,270
 Hancock Fabrics, Inc..................................      22,100         103,594
 Hancock Holding Co....................................      13,810         438,467
 *Handleman Co.........................................      34,900         340,275
 *Hanger Orthopedic Group, Inc.........................      31,900         153,519
 *Hanover Direct, Inc..................................     220,600         344,687
 *Harbinger Corp.......................................      30,800         462,000
 Harbor Federal Bancorp, Inc...........................         770          13,379
 Harbor Florida Bancshares, Inc........................      29,300         310,397
 *Harding Lawson Associates Group, Inc.................       6,600          74,869
 Hardinge Brothers, Inc................................      11,700         112,978
 *Harken Energy Corp...................................     110,500          82,875
 Harland (John H.) Co..................................      31,000         476,625
 Harleysville Group, Inc...............................      31,900         540,306
                                                            SHARES           VALUE+
                                                            ------           ------
 Harleysville National Corp. PA........................      10,200    $    302,494
 Harmon Industries, Inc................................      14,700         196,612
 *Harnischfeger Industries, Inc........................      37,800          16,632
 *Harolds Stores, Inc..................................       2,308           5,770
 Harris Financial, Inc.................................      37,400         231,412
 *Harry's Farmers Market, Inc. Class A.................       2,100           2,362
 *Hartmarx Corp........................................      44,900         101,025
 *Harvard Industries, Inc..............................       2,500          11,328
 *Harvey Entertainment Co..............................       5,400          16,537
 *Hastings Entertainment, Inc..........................      11,700          15,539
 Hastings Manufacturing Co.............................         700           6,366
 *Hathaway Corp........................................       2,900          10,331
 *Hauppauge Digital, Inc...............................      11,300          96,403
 *Hauser, Inc..........................................       5,050           6,944
 Haven Bancorp, Inc....................................      11,700         209,869
 Haverty Furniture Co., Inc............................      16,200         182,250
 Haverty Furniture Co., Inc. Class A...................         400           4,700
 *Hawaiian Airlines, Inc...............................      40,900         102,250
 *Hawk Corp............................................       9,600          65,400
 *Hawker Pacific Aerospace.............................       7,500          42,187
 Hawkins Chemical, Inc.................................      13,800         108,675
 *Hawthorne Financial Corp.............................       7,200          58,500
 *Hayes Lemmerz International, Inc.....................      33,300         480,769
 HCC Insurance Holdings, Inc...........................      49,900         851,419
 *HD Vest, Inc.........................................       3,000          18,281
 *Headway Corporate Resources, Inc.....................      14,700          46,856
 *Health Management Systems, Inc.......................      20,625          85,400
 *Health Power, Inc....................................       1,900           8,431
 *Health Risk Management, Inc..........................       5,300          30,806
 *Health Systems Design Corp...........................       8,700          48,937
 *HealthAxis, Inc......................................      14,200          74,994
 *Healthcare Recoveries, Inc...........................      14,600          50,872
 *Healthcare Services Group, Inc.......................      13,050          58,725
 *Healthcare.com Corp..................................      32,500          83,281
 *Healthcor Holdings...................................       3,000             105
 *HealthGrades.com, Inc................................       8,700          10,059
 Healthplan Services Corp..............................      15,729          38,339
 *Heartland Express, Inc...............................      35,976         635,201
 *Heartport, Inc.......................................      29,200          92,162
 *Hearx, Ltd...........................................      12,000          47,250
 *HeavenlyDoor.com, Inc................................         347             553
 *Hecla Mining Co......................................      53,300          56,631
 *Hector Communications Corp...........................       4,600          58,650
 *HEI, Inc.............................................       6,100          73,962
 Heico Corp............................................      11,000         144,375
 Heico Corp. Class A...................................       2,507          32,591
 Heilig-Meyers Co......................................      64,750         109,266
 *Hello Direct, Inc....................................       6,800          84,575
 *Hemasure, Inc........................................       6,600          15,262
 *Hemispherx Biopharma, Inc............................      31,600         183,675
 Henry Jack & Associates, Inc..........................       1,096          47,642
 Herbalife International, Inc. Class A.................       8,800          76,450
 Herbalife International, Inc. Class B.................      12,200          93,025
 Heritage Financial Corp...............................      12,400          98,037
 *Herley Industries, Inc...............................       6,000          97,125
 *Heska Corp...........................................      35,000          71,094
 *Hexcel Corp..........................................      40,200         311,550
 HF Financial Corp.....................................       6,100          52,803
 *HI/FN, Inc...........................................      11,400         330,956
 *Hibbett Sporting Goods, Inc..........................       6,500         126,141
 *Hickory Tech Corp....................................      10,400         136,500
 *High Plains Corp.....................................      15,900          35,775

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Highlands Insurance Group, Inc.......................      15,400    $    111,650
 Hilb Rogal Hamilton Co................................      14,400         450,900
 *Hines Horticulture, Inc..............................      24,300         161,747
 *Hirsch International Corp. Class A...................       5,500           7,734
 *Hi-Shear Industries, Inc.............................         500           1,211
 *Hi-Shear Technology Corp.............................       8,600          17,200
 *Hi-Tech Pharmacal, Inc...............................       4,400          17,119
 *HMI Industries, Inc..................................       5,400           7,931
 HMN Financial, Inc....................................       6,000          67,875
 *HMT Technology Corp..................................      53,700          92,297
 *Hoenig Group, Inc....................................      10,600          98,381
 *Holiday RV Superstores, Inc..........................       9,400          39,362
 *Hollis-Eden Pharmaceuticals, Inc.....................      12,200         109,037
 Holly Corp............................................      10,700         107,000
 *Hollywood Casino Corp. Class A.......................      27,400         138,712
 *Hollywood Entertainment Corp.........................      54,900         378,295
 *Hologic, Inc.........................................      17,800         102,350
 *Holt's Cigar Holdings, Inc...........................       1,122           6,206
 Home Bancorp..........................................       1,700          25,128
 Home Federal Bancorp..................................       6,100         100,269
 Home Loan Financial Corp..............................       2,400          15,900
 Home Port Bancorp, Inc................................         600          14,550
 *Home Products International, Inc.....................       9,400          40,537
 *Homebase, Inc........................................      46,050          86,344
 *Homegold Financial, Inc..............................       7,700           6,978
 *Homeland Holding Corp................................       3,000          11,812
 *Homestead Village, Inc...............................      34,400         139,750
 HopFed Bancorp, Inc...................................       2,100          21,459
 Horace Mann Educators Corp............................      49,200         836,400
 Horizon Financial Corp................................       9,453          88,326
 *Horizon Health Corp..................................       6,700          40,619
 *Horizon Medical Products, Inc........................       7,400          15,725
 *Horizon Offshore, Inc................................      20,700         233,522
 *Horizon Organic Holding Corp.........................      10,700         102,987
 *Horizon Pharmacies, Inc..............................       7,600          28,500
 *Hot Topic, Inc.......................................       9,800         250,206
 *Hotelworks.com, Inc..................................      16,100           6,037
 *HotJobs.com, Ltd.....................................      34,800         403,462
 *Houston Exploration Co...............................      26,300         657,500
 *Hovnanian Enterprises, Inc. Class A..................      16,100          88,550
 *Hovnanian Enterprises, Inc. Class B..................       1,150           6,325
 Howell Corp...........................................       2,100          19,556
 *Howtek, Inc..........................................       3,600           6,806
 *HPSC, Inc............................................       2,100          19,819
 *HS Resources, Inc....................................      20,700         694,744
 HSB Group, Inc........................................      17,700         514,406
 *HTE, Inc.............................................      19,100          19,398
 *Hub Group, Inc. Class A..............................       9,100         115,172
 *Hudson Hotels Corp...................................       3,100           3,148
 Hudson River Bancorp, Inc.............................      15,900         155,522
 *Hudson Technologies, Inc.............................       6,600          13,819
 Huffy Corp............................................      12,500          40,625
 Hughes Supply, Inc....................................      25,900         492,100
 Hunt (J.B.) Transport Services, Inc...................      39,200         633,325
 Hunt Corp.............................................      12,900         129,806
 *Huntco, Inc. Class A.................................       4,900          15,006
 *Hurco Companies, Inc.................................       6,200          27,125
 Hussmann International, Inc...........................      31,400         906,675
 *Hutchinson Technology, Inc...........................      27,200         320,450
 *Hvide Marine, Inc. Class A...........................       7,000               0
 *Hycor Biomedical, Inc................................       9,500          47,500
 *Hypercom Corp........................................      36,500         456,250
                                                            SHARES           VALUE+
                                                            ------           ------
 *HyperFeed Technologies, Inc..........................      12,000    $     35,250
 *Hyperion Solutions Corp..............................      23,935         752,457
 *Hyseq, Inc...........................................      14,600         338,081
 *I.C. Isaacs & Co., Inc...............................       7,200          11,925
 Iberiabank Corp.......................................       8,500         126,969
 *Ibis Technology Corp.................................       6,100         219,219
 *Ico, Inc.............................................      14,320          23,494
 *ICT Group, Inc.......................................      13,000          91,406
 *ICU Medical, Inc.....................................      10,700         200,959
 *Identix, Inc.........................................      34,100         439,037
 *IDEXX Laboratories, Inc..............................      29,700         737,859
 *IDG Books Worldwide, Inc.............................      14,300         128,253
 *IDT Corp.............................................      23,200         756,175
 *IDX Systems Corp.....................................      33,800         500,662
 *IEC Electronics Corp.................................       8,100          15,441
 *IFR Systems, Inc.....................................      10,700          61,191
 *IGEN, Inc............................................      17,000         225,781
 *IGI, Inc.............................................       9,600          13,800
 *Igo Corp.............................................       5,000          18,750
 *IHOP Corp............................................      22,100         389,512
 *II-VI, Inc...........................................       6,200         238,312
 *Ikos Systems, Inc....................................      10,900          92,820
 *Il Fornaio (America) Corp............................       5,800          50,025
 *ilife.com, Inc.......................................       7,000          14,219
 *Image Entertainment, Inc.............................      18,800          74,612
 *Imatron, Inc.........................................     110,800         230,256
 IMCO Recycling, Inc...................................      18,200         121,712
 *Immucor, Inc.........................................       9,300          74,691
 *Immune Response Corp. DE.............................      31,100         209,439
 *Immunogen, Inc.......................................      35,300         243,791
 *Immunomedics, Inc....................................      38,000         471,437
 *Impath, Inc..........................................      11,300         614,791
 *Impco Technologies, Inc..............................       9,500         272,531
 *Imperial Credit Industries, Inc......................      41,790         146,265
 Imperial Sugar Co.....................................      37,251          51,220
 *Impreso.com, Inc.....................................       5,300          21,697
 *IMR Global Corp......................................      42,400         700,925
 *In Focus Systems, Inc................................      25,300         706,028
 *In Home Health, Inc..................................       6,100          12,486
 *Inacom Corp..........................................      50,244           8,541
 Independence Community Bank Corp......................       1,040          13,910
 Independence Holding Co...............................       2,500          30,937
 Independent Bank Corp. MA.............................      15,600         194,512
 Independent Bank East.................................      14,500         189,406
 *Individual Investor Group, Inc.......................      12,700          26,392
 *Indus International, Inc.............................      44,200         262,437
 Industrial Bancorp, Inc...............................       4,100          46,637
 *Industrial Data Systems Corp.........................       5,000           5,625
 *Industrial Distribution Group, Inc...................       9,700          23,037
 *Industrial Holdings, Inc.............................      13,000          15,031
 *Industri-Matematik International Corp................      33,100         173,775
 *Inference Corp. Class A..............................       8,500          52,594
 *Infinium Software, Inc...............................      16,000          51,500
 *Infocure Corp........................................      34,400         149,425
 *Infonautics Corp. Class A............................       8,500          34,797
 *Information Architects Corp..........................      31,400         218,819
 *Information Management Associates, Inc...............       9,700          42,437
 *Information Resource Engineering, Inc................       8,600         123,087
 *Information Resources, Inc...........................      31,500         156,516

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *infoUSA, Inc.........................................      54,800    $    275,712
 *Infu-tech, Inc.......................................       2,000           4,156
 *Ingenuus Corp........................................      29,700          43,622
 Ingles Market, Inc. Class A...........................      12,000         118,500
 *Innerdyne, Inc.......................................      24,400         135,725
 *Innodata Corp........................................       1,800          11,137
 *Innotrac Corp........................................      15,300          75,544
 *Innovative Clinical Solutions, Ltd...................      30,000           5,250
 *Innovative Gaming Corp. of America...................       8,300           6,095
 *Innoveda, Inc........................................      19,700          88,034
 Innovex, Inc..........................................      19,200         165,000
 *Inprise Corp.........................................      57,800         322,416
 *Input/Output, Inc....................................      55,800         439,425
 *Insight Enterprises, Inc.............................      10,262         465,959
 *Insignia Financial Group, Inc........................      28,733         325,042
 *Insilco Holding Co...................................         192           5,184
 *Insite Vision, Inc...................................      22,300          87,806
 *Insituform East, Inc.................................       1,700           2,284
 *Insituform Technologies, Inc. Class A................      14,910         515,793
 *Inso Corp............................................      19,000          67,094
 *Inspire Insurance Solutions, Inc.....................      24,550          85,158
 Insteel Industries, Inc...............................       6,800          39,100
 *Insurance Auto Auctions, Inc.........................      15,000         291,094
 *Insurance Management Solutions, Inc..................      16,600          26,716
 *Integ, Inc...........................................       9,700          16,823
 Integra Bank Corp.....................................      18,494         366,412
 *Integra Lifesciences Corp............................      21,200         149,725
 *Integra, Inc.........................................       5,900           3,687
 *Integral Vision, Inc.................................      11,700          20,475
 *IntegraMed America, Inc..............................       4,300          13,437
 *Integrated Electrical Services, Inc..................      39,300         194,044
 *Integrated Measurement System, Inc...................      10,100         150,237
 *Integrated Silicon Solution, Inc.....................      26,200         776,994
 *INTELFILM Corp.......................................       8,300          21,787
 *Intellicall, Inc.....................................       8,900           7,231
 *Intellidata Technologies Corp........................      42,600         259,594
 Intelligent Systems Corp..............................       5,800          24,650
 *Intelligroup, Inc....................................      18,000         170,719
 *Inter Parfums, Inc...................................      10,200         119,850
 *InterCept Group, Inc.................................      14,300         243,547
 Interchange Financial Services Corp...................       8,400         107,100
 *InterDent, Inc.......................................      21,700          69,169
 *Interdigital Communications Corp.....................      20,300         326,703
 *Interface Systems, Inc...............................       6,000          42,187
 Interface, Inc. Class A...............................      48,500         212,187
 *Interferon Scientific, Inc...........................       2,435           3,082
 *Intergraph Corp......................................      54,400         304,300
 *Interlink Electronics................................      14,400         312,300
 *Interlinq Software Corp..............................       6,200          17,437
 *Interlogix, Inc......................................       8,500         187,531
 *Interlott Technologies, Inc..........................       4,100          24,087
 *Intermagnetics General Corp..........................      17,200         195,650
 Intermet Corp.........................................      25,700         177,089
 *International Aircraft Investors.....................       4,200          21,525
 International Aluminum Corp...........................       2,100          30,581
 *International FiberCom, Inc..........................      33,500         480,516
 *International Microcomputer Software, Inc............       5,100           3,366
 International Multifoods Corp.........................      20,600         287,113
 *International Remote Imaging Systems, Inc............      10,100          14,519
                                                            SHARES           VALUE+
                                                            ------           ------
 International Shipholding Corp........................       7,900    $     60,238
 *International Speciality Products, Inc...............      75,700         411,619
 *International Total Services, Inc....................       5,600           5,600
 *Interneuron Pharmaceuticals, Inc.....................      50,800          78,581
 *Interphase Corp......................................       7,500         105,938
 *Interplay Entertainment Corp.........................      25,100          44,709
 Interpool, Inc........................................      33,050         264,400
 *Interpore International..............................      17,800         136,003
 *Interstate National Dealers Services, Inc............       5,100          27,731
 *Intertan, Inc........................................      33,300         351,731
 Inter-Tel, Inc........................................      28,900         407,309
 *Intervisual Books, Inc. Class A......................       1,000           1,438
 *Intervoice, Inc......................................      35,200         497,200
 Interwest Bancorp.....................................      17,300         263,284
 *Intest Corp..........................................       4,400          64,075
 *Intevac, Inc.........................................      15,300          47,813
 *IntraNet Solutions, Inc..............................      21,800         429,188
 Invacare Corp.........................................      31,100         769,725
 *Inverness Medical Technology, Inc....................      26,700         206,925
 Investors Financial Services Corp.....................      10,198         827,950
 Investors Title Co....................................       1,400          15,400
 *Invision Technologies, Inc...........................      12,200          49,181
 *Invivo Corp..........................................       5,600          56,350
 *Iomed, Inc...........................................       6,200          34,100
 *Ion Networks, Inc....................................      10,500          63,492
 *Ionics, Inc..........................................      17,800         511,750
 *IRI International Corp...............................      39,900         356,606
 *Iridex Corp..........................................       8,600          73,100
 *Iron Mountain, Inc...................................      11,520         420,480
 Iroquois Bancorp......................................         400          13,038
 Irwin Financial Corp..................................      27,300         393,291
 *Isco, Inc............................................      14,735          66,077
 *Isis Pharmaceuticals, Inc............................      35,900         334,319
 *Isle of Capri Casinos, Inc...........................      33,200         453,388
 *Isolyser Co., Inc....................................      46,010         162,473
 *I-Stat Corp..........................................      20,000         293,125
 *IT Group, Inc .......................................      28,080         163,215
 *ITC Learning Corp....................................       3,800           9,381
 *ITEQ, Inc............................................      25,354          14,262
 *ITLA Capital Corp....................................       9,200         120,175
 *Itron, Inc...........................................      19,500          90,797
 *ITT Educational Services, Inc........................      31,900         530,338
 *Ivex Packaging Corp..................................      27,200         244,800
 *IVI Checkmate Corp...................................      23,600          69,325
 *J & J Snack Foods Corp...............................      10,500         156,516
 *J. Alexander's Corp..................................       6,900          26,738
 *J. Jill Group, Inc...................................      10,400          64,025
 *Jackpot Enterprises, Inc.............................       8,000          92,500
 Jacksonville Bancorp, Inc.............................       1,600          20,500
 *Jaclyn, Inc..........................................       1,300           2,600
 *Jaco Electronics, Inc................................       3,973          64,685
 *Jacobson Stores, Inc.................................       6,200          34,875
 *Jakks Pacific, Inc...................................      25,100         364,734
 *Jan Bell Marketing, Inc..............................      24,800          54,250
 *Jason, Inc...........................................      22,400         225,400
 *JDA Software Group, Inc..............................      31,400         487,681
 Jefferies Group, Inc..................................      28,000         565,250
 Jefferson Savings Bancorp, Inc........................      10,000         109,063
 *Jennifer Convertibles, Inc...........................       1,300           2,681
 *JFAX.com, Inc........................................      35,000          53,594
 JLG Industries, Inc...................................      48,800         475,800

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *JLK Direct Distribution, Inc. Class A................       6,300    $     43,706
 *JLM Industries, Inc..................................       6,100          23,066
 *JMAR Industries, Inc.................................      28,400         117,150
 *Jo-Ann Stores, Inc. Class A..........................       4,500          42,750
 *Jo-Ann Stores, Inc. Class B..........................       3,400          27,413
 *Johnson Outdoors, Inc................................       6,700          59,253
 *Jones Lang LaSalle, Inc..............................      33,900         523,331
 *Jos. A. Bank Clothiers, Inc..........................       7,500          33,984
 *Joule, Inc...........................................       1,500           2,063
 *Journal Register Co..................................      51,200         665,600
 *JPM Co...............................................       9,500          48,984
 *JPS Industries, Inc..................................       6,000          22,406
 *Jps Packaging Company................................       4,300          12,094
 *Judge.com, Inc.......................................      16,700          18,788
 *Juno Lighting, Inc...................................         980           7,350
 Justin Industries, Inc................................      33,400         582,413
 *JWGenesis Financial Corp.............................      10,900          89,925
 K Swiss, Inc. Class A.................................       7,600          99,988
 *K2, Inc..............................................      22,475         158,730
 *Kaiser Aluminum Corp.................................      87,300         387,394
 *Kaiser Group International, Inc......................      17,900           2,517
 *Kaiser Ventures, Inc.................................       9,700         125,494
 Kaman Corp. Class A...................................      27,000         269,156
 *Kaneb Services, Inc..................................      36,800         179,400
 *Kasper A.S.L., Ltd...................................       5,500          14,180
 Katy Industries, Inc..................................       9,600          93,000
 Kaye Group, Inc.......................................       3,000          20,250
 *KBK Capital Corp.....................................       5,000          20,938
 Keithley Instruments, Inc.............................       1,000          61,688
 *Kellstrom Industries, Inc............................      12,600          63,394
 Kellwood Co...........................................      30,600         516,375
 *Kendle International, Inc............................      14,600          92,163
 *Kennedy-Wilson, Inc..................................      11,800          60,844
 *Kensey Nash Corp.....................................       7,900          76,038
 *Kent Electronics Corp................................      23,000         638,250
 *Kentucky Electric Steel, Inc.........................       2,800           5,950
 Kentucky First Bancorp, Inc...........................         900           9,169
 *Keravision, Inc......................................      22,000         116,188
 *Kevco, Inc...........................................       8,300          13,228
 Kewaunee Scientific Corp..............................       2,000          23,313
 *Key Energy Group, Inc................................      69,500         755,813
 *Key Production Co., Inc..............................      15,000         240,938
 *Key Technology, Inc..................................       6,100          52,803
 *Key Tronic Corp......................................      12,500          33,984
 *Keystone Automotive Industries, Inc..................      18,040         132,199
 *Keystone Consolidated Industries, Inc................      13,000          50,375
 *kforce.com, Inc......................................      60,300         774,478
 *KFX, Inc.............................................      24,500          42,875
 Kimball International, Inc. Class B...................      32,400         523,463
 *Kimmins Corp.........................................       3,400           1,067
 *Kinark Corp..........................................       6,800           8,925
 *Kinnard Investment, Inc..............................       6,300          50,006
 *Kirby Corp...........................................      27,000         597,375
 *Kit Manufacturing Co.................................         300           1,950
 *Kitty Hawk, Inc......................................      17,300           8,088
 Klamath First Bancorp, Inc............................       9,900         110,756
 *KLLM Transport Services, Inc.........................       3,500          27,891
 Knape & Vogt Manufacturing Co.........................       3,190          48,348
 *Knight Transportation, Inc...........................      16,600         252,631
 *Koala Corp...........................................       6,400          92,000
 Kollmorgen Corp.......................................      11,100         253,913
                                                            SHARES           VALUE+
                                                            ------           ------
 *Komag, Inc...........................................      69,100    $    144,678
 *Kos Pharmaceuticals, Inc.............................      18,800         294,338
 *Koss Corp............................................       3,300          55,172
 *Krauses Furniture, Inc...............................      23,100          28,875
 *Kroll-O'Gara Co......................................      26,700         142,678
 *Kronos, Inc..........................................      16,200         469,294
 *Krug International Corp..............................       1,048           1,376
 *K-Tel International, Inc.............................      12,700          23,416
 *K-Tron International, Inc............................       6,200          97,844
 *Kushner-Locke Co.....................................      16,600          32,681
 *K-V Pharmaceutical Co. Class A.......................      12,800         245,600
 *K-V Pharmaceutical Co. Class B.......................       8,300         165,481
 *KVH Industries, Inc..................................       7,300          38,097
 *La Jolla Pharmceutical Co............................      24,300          84,291
 *LaBarge, Inc.........................................      16,200          28,350
 LabOne, Inc...........................................      19,050          98,227
 *Labor Ready, Inc.....................................      47,100         441,563
 *Laboratory Corp. of America Holdings, Inc............      10,790         775,531
 *Labtec, Inc..........................................         950           5,938
 Laclede Gas Co........................................      20,700         407,531
 *Laclede Steel Co.....................................       2,700           1,097
 LaCrosse Footwear, Inc................................       7,700          31,041
 *Ladish Co., Inc......................................      17,400         151,706
 *Lakeland Industries, Inc.............................       2,000          12,750
 *Lakes Gaming, Inc....................................      10,475          86,091
 *Lamson & Sessions Co.................................      14,700         117,600
 Lance, Inc............................................      31,800         310,050
 *Lancer Corp..........................................       9,600          34,800
 *Landair Corp.........................................       4,100          16,784
 Landamerica Financial Group, Inc......................      14,700         271,031
 Landauer, Inc.........................................       9,400         173,900
 *Landec Corp..........................................      15,900          81,488
 *Landmark Systems, Inc................................      15,300          98,494
 Landrys Seafood Restaurants, Inc......................      29,277         228,727
 *Landstar Systems, Inc................................       9,100         482,300
 *Larscom, Inc.........................................       8,200          41,000
 *Laser Pacific Media Corp.............................       6,600          24,441
 *Laser Power Corp.....................................       8,600          18,813
 *Laser Technology, Inc................................       5,000           7,500
 *Laser Vision Centers, Inc............................      27,700         130,709
 *Laserscope...........................................      15,100          17,695
 *LaserSight Corporation...............................      25,700         130,909
 *Lason, Inc...........................................      22,700          58,878
 *Launch Media, Inc....................................       2,300          20,053
 Lawrence Savings Bank MA..............................       4,300          31,041
 Lawson Products, Inc..................................      11,400         273,244
 *Layne Christensen Co.................................      12,600          55,913
 *Lazare Kaplan International, Inc.....................      10,500          91,875
 *LBP, Inc.............................................       3,200          10,700
 *LCA-Vision, Inc......................................      60,600         168,544
 *LCC International, Inc. Class A......................       9,700         143,378
 *Leapnet, Inc.........................................      29,922          95,844
 *Learn2.com, Inc......................................      61,215         117,648
 *Learning Tree International, Inc.....................      19,300       1,018,075
 *Lechters, Inc........................................      17,000          26,031
 *Lecroy Corp..........................................      10,000         105,625
 *Lectec Corp..........................................       5,000          13,438
 Lennox International, Inc.............................      13,065         153,514
 Lesco, Inc............................................      11,000         171,188
 *Let's Talk Cellular & Wireless, Inc..................       4,000           1,920
 *Level 8 Systems, Inc.................................      14,387         281,895

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Lexington Global Asset Managers, Inc.................       3,600    $     36,338
 Libbey, Inc...........................................      16,800         508,200
 Liberty Bancorp, Inc..................................       2,700          18,647
 *Liberty Corp.........................................      19,200         674,400
 Liberty Homes, Inc. Class A...........................         200           1,300
 *Life Financial Corp..................................       6,700          26,381
 *Lifecell Corp........................................      13,100          77,372
 *Lifecore Biomedical, Inc.............................      16,100         117,228
 *Lifeline Systems, Inc................................       4,100          49,969
 *Lifemark Corporation.................................       4,766          26,958
 Lifetime Hoan Corp....................................      12,562         104,422
 *Ligand Pharmaceuticals, Inc. Class B.................      39,377         419,611
 *Lightbridge, Inc.....................................      21,600         469,125
 *Lightning Rod Software, Inc..........................         580           2,918
 Lillian Vernon Corp...................................      11,600         113,100
 Lilly Industry, Inc. Class A..........................      26,500         382,594
 *Lindal Cedar Homes, Inc..............................       4,482           9,104
 Lindberg Corp.........................................       6,300          49,613
 Lindsay Manufacturer Co...............................      14,900         279,375
 Liqui Box Corp........................................       3,800         192,494
 *Lithia Motors, Inc. Class A..........................       9,600         116,400
 *Littlefield, Adams & Co..............................         900             225
 *Littlefuse, Inc......................................      25,400       1,017,588
 *LJL Biosystems, Inc..................................      15,800         143,681
 *LLEX Oncology, Inc...................................      23,900         596,753
 *LLX Resorts, Inc.....................................       2,900           5,891
 *LMI Aerospace, Inc...................................       7,900          22,466
 LNR Property Corp.....................................      28,200         546,375
 *Lodgenet Entertainment Corp..........................      13,200         308,138
 *Lodgian, Inc.........................................      21,900          49,275
 *Loews Cineplex Entertainment Corp....................      68,100         178,763
 *Logic Devices, Inc...................................       8,600          20,156
 *Logility, Inc........................................      14,600          58,856
 *Lojack Corp..........................................      17,400         120,169
 Lone Star Steakhouse Saloon...........................      39,000         413,156
 Longs Drug Stores Corp................................      15,700         316,944
 Longview Fibre Co.....................................      56,800         681,600
 *Loronix Information Systems, Inc.....................       6,600         220,275
 *Lowrance Electronics, Inc............................       2,200           9,075
 LSB Bancshares, Inc. NC...............................       5,156          73,795
 *LSB Industries, Inc..................................      10,700           8,694
 LSI Industries, Inc...................................      13,200         226,463
 LTV Corp..............................................     110,300         289,538
 *LTX Corp.............................................       4,800         126,150
 Luby's Cafeterias, Inc................................      23,900         210,619
 Lufkin Industries, Inc................................       8,200         138,888
 *Lumisy, Inc..........................................      12,000          29,625
 *Lunar Corp...........................................      11,100         122,794
 *Lund International Holdings, Inc.....................       2,200           9,900
 *Lydall, Inc..........................................      19,500         203,531
 *Lynch Corp...........................................       2,200          67,925
 *Lynch Interactive Corp...............................       2,200         231,000
 *Lynx Therapeutics, Inc...............................      14,400         230,850
 M.A. Hanna Co.........................................      51,800         605,413
 *M.H. Meyerson & Co., Inc.............................       8,300          30,866
 *Mace Security International, Inc.....................      26,100          50,569
 *Mac-Gray Corp........................................      23,100          70,744
 *Mackie Designs, Inc..................................      16,100         110,184
 *Madden (Steven), Ltd.................................      13,900         221,966
 *Made2Manage Systems, Inc.............................       6,100          39,269
 Madison Gas & Electric Co.............................      21,000         394,406
                                                            SHARES           VALUE+
                                                            ------           ------
 MAF Bancorp, Inc......................................      26,484    $    523,059
 *Magainin Pharmaceuticals, Inc........................      30,100         103,469
 *Magellan Health Services, Inc........................      35,900          76,288
 *Magnetek, Inc........................................      33,400         281,813
 *Magnum Hunter Resources, Inc.........................      22,200         119,325
 *MAI Systems Corp.....................................       9,600           4,800
 *Mail.com, Inc........................................       5,702          31,628
 *Mail-Well, Inc.......................................      54,100         507,188
 *Main Street & Main, Inc..............................      13,000          43,063
 Main Street Bancorp, Inc..............................      10,100          85,061
 Maine Public Service Co...............................       1,700          31,556
 *Mallon Resources Corp................................       8,600          65,709
 *Manatron, Inc........................................       1,102           7,507
 *Manchester Equipment Co., Inc........................       8,900          38,938
 *Manhattan Associates, Inc............................      29,100         551,991
 Manitowoc Co., Inc....................................      25,850         844,972
 *Manugistic Group, Inc................................      12,900         374,906
 *Mapics, Inc..........................................      23,000         116,797
 *Mapinfo Corp.........................................      11,100         326,409
 Marcus Corp...........................................      19,300         211,094
 *Marine Transport Corp................................       7,540          19,793
 *MarineMax, Inc.......................................      16,700         153,431
 *Marisa Christina, Inc................................       6,700          11,306
 Maritrans, Inc........................................      11,800          70,063
 *Markel Corp..........................................       4,000         575,750
 *Marketing Services, Inc..............................      29,900         154,172
 *MarkWest Hydrocarbon, Inc............................       8,500          71,188
 *Marlton Technologies, Inc............................       7,800           9,750
 Marsh Supermarkets, Inc. Class A......................       1,600          26,000
 Marsh Supermarkets, Inc. Class B......................       5,800          59,813
 *Martek Biosciences Corp..............................      19,200         355,800
 *Marten Transport, Ltd................................       4,200          56,438
 *Marvel Enterprises, Inc..............................      17,400          75,038
 MascoTech, Inc........................................      49,100         632,163
 Massbank Corp. Reading, MA............................       4,200         124,163
 *Master Graphics, Inc.................................       5,500           1,265
 Matec Corp............................................       1,100           8,525
 *Material Sciences Corp...............................      20,500         220,375
 *Mathsoft, Inc........................................       6,300          15,356
 *Matlack Systems, Inc.................................       9,600          29,400
 *Matria Healthcare, Inc...............................      44,100         150,216
 *Matritech, Inc.......................................      26,100         115,819
 *Matrix Bancorp, Inc..................................       6,800          53,338
 *Matrix Pharmaceutical, Inc...........................      24,900         216,319
 *Matrix Service Co....................................       9,700          47,288
 Matthews International Corp. Class A..................      14,600         367,738
 *Matthews Studio Equipment Group......................       8,800             275
 *Mattson Technology, Inc..............................      19,500         591,094
 Maui Land & Pineapple Company, Inc....................       4,300          83,850
 *Maverick Tube Corp...................................      23,100         812,109
 *Max & Ermas Restaurants, Inc.........................       3,300          28,463
 *Maxco, Inc...........................................       4,000          31,250
 *Maxicare Health Plans, Inc...........................      17,900          29,088
 *Maxim Pharmaceuticals, Inc...........................       9,300         357,759
 *Maximus, Inc.........................................      27,300         566,475
 *Maxtor Corp..........................................      38,600         404,094
 *Maxwell Shoe Company, Inc............................      11,400          86,569
 *Maxwell Technologies, Inc............................      12,600         177,188
 *Maxxam, Inc..........................................       7,300         186,150
 *Maynard Oil Co.......................................       6,200         103,850
 *Mays (J.W.), Inc.....................................         200           1,050

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Mazel Stores, Inc....................................      11,800    $    103,250
 *MB Financial, Inc....................................       7,100          78,766
 *McClain Industries, Inc..............................         266           1,288
 McGrath Rent Corp.....................................      12,600         197,663
 *McMoran Exploration Co...............................      15,796         245,825
 *McNaughton Apparel Group, Inc........................       9,800          93,406
 *McWhorter Technologies, Inc..........................      12,900         252,356
 MDC Holdings, Inc.....................................      24,100         465,431
 *Meade Instruments Corp...............................       8,000         396,250
 *Meadow Valley Corp...................................       2,200           8,388
 Meadowbrook Insurance Group, Inc......................      11,000          59,125
 *Measurement Specialties, Inc.........................       5,000         127,500
 MECH Financial, Inc...................................       4,500         155,391
 *Mechanical Dynamics, Inc.............................       8,100          48,094
 *Medarex, Inc.........................................       3,400         154,806
 Medford Bancorp, Inc..................................      10,600         158,338
 *Media 100, Inc.......................................       8,600         152,113
 *Media Arts Group, Inc................................      16,800          65,100
 *MediaBay, Inc........................................      13,300          43,641
 *Medialink Worldwide, Inc.............................       7,300          52,469
 *Medical Action Industries, Inc.......................      11,900          47,228
 *Medical Alliance, Inc................................       7,900          30,613
 *Medical Assurance, Inc...............................      25,700         292,338
 *Medical Resources, Inc...............................       5,283             304
 *Medicalcontrol, Inc..................................       3,500          21,875
 *Medicore, Inc........................................       3,800           7,719
 *Medplus, Inc.........................................       7,400          38,156
 *Medstone International, Inc..........................       6,000          32,063
 *MEDTOX Scientific, Inc...............................       3,000          25,875
 *Memberworks, Inc.....................................      19,300         623,028
 Mentor Corp. MN.......................................      31,400         755,563
 *Mentor Graphics Corp.................................      51,800         885,456
 Merchants Bancshares, Inc.............................       5,500         108,625
 Merchants Group, Inc..................................       1,300          19,744
 Merchants New York Bancorp, Inc.......................      24,100         410,453
 *Mercury Air Group, Inc...............................       8,400          39,900
 Meridian Diagnostics, Inc.............................      18,900         127,575
 Meridian Insurance Group, Inc.........................       3,267          44,105
 *Meridian Medical Technology, Inc.....................       3,800          32,775
 *Meridian Resource Corp...............................      59,172         314,351
 *Merisel, Inc.........................................      77,400          61,678
 *MeriStar Hotels & Resorts, Inc.......................      33,500          96,313
 *Merit Medical Systems, Inc...........................       9,500          46,906
 *Merix Corp...........................................       8,500         234,016
 *Merrimac Industries, Inc.............................       1,160          14,065
 *Mesa Air Group, Inc..................................      44,400         265,706
 *Mesa Labs, Inc.......................................       4,900          21,820
 *Mesaba Holdings, Inc.................................      22,850         263,489
 *Messagemedia, Inc....................................      61,100         181,391
 *Mestek, Inc..........................................       4,200          69,825
 *Meta Group, Inc......................................      13,500         335,391
 *Metacreations Corp...................................      30,100         215,403
 *Metal Management, Inc................................      36,421          49,510
 Metals USA, Inc.......................................      42,000         220,500
 *Metamor Worldwide, Inc...............................      32,400         740,138
 *Metatec Corp. Class A................................       6,300          17,325
 *Met-Coil Systems Corp................................       1,000           7,031
 Met-Pro Corp..........................................      11,175          94,988
 *Metro Information Services, Inc......................      18,000         179,438
 *Metro One Telecommunications, Inc....................      15,000         149,531
 *Metrocall, Inc.......................................      36,985         119,045
 MetroCorp. Bancshares, Inc............................       7,100          52,141
                                                            SHARES           VALUE+
                                                            ------           ------
 *Metrologic Instruments, Inc..........................       4,900    $     76,563
 *Metromedia International Group, Inc..................     103,400         445,913
 *Metropolitan Financial Corp..........................       4,100          16,913
 *Metrotrans Corp......................................       1,600             200
 Metrowest Bank MA.....................................      15,700          92,238
 MFB Corp..............................................       1,800          29,813
 *MFRI, Inc............................................       4,400          17,325
 *MGI Pharma, Inc......................................      16,900         369,688
 MI Schottenstein Homes, Inc...........................      10,500         178,500
 *Miami Computer Supply Corp...........................      15,600         315,900
 *Michael Anthony Jewelers, Inc........................       7,400          18,500
 Michael Foods, Inc....................................      24,358         557,950
 *Micro Component Technology, Inc......................      10,352          58,554
 *Micro Linear Corp....................................      12,100          63,903
 *Microage, Inc........................................      21,750          10,331
 *Microcide Pharmaceuticals, Inc.......................      14,600         109,044
 MicroFinancial, Inc...................................       4,000          38,000
 *Micrografx, Inc......................................      14,700          48,234
 *Micros Systems, Inc..................................      10,700         338,053
 *Micros to Mainframes, Inc............................       6,100          36,219
 *Microsemi Corp.......................................      17,400         376,819
 *Microtest, Inc.......................................       7,900          58,756
 *Micro-Therapeutics, Inc..............................       9,900          54,759
 *Microtouch Systems, Inc..............................       8,400          74,288
 *Microvision, Inc.....................................      13,800         370,013
 *Microware Systems Corp...............................      19,500          57,281
 *Microwave Power Dynamics, Inc........................      13,800          67,922
 Mid America Banccorp..................................      13,800         322,575
 *Mid Atlantic Medical Services, Inc...................      56,800         702,900
 Midas, Inc............................................      17,950         465,578
 Midcoast Energy Resources, Inc........................      16,200         259,200
 *Middleby Corp........................................      13,200          88,275
 Middlesex Water Co....................................       4,200         123,113
 Midland Co............................................       3,300          83,325
 *Midway Airlines Corp.................................       8,500          50,469
 *Midway Games, Inc....................................      42,100         276,281
 Midwest Banc Holdings, Inc............................      12,000         164,625
 *Midwest Express Holdings, Inc........................      15,575         324,155
 *Midwest Grain Products, Inc..........................      10,400          73,125
 Mikasa, Inc...........................................      16,400         157,850
 *Mikohn Gaming Corp...................................       7,500          47,578
 Milacron, Inc.........................................      39,800         629,338
 *Milestone Scientific, Inc............................       8,800          13,200
 *Miller Building Systems, Inc.........................       3,200          18,100
 *Miller Industries, Inc...............................      52,400         121,175
 *Miltope Group, Inc...................................      11,000          22,172
 *MIM Corp.............................................      24,600          45,356
 Mine Safety Appliances Co.............................      15,000         348,750
 *Mining Services International Corp...................       2,500           5,156
 Minntech Corp.........................................       7,300          53,838
 *Minolta-QMS, Inc.....................................      13,921          46,113
 Minuteman International, Inc..........................       1,000           8,438
 *MIPS Technologies, Inc...............................      16,900         425,669
 *Miravant Medical Technologies........................      20,000         246,875
 Mississippi Chemical Corp.............................      28,742         167,063
 Mississippi Valley Bancshares, Inc....................      12,100         273,763
 *Mitcham Industries, Inc..............................       9,600          56,550
 *Mity-Lite, Inc.......................................       6,200          84,863
 *Mobile America Corp..................................       6,100          16,013
 *Mobile Mini, Inc.....................................      12,500         260,156
 *Mobius Management Systems, Inc.......................      21,400          87,606
 MOCON, Inc............................................       7,800          44,241

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Modine Manufacturing Co..............................      12,600    $    253,181
 *Modtech Holdings, Inc................................      15,457         166,646
 *Molecular Biosystems, Inc............................      16,700          11,481
 *Molecular Devices Corp...............................      12,600         671,738
 *Monaco Coach Corp....................................      20,700         297,563
 *Monarch Casino and Resort, Inc.......................      10,400          49,400
 *Monarch Dental Corp..................................      11,000          31,797
 *Mondavi (Robert) Corp. Class A.......................      10,400         327,925
 *Monro Muffler Brake, Inc.............................      10,700          89,278
 Monterey Bay Bancorp, Inc.............................       4,300          38,297
 *Monterey Pasta Co....................................      14,900          58,669
 *Moog, Inc. Class A...................................       9,400         200,925
 *Moog, Inc. Class B...................................       2,000          81,125
 *Moore Medical Corp...................................       3,900          34,125
 Morgan Keegan, Inc....................................      37,700         607,913
 *Morgan's Foods, Inc..................................         900           2,250
 *Morrison Knudsen Corp................................      57,500         445,625
 Morrison Management Specialists, Inc..................      14,100         383,344
 *Morton Industrial Group, Inc. Class A................       1,000           5,375
 *Morton's Restaurant Group, Inc.......................       6,200         113,925
 *Mossimo, Inc.........................................      16,600           8,300
 *Mother's Work, Inc...................................       3,300          34,856
 *Motient Corp.........................................      47,000         424,469
 *Motor Car Parts & Accessories, Inc...................       6,100           6,207
 *Motor Cargo Industries, Inc..........................       5,700          28,500
 *Motor Club of America................................         700           5,556
 Movado Group, Inc.....................................      12,300         117,811
 *Movie Gallery, Inc...................................      14,400          48,150
 *MPW Industrial Services Group........................       5,000          34,375
 *MS Carriers, Inc.....................................      14,800         285,363
 *MSC Industrial Direct Co., Inc. Class A..............      25,900         597,319
 *MSC Software Corp....................................      15,200         131,100
 *MTI Technology Corp..................................      13,000          91,406
 MTS Systems Corp......................................      20,840         151,416
 *Multi Color Corp.....................................       1,000           7,938
 *Multiple Zones International, Inc....................      14,700          61,786
 *Musicland Stores Corp................................      41,000         302,375
 Myers Industries, Inc.................................      22,007         299,845
 *Myriad Genetics, Inc.................................       7,400         580,206
 Mystic Financial, Inc.................................       1,700          18,700
 *N & F Worldwide Corp.................................      20,700         106,088
 *NABI, Inc............................................      42,000         243,469
 Nacco Industries, Inc. Class A........................       4,600         173,650
 *Nanogen, Inc.........................................      20,900         518,581
 *Nanometrics, Inc.....................................      11,500         282,469
 *Nanophase Technologies Corp..........................      13,800         103,931
 *Napco Security Systems, Inc..........................       2,150           8,197
 *Napro Biotherapeutics, Inc...........................      27,500         156,406
 Nash Finch Co.........................................      14,800         115,163
 Nashua Corp...........................................       7,600          62,700
 *Nastech Pharmaceutical Co., Inc......................       8,000          31,375
 *Nathans Famous, Inc..................................       7,900          23,206
 *National Beverage Corp...............................      20,400         173,400
 National City Bancorp.................................      11,300         163,850
 *National Dentex Corp.................................       4,600          72,594
 *National Discount Brokers Group, Inc.................      22,900         572,500
 *National Equipment Services, Inc.....................      24,600         139,913
 *National Home Centers, Inc...........................       3,000           5,109
 *National Home Health Care Corp.......................       3,815          15,737
 National Penn Bancshares, Inc.........................      19,400         425,588
                                                            SHARES           VALUE+
                                                            ------           ------
 National Presto Industries, Inc.......................       8,550    $    265,584
 *National Processing, Inc.............................      57,700         674,369
 *National Record Mart, Inc............................       6,500          10,461
 *National Research Corp...............................       7,000          38,281
 *National RV Holdings, Inc............................      20,700         234,169
 *National Standard Co.................................       6,500          11,781
 National Steel Corp. Class B..........................      24,900         130,725
 National Technical Systems, Inc.......................      10,800          33,750
 *National Techteam, Inc...............................      17,200          57,513
 *National Western Life Insurance Co. Class A..........       1,000          73,969
 *NationsRent, Inc.....................................      30,500         112,469
 *Natrol, Inc..........................................       1,000           4,203
 *Natural Alternatives International, Inc..............       5,400           8,522
 *Natural Microsystems Corp............................      12,800         824,400
 *Natural Wonders, Inc.................................       5,700           6,413
 Natures Sunshine Products, Inc........................      22,759         173,537
 *Nautica Enterprises, Inc.............................      43,900         541,891
 *Navarre Corp.........................................      30,500          54,805
 *Navigant Consulting, Inc.............................      49,000         226,625
 *Navigant International, Inc..........................      15,200         137,750
 *Navigators Group, Inc................................       8,400          74,025
 NBT Bancorp...........................................      13,148         131,480
 NCH Corp..............................................       7,000         280,000
 *NCI Building Systems, Inc............................      19,900         339,544
 *NCO Group, Inc.......................................      25,400         605,631
 *NCS Healthcare, Inc..................................      16,700          15,134
 *Neff Corp. Class A...................................      20,800          79,300
 Nelson (Thomas), Inc..................................      17,200         121,475
 *Neogen Corp..........................................       5,900          35,769
 *NeoMagic Corp........................................      30,300          94,214
 *Neopharm, Inc........................................      10,600         150,388
 *Neorx Corp...........................................      23,900         345,803
 *Neose Technologies, Inc..............................      17,600         491,700
 *Neotherapeutics, Inc.................................       9,000          99,563
 *Neoware Systems, Inc.................................       6,900          13,692
 *Netguru, Inc.........................................       3,200          54,200
 *Netmanage, Inc.......................................      71,345         195,084
 *Netopia, Inc.........................................      21,200         705,563
 *NetRadio Corp........................................      11,000          29,219
 *Netrix Corp..........................................      34,800         381,713
 *Netscout System, Inc.................................      20,300         241,697
 *Netspeak Corp........................................      17,800         176,331
 *Network Computing Devices, Inc.......................      17,800          28,369
 *Network Equipment Technologies, Inc..................      23,600         252,225
 *Network Peripherals, Inc.............................      20,500         364,516
 *Network Six, Inc.....................................         275           1,023
 *Neurobiological Technologies, Inc....................       2,700          18,731
 *Neurocrine Biosciences, Inc..........................      28,300         601,375
 *Neurogen Corp........................................      17,000         400,563
 *New American Healthcare Corp.........................         200               8
 *New Brunswick Scientific Co., Inc....................       6,900          36,227
 *New Century Financial Corp...........................      19,500         179,766
 *New Day Runner, Inc..................................       2,140           3,511
 New England Business Services, Inc....................      15,200         224,200
 New Hampshire Thrift BancShares, Inc..................         200           2,538
 *New Horizons Worldwide, Inc..........................       9,600         167,400
 New Jersey Resources Corp.............................      19,600         759,500
 *New Mexico & Arizona Land Co.........................       6,258          32,072
 *New World Coffee - Manhattan Bagel...................      11,000          22,344

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Newcor, Inc..........................................       6,300    $     13,388
 *Newmark Homes Corp...................................       8,500          50,469
 Newmil Bancorp, Inc...................................       4,700          47,588
 *Newpark Resources, Inc...............................      65,100         545,213
 Newport Corp..........................................       3,200         545,700
 *Newsedge Corp........................................      23,500          46,633
 *Nexell Therapeutics, Inc.............................      21,223          73,286
 *Nexthealth, Inc......................................       8,600          24,188
 *Niagara Corp.........................................       9,000          38,813
 Nitches, Inc..........................................         785           4,219
 NL Industries, Inc....................................      31,000         538,625
 *NMT Medical, Inc.....................................      14,100          53,536
 NN Ball & Roller, Inc.................................      16,750         148,395
 *Nobel Learning Communities, Inc......................       7,600          54,863
 *Nobility Homes.......................................       6,000          30,375
 *Noble International, Ltd.............................       8,400          75,600
 Noel Group, Inc.......................................       7,200           1,872
 Noland Co.............................................         200           3,300
 *Noodle Kidoodle, Inc.................................       7,800          23,400
 Nordson Corp..........................................      15,900         773,634
 *Norstan, Inc.........................................      14,200          70,113
 *Nortek, Inc..........................................      12,700         272,256
 *North American Scientific, Inc.......................       7,000         117,688
 North Central Bancshares, Inc.........................       2,700          38,644
 North Pittsburgh Systems, Inc.........................      14,700         184,209
 Northeast Bancorp.....................................         900           7,200
 Northeast Pennsylvania Financial Corp.................       5,500          54,313
 Northern Technologies International...................       2,700          17,888
 *Northfield Laboratories, Inc.........................      18,500         204,656
 Northland Cranberries, Inc. Class A...................      22,100          87,709
 Northrim Bank.........................................       3,144          26,822
 Northwest Bancorp, Inc................................      53,000         402,469
 Northwest Natural Gas Co..............................      27,600         603,750
 *Northwest Pipe Co....................................       6,200          83,506
 Northwestern Corp.....................................      25,400         590,550
 *Novadigm, Inc........................................      20,200         265,756
 *Novamed Eyecare, Inc.................................       6,000          39,750
 *Novametrix Medical Systems, Inc......................      10,500          65,789
 *Novavax, Inc.........................................      25,000         148,438
 *Noven Pharmaceuticals, Inc...........................      23,900         446,631
 *Novitron International, Inc..........................       1,430           4,379
 *Novoste Corp.........................................      15,000         566,250
 *NPC International, Inc...............................      25,100         232,959
 *NPS Pharmaceuticals, Inc.............................      26,100         330,328
 *NS Group, Inc........................................      26,200         479,788
 *Nstor Technology.....................................      24,600          70,725
 *NTN Communications, Inc..............................      14,093          33,471
 *Nu Horizons Electronics Corp.........................      11,900         206,019
 *Nucentrix Broadband Networks, Inc....................      13,100         276,738
 *NuCo2, Inc...........................................       8,200          47,150
 *Nuevo Energy Co......................................      22,800         440,325
 NUI Corp..............................................      16,600         464,800
 *Number Nine Visual Technology Corp...................       8,400             630
 *Numerex Corp. Class A................................      12,100         111,547
 *NuSkin Enterprises, Inc..............................      14,000          92,750
 *Nutraceutical International Corp.....................      12,100          43,673
 *Nutramax Products, Inc...............................       3,300           1,007
 *NYFIX, Inc...........................................      20,575         549,738
 Nymagic, Inc..........................................       8,700         122,344
 *O.I. Corp............................................       2,600          10,116
                                                            SHARES           VALUE+
                                                            ------           ------
 Oak Hill Financial, Inc...............................       3,000    $     49,125
 *Oak Technology, Inc..................................      48,990         724,133
 *Oakley, Inc..........................................      82,600         800,188
 Oakwood Homes Corp....................................      61,000         175,375
 *OAO Technology Solutions, Inc........................      21,500          65,508
 *Objective Systems Integrators, Inc...................      39,700         292,167
 *Oceaneering International, Inc.......................      25,200         491,400
 OceanFirst Financial Corp.............................      13,400         228,638
 *O'Charleys, Inc......................................      20,750         291,148
 *Ocular Sciences, Inc.................................      27,500         377,266
 *Ocwen Financial Corp.................................      76,500         439,875
 *Odetics, Inc. Class A................................         300           3,178
 *ODS Networks, Inc....................................      20,500         298,531
 *Odwalla, Inc.........................................       6,600          40,219
 *Officemax, Inc.......................................      42,600         231,638
 *Offshore Logistics, Inc..............................      23,000         322,719
 Ogden Corp............................................      54,400         469,200
 Oglebay Norton Co.....................................       6,400         133,600
 Ohio Casualty Corp....................................       1,500          17,953
 Oil-Dri Corp. of America..............................       5,700          55,219
 *Old Dominion Freight Lines, Inc......................      10,800          98,550
 Old Guard Group, Inc..................................       3,500          39,922
 Olin Corp.............................................      15,500         242,188
 *Olympic Steel, Inc...................................      10,000          43,438
 Omega Financial Corp..................................      11,400         263,269
 *Omega Protein Corp...................................      26,500          74,531
 *Omega Research, Inc..................................      27,600          88,406
 *Omega Worldwide, Inc.................................      13,800          56,925
 *OMNI Energy Services Corp............................      11,600           8,338
 *Omni Nutraceuticals, Inc.............................      32,700         107,297
 *Omtool, Ltd..........................................      17,000          30,813
 *On Assignment, Inc...................................      28,100         727,088
 *On Command Corp......................................      33,600         550,200
 *On Technology Corp...................................      14,000          40,250
 *One Price Clothing Stores, Inc.......................      10,700          25,413
 Oneida, Ltd...........................................      21,600         411,750
 Oneok, Inc............................................       4,300         125,238
 *Onhealth Network Company.............................       3,800           9,144
 *On-Point Technology Systems, Inc.....................       7,900           4,567
 *Ontrack Data International, Inc......................       7,900          58,509
 *Onyx Acceptance Corp.................................       5,900          24,338
 *Onyx Pharmacueticals, Inc............................      17,700         122,794
 *Open Market, Inc.....................................      37,100         393,028
 *Opinion Research Corp................................       1,700          10,625
 *Opta Food Ingredients, Inc...........................      11,000          24,922
 *Opti, Inc............................................      14,900          59,600
 *Optical Cable Corp...................................      14,500         345,734
 *Optical Sensors, Inc.................................       9,800           6,125
 *Optika Imaging Systems, Inc..........................      10,000          63,438
 *Option Care, Inc.....................................      11,700          76,416
 *Orbit International Corp.............................       1,266           2,057
 *ORBIT/FR, Inc........................................       6,700          18,844
 *Orbital Sciences Corp................................      39,200         480,200
 Oregon Steel Mills, Inc...............................      30,200          66,063
 Oregon Trail Financial Corp...........................       4,600          44,419
 *O'Reilly Automotive, Inc.............................      53,200         719,863
 *Organogenesis, Inc...................................      37,200         330,150
 *Oriole Homes Corp. Class A Convertible...............         800           1,500
 *Oriole Homes Corp. Class B...........................       2,000           3,250
 *Orleans Homebuilders, Inc............................       2,000           3,250
 *Oroamerica, Inc......................................       5,800          42,231

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Orphan Medical, Inc..................................      10,700    $     75,234
 *OrthAlliance, Inc....................................      15,800          93,319
 *Orthodontic Centers of America, Inc..................      41,850         959,934
 *Orthologic Corp......................................      32,200         148,925
 Oshkosh B'Gosh, Inc. Class A..........................      18,200         307,694
 Oshkosh Truck Corp. Class B...........................      17,800         544,569
 *Oshman's Sporting Goods, Inc.........................       4,100          12,813
 *OSI Pharmaceutical, Inc..............................      26,100         261,000
 *OSI Systems, Inc.....................................      12,000          71,625
 *Osicom Technologies, Inc.............................      14,400         609,300
 *Osmonics, Inc........................................      15,700         141,300
 *Osteotech, Inc.......................................      15,600         139,669
 *Ostex International, Inc.............................      15,000          29,531
 *OTR Express, Inc.....................................         200             250
 Ottawa Financial Corp.................................       7,800         147,956
 Otter Tail Power Co...................................      26,200         551,838
 *Outlook Group Corp...................................       1,800          10,013
 *Outsource International, Inc.........................       6,900           8,194
 *Overland Data........................................      10,100          82,378
 Overseas Shipholding Group, Inc.......................      40,200         932,138
 Owens & Minor, Inc....................................      36,100         390,331
 Owosso Corp...........................................       6,800          14,238
 Oxford Industries, Inc................................       9,900         152,831
 *Oxigene, Inc.........................................      14,700         164,456
 *Oxis International, Inc..............................       7,900          12,838
 *OYO Geospace Corp....................................         100           1,600
 *P&F Industries, Inc. Class A.........................       1,300          10,766
 *P.F. Chang's China Bistro, Inc.......................      10,200         327,994
 *Pacific Aerospace and Electronics, Inc...............      25,700          32,527
 Pacific Capital Bancorp...............................         500          13,438
 Pacific Crest Capital, Inc............................       1,060          13,449
 *Pacific Gateway Exchange, Inc........................      21,400          68,547
 *Packaged Ice, Inc....................................      19,800          69,300
 *Pagasus Systems, Inc.................................      26,300         367,378
 *Paging Network, Inc..................................     131,300          88,217
 *Palatin Technologies, Inc............................          62             287
 *Palm Harbor Homes, Inc...............................      29,700         460,350
 *PAM Transportation Services, Inc.....................       6,700          56,950
 *Pameco Corp..........................................       6,500          17,063
 Pamrapo Bancorp, Inc..................................       3,400          67,363
 *Panavision, Inc......................................       3,600          26,100
 *Pancho's Mexican Buffet, Inc.........................       1,666           5,987
 *Panera Bread CO......................................      13,700         116,450
 *Panja, Inc...........................................      12,000         121,875
 *Par Technology Corp..................................       8,500          32,406
 *Paracelsus Healthcare Corp...........................       1,171             110
 Paragon Technologies, Inc.............................       4,700          30,550
 *Parallel Petroleum Corp..............................      18,300          49,753
 *Paravant, Inc........................................      19,300          53,980
 *Parexel International Corp...........................      18,800         169,200
 Paris Corp............................................         200             388
 *Park Bancorp, Inc....................................       1,700          20,347
 Park Electrochemical Corp.............................      13,600         340,850
 *Parker Drilling Co...................................      93,700         568,056
 *Parkervision, Inc....................................      15,500         467,906
 *Park-Ohio Holdings Corp..............................      13,700         115,594
 Parkvale Financial Corp...............................       7,500         134,063
 *Parlex Corp..........................................       6,200         137,756
 *Parlux Fragrances, Inc...............................      13,800          41,831
 *Pathogenesis Corp....................................      21,400         323,006
 *Patient Infosy.......................................       8,800           6,875
                                                            SHARES           VALUE+
                                                            ------           ------
 Patina Oil & Gas Corp.................................      16,834    $    291,439
 Patrick Industries, Inc...............................       6,800          44,625
 Patriot Bank Corp.....................................       7,400          58,738
 *Patriot Transportation Holding, Inc..................       2,500          49,219
 *Patterson Energy, Inc................................      37,780         912,623
 *Paul Harris Stores, Inc..............................      11,900          31,981
 Paula Financial, Inc..................................       6,600          17,738
 *Paul-Son Gaming Corp.................................       3,800          11,400
 *Paxar Corp...........................................      56,015         563,651
 *Paxson Communications Corp...........................      59,000         457,250
 *Payless Cashways, Inc................................         159             256
 *PBOC Holdings, Inc...................................      20,400         186,150
 *PC Connection, Inc...................................      26,550       1,076,934
 *PC Service Source, Inc...............................       4,900           5,513
 *PCD, Inc.............................................       8,700          38,063
 *P-Com, Inc...........................................      71,500         525,078
 *PDS Financial Corp...................................       1,100           1,409
 *Peapod, Inc..........................................      20,200          42,294
 *Pediatric Services of America, Inc...................       4,800           9,675
 *Pediatrix Medical Group, Inc.........................      17,200         122,550
 Peerless Manufacturing Co.............................       1,600          22,900
 *Peerless Systems Corp................................      17,900          42,513
 *Pegasystems, Inc.....................................      32,000         193,000
 *Pemco Aviation Group, Inc............................         950          14,013
 Penford Corp..........................................       7,600         136,563
 Penn Engineering & Manufacturing Corp. Class A........         600          15,375
 Penn Engineering & Manufacturing Corp. Non-voting.....       7,500         217,031
 *Penn National Gaming, Inc............................      19,300         268,994
 *Penn Traffic Company.................................          93             523
 *Penn Treaty American Corp............................       8,500         167,344
 Penn Virginia Corp....................................      10,500         234,281
 *Pennaco Energy, Inc..................................      22,000         335,500
 Penn-America Group, Inc...............................      10,000          91,875
 Pennfed Financial Services, Inc.......................      11,100         148,463
 *Pentacon, Inc........................................      16,900          31,159
 Penton Media, Inc.....................................      26,200         733,600
 *Penwest Pharmaceuticals Company......................      16,300         188,469
 Peoples Bancorp, Inc..................................         300           4,256
 Peoples Bancshares, Inc. Massachusetts................       4,300          74,981
 Pep Boys - Manny, Moe & Jack..........................      56,900         405,413
 *Perceptron, Inc......................................       8,550          33,933
 *Performance Food Group Co............................      15,500         489,703
 *Performance Technologies, Inc........................      17,100         173,672
 *Pericom Semiconductor Corp...........................       9,700         397,700
 *Perini Corp..........................................       4,900          14,088
 Permanent Bancorp, Inc................................       4,000          76,500
 *Perrigo Co...........................................      88,000         536,250
 *Perry Ellis International, Inc.......................       8,700          84,689
 *Per-Se Technologies, Inc.............................      29,900         195,284
 *Personnel Group of America, Inc......................      32,500         130,000
 *Pervasive Software, Inc..............................      18,800          94,588
 *Petco Animal Supplies, Inc...........................      26,056         494,250
 *Petrocorp, Inc.......................................       6,900          48,731
 *Petroglyph Energy, Inc...............................       4,400           8,938
 *Petroleum Development Corp...........................      17,800          95,119
 *PetSmart, Inc........................................     123,100         367,377
 PFF Bancorp, Inc......................................      15,400         214,638
 *Pharmaceutical Products Development Service Co.......      29,570         488,829

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pharmaceutical Resources, Inc........................      35,400    $    212,400
 *Pharmacopeia, Inc....................................      22,700         495,853
 *Pharmacyclics........................................      15,900         672,272
 *Pharmanetics, Inc....................................       9,700         151,563
 *PharmaPrint, Inc.....................................      13,900           5,430
 *Pharmchem Laboratories, Inc..........................       7,500          20,391
 *Phar-Mor, Inc........................................      14,200          23,963
 *Pharmos Corp.........................................       6,200          20,731
 *Philadelphia Consolidated Holding Corp...............      15,900         268,809
 *Phillips (R.H.), Inc.................................       6,700          18,634
 Phillips-Van Heusen Corp..............................      28,900         251,069
 *Phoenix Gold International, Inc......................       1,000           2,250
 *Phoenix International, Ltd...........................       8,850          17,009
 Phoenix Investment Partners, Ltd......................      49,300         412,888
 *Phoenix Technologies, Ltd............................      32,300         580,391
 *Phonetel Technologies, Inc...........................         112              47
 *Photo Control Corp...................................       1,000           3,016
 *Photoelectron Corp...................................       6,900          29,325
 *Photon Dynamics, Inc.................................       6,500         391,828
 *PhotoWorks, Inc......................................      17,900          53,980
 *Photronics, Inc......................................      17,700         426,459
 *Phycor, Inc..........................................      63,200          30,613
 Piccadilly Cafeterias, Inc............................      11,100          31,913
 *Pico Holdings, Inc...................................      19,761         213,048
 *Picturetel Corp......................................      48,600         149,597
 *Piercing Pagoda, Inc.................................      11,900         169,575
 Pilgrim Pride Corp....................................      31,500         252,000
 Pilgrim's Pride Corp..................................      12,900          76,594
 Pillowtex Corp........................................      14,717          69,906
 *Pilot Network Services, Inc..........................      15,100         150,528
 *Pinnacle Entertainment, Inc..........................      31,300         596,656
 *Pinnacle Global Group, Inc...........................       1,400           5,163
 Pioneer Standard Electronics, Inc.....................      35,400         423,694
 Pitt-Des Moines, Inc..................................       9,600         223,200
 Pittston Brink's Group................................      10,818         164,298
 Pizza Inn, Inc........................................      11,600          41,325
 *PJ America, Inc......................................       7,000          75,906
 *Plains Resources, Inc................................      19,700         300,425
 *Planar Systems, Inc..................................      13,700         132,291
 *Platinum Entertainment, Inc..........................       9,300           5,086
 *Plato Learning, Inc..................................       7,600          95,475
 *Play By Play Toys and Novelties, Inc.................       5,900          10,048
 *Playboy Enterprises, Inc. Class A....................       6,100          72,819
 *Playboy Enterprises, Inc. Class B....................      19,736         259,035
 *Plexus Corp..........................................         160          13,365
 *Pliant Systems, Inc..................................      10,600          53,994
 *PLM International, Inc...............................       5,100          37,931
 *PMCC Financial Corp..................................       2,600           9,750
 PMR Corp..............................................       6,700          23,241
 Pocahontas Bancorp, Inc...............................       4,800          28,500
 *Point West Capital Corp..............................       3,400          12,644
 Polaris Industries, Inc...............................      15,000         450,938
 *Policy Management Systems Corp.......................      31,900         324,981
 *Polymedica Industries, Inc...........................      13,000         346,125
 Polymer Group, Inc....................................      37,500         274,219
 *Polyvision Corp......................................      15,500          38,750
 *Pomeroy Computer Resource, Inc.......................      15,400         225,706
 Pope & Talbot, Inc....................................      16,500         306,281
 *Porta Systems Corp...................................      12,300          21,525
 *Possis Medical, Inc..................................      18,000         137,250
 *Powell Industries, Inc...............................      10,900          91,117
                                                            SHARES           VALUE+
                                                            ------           ------
 *Powercerv Corp.......................................      15,800    $     21,478
 *Power-One, Inc.......................................       6,200         546,763
 *PPT Vision, Inc......................................       6,800          31,450
 *Prandium, Inc........................................      21,564           4,636
 Precision Castparts Corp..............................      21,400       1,043,250
 Premier Financial Bancorp.............................       5,800          43,319
 *Premier Laser Systems, Inc. Class A..................       9,900             842
 Premier National Bancorp..............................       6,751          84,388
 *Premiumwear, Inc.....................................       1,400          18,419
 *Pre-Paid Legal Services, Inc.........................      25,850         780,347
 Presidential Life Corp................................      33,900         498,966
 *Presstek, Inc........................................      30,400         579,500
 *Previo, Inc..........................................       5,375          30,234
 *Pricesmart, Inc......................................       4,400         157,850
 *Pride International, Inc.............................      15,900         404,456
 *Prima Energy Corp....................................       7,050         294,338
 *Primark Corp.........................................      23,200         603,200
 *Prime Hospitality Corp...............................      53,800         464,025
 *Prime Medical Services, Inc..........................      19,900         156,091
 Primesource Corp......................................       2,581          13,591
 Primex Technologies, Inc..............................      13,500         261,141
 *Primix Solutions, Inc................................      17,500          90,234
 *Princeton Video Image, Inc...........................       9,800          61,709
 *Printrak International, Inc..........................      15,300         110,447
 *Printronix, Inc......................................       8,000         114,250
 *Printware, Inc.......................................       4,000          11,250
 *Priority Healthcare Corp.............................       2,038         104,448
 *ProBusiness Services, Inc............................      26,100         696,544
 *Procom Technology, Inc...............................      14,700         367,959
 *Procurenet, Inc......................................      19,700               0
 Professional Bancorp, Inc.............................       1,900           6,650
 *Professional Detailing, Inc..........................      17,600         468,050
 *Professionals Group, Inc.............................       9,930         164,776
 *Progenics Pharmaceuticals, Inc.......................      15,700         163,378
 *Programmers Paradise, Inc............................       5,600          19,075
 Progress Financial Corp...............................       7,200          85,500
 *Progress Software Corp...............................      39,200         606,375
 *Project Software & Development, Inc..................       4,900         107,647
 *ProMedCo Management Company..........................      23,900          28,008
 *Prophet 21, Inc......................................       1,500          20,063
 *Protection One, Inc..................................      89,500         167,813
 *Protocol Systems, Inc................................      10,600         164,631
 *Provant, Inc.........................................      21,900          82,809
 Providence & Worcester Railroad Co....................       1,600          10,700
 Providence Energy Corp................................       5,300         214,650
 Provident Bancorp, Inc................................       5,200          80,275
 Provident Bankshares Corp.............................      34,800         507,863
 Provident Financial Group, Inc........................          26             727
 *Provident Financial Holdings, Inc....................       5,100          74,906
 *Province Healthcare Co...............................      18,900         529,200
 *Proxymed, Inc........................................      19,800          26,606
 *PRT Group, Inc.......................................      18,300          16,298
 *PRWW, Ltd............................................       6,900          54,769
 *PSC, Inc.............................................      13,400          60,719
 *PSS World Medical, Inc...............................      92,300         778,781
 *PSW Technologies, Inc................................       9,500          92,031
 Psychemedics Corp.....................................      23,700         112,575
 *PTEK Holdings, Inc...................................      56,400         193,875
 Public Service Co. of New Mexico......................      42,200         704,213
 Pulaski Financial Corp................................       3,100          36,038
 Pulte Corp............................................      27,200         603,500
 *Puma Technology, Inc.................................      10,400         229,125

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pure Resources, Inc..................................      16,562    $    248,437
 *Pure World, Inc......................................      10,700          33,103
 Pyramid Breweries, Inc................................       5,700          11,044
 *Qad, Inc.............................................      36,400         138,775
 *QC Optics, Inc.......................................       3,200           4,200
 *QEP Co., Inc.........................................       1,300          10,684
 *QRS Corp.............................................      10,000         274,688
 *Quad Systems Corp....................................       4,600           7,116
 *QuadraMed Corp.......................................      30,206          68,435
 Quaker Chemical Corp..................................      11,400         188,813
 *Quaker City Bancorp, Inc.............................       2,187          31,438
 *Quaker Fabric Corp...................................      17,250          94,336
 *Quality Dining, Inc..................................      13,700          44,953
 Quality Systems, Inc..................................       8,000          57,750
 Quanex Corp...........................................      15,700         229,613
 Queens County Bancorp.................................      23,300         459,447
 *Quest Educational Corporation........................      10,300          97,367
 *Questcor Pharmaceuticals, Inc........................      26,800          35,175
 *Quidel Corp..........................................      27,700         173,991
 *Quigley Corp.........................................      12,000          20,625
 *Quiksilver, Inc......................................      29,100         396,488
 *Quintel Entertainment, Inc...........................      16,700          39,402
 *Quipp, Inc...........................................       2,400          44,850
 Quixote Corp..........................................      10,400         148,200
 *Quokka Sports, Inc...................................      48,800         218,075
 *Quorum Health Group, Inc.............................      71,500         691,539
 *R & B, Inc...........................................       9,800          25,725
 *R H Donnelley Corp...................................      38,200         706,700
 *Racing Champions Corp................................      19,100          31,336
 *Radiance Medical Systems, Inc........................      15,600         146,006
 *Radiant Systems, Inc.................................      28,800         450,900
 *Radiologix, Inc......................................      21,200          86,125
 *RadiSys Corp.........................................       3,662         143,848
 *Rag Shops, Inc.......................................       2,415           5,283
 *Railamerica, Inc.....................................      18,700          98,759
 *RailWorks Corp.......................................      13,400         124,788
 *Rainbow Rentals, Inc.................................       7,700          79,888
 *Rainbow Technologies, Inc............................      13,400         423,356
 *Rainforest Cafe, Inc.................................      24,600          73,031
 *Ralcorp Holdings, Inc................................      33,600         428,400
 *Ramsay Youth Services, Inc...........................       6,400           9,000
 *Ramtron International Corp...........................       5,760          50,040
 Range Resources Corp..................................      43,800         123,188
 *Rare Hospitality International, Inc..................      15,881         438,713
 Raven Industries, Inc.................................       5,200          70,850
 *Rawlings Sporting Goods, Inc.........................       8,000          46,750
 *Rayovac Corp.........................................      30,200         536,050
 *Raytech Corp. DE.....................................       2,400           7,350
 *Raytel Med Corp......................................      10,400          26,000
 *RCM Technologies, Inc................................      14,200         114,044
 *RDO Equipment Co. Class A............................       6,300          35,438
 *Reading Entertainment, Inc...........................       8,600          44,613
 *Read-Rite Corp.......................................      54,500         107,297
 *Recoton Corp.........................................      15,200         125,875
 *Redhook Ale Brewery, Inc.............................       7,900          13,702
 Redwood Empire Bancorp................................       4,200          80,063
 *Reebok International, Ltd............................      51,900         720,113
 *Reeds Jewelers, Inc..................................         440           1,265
 Regal Beloit Corp.....................................      23,100         386,925
 *Regeneron Pharmaceuticals, Inc.......................      25,000         507,813
 *Regent Communications, Inc...........................      11,500          63,969
 Regis Corp............................................      44,700         536,400
                                                            SHARES           VALUE+
                                                            ------           ------
 *Rehabcare Group, Inc.................................       9,300    $    399,900
 *Rehabilicare, Inc....................................      11,600          30,088
 *Reliability, Inc.....................................       8,600          34,938
 Reliance Group Holdings, Inc..........................     119,800         277,038
 Reliance Steel and Aluminum Co........................      30,600         640,688
 *Reliv International, Inc.............................       7,750          14,652
 *Relm Wireless Corp...................................       6,600          16,294
 *Remec, Inc...........................................      19,800         671,963
 *RemedyTemp, Inc......................................       7,300         135,734
 *Remington Oil & Gas Corp.............................      23,600         154,138
 *Renaissance Worldwide, Inc...........................      64,900         143,997
 *Rent-A-Center, Inc...................................      30,400         615,600
 *Rentrak Corp.........................................      13,600          48,450
 *Rent-Way, Inc........................................      24,200         645,838
 *Repligen Corp........................................      25,100         113,734
 *Reptron Electronics, Inc.............................       8,000          81,500
 Republic Bancorp, Inc.................................      49,900         489,644
 Republic Bancorp, Inc. Class A........................      13,500          87,117
 *Republic Bankshares, Inc.............................      13,700         134,431
 *Republic First Bancorp, Inc..........................       6,434          28,350
 Republic Group, Inc...................................      15,300         141,525
 Republic Security Financial Corp......................      60,882         250,187
 *Res-Care, Inc........................................      29,850         229,472
 *Research Partners International, Inc.................      11,100          16,997
 *ResMed, Inc..........................................      16,300         391,200
 *ResortQuest International, Inc.......................      21,300         101,175
 Resource America, Inc.................................      24,600         169,894
 Resource Bancshares Mortgage Group, Inc...............      28,408         136,714
 *Respironics, Inc.....................................      39,648         636,846
 *Response Oncology, Inc...............................      12,000          11,625
 *Restoration Hardware, Inc............................      20,200         127,828
 *Revlon, Inc..........................................      21,900         153,300
 *Rex Stores Corp......................................       9,200         194,350
 *Rexall Sundown, Inc..................................       6,300         150,216
 *Rexhall Industries, Inc..............................       1,771           9,962
 *Rexx Environmental Corp..............................       2,500          12,188
 *RF Monolithics, Inc..................................       7,900          71,841
 *Ribozyme Pharmaceuticals.............................      19,700         244,403
 Richardson Electronics, Ltd...........................      13,600         167,025
 Richmond County Financial Corp........................      33,820         633,068
 *Riddell Sports, Inc..................................       9,255          28,922
 Riggs National Corp...................................      36,800         535,900
 *Right Management Consultants, Inc....................       6,300          64,575
 *Right Start, Inc.....................................       6,900          26,306
 *Rightchoice Managed Care, Inc. Class A...............       2,400          33,600
 *Rimage Corp..........................................      10,200         156,506
 *Riverside Group, Inc.................................       1,000           3,750
 Riverview Bancorp, Inc................................       6,400          56,600
 Rivianna Foods, Inc...................................      15,800         263,169
 *Riviera Holdings Corporation.........................       5,000          36,875
 RLI Corp..............................................      12,800         465,600
 *RMH Teleservices, Inc................................      10,800          67,500
 *RMI.Net, Inc.........................................      19,900          58,767
 *Roadhouse Grill, Inc.................................       9,700          54,563
 Roadway Express, Inc..................................      19,700         422,934
 Roanoke Electric Steel Corp...........................      14,200         187,706
 Robbins & Myers, Inc..................................      14,200         307,075
 *Roberds, Inc.........................................       2,900              58
 *Robertson-Ceco Corp..................................      20,900         239,044
 *Robinson Nugent, Inc.................................       6,400          72,000

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Robocom Systems, Inc.................................         800    $      1,663
 *Robotic Vision Systems, Inc..........................      33,200         393,213
 *Rochester Medical Corp...............................       6,900          60,375
 *Rock of Ages Co......................................       5,000          25,000
 Rock-Tenn Co. Class A.................................      25,700         245,756
 *Rocky Mountain Chocolate Factory.....................       1,900           9,500
 *Rocky Shoes & Boots, Inc.............................       4,900          25,266
 *Rofin-Sinar Technologies, Inc........................      14,900         181,128
 *Rogers Corp..........................................      20,000         618,750
 *Rogue Wave Software, Inc.............................      13,600          58,225
 *Rohn Industries, Inc.................................      60,600         192,216
 Rollins Truck Leasing Corp............................      62,300         587,956
 Rollins, Inc..........................................      33,900         402,563
 *Ross Systems, Inc....................................      25,700          35,739
 *Rottlund, Inc........................................       2,300           5,319
 Rouge Industries, Inc. Class A........................      16,000          72,000
 Rowe Furniture Corp...................................      14,500          63,438
 *Royal Appliance Manufacturing Co.....................      19,500         119,438
 Royal Bancshares of Pennsylvania Class A..............       3,791          57,813
 *Royal Energy, Inc....................................       2,300           7,044
 *Royal Gold, Inc......................................      19,300          50,361
 *Royal Precision, Inc.................................         550           1,530
 RPC, Inc..............................................      36,700         389,938
 *RTI International Metals, Inc........................      22,900         297,700
 *RTW, Inc.............................................      12,300          49,584
 *Rubio's Restaurants, Inc.............................       5,000          39,063
 Ruby Tuesday, Inc.....................................      74,400         734,700
 Ruddick Corp..........................................      46,400         643,800
 *Rural Cellular Corp. Class A.........................      10,400         703,950
 *Rural/Metro Corp.....................................      14,000          18,156
 *Rush Enterprises, Inc................................       6,700          46,481
 Russ Berrie & Co., Inc................................      22,600         427,988
 Russell Corp..........................................      13,700         304,825
 *RWD Technologies, Inc................................      14,600          61,594
 *Ryans Family Steak Houses, Inc.......................      39,800         360,688
 Ryerson Tull, Inc.....................................      27,200         268,600
 Ryland Group, Inc.....................................      15,700         348,344
 *S&K Famous Brands, Inc...............................       6,500          44,688
 S&T Bancorp, Inc......................................      29,700         533,672
 *S3, Inc..............................................      36,876         588,864
 *Safeguard Health Enterprises, Inc....................       4,400           4,290
 *Safety 1st, Inc......................................       8,800         121,275
 *Safety Components International, Inc.................       4,100             185
 *Safety-Kleen Corp....................................      15,000           9,375
 *Saga Communications, Inc. Class A....................      16,062         331,279
 *SAGA Systems, Inc....................................      31,500         462,656
 *Salient 3 Communications, Inc. Class A...............       2,600          29,738
 *Salton/Maxim Housewares, Inc.........................      17,700         560,869
 *Sames Corp...........................................       3,800          64,600
 *Samsonite Corp.......................................      20,618          98,580
 *San Filippo (John B.) & Son, Inc.....................       5,000          17,500
 *Sanchez Computer Associates, Inc.....................      27,200         459,000
 Sanderson Farms, Inc..................................      15,100         101,453
 *Sands Regent Casino Hotel............................       2,000           3,219
 *Sandy Spring Bancorp, Inc............................       1,000          21,844
 *Sangstat Medical Corp................................      19,600         524,300
 *Santa Cruz Operation, Inc............................      42,400         176,225
 *Satcon Technology Corp...............................      15,900         255,394
 *Saucony, Inc. Class A................................       3,500          37,516
 *Saucony, Inc. Class B................................       4,600          46,000
                                                            SHARES           VALUE+
                                                            ------           ------
 Sauer, Inc............................................      30,200    $    260,475
 *Savoir Technology Group, Inc.........................      13,500         107,156
 *SBE, Inc.............................................       3,700          69,259
 *SBS Technologies, Inc................................       8,100         263,250
 *Scan-Optics, Inc.....................................       7,400           7,284
 *ScanSoft, Inc........................................      49,918         120,895
 *ScanSource, Inc......................................       5,500         152,281
 *SCB Computer Technology, Inc.........................      25,700          54,613
 *SCC Communications Corp..............................      14,400          79,650
 Schawk, Inc. Class A..................................      25,200         200,025
 *Scheid Vineyards, Inc................................       2,300           8,769
 *Schein (Henry), Inc..................................      42,700         753,922
 *Schein Pharmaceutical, Inc...........................      36,200         739,838
 *Schick Technologies, Inc.............................       9,000          16,875
 *Schieb (Earl), Inc...................................       2,200           7,013
 *Schlotzskys, Inc.....................................       9,600          57,900
 *Schmitt Industries, Inc..............................      10,300          27,681
 Schnitzer Steel Industries, Inc. Class A..............       7,200         107,325
 *Schuff Steel Company.................................       6,000          19,500
 *Schuler Homes, Inc...................................      20,100         124,369
 Schulman (A.), Inc....................................      33,100         394,097
 Schultz Sav-O Stores, Inc.............................       7,700          87,588
 Schweitzer-Maudoit International, Inc.................      17,300         237,875
 *Sciclone Pharmaceuticals, Inc........................      33,400         281,291
 *Scientific Games Holdings Corp.......................      14,800         357,050
 Scientific Technologies, Inc..........................       6,700          37,269
 *Scios-Nova, Inc......................................      46,187         199,181
 *Scott Technologies, Inc..............................      18,600         337,706
 *Scotts Co. Class A...................................       6,600         248,325
 *Scott's Liquid Gold, Inc.............................       7,100           7,766
 *SCP Pool Corp........................................      14,600         493,663
 SCPIE Holdings, Inc...................................      12,800         311,200
 Seaboard Corp.........................................       1,400         257,600
 *Seachange International, Inc.........................      12,800         330,400
 Seacoast Banking Corp. Class A........................       1,500          39,094
 Seacoast Financial Services Corp......................       5,746          50,457
 *Seacor Smit, Inc.....................................      11,300         724,613
 Seaway Food Town, Inc.................................       8,700         132,947
 *Secom General Corp...................................         140           1,124
 Second Bancorp, Inc...................................      10,500         162,094
 *Secure Computing Corp................................      26,800         309,038
 *Security Associates International, Inc...............       5,700          22,800
 *SED International Holdings, Inc......................       9,450          30,417
 *Sedona Worldwide, Inc................................       2,502              13
 *SEEC, Inc............................................       6,100          27,736
 *Segue Software, Inc..................................      23,400         200,363
 *Seibels Bruce Group, Inc.............................       5,400           8,438
 *Seitel, Inc..........................................      24,400         207,400
 Selas Corp. of America................................       4,750          26,125
 *Select Comfort Corp..................................      20,000          75,938
 Selective Insurance Group, Inc........................      29,800         552,231
 SEMCO Energy, Inc.....................................      19,700         263,488
 *Semitool, Inc........................................      28,800         407,700
 *SEMX Corp............................................       6,200          49,019
 *Seneca Foods Corp. Class A...........................         200           2,313
 *Seneca Foods Corp. Class B...........................       1,300          14,950
 *Sensory Science Corp.................................      15,300          40,163
 *Sequa Corp. Class A..................................       6,400         305,200
 *Sequa Corp. Class B..................................       2,600         149,500
 *SeraCare, Inc........................................       9,600          23,400
 *Serologicals Corp....................................      11,550          46,741

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Servotronics, Inc....................................         900    $      3,375
 Sevenson Environmental Services, Inc..................       2,080          23,075
 *SGV Bancorp, Inc.....................................       1,400          34,169
 *Shared Technologies Cellular, Inc....................      10,100          15,781
 *Sharper Image Corp...................................      13,200         148,088
 *Shaw Group, Inc......................................      19,800         863,775
 *Sheffield Medical Technologies, Inc..................      32,750         135,094
 *Sheldahl, Inc........................................      15,200          71,488
 *Shells Seafood Restaurants, Inc......................       4,400           9,350
 *Shiloh Industries, Inc...............................       8,800          90,200
 *Shoe Carnival, Inc...................................      14,600         106,306
 *Shoe Pavilion, Inc...................................       6,200           9,688
 *Sholodge, Inc........................................       5,800          23,563
 *Shoney's, Inc........................................      45,000          28,125
 *Shop At Home, Inc....................................      34,900         147,234
 *Shopko Stores, Inc...................................      39,500         725,813
 Shoreline Financial Corp..............................       3,407          45,995
 *Shuffle Master, Inc..................................       9,200         135,413
 *SICOR, Inc...........................................      61,400         523,819
 *Siebert Financial Corp...............................      29,700         220,894
 *Sierra Health Services, Inc..........................      31,936         133,732
 *SierraCities.com, Inc................................      23,000          92,359
 Sifco Industries, Inc.................................       5,400          33,075
 *Sight Resource Corp..................................       7,100           6,323
 *Sigma Designs, Inc...................................      19,100          67,447
 *Sigmatron International, Inc.........................       1,700           7,278
 *Signal Apparel Co., Inc. Class A.....................       6,200           1,163
 *Signal Technology Corp...............................       7,700         114,056
 *Signature Eyewear, Inc...............................       3,600           5,850
 *Silgan Holdings, Inc.................................      15,000         141,563
 *Silicon Valley Bancshares............................      13,600         446,675
 *Silicon Valley Group, Inc............................       9,600         255,300
 *Silverleaf Resorts, Inc..............................      14,900          53,081
 *Simione Central Holdings, Inc........................       2,035           5,554
 Simmons First National Corp. Class A..................       4,550          86,877
 *Simon Transportation Services, Inc...................       6,100          34,884
 Simpson Industries, Inc...............................      19,850         174,928
 *Simpson Manufacturing Co., Inc.......................      13,100         623,888
 *Simula, Inc..........................................      14,400          27,900
 *Sipex Corp...........................................      24,000         525,750
 *Sitel Corp...........................................      77,600         451,050
 *Sizzler International, Inc...........................      33,200          97,525
 SJNB Financial Corp...................................       1,500          39,938
 SJW Corp..............................................       3,600         406,800
 *Skyepharma P.L.C. ADR................................         915          12,526
 Skyline Corp..........................................       8,700         179,438
 *SkyMall, Inc.........................................      16,800          40,950
 Skywest, Inc..........................................      21,800         831,806
 SL Industries, Inc....................................       9,200          78,775
 SLI, Inc..............................................      44,900         583,700
 *Smart & Final Food, Inc..............................      32,900         269,369
 *SMC Corp.............................................       5,600          22,225
 Smith (A.O.) Corp.....................................      18,050         379,050
 Smith (A.O.) Corp. Convertible Class A................       3,750          79,219
 *Smith Micro Software, Inc............................      18,600         125,550
 *Smithway Motor Express Corp. Class A.................       4,700          12,044
 Smucker (J.M.) Co. Class A............................      15,900         281,231
 Smucker (J.M.) Co. Class B............................      16,200         272,363
 *Socrates Technolgies Corp............................      18,400          20,700
                                                            SHARES           VALUE+
                                                            ------           ------
 *Softech, Inc.........................................       8,100    $      8,859
 *Softnet Systems, Inc.................................      34,700         369,772
 *Software Spectrum, Inc...............................       3,900          56,428
 *Sola International, Inc..............................      27,100         135,500
 Somerset Group, Inc...................................         312           6,669
 *Somnus Medical Technologies, Inc.....................      13,900          40,831
 *Sonic Automotive, Inc................................      28,600         278,850
 *Sonic Corp...........................................      21,950         607,055
 *Sonic Foundry, Inc...................................       8,600         121,744
 *Sonic Solutions......................................      14,600          60,453
 *Sonosight, Inc.......................................       3,633          72,546
 *Sonus Pharmaceuticals, Inc...........................      11,800          34,294
 *SOS Staffing Services, Inc...........................      13,100          39,709
 *Sound Advice, Inc....................................       4,800          47,550
 *Source Media, Inc....................................      16,400          89,944
 South Financial Group, Inc............................      27,210         341,826
 South Jersey Industries, Inc..........................      14,600         380,513
 *Southern Banc Company, Inc...........................         200           1,650
 *Southern Energy Homes, Inc...........................      11,925          13,416
 *Southern Pacific Funding Corp........................      19,600             490
 *Southern Union Co....................................      31,358         540,926
 *Southwall Technologies, Inc..........................       9,800          81,769
 Southwest Bancorp, Inc................................       4,000          66,250
 *Southwest Bancorporation of Texas, Inc...............      30,800         611,188
 Southwest Gas Corp....................................      17,000         326,188
 Southwest Securities Group, Inc.......................      15,300         443,700
 Southwest Water Co....................................       8,400         110,775
 Southwestern Energy Co................................      29,900         276,575
 *Spacehab, Inc........................................      14,100          62,569
 *Spacelabs Medical, Inc...............................      12,300         139,528
 Span-American Medical System, Inc.....................       2,400           8,738
 *SPAR Group, Inc......................................       1,500           3,844
 Spartan Motors, Inc...................................      14,000          62,125
 Spartech Corp.........................................      17,700         524,363
 *Sparton Corp.........................................       7,200          29,700
 *Spatial Technology, Inc..............................      10,750          37,625
 *Special Metals Corp..................................      16,100          37,734
 *Specialty Equipment Co., Inc.........................      25,000         528,125
 *SpectraLink Corp.....................................      22,500         338,203
 *Spectranetics Corp...................................      27,602         128,522
 *Spectra-Physics Laser, Inc...........................       7,300         287,438
 *Spectrian Corp.......................................      11,400         172,425
 *Spectrum Control, Inc................................      13,200         131,175
 *SpectRx, Inc.........................................       8,900          96,231
 *SpeedFam-IPEC, Inc...................................      32,600         428,894
 *Speizman Industries, Inc.............................       2,300           8,338
 *Spire Corp...........................................       3,200          15,000
 *Splash Technology Holdings, Inc......................      15,500         122,547
 *Sport Chalet, Inc....................................       2,700          13,163
 *Sport Supply Group, Inc..............................       9,400          44,650
 *Sport-Haley, Inc.....................................       3,500          15,039
 *Sports Authority, Inc................................      41,400          87,975
 *Sports Club Co., Inc.................................      20,100          67,838
 *SportsLine USA, Inc..................................       1,600          18,400
 *Sportsman's Guide, Inc...............................       5,100          14,981
 Springs Industries, Inc. Class A......................      10,600         503,500
 *SPS Technologies, Inc................................      13,800         484,725
 *SPSS, Inc............................................      12,600         315,000
 *Spyglass, Inc........................................      10,700         332,034
 *SRS Labs, Inc........................................      11,700         108,956
 *SS&C Technologies, Inc...............................      15,600          71,419

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SSE Telecom, Inc.....................................       7,700    $     21,175
 St. Francis Capital Corp..............................      13,200         181,913
 St. Joseph Light & Power Co...........................      49,600       1,044,700
 St. Mary Land & Exploration Co........................      17,800         641,356
 *Staar Surgical Co....................................      15,300         208,941
 *Staff Leasing, Inc...................................      27,400          98,041
 *Staffmark, Inc.......................................      32,300         159,481
 *Stage II Apparel Corp................................       1,700           1,700
 *Stage Stores, Inc....................................      21,400           3,344
 *Standard Automotive Corp.............................       3,000          17,250
 Standard Commercial Corp..............................      14,229          44,466
 *Standard Management Corp.............................       7,600          25,888
 *Standard Microsystems Corp...........................      17,100         222,834
 Standard Motor Products, Inc. Class A.................      11,900         115,281
 Standard Pacific Corp. DE.............................      37,000         420,875
 Standard Register Co..................................      26,100         353,981
 Standex International Corp............................      14,100         237,056
 *Stanley Furniture, Inc...............................       7,600         171,713
 *Star Buffet, Inc.....................................       2,800           7,438
 *Star Multi Care Services, Inc........................       1,362           2,639
 *STAR Telecommunications, Inc.........................      66,800         139,863
 *Starcraft Corp.......................................       2,500          19,219
 *Starmet Corp.........................................      13,000          36,969
 Starrett (L.S.) Co. Class A...........................       6,700         136,094
 *Startec Global Communications Corp...................       9,700         111,853
 *StarTek, Inc.........................................      13,900         880,913
 *Starter Corp.........................................      24,300             134
 State Auto Financial Corp.............................      45,200         505,675
 State Financial Services Corp. Class A................      11,100         112,734
 Staten Island Bancorp, Inc............................       8,300         140,581
 *Station Casinos, Inc.................................      26,300         713,388
 *Steel Dynamics, Inc..................................      46,100         430,747
 Steel Technologies, Inc...............................      14,500         108,297
 *Stein Mart, Inc......................................      53,000         412,406
 *Steinway Musical Instruments, Inc....................      11,200         194,600
 *Stemcells, Inc.......................................      22,000          56,031
 Stepan Co.............................................       8,400         183,750
 Stephan Co............................................       2,700           9,788
 *Stericycle, Inc......................................      14,700         299,053
 *Sterile Recoveries, Inc..............................       6,100          40,794
 *STERIS Corp..........................................      54,600         499,931
 Sterling Bancorp......................................      10,800         171,450
 Sterling Bancshares...................................      28,637         319,482
 *Sterling Financial Corp. WA..........................      10,500         108,609
 Stewart & Stevenson Services, Inc.....................      30,700         427,881
 Stewart Enterprises, Inc..............................     128,400         517,613
 Stewart Information Services Corp.....................      13,600         171,700
 Stifel Financial Corp.................................       9,400          89,300
 *STM Wireless, Inc. Class A...........................       9,200          40,825
 *Stockwalk.com Group, Inc.............................         900           7,988
 Stone & Webster, Inc..................................      14,200          13,756
 *Stone Energy Corp....................................       9,200         566,375
 *Stoneridge, Inc......................................      24,600         276,750
 *Storage Computer Corp................................      15,500         108,500
 *Stratasys, Inc.......................................       4,400          27,156
 *Strategic Diagnostics, Inc...........................      18,000         107,438
 *Strategic Distribution, Inc..........................      40,292          85,621
 *Stratesec, Inc.......................................       8,400          21,000
 *Strattec Security Corp...............................       6,500         225,469
 *Stratus Properties, Inc..............................      16,100          74,463
                                                            SHARES           VALUE+
                                                            ------           ------
 *Strawbridge and Clothier Liquidating Trust...........       4,200    $        629
 Strayer Ed, Inc.......................................      17,000         422,344
 Stride Rite Corp......................................      56,800         372,750
 *Strouds, Inc.........................................       7,200          14,963
 *Structural Dynamics Research Corp....................      41,100         466,228
 Sturm Ruger & Co., Inc................................      32,000         320,000
 *Styleclick.com, Inc..................................      10,000         104,063
 *Suburban Lodges of America, Inc......................      17,800         100,125
 *Success Bancshares, Inc..............................       2,200          22,550
 *Successories, Inc....................................       8,400          16,013
 Suffolk Bancorp.......................................       4,300         115,563
 *Summa Industries, Inc................................       4,300          46,897
 Summit Bancshares, Inc................................       2,000          34,375
 Summit Bank Corp......................................         700          11,463
 *Summit Technology, Inc...............................      57,500       1,065,547
 *Sun Bancorp, Inc.....................................       9,200          64,113
 Sun Hydraulics, Inc...................................       4,400          39,050
 *Sunair Electronics, Inc..............................       3,000           7,875
 *Sunbeam Corp.........................................     145,994         456,231
 *Sunburst Hospitality Corp............................      20,600          91,413
 *Sundance Homes, Inc..................................       3,000             990
 *Sunglass Hut International, Inc......................      49,300         296,570
 *Sunquest Information Systems, Inc....................      15,700         117,750
 *Sunrise Assisted Living, Inc.........................      26,465         482,159
 *Sunrise Medical, Inc.................................      27,200         120,700
 *Sunrise Resources, Inc...............................       5,500          27,070
 *Sunrise Technologies International, Inc..............      53,100         462,966
 *SunSource, Inc.......................................       6,700          30,150
 *Sunterra Corp........................................      36,000          12,375
 *Superconductor Technologies, Inc.....................      10,200         143,438
 *Supergen, Inc........................................      16,600         390,619
 *Superior Consultant Holdings Corp....................      10,800          84,544
 *Superior Energy Services, Inc........................      65,900         667,238
 Superior Industries International, Inc................      27,700         773,869
 *Superior National Insurance Group, Inc...............      17,400           1,566
 Superior Surgical Manufacturing Co., Inc..............      10,000          86,250
 Superior Telecom, Inc.................................      24,208         263,262
 *Supertex, Inc........................................      26,500         752,766
 *Suprema Specialties, Inc.............................       5,700          50,588
 *Supreme Industries, Inc..............................      11,655          59,003
 *SurModics, Inc.......................................       7,800         184,763
 Susquehanna Bancshares, Inc...........................      43,200         589,950
 *SVI Holdings, Inc....................................      35,700         274,444
 *Swift Energy Corp....................................      23,880         613,418
 *Swisher International, Inc...........................         700             700
 *Swiss Army Brands, Inc...............................      10,200          53,869
 *Sybase, Inc..........................................      30,800         586,163
 *Sybron Chemicals, Inc................................       3,200          63,200
 *Sykes Enterprises, Inc...............................       7,200         139,725
 *Sylvan Learning Systems, Inc.........................      13,700         154,981
 *Sylvan, Inc..........................................       7,300          71,631
 *Symix Systems, Inc...................................       9,600          96,300
 *Symmetricom, Inc.....................................      18,000         270,000
 *Symons International Group, Inc......................       8,300           5,836
 *Symphonix Devices, Inc...............................      14,900          54,013
 *Syms Corp............................................      18,500          63,594
 Synalloy Corp. DE.....................................       8,100          60,750
 *Synaptic Pharmaceutical Corp.........................      13,900          66,025

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Synbiotics Corp......................................      12,100    $     27,225
 *Sync Research, Inc...................................       3,080          10,203
 *Syncor International Corp............................      15,300         756,394
 *Syntel, Inc..........................................      46,500         565,266
 *Syntellect, Inc......................................      14,500          70,688
 *Synthetech, Inc......................................      14,800          48,100
 *Syntroleum Corp......................................      35,400         633,881
 *Sypris Solutions, Inc................................       2,250          21,656
 *System Software Associates, Inc......................      10,700             514
 *Systemax, Inc........................................      42,700         290,894
 *Systems & Computer Technology Corp...................      35,400         653,794
 *T&W Financial Corp...................................       6,700               0
 Tab Products Co.......................................       5,200          25,025
 *Taco Cabana, Inc.....................................      14,400          92,250
 *Tag-It Pacific, Inc..................................       6,700          32,244
 *Taitron Components, Inc..............................       5,500          16,500
 *Take Two Interactive Software........................      28,100         253,778
 *TALX Corp............................................       6,000          90,188
 *Tandy Brand Accessories, Inc.........................       7,500          49,453
 *Tandy Crafts, Inc....................................      13,200          39,600
 *Targeted Genetics Corp...............................      37,700         266,256
 *Tarrant Apparel Group................................      19,600         159,250
 Tasty Baking Co.......................................      10,100         120,569
 TB Woods Corp.........................................       4,700          42,888
 *TBA Entertainment Corp...............................      10,500          41,016
 *TBC Corp.............................................      25,650         123,841
 TCBY Enterprises, Inc.................................      24,800         124,000
 *TCC Industries, Inc..................................       1,100              94
 *TCI International, Inc...............................       4,400          29,150
 *TCSI Corp............................................      25,300          45,856
 *TEAM America Corp....................................       2,800          10,544
 *Team, Inc............................................       7,600          18,525
 Tech/Ops Sevcon, Inc..................................       4,000          38,750
 *Techdyne, Inc........................................       7,100          17,750
 Teche Holding Co......................................         700           9,275
 *Technical Chemicals & Products, Inc..................      12,000           9,563
 *Technical Communications Corp........................         400           1,925
 *Technisource, Inc....................................      10,400          42,575
 Technitrol, Inc.......................................       9,600         662,400
 Technology Research Corp..............................       7,000          13,781
 *Technology Solutions Corp............................      57,100         273,902
 *Tech-Sym Corp........................................       7,500         164,063
 *Tegal Corp...........................................      15,600          67,031
 Tejon Ranch Co........................................      13,900         316,225
 *Telcom Semiconductor, Inc............................      22,500         559,688
 *Telescan, Inc........................................      18,200         130,244
 *Telescape International, Inc.........................       8,000          62,500
 *TeleSpectrum Worldwide, Inc..........................      38,600         168,875
 *Teletouch Communications, Inc........................       4,200           8,925
 *Telular Corp.........................................      12,900         110,053
 *Telxon Corp..........................................      18,100         281,681
 *Temtex Industries, Inc...............................       2,000           2,250
 Tennant Co............................................       9,000         321,750
 Tenneco Automotive, Inc...............................      10,000          73,125
 *Terex Corp...........................................      30,300         482,906
 Terra Industries, Inc.................................      98,600         209,525
 *Terremark Worldwide, Inc.............................      36,500          73,000
 *Tesoro Petroleum Corp................................      42,200         432,550
 *TESSCO Technologies, Inc.............................       5,800          98,238
 *Tesseract Group, Inc.................................       7,600           2,375
 *Tetra Tech, Inc......................................      30,281         669,021
                                                            SHARES           VALUE+
                                                            ------           ------
 *Tetra Technologies, Inc..............................      13,200    $    170,775
 *Texas Biotechnology Corp.............................      43,300         419,469
 Texas Industries, Inc.................................      23,000         659,813
 Texas Regional Banchshares, Inc. Class A..............      16,000         432,000
 TF Financial Corp.....................................       2,600          36,725
 *TFC Enterprises, Inc.................................      11,400          23,869
 *Thackeray Corp.......................................       3,600          11,025
 *Theglobe.com, Inc....................................      31,900          49,345
 *Theragenics Corp.....................................      32,500         290,469
 *Thermatrix, Inc......................................       5,400           2,531
 *Thermedics, Inc......................................      46,100         388,969
 *Thermo Cardiosystems, Inc............................      46,200         453,338
 *Thermo Ecotek Corp...................................      21,100         164,844
 *Thermo Fibergen, Inc.................................       6,800          81,600
 *Thermo Fibertek, Inc.................................      70,400         431,200
 *Thermo Terratech, Inc................................      15,500         116,250
 *Thermolase Corp......................................      33,200          76,775
 Thermoretec Corp......................................      17,600         123,200
 *Thermotrex Corp......................................      14,900         148,069
 *Thermwood Corp.......................................         200           1,275
 Thistle Group Holdings Co.............................       7,100          47,703
 *Thomas Group, Inc....................................       6,100          59,475
 Thomas Industries, Inc................................      17,450         349,000
 *Thomaston Mills, Inc.................................       1,900           1,841
 Thor Industries, Inc..................................      15,700         366,988
 *Thoratec Laboratories Corp...........................      24,100         295,225
 *Thorn Apple Valley, Inc..............................       4,600             426
 *T-HQ, Inc............................................      24,000         231,750
 *Three Rivers Bancorp, Inc............................       7,300          58,628
 *Three-Five Systems, Inc..............................       9,199         577,237
 *Tier Technologies, Inc. Class B......................      10,700          53,834
 *TII Industries, Inc..................................       8,860          17,582
 Timberland Bancorp, Inc...............................       6,600          61,256
 Timberline Software Corp..............................      23,200         179,075
 *Tipperary Corp.......................................      15,700          45,138
 Titan International, Inc..............................      20,100         119,344
 *Titan Pharmaceuticals, Inc...........................      18,700         474,513
 Titanium Metals Corp..................................      35,600         155,750
 *TMBR/Sharp Drilling, Inc.............................       6,200          72,850
 *T-Netix, Inc.........................................      16,500          81,469
 *Today's Man, Inc.....................................       4,300           2,217
 *Todd Shipyards Corp..................................      12,600          89,775
 *Todd-AO Corp. Class A................................      10,700         216,006
 *Toddhunter International, Inc........................       4,600          37,663
 *Tofutti Brands, Inc..................................       6,900          15,956
 *Tokheim Corp.........................................      14,000          19,250
 *Toll Brothers, Inc...................................      38,700         749,813
 *Tollgrade Communications, Inc........................      10,600         701,588
 Tompkins County Trustco, Inc..........................         330           7,796
 *Topps, Inc...........................................      51,000         537,094
 *Toreador Royalty Corp................................       4,900          26,644
 Toro Co...............................................      14,000         441,000
 *Total Entertainment Restaurant Corp..................      12,300          29,213
 *Total Renal Care Holdings, Inc.......................      81,200         319,725
 *Total-Telephone USA Communications, Inc..............       3,000          19,688
 *Tower Air, Inc.......................................      13,300           1,929
 *Tower Automotive, Inc................................      31,200         432,900
 *Towne Services, Inc..................................       5,200           3,981
 *Toymax International, Inc............................      11,100          27,750
 *Track Data Corp......................................      65,500          76,758

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Track 'n Trail, Inc..................................       4,900    $      3,292
 *Tractor Supply Co....................................      11,400         173,138
 *Trailer Bridge, Inc..................................       5,000           5,078
 *Trammell Crow Co.....................................      45,300         569,081
 *Trans World Airlines, Inc............................      65,900         160,631
 *Trans World Entertainment Corp.......................      58,300         582,089
 *Transact Technologies, Inc...........................       7,200          72,900
 *Transaction Systems Architects, Inc..................       3,400          41,331
 *Transcoastal Marine Services, Inc....................      12,400           6,006
 *Transcrypt International, Inc........................       7,800          16,819
 *Transfinancial Holdings, Inc.........................       3,300           5,775
 *Transkaryotic Therapies, Inc.........................       3,400          85,106
 *Transmation, Inc.....................................       6,700          16,227
 *Transmedia Network, Inc..............................      14,900          45,631
 *Transmontaigne Oil Co................................      39,700         267,975
 *Transport Industries, Inc............................       1,000           5,250
 *Transportation Components, Inc.......................      21,000          40,688
 Transpro, Inc.........................................       6,700          30,150
 Transtechnology Corp..................................       4,900          42,263
 *TransTexas Gas Corp..................................      48,400               0
 *TransTexas Gas Corp. Class A.........................         236           1,239
 *Transworld Healthcare, Inc...........................      19,300          29,553
 *Travelocity.com, Inc.................................      16,700         296,425
 *Travis Boats & Motors, Inc...........................       2,700          14,006
 *TRC Companies, Inc...................................       8,800          92,400
 *TREEV, Inc...........................................       9,000          58,922
 *Trega Biosciences, Inc...............................      25,400          69,056
 Tremont Corp. DE......................................       5,100          84,788
 *Trend-Lines, Inc. Class A............................       3,300           4,177
 *Trendwest Resorts, Inc...............................      22,000         506,688
 Trenwick Group, Inc...................................      20,075         301,125
 *Trex Medical Corp....................................      32,200          60,375
 *Triad Guaranty, Inc..................................      14,600         270,556
 *Triad Hospitals, Inc.................................       1,000          21,438
 *Triangle Pharmaceuticals, Inc........................      44,800         285,600
 *Triarc Companies, Inc. Class A.......................      22,200         460,650
 Trico Bancshares......................................       4,950          78,581
 *Trico Marine Services, Inc...........................      28,900         280,872
 *Trident Microsystems, Inc............................      14,700         123,572
 *Tridex Corp..........................................       5,100           3,905
 *Trimark Holdings, Inc................................       1,700          13,627
 *Trimble Navigation, Ltd..............................      20,700         917,269
 *Trimedyne, Inc.......................................       5,400          10,631
 *Trimeris, Inc........................................      20,300         892,566
 *TriPath Imaging, Inc.................................      33,752         166,123
 *Triple S Plastics, Inc...............................       3,800          61,513
 *Tripos, Inc..........................................       4,400          70,400
 *Tristar Corp.........................................       1,000           5,375
 *Triumph Group........................................      10,800         302,400
 *TRM Copy Centers Corp................................       6,700          33,919
 *Tropical Sportswear International Corp...............       8,300         190,381
 *Troy Group, Inc......................................       1,000           9,313
 *Trump Hotels & Casino Resorts, Inc...................      28,900          79,475
 Trust Co. of New Jersey...............................      21,600         394,875
 Trustco Bank Corp. NY.................................      58,800         718,463
 *TSR, Inc.............................................       6,100          34,598
 Tucker Anthony Sutro Corp.............................      23,800         407,575
 *Tuesday Morning Corp.................................      33,900         353,831
 *Tufco Technologies, Inc..............................       4,500          45,281
 *TurboChef Technologies, Inc..........................      20,400          85,425
 Tuscarora, Inc........................................      12,100         153,519
                                                            SHARES           VALUE+
                                                            ------           ------
 Twin Disc, Inc........................................       3,600    $     55,800
 *Twinlab Corp.........................................      35,400         253,331
 *Tyler Technologies, Inc..............................      48,200         192,800
 U.S. Bancorp, Inc.....................................      17,200          79,013
 *U.S. Diagnostic, Inc.................................      18,000          14,063
 *U.S. Franchise Systems, Inc..........................      18,700         101,097
 *U.S. Home & Garden, Inc..............................      23,700          59,991
 *U.S. Office Products, Co.............................      39,600          40,219
 *U.S. Plastic Lumber Corp.............................      31,700         143,641
 *U.S. Vision, Inc.....................................       7,700          13,234
 *Ubics, Inc...........................................       8,400          21,263
 *Ucar International, Inc..............................      27,000         330,750
 UCBH Holdings, Inc....................................      10,300         258,788
 *UFP Technologies, Inc................................       3,800           9,975
 UGI Corp..............................................      30,000         663,750
 *Ugly Duckling Corp...................................      16,700         120,553
 *UICI.................................................      51,000         248,625
 *Ultimate Electronics, Inc............................      12,400         308,450
 *Ultimate Software Group, Inc.........................      17,500         139,453
 *Ultradata Systems, Inc...............................       2,000           5,813
 *Ultrak, Inc..........................................      15,100         100,981
 *Ultralife Batteries, Inc.............................      14,100         106,191
 *Ultratech Stepper, Inc...............................      23,600         331,875
 Umpqua Holdings Corp..................................       7,100          58,797
 *Unapix Entertainment, Inc............................       6,100           6,863
 *Unicapital Corp......................................      58,700          40,356
 Unico American Corp...................................       7,200          44,213
 *UniComp, Inc.........................................       9,600          25,800
 *Unidigital, Inc......................................       6,100          13,725
 *Unifab International, Inc............................       6,800          49,725
 *Unifi, Inc...........................................      58,500         745,875
 Unifirst Corp.........................................       9,650          79,009
 *Unify Corp...........................................      21,000         280,219
 *Unimark Group, Inc...................................      10,100           7,575
 *Uni-Marts, Inc.......................................       6,500          13,000
 *Union Acceptance Corp. Class A.......................       5,200          25,838
 Union Community Bancorp...............................       2,300          24,941
 *Unique Mobility, Inc.................................      21,500         150,500
 *Uniroyal Technology Corp.............................      27,200         433,500
 Unisource Energy Corp.................................      36,780         565,493
 *Unit Corp............................................      40,600         535,413
 *United American Healthcare Corp.,....................       5,300           3,313
 *United Auto Group, Inc...............................      21,400         191,263
 United Community Financial Corp.......................      34,400         203,175
 United Financial Corp. MN.............................         400           5,575
 United Fire Casualty Co...............................       5,400          93,656
 United Guardian, Inc..................................       1,900           8,313
 United Illuminating Co................................      14,600         691,675
 United Industrial Corp................................      16,000         141,000
 United National Bancorp...............................      17,600         323,400
 *United Natural Foods, Inc............................      23,700         359,203
 *United Retail Group, Inc.............................      14,600         116,344
 *United Road Services, Inc............................         720           2,880
 *United Security Bancorporation.......................       1,600          15,050
 *United States Energy Corp............................      11,500          33,063
 United Wisconsin Services, Inc........................      18,500         106,375
 *Unitel Video, Inc....................................         700              14
 Unitil Corp...........................................       6,100         158,600
 Unity Bancorp, Inc....................................       2,600          10,969
 *Universal American Financial Corp....................       8,400          31,500
 Universal Corporation.................................      31,500         730,406
 *Universal Electronics, Inc...........................      15,000         329,531

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Universal Forest Products, Inc........................      22,100    $    290,753
 *Universal Stainless & Alloy Products, Inc............       6,500          44,688
 *Uno Restaurant Corp..................................      14,800         179,450
 *Unova, Inc...........................................      25,300         349,456
 *Urban Outfitters, Inc................................      19,400         175,813
 *Urocor, Inc..........................................      12,200          45,750
 *Urologix, Inc........................................      14,900          62,859
 *Uromed Corp. New.....................................       4,720          13,496
 *URS Corp.............................................      17,700         232,313
 *Ursus Telecom Corp...................................       7,300          62,734
 *US Can Corp..........................................      14,800         244,200
 *US LEC Corp..........................................      11,300         216,113
 *US Liquids, Inc......................................      17,800          86,775
 *US Oncology, Inc.....................................      89,638         428,582
 *US Xpress Enterprises, Inc. Class A..................      20,523         144,302
 *USA Detergents, Inc..................................      18,100          46,381
 *USA Floral Products, Inc.............................      16,400          13,581
 *USA Truck, Inc.......................................      10,200          66,938
 *USABancShares.com, Inc...............................       5,300          17,308
 *USANA, Inc...........................................      10,200          45,581
 USB Holding Co., Inc..................................      14,805         185,063
 *USData Corp..........................................      17,100          82,828
 *Usec, Inc............................................       5,500          25,438
 *Utah Medical, Inc....................................       6,300          44,100
 *UTI Energy Corp......................................      21,400         914,850
 *Utilx Corp...........................................       9,600          36,000
 *V.I. Technologies, Inc...............................      14,600         105,850
 *Vail Resorts, Inc....................................      16,500         264,000
 *Valence Technology, Inc..............................      36,800         537,050
 *Valentis, Inc........................................      32,066         242,499
 *Valley National Gases, Inc...........................       4,200          21,000
 Valley Resources, Inc.................................       4,000          95,000
 Valmont Industries, Inc...............................      25,800         507,938
 *Value City Department Stores, Inc....................      36,100         358,744
 Value Line, Inc.......................................      10,900         365,150
 *Vans, Inc............................................      17,800         278,125
 *Varco International, Inc.............................      50,956       1,108,293
 *Vari L Co., Inc......................................       7,500          72,539
 *Varian Medical Systems, Inc..........................       2,850         117,741
 *Variflex, Inc........................................       5,100          29,484
 *Vari-Lite International, Inc.........................       4,800           5,250
 *VDI Media............................................       8,800          59,125
 Vector Group, Ltd.....................................      26,345         296,381
 Vectren Corp..........................................      27,066         507,488
 *Veeco Instruments, Inc...............................       4,100         184,628
 *Ventana Medical Systems, Inc.........................      15,500         582,703
 *Venture Catalyst, Inc................................       5,000          19,219
 Venturian Corp........................................         330           1,526
 *Veramark Technologies, Inc...........................      10,400          38,675
 *Verdant Brands, Inc..................................       4,517           6,281
 *Verilink Corp........................................      17,000         117,938
 *Veritas DGC, Inc.....................................      24,300         671,288
 *Vermont Pure Holdings, Ltd...........................      12,300          42,281
 *Versant Object Technology Corp.......................       6,500          27,625
 *Versar, Inc..........................................       3,000           6,375
 *Vertel Corp..........................................      32,300         377,506
 *Vertex Pharmaceuticals, Inc..........................       5,200         383,988
 Vesta Insurance Group, Inc............................      22,400         133,000
 *Vestcom International, Inc...........................       9,600          37,800
 *Veterinary Centers of America, Inc...................      23,900         324,891
 *Viasat, Inc..........................................      13,500         522,281
                                                            SHARES           VALUE+
                                                            ------           ------
 *Viasoft, Inc.........................................      19,800    $    164,278
 *VIB Corp.............................................         103             628
 *Vical, Inc...........................................      25,700         482,678
 *Vicon Industries, Inc................................       4,900          15,619
 *Vicorp Restaurants, Inc..............................       8,700         163,941
 *Vidamed, Inc.........................................      10,800          19,238
 *Video Display Corp...................................       3,000          21,281
 *Video Services Corp..................................       2,000           6,250
 *Videonics, Inc.......................................       3,600           3,206
 *Viisage Technology, Inc..............................       9,100          26,873
 Vintage Petroleum, Inc................................      27,700         657,875
 *Vion Pharmaceuticals, Inc............................       5,000          34,375
 *Virbac Corp..........................................      25,200          64,575
 Virco Manufacturing Corp..............................      13,028         136,794
 Virginia Gas Co.......................................       5,500          14,609
 *ViroPharma, Inc......................................      13,400         150,331
 *Virtualfund.Com, Inc.................................      20,800          41,275
 *Vision Sciences, Inc.................................       5,100           6,694
 *Vision Twenty-One, Inc...............................      14,500           7,023
 *VisionAmerica, Inc...................................      10,100           6,628
 *Vista Eyecare, Inc...................................      18,400           5,750
 *VISTA Information Solutions, Inc.....................      25,100          54,906
 *Vista Medical Technologies, Inc......................      30,000          21,563
 *Visual Data Corp.....................................       8,500          29,883
 Vital Signs, Inc......................................      14,500         301,781
 *Vitalcom, Inc........................................       6,000           9,375
 *Vitech America, Inc..................................      21,200         126,538
 *Vivus, Inc...........................................      37,700         217,953
 *Vlasic Foods International, Inc......................      50,100         109,594
 *Vodavi Technology, Inc...............................       4,300          10,347
 *Volt Information Sciences, Inc.......................      17,400         502,425
 *V-ONE Corp...........................................      19,400          64,869
 *Voxware, Inc.........................................      16,100          74,463
 VRB Bancorp...........................................       7,600          38,950
 *VTEL Corp............................................      27,000          97,031
 Vulcan International Corp.............................         700          23,144
 *Vysis, Inc...........................................      13,000         101,969
 Wabash National Corp..................................      25,300         324,156
 Wabtec Corp...........................................       9,900         111,375
 *Wackenhut Corp. Class A..............................       5,000          66,563
 *Wackenhut Corp. Class B Non-Voting...................      10,550          87,038
 *Wackenhut Corrections Corp...........................      24,600         159,900
 *Walker Interactive Systems, Inc......................      16,000          50,750
 *Wall Street Deli, Inc................................       1,500           1,641
 Wallace Computer Services, Inc........................      49,800         498,000
 Walter Industries, Inc................................      56,900         615,231
 Warnaco Group, Inc....................................      61,800         417,150
 *Warrantech Corp......................................      12,100          10,588
 Warren Bancorp, Inc...................................       9,500          71,547
 Warwick Community Bancorp, Inc........................       5,300          58,300
 Washington Banking Co.................................       3,700          30,525
 *Washington Homes, Inc................................       7,900          42,463
 Washington Savings Bank FSB...........................       1,600           5,100
 Washington Trust Bancorp, Inc.........................      10,700         159,831
 *Waste Connections, Inc...............................      27,800         538,625
 *Waste Industries, Inc................................      16,600         141,878
 *Waterlink, Inc.......................................      22,700          62,425
 Waters Instruments, Inc...............................         200             831
 Watsco, Inc. Class A..................................      42,800         633,975
 Watsco, Inc. Class B..................................       1,350          19,913
 Watts Industries, Inc. Class A........................      19,100         217,263
 Wausau-Mosinee Paper Corp.............................      58,400         540,200

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Wavo Corp............................................      31,600    $     36,044
 WD-40 Co..............................................      16,000         311,500
 *Webb (Del) Corp......................................      20,100         306,525
 *Webco Industries, Inc................................       6,000          23,625
 *Webhire, Inc.........................................      18,900          50,794
 *WebLink Wireless, Inc................................      36,900         234,084
 Weider Nutrition International, Inc...................      10,200          33,150
 *Weirton Steel Corp...................................      49,900         227,669
 Wellco Enterprises, Inc...............................       1,000           8,000
 Wellman, Inc..........................................      38,500         757,969
 *Wells-Gardner Electronics Corp.......................       6,200          21,313
 Werner Enterprises, Inc...............................      51,700         647,866
 Wesbanco, Inc.........................................      23,950         561,328
 *Wesley Jessen Vision Care, Inc.......................      21,000         775,688
 West Coast Bancorp....................................      15,354         166,975
 *West Marine, Inc.....................................      22,300         180,491
 West Pharmaceutical Services, Inc.....................      18,900         444,150
 *Westaff, Inc.........................................      17,400          75,038
 Westbank Corp.........................................       4,300          37,088
 *Westcoast Hospitality Corp...........................      15,000         116,250
 Westcorp, Inc.........................................      29,200         317,550
 *Westell Technologies, Inc............................      30,460         503,542
 Westerfed Financial Corp..............................       5,300          75,856
 *Western Digital Corp.................................     115,600         541,875
 Western Gas Resources, Inc............................      35,400         803,138
 Western Ohio Financial Corp...........................         900          13,444
 *Western Power & Equipment Corp.......................       2,600          14,544
 *Western Water Co.....................................      10,900           2,555
 *Weston (Roy F.), Inc. Class A........................       7,500          23,672
 *Wet Seal, Inc. Class A...............................       9,200         105,800
 *WFS Financial, Inc...................................      33,600         530,250
 *White Electronics Designs Corp.......................      21,200         210,675
 *Whitehall Jewellers, Inc.............................      18,100         235,300
 *Whitman Education Group, Inc.........................      12,200          16,775
 *WHX Corp.............................................      16,700          98,113
 *Wickes Lumber Co.....................................      10,600          56,975
 *Wild Oats Markets, Inc...............................      25,300         233,234
 *William Lyon Homes...................................      29,100         185,513
 *Williams Clayton Energy, Inc.........................      11,900         308,656
 *Williams Controls, Inc...............................      14,700          24,347
 *Williams Industries, Inc.............................       1,200           3,375
 *Willis Lease Finance Corp............................       7,900          59,744
 *Wilshire Financial Sevices Group, Inc................         137             214
 *Wilshire Oil Co. of Texas............................       7,107          24,430
 *Wilsons The Leather Experts, Inc.....................      17,100         267,188
 *Wind River Systems, Inc..............................       9,904         358,092
 Winnebago Industries, Inc.............................      23,700         331,800
 *Wire One Technologies, Inc...........................       3,950          24,070
 *Wireless Telecom Group, Inc..........................      18,900          44,888
 *Wireless Xcessories Group............................       6,600           8,559
 *Wisconsin Central Transportation Corp................      35,200         459,800
 *Wiser Oil Co.........................................       9,100          27,300
 *WLR Foods, Inc.......................................      19,192          88,763
 *WMF Group, Ltd.......................................       7,700          67,255
 *WMS Industries, Inc..................................      36,700         454,163
 Wolohan Lumber Co.....................................       6,400          71,600
 *Wolverine Tube, Inc..................................      15,700         259,050
 Wolverine World Wide, Inc.............................      48,100         541,125
 Woodhead Industries, Inc..............................      14,700         237,497
 Woodward Governor Co..................................      11,300         275,791
 *Workflow Management, Inc.............................      15,200         184,775
                                                            SHARES           VALUE+
                                                            ------           ------
 *Workgroup Technology Corp............................       8,000    $      5,500
 *World Acceptance Corp................................      20,900         107,766
 *World Access, Inc....................................      20,372         213,269
 World Fuel Services Corp..............................      13,300          90,606
 *World of Science, Inc................................       2,900           3,127
 *Worldpages.com, Inc..................................      29,400         205,800
 *Worldtex, Inc........................................      15,700           6,378
 *WPI Group, Inc.......................................       5,300           7,536
 WPS Resources Corp....................................      19,000         593,750
 *WSI Industries, Inc..................................       2,000           8,000
 *Wyant Corp...........................................         266             382
 Wynns International, Inc..............................      20,550         277,425
 *Xceed, Inc...........................................      28,000         350,875
 *Xeta Corp............................................       3,900         119,559
 *Xetel Corp...........................................      12,300          21,525
 *Xicor, Inc...........................................      22,000         149,188
 *Xoma, Ltd............................................      31,200         100,913
 X-Rite, Inc...........................................      23,900         253,191
 *Xtra Corp............................................      15,600         702,975
 Yardville National Bancorp............................       8,700          91,622
 *Yellow Corp..........................................      27,700         454,453
 Yonkers Financial Corp................................         400           6,025
 York Financial Corp...................................       8,891         111,693
 York Group, Inc.......................................       9,200          33,350
 *York Research Corp...................................      15,100          15,808
 *Young Broadcasting, Inc. Class A.....................      16,100         371,809
 *Youthstream Media Networks, Inc......................      24,800         137,175
 *Zamba Corporation....................................      35,600         172,438
 *Zap.com Corp.........................................         334           1,044
 *Zapata Corp..........................................      26,600          99,750
 *Zaring National Corp.................................       1,900           6,353
 Zenith National Insurance Corp........................      18,800         446,500
 *Zevex International, Inc.............................       3,400          16,469
 *Zila, Inc............................................       2,557           8,270
 *ZixIt Corp...........................................      16,800         438,900
 *Zoll Medical Corp....................................       8,300         414,481
 *Zoltek Companies, Inc................................      20,600         137,119
 *Zonagen, Inc.........................................       8,100          25,059
 *Zoran Corp...........................................       7,900         313,038
 *Zygo Corp............................................      15,100         495,469
 *Zymetx, Inc..........................................       7,400          15,494
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $717,422,339)..................................                 653,219,719
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525               0
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      39,100           1,779
 *Elan Corp. P.L.C. Contingent Payment Rights..........      47,000          24,969
 *Golden Books Family Entertainment Warrants
   01/01/02............................................         152             143
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      13,190               0
 *Millicom, Inc. Contingent Value Rights...............      10,100               0
 *Skyepharma P.L.C. Contingent Payment Rights..........      11,500               0
 *TransTexas Gas Corp. Warrants 06/30/02...............         492               0
 *Westcorp, Inc. Rights 06/15/00.......................      29,200           6,387

THE U.S. 6-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Xinetix, Inc. Warrants 03/17/03......................         332    $          0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $296,102)......................................                      33,278
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holding 12% Senior Preferred...       2,800           1,414
 (Cost $0).............................................
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $717,718,441)++................................                $653,254,411
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $721,218,465.

                See accompanying Notes to Financial Statements.

                       THE U.S. 9-10 SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (97.0%)
 *@plan, Inc...........................................      15,000    $       90,937
 *@track Communications, Inc...........................     222,700           633,303
 *1-800 CONTACTS, Inc..................................      25,800           738,525
 *3-D Systems Corp.....................................     100,000         1,178,125
 *3Dfx Interactive, Inc................................      54,947           406,951
 *3DO Co...............................................     222,800         1,246,287
 *4Front Software International, Inc...................      78,700         1,099,341
 *800-Jr Cigar, Inc....................................      14,800           148,462
 *8X8, Inc.............................................     110,400           845,250
 *A Consulting Team, Inc...............................       9,100            59,719
 *A.C. Moore Arts & Crafts, Inc........................      39,000           224,859
 *Aames Financial Corp.................................         580               471
 *AAON, Inc............................................      53,800         1,309,694
 *Aastrom Biosciences, Inc.............................      42,300           111,698
 *Abaxis, Inc..........................................     120,300           748,116
 ABC Bancorp...........................................      70,170           697,314
 *ABC Rail Products Corp...............................     163,900         1,029,497
 Abington Bancorp, Inc.................................      36,800           342,700
 *Abiomed, Inc.........................................      41,000         1,565,687
 *Able Telcom Holding Corp.............................     104,200           198,631
 *Ablest, Inc..........................................      13,500            66,656
 Abrams Industries, Inc................................      17,100            65,194
 *Abraxas Petroleum Corp...............................      50,000            74,500
 *Acacia Research Corp.................................      63,200           999,350
 *Accelr8 Technology Corp..............................      76,500           100,406
 *Acceptance Insurance Companies, Inc..................     110,500           566,312
 *Access Worldwide Communications, Inc.................      74,000            99,437
 *Acclaim Entertainment, Inc...........................     145,900           348,792
 *Ace Cash Express, Inc................................      87,100         1,257,506
 *Ace Comm Corp........................................      78,100           431,991
 Aceto Corp............................................      53,000           566,437
 *Acme Electric Corp...................................      43,600           361,062
 *Acme United Corp.....................................      28,707            68,179
 *Acorn Products, Inc..................................      14,600            22,812
 *ACT Networks, Inc....................................      88,900         1,036,241
 *Action Performance Companies, Inc....................      34,300           275,472
 *Actionpoint, Inc.....................................      45,800           455,137
 *Active Apparel Group, Inc............................       5,600            22,925
 *Active Voice Corp....................................      59,300           398,422
 *Activision, Inc......................................      79,700           494,389
 *Actrade International, Ltd...........................      66,000           998,250
 *Adac Laboratories....................................      14,700           283,434
 *adam.com, Inc........................................      42,100           152,612
 Adams Resources & Energy, Inc.........................      74,150         1,228,109
 *ADE Corp.............................................      84,500         1,293,906
 *Adept Technology, Inc................................      82,800         1,733,625
 *Administaff, Inc.....................................      61,600         3,199,350
 *Advance Lighting Technologies, Inc...................      66,300           694,078
 *Advanced Aerodynamics & Structures, Inc..............       8,300            29,180
 *Advanced Digital Information Corp....................      76,400           966,937
 *Advanced Magnetics, Inc..............................      58,000           391,500
 Advanced Marketing Services, Inc......................      88,050         1,626,173
                                                            SHARES             VALUE+
                                                            ------             ------
 *Advanced Neuromodulation Systems, Inc................      98,928    $    1,211,868
 *Advanced Nutraceuticals, Inc.........................       1,900             2,939
 *Advanced Photonix, Inc. Class A......................      32,200            60,375
 *Advanced Polymer Systems, Inc........................     163,000           560,312
 *Advanced Technical Products, Inc.....................       4,900            20,519
 *Advanced Tissue Sciences, Inc........................     128,900           505,530
 *Advantica Restaurant Group, Inc......................     329,000           241,609
 Advest Group, Inc.....................................      73,900         1,413,337
 *Aehr Test Systems....................................      58,400           346,750
 *AEP Industries, Inc..................................      61,750         1,020,805
 *Aeroflex, Inc........................................      52,452         1,888,272
 *Aerosonic Corp.......................................      34,200           333,450
 *Aerovox, Inc.........................................      51,900           167,053
 *Aetrium, Inc.........................................      73,600           397,900
 *Affinity Technology Group, Inc.......................       2,100             1,542
 *Aftermarket Technology Corp..........................      52,900           312,441
 *AG Services America, Inc.............................      45,000           734,062
 *Ag-Chem Equipment Co., Inc...........................      64,800           413,100
 *Agribiotech, Inc.....................................      26,100               848
 *Agritope, Inc........................................      16,500            46,922
 *AHL Services, Inc....................................     104,100           800,269
 *AHT Corp.............................................      92,100           109,369
 *Air Methods Corp.....................................      66,000           231,000
 *Airnet Systems, Inc..................................      56,800           253,825
 *Akorn, Inc...........................................     158,300         1,268,873
 *Aksys, Ltd...........................................      75,900           595,341
 Alabama National Bancorporation.......................      32,300           611,681
 Alamo Group, Inc......................................      64,800           773,550
 *Alaris Medical, Inc..................................      82,600           118,737
 *Alcide Corp..........................................      18,000           245,250
 *Aldila, Inc..........................................      99,700           160,455
 *Alexion Pharmaceuticals, Inc.........................      81,400         3,034,694
 Alico, Inc............................................      60,400           928,650
 *Align-Rite International, Inc........................      35,700           736,312
 *All American Semiconductor, Inc......................      24,340           252,527
 *Allcity Insurance Co.................................         200             1,487
 Allegiant Bancorp, Inc................................       1,800            16,369
 Allen Organ Co. Class B...............................       4,700           302,269
 Alliance Bancorp......................................      71,800         1,267,719
 Alliance Bancorp of New England, Inc..................         399             3,067
 *Alliance Gaming Corp.................................      90,568           138,682
 *Alliance Pharmaceuticals Corp........................     212,600         1,827,031
 *Alliance Semiconductor Corp..........................      14,200           351,450
 *Allied Healthcare Products, Inc......................      66,800           221,275
 *Allied Holdings, Inc.................................      68,635           437,548
 Allied Products Corp..................................     101,800           133,612
 *Allied Research Corp.................................      41,040           318,060
 *Allin Communications Corp............................      53,300           126,587
 *Allou Health & Beauty Care, Inc. Class A.............      40,500           278,437
 *Allstars Systems, Inc................................      35,000            78,750
 *Alltrista Corp.......................................      58,100         1,427,081
 *Almost Family, Inc...................................      11,500            29,109
 *Alpha Microsystems, Inc..............................      89,300           343,247
 *Alpha Technologies Group, Inc........................     107,200           934,650

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Alphanet Solutions, Inc..............................      53,900    $      249,287
 *Alpine Group, Inc....................................     124,800           826,800
 *Alteon, Inc..........................................     125,300           199,697
 *Alternative Resources Corp...........................     157,300           221,203
 *Alterra Healthcare Corp..............................     189,900           367,931
 *Alyn Corp............................................      95,500            62,672
 Ambanc Holding Co., Inc...............................      49,400           714,756
 *Ambassadors, Inc.....................................      84,900         1,154,109
 *AMBI, Inc............................................      35,600           101,237
 *AMC Entertainment, Inc...............................      69,700           331,075
 Amcast Industrial Corp................................      77,000           664,125
 *Amedisys, Inc........................................      13,700            27,828
 *America Services Group, Inc..........................      29,000           464,000
 *American Aircarriers Support, Inc....................      18,800            88,712
 American Bancorporation Ohio..........................         800            11,075
 American Bank of Connecticut..........................      27,000           529,875
 American Biltrite, Inc................................      57,850           762,897
 *American Claims Evaluation, Inc......................       3,100             6,781
 *American Classic Voyages Co..........................      14,000           266,437
 *American Coin Merchandising, Inc.....................      44,300           116,287
 *American Dental Partners, Inc........................      59,200           440,300
 *American Dental Technologies, Inc....................       2,000             2,625
 *American Ecology Corp................................      82,700           284,281
 *American Educational Products, Inc...................       2,760            24,495
 *American Healthcorp, Inc.............................      68,700           274,800
 *American Homepatient, Inc............................       1,436               474
 *American Homestar Corp...............................     133,718           131,629
 *American Indemnity Financial Escrow..................      16,700            16,700
 *American Locker Group, Inc...........................      35,200           240,900
 *American Medical Electronics, Inc. (Escrow-Bonus)....     102,100                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................     102,100                 0
 *American Medical Security Group, Inc.................      92,200           605,062
 *American Pacific Corp................................      73,500           438,703
 *American Physicians Services Group, Inc..............      46,800           144,056
 *American Retirement Corp.............................      48,800           268,400
 *American Science & Engineering, Inc..................      75,000           375,000
 *American Shared Hospital Services....................      21,900            64,331
 *American Skiing Co...................................      78,500           137,375
 *American Software, Inc. Class A......................     154,000           608,781
 American States Water Company.........................      13,600           405,450
 *American Superconductor Corp.........................      65,600         1,760,950
 *American Technical Ceramics Corp.....................      42,400         1,452,200
 *American Wagering, Inc...............................      45,000           150,469
 American Woodmark Corp................................      68,800         1,300,750
 Americana Bancorp, Inc................................      20,350           234,025
 *Amerihost Properties, Inc............................      63,600           220,612
 *Ameripath, Inc.......................................     183,200         1,571,512
 *Ameristar Casinos, Inc...............................     132,250           524,867
 Ameron, Inc...........................................      24,500           900,375
 *AMF Bowling, Inc.....................................       8,300             7,781
 *Amistar Corp.........................................      28,300            63,233
 *AML Communications, Inc..............................      54,800           169,537
 Ampco-Pittsburgh Corp.................................      82,500           912,656
 *Ampex Corp. Class A..................................     332,100           581,175
 Amplicon, Inc.........................................      72,800           723,450
 *Amrep Corp...........................................      63,610           413,465
 *Amresco, Inc.........................................     116,000            67,062
 *Amsurg Corp. Class A.................................       6,331            38,382
                                                            SHARES             VALUE+
                                                            ------             ------
 *Amsurg Corp. Class B.................................      41,100    $      247,884
 *Amtran, Inc..........................................      91,700         1,298,128
 Amwest Insurance Group, Inc...........................      56,688           276,354
 *Analytical Surveys, Inc..............................      58,700           203,616
 *Anaren Microwave, Inc................................      29,200         2,946,462
 *Andersen Group, Inc..................................      15,000           150,937
 Andersons, Inc........................................      43,000           378,937
 Andover Bancorp, Inc..................................      54,900         1,595,531
 *Andrea Electronics Corp..............................     114,500           772,875
 *Anesta Corp..........................................      98,800         1,460,387
 *Angeion Corp.........................................      25,880            35,585
 Angelica Corp.........................................      85,700           578,475
 *Anicom, Inc..........................................     169,900           841,536
 *Anika Therapeutics, Inc..............................      64,800           159,975
 *Ansoft Corp..........................................     100,900           873,416
 *Ansys, Inc...........................................     138,600         1,520,269
 *Anthony and Sylvan Pools Corp........................      35,649           291,884
 *APAC Teleservices, Inc...............................       6,300            55,716
 *Aphton Corp..........................................      55,600         1,136,325
 Apogee Enterprises, Inc...............................     238,600           969,312
 *Applied Analytical Industries, Inc...................      40,300           310,436
 *Applied Extrusion Technologies, Inc..................     101,300           595,137
 *Applied Films Corp...................................      23,300           535,900
 *Applied Graphics Technologies, Inc...................     122,800           425,962
 *Applied Imaging Corp.................................       7,500            18,281
 *Applied Innovation, Inc..............................     132,300           913,697
 *Applied Microsystems Corp............................      59,200           329,300
 *Applied Science & Technology, Inc....................       5,100           103,594
 Applied Signal Technologies, Inc......................      75,000           759,375
 *Applix, Inc..........................................      96,500           572,969
 *Aquila Biopharmaceuticals, Inc.......................      57,274           134,236
 *Aradigm Corp.........................................     122,800         1,715,362
 *Arch Capital Group, Ltd..............................       8,600           129,806
 *Arch Communications Group, Inc.......................      17,666            88,882
 *Arguss Holdings, Inc.................................      29,300           488,944
 *ARI Network Services, Inc............................      52,900           163,659
 *Ariad Pharmaceuticals, Inc...........................     191,500         1,570,898
 *Ariel Corp...........................................     110,400           300,150
 *ARIS Corp............................................      26,600            95,594
 *Ark Restaurants Corp.................................      21,400           167,856
 *Arkansas Best Corp...................................     159,000         1,758,937
 *Armor Holdings, Inc..................................      58,500           639,844
 *Aronex Pharmaceuticals, Inc..........................     197,100           498,909
 *Arqule, Inc..........................................     112,900           776,187
 *Arrhythmia Research Technology, Inc..................      11,375            19,906
 Arrow Financial Corp..................................      60,750           911,250
 *Artisan Components, Inc..............................      66,300           517,969
 *Artisoft, Inc........................................     109,600         1,143,950
 *Arts Way Manufacturing Co., Inc......................         100               400
 *ARV Assisted Living, Inc.............................     127,000           123,031
 *Asante Technologies, Inc.............................      45,600            66,975
 ASB Financial Corp....................................       4,500            39,516
 *Ascent Assurance, Inc................................         623             1,032
 *Asche Transportation Services, Inc...................      33,500            60,719
 *Ashworth, Inc........................................     121,100           518,459
 *ASI Solutions, Inc...................................      10,900            69,487
 *Aspect Development, Inc..............................       1,687            98,426
 *Aspeon, Inc..........................................      77,100           430,073
 *Assisted Living Concepts, Inc........................      78,800            73,875
 Associated Materials, Inc.............................       1,300            20,150
 *Astea International, Inc.............................      81,700           179,995
 Astro-Med, Inc........................................      58,175           341,778

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Astronics Corp.......................................      36,181    $      316,584
 *AstroPower, Inc......................................      40,500           558,141
 *ASV, Inc.............................................      56,850           701,742
 *Atchison Casting Corp................................      43,500           307,219
 *ATG, Inc.............................................      37,400            81,812
 *Athey Products Corp..................................      31,085            66,056
 *Atlanta Sosnoff Capital Corp.........................      44,200           425,425
 *Atlantic American Corp...............................     155,325           485,391
 *Atlantic Data Services, Inc..........................     111,300           459,112
 *Atlantic Premium Brands, Ltd.........................      25,400            69,850
 *Atlantis Plastics, Inc...............................      36,800           257,600
 *Atrion Corp..........................................      16,400           194,750
 *Atrix Labs, Inc......................................      98,900           723,206
 *ATS Medical, Inc.....................................     154,900         1,544,159
 *Audiovox Corp. Class A...............................      20,600           389,469
 *Ault, Inc............................................      37,700           220,309
 *Aurora Biosciences Corp..............................      98,600         4,674,256
 *Aurora Foods, Inc....................................       3,200            11,400
 *Auspex Systems, Inc..................................     131,900           630,647
 *Autobond Acceptance Corp.............................      13,400             1,976
 *Autoimmune, Inc......................................      21,500            27,883
 *Autologic Information International, Inc.............      29,300            79,659
 *Autote Corp. Class A.................................     288,000           882,000
 *Avalon Holding Corp. Class A.........................      15,475            60,933
 *Avant Immunotherapeutics, Inc........................     197,610           963,349
 *Avatar Holdings, Inc.................................      38,000           751,687
 Avert, Inc............................................      28,000           552,125
 *Avi Biopharma, Inc...................................      34,500           338,531
 *Aviall, Inc..........................................     111,100           597,162
 *Aviation Sales Co....................................      45,500           304,281
 *Avigen, Inc..........................................      64,800         1,935,900
 *Avteam, Inc. Class A.................................      90,900           180,380
 *Axsys Technologies, Inc..............................      33,600           493,500
 *Axys Pharmaceuticals, Inc............................     296,815         1,150,158
 Aztec Manufacturing Co................................      55,826           893,216
 Badger Meter, Inc.....................................      64,600         2,051,050
 *Badger Paper Mills, Inc..............................         200               869
 Bairnco Corp..........................................     105,400           757,562
 Baker (J.), Inc.......................................     120,900           770,737
 *Baker (Michael) Corp.................................      72,214           469,391
 *Baker (Michael) Corp. Class B........................      15,400           100,100
 Balchem Corp..........................................      22,600           230,237
 *Baldwin Piano & Organ Co.............................      37,900           229,769
 *Baldwin Technology, Inc. Class A.....................     135,000           286,875
 *Ballantyne Omaha, Inc................................     145,635           354,985
 *Baltek Corp..........................................      21,562           160,367
 Bancfirst Ohio Corp...................................      44,300           688,034
 *Bancinsurance Corp...................................      39,480           162,855
 Bancorp Connecticut, Inc..............................      29,980           440,331
 Bangor Hydro-Electric Co..............................      63,300           941,587
 Bank of The Ozarks....................................       3,800            63,412
 *Bank Plus Corp.......................................     156,000           433,875
 *Bank United Financial Corp. Class A..................     136,000           875,500
 Bank West Financial Corp..............................       3,200            20,600
 BankAtlantic Bancorp, Inc. Class A....................       1,935             7,377
 BankAtlantic Bancorp, Inc. Class B....................      27,800           158,981
 *BankFirst Corp.......................................      19,800           155,925
 *Barnett, Inc.........................................     139,700         1,322,784
 *Barnwell Industries, Inc.............................      11,800           160,037
 *Barrett Business Services, Inc.......................      63,500           353,219
 *Barringer Technologies, Inc..........................      60,600           373,069
                                                            SHARES             VALUE+
                                                            ------             ------
 *Barry (R.G.) Corp....................................     178,235    $      612,683
 *Base Ten Systems, Inc................................      12,020            13,335
 *Basin Exploration, Inc...............................      25,400           422,275
 Bassett Furniture Industries, Inc.....................      60,900           744,122
 Bay View Capital Corp.................................     107,100         1,084,387
 *Baycorp Holdings, Ltd................................      55,800           453,375
 *Bayou Steel Corp. Class A............................      91,200           205,200
 *BCT International, Inc...............................      23,700            31,106
 *Be Aerospace, Inc....................................      37,100           256,222
 *Beard Co.............................................      26,533            48,091
 Beauticontrol Cosmetics, Inc..........................      54,800           196,937
 *Beazer Homes USA, Inc................................      75,700         1,390,987
 *BEI Electronics, Inc.................................      42,800            56,844
 BEI Technologies, Inc.................................      64,200         1,139,550
 *Bel Fuse, Inc. Class A...............................      43,250           786,609
 Bel Fuse, Inc. Class B................................      94,750         1,702,539
 *Belco Oil & Gas Corp.................................      36,800           287,500
 Bell Industries, Inc..................................      82,672           217,014
 *Bell Microproducts, Inc..............................      80,300         1,038,881
 *Bellwether Exploration Co............................     121,800         1,037,203
 *Benihana, Inc........................................      11,500           170,344
 *Benihana, Inc. Class A...............................       1,400            20,562
 *Bentley Pharmaceuticals, Inc.........................      81,150           517,331
 *Benton Oil & Gas Co..................................     222,100           610,775
 Berkshire Energy Resources............................       8,300           310,212
 *Berlitz International, Inc...........................      67,400           749,825
 *Bethlehem Corp.......................................         200               162
 *Beyond.com Corp......................................      77,400           120,937
 BHA Group Holdings, Inc. Class A......................      84,954           860,159
 *BI, Inc..............................................      85,900           456,344
 *Big 4 Ranch, Inc.....................................      35,000                 0
 *Big City Radio, Inc..................................      15,950            72,772
 Big Dog Holdings, Inc.................................         400             1,800
 *Billing Information Concepts Corp....................     339,000         1,573,172
 *Bio Vascular, Inc....................................      77,200           224,362
 *Bioanalytical Systems, Inc...........................       6,600            17,325
 *Bio-Logic Systems Corp...............................      34,900           202,856
 *Biomerica, Inc.......................................      26,100            39,966
 *Bionova Holdings Corp................................       6,300            12,600
 *Bionx Implants, Inc..................................      92,500           202,344
 *Bio-Plexus, Inc......................................      13,200            32,175
 *BioReliance Corp.....................................      27,000           135,844
 *Biosite Diagnostics, Inc.............................     102,600         2,318,119
 *Biosource International, Inc.........................      71,000           483,687
 *Biospecifics Technologies Corp.......................      38,900           105,759
 *Biospherics, Inc.....................................      86,800           537,075
 *BioTransplant, Inc...................................      96,600           579,600
 Birmingham Steel Corp.................................     184,300           714,162
 *Bitstream, Inc.......................................      44,200           227,906
 *Black Hawk Gaming & Development, Inc.................      18,500           126,609
 Blair Corp............................................      70,100         1,349,425
 *BLC Financial Services, Inc..........................       5,000             9,375
 Blimpie International.................................      55,300            89,862
 *Blonder Tongue Laboratories, Inc.....................      58,200           400,125
 *Blue Rhino Corp......................................      30,100           258,672
 *Blue Wave Systems, Inc...............................      20,700           228,347
 *Bluegreen Corp.......................................     166,229           519,466
 BMC Industries, Inc...................................     156,900           598,181
 *Boca Research, Inc...................................      90,200           490,462
 *Bogen Communications International, Inc..............      16,700           103,853

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Bolder Technologies Corp.............................     102,400    $      587,200
 *Bolt Technology Corp.................................      46,300           208,350
 *Bombay Co., Inc......................................     298,100           950,194
 *Bonded Motors, Inc...................................      14,000             2,537
 *Bone Care International, Inc.........................      40,500           796,078
 *Bontex, Inc..........................................       2,200             5,294
 *Bon-Ton Stores, Inc..................................     103,200           230,587
 *Books-a-Million, Inc.................................     155,400           529,331
 *Boron, Lepore and Associates, Inc....................     103,400           791,656
 Boston Acoustics, Inc.................................      57,450           610,406
 *Boston Beer Company, Inc. Class A....................     128,400         1,091,400
 *Boston Biomedical, Inc...............................      12,900            47,166
 *Boston Communications Group, Inc.....................     143,000         1,470,219
 Boston Private Financial Holdings, Inc................      32,800           321,850
 Bostonfed Bancorp, Inc................................      38,700           507,937
 *Boundless Corp.......................................       3,400            24,225
 Bowl America, Inc. Class A............................      56,160           435,240
 *Bradley Pharmaceuticals, Inc. Class A................      14,300            15,864
 *Brass Eagle, Inc.....................................      61,300           298,837
 *Brauns Fashions Corp.................................      50,900         1,132,525
 *Breed Technologies, Inc..............................       5,600             1,330
 Brenton Banks, Inc....................................      39,480           396,034
 *Bridgestreet Accomodations, Inc......................      27,100            74,525
 Bridgford Foods Corp..................................      93,167           986,988
 *Brigham Exploration Co...............................      26,900            70,612
 *BrightStar Information Technology Group, Inc.........      48,800           189,100
 *Brilliant Digital Entertainment, Inc.................     112,900           649,175
 *Britesmile, Inc......................................     115,500           855,422
 *Broadview Media, Inc.................................      15,800            22,959
 *Brookdale Living Communities.........................     100,200         1,365,225
 *Brooks Automation, Inc...............................      56,700         2,260,912
 *Brookstone, Inc......................................      70,300           997,381
 *Brooktrout Technology, Inc...........................      88,450         1,995,653
 *Brown & Sharpe Manufacturing Co. Class A.............     110,600           248,850
 Brown Shoe Company, Inc...............................      65,300           779,519
 *Brunswick Technologies, Inc..........................      44,900           394,278
 Bryn Mawr Bank Corp...................................       2,800            57,225
 BSB Bancorp, Inc......................................     136,006         2,596,865
 *BTG, Inc.............................................      58,200           472,875
 *BTU International, Inc...............................      56,900           492,541
 *Buckhead America Corp................................       3,500            17,719
 *Budget Group, Inc....................................     255,300           973,331
 *Builders Transport, Inc..............................      29,100             1,600
 *Building Materials Holding Corp......................     109,200         1,013,512
 *Bull Run Corp. GA....................................     207,300           592,748
 *Burlington Industries, Inc...........................     408,000         1,351,500
 *Burns International Services Corp....................      15,000           174,375
 Bush Industries, Inc. Class A.........................      84,100         1,434,956
 *Business Resource Group..............................      35,700           222,009
 *Butler International, Inc............................      81,700           668,923
 Butler Manufacturing Co...............................      42,900           957,206
 *BWAY Corp............................................      83,550           600,516
 *C.P. Clare Corp......................................      82,500           541,406
 *Cache, Inc...........................................      80,125           300,469
 *Caci International, Inc. Class A.....................      89,900         1,772,716
 Cadmus Communications Corp............................      77,500           673,281
 Cagle's, Inc. Class A.................................     104,900           891,650
 *Caliber Learning Network, Inc........................     107,100           291,178
                                                            SHARES             VALUE+
                                                            ------             ------
 *California Amplifier, Inc............................      42,900    $      966,591
 *California Coastal Communities, Inc..................      57,800           330,544
 *California Micro Devices Corp........................      89,700         1,269,816
 *Callon Petroleum Co..................................     105,400         1,607,350
 *Calloways Nursery, Inc...............................       1,700             2,072
 Cal-Maine Foods, Inc..................................      65,900           220,353
 *Calton Inc...........................................      23,000            30,187
 *Cambridge Heart, Inc.................................     114,700           283,166
 Camco Financial Corp..................................       9,371            84,339
 *Cameron Ashley Building Products, Inc................      74,900         1,352,881
 Cameron Financial Corp................................      13,200           155,512
 *Candela Laser Corp...................................      95,200           966,875
 *Candies, Inc.........................................     111,000           150,891
 *Canisco Resources, Inc...............................       8,600             4,644
 *Cannon Express, Inc. Class A.........................       9,650            18,697
 *Cannondale Corp......................................      73,200           526,125
 *Cantel Industries, Inc. Class B......................      29,900           196,219
 *Canterbury Information Technology, Inc...............      39,500           104,922
 *Capital Associates, Inc..............................      26,850            15,103
 *Capital Corp. of the West............................       6,700            65,744
 *Capital Crossing Bank................................      50,700           519,675
 *Capital Pacific Holdings, Inc........................      85,000           233,750
 *Capital Senior Living Corp...........................     158,300           375,962
 *Capital Trust, Inc...................................      42,000           162,750
 Capitol Bancorp, Ltd..................................      39,500           444,375
 Capitol Transamerica Corp.............................      65,745           739,631
 *Carbide/Graphite Group, Inc..........................      71,400           305,681
 *Cardiac Pathways Corp................................      16,120            63,472
 *Cardima, Inc.........................................      19,500            23,766
 *Caredata.com, Inc....................................      55,200           220,800
 *Career Blazers, Inc. Trust Units.....................       4,360                 0
 *CareerEngine Network, Inc............................      15,500            28,094
 *Carematrix, Inc......................................      57,400            42,153
 *Carey International, Inc.............................      37,900           351,759
 *Caribiner International, Inc.........................     203,700           152,775
 *Carlyle Industries, Inc..............................      13,397             7,117
 *Carmike Cinemas, Inc. Class A........................      85,400           453,687
 *Carreker-Antinori, Inc...............................     151,700         1,649,737
 *Carriage Services, Inc. Class A......................     105,000           301,875
 *Carrington Laboratories, Inc.........................      76,600           169,956
 *Carson, Inc..........................................      78,400           318,500
 Cascade Corp..........................................      98,300         1,105,875
 Cascade Natural Gas Corp..............................      94,900         1,684,475
 *Casella Waste Systems, Inc. Class A..................      43,944           571,272
 *Casino Data Systems..................................     140,600           621,716
 *Castle & Cooke, Inc..................................       1,100            20,487
 Castle (A.M.) & Co....................................      58,250           724,484
 *Castle Dental Centers, Inc...........................      26,000            63,375
 Castle Energy Corp....................................      41,000           247,922
 *Catalina Lighting, Inc...............................      60,600           242,400
 *Catalyst International, Inc..........................      62,800           392,500
 Cato Corp. Class A....................................      24,900           308,916
 Catskill Financial Corp...............................       9,300           153,450
 Cavalier Homes, Inc...................................     153,500           230,250
 CB Bancshares, Inc. HI................................       2,818            70,098
 *CB Richard Ellis Services, Inc.......................      33,600           338,100
 *CCA Industries, Inc..................................      34,700            35,784
 CCBT Financial Companies, Inc.........................      74,000         1,089,187
 *CD Warehouse, Inc....................................       5,600             8,662
 *CDNOW/N2K, Inc.......................................       6,400            19,000

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Celadon Group, Inc...................................      69,000    $      933,656
 *Celebrity, Inc.......................................      13,500            30,586
 *Celeris Corporation..................................      29,766            82,322
 *Celeritek, Inc.......................................      54,200         2,606,681
 *Cell Genesys, Inc....................................     129,505         2,318,949
 *Cell Pathways, Inc...................................      20,170           407,812
 *Cellegy Pharmaceuticals, Inc.........................      61,300           296,922
 *Cel-Sci Corp.........................................      23,700            71,100
 Cenit Bancorp, Inc....................................      27,200           302,600
 *Centennial Bancorp...................................     154,986         1,331,911
 *CenterSpan Communication Corp........................      34,800           492,637
 *Centigram Communications Corp........................      52,300           982,259
 Central Bancorp, Inc..................................      10,000           162,812
 *Central Garden & Pet Co..............................      50,200           572,594
 Central Vermont Public Service Corp...................      98,600         1,078,437
 Century Aluminum Co...................................     107,500         1,098,516
 Century Bancorp Income Class A........................       7,600           103,550
 *Ceradyne, Inc........................................     115,100           949,575
 Cerberonics, Inc. Class A.............................       3,500            16,406
 *Ceres Group, Inc.....................................      57,600           342,000
 *Cerprobe Corp........................................      69,800           863,775
 *CFM Technologies, Inc................................      61,100           477,344
 *Chad Therapeutics....................................       9,300             8,137
 Champion Industries, Inc..............................      83,500           237,453
 *Champps Entertainment, Inc...........................     100,200           391,406
 *Charles and Colvard, Ltd.............................      55,400           342,787
 *Chart House Enterprises, Inc.........................      92,400           490,875
 Chart Industries, Inc.................................      88,200           385,875
 *Charter Federal Savings Bank (Escrow)................      43,340                 0
 Chase Corp............................................      24,200           257,125
 *Chase Industries, Inc................................      90,750           839,437
 *Chattem, Inc.........................................      81,800           976,487
 *Chaus (Bernard), Inc.................................      15,260            12,399
 *Check Technology Corp................................      52,900           269,459
 *Chemfab Corp.........................................     141,300         1,413,000
 *Cherokee, Inc........................................       3,200            22,900
 *Cherry Corp..........................................      40,500           815,062
 *Chesapeake Biological Laboratories, Inc. Class A.....      29,800            77,294
 Chesapeake Utilities Corp.............................      43,875           776,039
 Chester Valley Bancorp................................       6,201           111,424
 Chicago Rivet & Machine Co............................      20,000           445,000
 *Chicos Fas, Inc......................................     122,500         2,216,484
 *Children's Comprehensive Services, Inc...............      64,250           144,562
 *Childtime Learning Centers, Inc......................      31,700           213,975
 *Cholestech Corp......................................     100,400           753,000
 *Chromcraft Revington, Inc............................     112,000         1,246,000
 *Chronimed, Inc.......................................     104,300           684,469
 *CHS Electronics, Inc.................................      30,000               375
 *Chyron Corp..........................................     199,400           498,500
 *CIDCO, Inc...........................................     113,700           348,206
 *Cima Laboratories, Inc...............................      87,600         1,289,362
 *Ciprico, Inc.........................................      42,800           462,775
 *Circuit City Stores, Inc. (Carmax Group).............     207,600           557,925
 *Circuit Systems, Inc.................................      30,900            29,452
 *Citadel Holding Corp. Class A........................      40,560           126,750
 *Citation Computer System, Inc........................      32,000           115,500
 *Citation Holding Corp. Class B.......................      10,140            31,687
 *Citizens, Inc. Class A...............................     127,109           778,543
                                                            SHARES             VALUE+
                                                            ------             ------
 City Holding Co.......................................       8,600    $       85,462
 *Civic Bancorp........................................      43,757           613,965
 CKE Restaurants, Inc..................................     373,600         1,237,550
 *Clark (Dick) Productions, Inc........................      19,842           252,997
 *Clark/Bardes Holdings, Inc...........................      23,000           337,812
 *Clean Harbors, Inc...................................      82,400           151,925
 *click2learn.com, Inc.................................      84,400         1,007,525
 *ClickAction, Inc.....................................      62,100           809,241
 *Clintrials Research, Inc.............................     154,200           498,741
 *Closure Medical Corp.................................      11,100           186,966
 CMI Corp. Class A.....................................     264,699           942,990
 CNBT Bancshares, Inc..................................      42,300           518,175
 *CNS, Inc.............................................     117,400           469,600
 CNY Financial Corp....................................      14,300           265,891
 Coachmen Industries, Inc..............................       3,100            37,006
 *Coast Dental Services, Inc...........................      58,400           119,537
 *Coast Distribution System............................      43,600            92,650
 Coastal Bancorp, Inc..................................      50,500           760,656
 *Coastcast Corp.......................................      66,300         1,267,987
 *Cobalt Group, Inc....................................      14,900            96,850
 *Cobra Electronic Corp................................     125,100           688,050
 *Coeur d'Alene Mines Corp. ID.........................     223,200           544,050
 *Cognitronics Corp....................................      86,175           883,294
 *Cohesion Technologies, Inc...........................      64,700           683,394
 *Coinmach Laundry Corp................................     109,100         1,476,259
 *Coinstar, Inc........................................      40,400           374,331
 Cold Metal Products, Inc..............................      51,800           194,250
 *Coldwater Creek, Inc.................................      59,900         1,375,828
 Cole National Corp. Class A...........................      86,800           547,925
 *Collagenex Pharmaceuticals, Inc......................      65,600           658,050
 Collins Industries, Inc...............................      86,325           410,044
 Colorado Business Bankshares, Inc.....................      13,100           170,709
 *Colorado Medtech, Inc................................     104,600           526,269
 *Columbia Banking System, Inc.........................     100,300         1,093,897
 *Columbia Laboratories, Inc...........................      79,700           757,150
 *Columbus Energy Corp.................................      27,656           193,592
 Columbus McKinnon Corp................................      41,600           574,600
 *Comarco, Inc.........................................      47,800         1,375,744
 *Comdial Corp.........................................     151,433         1,384,192
 *Comforce Corp........................................     129,766           259,532
 *Command Systems, Inc.................................      35,600            65,637
 Commercial Bancshares, Inc............................      21,635           382,669
 Commercial Bank of New York...........................      25,350           301,031
 Commercial National Financial Corp....................       1,600            25,900
 *Commodore Applied Technologies, Inc..................     132,074           148,583
 Commonwealth Bancorp, Inc.............................      42,600           492,562
 Commonwealth Industries, Inc..........................     142,800           879,112
 Communications Systems, Inc...........................     118,500         1,621,969
 Community Bank System, Inc............................      60,900         1,385,475
 Community Banks, Inc..................................         491             9,697
 Community Bankshares, Inc.............................       2,730            31,736
 Community Financial Corp..............................      11,900           133,131
 Community Financial Group, Inc........................       7,200            94,500
 Community First Brokerage Co..........................       2,400            40,350
 Community Savings Bankshares, Inc.....................      61,916           653,988
 Community Trust Bancorp, Inc..........................      19,800           286,481
 Community West Bancshares.............................      20,900           128,012
 *Competitive Technologies, Inc........................     109,600         1,315,200
 *Comptek Research, Inc................................      60,400         1,030,575
 *Compucom Systems, Inc................................      24,500            58,953
 *Computer Learning Centers, Inc.......................     159,200           154,225

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Computer Motion, Inc.................................      68,600    $      525,219
 *Computer Outsourcing Services, Inc...................      34,300           518,787
 Computer Task Group, Inc..............................      14,200           102,062
 *Computrac, Inc.......................................       1,900             1,781
 *Computron Software, Inc..............................      53,800           107,600
 *Comshare, Inc........................................      82,900           316,056
 *Comstock Resources, Inc..............................     200,500         1,503,750
 *Comtech Telecommunications Corp......................      37,250           471,445
 *Concentrex, Inc......................................      41,300           187,141
 *Concepts Direct, Inc.................................       3,400            34,850
 *Conceptus, Inc.......................................      35,100           172,209
 *Concord Camera Corp..................................     128,100         2,173,697
 *Condor Technology Solutions, Inc.....................      77,700            32,780
 *Conductus, Inc.......................................      41,300           347,178
 *Cone Mills Corp. NC..................................     219,100         1,259,825
 *Congoleum Corp. Class A..............................      36,000           112,500
 Connecticut Water Services, Inc.......................      63,525         1,737,012
 *Connitics Corp.......................................      51,600           454,725
 *Consolidated Delivery and Logistics, Inc.............      55,900            97,825
 *Consolidated Freightways Corp........................     157,100           716,769
 *Consolidated Graphics, Inc...........................      22,000           228,250
 Consolidated Tokoma Land Co...........................      23,800           282,625
 *Consumer Portfolio Services, Inc.....................       2,000             2,094
 *Continental Materials Corp...........................      19,400           335,862
 *Converse, Inc........................................     147,700            87,697
 *Cooker Restaurant Corp...............................      67,300           159,837
 Cooperative Bankshares, Inc...........................       5,500            53,625
 *Copart, Inc..........................................      63,100         1,114,109
 *Copytele, Inc........................................      96,900           166,547
 *Coram Healthcare Corp................................      12,400             3,286
 *Cordiant Communications Group P.L.C. ADR.............      48,864           937,578
 *Core Materials Corp..................................      29,700            46,406
 *Core, Inc............................................      68,100           391,575
 *Cornell Corrections, Inc.............................      82,400           597,400
 *Correctional Services Corp...........................      92,441           407,318
 *Corrpro Companies, Inc...............................      65,150           244,312
 *Corsair Communications, Inc..........................      89,800         2,026,112
 *Corvas International, Inc............................     134,600           849,662
 *Corvel Corp..........................................      12,400           338,675
 *Cost-U-Less, Inc.....................................      13,600            22,525
 *Cotelligent Group, Inc...............................     121,000           552,062
 Cotton States Life Insurance Co.......................      17,200           141,900
 Counsel Corp..........................................       6,400            15,600
 Courier Corp..........................................      47,550         1,230,356
 *Covenant Transport, Inc. Class A.....................     107,900         1,109,347
 *Cover-All Technologies, Inc..........................      83,445            57,368
 Covest Bancshares, Inc................................      45,000           468,281
 *Covol Technologies, Inc..............................      27,000            41,344
 *Coyote Network Systems, Inc..........................      99,598           594,476
 CPAC, Inc.............................................      49,178           338,099
 CPB, Inc..............................................      27,700           650,950
 *C-Phone Corp.........................................      60,300            62,184
 *CPI Aerostructures, Inc..............................         833             2,043
 CPI Corp..............................................      15,400           343,612
 Craftmade International, Inc..........................      68,250           334,852
 *Craig (Jenny), Inc...................................     177,900           255,731
 *Craig Corp...........................................      43,900           178,344
 *Cray, Inc............................................     164,700           573,877
 *Creative Biomolecules, Inc...........................     308,900         1,578,286
 *Creative Computers, Inc..............................      74,800           345,950
                                                            SHARES             VALUE+
                                                            ------             ------
 *Credit Acceptance Corp...............................      13,300    $       73,981
 *Credit Management Solutions..........................      25,300           103,572
 *Creditrust Corp......................................      42,800            22,069
 *Crescent Operating, Inc..............................      53,600            78,725
 *Criticare Systems, Inc...............................      46,700           102,156
 *Cross (A.T.) Co. Class A.............................     113,500           695,187
 *Crossman Communities, Inc............................      89,200         1,580,512
 *Crosswalk.com, Inc...................................      43,200           105,300
 *Crown Central Petroleum Corp. Class A................      30,000           271,875
 *Crown Central Petroleum Corp. Class B................      43,000           389,687
 Crown Crafts, Inc.....................................      74,000           106,375
 *Crown Group, Inc.....................................      11,900            60,987
 *Crown Resources Corp.................................     117,700            84,597
 *Crown Vantage, Inc...................................      63,700            14,930
 *Crown-Andersen, Inc..................................      11,500            53,187
 *Cryolife, Inc........................................     110,900         1,906,094
 *CSP, Inc.............................................      78,928           490,833
 *CSS Industries, Inc..................................      20,200           404,000
 *CTB International Corp...............................      53,600           349,237
 *CTC Communications Group, Inc........................       6,750           167,484
 Cubic Corp............................................      54,550         1,091,000
 *Cubist Pharmaceuticals, Inc..........................     104,800         3,006,450
 Culp, Inc.............................................     178,580         1,127,286
 *Cunningham Graphics International, Inc...............      43,700           957,303
 *Curative Health Services, Inc........................      49,100           264,680
 *Cuseeme Networks, Inc................................      94,000           846,000
 *Cutter & Buck, Inc...................................      82,450           829,653
 *CVF Technologies Corp................................      22,800            54,150
 *Cyanotech Corp.......................................       3,600             4,781
 *Cybercash, Inc.......................................     131,600           567,525
 *Cyberian Outpost, Inc................................      38,600           164,050
 *Cyberonics, Inc......................................      79,600         1,415,387
 *Cyberoptics Corp.....................................      38,400         1,431,600
 *Cybex International, Inc.............................      74,800           201,025
 *Cygnus, Inc..........................................     114,300           921,544
 *Cylink Corp..........................................      36,100           498,631
 *Cyrk, Inc............................................     135,700           780,275
 *Cytrx Corp...........................................      27,700            30,297
 *D & K Healthcare Resources, Inc......................      23,800           270,725
 *D A Consulting Group, Inc............................      56,300           124,036
 *Daily Journal Corp...................................         200             5,887
 *Daktronics, Inc......................................      68,300           620,036
 *Damark International, Inc. Class A...................      50,600           953,494
 *Dan River, Inc. (GA) Class A.........................     168,000           840,000
 *Danielson Holding Corp...............................      75,053           356,502
 *Daou Systems, Inc....................................     101,000           142,031
 *Darling International, Inc...........................      58,400            69,350
 *Data Broadcasting Corp...............................      72,400           331,456
 *Data Dimensions, Inc.................................     116,500           211,156
 *Data I/O Corp........................................      65,600           246,000
 *Data Race, Inc.......................................     152,100           670,191
 Data Research Association, Inc........................      50,550           260,648
 *Data Systems & Software, Inc.........................      65,100           292,950
 *Datakey, Inc.........................................      11,700            49,725
 *Datalink Corp........................................      15,000           260,625
 *Datamarine International, Inc........................         200               169
 *Dataram Corp.........................................      61,850         1,101,703
 *Datastream Systems, Inc..............................     102,800         1,040,850
 *DataTRAK International, Inc..........................      38,900           211,519

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Dataware Technologies, Inc...........................      88,600    $      235,344
 *Datawatch Corp.......................................      35,500            71,555
 *Datron Systems, Inc..................................      23,200           268,975
 *Datum, Inc...........................................      72,600         1,129,837
 *Dave and Busters, Inc................................     111,300           765,187
 *Davel Communications, Inc............................      83,850           145,427
 *Davox Corp...........................................      30,400           633,650
 *Daw Technologies, Inc................................      25,200            30,319
 *Dawson Geophysical Co................................      44,700           434,428
 *Daxor Corp...........................................      46,000           563,500
 *Dayton Superior Corp. Class A........................      56,100         1,430,550
 Deb Shops, Inc........................................      88,600         1,099,194
 *Deckers Outdoor Corp.................................      62,900           212,287
 *Decora Industries, Inc...............................      17,600            17,325
 Decorator Industries, Inc.............................      20,587           100,362
 *Del Global Technologies Corp.........................      67,200           562,800
 Del Laboratories, Inc.................................     168,218         1,661,153
 *Delco Remy International, Inc........................     143,700         1,086,731
 *Delia's, Inc.........................................     128,100           320,250
 *Delta Financial Corp.................................     118,800           207,900
 Delta Natural Gas Co., Inc............................      18,800           283,762
 Delta Woodside Industries, Inc........................     205,200           461,700
 *Deltek Systems, Inc..................................      70,200           752,456
 *Denali, Inc..........................................      33,100            69,820
 *Dense-Pac Microsystems, Inc..........................     165,700           942,419
 *Department 56, Inc...................................      21,400           191,262
 *DepoMed, Inc.........................................      61,800           231,750
 Designs, Inc..........................................      54,600            83,606
 *Detection Systems, Inc...............................      66,186           653,587
 *Detrex Corp..........................................      10,200            49,406
 *Devcon International Corp............................      29,000           193,937
 Dewolfe Companies, Inc................................       6,000            43,500
 *Dexterity Surgical, Inc..............................       8,100             7,847
 *Diacrin, Inc.........................................      48,300           329,044
 *Diametrics Medical, Inc..............................     187,500         1,353,516
 *Diamond Home Services, Inc...........................      78,500             6,084
 *Dianon Systems, Inc..................................      59,300         1,241,594
 *Diedrich Coffee, Inc.................................     111,020           274,081
 *Digene Corp..........................................      72,600         2,159,850
 *Digi International, Inc..............................     132,100           681,141
 *Digital Biometrics, Inc..............................     135,300           477,778
 *Digital Courier Technologies, Inc....................      50,000           220,312
 *Digital Generation Systems, Inc......................     240,300         1,096,369
 *Digital Power Corp...................................      16,500            47,437
 Dime Community Bancorp, Inc...........................      22,100           359,125
 Dimon, Inc............................................     133,700           300,825
 *Diodes, Inc..........................................      48,200         1,313,450
 *Directrix, Inc.......................................       8,950            45,030
 *Discount Auto Parts, Inc.............................      95,700           957,000
 *Dispatch Management Services Corp....................      17,000            21,250
 *Display Technologies, Inc............................      26,220            71,286
 *Diversified Corporate Resources, Inc.................      18,200            50,050
 *Dixie Group, Inc.....................................      91,100           324,544
 *Dixon Ticonderoga Co.................................      27,450           101,222
 *DocuCorp International, Inc..........................      57,000           268,078
 *Document Sciences Corp...............................      11,800            24,706
 *Dominion Homes, Inc..................................      44,100           282,516
 Donegal Group, Inc....................................      51,920           361,006
 *Donna Karan International, Inc.......................     166,300         1,174,494
 Donnelly Corp. Class A................................      59,750           862,641
 *Dorsey Trailers, Inc.................................      39,000            31,687
 *Dot Hill Systems Corp................................       1,040             9,100
                                                            SHARES             VALUE+
                                                            ------             ------
 *Drew Industries, Inc.................................      94,700    $      662,900
 *Drexler Technology Corp..............................     112,950         1,298,925
 *Driver-Harris Co.....................................      23,498            49,933
 *DRS Technologies, Inc................................      83,500           949,812
 *Drug Emporium, Inc...................................     107,500           122,617
 *Drypers Corp.........................................      48,400            86,969
 *DSET Corp............................................      50,200           950,662
 DT Industries, Inc....................................      86,900           874,431
 *DTM Corp.............................................       2,000             4,687
 *DualStar Technologies Corp...........................      89,300           365,572
 *Duckwall-Alco Stores, Inc............................      41,200           355,350
 *Ducommun, Inc........................................      82,800           926,325
 *Dunn Computer Corp...................................      78,900           151,636
 *Duramed Pharmaceuticals, Inc.........................     130,700           673,922
 *DVI, Inc.............................................     104,400         1,500,750
 *Dwyer Group, Inc.....................................      47,700           119,250
 *Dyersburg Corp.......................................      16,000             3,260
 *Dynamic Healthcare Technologies, Inc.................      64,200            70,219
 *Dynamic Materials Corp...............................      14,700            24,347
 *Dynamics Research Corp...............................      71,258           503,260
 *E Com Ventures, Inc..................................      40,400           122,462
 *E4L, Inc.............................................     203,878           191,136
 Eagle Bancshares, Inc.................................      47,600           556,325
 *Eagle Food Centers, Inc..............................      90,200            93,019
 *Eagle Point Software Corp............................      41,600           192,400
 East West Bancorp, Inc................................       1,200            14,737
 Eastern Co............................................      39,000           502,125
 *Eateries, Inc........................................      25,700            94,769
 *ECC International Corp...............................     139,750           419,250
 *ECCS, Inc............................................       6,900            26,845
 *Eclipse Surgical Technologies, Inc...................      20,000            68,750
 *Eco Soil Systems, Inc................................     148,100           226,778
 *Ecogen, Inc..........................................      56,900            89,795
 Ecology & Environment, Inc. Class A...................      13,900            81,662
 *Edac Technologies Corp...............................      12,200             8,769
 Edelbrock Corp........................................      47,200           539,850
 *Edge Petroleum Corp. DE..............................       6,700            20,728
 *Edison Control Corp..................................       7,000            59,719
 Edo Corp..............................................      58,100           374,019
 Educational Development Corp..........................      15,000            40,781
 *Educational Insights, Inc............................      52,300            64,558
 *EduTrek International, Inc...........................      19,100            25,666
 *eFax.com, Inc........................................     108,100           114,856
 EFC Bancorp, Inc......................................      15,800           144,175
 *EFTC Corp............................................     133,600           281,812
 *Egghead.com, Inc.....................................      44,700           152,958
 *eGlobe, Inc..........................................     128,600           395,847
 *Elantec Semiconductor, Inc...........................      96,000         3,663,000
 *Elcom International, Inc.............................     143,600           749,412
 *Elcotel, Inc.........................................     100,914           187,637
 *Elder-Beerman Stores Corp............................      36,600           166,987
 *Electric Fuel Corp...................................     149,300           844,478
 *Electro Rent Corp....................................      18,250           198,469
 Electro Sensors, Inc..................................       2,300            10,925
 *Electronic Processing, Inc...........................      25,000           275,000
 *Electronic Retailing System International, Inc.......      16,400            10,506
 *Elite Information Group, Inc.........................      78,100           497,887
 Ellett Brothers, Inc..................................      44,000           181,500
 *E-Loan, Inc..........................................     155,000           743,516
 *eLOT, Inc............................................     353,200           954,744

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Eltrax System, Inc...................................      44,825    $      215,720
 *Embrex, Inc..........................................     124,600         2,188,287
 EMC Insurance Group, Inc..............................      88,200           711,112
 *Emcee Broadcast Products, Inc........................      30,900            97,528
 *Emcor Group, Inc.....................................      78,500         1,741,719
 *Emergent Information Technologies, Inc...............      30,900            90,286
 *Emerging Vision, Inc.................................     130,500           299,742
 *Emeritus Corp........................................     146,800           431,225
 *Emisphere Technologies, Inc..........................      53,300         2,107,016
 Empire Federal Bancorp, Inc...........................       7,600            84,075
 *EMS Technologies, Inc................................     142,199         2,297,403
 *En Pointe Technologies, Inc..........................      53,400           562,369
 *Encad, Inc...........................................     101,300           354,550
 *Encore Med Corp......................................       7,700            17,445
 *Encore Wire Corp.....................................     125,050           785,470
 *Endocardial Solutions, Inc...........................      87,500           727,344
 *Endosonics Corp......................................     152,000           648,375
 *Energy Biosystems Corp...............................      17,642           153,816
 *Energy Conversion Devices, Inc.......................      92,500         1,688,125
 Energynorth, Inc......................................      32,526         1,919,034
 Energysouth, Inc......................................      51,150           991,031
 Enesco Group, Inc.....................................     115,900           463,600
 Engineered Support Systems, Inc.......................      60,000           757,500
 *Engineering Animation, Inc...........................      48,400           463,581
 *Engineering Measurements Co..........................      35,500           219,656
 Engle Homes, Inc......................................      94,900           910,447
 *Enlighten Software Solutions, Inc....................      12,300            36,516
 Ennis Business Forms, Inc.............................     140,900         1,039,137
 *Enserch Exploration Corp.............................     277,600         1,422,700
 *Entrade, Inc.........................................      30,200           194,412
 *Envirogen, Inc.......................................       2,316             6,876
 *Environmental Elements Corp..........................      61,100            84,012
 *Environmental Technologies Corp......................      39,700           545,875
 *Environmental Tectonics Corp.........................      58,900           559,550
 *EP Medsystems, Inc...................................       4,800            22,200
 *Epicor Software Corp.................................     356,500         1,281,172
 *Epimmune, Inc........................................      41,570           231,233
 *Epitope, Inc.........................................     122,600         1,275,806
 *EPIX Medical, Inc....................................      13,900           191,559
 *ePresence, Inc.......................................      42,700           357,612
 *Equimed Inc Nevis....................................       6,533                 0
 *Equinox Systems, Inc.................................      46,800           272,025
 *Equity Marketing, Inc................................      50,300           509,287
 *Equity Oil Co........................................     109,700           224,542
 *Ergo Science Corp....................................      72,700            89,739
 ESB Financial Corp....................................       4,006            41,815
 *Esco Electronics Corp................................     101,976         1,797,327
 *eShare Communications, Inc...........................     154,900           910,037
 Eskimo Pie Corp.......................................      28,600           281,531
 Espey Manufacturing & Electronics Corp................      21,000           301,875
 *Esterline Technologies Corp..........................      55,300           753,462
 *European Micro Holdings, Inc.........................         100               650
 *Evans & Sutherland Computer Corp.....................      80,800           638,825
 *Evans Systems, Inc...................................       6,000             2,719
 *Evercel, Inc.........................................      12,466           177,640
 *Evergreen Resources, Inc.............................      32,100           881,747
 *Evolving Systems, Inc................................      35,200           137,500
 *Exabyte Corp.........................................     181,700           766,547
 *Exactech, Inc........................................      41,000           604,750
 *Excalibur Technologies Corp..........................      68,500         1,973,656
                                                            SHARES             VALUE+
                                                            ------             ------
 *Excel Legacy Corp....................................     105,700    $      303,887
 *Excel Technology, Inc................................      91,722         2,894,976
 *eXcelon Corp.........................................     196,000         1,286,250
 Exide Corp............................................     184,200         1,565,700
 *Exponent, Inc........................................      73,000           572,594
 *Extended Systems, Inc................................      10,000           322,500
 *EXX, Inc. Class A....................................       1,900             1,544
 *EXX, Inc. Class B....................................         100               162
 Ezcorp, Inc. Class A Non-Voting.......................      92,900           203,219
 *E-Z-Em, Inc. Class A.................................      37,000           254,375
 *E-Z-Em, Inc. Class B.................................      55,424           356,792
 *Ezenia! Inc..........................................     112,000           504,000
 F & M Bancorp (MD)....................................      22,085           381,656
 Fab Industries, Inc...................................      45,200           452,000
 *Factual Data Corp....................................      14,100           118,087
 *Fairchild Corp. Class A..............................     133,729           635,213
 Falcon Products, Inc..................................      74,900           739,637
 *Family Golf Centers, Inc.............................      44,500            13,906
 *Fansteel, Inc........................................      73,951           295,804
 *Farm Family Holdings, Inc............................      17,600           475,200
 *Faro Technologies, Inc...............................      38,900           105,759
 *Faroudja, Inc........................................      36,800           117,300
 Farrel Corp...........................................      34,600            56,225
 *Fatbrain.com, Inc....................................      15,000            99,141
 FCNB Corp.............................................      54,733           665,348
 *Featherlite Manufacturing, Inc.......................      50,200           174,131
 Fedders Corp..........................................      81,500           494,094
 Fedders Corp. Class A.................................      13,112            73,755
 Federal Screw Works...................................      21,600           899,100
 *FEI Co...............................................     110,600         2,001,169
 *Female Health Co.....................................      44,000            27,500
 FFLC Bancorp..........................................      21,800           279,312
 FFY Financial Corp....................................      53,700           594,056
 *Fibermark, Inc.......................................      65,225           680,786
 *Fiberstars, Inc......................................      25,500           200,016
 Fidelity Bancorp, Inc.................................         402             4,774
 Fidelity Bancorp, Inc. Delaware.......................      14,700           258,169
 Fidelity Bankshares, Inc..............................      11,600           180,525
 *Fidelity Federal Bancorp.............................      21,340            41,346
 Fidelity National Corp................................      67,700           421,009
 *Fieldworks, Inc......................................       4,000             4,125
 *Film Roman, Inc......................................       7,000             7,766
 *Finish Line, Inc. Class A............................     120,600           836,662
 *Finishmaster, Inc....................................      64,800           352,350
 *Finlay Enterprises, Inc..............................      63,100           719,734
 First Albany Companies, Inc...........................       6,903           128,582
 *First American Health Concepts, Inc..................       4,200            11,025
 *First Aviation Services, Inc.........................         300             2,006
 First Bancorp.........................................       1,950            31,687
 *First Banks America, Inc.............................       5,879           102,148
 First Bell Bancorp, Inc...............................      41,500           592,672
 *First Cash, Inc......................................      74,800           315,562
 First Colonial Group, Inc.............................         882            13,395
 First Defiance Financial Corp.........................      59,492           492,668
 First Essex Bancorp...................................      65,200         1,073,762
 First Federal Bancshares of Arkansas, Inc.............      22,900           346,362
 First Federal Capital Corp............................      26,900           286,653
 First Federal of East Hartford........................      26,200           756,525
 First Financial Holdings, Inc.........................     114,900         1,798,903
 First Franklin Corp...................................         600             5,419
 First Indiana Corp....................................     106,940         1,868,108

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 First International Bancorp, Inc......................      53,100    $      449,691
 *First Investors Financial Services Group, Inc........      43,200           203,850
 First Keystone Financial, Inc.........................      16,500           167,062
 First Mariner Bank Corp...............................      15,900           102,356
 First Merchants Corp..................................      24,725           526,952
 First Midwest Financial, Inc..........................      14,400           142,650
 First Mutual Bancshares, Inc..........................      22,143           220,046
 First Northern Capital Corp...........................      73,800           984,769
 First Oak Brook Bancshares, Inc. Class A..............      20,000           299,375
 *First Republic Bank..................................      78,800         1,329,750
 First Savings Bancorp, Inc. North Carolina............      26,600           478,800
 First SecurityFed Financial, Inc......................      28,500           324,187
 *First Team Sports, Inc...............................      44,450            95,151
 First United Corp.....................................      15,500           182,125
 First Washington Bancorp, Inc.........................      96,100         1,390,447
 First Years, Inc......................................      89,000           826,031
 FirstBank NW Corp.....................................       5,500            55,687
 *FirstCity Financial Corp.............................       3,600             7,875
 Firstfed America Bancorp, Inc.........................      20,850           242,381
 Firstspartan Financial Corp...........................      10,000           175,000
 *Firstwave Technologies, Inc..........................      49,800           176,634
 *Fischer Imaging Corp.................................      57,400           154,262
 Flag Financial Corp...................................      32,900           173,753
 Flagstar Bancorp, Inc.................................      26,600           250,206
 Flamemaster Corp......................................         247             2,231
 *Flander Corp.........................................     213,900           762,019
 Flanigan's Enterprises, Inc...........................      20,600            82,400
 Flexsteel Industries, Inc.............................      61,800           797,606
 *Flir Systems, Inc....................................      82,300           570,956
 *Flooring America, Inc................................     123,200           338,800
 *Florida Banks, Inc...................................      22,200           115,856
 Florida Public Utilities Co...........................      17,100           250,087
 *Florsheim Group, Inc.................................      65,100           160,716
 *Flour City International, Inc........................       3,900            11,212
 *Flow International Corp..............................     164,300         1,699,478
 Flushing Financial Corp...............................      82,600         1,192,537
 FMS Financial Corp....................................         200             1,544
 FNB Financial Services Corp...........................       6,600            80,850
 *Focal, Inc...........................................     120,900           457,153
 *Foilmark, Inc........................................      68,300           262,528
 *Foodarama Supermarkets, Inc..........................      22,000           594,000
 Foothill Independent Bancorp..........................      33,837           327,796
 *Fortel, Inc..........................................     100,200           205,097
 *Foster (L.B.) Co. Class A............................     126,600           423,319
 *Fotoball USA, Inc....................................      10,800            44,550
 *Fountain Powerboat Industries, Inc...................      38,200            91,919
 *Fourth Shift Corp....................................      91,500           393,164
 *FPIC Insurance Group, Inc............................      51,800           668,544
 Frankfort First Bancorp, Inc..........................       5,750            68,281
 Franklin Bank National Associaton Southfield, MI......      26,869           231,745
 *Franklin Covey Co....................................     138,300         1,071,825
 *Franklin Electronic Publishers, Inc..................      65,800           427,700
 Freds, Inc. Class A...................................      96,350         1,649,994
 *French Fragrances, Inc...............................     118,600           911,737
 Frequency Electronics, Inc............................      68,400         1,162,800
 *Fresh America Corp...................................      45,000            98,437
 *Fresh Choice, Inc....................................      50,000           180,469
 *Fresh Foods, Inc.....................................      50,300           147,756
                                                            SHARES             VALUE+
                                                            ------             ------
 *Friede Goldman International.........................      27,822    $      234,748
 *Friedman Billings Ramsey Group, Inc. Class A.........     107,200           683,400
 Friedman Industries, Inc..............................     156,803           509,613
 Friedmans, Inc. Class A...............................     112,900           680,928
 *Friendly Ice Cream Corp..............................      14,900            71,241
 Frisch's Restaurants, Inc.............................      64,568           629,538
 Frontier Adjusters of America, Inc....................       2,700            10,631
 *Frontier Airlines, Inc...............................      84,800         1,118,300
 Frontier Insurance Group, Inc.........................     102,500           121,719
 *Frontier Oil Corp....................................     239,300         1,675,100
 Frozen Food Express Industries, Inc...................     140,300           355,134
 FSF Financial Corp....................................      16,100           199,237
 *FSI International, Inc...............................      80,100         1,153,941
 *FTI Consulting, Inc..................................      37,800           354,375
 *FuelCell Energy, Inc.................................      37,350         1,620,056
 *Funco, Inc...........................................      50,500         1,241,984
 *Furr's/Bishop's, Inc.................................      24,800            71,300
 *Fusion Medical Technologies, Inc.....................      57,200           731,087
 *FVC.COM, Inc.........................................      26,800           150,750
 *FX Energy, Inc.......................................      67,900           513,494
 GA Financial, Inc.....................................      34,700           407,725
 *Gadzooks, Inc........................................      76,700         1,092,975
 Gainsco, Inc..........................................     164,705           864,701
 *Galagen, Inc.........................................      17,600            34,100
 *Galey & Lord, Inc....................................     102,400           249,600
 *GameTech International, Inc..........................      38,200           243,525
 Garan, Inc............................................      39,942           818,811
 *Garden Fresh Restaurant Corp.........................      46,600           506,775
 *Gardenburger, Inc....................................      69,400           377,362
 *Gardner Denver Machinery, Inc........................      29,200           511,000
 *Gart Sports Co.......................................       9,305            52,922
 *Gasonics International, Inc..........................      88,200         2,403,450
 *Gateway Industries, Inc..............................      11,120            20,502
 *GC Companies, Inc....................................       3,200            84,600
 *Geerling & Wade, Inc.................................      33,100           117,919
 *Gehl Co..............................................      47,900           857,709
 *Geltex Pharmaceuticals, Inc..........................      47,500           924,766
 *Gencor Industries, Inc...............................      41,700           263,231
 *Genelabs Technologies, Inc...........................     350,200         1,187,397
 General Binding Corp..................................      31,800           238,500
 *General Chemical Group, Inc..........................     103,100            99,878
 *General Communications, Inc. Class A.................     297,000         1,429,312
 *General Datacomm Industries, Inc.....................     165,600           652,050
 General Employment Enterprises, Inc...................      43,700           152,950
 *General Magic, Inc...................................     257,600           680,225
 General Magnaplate Corp...............................       8,500            20,187
 *Genesee & Wyoming, Inc...............................      11,900           217,919
 Genesee Corp. Class B.................................         800            14,950
 *Genesis Health Ventures, Inc.........................     223,200            83,700
 Genesis Worldwide, Inc................................      39,761            39,761
 *Genlyte Group, Inc...................................      14,700           299,053
 *Genome Therapeutics Corp.............................     129,500         2,011,297
 *GenStar Therapeutics Corporation.....................      28,200           130,425
 *Gensym Corp..........................................      53,700           195,502
 Gentek, Inc...........................................     143,800         1,941,300
 *Genus, Inc...........................................      41,400           227,700
 *Genzyme Transgenics Corp.............................     128,000         2,372,000
 *Geoworks.............................................     110,100         1,187,016
 *Gerber Childrenswear, Inc............................      70,000           367,500
 *Geron Corp...........................................      82,000         1,483,687

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Getty Petroleum Marketing, Inc.......................     119,900    $      434,637
 Getty Realty Corp. (Holding Co.)......................      68,500           766,344
 *Giant Group, Ltd.....................................      38,300            24,536
 *Giant Industries, Inc................................      87,500           771,094
 *Giga Information Group, Inc..........................      80,200           393,481
 *Giga-Tronics, Inc....................................      36,600           276,787
 *G-III Apparel Group, Ltd.............................      55,070           254,699
 *Gilman & Ciocia, Inc.................................      66,100           353,222
 *Gish Biomedical, Inc.................................      74,750           161,180
 Glacier Bancorp, Inc..................................      23,115           295,439
 *Glacier Water Services, Inc..........................      30,600           371,025
 *Gliatech, Inc........................................      79,600         1,490,012
 *Global Imaging Systems, Inc..........................      57,200           518,375
 *Global Payment Technologies, Inc.....................      42,700           266,875
 *Global Sources, Ltd..................................       6,287           173,482
 *Global Sports, Inc...................................      27,200           147,900
 *Global Technologies, Ltd.............................      27,050           100,592
 *Global Vacation Group, Inc...........................      87,400           223,962
 *Globe Business Resources, Inc........................      41,300           527,866
 *Globecomm Systems, Inc...............................      25,000           272,656
 Gold Banc Corp........................................      84,034           475,317
 Golden Enterprises, Inc...............................      61,500           192,187
 *Golden State Vintners, Inc...........................      20,000            96,250
 *Good Guys, Inc.......................................     174,900           470,044
 *Goodrich Petroleum Corp..............................       6,100            25,925
 *Goodys Family Clothing...............................      45,900           251,016
 Gorman-Rupp Co........................................      52,300           911,981
 *Gottschalks, Inc.....................................     108,100           547,256
 *Government Technology Services, Inc..................      79,400           240,681
 *GP Strategies Corp...................................      92,600           353,037
 *Gradco Systems, Inc..................................     154,986           288,177
 *Graham Corp..........................................      13,450           102,556
 *Grand Union Co.......................................      16,400            13,837
 Granite State Bankshares, Inc.........................      49,300           813,450
 *Graphic Packaging International Corp.................      58,000           199,375
 Gray Communications Systems, Inc......................      39,600           447,975
 Great Southern Bancorp, Inc...........................      28,900           485,881
 *Green Mountain Coffee, Inc...........................      27,200           489,600
 Green Mountain Power Corp.............................      45,800           363,537
 *Greenbriar Corp......................................      34,300            51,450
 Greenbrier Companies, Inc.............................     122,500           934,062
 *Griffin Land & Nurseries, Inc. Class A...............      23,400           315,900
 *Griffon Corp.........................................     110,800           671,725
 *Gristede's Sloans, Inc...............................      33,339            66,678
 *Group 1 Software, Inc................................      99,615         1,824,200
 *Grow Biz International, Inc..........................      55,800           272,025
 *Grubb & Ellis Co.....................................     169,500           942,844
 GS Financial Corp.....................................       6,400            76,800
 *GSV, Inc.............................................      47,700            23,850
 *GT Interactive Software Corp.........................      42,500            88,984
 *GTS Duratek, Inc.....................................     112,800           916,500
 *Guaranty Bancshares, Inc.............................       1,600            16,400
 Guaranty Federal Bancshares, Inc......................      16,100           160,497
 *Guest Supply, Inc....................................     107,100         1,880,944
 Guilford Mills, Inc...................................     173,600         1,139,250
 *Guilford Pharmaceuticals, Inc........................      65,000           905,937
 *Gulf Island Fabrication, Inc.........................      88,800         1,540,125
 *Gulfmark Offshore, Inc...............................      69,900         1,507,219
 *Gumtech International, Inc...........................      57,600           631,800
 *Gundle/SLT Environmental, Inc........................     129,600           405,000
 *Gymboree Corp........................................     176,800           494,487
                                                            SHARES             VALUE+
                                                            ------             ------
 *GZA Geoenvironmental Technologies, Inc...............      17,500    $      107,187
 Haggar Corp...........................................      57,200           663,162
 *Hagler Bailly, Inc...................................      35,400            64,162
 *Hahn Automotive Warehouse, Inc.......................      36,341            38,612
 *Hain Celestial Group, Inc............................      69,575         2,050,288
 *Halifax Corp.........................................       8,650            44,872
 *Hall Kinion Associates, Inc..........................      80,300         2,052,669
 Hallmark Capital Corp.................................      15,900           135,150
 *Hallwood Group, Inc..................................       2,653            25,369
 *Halsey Drug Co., Inc.................................     133,422           150,100
 *Hamilton Bancorp, Inc................................      80,000         1,375,000
 *Hammons (John Q.) Hotels, Inc. Class A...............      55,700           229,762
 *Hampshire Group, Ltd.................................       4,900            39,200
 *Hampton Industries, Inc..............................      47,722            89,479
 Hancock Fabrics, Inc..................................     175,100           820,781
 *Hanger Orthopedic Group, Inc.........................     114,100           549,106
 Harbor Federal Bancorp, Inc...........................         110             1,911
 *Harding Lawson Associates Group, Inc.................      43,800           496,856
 Hardinge Brothers, Inc................................      77,500           748,359
 Harmon Industries, Inc................................      97,700         1,306,737
 *Harolds Stores, Inc..................................      40,937           102,342
 *Harry's Farmers Market, Inc. Class A.................      20,200            22,725
 *Hartmarx Corp........................................     299,500           673,875
 *Harvard Industries, Inc..............................      12,000            54,375
 *Harvey Entertainment Co..............................      36,000           110,250
 *Hastings Entertainment, Inc..........................      67,000            88,984
 Hastings Manufacturing Co.............................      13,700           124,584
 *Hathaway Corp........................................      34,580           123,191
 *Hauppauge Digital, Inc...............................      63,400           540,881
 *Hauser, Inc..........................................      20,275            27,878
 Haven Bancorp, Inc....................................      77,600         1,391,950
 Haverty Furniture Co., Inc............................      40,000           450,000
 Haverty Furniture Co., Inc. Class A...................      12,000           141,000
 *Hawaiian Airlines, Inc...............................     351,400           878,500
 *Hawk Corp............................................      65,000           442,812
 *Hawker Pacific Aerospace.............................      50,000           281,250
 Hawkins Chemical, Inc.................................      91,300           718,987
 *Hawthorne Financial Corp.............................      47,600           386,750
 *HD Vest, Inc.........................................      11,600            70,687
 *Headway Corporate Resources, Inc.....................      85,100           271,256
 *Health Management Systems, Inc.......................     150,300           622,336
 *Health Power, Inc....................................      13,700            60,794
 *Health Risk Management, Inc..........................      38,800           225,525
 *Health Systems Design Corp...........................      57,900           325,687
 *HealthAxis, Inc......................................      58,600           309,481
 *Healthcare Recoveries, Inc...........................     105,000           365,859
 *Healthcare Services Group, Inc.......................     118,200           531,900
 *Healthcare.com Corp..................................     233,500           598,344
 *Healthcor Holdings...................................      30,000             1,050
 Healthplan Services Corp..............................     117,998           287,620
 *Heartport, Inc.......................................     203,200           641,350
 *Hearx, Ltd...........................................      32,800           129,150
 *HeavenlyDoor.com, Inc................................       3,063             4,882
 *Hecla Mining Co......................................      45,000            47,812
 *Hector Communications Corp...........................      24,700           314,925
 *HEI, Inc.............................................      23,800           288,575
 Heico Corp............................................      75,598           992,224
 Heico Corp. Class A...................................      20,149           261,937
 Heilig-Meyers Co......................................      74,200           125,212

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Hello Direct, Inc....................................      45,200    $      562,175
 *Hemasure, Inc........................................      56,400           130,425
 *Hemispherx Biopharma, Inc............................      93,100           541,144
 Heritage Financial Corp...............................      80,400           635,662
 *Herley Industries, Inc...............................      39,700           642,644
 *Heska Corp...........................................     110,000           223,437
 *Hexcel Corp..........................................     102,300           792,825
 HF Financial Corp.....................................      27,200           235,450
 *Hibbett Sporting Goods, Inc..........................      49,600           962,550
 *Hickory Tech Corp....................................      11,800           154,875
 *High Plains Corp.....................................     137,576           309,546
 *Highlands Insurance Group, Inc.......................     117,200           849,700
 Hilb Rogal Hamilton Co................................      27,335           855,927
 *Hines Horticulture, Inc..............................     169,000         1,124,906
 Hingham Institution for Savings MA....................       5,350            66,206
 *Hirsch International Corp. Class A...................      58,600            82,406
 *Hi-Shear Technology Corp.............................      43,650            87,300
 *Hi-Tech Pharmacal, Inc...............................      37,500           145,898
 *HMI Industries, Inc..................................      84,200           123,669
 HMN Financial, Inc....................................      39,900           451,369
 *HMT Technology Corp..................................      80,500           138,359
 *Hoenig Group, Inc....................................      64,900           602,353
 *Holiday RV Superstores, Inc..........................      61,600           257,950
 *Hollis-Eden Pharmaceuticals, Inc.....................      29,700           265,444
 Holly Corp............................................      70,900           709,000
 *Hollywood Casino Corp. Class A.......................     213,400         1,080,337
 *Hologic, Inc.........................................     132,100           759,575
 *Holt's Cigar Holdings, Inc...........................       3,264            18,054
 Home Bancorp..........................................       6,200            91,644
 Home Federal Bancorp..................................      40,500           665,719
 Home Port Bancorp, Inc................................       8,400           203,700
 *Home Products International, Inc.....................      60,700           261,769
 *Homebase, Inc........................................     325,700           610,687
 *Homegold Financial, Inc..............................      32,600            29,544
 *Homeland Holding Corp................................       4,300            16,931
 HopFed Bancorp, Inc...................................       3,700            37,809
 Horizon Financial Corp................................      51,503           481,231
 *Horizon Health Corp..................................      53,200           322,525
 *Horizon Medical Products, Inc........................       1,000             2,125
 *Horizon Offshore, Inc................................     151,300         1,706,853
 *Horizon Organic Holding Corp.........................      22,500           216,562
 *Horizon Pharmacies, Inc..............................      50,600           189,750
 *Hot Topic, Inc.......................................      62,700         1,600,809
 *Hotelworks.com, Inc..................................     116,700            43,762
 *Hovnanian Enterprises, Inc. Class A..................     120,900           664,950
 Howell Corp...........................................     108,200         1,007,612
 *Howtek, Inc..........................................      37,500            70,898
 *HPSC, Inc............................................      74,800           705,925
 *HS Resources, Inc....................................      10,428           349,990
 *HTE, Inc.............................................     143,400           145,641
 *Hub Group, Inc. Class A..............................      60,500           765,703
 *Hudson Hotels Corp...................................       9,500             9,648
 Hudson River Bancorp, Inc.............................      53,300           521,341
 *Hudson Technologies, Inc.............................      29,600            61,975
 Huffy Corp............................................     105,800           343,850
 Hunt Corp.............................................      85,300           858,331
 *Huntco, Inc. Class A.................................      42,200           129,237
 *Hurco Companies, Inc.................................      50,500           220,937
 *Hvide Marine, Inc. Class A...........................      52,300                 0
 *Hycor Biomedical, Inc................................      69,316           346,580
 *HyperFeed Technologies, Inc..........................     130,300           382,756
 *Hyseq, Inc...........................................      87,800         2,033,119
                                                            SHARES             VALUE+
                                                            ------             ------
 Iberiabank Corp.......................................      55,800    $      833,512
 *Ibis Technology Corp.................................      15,700           564,219
 *Ico, Inc.............................................     171,518           281,397
 *ICT Group, Inc.......................................      60,600           426,094
 *ICU Medical, Inc.....................................      75,550         1,418,923
 *Identix, Inc.........................................      42,900           552,337
 *IDG Books Worldwide, Inc.............................      67,900           608,978
 *IEC Electronics Corp.................................      65,200           124,287
 *IFR Systems, Inc.....................................      95,102           543,865
 *IGI, Inc.............................................      70,100           100,769
 *Igo Corp.............................................      10,000            37,500
 *II-VI, Inc...........................................      59,600         2,290,875
 *Ikos Systems, Inc....................................      68,750           585,449
 *Il Fornaio (America) Corp............................      42,200           363,975
 *ilife.com, Inc.......................................      50,700           102,984
 *Image Entertainment, Inc.............................     141,500           561,578
 *Imatron, Inc.........................................     250,000           519,531
 IMCO Recycling, Inc...................................     142,300           951,631
 *Immucor, Inc.........................................      59,600           478,662
 *Immune Response Corp. DE.............................     199,500         1,343,508
 *Immunogen, Inc.......................................     117,400           810,794
 *Immunomedics, Inc....................................     160,200         1,987,481
 *Impath, Inc..........................................      56,300         3,063,072
 *Impco Technologies, Inc..............................      49,100         1,408,556
 *Imperial Credit Industries, Inc......................     285,000           997,500
 Imperial Sugar Co.....................................     277,000           380,875
 *Impreso.com, Inc.....................................      30,300           124,041
 *In Home Health, Inc..................................       8,900            18,217
 *Inacom Corp..........................................      26,900             4,573
 Independence Holding Co...............................      15,619           193,285
 Independent Bank Corp. MA.............................     131,800         1,643,381
 Independent Bank East.................................      96,200         1,256,612
 Independent Bankshares, Inc...........................       1,182            22,458
 *Individual Investor Group, Inc.......................      52,400           108,894
 Industrial Bancorp, Inc...............................      19,300           219,537
 *Industrial Data Systems Corp.........................      11,500            12,937
 *Industrial Distribution Group, Inc...................      73,800           175,275
 *Industrial Holdings, Inc.............................      96,400           111,462
 *Industri-Matematik International Corp................      33,800           177,450
 *Inference Corp. Class A..............................      60,000           371,250
 *Infinium Software, Inc...............................     113,600           365,650
 *Infocure Corp........................................     105,700           459,134
 *Infonautics Corp. Class A............................      47,600           194,862
 *Information Architects Corp..........................      12,100            84,322
 *Information Management Associates, Inc...............      71,200           311,500
 *Information Resource Engineering, Inc................      49,100           702,744
 *Information Resources, Inc...........................      74,600           370,669
 *Infu-tech, Inc.......................................      14,600            30,341
 *Ingenuus Corp........................................      40,600            59,631
 *Innerdyne, Inc.......................................     191,300         1,064,106
 *Innodata Corp........................................       8,349            51,659
 *Innotrac Corp........................................     120,000           592,500
 *Innovative Clinical Solutions, Ltd...................      40,600             7,105
 *Innovative Gaming Corp. of America...................      41,050            30,146
 *Innoveda, Inc........................................     133,000           594,344
 Innovex, Inc..........................................      89,600           770,000
 *Inprise Corp.........................................       4,000            22,312
 *Insignia Financial Group, Inc........................     184,000         2,081,500
 *Insite Vision, Inc...................................     167,500           659,531
 *Insituform East, Inc.................................      20,200            27,144

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Inso Corp............................................     112,200    $      396,206
 *Inspire Insurance Solutions, Inc.....................     163,300           566,447
 Insteel Industries, Inc...............................      69,644           400,453
 *Insurance Auto Auctions, Inc.........................      89,700         1,740,741
 *Insurance Management Solutions, Inc..................     104,000           167,375
 *Integra Lifesciences Corp............................     101,100           714,019
 *Integra, Inc.........................................      41,400            25,875
 *Integral Vision, Inc.................................     105,500           184,625
 *IntegraMed America, Inc..............................      16,900            52,812
 *Integrated Electrical Services, Inc..................       5,200            25,675
 *Integrated Measurement System, Inc...................      64,400           957,950
 *Integrated Silicon Solution, Inc.....................     134,100         3,976,903
 *INTELFILM Corp.......................................      47,500           124,687
 *Intellicall, Inc.....................................      80,807            65,656
 *Intellicorp, Inc.....................................       6,900            10,566
 *Intellidata Technologies Corp........................      98,200           598,406
 Intelligent Systems Corp..............................      29,200           124,100
 *Intelligroup, Inc....................................      64,500           611,742
 *Inter Parfums, Inc...................................      69,000           810,750
 Interchange Financial Services Corp...................      52,010           663,127
 *InterDent, Inc.......................................     118,600           378,037
 *Interface Systems, Inc...............................      39,800           279,844
 Interface, Inc. Class A...............................      68,700           300,562
 *Interferon Scientific, Inc...........................      13,680            17,314
 *Interlink Electronics................................      57,700         1,251,369
 *Interlinq Software Corp..............................      41,400           116,437
 *Interlogix, Inc......................................      70,100         1,546,581
 *Interlott Technologies, Inc..........................      20,100           118,087
 *Intermagnetics General Corp..........................     165,361         1,880,981
 Intermet Corp.........................................      63,900           440,311
 *International Aircraft Investors.....................      14,200            72,775
 International Aluminum Corp...........................      18,500           269,406
 *International FiberCom, Inc..........................      12,400           177,862
 *International Microcomputer Software, Inc............       4,200             2,772
 *International Remote Imaging Systems, Inc............      35,350            50,816
 International Shipholding Corp........................      54,800           417,850
 *International Total Services, Inc....................      46,000            46,000
 *Interneuron Pharmaceuticals, Inc.....................      83,400           129,009
 *Interphase Corp......................................      50,100           707,662
 *Interplay Entertainment Corp.........................      14,500            25,828
 Interpool, Inc........................................     113,300           906,400
 *Interpore International..............................     117,500           897,773
 *Interstate National Dealers Services, Inc............      40,300           219,131
 *Intervisual Books, Inc. Class A......................       5,900             8,481
 *Intevac, Inc.........................................     101,300           316,562
 *Inverness Medical Technology, Inc....................     144,200         1,117,550
 Investors Title Co....................................      24,000           264,000
 *Invision Technologies, Inc...........................      95,600           385,387
 *Invivo Corp..........................................      28,300           284,769
 *Iomed, Inc...........................................      21,300           117,150
 *IRI International Corp...............................      28,100           251,144
 *Iridex Corp..........................................      47,100           400,350
 Iroquois Bancorp......................................       1,700            55,409
 *Isco, Inc............................................     101,341           454,451
 *Isle of Capri Casinos, Inc...........................     170,700         2,331,122
 *Isolyser Co., Inc....................................     355,100         1,253,947
 *I-Stat Corp..........................................     108,100         1,584,341
 *IT Group, Inc .......................................      93,800           545,212
                                                            SHARES             VALUE+
                                                            ------             ------
 *ITC Learning Corp....................................      34,000    $       83,937
 *ITEQ, Inc............................................     202,455           113,881
 *ITLA Capital Corp....................................      63,400           828,162
 *Itron, Inc...........................................     101,100           470,747
 *Ivex Packaging Corp..................................     180,100         1,620,900
 *IVI Checkmate Corp...................................     125,888           369,796
 *J & J Snack Foods Corp...............................      77,500         1,155,234
 *J. Alexander's Corp..................................     120,200           465,775
 *J. Jill Group, Inc...................................      85,900           528,822
 *Jackpot Enterprises, Inc.............................      64,575           746,648
 Jacksonville Bancorp, Inc.............................      14,500           185,781
 *Jaclyn, Inc..........................................      23,227            46,454
 *Jaco Electronics, Inc................................      31,073           505,907
 *Jacobson Stores, Inc.................................      49,700           279,562
 *Jan Bell Marketing, Inc..............................     224,900           491,969
 *Jason, Inc...........................................     154,100         1,550,631
 Jefferson Savings Bancorp, Inc........................      85,500           932,484
 *Jennifer Convertibles, Inc...........................      41,000            84,562
 *JFAX.com, Inc........................................     305,000           467,031
 *JLK Direct Distribution, Inc. Class A................       8,500            58,969
 *JLM Industries, Inc..................................      51,300           193,978
 *JMAR Industries, Inc.................................     123,800           510,675
 *Johnson Outdoors, Inc................................      64,000           566,000
 *Jos. A. Bank Clothiers, Inc..........................      58,700           265,984
 *Joule, Inc...........................................      42,100            57,887
 *JPM Co...............................................      63,300           326,391
 *Jps Packaging Company................................      22,450            63,141
 *JWGenesis Financial Corp.............................      76,650           632,362
 K Swiss, Inc. Class A.................................      51,700           680,178
 *K2, Inc..............................................     139,970           988,538
 *Kaiser Group International, Inc......................     199,000            27,984
 *Kaiser Ventures, Inc.................................      92,000         1,190,250
 *Kaneb Services, Inc..................................     270,900         1,320,637
 Kankakee Bancorp, Inc.................................       1,500            28,969
 *Kasper A.S.L., Ltd...................................      30,800            79,406
 Katy Industries, Inc..................................      71,900           696,531
 Kaye Group, Inc.......................................      45,200           305,100
 *KBK Capital Corp.....................................      30,000           125,625
 *KCS Energy, Inc......................................      52,100            58,612
 Keithley Instruments, Inc.............................      17,300         1,067,194
 *Kellstrom Industries, Inc............................     102,400           515,200
 Kenan Transport Co....................................         200             3,725
 *Kendle International, Inc............................      88,000           555,500
 *Kennedy-Wilson, Inc..................................      78,100           402,703
 *Kensey Nash Corp.....................................      64,200           617,925
 *Kent Financial Services, Inc.........................      28,556           117,794
 *Kentucky Electric Steel, Inc.........................      19,800            42,075
 Kentucky First Bancorp, Inc...........................       4,500            45,844
 *Keravision, Inc......................................     161,000           850,281
 *Kevco, Inc...........................................      67,700           107,897
 Kewaunee Scientific Corp..............................      20,400           237,788
 *Key Production Co., Inc..............................      99,800         1,603,038
 *Key Technology, Inc..................................      40,500           350,578
 *Key Tronic Corp......................................     129,100           350,991
 *Keystone Automotive Industries, Inc..................     134,500           985,633
 *Keystone Consolidated Industries, Inc................      88,600           343,325
 *KFX, Inc.............................................     114,800           200,900
 *Kimmins Corp.........................................      10,833             3,399
 *Kinark Corp..........................................      57,700            75,731
 *Kinnard Investment, Inc..............................      42,000           333,375
 *Kit Manufacturing Co.................................      12,000            78,000

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Kitty Hawk, Inc......................................      97,400    $       45,535
 Klamath First Bancorp, Inc............................      68,000           760,750
 *KLLM Transport Services, Inc.........................      37,400           298,031
 Knape & Vogt Manufacturing Co.........................      30,688           465,115
 *Knight Transportation, Inc...........................      41,200           627,013
 *Koala Corp...........................................      54,200           779,125
 Kollmorgen Corp.......................................      88,600         2,026,725
 *Komag, Inc...........................................     433,700           908,059
 *Kos Pharmaceuticals, Inc.............................      20,500           320,953
 *Koss Corp............................................      52,000           869,375
 *Krauses Furniture, Inc...............................      50,400            63,000
 *Kroll-O'Gara Co......................................      32,800           175,275
 *Krug International Corp..............................      33,465            43,923
 *K-Tel International, Inc.............................      82,100           151,372
 *K-Tron International, Inc............................      63,400         1,000,531
 *Kushner-Locke Co.....................................      56,300           110,841
 *KVH Industries, Inc..................................      40,400           210,838
 *La Jolla Pharmceutical Co............................      49,600           172,050
 *LaBarge, Inc.........................................     221,650           387,888
 LabOne, Inc...........................................      74,550           384,398
 *Labtec, Inc..........................................       6,233            38,956
 *Laclede Steel Co.....................................      25,450            10,339
 LaCrosse Footwear, Inc................................      17,600            70,950
 *Ladish Co., Inc......................................     115,200         1,004,400
 *Lakeland Industries, Inc.............................      22,500           143,438
 *Lakes Gaming, Inc....................................      57,000           468,469
 *Lamson & Sessions Co.................................     143,800         1,150,400
 *Lancer Corp..........................................      99,225           359,691
 *Landair Corp.........................................      50,100           205,097
 Landauer, Inc.........................................      76,800         1,420,800
 *Landec Corp..........................................     131,100           671,888
 *Landmark Systems, Inc................................      22,400           144,200
 Landrys Seafood Restaurants, Inc......................      28,100           219,531
 *Larscom, Inc.........................................      32,200           161,000
 *Laser Power Corp.....................................      10,500            22,969
 *Laser Vision Centers, Inc............................      34,700           163,741
 *LaserSight Corporation...............................     116,400           592,913
 *Lason, Inc...........................................      90,200           233,956
 *Launch Media, Inc....................................      18,000           156,938
 Lawrence Savings Bank MA..............................      14,900           107,559
 Lawson Products, Inc..................................       4,900           117,447
 *Layne Christensen Co.................................     100,500           445,969
 *Lazare Kaplan International, Inc.....................      72,800           637,000
 La-Z-Boy, Inc.........................................      43,906           705,240
 *LBP, Inc.............................................      27,800            92,956
 *LCA-Vision, Inc......................................      89,600           249,200
 *LCC International, Inc. Class A......................      52,100           770,103
 *Leapnet, Inc.........................................     128,200           410,642
 *Learn2.com, Inc......................................     240,257           461,744
 *Lechters, Inc........................................     141,800           217,131
 *Lecroy Corp..........................................      66,600           703,463
 *Lectec Corp..........................................      24,437            65,674
 Lesco, Inc............................................      87,100         1,355,494
 *Level 8 Systems, Inc.................................      51,800         1,014,956
 *Lexington Global Asset Managers, Inc.................      23,000           232,156
 Liberty Bancorp, Inc..................................       6,600            45,581
 Liberty Homes, Inc. Class A...........................         200             1,300
 *Life Financial Corp..................................      33,600           132,300
 *Lifecell Corp........................................      32,800           193,725
 *Lifecore Biomedical, Inc.............................     108,400           789,288
 *Lifeline Systems, Inc................................      34,000           414,375
                                                            SHARES             VALUE+
                                                            ------             ------
 *Lifemark Corporation.................................      20,133    $      113,877
 Lifetime Hoan Corp....................................      90,102           748,973
 *Lightning Rod Software, Inc..........................       2,180            10,968
 Lillian Vernon Corp...................................      77,200           752,700
 *Lindal Cedar Homes, Inc..............................      40,777            82,828
 Lindberg Corp.........................................      53,200           418,950
 Lindsay Manufacturer Co...............................      42,500           796,875
 Liqui Box Corp........................................      13,400           678,794
 *Lithia Motors, Inc. Class A..........................      64,000           776,000
 *Littlefield, Adams & Co..............................      16,577             4,144
 *LLEX Oncology, Inc...................................      45,200         1,128,588
 *LLX Resorts, Inc.....................................      15,900            32,297
 *LMI Aerospace, Inc...................................       1,400             3,981
 *Lodgenet Entertainment Corp..........................      91,700         2,140,622
 *Lodgian, Inc.........................................     180,000           405,000
 *Loehmanns, Inc.......................................      75,000             5,438
 *Loews Cineplex Entertainment Corp....................     154,000           404,250
 *Logic Devices, Inc...................................      57,100           133,828
 *Logility, Inc........................................     114,300           460,772
 *Lojack Corp..........................................     142,000           980,688
 *Loronix Information Systems, Inc.....................      42,100         1,405,088
 LSB Bancshares, Inc. NC...............................      34,390           492,207
 *LSB Industries, Inc..................................     109,200            88,725
 LSI Industries, Inc...................................     143,403         2,460,258
 Luby's Cafeterias, Inc................................      34,500           304,031
 Lufkin Industries, Inc................................      48,600           823,163
 *Lumisy, Inc..........................................      75,500           186,391
 *Lunar Corp...........................................      83,100           919,294
 *Lund International Holdings, Inc.....................      15,800            71,100
 *Lydall, Inc..........................................     134,800         1,406,975
 *Lynch Corp...........................................      29,600           913,900
 *Lynch Interactive Corp...............................      29,600         3,108,000
 *Lynx Therapeutics, Inc...............................      21,800           349,481
 *M.H. Meyerson & Co., Inc.............................      55,400           206,019
 *Mace Security International, Inc.....................      63,100           122,256
 *Mac-Gray Corp........................................     107,800           330,138
 *Mackie Designs, Inc..................................     107,900           738,441
 *Madden (Steven), Ltd.................................      93,500         1,493,078
 *Made2Manage Systems, Inc.............................      38,900           250,419
 *Magainin Pharmaceuticals, Inc........................     231,700           796,469
 *Magellan Health Services, Inc........................     182,900           388,663
 *Magnetek, Inc........................................      83,300           702,844
 *Magnum Hunter Resources, Inc.........................     182,500           980,938
 *MAI Systems Corp.....................................      87,207            43,604
 *Mail.com, Inc........................................      34,494           191,334
 *Main Street & Main, Inc..............................      75,325           249,514
 Main Street Bancorp, Inc..............................      28,200           237,497
 Maine Public Service Co...............................      32,700           606,994
 *Mallon Resources Corp................................      59,975           458,246
 *Manatron, Inc........................................         115               783
 *Manchester Equipment Co., Inc........................      69,600           304,500
 *Manhattan Associates, Inc............................      46,300           878,253
 *Manugistic Group, Inc................................      52,000         1,511,250
 *Mapics, Inc..........................................     174,900           888,164
 *Mapinfo Corp.........................................      69,000         2,029,031
 *Marine Transport Corp................................      51,000           133,875
 *MarineMax, Inc.......................................       5,250            48,234
 *Marisa Christina, Inc................................      72,200           121,838
 Maritrans, Inc........................................      90,000           534,375
 *Marketing Services, Inc..............................      11,200            57,750
 *MarkWest Hydrocarbon, Inc............................      61,100           511,713
 *Marlton Technologies, Inc............................      63,000            78,750

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Marsh Supermarkets, Inc. Class A......................      17,700    $      287,625
 Marsh Supermarkets, Inc. Class B......................      29,800           307,313
 *Martek Biosciences Corp..............................     117,500         2,177,422
 *Marten Transport, Ltd................................      52,800           709,500
 Massbank Corp. Reading, MA............................      20,933           618,832
 Matec Corp............................................      23,800           184,450
 *Material Sciences Corp...............................     135,167         1,453,045
 *Mathsoft, Inc........................................      40,100            97,744
 *Matlack Systems, Inc.................................      75,800           232,138
 *Matria Healthcare, Inc...............................     280,800           956,475
 *Matritech, Inc.......................................     203,800           904,363
 *Matrix Bancorp, Inc..................................      16,800           131,775
 *Matrix Pharmaceutical, Inc...........................     178,800         1,553,325
 *Matrix Service Co....................................      83,600           407,550
 *Matthews Studio Equipment Group......................      50,600             1,581
 *Mattson Technology, Inc..............................      86,500         2,622,031
 Maui Land & Pineapple Company, Inc....................      14,700           286,650
 *Maverick Tube Corp...................................      54,700         1,923,047
 *Max & Ermas Restaurants, Inc.........................      21,844           188,405
 *Maxco, Inc...........................................      18,800           146,875
 *Maxicare Health Plans, Inc...........................     125,800           204,425
 *Maxim Pharmaceuticals, Inc...........................      59,300         2,281,197
 *Maxwell Shoe Company, Inc............................      75,600           574,088
 *Maxwell Technologies, Inc............................      83,800         1,178,438
 *Maxxam, Inc..........................................       9,500           242,250
 Mayflower Co-Operative Bank Middleboro................         300             3,188
 *Maynard Oil Co.......................................     103,200         1,728,600
 *Mays (J.W.), Inc.....................................       2,700            14,175
 *Mazel Stores, Inc....................................      78,600           687,750
 *MB Financial, Inc....................................      27,500           305,078
 *McClain Industries, Inc..............................      91,066           441,101
 McGrath Rent Corp.....................................      70,000         1,098,125
 *McMoran Exploration Co...............................      15,100           234,994
 *McNaughton Apparel Group, Inc........................      65,000           619,531
 *McWhorter Technologies, Inc..........................      86,000         1,682,375
 *Meade Instruments Corp...............................      35,300         1,748,453
 *Meadow Valley Corp...................................      16,400            62,525
 Meadowbrook Insurance Group, Inc......................      75,000           403,125
 *Measurement Specialties, Inc.........................      29,550           753,525
 MECH Financial, Inc...................................      17,700           611,203
 *Mechanical Dynamics, Inc.............................      54,000           320,625
 Medford Bancorp, Inc..................................      75,800         1,132,263
 *Media 100, Inc.......................................      82,600         1,460,988
 *Media Arts Group, Inc................................     111,600           432,450
 *MediaBay, Inc........................................      34,100           111,891
 *Medialink Worldwide, Inc.............................      48,500           348,594
 *Medical Action Industries, Inc.......................      77,000           305,594
 *Medical Alliance, Inc................................      53,800           208,475
 *Medical Resources, Inc...............................      40,175             2,310
 *Medicalcontrol, Inc..................................      21,700           135,625
 *Medicore, Inc........................................      47,500            96,484
 *Medplus, Inc.........................................      50,700           261,422
 *Medstone International, Inc..........................      43,700           233,522
 *MEDTOX Scientific, Inc...............................       4,100            35,363
 Merchants Bancshares, Inc.............................      35,300           697,175
 Merchants Group, Inc..................................      15,700           238,444
 *Mercury Air Group, Inc...............................      55,600           264,100
 Meridian Diagnostics, Inc.............................     129,454           873,815
 Meridian Insurance Group, Inc.........................      43,207           583,295
 *Meridian Medical Technology, Inc.....................      25,700           221,663
                                                            SHARES             VALUE+
                                                            ------             ------
 *Meridian Resource Corp...............................     433,272    $    2,301,758
 *Merisel, Inc.........................................     253,400           201,928
 *MeriStar Hotels & Resorts, Inc.......................      57,300           164,738
 *Merit Medical Systems, Inc...........................      57,650           284,647
 *Merix Corp...........................................      55,900         1,538,997
 *Merrimac Industries, Inc.............................      13,565           164,476
 *Mesa Air Group, Inc..................................     257,100         1,538,583
 *Mesa Labs, Inc.......................................      29,700           132,258
 *Mesaba Holdings, Inc.................................      34,050           392,639
 *Messagemedia, Inc....................................      26,000            77,188
 *Mestek, Inc..........................................     118,750         1,974,219
 *Meta Group, Inc......................................      19,400           481,969
 *Metacreations Corp...................................     147,700         1,056,978
 *Metal Management, Inc................................     162,606           221,043
 *Metatec Corp. Class A................................      65,100           179,025
 *Met-Coil Systems Corp................................      27,500           193,359
 Met-Pro Corp..........................................     151,665         1,289,153
 *Metro One Telecommunications, Inc....................      99,200           988,900
 *Metrocall, Inc.......................................     280,263           902,097
 MetroCorp. Bancshares, Inc............................      19,000           139,531
 *Metrologic Instruments, Inc..........................      57,300           895,313
 *Metrotrans Corp......................................       7,000               875
 Metrowest Bank MA.....................................     122,900           722,038
 MFB Corp..............................................       8,400           139,125
 *MFRI, Inc............................................      30,800           121,275
 *MGI Pharma, Inc......................................     133,700         2,924,688
 MI Schottenstein Homes, Inc...........................      75,200         1,278,400
 *Michael Anthony Jewelers, Inc........................      74,300           185,750
 *Micro Component Technology, Inc......................      39,300           222,291
 *Micro Linear Corp....................................      98,000           517,563
 *Microage, Inc........................................     142,300            67,593
 *Microcide Pharmaceuticals, Inc.......................      75,500           563,891
 MicroFinancial, Inc...................................      30,200           286,900
 *Micrografx, Inc......................................      97,800           320,906
 *Micros to Mainframes, Inc............................      31,900           189,406
 *Microsemi Corp.......................................     132,875         2,877,574
 *Microtest, Inc.......................................      67,000           498,313
 *Micro-Therapeutics, Inc..............................      57,500           318,047
 *Microtouch Systems, Inc..............................      71,200           629,675
 *Microware Systems Corp...............................     100,000           293,750
 *Microwave Power Dynamics, Inc........................      91,900           452,320
 Mid America Banccorp..................................          52             1,216
 Midcoast Energy Resources, Inc........................      62,200           995,200
 *Middleby Corp........................................      93,600           625,950
 Middlesex Water Co....................................      24,600           721,088
 Midland Co............................................      44,100         1,113,525
 *Midway Airlines Corp.................................      64,200           381,188
 *Midwest Grain Products, Inc..........................      69,900           491,484
 Mikasa, Inc...........................................      49,300           474,513
 *Mikohn Gaming Corp...................................      50,150           318,139
 *Miller Building Systems, Inc.........................      72,800           411,775
 *Miller Industries, Inc...............................     234,700           542,744
 *Miltope Group, Inc...................................      44,000            88,688
 *MIM Corp.............................................     111,500           205,578
 *Mining Services International Corp...................         400               825
 Minntech Corp.........................................      56,630           417,650
 *Minolta-QMS, Inc.....................................      56,574           187,401
 Minuteman International, Inc..........................      15,400           129,938
 *Miravant Medical Technologies........................      42,200           520,906
 Mississippi Chemical Corp.............................     141,300           821,306
 *Mitcham Industries, Inc..............................      73,800           434,728
 *Mity-Lite, Inc.......................................      42,150           576,928

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Mobile America Corp..................................      50,000    $      131,250
 *Mobile Mini, Inc.....................................      56,200         1,169,663
 *Mobius Management Systems, Inc.......................     154,800           633,713
 MOCON, Inc............................................      84,975           481,968
 *Modtech Holdings, Inc................................      87,245           940,610
 *Molecular Biosystems, Inc............................     160,700           110,481
 *Molecular Devices Corp...............................         100             5,331
 *Monarch Casino and Resort, Inc.......................      82,100           389,975
 *Monarch Dental Corp..................................      89,800           259,578
 *Monro Muffler Brake, Inc.............................      54,398           453,883
 Monterey Bay Bancorp, Inc.............................      21,975           195,715
 *Monterey Pasta Co....................................     100,500           395,719
 *Moog, Inc. Class A...................................      15,900           339,863
 *Moore Handley, Inc...................................       1,500             2,484
 *Moore Medical Corp...................................      26,100           228,375
 *Morgan's Foods, Inc..................................         600             1,500
 *Morton Industrial Group, Inc. Class A................      22,645           121,717
 *Morton's Restaurant Group, Inc.......................      54,900         1,008,788
 *Mossimo, Inc.........................................     149,750            74,875
 *Mother's Work, Inc...................................      33,500           353,844
 *Motor Car Parts & Accessories, Inc...................      46,500            47,314
 *Motor Cargo Industries, Inc..........................       6,900            34,500
 *Motor Club of America................................      20,500           162,719
 Movado Group, Inc.....................................      81,700           782,533
 *Movie Gallery, Inc...................................     110,700           370,153
 *MSC Software Corp....................................     124,600         1,074,675
 MTS Systems Corp......................................     110,447           802,466
 Mueller (Paul) Co.....................................      26,700           642,469
 *Multi Color Corp.....................................      13,600           107,950
 *Multiple Zones International, Inc....................     115,500           485,461
 *N & F Worldwide Corp.................................     158,800           813,850
 *NABI, Inc............................................     300,086         1,739,561
 *Nanometrics, Inc.....................................      59,600         1,463,925
 *Nanophase Technologies Corp..........................      47,000           353,969
 *Napco Security Systems, Inc..........................      64,100           244,381
 *Napro Biotherapeutics, Inc...........................     176,000         1,001,000
 Nash Finch Co.........................................      98,100           763,341
 Nashua Corp...........................................      50,600           417,450
 *Nastech Pharmaceutical Co., Inc......................      54,800           214,919
 *Nathans Famous, Inc..................................      34,600           101,638
 *National Beverage Corp...............................     104,300           886,550
 National City Bancorp.................................      74,657         1,082,527
 *National Dentex Corp.................................      37,000           583,906
 *National Equipment Services, Inc.....................     101,400           576,713
 *National Home Centers, Inc...........................      60,000           102,188
 *National Home Health Care Corp.......................      22,283            91,917
 *National Record Mart, Inc............................      43,400            69,847
 *National Research Corp...............................      52,200           285,469
 *National RV Holdings, Inc............................      84,750           958,734
 National Security Group, Inc..........................      10,500           120,750
 *National Standard Co.................................      96,500           174,906
 National Technical Systems, Inc.......................      71,800           224,375
 *National Techteam, Inc...............................     117,300           392,222
 *Natrol, Inc..........................................      41,800           175,691
 *Natural Alternatives International, Inc..............      51,800            81,747
 *Natural Microsystems Corp............................      12,400           798,638
 *Natural Wonders, Inc.................................      67,600            76,050
 Natures Sunshine Products, Inc........................     147,100         1,121,638
 *Navarre Corp.........................................     146,700           263,602
 *Navigant International, Inc..........................      54,600           494,813
 *Navigators Group, Inc................................      25,920           228,420
 NBT Bancorp...........................................     101,392         1,013,920
                                                            SHARES             VALUE+
                                                            ------             ------
 *NCS Healthcare, Inc..................................     102,600    $       92,981
 *Neff Corp. Class A...................................     138,100           526,506
 Nelson (Thomas), Inc..................................     134,600           950,613
 *Neogen Corp..........................................      44,900           272,206
 *NeoMagic Corp........................................      44,100           137,123
 *Neopharm, Inc........................................      97,800         1,387,538
 *Neorx Corp...........................................     170,900         2,472,709
 *Neose Technologies, Inc..............................      77,500         2,165,156
 *Neotherapeutics, Inc.................................      74,200           820,838
 *Neoware Systems, Inc.................................      10,000            19,844
 *Netmanage, Inc.......................................     363,800           994,766
 *NetRadio Corp........................................      85,000           225,781
 *Netrix Corp..........................................      95,700         1,049,709
 *Netspeak Corp........................................      84,200           834,106
 *Network Computing Devices, Inc.......................     133,500           212,766
 *Network Equipment Technologies, Inc..................     111,300         1,189,519
 *Network Peripherals, Inc.............................       4,200            74,681
 *Network Six, Inc.....................................         775             2,882
 *Neurobiological Technologies, Inc....................      14,600           101,288
 *Neurocrine Biosciences, Inc..........................      62,200         1,321,750
 *Neurogen Corp........................................      92,600         2,181,888
 *New American Healthcare Corp.........................       9,800               392
 *New Brunswick Scientific Co., Inc....................      49,960           262,290
 *New Century Financial Corp...........................     114,600         1,056,469
 *New Day Runner, Inc..................................      20,480            33,600
 New Hampshire Thrift BancShares, Inc..................         600             7,613
 *New Horizons Worldwide, Inc..........................      82,200         1,433,363
 *New Mexico & Arizona Land Co.........................      59,500           304,938
 *New World Coffee - Manhattan Bagel...................      14,600            29,656
 *Newcor, Inc..........................................      86,126           183,018
 *Newmark Homes Corp...................................       4,200            24,938
 Newmil Bancorp, Inc...................................      44,200           447,525
 *Newsedge Corp........................................     155,800           309,166
 *Nexell Therapeutics, Inc.............................       2,250             7,770
 *Nexthealth, Inc......................................      31,500            88,594
 *Niagara Corp.........................................      75,100           323,869
 Nitches, Inc..........................................      10,194            54,793
 *NMT Medical, Inc.....................................      93,800           356,147
 NN Ball & Roller, Inc.................................     143,300         1,269,548
 *Nobel Learning Communities, Inc......................      50,900           367,434
 *Nobility Homes.......................................      40,600           205,538
 *Noble International, Ltd.............................      16,900           152,100
 Noel Group, Inc.......................................      39,240            10,202
 Noland Co.............................................         500             8,250
 *Noodle Kidoodle, Inc.................................      65,300           195,900
 *Norstan, Inc.........................................      94,500           466,594
 *North American Scientific, Inc.......................      52,900           889,381
 North Central Bancshares, Inc.........................      17,600           251,900
 North Pittsburgh Systems, Inc.........................      19,800           248,119
 Northeast Bancorp.....................................      12,400            99,200
 Northeast Pennsylvania Financial Corp.................       2,850            28,144
 Northern Technologies International...................      26,400           174,900
 *Northfield Laboratories, Inc.........................     103,700         1,147,181
 Northland Cranberries, Inc. Class A...................     147,900           586,978
 Northrim Bank.........................................      24,763           211,259
 *Northwest Pipe Co....................................      54,600           735,394
 *Novadigm, Inc........................................     114,000         1,499,813
 *Novamed Eyecare, Inc.................................      45,000           298,125
 *Novametrix Medical Systems, Inc......................      69,800           437,341

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Novavax, Inc.........................................     129,550    $      769,203
 *Noven Pharmaceuticals, Inc...........................     112,800         2,107,950
 *Novitron International, Inc..........................       4,712            14,431
 *NPC International, Inc...............................      25,000           232,031
 *NPS Pharmaceuticals, Inc.............................     103,800         1,313,719
 *NS Group, Inc........................................     164,000         3,003,250
 *Nstor Technology.....................................     113,200           325,450
 *NTN Communications, Inc..............................      58,791           139,629
 *Nu Horizons Electronics Corp.........................      79,000         1,367,688
 *NuCo2, Inc...........................................      35,400           203,550
 *Number Nine Visual Technology Corp...................      50,400             3,780
 *Numerex Corp. Class A................................      80,000           737,500
 *Nutraceutical International Corp.....................      47,700           172,167
 *Nutramax Products, Inc...............................      44,000            13,420
 *NYFIX, Inc...........................................      66,300         1,771,453
 Nymagic, Inc..........................................      69,700           980,156
 *O.I. Corp............................................      25,900           100,767
 Oak Hill Financial, Inc...............................      11,700           191,588
 *Oak Technology, Inc..................................     319,200         4,718,175
 Oakwood Homes Corp....................................     405,200         1,164,950
 *OAO Technology Solutions, Inc........................      99,700           303,773
 *Objective Systems Integrators, Inc...................     293,537         2,160,249
 OceanFirst Financial Corp.............................      12,500           213,281
 *O'Charleys, Inc......................................     125,075         1,754,959
 *ODS Networks, Inc....................................      92,300         1,344,119
 *Odwalla, Inc.........................................      44,000           268,125
 *Offshore Logistics, Inc..............................      34,100           478,466
 Oglebay Norton Co.....................................      50,000         1,043,750
 *Ohio Art Co..........................................       3,600            30,600
 Oil-Dri Corp. of America..............................      60,900           589,969
 *Old Dominion Freight Lines, Inc......................      71,800           655,175
 Old Guard Group, Inc..................................       3,500            39,922
 *Olympic Steel, Inc...................................      94,000           408,313
 *Omega Protein Corp...................................     151,200           425,250
 *Omega Research, Inc..................................     169,800           543,891
 *Omega Worldwide, Inc.................................      92,400           381,150
 *OMNI Energy Services Corp............................      65,500            47,078
 *Omni Nutraceuticals, Inc.............................     170,900           560,766
 *Omtool, Ltd..........................................     111,500           202,094
 *On Assignment, Inc...................................      28,600           740,025
 *On Technology Corp...................................     107,400           308,775
 *One Price Clothing Stores, Inc.......................      90,200           214,225
 *Onhealth Network Company.............................      65,000           156,406
 *On-Point Technology Systems, Inc.....................      77,800            44,978
 *Ontrack Data International, Inc......................      78,700           582,872
 *Onyx Acceptance Corp.................................      53,100           219,038
 *Onyx Pharmacueticals, Inc............................      81,200           563,325
 *Open Plan Systems, Inc...............................       3,200             6,000
 *Opinion Research Corp................................      15,500            96,875
 *Opta Food Ingredients, Inc...........................      94,400           213,875
 *Opti, Inc............................................      89,100           356,400
 *Optical Sensors, Inc.................................       6,800             4,250
 *Optika Imaging Systems, Inc..........................      66,500           421,859
 *Option Care, Inc.....................................      34,200           223,369
 *Orbit International Corp.............................       9,333            15,166
 *ORBIT/FR, Inc........................................      10,900            30,656
 Oregon Steel Mills, Inc...............................     134,900           295,094
 Oregon Trail Financial Corp...........................      20,700           199,884
 *Oriole Homes Corp. Class A Convertible...............      66,300           124,313
 *Oriole Homes Corp. Class B...........................      23,700            38,513
                                                            SHARES             VALUE+
                                                            ------             ------
 *Orleans Homebuilders, Inc............................     101,400    $      164,775
 *Oroamerica, Inc......................................      53,300           388,091
 *Orphan Medical, Inc..................................      55,535           390,480
 *OrthAlliance, Inc....................................      31,400           185,456
 *Orthologic Corp......................................     227,700         1,053,113
 *Oshman's Sporting Goods, Inc.........................      50,200           156,875
 *OSI Pharmaceutical, Inc..............................     165,200         1,652,000
 *OSI Systems, Inc.....................................      67,100           400,503
 *Osicom Technologies, Inc.............................      17,700           748,931
 *Osmonics, Inc........................................     122,800         1,105,200
 *Osteotech, Inc.......................................      57,700           516,595
 *Ostex International, Inc.............................      14,900            29,334
 *OTR Express, Inc.....................................      16,600            20,750
 Ottawa Financial Corp.................................      52,200           990,169
 *Outlook Group Corp...................................      37,900           210,819
 *Outsource International, Inc.........................      55,000            65,313
 *Overland Data........................................      56,200           458,381
 Owosso Corp...........................................      50,300           105,316
 Oxford Industries, Inc................................      65,700         1,014,244
 *Oxigene, Inc.........................................      97,200         1,087,425
 *Oxis International, Inc..............................       6,600            10,725
 *OYO Geospace Corp....................................       3,000            48,000
 *P&F Industries, Inc. Class A.........................         600             4,969
 *Pacific Aerospace and Electronics, Inc...............      16,700            21,136
 *Pacific Gateway Exchange, Inc........................      32,000           102,500
 *Packaged Ice, Inc....................................      79,800           279,300
 *Palatin Technologies, Inc............................         875             4,047
 *PAM Transportation Services, Inc.....................      47,350           402,475
 *Pameco Corp..........................................      46,400           121,800
 Pamrapo Bancorp, Inc..................................      18,200           360,588
 *Panavision, Inc......................................      13,000            94,250
 *Pancho's Mexican Buffet, Inc.........................      15,866            57,018
 *Panera Bread CO......................................      90,800           771,800
 *Panja, Inc...........................................      76,600           777,969
 *Par Technology Corp..................................      81,800           311,863
 *Paracelsus Healthcare Corp...........................       3,690               346
 Paragon Technologies, Inc.............................      41,625           270,563
 *Parallel Petroleum Corp..............................      98,000           266,438
 *Paravant, Inc........................................      36,800           102,925
 Paris Corp............................................         200               388
 Park Electrochemical Corp.............................       5,300           132,831
 *Park-Ohio Holdings Corp..............................     141,225         1,191,586
 Parkvale Financial Corp...............................      69,195         1,236,861
 *Parlex Corp..........................................      41,300           917,634
 *Parlux Fragrances, Inc...............................     108,200           327,981
 *Patient Infosy.......................................       4,900             3,828
 Patina Oil & Gas Corp.................................     132,389         2,291,985
 Patrick Industries, Inc...............................      46,050           302,203
 Patriot Bank Corp.....................................      34,300           272,256
 *Patriot Transportation Holding, Inc..................      31,700           624,094
 *Paul Harris Stores, Inc..............................      93,700           251,819
 Paula Financial, Inc..................................      48,000           129,000
 *Paul-Son Gaming Corp.................................      32,500            97,500
 *Payless Cashways, Inc................................       2,121             3,413
 *PBOC Holdings, Inc...................................      55,700           508,263
 *PC Service Source, Inc...............................      45,300            50,963
 *PCD, Inc.............................................      17,500            76,563
 *Peapod, Inc..........................................     158,200           331,231
 *Pediatric Services of America, Inc...................      51,200           103,200
 *Pediatrix Medical Group, Inc.........................      71,500           509,438
 Peerless Manufacturing Co.............................       9,250           132,391

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Peerless Systems Corp................................      92,200    $      218,975
 *Pemco Aviation Group, Inc............................         250             3,688
 Penford Corp..........................................      48,700           875,078
 Penn Engineering & Manufacturing Corp. Class A........      33,600           861,000
 Penn Engineering & Manufacturing Corp. Non-voting.....     100,800         2,916,900
 *Penn National Gaming, Inc............................     102,800         1,432,775
 *Penn Traffic Company.................................         922             5,186
 *Penn Treaty American Corp............................      67,100         1,321,031
 Penn Virginia Corp....................................      74,200         1,655,588
 *Pennaco Energy, Inc..................................      29,900           455,975
 Penn-America Group, Inc...............................      75,000           689,063
 Pennfed Financial Services, Inc.......................      73,600           984,400
 *Pentacon, Inc........................................      97,400           179,581
 *Penwest Pharmaceuticals Company......................      87,000         1,005,938
 Peoples Bancorp, Inc..................................         400             5,675
 Peoples Bancshares, Inc. Massachusetts................      28,600           498,713
 *Perceptron, Inc......................................      65,350           259,358
 *Performance Technologies, Inc........................      93,525           949,863
 *Pericom Semiconductor Corp...........................      22,700           930,700
 *Perini Corp..........................................      46,800           134,550
 Permanent Bancorp, Inc................................       2,400            45,900
 *Perry Ellis International, Inc.......................      57,800           562,647
 *Personnel Group of America, Inc......................      47,100           188,400
 *Pervasive Software, Inc..............................      34,800           175,088
 *Petrocorp, Inc.......................................      37,100           262,019
 *Petroglyph Energy, Inc...............................      27,400            55,656
 *Petroleum Development Corp...........................     126,300           674,916
 PFF Bancorp, Inc......................................      21,000           292,688
 *Pharmaceutical Resources, Inc........................     216,135         1,296,810
 *Pharmacopeia, Inc....................................      24,900           543,909
 *Pharmanetics, Inc....................................      64,500         1,007,813
 *Pharmchem Laboratories, Inc..........................      49,900           135,666
 *Phar-Mor, Inc........................................     105,200           177,525
 *Pharmos Corp.........................................      88,000           294,250
 *Philadelphia Consolidated Holding Corp...............      81,100         1,371,097
 *Phillips (R.H.), Inc.................................      18,600            51,731
 Phillips-Van Heusen Corp..............................     135,300         1,175,419
 *Phoenix Gold International, Inc......................      13,500            30,375
 *Phoenix International, Ltd...........................      72,850           140,009
 *Phoenix Technologies, Ltd............................      19,730           354,523
 *Photo Control Corp...................................       1,000             3,016
 *Photon Dynamics, Inc.................................      22,000         1,326,188
 *PhotoWorks, Inc......................................     173,375           522,834
 *Phycor, Inc..........................................       8,800             4,263
 Piccadilly Cafeterias, Inc............................      90,500           260,188
 *Pico Holdings, Inc...................................      77,100           831,234
 *Picturetel Corp......................................     121,600           374,300
 *Piercing Pagoda, Inc.................................      78,900         1,124,325
 Pillowtex Corp........................................      27,200           129,200
 *Pilot Network Services, Inc..........................      22,100           220,309
 Pinnacle Bancshares, Inc..............................         700             6,388
 *Pinnacle Global Group, Inc...........................       4,950            18,253
 Pitt-Des Moines, Inc..................................      72,900         1,694,925
 Pittston Brink's Group................................      54,878           833,460
 Pizza Inn, Inc........................................      39,700           141,431
 *PJ America, Inc......................................      46,600           505,319
 *Planar Systems, Inc..................................      89,000           859,406
 *Platinum Entertainment, Inc..........................      60,300            32,977
                                                            SHARES             VALUE+
                                                            ------             ------
 *Plato Learning, Inc..................................      50,700    $      636,919
 *Play By Play Toys and Novelties, Inc.................      63,300           107,808
 *Pliant Systems, Inc..................................      86,600           441,119
 *PLM International, Inc...............................      55,700           414,269
 *Plymouth Rubber, Inc. Class A........................         900             4,725
 *Plymouth Rubber, Inc. Class B........................           5                19
 PMR Corp..............................................      63,400           219,919
 Pocahontas Bancorp, Inc...............................      41,400           245,813
 *Point West Capital Corp..............................      15,400            57,269
 *Polymedica Industries, Inc...........................      40,650         1,082,306
 *Polyvision Corp......................................      40,850           102,125
 *Pomeroy Computer Resource, Inc.......................     102,400         1,500,800
 Pope & Talbot, Inc....................................      95,700         1,776,431
 *Porta Systems Corp...................................      67,190           117,583
 *Possis Medical, Inc..................................     137,700         1,049,963
 *Powell Industries, Inc...............................      48,100           402,086
 *Powercerv Corp.......................................     115,700           157,280
 *PPT Vision, Inc......................................      46,200           213,675
 *Prandium, Inc........................................     216,111            46,464
 Premier Financial Bancorp.............................       3,700            27,634
 *Premier Laser Systems, Inc. Class A..................      47,300             4,021
 Premier National Bancorp..............................      46,266           578,325
 *Premiumwear, Inc.....................................      14,295           188,069
 *Previo, Inc..........................................      10,350            58,219
 *Pricesmart, Inc......................................       5,200           186,550
 *Prima Energy Corp....................................      57,300         2,392,275
 *Prime Medical Services, Inc..........................     153,000         1,200,094
 Primesource Corp......................................      24,843           130,814
 *Primix Solutions, Inc................................      54,600           281,531
 *Princeton Video Image, Inc...........................      26,800           168,756
 *Printrak International, Inc..........................     101,300           731,259
 *Printronix, Inc......................................      67,050           957,558
 *Printware, Inc.......................................       7,800            21,938
 *Procom Technology, Inc...............................      66,500         1,664,578
 Professional Bancorp, Inc.............................      17,400            60,900
 *Professionals Group, Inc.............................      15,400           255,544
 *Programmers Paradise, Inc............................      44,700           152,259
 Progress Financial Corp...............................      47,700           566,438
 *ProMedCo Management Company..........................     190,000           222,656
 *Prophet 21, Inc......................................       9,000           120,375
 *Protection One, Inc..................................     106,400           199,500
 *Protocol Systems, Inc................................      72,600         1,127,569
 Provena Foods, Inc....................................         200               506
 Providence & Worcester Railroad Co....................       6,500            43,469
 Providence Energy Corp................................      61,950         2,508,975
 Provident Bancorp, Inc................................      10,000           154,375
 *Provident Financial Holdings, Inc....................      32,500           477,344
 *Proxymed, Inc........................................     131,500           176,703
 *PRT Group, Inc.......................................      19,400            17,278
 *PRWW, Ltd............................................      23,700           188,119
 *PSC, Inc.............................................     104,900           475,328
 *PSW Technologies, Inc................................      88,200           854,438
 Psychemedics Corp.....................................     183,000           869,250
 *PTEK Holdings, Inc...................................      76,646           263,471
 Pulaski Financial Corp................................      15,200           176,700
 *Puma Technology, Inc.................................      59,200         1,304,250
 *Pure Resources, Inc..................................      20,995           314,925
 *Pure World, Inc......................................      72,930           225,627
 PXRE Group, Ltd.......................................      56,000           833,000
 Pyramid Breweries, Inc................................      36,800            71,300
 *Qad, Inc.............................................      95,100           362,569
 *QC Optics, Inc.......................................       4,700             6,169

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *QEP Co., Inc.........................................      12,000    $       98,625
 *Quad Systems Corp....................................      35,700            55,223
 *QuadraMed Corp.......................................     174,737           395,889
 Quaker Chemical Corp..................................      74,300         1,230,594
 *Quaker City Bancorp, Inc.............................      27,956           401,868
 *Quaker Fabric Corp...................................     123,050           672,930
 *Quality Dining, Inc..................................     108,300           355,359
 Quality Systems, Inc..................................      50,700           365,991
 *Quest Educational Corporation........................      68,300           645,648
 *Questcor Pharmaceuticals, Inc........................     129,800           170,363
 *Quidel Corp..........................................     211,200         1,326,600
 *Quigley Corp.........................................      55,500            95,391
 *Quintel Entertainment, Inc...........................     124,900           294,686
 *Quipp, Inc...........................................      14,300           267,231
 Quixote Corp..........................................      68,800           980,400
 *R & B, Inc...........................................      70,500           185,063
 *Racing Champions Corp................................      91,100           149,461
 *Radiance Medical Systems, Inc........................      95,288           891,836
 *Radiant Systems, Inc.................................      20,750           324,867
 *Radiologix, Inc......................................     141,700           575,656
 *RadiSys Corp.........................................      11,139           437,554
 *Rag Shops, Inc.......................................      34,650            75,797
 *Railamerica, Inc.....................................     158,999           839,713
 *RailWorks Corp.......................................      40,900           380,881
 *Rainbow Rentals, Inc.................................      50,900           528,088
 *Rainbow Technologies, Inc............................      72,950         2,304,764
 *Rainforest Cafe, Inc.................................     128,700           382,078
 *Ramsay Youth Services, Inc...........................      52,722            74,140
 *Ramtron International Corp New.......................     185,100         1,462,868
 Range Resources Corp..................................     342,600           963,563
 *Rare Hospitality International, Inc..................      85,224         2,354,313
 Raven Industries, Inc.................................      99,150         1,350,919
 *Rawlings Sporting Goods, Inc.........................      69,200           404,388
 *Raytech Corp. DE.....................................      27,795            85,122
 *Raytel Med Corp......................................      57,000           142,500
 *RCM Technologies, Inc................................      93,100           747,709
 *RDO Equipment Co. Class A............................      46,000           258,750
 *Reading Entertainment, Inc...........................      40,200           208,538
 *Read-Rite Corp.......................................     161,700           318,347
 *Recoton Corp.........................................     100,900           835,578
 *Redhook Ale Brewery, Inc.............................      66,100           114,642
 Redwood Empire Bancorp................................      21,800           415,563
 *Reeds Jewelers, Inc..................................      22,990            66,096
 *Refac................................................      45,597           145,340
 *Regeneron Pharmaceuticals, Inc.......................     137,900         2,801,094
 *Regent Communications, Inc...........................      90,000           500,625
 *Rehabcare Group, Inc.................................      51,300         2,205,900
 *Rehabilicare, Inc....................................      74,600           193,494
 *Reliability, Inc.....................................     120,000           487,500
 *Reliv International, Inc.............................      68,260           129,054
 *Relm Wireless Corp...................................      50,941           125,761
 *RemedyTemp, Inc......................................      12,100           224,984
 *Remington Oil & Gas Corp.............................     184,800         1,206,975
 *Renaissance Worldwide, Inc...........................     209,900           465,716
 *Rentrak Corp.........................................      90,300           321,694
 *Repligen Corp........................................     204,700           927,547
 *Reptron Electronics, Inc.............................      52,400           533,825
 Republic Bancorp, Inc. Class A........................      22,200           143,259
 *Republic Bankshares, Inc.............................      74,440           730,443
 *Republic First Bancorp, Inc..........................      41,668           183,600
 Republic Group, Inc...................................     112,904         1,044,362
 *Research Partners International, Inc.................      74,000           113,313
                                                            SHARES             VALUE+
                                                            ------             ------
 *Research, Inc........................................      25,250    $      160,969
 *ResortQuest International, Inc.......................     137,100           651,225
 Resource America, Inc.................................     143,180           988,837
 Resource Bancshares Mortgage Group, Inc...............      89,300           429,756
 *Response Oncology, Inc...............................      18,090            17,525
 *Restoration Hardware, Inc............................      53,300           337,289
 *Rex Stores Corp......................................      57,800         1,221,025
 *Rexhall Industries, Inc..............................      18,200           102,375
 *RF Monolithics, Inc..................................      52,500           477,422
 *Ribozyme Pharmaceuticals.............................      87,100         1,080,584
 Richardson Electronics, Ltd...........................      89,500         1,099,172
 *Richton International Corp...........................       2,000            29,000
 *Riddell Sports, Inc..................................      65,482           204,631
 *Right Management Consultants, Inc....................      52,650           539,663
 *Right Start, Inc.....................................      42,100           160,506
 *Rightchoice Managed Care, Inc. Class A...............      28,100           393,400
 *Rimage Corp..........................................      67,500         1,035,703
 *Riverside Group, Inc.................................       1,300             4,875
 Riverview Bancorp, Inc................................      34,400           304,225
 *Riviera Holdings Corporation.........................      19,700           145,288
 *RMH Teleservices, Inc................................      51,300           320,625
 *RMI.Net, Inc.........................................      69,700           205,833
 *Roadhouse Grill, Inc.................................      58,000           326,250
 Roanoke Electric Steel Corp...........................      88,300         1,167,216
 *Roberds, Inc.........................................      33,100               662
 *Robertson-Ceco Corp..................................      97,175         1,111,439
 *Robinson Nugent, Inc.................................      42,100           473,625
 *Robocom Systems, Inc.................................       1,100             2,286
 *Robotic Vision Systems, Inc..........................     124,845         1,478,633
 *Rochester Medical Corp...............................      45,900           401,625
 *Rock of Ages Co......................................      33,400           167,000
 *Rockshox, Inc........................................      11,700             9,323
 *Rocky Mountain Chocolate Factory.....................      25,000           125,000
 *Rocky Shoes & Boots, Inc.............................      38,300           197,484
 *Rofin-Sinar Technologies, Inc........................      99,100         1,204,684
 *Rogers Corp..........................................      44,000         1,361,250
 *Rogue Wave Software, Inc.............................      90,100           385,741
 *Rohn Industries, Inc.................................     453,500         1,438,445
 *Ross Systems, Inc....................................     159,837           222,273
 *Rottlund, Inc........................................      19,250            44,516
 Rouge Industries, Inc. Class A........................      86,600           389,700
 Rowe Furniture Corp...................................     126,568           553,735
 *Royal Appliance Manufacturing Co.....................     197,500         1,209,688
 Royal Bancshares of Pennsylvania Class A..............      12,482           190,351
 *Royal Energy, Inc....................................      20,300            62,169
 *Royal Gold, Inc......................................     151,300           394,798
 *Royal Precision, Inc.................................       8,700            24,197
 RPC, Inc..............................................      76,300           810,688
 *RTI International Metals, Inc........................      92,400         1,201,200
 *RTW, Inc.............................................      93,600           377,325
 *Rubio's Restaurants, Inc.............................      39,000           304,688
 *Rural/Metro Corp.....................................     115,100           149,270
 *Rush Enterprises, Inc................................      56,800           394,050
 *RWD Technologies, Inc................................      72,600           306,281
 *S&K Famous Brands, Inc...............................      43,700           300,438
 *Safeguard Health Enterprises, Inc....................      84,600            82,485
 *Safety 1st, Inc......................................      65,700           905,428
 *Safety Components International, Inc.................      41,100             1,850
 *Saga Communications, Inc. Class A....................      24,813           511,768

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Salient 3 Communications, Inc. Class A...............      45,000    $      514,688
 *Sames Corp...........................................      61,400         1,043,800
 *Samsonite Corp.......................................      30,800           147,263
 *San Filippo (John B.) & Son, Inc.....................      67,400           235,900
 Sanderson Farms, Inc..................................     118,500           796,172
 *Santa Cruz Operation, Inc............................     102,700           426,847
 *Satcon Technology Corp...............................      71,500         1,148,469
 *Saucony, Inc. Class A................................      56,700           607,753
 *Saucony, Inc. Class B................................      63,800           638,000
 *Savoir Technology Group, Inc.........................     100,600           798,513
 *SBE, Inc.............................................      19,900           372,503
 *SBS Technologies, Inc................................      41,800         1,358,500
 *Scan-Optics, Inc.....................................      59,400            58,472
 *ScanSoft, Inc........................................     225,948           547,218
 *ScanSource, Inc......................................      39,300         1,088,119
 *SCB Computer Technology, Inc.........................      73,200           155,550
 *SCC Communications Corp..............................      69,300           383,316
 Schawk, Inc. Class A..................................     191,500         1,520,031
 *Scheid Vineyards, Inc................................      11,800            44,988
 *Scherer Healthcare, Inc..............................         200               744
 *Schick Technologies, Inc.............................      47,200            88,500
 *Schieb (Earl), Inc...................................      74,400           237,150
 *Schlotzskys, Inc.....................................      63,700           384,191
 *Schmitt Industries, Inc..............................      68,200           183,288
 Schnitzer Steel Industries, Inc. Class A..............      44,800           667,800
 *Schuff Steel Company.................................      45,500           147,875
 *Schuler Homes, Inc...................................     172,600         1,067,963
 Schultz Sav-O Stores, Inc.............................      60,000           682,500
 Schweitzer-Maudoit International, Inc.................      68,000           935,000
 *Sciclone Pharmaceuticals, Inc........................     142,500         1,200,117
 *Scientific Games Holdings Corp.......................      80,050         1,931,206
 Scientific Technologies, Inc..........................      37,100           206,369
 *Scios-Nova, Inc......................................     276,800         1,193,700
 Scope Industries, Inc.................................      18,650           860,231
 *Scott's Liquid Gold, Inc.............................      84,000            91,875
 *Seachange International, Inc.........................      96,000         2,478,000
 Seacoast Banking Corp. Class A........................      22,100           575,981
 Seacoast Financial Services Corp......................      78,329           687,827
 Seaway Food Town, Inc.................................      50,500           771,703
 *Secom General Corp...................................       1,000             8,031
 Second Bancorp, Inc...................................      13,700           211,494
 *Secure Computing Corp................................     138,100         1,592,466
 *Security Associates International, Inc...............       2,100             8,400
 *SED International Holdings, Inc......................      61,900           199,241
 *Sedona Worldwide, Inc................................      11,563                58
 *SEEC, Inc............................................      31,800           144,591
 *Segue Software, Inc..................................      80,300           687,569
 *Seibels Bruce Group, Inc.............................      34,500            53,906
 *Seitel, Inc..........................................     105,500           896,750
 Selas Corp. of America................................      44,700           245,850
 *Select Comfort Corp..................................     155,000           588,516
 SEMCO Energy, Inc.....................................      65,020           869,643
 *Semitool, Inc........................................     208,200         2,947,331
 *SEMX Corp............................................      49,100           388,197
 *Seneca Foods Corp. Class A...........................         200             2,313
 *Seneca Foods Corp. Class B...........................       6,800            78,200
 *Sensory Science Corp.................................     119,500           313,688
 *SeraCare, Inc........................................      37,300            90,919
 *Servotronics, Inc....................................      24,804            93,015
                                                            SHARES             VALUE+
                                                            ------             ------
 Sevenson Environmental Services, Inc..................      13,280    $      147,325
 *SGV Bancorp, Inc.....................................       2,300            56,134
 *Shared Technologies Cellular, Inc....................      20,700            32,344
 *Sharper Image Corp...................................     103,200         1,157,775
 *Shaw Group, Inc......................................      31,950         1,393,819
 *Sheffield Medical Technologies, Inc..................     176,900           729,713
 *Sheldahl, Inc........................................     101,100           475,486
 *Shells Seafood Restaurants, Inc......................      25,500            54,188
 *Shiloh Industries, Inc...............................     111,500         1,142,875
 *Shoe Carnival, Inc...................................     114,700           835,159
 *Shoe Pavilion, Inc...................................       4,000             6,250
 *Sholodge, Inc........................................      52,300           212,469
 *Shoney's, Inc........................................     419,000           261,875
 *Shop At Home, Inc....................................      37,900           159,891
 Shoreline Financial Corp..............................      21,271           287,159
 *Shuffle Master, Inc..................................      63,100           928,753
 *Sierra Health Services, Inc..........................     197,400           826,613
 *SierraCities.com, Inc................................      93,600           375,863
 Sifco Industries, Inc.................................      46,275           283,434
 *Sight Resource Corp..................................      63,500            56,555
 *Sigma Designs, Inc...................................     136,900           483,428
 *Sigmatron International, Inc.........................      16,200            69,356
 *Signal Apparel Co., Inc. Class A.....................      73,600            13,800
 *Signal Technology Corp...............................      62,000           918,375
 *Signature Eyewear, Inc...............................      23,300            37,863
 *Silverleaf Resorts, Inc..............................     110,800           394,725
 *Simione Central Holdings, Inc........................      33,815            92,252
 Simmons First National Corp. Class A..................      31,650           604,317
 *Simon Transportation Services, Inc...................      38,100           217,884
 Simpson Industries, Inc...............................     153,700         1,354,481
 *Simula, Inc..........................................      95,400           184,838
 *Sitel Corp...........................................     318,200         1,849,538
 *Sizzler International, Inc...........................     241,300           708,819
 SJNB Financial Corp...................................      10,500           279,563
 *Skyepharma P.L.C. ADR................................       6,915            94,650
 Skyline Corp..........................................      24,800           511,500
 *SkyMall, Inc.........................................      90,500           220,594
 SL Industries, Inc....................................      96,685           827,865
 *Smart & Final Food, Inc..............................      10,800            88,425
 *SMC Corp.............................................      52,200           207,169
 *Smith Micro Software, Inc............................      53,800           363,150
 *Smithway Motor Express Corp. Class A.................      34,500            88,406
 *Socrates Technolgies Corp............................      42,700            48,038
 *Softech, Inc.........................................      51,000            55,781
 *Software Spectrum, Inc...............................      36,100           522,322
 *Sola International, Inc..............................      40,400           202,000
 Somerset Group, Inc...................................         412             8,807
 Sonesta International Hotels Corp. Class A............         400             3,750
 *Sonic Solutions......................................      84,250           348,848
 *Sonus Pharmaceuticals, Inc...........................      99,100           288,009
 *SOS Staffing Services, Inc...........................     105,700           320,403
 *Sound Advice, Inc....................................      60,425           598,585
 *Source Media, Inc....................................      41,700           228,698
 *Southern Energy Homes, Inc...........................     127,125           143,016
 *Southwall Technologies, Inc..........................      74,600           622,444
 Southwest Bancorp, Inc................................      21,900           362,719
 Southwest Water Co....................................      49,504           652,834
 Southwestern Energy Co................................      83,100           768,675
 *Spacehab, Inc........................................      88,600           393,163

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Spacelabs Medical, Inc...............................      81,700    $      926,784
 Span-American Medical System, Inc.....................      40,500           147,445
 Spartan Motors, Inc...................................     119,300           529,394
 *Sparton Corp.........................................      69,200           285,450
 *Spatial Technology, Inc..............................      49,350           172,725
 *Special Metals Corp..................................      13,800            32,344
 *SpectraLink Corp.....................................     115,000         1,728,594
 *Spectranetics Corp...................................     192,700           897,259
 *Spectra-Physics Laser, Inc...........................       6,000           236,250
 *Spectrian Corp.......................................      86,700         1,311,338
 *Spectrum Control, Inc................................      94,600           940,088
 *SpectRx, Inc.........................................      54,000           583,875
 *Speizman Industries, Inc.............................      28,900           104,763
 *Spire Corp...........................................      56,200           263,438
 *Splash Technology Holdings, Inc......................      59,000           466,469
 *Sport Chalet, Inc....................................      56,500           275,438
 *Sport Supply Group, Inc..............................      62,400           296,400
 *Sport-Haley, Inc.....................................      28,500           122,461
 *Sports Authority, Inc................................     275,300           585,013
 *Sports Club Co., Inc.................................     138,700           468,113
 *Sportsman's Guide, Inc...............................      37,500           110,156
 *SPSS, Inc............................................      77,600         1,940,000
 *SRS Labs, Inc........................................     100,700           937,769
 *SS&C Technologies, Inc...............................      16,100            73,708
 *SSE Telecom, Inc.....................................      43,600           119,900
 St. Francis Capital Corp..............................      87,400         1,204,481
 St. Joseph Light & Power Co...........................      71,100         1,497,544
 St. Mary Land & Exploration Co........................      18,300           659,372
 *Staar Surgical Co....................................     104,375         1,425,371
 *Staff Leasing, Inc...................................     186,700           668,036
 *Stage II Apparel Corp................................      14,600            14,600
 *Stage Stores, Inc....................................      34,600             5,406
 *Standard Automotive Corp.............................      19,100           109,825
 Standard Commercial Corp..............................      92,708           289,713
 *Standard Management Corp.............................      63,015           214,645
 *Standard Microsystems Corp...........................     130,300         1,697,972
 Standard Motor Products, Inc. Class A.................      45,200           437,875
 Standex International Corp............................       2,600            43,713
 *Stanley Furniture, Inc...............................      62,400         1,409,850
 *Star Buffet, Inc.....................................      16,400            43,563
 *Star Multi Care Services, Inc........................      12,410            24,044
 *Star Struck, Ltd.....................................         500             1,031
 *Starcraft Corp.......................................      16,500           126,844
 *Starmet Corp.........................................     126,100           358,597
 Starrett (L.S.) Co. Class A...........................      36,700           745,469
 *Startec Global Communications Corp...................      10,700           123,384
 *Starter Corp.........................................     130,100               716
 State Financial Services Corp. Class A................      62,232           632,044
 Steel Technologies, Inc...............................      98,400           734,925
 *Stein Mart, Inc......................................       1,000             7,781
 *Steinway Musical Instruments, Inc....................      75,500         1,311,813
 *Stemcells, Inc.......................................      35,500            90,414
 Stepan Co.............................................      35,200           770,000
 Stephan Co............................................      24,700            89,538
 *Stericycle, Inc......................................      45,000           915,469
 *Sterile Recoveries, Inc..............................      23,500           157,156
 Sterling Bancorp......................................     157,920         2,506,980
 *Sterling Financial Corp. WA..........................      67,619           699,434
 Stewart Information Services Corp.....................      41,800           527,725
 Stifel Financial Corp.................................      55,871           530,775
                                                            SHARES             VALUE+
                                                            ------             ------
 *STM Wireless, Inc. Class A...........................      61,400    $      272,463
 Stone & Webster, Inc..................................      21,400            20,731
 *Storage Computer Corp................................      88,892           622,244
 *Stratasys, Inc.......................................      31,700           195,648
 *Strategic Diagnostics, Inc...........................     123,500           737,141
 *Strategic Distribution, Inc..........................     293,548           623,790
 *Strattec Security Corp...............................      40,900         1,418,719
 *Stratus Properties, Inc..............................      86,600           400,525
 *Strawbridge and Clothier Liquidating Trust...........       5,200               778
 *Strouds, Inc.........................................      72,800           151,288
 *STV Group, Inc.......................................      35,000           230,781
 *Styleclick.com, Inc..................................      66,400           690,975
 *Suburban Lodges of America, Inc......................     119,300           671,063
 *Success Bancshares, Inc..............................      12,500           128,125
 *Successories, Inc....................................      59,600           113,613
 Suffolk Bancorp.......................................      34,200           919,125
 *Summa Industries, Inc................................      23,800           259,569
 Summit Bancshares, Inc................................      32,900           565,469
 *Sun Bancorp, Inc.....................................      48,800           340,075
 Sun Hydraulics, Inc...................................      12,600           111,825
 *Sunair Electronics, Inc..............................      33,900            88,988
 *Sunburst Hospitality Corp............................      37,700           167,294
 *Sundance Homes, Inc..................................      50,000            16,500
 *Sunquest Information Systems, Inc....................     111,100           833,250
 *Sunrise Medical, Inc.................................     191,200           848,450
 *Sunrise Resources, Inc...............................      46,800           230,344
 *SunSource, Inc.......................................      19,550            87,975
 *Sunterra Corp........................................      84,200            28,944
 *Superconductor Technologies, Inc.....................      53,750           755,859
 *Superior Consultant Holdings Corp....................      47,600           372,619
 *Superior Energy Services, Inc........................      17,200           174,150
 *Superior National Insurance Group, Inc...............     117,400            10,566
 Superior Surgical Manufacturing Co., Inc..............      90,100           777,113
 *Supertex, Inc........................................     169,800         4,823,381
 *Suprema Specialties, Inc.............................      37,900           336,363
 *Supreme Industries, Inc..............................      86,485           437,830
 *Surgical Laser Technologies, Inc.....................      10,900            22,481
 *SurModics, Inc.......................................       9,400           222,663
 *Swift Energy Corp....................................     105,500         2,710,031
 *Swisher International, Inc...........................       8,500             8,500
 *Swiss Army Brands, Inc...............................      67,600           357,013
 *Sybron Chemicals, Inc................................      36,300           716,925
 *Sylvan, Inc..........................................      63,500           623,094
 *Symix Systems, Inc...................................      63,500           636,984
 *Symmetricom, Inc.....................................     136,600         2,049,000
 *Symons International Group, Inc......................      93,900            66,023
 *Symphonix Devices, Inc...............................      39,900           144,638
 *Syms Corp............................................     137,200           471,625
 Synalloy Corp. DE.....................................      89,158           668,685
 *Synaptic Pharmaceutical Corp.........................      92,500           439,375
 *Synbiotics Corp......................................      80,300           180,675
 *Sync Research, Inc...................................      27,860            92,286
 *Syntellect, Inc......................................     114,200           556,725
 *Synthetech, Inc......................................     118,300           384,475
 *Sypris Solutions, Inc................................      39,400           379,225
 *System Software Associates, Inc......................       1,925                92
 *T&W Financial Corp...................................      16,000                 0
 Tab Products Co. DE...................................      41,750           200,922
 *Taco Cabana, Inc.....................................     134,700           862,922

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tag-It Pacific, Inc..................................      30,700    $      147,744
 *Taitron Components, Inc..............................       3,900            11,700
 *Take Two Interactive Software........................      98,300           887,772
 *TALX Corp............................................      17,300           260,041
 *Tandy Brand Accessories, Inc.........................      55,977           369,098
 *Tandy Crafts, Inc....................................     138,200           414,600
 *Targeted Genetics Corp...............................     250,600         1,769,863
 *Tarrant Apparel Group................................      15,300           124,313
 Tasty Baking Co.......................................      67,200           802,200
 TB Woods Corp.........................................      11,300           103,113
 *TBA Entertainment Corp...............................      70,000           273,438
 *TBC Corp.............................................     201,700           973,833
 TCBY Enterprises, Inc.................................     180,000           900,000
 *TCC Industries, Inc..................................      23,800             2,023
 *TCI International, Inc...............................      32,060           212,398
 *TCSI Corp............................................     198,200           359,238
 *TEAM America Corp....................................      10,400            39,163
 *Team, Inc............................................      55,200           134,550
 Tech/Ops Sevcon, Inc..................................      61,400           594,813
 *Techdyne, Inc........................................      23,400            58,500
 Teche Holding Co......................................       2,700            35,775
 *Technical Communications Corp........................       7,300            35,131
 *Technisource, Inc....................................      75,900           310,716
 Technology Research Corp..............................      46,900            92,334
 *Tech-Sym Corp........................................      67,300         1,472,188
 *Tegal Corp...........................................      98,700           424,102
 *Telcom Semiconductor, Inc............................     100,200         2,492,475
 *Telescan, Inc........................................      24,300           173,897
 *Telescape International, Inc.........................      36,100           282,031
 *TeleSpectrum Worldwide, Inc..........................     110,000           481,250
 *Telular Corp.........................................      47,100           401,822
 *Telxon Corp..........................................      27,000           420,188
 *Temtex Industries, Inc...............................      34,100            38,363
 Terra Industries, Inc.................................     161,400           342,975
 *Terremark Worldwide, Inc.............................      35,000            70,000
 *TESSCO Technologies, Inc.............................      43,200           731,700
 *Tesseract Group, Inc.................................      68,100            21,281
 *Tetra Technologies, Inc..............................     116,500         1,507,219
 *Texas Biotechnology Corp.............................     224,400         2,173,875
 TF Financial Corp.....................................      13,900           196,338
 *TFC Enterprises, Inc.................................     101,000           211,469
 *Thackeray Corp.......................................      74,700           228,769
 *Theglobe.com, Inc....................................      22,300            34,495
 *Theragenics Corp.....................................     137,700         1,230,694
 *Thermatrix, Inc......................................      31,500            14,766
 *Thermo Fibergen, Inc.................................      22,000           264,000
 *Thermo Terratech, Inc................................     100,900           756,750
 *Thermolase Corp......................................      18,700            43,244
 Thermoretec Corp......................................      77,800           544,600
 *Thermotrex Corp......................................      15,500           154,031
 *Thermwood Corp.......................................         920             5,865
 Thistle Group Holdings Co.............................      28,700           192,828
 *Thomas Group, Inc....................................      50,800           495,300
 *Thomaston Mills, Inc.................................      13,100            12,691
 *Thoratec Laboratories Corp...........................      83,300         1,020,425
 *Thorn Apple Valley, Inc..............................      49,900             4,616
 *Three Rivers Bancorp, Inc............................      36,887           296,249
 *Tier Technologies, Inc. Class B......................      73,700           370,803
 *TII Industries, Inc..................................      51,760           102,711
 Timberland Bancorp, Inc...............................      38,600           358,256
 Timberline Software Corp..............................     175,921         1,357,890
 *Tipperary Corp.......................................      64,200           184,575
                                                            SHARES             VALUE+
                                                            ------             ------
 Titan International, Inc..............................      33,250    $      197,422
 *Titan Pharmaceuticals, Inc...........................      29,100           738,413
 Titanium Metals Corp..................................      98,300           430,063
 *TMBR/Sharp Drilling, Inc.............................      40,700           478,225
 *T-Netix, Inc.........................................      91,700           452,769
 *Today's Man, Inc.....................................      68,500            35,320
 *Todd Shipyards Corp..................................      83,400           594,225
 *Toddhunter International, Inc........................      48,000           393,000
 *Tofutti Brands, Inc..................................       2,700             6,244
 *Tokheim Corp.........................................     108,800           149,600
 *Tollgrade Communications, Inc........................      11,100           734,681
 Tompkins County Trustco, Inc..........................         430            10,159
 *Toreador Royalty Corp................................      41,700           226,744
 *Total Entertainment Restaurant Corp..................      12,000            28,500
 *Total-Telephone USA Communications, Inc..............      20,400           133,875
 *Tower Air, Inc.......................................     132,700            19,242
 *Towne Services, Inc..................................      45,700            34,989
 *Toymax International, Inc............................      45,900           114,750
 *Track Data Corp......................................     120,400           141,094
 *Track 'n Trail, Inc..................................      15,900            10,683
 *Tractor Supply Co....................................      75,400         1,145,138
 *Trailer Bridge, Inc..................................      42,500            43,164
 *Trans World Airlines, Inc............................      37,300            90,919
 *Transact Technologies, Inc...........................      47,900           484,988
 *Transcoastal Marine Services, Inc....................      79,600            38,556
 *Transcrypt International, Inc........................       9,000            19,406
 *Transfinancial Holdings, Inc.........................      27,800            48,650
 *Transmation, Inc.....................................      42,500           102,930
 *Transmedia Network, Inc..............................     117,200           358,925
 *Transmontaigne Oil Co................................      42,500           286,875
 *Transport Industries, Inc............................       9,700            50,925
 Transport Lux Corp....................................      14,245            76,567
 *Transportation Components, Inc.......................     152,100           294,694
 Transpro, Inc.........................................      38,000           171,000
 Transtechnology Corp..................................      99,100           854,738
 *TransTexas Gas Corp..................................      81,000                 0
 *TransTexas Gas Corp. Class A.........................         395             2,074
 *Transworld Healthcare, Inc...........................     146,800           224,788
 *Travis Boats & Motors, Inc...........................      16,400            85,075
 *TRC Companies, Inc...................................      60,400           634,200
 *TREEV, Inc...........................................      18,600           121,772
 *Trega Biosciences, Inc...............................     118,000           320,813
 Tremont Corp. DE......................................      28,100           467,163
 *Trend-Lines, Inc. Class A............................      50,900            64,420
 Trenwick Group, Inc...................................      28,262           423,930
 *Trex Medical Corp....................................      94,400           177,000
 *Triad Guaranty, Inc..................................       5,200            96,363
 Trico Bancshares......................................      39,550           627,856
 *Trico Marine Services, Inc...........................     169,400         1,646,356
 *Trident Microsystems, Inc............................     115,400           970,081
 *Trident Rowan Group, Inc.............................       9,300            20,925
 *Tridex Corp..........................................      54,700            41,880
 *Trimark Holdings, Inc................................       7,100            56,911
 *Trimedyne, Inc.......................................      48,800            96,075
 *Trimeris, Inc........................................      16,600           729,881
 *TriPath Imaging, Inc.................................     234,153         1,152,472
 *Triple S Plastics, Inc...............................      14,500           234,719
 *Tripos, Inc..........................................      24,700           395,200
 *Tristar Corp.........................................       3,300            17,738
 *Triumph Group........................................      12,600           352,800
 *TRM Copy Centers Corp................................      61,100           309,319

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tropical Sportswear International Corp...............      68,300    $    1,566,631
 *Troy Group, Inc......................................       7,500            69,844
 *Trump Hotels & Casino Resorts, Inc...................     190,900           524,975
 *TSR, Inc.............................................     106,400           603,488
 *Tultex Corp..........................................      58,900               736
 *TurboChef Technologies, Inc..........................      90,000           376,875
 Tuscarora, Inc........................................      62,500           792,969
 Twin Disc, Inc........................................      41,200           638,600
 *Twinlab Corp.........................................       1,200             8,588
 *Tyler Technologies, Inc..............................     361,750         1,447,000
 U.S. Bancorp, Inc.....................................     102,475           470,745
 *U.S. Diagnostic, Inc.................................     142,800           111,563
 *U.S. Franchise Systems, Inc..........................      57,900           313,022
 *U.S. Home & Garden, Inc..............................     133,700           338,428
 *U.S. Office Products, Co.............................     126,400           128,375
 *U.S. Plastic Lumber Corp.............................      34,300           155,422
 *U.S. Vision, Inc.....................................      38,514            66,196
 *Ubics, Inc...........................................      55,800           141,244
 UCBH Holdings, Inc....................................      34,300           861,788
 *UFP Technologies, Inc................................      10,300            27,038
 *Ugly Duckling Corp...................................      77,900           562,341
 *Ultimate Electronics, Inc............................      79,000         1,965,125
 *Ultimate Software Group, Inc.........................      40,100           319,547
 *Ultradata Systems, Inc...............................      13,600            39,525
 *Ultrak, Inc..........................................     100,300           670,756
 *Ultralife Batteries, Inc.............................      92,800           698,900
 Umpqua Holdings Corp..................................      10,500            86,953
 *Unapix Entertainment, Inc............................      53,900            60,638
 *Unicapital Corp......................................     117,500            80,781
 Unico American Corp...................................     117,600           722,138
 *UniComp, Inc.........................................      63,900           171,731
 *Unidigital, Inc......................................       4,900            11,025
 *Unifab International, Inc............................      10,400            76,050
 Unifirst Corp.........................................      71,500           585,406
 *Unify Corp...........................................      73,000           974,094
 *Unimark Group, Inc...................................      89,600            67,200
 *Uni-Marts, Inc.......................................      64,600           129,200
 *Union Acceptance Corp. Class A.......................      40,700           202,228
 Union Community Bancorp...............................       1,700            18,434
 *Unique Mobility, Inc.................................     142,500           997,500
 *Uniroyal Technology Corp.............................     238,300         3,797,906
 *Unit Corp............................................     192,700         2,541,231
 *United American Healthcare Corp.,....................      53,850            33,656
 *United Auto Group, Inc...............................      36,000           321,750
 *United Capital Corp..................................      50,754           664,560
 United Financial Corp. MN.............................       1,600            22,300
 United Guardian, Inc..................................      41,020           179,463
 United Industrial Corp................................     106,400           937,650
 United National Bancorp...............................         965            17,732
 *United Natural Foods, Inc............................      43,000           651,719
 *United Retail Group, Inc.............................     114,300           910,828
 *United Road Services, Inc............................         710             2,840
 *United States Energy Corp............................      76,500           219,938
 United States Lime & Minerals, Inc....................      14,300           101,888
 United Wisconsin Services, Inc........................      68,700           395,025
 *Unitel Video, Inc....................................      23,200               464
 Unitil Corp...........................................      40,500         1,053,000
 Unity Bancorp, Inc....................................      10,100            42,609
 *Universal American Financial Corp....................      26,900           100,875
 *Universal Electronics, Inc...........................     110,000         2,416,563
 Universal Forest Products, Inc........................      18,700           246,022
                                                            SHARES             VALUE+
                                                            ------             ------
 *Universal Stainless & Alloy Products, Inc............      51,000    $      350,625
 *Uno Restaurant Corp..................................     254,640         3,087,510
 *Urban Outfitters, Inc................................      29,000           262,813
 *Urocor, Inc..........................................      80,700           302,625
 *Urologix, Inc........................................      98,900           417,234
 *Uromed Corp. New.....................................      45,660           130,559
 *URS Corp.............................................      31,900           418,688
 *Ursus Telecom Corp...................................      27,600           237,188
 *US Can Corp..........................................      56,500           932,250
 *US Liquids, Inc......................................      58,700           286,163
 *US Xpress Enterprises, Inc. Class A..................      82,000           576,563
 *USA Detergents, Inc..................................     119,900           307,244
 *USA Floral Products, Inc.............................      57,300            47,452
 *USA Truck, Inc.......................................      40,300           264,469
 *USABancShares.com, Inc...............................      12,800            41,800
 *USANA, Inc...........................................      14,900            66,584
 *USData Corp..........................................      87,000           421,406
 *Utah Medical, Inc....................................      59,800           418,600
 *Utilx Corp...........................................     144,800           543,000
 *V.I. Technologies, Inc...............................      23,300           168,925
 *Valence Technology, Inc..............................     163,700         2,388,997
 *Valentis, Inc........................................     155,834         1,178,495
 *Valley National Gases, Inc...........................       8,900            44,500
 Valley Resources, Inc.................................      37,487           890,316
 *Vans, Inc............................................     112,500         1,757,813
 *Vari L Co., Inc......................................      49,800           481,659
 *Variflex, Inc........................................      51,100           295,422
 *VDI Media............................................      50,100           336,609
 *Venture Catalyst, Inc................................         400             1,538
 Venturian Corp........................................      23,100           106,838
 *Veramark Technologies, Inc...........................      62,900           233,909
 *Verdant Brands, Inc..................................      26,263            36,522
 *Verilink Corp........................................     121,400           842,213
 *Vermont Pure Holdings, Ltd...........................      14,400            49,500
 *Versant Object Technology Corp.......................      29,800           126,650
 *Versar, Inc..........................................      54,200           115,175
 *Vertel Corp..........................................     202,700         2,369,056
 Vesta Insurance Group, Inc............................     139,700           829,469
 *Vestcom International, Inc...........................      66,500           261,844
 *Viasat, Inc..........................................      12,700           491,331
 *Viasoft, Inc.........................................     111,100           921,783
 *Vical, Inc...........................................      49,900           937,184
 *Vicon Industries, Inc................................      46,250           147,422
 *Vicorp Restaurants, Inc..............................      67,400         1,270,069
 *Vidamed, Inc.........................................         500               891
 *Video Display Corp...................................      41,750           296,164
 *Video Services Corp..................................      17,700            55,313
 *Videonics, Inc.......................................      32,400            28,856
 *Viisage Technology, Inc..............................      41,400           122,259
 *Virbac Corp..........................................      18,100            46,381
 Virco Manufacturing Corp..............................     125,827         1,321,184
 Virginia Gas Co.......................................      19,200            51,000
 *Virtualfund.Com, Inc.................................     137,800           273,447
 *Vision Sciences, Inc.................................      23,250            30,516
 *Vision Twenty-One, Inc...............................      10,000             4,844
 *VisionAmerica, Inc...................................      66,300            43,509
 *Vista Eyecare, Inc...................................     208,600            65,188
 *VISTA Information Solutions, Inc.....................     136,700           299,031
 *Vista Medical Technologies, Inc......................      95,000            68,281
 *Visual Data Corp.....................................      43,700           153,633
 Vital Signs, Inc......................................      94,000         1,956,375

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Vitalcom, Inc........................................      68,800    $      107,500
 *Vitech America, Inc..................................     105,780           631,374
 *Vivus, Inc...........................................     184,400         1,066,063
 *Vlasic Foods International, Inc......................      25,000            54,688
 *Vodavi Technology, Inc...............................      22,300            53,659
 *V-ONE Corp...........................................     133,000           444,719
 *Voxware, Inc.........................................      13,200            61,050
 VRB Bancorp...........................................      12,000            61,500
 *VTEL Corp............................................     211,400           759,719
 Vulcan International Corp.............................      10,951           362,067
 *Vysis, Inc...........................................      89,000           698,094
 *Wackenhut Corp. Class A..............................      31,100           414,019
 *Wackenhut Corp. Class B Non-Voting...................      45,900           378,675
 *Wackenhut Corrections Corp...........................      45,200           293,800
 Wainwright Bank & Trust Co............................         200             1,444
 *Walker Interactive Systems, Inc......................     124,000           393,313
 *Wall Street Deli, Inc................................      14,800            16,188
 *Warrantech Corp......................................     117,000           102,375
 Warren Bancorp, Inc...................................     162,800         1,226,088
 Warwick Community Bancorp, Inc........................      20,600           226,600
 Washington Banking Co.................................      11,100            91,575
 *Washington Homes, Inc................................      63,600           341,850
 Washington Savings Bank FSB...........................      28,912            92,157
 Washington Trust Bancorp, Inc.........................      10,900           162,819
 *Waste Industries, Inc................................      47,400           405,122
 *Waterlink, Inc.......................................     158,700           436,425
 Waters Instruments, Inc...............................         500             2,078
 *Wavo Corp............................................     246,000           280,594
 *Waxman Industries, Inc. Class B......................       9,750             2,633
 *Webco Industries, Inc................................      33,600           132,300
 *Webhire, Inc.........................................      89,900           241,606
 Weider Nutrition International, Inc...................      31,700           103,025
 *Weirton Steel Corp...................................     164,000           748,250
 Wellco Enterprises, Inc...............................      12,300            98,400
 *Wells-Gardner Electronics Corp.......................      41,200           141,625
 West Coast Bancorp....................................      63,595           691,596
 *West Marine, Inc.....................................      99,900           808,566
 *Westaff, Inc.........................................     131,150           565,584
 Westbank Corp.........................................       6,900            59,513
 *Westcoast Hospitality Corp...........................     115,500           895,125
 *Westell Technologies, Inc............................     179,880         2,973,641
 *Westerbeke Corp......................................      20,000            57,500
 Westerfed Financial Corp..............................      35,100           502,369
 Western Ohio Financial Corp...........................       8,400           125,475
 *Western Power & Equipment Corp.......................       9,900            55,378
 *Western Water Co.....................................      71,400            16,734
 *Weston (Roy F.), Inc. Class A........................      56,600           178,644
 *Wet Seal, Inc. Class A...............................      28,500           327,750
 Weyco Group, Inc......................................       1,200            29,550
 *White Electronics Designs Corp.......................     130,856         1,300,382
 *Whitman Education Group, Inc.........................     118,700           163,213
 *WHX Corp.............................................     124,300           730,263
 *Wickes Lumber Co.....................................      70,700           380,013
 *William Lyon Homes...................................      41,800           266,475
 *Williams Clayton Energy, Inc.........................      78,300         2,030,906
 *Williams Controls, Inc...............................     107,200           177,550
 *Williams Industries, Inc.............................       3,600            10,125
 *Willis Lease Finance Corp............................      63,600           480,975
 *Wilshire Financial Sevices Group, Inc................       1,002             1,566
 *Wilshire Oil Co. of Texas............................     142,975           491,477
 *Wilsons The Leather Experts, Inc.....................      45,600           712,500
 *Wire One Technologies, Inc...........................      25,600           156,000
                                                            SHARES             VALUE+
                                                            ------             ------
 *Wireless Telecom Group, Inc..........................     149,200    $      354,350
 *Wireless Xcessories Group............................      12,600            16,341
 *Wiser Oil Co.........................................      70,400           211,200
 *WLR Foods, Inc.......................................     128,086           592,398
 *WMF Group, Ltd.......................................      26,300           229,714
 *Wolf (Howard B.), Inc................................       6,000                 6
 Wolohan Lumber Co.....................................      49,100           549,306
 *Wolverine Tube, Inc..................................      72,900         1,202,850
 Woodhead Industries, Inc..............................     176,550         2,852,386
 *Workflow Management, Inc.............................      61,100           742,747
 *Workgroup Technology Corp............................      51,800            35,613
 *World Acceptance Corp................................     174,000           897,188
 World Fuel Services Corp..............................     104,700           713,269
 *Worldpages.com, Inc..................................     104,800           733,600
 *Worldtex, Inc........................................     141,800            57,606
 *WPI Group, Inc.......................................      51,850            73,724
 WSFS Financial Corp...................................      12,200           145,256
 *Wyant Corp...........................................         666               957
 *Xeta Corp............................................      23,700           726,553
 *Xetel Corp...........................................      74,200           129,850
 *Xicor, Inc...........................................     152,400         1,033,463
 *Xoma, Ltd............................................     246,200           796,303
 X-Rite, Inc...........................................     141,800         1,502,194
 Yardville National Bancorp............................      54,367           572,552
 Yonkers Financial Corp................................       7,400           111,463
 York Financial Corp...................................      79,278           995,930
 York Group, Inc.......................................      70,500           255,563
 *York Research Corp...................................     126,300           132,220
 *Youthstream Media Networks, Inc......................      19,600           108,413
 *Zamba Corporation....................................     151,600           734,313
 *Zap.com Corp.........................................         650             2,031
 *Zapata Corp..........................................      79,200           297,000
 *Zaring National Corp.................................      22,100            73,897
 *Zemex Corp...........................................      29,972           243,523
 *Zevex International, Inc.............................      13,400            64,906
 Ziegler Co., Inc......................................       4,200            77,963
 *Zila, Inc............................................       6,435            20,813
 *Zoll Medical Corp....................................      43,500         2,172,281
 *Zoltek Companies, Inc................................      78,500           522,516
 *Zonagen, Inc.........................................      22,900            70,847
 *Zygo Corp............................................      47,400         1,555,313
 *Zymetx, Inc..........................................      17,600            36,850
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,404,982,000)................................                 1,382,383,800
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 *O'Sullivan Industries Holdings (Senior Preferred 12%)
   (Cost $0)...........................................      33,400            16,867
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Associates First Capital Corp. (Residual Value
   Obligation).........................................      42,600             1,938
 *Golden Books Family Entertainment Warrants
   01/01/02............................................         114               107
 *Intercontinental Telecom Corp. Warrants 04/30/02.....      15,680                 0
 *Skyepharma P.L.C. Contingent Payment Rights..........      86,900                 0
 *TransTexas Gas Corp. Warrants 06/30/02...............         823                 0

THE U.S. 9-10 SMALL COMPANY SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Xinetix, Inc. Warrants 03/17/03......................       4,556    $            0
 *Xytronyx, Inc. Warrants 08/11/01.....................         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $549,211)......................................                         2,045
                                                                       --------------

                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (3.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 10/31/01, valued at $43,505,963) to be
   repurchased at $42,869,084
   (Cost $42,862,000)..................................    $ 42,862        42,862,000
                                                                       --------------
TOTAL INVESTMENTS  -- (100.0%) (Cost
  $1,448,393,211)++....................................                $1,425,264,712
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,448,421,467.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
JAPAN -- (25.3%)
COMMON STOCKS -- (24.9%)
 Aichi Bank, Ltd.......................................       10,500   $      721,616
 Aisin Seiki Co., Ltd..................................      137,000        1,679,498
 Amada Co., Ltd........................................      376,000        3,247,549
 Amano Corp............................................      115,000          966,566
 *Aomori Bank, Ltd.....................................      170,000          787,833
 Aoyama Trading Co., Ltd...............................       41,100          490,490
 Asahi Glass Co., Ltd..................................      140,000        1,298,908
 *Ashikaga Bank, Ltd...................................      808,000        1,650,893
 Autobacs Seven Co., Ltd...............................       10,300          300,367
 Awa Bank, Ltd.........................................      196,600          936,668
 Bank of Iwate, Ltd....................................       18,590          671,605
 Bank of Kyoto, Ltd....................................      347,400        1,803,543
 Bank of Nagoya, Ltd...................................      185,000        1,080,705
 *Bank of Osaka, Ltd...................................      315,000          637,752
 Bank of Yokohama, Ltd.................................      978,000        4,178,127
 Best Denki Co., Ltd...................................      153,000          947,768
 Canon Sales Co., Inc..................................      124,900        1,792,156
 Casio Computer Co., Ltd...............................       60,000          573,949
 Chiba Bank, Ltd.......................................      941,000        4,089,973
 Chiyoda Fire and Marine Insurance Co., Ltd............      444,150        1,423,094
 Chudenko Corp.........................................       84,460        1,222,875
 Chugoku Bank, Ltd.....................................      199,000        1,753,897
 Chuo Mitsui Trust and Banking Co., Ltd................      309,000        1,242,600
 Citizen Watch Co., Ltd................................      318,000        2,731,831
 Cosmo Oil Co., Ltd....................................      764,000        1,064,313
 Dai Nippon Pharmaceutical Co., Ltd....................      203,000        2,158,671
 Dai Tokyo Fire & Marine Insurance Co., Ltd............      529,000        1,719,526
 Daicel Chemical Industries, Ltd.......................      485,000        1,432,365
 Daido Steel Co., Ltd..................................      126,000          265,633
 Daimaru, Inc..........................................       79,000          225,242
 Daio Paper Corp.......................................        3,000           23,181
 Daisan Bank, Ltd......................................       68,000          290,504
 Daishi Bank, Ltd......................................      355,000        1,302,298
 Daito Trust Construction Co., Ltd.....................      180,784        3,441,904
 Daiwa Bank, Ltd.......................................      500,000        1,267,703
 Daiwa House Industry Co., Ltd.........................      663,000        4,919,775
 Daiwa Securities Co., Ltd.............................    1,500,000       18,249,353
 Dowa Fire & Marine Insurance Co., Ltd.................      383,000          939,048
 Ehime Bank, Ltd.......................................      143,000          606,928
 Ezaki Glico Co., Ltd..................................      174,600          809,151
 Fuji Photo Film Co., Ltd..............................      355,000       12,396,558
 Fujikura, Ltd.........................................      108,000          513,545
 Fukui Bank, Ltd.......................................      343,000          936,540
 Fukuoka City Bank, Ltd................................      264,532        1,203,813
 Fukuyama Transporting Co., Ltd........................      266,000        1,610,698
 Futaba Corp...........................................       16,000          595,867
 Futaba Industrial Co., Ltd............................       85,000        1,093,336
 General Sekiyu KK.....................................      111,000          226,793
 Gunma Bank, Ltd.......................................      146,000          795,932
 *Hachijuni Bank, Ltd..................................       45,000          288,368
 Hankyu Department Stores, Inc.........................       54,000          266,301
                                                            SHARES             VALUE+
                                                            ------             ------
 Hanshin Electric Railway Co., Ltd.....................      141,000   $      392,849
 Higo Bank, Ltd........................................      308,000        1,138,462
 *Hino Motors, Ltd.....................................      404,000        1,076,833
 Hiroshima Bank, Ltd...................................      593,000        2,224,954
 Hitachi Construction Machinery Co., Ltd...............       64,000          275,793
 Hitachi Maxell, Ltd...................................       96,000        2,344,833
 Hitachi Metals, Ltd...................................      360,000        2,975,620
 Hitachi, Ltd..........................................    3,717,000       46,050,390
 Hokkoku Bank, Ltd.....................................      102,000          401,653
 Hokuetsu Bank.........................................      275,330          805,469
 Hokuetsu Paper Mills, Ltd.............................      162,000        1,262,298
 *Hokuriku Bank, Ltd...................................      891,000        2,060,449
 House Foods Corp......................................      117,000        1,737,478
 Hyakugo Bank, Ltd. (105th Bank).......................      258,000        1,130,958
 Hyakujishi Bank, Ltd..................................      314,000        1,895,518
 Inax Corp.............................................      309,000        1,764,894
 *Ishikawajima-Harima Heavy Industries Co., Ltd........      380,000          585,837
 *Itochu Corp..........................................      300,000        1,211,980
 Itoham Foods, Inc.....................................      288,000        1,182,224
 *Iyo Bank, Ltd........................................       60,000          366,101
 Izumi Co., Ltd........................................       19,000          239,275
 Japan Airport Terminal Co., Ltd.......................       29,000          237,009
 *Japan Energy Corp....................................      320,000          297,191
 Joyo Bank, Ltd........................................      245,000          953,378
 Juroku Bank, Ltd......................................      349,000        1,552,551
 Kagoshima Bank, Ltd...................................      266,000          923,928
 Kajima Corp...........................................      826,000        2,055,889
 Kamigumi Co., Ltd.....................................      357,000        1,707,499
 Kandenko Co., Ltd.....................................      266,000          988,158
 Kansai Paint Co., Ltd., Osaka.........................      108,000          267,806
 Katokichi Co., Ltd....................................       30,000          752,263
 *Kawasaki Heavy Industries, Ltd.......................      407,000          532,965
 Kikkoman Corp.........................................      259,000        1,816,066
 Kinden Corp...........................................       77,000          418,342
 Kissei Pharmaceutical Co., Ltd........................       41,000          664,453
 Koa Fire & Marine Insurance Co., Ltd..................       45,000          122,034
 *Kobe Steel, Ltd......................................    2,632,000        1,857,738
 Koito Manufacturing Co., Ltd..........................      146,000          713,220
 Kokuyo Co., Ltd.......................................       38,000          568,191
 Komatsu, Ltd..........................................    1,279,000        7,875,334
 Komori Corp...........................................       74,000        1,166,268
 Konica Corp...........................................       71,000          435,198
 Koyo Seiko Co.........................................      198,000        1,379,150
 Kubota Corp...........................................       25,000           88,228
 Lion Corp.............................................      325,000        1,385,418
 Makita Corp...........................................      209,000        1,985,669
 *Marubeni Corp........................................    1,942,000        5,158,224
 Maruichi Steel Tube, Ltd..............................      117,000        1,322,395
 Matsushita Electric Industrial Co., Ltd...............    1,933,000       45,688,254
 Matsushita Electric Works, Ltd........................      190,000        2,175,713
 Michinoku Bank, Ltd...................................      187,000        1,128,859
 Mitsubishi Electric Corp..............................      200,000        1,965,172
 Mitsubishi Gas Chemical Co., Inc......................      548,000        1,419,939
 Mitsubishi Heavy Industries, Ltd......................      611,000        2,122,256

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Mitsubishi Logistics Corp.............................        3,000   $       23,961
 *Mitsubishi Materials Corp............................      975,000        3,241,698
 *Mitsubishi Motors Corp...............................      866,000        2,814,951
 Mitsui Chemicals, Inc.................................          800            5,654
 *Mitsui Engineering and Shipbuilding Co., Ltd.........      781,000          587,518
 Mori Seiki Co., Ltd...................................      121,000        1,798,002
 Musashino Bank, Ltd...................................       26,000        1,009,333
 Mycal Corp............................................       93,000          281,569
 NHK Spring Co., Ltd...................................       71,000          258,481
 *NKK Corp.............................................    2,612,000        1,673,814
 NTN Corp..............................................      398,000        1,301,100
 Nanto Bank, Ltd.......................................      288,000        1,500,515
 National House Industrial Co., Ltd....................       95,000          544,369
 Nichirei Corp.........................................      366,000        1,074,121
 Nifco, Inc............................................       45,000          500,673
 Nikko Securities Co., Ltd.............................      400,000        3,707,451
 *Nippon Credit Bank, Ltd..............................    1,683,000                0
 Nippon Kayaku Co., Ltd................................       53,000          253,002
 Nippon Meat Packers, Inc., Osaka......................        4,000           54,237
 Nippon Mitsubishi Oil Company.........................    1,863,050        7,630,412
 Nippon Sanso Corp.....................................      367,000        1,117,956
 Nippon Shinpan Co., Ltd...............................       27,000           55,417
 Nippon Shokubai Co., Ltd..............................      163,000          749,338
 Nishimatsu Construction Co., Ltd......................      364,000        1,304,889
 Nishi-Nippon Bank, Ltd................................       85,540          336,837
 Nissei Sangyo Co., Ltd................................      110,050        1,410,438
 Nisshin Flour Milling Co., Ltd........................       96,000          873,740
 Nisshin Steel Co., Ltd................................    1,318,000        1,383,180
 Nisshinbo Industries, Inc.............................      305,000        1,387,972
 *Nissho Iwai Corp.....................................      544,000          510,276
 North Pacific Bank, Ltd...............................       45,000          229,858
 Obayashi Corp.........................................      520,000        1,980,032
 Ogaki Kyoritsu Bank, Ltd..............................       50,000          271,651
 Oita Bank, Ltd........................................      145,000          700,255
 Oji Paper Co., Ltd....................................      275,000        1,772,463
 Okumura Corp..........................................      322,000          971,906
 Onward Kashiyama Co., Ltd.............................        3,000           40,121
 Pioneer Electronic Corp...............................      182,000        5,560,991
 Q.P. Corp.............................................      168,000        1,299,688
 *Rinnai Corp..........................................        1,000           21,639
 Ryosan Co., Ltd.......................................       53,000        1,100,116
 Sakura Bank, Ltd......................................      816,000        6,039,951
 San In Godo Bank, Ltd.................................      222,000        1,162,832
 Sanyo Electric Co., Ltd...............................    2,565,000       18,962,053
 *Sanyo Shinpan Finance Co., Ltd.......................       11,000          398,421
 Seino Transportation Co., Ltd.........................      197,000          900,153
 Sekisui Chemical Co., Ltd.............................      557,000        1,914,000
 Sekisui House, Ltd....................................      938,000        9,129,543
 Shiga Bank, Ltd.......................................      272,000        1,225,168
 *Shikoku Bank, Ltd....................................       25,000          149,756
 *Shima Seiki Manufacturing Co., Ltd...................        5,000          124,449
 Shimachu Co., Ltd.....................................       20,200          337,307
 Shimadzu Corp.........................................      181,000          934,627
 Shimizu Corp..........................................      997,000        2,361,132
 Shinwa Bank, Ltd......................................       50,000          144,416
 *Shohkoh Fund & Co., Ltd..............................        3,000          646,389
 Showa Shell Sekiyu KK.................................      110,000          451,544
 Snow Brand Milk Products Co., Ltd.....................      419,000        2,101,322
 Stanley Electric Co., Ltd.............................      246,000        2,101,880
 Sumitomo Corp.........................................      600,000        5,572,322
 Sumitomo Forestry Co., Ltd............................      139,000          864,917
                                                            SHARES             VALUE+
                                                            ------             ------
 *Sumitomo Metal Industries, Ltd. Osaka................    1,481,000   $    1,017,822
 *Sumitomo Metal Mining Co., Ltd.......................      313,000        1,322,637
 Sumitomo Realty & Development Co., Ltd................      488,000        1,812,862
 Sumitomo Trust & Banking Co., Ltd.....................       21,000          151,929
 *Suzuken Co., Ltd.....................................        6,000          215,092
 TOC Co., Ltd..........................................          950            5,911
 Taiheiyo Cement Corp..................................    1,209,800        1,808,941
 Taisei Corp...........................................    1,325,000        1,821,220
 *Takara Standard Co., Ltd.............................      175,000          723,241
 Takashimaya Co., Ltd..................................      214,000        1,927,837
 Tanabe Seiyaku Co., Ltd...............................      167,000        1,127,550
 Teijin, Ltd...........................................      917,000        3,823,848
 Teikoku Oil Co., Ltd..................................      346,000        1,028,279
 *Toda Corp............................................      418,000        1,630,461
 Toho Bank, Ltd........................................      240,000          913,861
 Tokuyama Corp.........................................      248,000        1,402,665
 Tokyo Style Co., Ltd..................................      133,000        1,198,142
 *Tokyo Tomin Bank, Ltd................................       30,900        1,030,239
 Toppan Printing Co., Ltd..............................      100,000        1,060,599
 Toray Industries, Inc.................................       25,000           95,194
 Toshiba TEC Corp......................................      345,000        1,313,675
 Tostem Corp...........................................      188,000        3,099,139
 Toto, Ltd.............................................      247,000        1,660,812
 Toyo Seikan Kaisha, Ltd...............................      287,600        5,082,912
 Toyo Suisan Kaisha, Ltd...............................      116,000        1,034,223
 Toyo Trust & Banking Co., Ltd.........................      728,000        2,461,034
 Toyobo Co., Ltd.......................................      468,000          760,622
 Toyoda Machine Works, Ltd.............................       38,000          356,443
 Toyota Auto Body Co., Ltd.............................       86,000          813,076
 Toyota Tsusho Corp....................................      314,000        1,052,742
 UNY Co., Ltd..........................................       17,000          209,668
 *Victor Co. of Japan, Ltd.............................      246,000        1,446,185
 Wacoal Corp...........................................      149,000        1,249,565
 Yamagata Bank, Ltd....................................      153,700          789,376
 Yamaguchi Bank........................................      133,000          878,226
 Yamaha Corp...........................................       60,000          546,087
 Yamatake-Honeywell Co., Ltd...........................       87,000          864,546
 Yamazaki Baking Co., Ltd..............................       64,000          591,409
 *Yasuda Trust & Banking Co., Ltd......................    1,434,000        1,771,274
 Yodogawa Steel Works, Ltd.............................      296,000          742,233
 Yokogawa Electric Corp................................      337,000        2,816,809
 Yokohama Rubber Co., Ltd..............................      410,000          963,362
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $475,494,171)..................................                   419,205,789
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Japanese Yen
   (Cost $7,348,432)...................................                     7,303,233
                                                                       --------------
TOTAL -- JAPAN
  (Cost $482,842,603)..................................                   426,509,022
                                                                       --------------
UNITED KINGDOM -- (18.4%)
COMMON STOCKS -- (17.8%)
 *3I Group P.L.C.......................................       41,000          775,839
 Abbey National P.L.C..................................      187,800        2,496,868
 Aggregate Industries P.L.C............................    1,317,091        1,353,451
 Alliance & Leicester P.L.C............................      348,000        3,110,530
 *Allied Domecq P.L.C..................................      869,994        4,330,265
 Allied Zurich P.L.C...................................      402,000        4,506,520
 Anglian Water P.L.C...................................      151,281        1,257,226

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Antofagasta Holdings P.L.C............................      160,000   $      797,572
 Arjo Wiggins Appleton P.L.C...........................      814,500        3,070,975
 Associated British Foods P.L.C........................      766,096        5,055,544
 Associated British Ports Holdings P.L.C...............      375,400        1,630,026
 BAA P.L.C.............................................    1,083,993        7,906,792
 *BG Group P.L.C.......................................    2,666,548       15,982,614
 BOC Group P.L.C.......................................      143,513        2,016,383
 BPB P.L.C.............................................      458,500        2,535,684
 Barclays P.L.C........................................      359,555        9,345,853
 Barratt Developments P.L.C............................      226,000          780,323
 *Bass P.L.C...........................................      682,070        7,452,472
 Beazer Group P.L.C....................................      239,257          452,386
 Berkeley Group P.L.C..................................      122,792        1,025,973
 *Blue Circle Industries P.L.C.........................      338,731        2,154,312
 *Bodycote International P.L.C.........................      210,360          647,716
 Britannic P.L.C.......................................      181,600        2,482,296
 British Airways P.L.C.................................      935,331        5,060,902
 British Land Co. P.L.C................................      502,381        3,003,635
 British Vita P.L.C....................................      216,100          833,352
 *British-Borneo Petroleum Syndicate P.L.C.............      306,485          318,382
 Brixton Estate P.L.C..................................      235,685          757,398
 Burford Holdings P.L.C................................      337,000          501,195
 CGU P.L.C.............................................    1,835,450       27,873,423
 *Canary Wharf Group P.L.C.............................      468,000        2,500,783
 Capital Shopping Centres P.L.C........................      395,375        2,112,707
 Caradon P.L.C.........................................      312,000          739,159
 Carillion P.L.C.......................................      196,758          313,210
 Chelsfield P.L.C......................................      238,165        1,142,713
 *Chorion P.L.C........................................       98,404           63,614
 Cookson Group P.L.C...................................      608,692        1,876,487
 *Corus Group P.L.C....................................    2,724,027        3,990,171
 DeVere Group P.L.C....................................      106,442          499,570
 *Debenhams P.L.C......................................      302,000        1,020,163
 Enterprise Oil P.L.C..................................      354,000        2,523,921
 Glynwed International P.L.C...........................      178,000          622,572
 Great Portland Estates P.L.C..........................      197,275          656,079
 Great Universal Stores P.L.C..........................      819,700        5,090,729
 Halifax P.L.C.........................................      130,000        1,277,595
 Hammerson P.L.C.......................................      280,000        1,724,286
 Hanson P.L.C..........................................      599,300        4,250,446
 Hilton Group P.L.C....................................    1,251,117        4,619,010
 Hyder P.L.C...........................................       90,415          410,836
 IMI P.L.C.............................................       24,000           97,933
 Imperial Chemical Industries P.L.C....................      300,000        2,403,478
 *Independent Insurance Group P.L.C....................      130,000          478,005
 Invensys P.L.C........................................        3,390           11,654
 Johnson Matthey P.L.C.................................      178,000        2,035,333
 Kelda Group P.L.C.....................................      161,510          784,579
 *LaPorte P.L.C........................................       13,000          103,956
 *Laporte P.L.C. Series B..............................      208,000            3,109
 Lasmo P.L.C...........................................      989,335        1,759,723
 Lex Service P.L.C.....................................      121,933          756,351
 Lonmin P.L.C..........................................      236,002        2,187,064
 Marks & Spencer P.L.C.................................    1,273,167        4,738,477
 Mersey Docks & Harbour Co. P.L.C......................       53,050          381,403
 Millennium and Copthorne Hotels P.L.C.................      258,000        1,521,321
 *Morgan Crucible Company P.L.C........................       16,000           51,298
 *National Power P.L.C.................................      755,400        4,149,429
 *Northern Foods P.L.C.................................      433,000          747,522
                                                            SHARES             VALUE+
                                                            ------             ------
 Northern Rock P.L.C...................................      344,000   $    1,671,075
 Peel Holdings P.L.C...................................       45,400          342,690
 Peninsular & Oriental Steam Navigation Co.............      481,909        5,049,369
 Pennon Group P.L.C....................................       46,080          385,704
 Pilkington P.L.C......................................    1,117,167        1,377,609
 Pillar Property P.L.C.................................       21,250           99,099
 Powergen P.L.C........................................      530,177        3,486,804
 RMC Group P.L.C.......................................      252,000        3,167,748
 *Railtrack Group P.L.C................................      352,000        4,419,529
 Rank Group P.L.C......................................      793,530        1,672,386
 Rexam P.L.C...........................................      402,813        1,414,899
 Rio Tinto P.L.C.......................................      638,926        9,425,877
 Rolls-Royce P.L.C.....................................      903,049        3,320,477
 Royal & Sun Alliance Insurance Group P.L.C............    1,476,831        8,785,529
 *Royal Bank of Scotland Group P.L.C...................      965,021       15,866,586
 Safeway P.L.C.........................................    1,085,055        3,969,433
 Sainsbury (J.) P.L.C..................................    1,566,117        7,139,669
 Scottish & Newcastle P.L.C............................      507,900        4,387,934
 Severn Trent P.L.C....................................      210,597        1,910,711
 Shell Transport & Trading Co., P.L.C..................      304,390        2,517,131
 Signet Group P.L.C....................................      803,000          600,122
 Slough Estates P.L.C..................................      399,400        2,143,170
 *Smith (David S.) Holdings P.L.C......................      298,000          643,633
 *Smith (W.H.) P.L.C...................................      203,000        1,168,183
 Somerfield P.L.C......................................      165,142          124,653
 *Stagecoach Holdings P.L.C............................    1,166,000        1,045,692
 Tate & Lyle P.L.C.....................................      443,200        1,659,440
 Taylor Woodrow P.L.C..................................      396,277          900,319
 Tesco P.L.C...........................................    4,395,931       13,272,608
 Thames Water P.L.C....................................      165,347        1,982,096
 Thistle Hotels P.L.C..................................      466,707          892,911
 Trinity P.L.C.........................................      160,450        1,280,663
 Unigate P.L.C.........................................      233,600        1,068,435
 Unilever P.L.C........................................      800,000        5,276,291
 United Utilities P.L.C................................      265,595        2,504,974
 Whitbread P.L.C.......................................      489,242        4,100,597
 Wilson Bowden P.L.C...................................       96,900          863,949
 *Wimpey (George) P.L.C................................      348,650          581,057
 *Wolseley P.L.C.......................................      467,582        2,372,748
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $285,771,640)..................................                   300,052,393
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.6%)
 *British Pound Sterling
   (Cost $10,063,210)..................................                    10,050,438
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $295,834,850)..................................                   310,102,831
                                                                       --------------
FRANCE -- (9.9%)
COMMON STOCKS -- (9.9%)
 AGF (Assurances Generales de France SA)...............      103,514        5,231,956
 *Air Liquide..........................................        7,150          997,955
 Aventis...............................................      140,000        9,049,598
 Banque Nationale de Paris.............................      324,843       29,146,938
 Bongrain SA...........................................        1,653          448,402
 Christian Dior SA.....................................       31,100        7,066,346
 Colas SA..............................................        5,070          934,744
 Credit Commercial de France...........................        6,300          888,665
 *Credit Lyonnais SA...................................       15,000          640,464

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 De la Rue Imperiale de Lyon...........................          500   $      953,834
 Eridania Beghin-Say SA................................       18,900        1,723,870
 Esso SA...............................................        8,476          494,829
 *Euro Disney SCA......................................      758,586          548,742
 *Faurecia SA..........................................        6,750          282,951
 Fimalac SA............................................        2,500          361,687
 Fonciere Lyonnaise SA.................................        3,968          406,265
 Fromageries Bel la Vache qui Rit......................          775          493,772
 GTM Entrepose.........................................       21,077        1,759,218
 Generale des Establissements Michelin SA Series B.....       75,500        2,485,672
 Groupe Danone.........................................       42,500        9,897,012
 Hachette Filipacchi Medias............................        6,500          446,382
 Imerys................................................       11,000        1,356,790
 LaFarge SA............................................       76,032        5,852,521
 Labinal SA............................................        6,400          784,657
 Lapeyre SA............................................       12,300          584,041
 Pechiney SA Series A..................................       55,475        2,268,843
 Pernod-Ricard SA......................................       38,900        2,038,292
 Peugeot SA............................................       37,150        7,579,664
 Rallye SA.............................................       17,220          921,462
 *Remy Cointreau SA....................................       27,400          592,073
 SEB SA................................................        9,000          555,885
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................          200           28,583
 Saint-Gobain..........................................       65,436        9,072,488
 *Societe des Ciments de Francais......................       21,500        1,086,684
 Societe Financiere Interbail SA.......................       11,550          279,570
 Societe Generale, Paris...............................      281,728       16,159,881
 Suez Lyonnaise des Eaux SA............................       30,000        5,007,976
 Thomson-CSF...........................................       87,203        3,364,288
 Total SA..............................................      200,000       31,327,670
 Usinor................................................      167,800        2,007,475
 Valeo SA..............................................       46,400        2,336,610
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $104,756,556)..................................                   167,464,755
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Banque Nationale de Paris
   CVG Rights 07/15/02
   (Cost $226,784).....................................       58,864          272,953
                                                                       --------------
TOTAL -- FRANCE
  (Cost $104,983,340)..................................                   167,737,708
                                                                       --------------
GERMANY -- (9.5%)
COMMON STOCKS -- (9.5%)
 AGIV AG fuer Industrie & Verkehrswesen................       57,800        1,029,195
 BASF AG...............................................      640,050       26,058,348
 BHW Holding AG, Berlin................................      167,300        2,901,389
 *Bankgesellschaft Berlin AG...........................      233,550        3,627,965
 Bayer AG..............................................      168,100        6,485,291
 Bayerische Vereinsbank AG.............................      290,000       18,449,753
 Berliner Kraft & Licht Bewag AG.......................      177,600        1,976,481
 Bilfinger & Berger Bau AG, Mannheim...................       46,500          692,144
 Commerzbank AG........................................      408,050       14,966,778
 Continental AG........................................       44,100          803,655
 DBV Holding AG........................................       44,000        1,530,215
 DaimlerChrysler AG, Stuttgart.........................       15,400          848,351
 Degussa-Huels AG......................................        7,800          238,714
                                                            SHARES             VALUE+
                                                            ------             ------
 *Deutsche Bank AG.....................................      359,305   $   27,124,149
 Deutsche Lufthansa AG.................................      305,250        7,303,715
 Deutsche Pfandbrief und Hypothekenbank AG, Depfa......       46,400        4,823,831
 Dresdner Bank AG......................................      331,200       13,361,279
 Dyckerhoff AG.........................................       22,750          643,502
 *FPB Holding AG.......................................        5,789          869,735
 Fresenius Medical Care AG.............................       37,600        3,086,026
 *Gehe AG..............................................        3,600          119,190
 *Heidelberger Druckmaschinen AG.......................        4,200          273,436
 Heidelberger Zement AG, Heidelberg....................       27,170        1,592,484
 Hochtief AG...........................................       91,150        2,886,794
 *Hoechst AG...........................................       27,900          835,748
 *Holzmann (Philipp) AG................................        1,860           32,774
 Karstadt Quelle AG....................................       70,000        2,350,039
 Linde AG..............................................       76,000        3,094,187
 MAN AG................................................      140,000        4,777,980
 Merck KGAA............................................       58,000        1,850,354
 SCA Hygiene Products AG...............................        3,550          658,456
 Thyssen Krupp AG......................................      108,750        1,916,246
 Veba AG...............................................       24,000        1,202,359
 Vereins & Westbank AG.................................       73,187        1,846,168
 Volkswagen AG.........................................       15,550          625,876
                                                                       --------------
TOTAL -- GERMANY
  (Cost $125,346,445)..................................                   160,882,607
                                                                       --------------
NETHERLANDS -- (7.1%)
COMMON STOCKS -- (7.1%)
 ABN-AMRO Holding NV...................................    1,349,245       30,656,696
 Asr Verzekeringsgroep NV..............................       41,692        2,145,923
 Buhrmann NV...........................................       82,274        2,491,232
 DSM NV................................................      127,665        4,143,891
 Fortis (NL)...........................................      558,051       14,594,575
 Ing Groep NV..........................................      732,972       43,579,437
 KLM (Koninklijke Luchtvaart Mij) NV...................       61,019        1,355,311
 Koninklijke KPN NV....................................       21,132        1,897,075
 Koninklijke Vopak NV..................................       38,986          885,815
 *NV Holdingsmij de Telegraaf..........................        6,800          163,650
 Royal Philips Electronics NV, Eindhoven...............      404,800       17,967,252
 Vendex KBB NV.........................................       11,391          201,773
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $59,212,684)...................................                   120,082,630
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *Fortis (NL) Rights 06/19/00
   (Cost $0)...........................................      558,051                0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $59,212,684)...................................                   120,082,630
                                                                       --------------
SWITZERLAND -- (6.8%)
COMMON STOCKS -- (6.8%)
 Ascom Holding AG, Bern................................        1,410        4,242,503
 Baloise-Holding, Basel................................       26,676       24,897,747
 Banque Cantonale Vaudois..............................        5,795        1,801,760
 Bobst SA, Prilly......................................          513          729,403
 Ciba Spezialitaetenchemie Holding AG..................        2,100          129,160
 Financiere Richemont AG...............................        8,973       22,234,113
 Fischer (Georg) AG, Schaffhausen (Namen)..............       12,987        4,099,166
 Helvetia Patria Holding, St. Gallen...................        4,830        3,761,438

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Intershop Holding AG, Zuerich.........................        5,400   $    3,010,637
 Jelmoli Holding AG, Zuerich...........................          500          646,021
 Pargesa Holding SA, Geneve............................        1,935        4,018,431
 Roche Holding AG, Basel...............................          892       10,367,259
 Sairgroup, Zuerich....................................       37,480        6,887,958
 Schindler Holding AG, Hergiswil Partizipsch...........        3,469        5,341,678
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................        8,066        4,520,794
 Sika Finanz AG, Baar..................................        1,280          432,710
 *Sulzer AG, Winterthur................................        8,280        5,554,227
 *UBS AG...............................................       14,000        1,881,132
 *Unaxis Holding AG....................................       44,781       10,435,752
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $82,782,991)...................................                   114,991,889
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $171,047).....................................                       175,238
                                                                       --------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Baloise-Holding, Basel Put Options 06/16/00
   (Cost $0)...........................................       26,676           87,976
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $82,954,038)...................................                   115,255,103
                                                                       --------------
ITALY -- (4.0%)
COMMON STOCKS -- (4.0%)
 Banca Commerciale Italiana SpA........................      741,970        3,523,098
 Banca di Roma.........................................    7,168,500        7,705,134
 Banca Intesa SpA, Milano..............................    4,824,356       18,925,535
 Banca Popolare di Milano..............................      159,000        1,029,250
 Banca Toscana.........................................      607,000        1,981,526
 CIR SpA (Cie Industriale Riunite), Torino.............      400,000        1,276,106
 Cartiere Burgo SpA....................................      235,000        2,218,626
 *Compagnia di Partecipazioni Assicurative Industriali
   SpA.................................................      902,500        1,146,664
 Fabbrica Italiana Magneti Marelli SpA.................      350,000        1,778,759
 Fiat SpA..............................................      399,789       10,095,944
 IFIL Finanziaria Partecipazioni SpA...................      510,187        3,856,164
 Italcementi Fabriche Riunite Cemento SpA, Bergamo.....      378,560        3,412,475
 Milano Assicurazioni SpA..............................      199,000          614,562
 Parmalat Finanziaria SpA..............................      900,000        1,113,440
 SAI SpA (Sta Assicuratrice Industriale), Torino.......       32,000          486,107
 San Paolo-IMI SpA.....................................      400,000        5,824,090
 Sirti SpA.............................................       25,000           45,675
 Toro Assicurazioni Cia Anonima d'Assicurazione di
   Torino SpA..........................................      168,350        2,473,072
                                                                       --------------
TOTAL -- ITALY
  (Cost $46,205,794)...................................                    67,506,227
                                                                       --------------

SPAIN -- (2.9%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (2.9%)
 Aceralia Corporacion Siderurgica SA...................       22,500   $      235,375
 Acerinox SA...........................................      154,740        5,223,630
 Aumar (Autopistas del Mare Nostrum SA)................      176,800        2,666,068
 Autopistas Concesionaria Espanola SA..................      453,789        4,292,621
 Azucarera Ebro Agricolas SA...........................      111,600        1,354,791
 Banco Pastor SA, La Coruna............................       39,600        1,604,155
 Cementos Portland SA..................................       26,000          542,772
 Cia Espanola de Petroleous SA.........................      449,382        4,000,878
 Corporacion Mapfre Compania Internacional de
   Reaseguros SA, Majadah Onda.........................       36,300          506,317
 Endesa SA, Madrid.....................................      190,892        3,933,691
 Grupo Dragados SA, Madrid.............................      456,567        3,353,499
 Hidroelectrica del Cantabrico SA......................      299,700        6,098,062
 Iberdrola SA..........................................      535,000        6,797,399
 Metrovacesa SA........................................       94,462        1,638,201
 Union Electrica Fenosa SA.............................      230,000        4,767,315
 Vallehermoso SA.......................................      240,000        1,540,231
                                                                       --------------
TOTAL -- SPAIN
  (Cost $43,251,650)...................................                    48,555,005
                                                                       --------------
SWEDEN -- (2.8%)
COMMON STOCKS -- (2.6%)
 Assidomaen AB.........................................      213,850        3,689,503
 Gambro AB Series A....................................      351,000        2,609,217
 Gambro AB Series B....................................      131,730          971,929
 Holmen AB Series A....................................        6,300          160,767
 Holmen AB Series B....................................      119,200        3,041,812
 *Invik and Co. AB Series A............................           32            3,391
 *Invik and Co. AB Series B............................          360           42,418
 NCC AB Series A.......................................       45,400          362,674
 NCC AB Series B.......................................      100,000          776,652
 Perstorp AB Series B..................................       77,800          949,512
 SSAB Swedish Steel Series A...........................      129,900        1,376,388
 SSAB Swedish Steel Series B...........................       48,000          495,282
 Skandinaviska Enskilda Banken Series A................      196,000        2,131,132
 Skandinaviska Enskilda Banken Series C................        9,800           97,858
 Svedala Industri......................................       28,700          366,191
 Svenska Cellulosa AB Series A.........................       57,000        1,132,025
 Svenska Cellulosa AB Series B.........................      266,500        5,337,067
 Svenska Handelsbanken Series A........................      240,000        3,381,763
 Svenska Kullagerfabriken AB Series A..................       68,400        1,191,472
 Svenska Kullagerfabriken AB Series B..................       89,700        1,637,143
 Sydkraft AB Series C..................................        6,600          109,841
 Trelleborg AB Series B................................      146,400          974,587
 Volvo AB Series A.....................................      194,100        4,479,372
 Volvo AB Series B.....................................      373,100        8,837,946
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $45,131,205)...................................                    44,155,942
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.2%)
 *Swedish Krona
   (Cost $2,970,935)...................................                     2,976,248
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
RIGHTS/WARRANTS -- (0.0%)
 *Volvo AB Series A Redemption Rights 06/30/00.........      192,600   $      119,666
 *Volvo AB Series B Redemption Rights 06/30/00.........      329,800          210,400
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                       330,066
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $48,102,140)...................................                    47,462,256
                                                                       --------------
AUSTRALIA -- (2.1%)
COMMON STOCKS -- (2.0%)
 AMP, Ltd..............................................      114,900          997,737
 Amcor, Ltd............................................      505,844        1,454,454
 Boral, Ltd............................................      520,213          560,913
 CSR, Ltd..............................................      842,897        1,942,713
 Colonial, Ltd.........................................      245,789        1,319,346
 Goodman Fielder, Ltd..................................      951,430          673,056
 *Hanson P.L.C.........................................       65,823          443,862
 MIM Holdings..........................................    1,426,238          667,204
 Mayne Nickless, Ltd...................................       96,541          166,330
 Normandy Mining, Ltd..................................    1,279,840          606,019
 North, Ltd............................................      560,737          882,919
 Orica, Ltd............................................      202,068          818,481
 *Origin Energy, Ltd...................................      520,213          409,556
 Pacific Dunlop, Ltd...................................      756,467          720,708
 *Paperlinx, Ltd.......................................      168,615          292,430
 *Pasminco, Ltd........................................      292,385          151,792
 Quantas Airways, Ltd..................................      906,085        1,674,815
 Rio Tinto, Ltd........................................      509,374        7,274,779
 Santos, Ltd...........................................      369,827          949,432
 Seven Network, Ltd....................................       34,926          131,506
 St. George Bank, Ltd..................................      359,871        2,397,963
 Stockland Trust Group.................................      162,426          329,882
 Suncorp-Metway Limited................................       52,500          247,306
 WMC, Ltd..............................................      844,189        3,461,307
 Westpac Banking Corp..................................      731,773        4,988,811
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,580,865)...................................                    33,563,321
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Australian Dollar
   (Cost $1,117,571)...................................                     1,108,241
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $126).........................................           92               95
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *AMP, Ltd. Contingent Payment Rights
   (Cost $0)...........................................      161,533                0
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $39,698,562)...................................                    34,671,657
                                                                       --------------
HONG KONG -- (1.9%)
COMMON STOCKS -- (1.9%)
 Amoy Properties, Ltd..................................    4,570,500        2,712,855
 *China Overseas Land & Investment, Ltd................      868,000           70,180
 Great Eagle Holdings, Ltd.............................      698,910          919,382
 HKR International, Ltd................................    1,077,384          407,891
 Hang Lung Development Co., Ltd........................    2,126,000        1,336,935
 Hysan Development Co., Ltd............................    1,683,822        1,826,013
                                                            SHARES             VALUE+
                                                            ------             ------
 Kerry Properties, Ltd.................................    1,261,000   $    1,229,928
 New World Development Co., Ltd........................    2,246,105        2,248,411
 *New World Infrastructure, Ltd........................      880,800          712,146
 Shangri-La Asia, Ltd..................................    2,982,000        3,042,467
 Sino Land Co., Ltd....................................    4,976,107        1,676,371
 Swire Pacific, Ltd. Series A..........................    1,062,000        6,133,214
 Tsim Sha Tsui Properties, Ltd.........................    1,352,000          850,205
 Wharf Holdings, Ltd...................................    3,776,914        6,786,036
 Wheelock and Co., Ltd.................................    3,243,000        2,018,551
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $56,667,986)...................................                    31,970,585
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Hong Kong Dollars
   (Cost $136,667).....................................                       136,668
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $56,804,653)...................................                    32,107,253
                                                                       --------------
FINLAND -- (1.6%)
COMMON STOCKS -- (1.6%)
 Fortum Oyj............................................      802,360        2,976,444
 Huhtamaki Van Leer Oyj................................       44,600        1,398,041
 Kemira Oyj............................................      265,300        1,402,428
 Kesko Oyj.............................................      221,200        2,197,066
 Metra Oyj Series B....................................       82,300        1,488,343
 Metsa-Serla Oyj Series B..............................      403,500        3,124,629
 Metso Oyj.............................................      112,709        1,463,373
 Outokumpu Oyj Series A................................      329,300        3,512,028
 Rautaruukki Oy Series K...............................      237,100        1,198,385
 Sanitec Oyj...........................................       16,687          162,493
 Stora Enso Oyj Series A...............................      133,700        1,277,136
 Stora Enso Oyj Series R...............................      408,700        3,828,199
 Upm-Kymmene Oyj.......................................      128,500        3,241,459
 Uponor Oyj Series A...................................       20,000          367,251
                                                                       --------------
TOTAL -- FINLAND
  (Cost $31,903,962)...................................                    27,637,275
                                                                       --------------
BELGIUM -- (1.1%)
COMMON STOCKS -- (1.1%)
 *Banque Bruxelles Lambert VVPR........................          128                3
 Bekaert SA............................................       34,000        1,750,009
 Cofinimmo SA..........................................          300           26,153
 Electrafina SA........................................        8,000        1,069,110
 *Fortis AG............................................       32,270          242,112
 Fortis AG VVPR........................................      290,430            2,693
 *Glaverbel SA VVPR....................................           22                0
 Groupe Bruxelles Lambert SA, Bruxelles................        6,300        1,507,401
 *Heidelberger Zement AG...............................        7,666          437,232
 *Heidelberger Zement AG VVPR..........................        7,666               71
 Nationale a Portefeuille..............................        4,029          373,651
 Sofina SA.............................................       10,500          345,592
 Solvay SA.............................................      101,490        6,776,793
 Suez Lyonnaise des Eaux SA............................       19,080        3,162,069
 *Suez Lyonnaise des Eaux SA CVG.......................       19,080          108,293
 *Suez Lyonnaise des Eaux SA VVPR......................       19,080              177
 Tessenderlo Chemie....................................       14,400          572,912
 Union Miniere SA......................................       40,200        1,421,175
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $15,868,924)...................................                    17,795,446
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

DENMARK -- (1.0%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (1.0%)
 Carlsberg A.S. Series B...............................       38,150   $    1,232,096
 Codan A.S.............................................        2,554          166,555
 Danisco A.S...........................................       52,630        1,889,330
 Den Danske Bank A.S...................................       44,140        5,099,081
 FLS Industries........................................        2,740           41,863
 Jyske Bank A.S........................................       49,950          930,686
 *Nordic Baltic Holding AB.............................      925,918        5,923,199
 Realdanmark A.S.......................................       45,814        1,490,995
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,349,214)...................................                    16,773,805
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Danish Krone
   (Cost $272,005).....................................                       270,745
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,621,219)...................................                    17,044,550
                                                                       --------------
SINGAPORE -- (0.8%)
COMMON STOCKS -- (0.8%)
 City Developments, Ltd................................      120,000          401,588
 Fraser & Neave, Ltd...................................      769,000        2,285,099
 Keppel Corp., Ltd.....................................    1,379,000        2,625,727
 Keppel Land, Ltd......................................    1,200,000        1,107,829
 Keppel Tatlee Bank, Ltd...............................    1,084,000        1,901,403
 Natsteel, Ltd.........................................      261,000          271,072
 *Neptune Orient Lines, Ltd............................    1,162,000          878,312
 Singapore Airlines, Ltd...............................       40,000          348,504
 Singapore Land, Ltd...................................    1,048,000        1,674,991
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $18,975,896)...................................                    11,494,525
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars
   (Cost $983,429).....................................                       982,793
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $19,959,325)...................................                    12,477,318
                                                                       --------------
EMU -- (0.6%)
INVESTMENT IN CURRENCY -- (0.6%)
 *Euro Currency
   (Cost $10,701,107)..................................                    10,775,492
                                                                       --------------
NORWAY -- (0.4%)
COMMON STOCKS -- (0.4%)
 Bergesen Dy ASA Series A..............................      105,892        2,185,947
 Den Norske Bank ASA Series A..........................      589,194        2,090,693
 *Kvaerner ASA.........................................       93,451        1,074,053
 Norsk Hydro ASA.......................................       31,700        1,211,503
 Norske Skogindustrier ASA Series A....................       30,000          920,577
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,668,009)...................................                     7,482,773
                                                                       --------------

PORTUGAL -- (0.4%)
                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (0.4%)
 Banco Espirito Santo e Comercial de Lisboa............       49,292   $    1,149,696
 Cimpor Cimentos de Portugal SA........................      100,653        1,533,673
 Portugal Telecom SA...................................      300,000        3,255,184
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $5,595,196)....................................                     5,938,553
                                                                       --------------
IRELAND -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Allied Irish Banks P.L.C.............................       35,520          326,119
 Independent News & Media P.L.C........................      247,505        1,928,110
 Jefferson Smurfit Group P.L.C.........................    1,432,273        2,789,418
                                                                       --------------
TOTAL -- IRELAND
  (Cost $4,679,359)....................................                     5,043,647
                                                                       --------------
AUSTRIA -- (0.2%)
COMMON STOCKS -- (0.2%)
 *Bank Austria AG......................................       47,110        2,223,818
 Voest-Alpine Stahl AG.................................       23,100          638,406
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $3,016,013)....................................                     2,862,224
                                                                       --------------
NEW ZEALAND -- (0.1%)
COMMON STOCKS -- (0.1%)
 Carter Holt Harvey, Ltd...............................    1,509,500        1,213,297
 Lion Nathan, Ltd......................................      476,400          948,593
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $3,178,164)....................................                     2,161,890
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
 *New Zealand Dollar
   (Cost $17,982)......................................                        16,588
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $3,196,146)....................................                     2,178,478
                                                                       --------------
MALAYSIA -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Rekapacific Berhad
   (Cost $1,085,453)...................................      691,000           83,647
                                                                       --------------

TEMPORARY CASH INVESTMENTS -- (2.8%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $47,737,086) to be
   repurchased at $47,038,773.
   (Cost $47,031,000)..................................   $   47,031       47,031,000
                                                                       --------------
TOTAL INVESTMENTS - (100.0%) (Cost $1,554,562,472)++...                $1,687,222,702
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,554,650,314.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
JAPAN -- (97.0%)
COMMON STOCKS -- (96.9%)
 *ASK Corp., Yokohama..................................     64,000     $     62,410
 Achilles Corp.........................................    549,000          831,084
 Aica Kogyo Co., Ltd...................................    164,000        1,163,649
 *Aichi Corp...........................................     57,000           85,229
 Aichi Machine Industry Co., Ltd.......................    157,000          345,568
 Aichi Steel Works, Ltd................................    292,000          886,779
 Aichi Tokei Denki Co., Ltd............................     67,000          188,539
 Aida Engineering, Ltd.................................    160,000          604,783
 Air Water, Inc........................................    196,000          682,609
 Airport Facilities Co., Ltd...........................     40,700          160,267
 *Akai Electric Co., Ltd...............................    363,000           91,024
 *Akebono Brake Industry Co., Ltd......................    141,000          281,542
 Amada Co., Ltd........................................     89,046          769,099
 Amada Sonoike Co., Ltd................................    191,414          396,427
 Ando Corp.............................................    120,000          212,863
 Anest Iwata Corp......................................     74,000          103,088
 *Aoki Corp............................................     70,000           28,605
 Aoki International Co., Ltd...........................     74,200          249,458
 *Arabian Oil Co., Ltd.................................     48,300          166,869
 Arai-Gumi, Ltd........................................     49,300           65,474
 Araya Industrial Co., Ltd.............................     84,000           89,714
 Asahi Denka Kogyo KK..................................    169,000        1,175,583
 Asahi Diamond Industrial Co., Ltd.....................     68,000          371,339
 Asahi Kogyosha Co., Ltd...............................     48,000          100,302
 Asahi Optical Co., Ltd................................    102,000          241,560
 Asahi Organic Chemicals Industry Co., Ltd.............    259,000          692,751
 *Asahi Tec Corp.......................................     86,000          113,415
 Asanuma Corp..........................................    145,000          193,917
 Ashimori Industry Co., Ltd............................     84,000          163,046
 *Asics Corp...........................................    333,000          352,561
 *Atsugi Nylon Industrial Co., Ltd.....................    303,000          292,658
 Azel Corp., Tokyo.....................................     89,000          252,101
 Bando Chemical Industries, Ltd........................    213,000          417,395
 Bank of Okinawa, Ltd..................................     19,300          442,730
 *Bank of Osaka, Ltd...................................    185,000          374,553
 Bank of the Ryukyus, Ltd..............................     20,280          285,342
 Bunka Shutter Co., Ltd................................    134,000          263,831
 CKD Corp..............................................    113,000          746,162
 *Cabin Co., Ltd.......................................     67,000           80,892
 Calpis Co., Ltd.......................................     66,000          319,963
 Calsonic Corp.........................................    261,000          557,511
 Canon Electronics, Inc................................     25,000          213,141
 Central Finance Co., Ltd..............................    180,000          529,928
 Central Glass Co., Ltd................................    184,000          485,312
 Cesar Co..............................................     79,000          161,412
 *Chiba Kogyo Bank, Ltd................................     38,100          399,134
 Chino Corp............................................     70,000          145,623
 *Chisan Tokan Co., Ltd................................     64,000           54,683
 *Chiyoda Corp.........................................    226,000          228,781
 *Chori Co., Ltd.......................................    175,000          175,528
 *Chuetsu Pulp and Paper Co., Ltd......................    172,000          354,623
 Chugai Ro Co., Ltd....................................    139,000          475,059
 Chugoku Marine Paints, Ltd............................    111,000          215,454
 Chugokukogyo Co., Ltd.................................     45,000           67,286
                                                            SHARES           VALUE+
                                                            ------           ------
 Chukyo Coca-Cola Bottling Co., Ltd....................     40,000     $    412,723
 Chukyo Sogo Bank, Ltd.................................    118,000          470,137
 *Chuo Paperboard Co., Ltd.............................     76,000           69,877
 Chuo Spring Co., Ltd., Nagoya.........................     99,000          362,257
 Cleanup Corp..........................................     41,000          180,868
 *Co-Op Chemical Co., Ltd..............................     80,000           66,868
 D'urban, Inc..........................................    114,000          298,565
 Dai Nippon Toryo, Ltd.................................    193,000          308,298
 Dai-Dan Co., Ltd......................................     80,000          309,078
 *Daido Concrete Co., Ltd..............................     33,000                0
 Daido Kogyo Co., Ltd..................................     60,000          127,049
 *Daido Steel Sheet Corp...............................     84,000          152,124
 Daidoh, Ltd...........................................     54,000          129,891
 Daihen Corp...........................................    205,000          373,160
 Daiho Corp............................................     96,000          146,218
 Daiichi Cement Co., Ltd...............................     33,000           47,198
 *Daiichi Chuo Kisen Kaisha............................    390,000          184,722
 *Dai-Ichi Hotel, Ltd., Tokyo..........................     52,000            3,381
 Dai-Ichi Jitsugyo Co., Ltd............................     80,000          135,222
 *Dai-Ichi Katei Denki Co., Ltd........................     91,000           50,708
 *Dai-Ichi Kogyo Seiyaku Co., Ltd......................     47,000          140,989
 Daiken Corp...........................................    110,000          295,240
 Daiki Co., Ltd........................................     31,000          369,956
 *Daikyo, Inc..........................................    268,000          572,463
 Daimei Telecom Engineering Corp.......................     66,000          590,889
 Dainichiseika Colour & Chemicals Manufacturing Co.,
   Ltd.................................................    163,000          552,542
 Daiso Co., Ltd........................................    112,000          249,640
 *Daisue Construction Co., Ltd.........................    185,000          121,987
 *Daisyo Corp..........................................     14,000          145,623
 *Daito Woolen Spinning & Weaving Co., Ltd., Tokyo.....     42,000           39,396
 *Daiwa Danchi Co., Ltd................................    202,000          420,227
 Daiwa Industries, Ltd.................................     42,000          122,090
 Daiwa Seiko, Inc......................................    145,000          179,104
 Daiwabo Co., Ltd......................................    262,000          243,325
 *Dantani Corp.........................................     68,000           74,521
 Danto Corp............................................     42,000          130,671
 Denki Kogyo Co., Ltd..................................     59,000          525,479
 *Densei-Lambda KK.....................................      3,484           62,286
 Deodeo Corp...........................................     44,600          342,137
 Descente, Ltd.........................................    133,000          233,452
 *Dijet Industrial Co., Ltd............................     34,000           45,470
 *Dynic Corp...........................................     52,000           80,650
 Eagle Industry Co., Ltd...............................     43,000          129,789
 *Enshu, Ltd...........................................     69,000           89,714
 Exedy Corp............................................     23,000          177,293
 *FDK Corp.............................................     94,000          688,795
 *First Baking Co., Ltd................................     67,000          177,339
 France Bed Co., Ltd...................................    193,000          781,500
 Fudo Construction Co., Ltd............................    201,000          263,209
 *Fuji Car Manufacturing Co., Ltd......................     36,000           30,091
 Fuji Denki Reiki Co., Ltd.............................     81,800          306,156
 *Fuji Kiko Co., Ltd...................................     51,000           82,415
 *Fuji Kosan Co., Ltd..................................    130,000           83,306
 Fuji Kyuko Co., Ltd...................................    107,000          337,868
 *Fuji Spinning Co., Ltd., Tokyo.......................    163,000           95,370

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fujii & Co., Ltd.....................................     44,000     $     27,787
 *Fujiko Co., Ltd......................................     55,000           38,310
 Fujirebio, Inc........................................     75,000          390,062
 *Fujiya Co., Ltd......................................    190,000          457,023
 Fukuda Corp...........................................     65,000          158,161
 Fukushima Bank, Ltd...................................     90,000          275,830
 *Fukusuke Corp........................................     95,000          146,459
 *Furukawa Battery Co., Ltd............................     45,000          116,183
 *Furukawa Co., Ltd....................................    208,000          374,757
 Fuso Pharmaceutical Industries, Ltd...................     78,000          406,389
 *Ga-jo-en Kanko KK....................................     37,000                0
 *Gakken Co., Ltd......................................    158,000          275,867
 Gastec Service, Inc...................................     41,000          194,195
 Godo Shusei Co., Ltd..................................     74,000          171,813
 *Godo Steel, Ltd......................................    245,000          204,783
 *Goldwin, Inc.........................................     47,000           75,951
 Gourmet Kineya Co., Ltd...............................     31,000          207,002
 *Graphtec Corp........................................     39,000           68,818
 Gun-Ei Chemical Industry Co., Ltd.....................    164,000          274,158
 *Gunze Sangyo, Inc., Tokyo............................     90,000          121,198
 Hac Kimisawa Co., Ltd.................................     25,000          218,249
 *Hakone Tozan Railway Co., Ltd........................     52,000          130,392
 Hakuyosha Co., Ltd....................................     57,000          162,517
 *Hanshin Sogo Bank, Ltd...............................    189,000          393,183
 *Hanwa Co., Ltd.......................................    405,000          372,370
 Harima Chemicals, Inc.................................     37,000          139,856
 *Hayashikane Sangyo Co., Ltd..........................    128,000          164,049
 *Hazama Corp..........................................     19,000            8,117
 Heiwado Co., Ltd......................................     49,000          332,203
 Hibiya Engineering, Ltd...............................     60,000          264,685
 Hisaka Works, Ltd.....................................     48,000          195,254
 Hitachi Electronics, Ltd..............................    100,000          505,224
 *Hitachi Kide.........................................     20,000           68,911
 Hitachi Koki Co., Ltd.................................    111,000          381,425
 Hitachi Medical Corp..................................     28,000          308,149
 Hitachi Plant Engineering & Construction Co., Ltd.....    204,000          456,596
 Hitachi Powdered Metal Co., Ltd.......................     46,000          358,857
 *Hitachi Seiki Co., Ltd...............................    141,000          234,400
 Hochiki Corp..........................................     42,000          113,118
 *Hodogaya Chemical Co., Ltd...........................    100,000          155,096
 *Hohsui Corp..........................................     56,000           48,888
 Hokkai Can Co., Ltd., Tokyo...........................    116,000          235,932
 *Hokkaido Bank, Ltd...................................    100,000          134,664
 Hokkaido Gas Co., Ltd.................................     87,000          157,557
 Hokko Chemical Industry Co., Ltd......................     41,000          129,464
 *Hoko Fishing Co., Ltd................................     79,000           61,630
 *Hokuriku Electric Industry Co., Ltd..................    112,000          234,037
 Hokuriku Electrical Construction Co., Ltd.............     36,000           79,573
 *Hokuriku Seiyaku Co., Ltd............................     31,000          235,793
 Hokushin Co., Ltd.....................................     39,900           57,437
 Honen Corp............................................    128,000          193,768
 Horiba, Ltd...........................................     54,000          575,732
 Hosokawa Micron Corp..................................     40,000          231,066
 *Howa Machinery, Ltd..................................    181,000          228,614
 *Ichida and Co., Ltd..................................     78,000           54,330
 Ichikawa Co., Ltd.....................................     49,000           91,015
 Ichiken Co., Ltd......................................     48,000           50,374
 Ichikoh Industries, Ltd...............................    141,000          272,375
 Idec Izumi Corp.......................................     60,000          885,999
 Ihara Chemical Industry Co., Ltd......................     80,000          164,941
                                                            SHARES           VALUE+
                                                            ------           ------
 Iino Kaiun Kaisha, Ltd................................    161,000     $    227,276
 *Ikegai Corp..........................................     90,000          127,049
 *Ikegami Tsushinki Co., Ltd...........................    102,000          356,183
 Inaba Denki Sangyo Co., Ltd...........................     22,000          237,214
 Inabata and Co., Ltd., Osaka..........................     85,000          496,540
 Inageya Co., Ltd......................................     56,000          390,062
 Intec, Inc............................................     19,000          427,026
 *Inui Steamship Co., Ltd..............................     31,000           19,865
 *Iseki & Co., Ltd.....................................    322,000          263,162
 *Ishihara Sangyo Kaisha, Ltd..........................    193,000          288,581
 Ishii Iron Works Co., Ltd.............................     52,000          101,416
 *Ishikawa Seisakusho, Ltd.............................     75,000           80,102
 Ishizuka Glass Co., Ltd...............................     49,000          100,571
 Itochu Fuel Corp......................................    192,000          604,485
 Itoki Crebio Corp.....................................     56,000          223,116
 *Iwasaki Electric Co., Ltd............................    110,000          224,750
 *Iwatsu Electric Co., Ltd.............................    145,000          348,781
 Izumi Co., Ltd........................................     55,000          692,640
 *Izutsuya Co., Ltd....................................     70,000          131,971
 *JGC Corp.............................................    146,000          420,339
 JMS Co., Ltd..........................................     59,000          231,233
 *Janome Sewing Machine Co., Ltd.......................    224,000          205,953
 Japan Aircraft Manufacturing Co., Ltd.................     70,000          135,872
 *Japan Aviation Electronics Industry, Ltd.............    130,000          724,402
 Japan Carlit Co., Ltd.................................     28,000          200,232
 *Japan Coated Paper Manufacturing Co., Ltd............    132,000           88,266
 Japan Digital Laboratory Co., Ltd.....................     28,100          430,601
 Japan Foundation Engineering Co., Ltd.................     49,200          214,300
 *Japan Metals & Chemicals Co., Ltd....................    201,000          233,341
 Japan Oil Transportation Co., Ltd.....................     45,000           83,585
 *Japan Paperboard Industries Co., Ltd., Tokyo.........    127,000          316,099
 Japan Pulp and Paper Co., Ltd.........................     99,000          311,688
 *Japan Steel Works, Ltd...............................    338,000          320,186
 Japan Storage Battery Co., Ltd........................     63,000          225,846
 Japan Transcity Corp..................................     90,000          160,483
 Japan Vilene Co., Ltd.................................    101,000          204,486
 Japan Wool Textile Co., Ltd...........................     86,000          290,727
 Jeol, Ltd.............................................     97,000          441,421
 Joban Kosan Co., Ltd..................................    101,000          136,011
 Joshin Denki Co., Ltd.................................     98,000          244,829
 *Jujiya Co., Ltd......................................    161,000           88,219
 Juken Sangyo Co., Ltd.................................     86,000          534,330
 Juki Corp.............................................    153,000          363,761
 Kaga Electronics Co., Ltd.............................     19,000          237,334
 Kagawa Bank, Ltd......................................     68,350          348,494
 Kahma Co., Ltd........................................     46,000          231,976
 *Kakuei (L.) Corp.....................................    100,000              929
 Kamei Corp............................................     59,000          263,562
 Kanaden Corp..........................................     50,000          202,925
 Kanagawa Chuo Kotsu Co., Ltd..........................     90,000          381,983
 Kanamoto Co., Ltd.....................................     24,000          176,085
 *Kanematsu Corp.......................................    249,500          185,373
 Kanematsu Electronics, Ltd............................     38,000          165,869
 Kanematsu-NNK Corp....................................     60,000           95,844
 *Kansai Kisen Kaisha..................................    184,000           95,695
 Kanto Auto Works, Ltd., Yokosuka......................     74,000          483,139
 *Kanto Bank, Ltd......................................     13,400          180,450
 Kanto Denka Kogyo Co., Ltd............................     83,000          400,836

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Kanto Natural Gas Development Co., Ltd................    104,000     $    411,460
 *Kanto Special Steel Works, Ltd.......................     84,000           57,729
 Kasei (C.I.) Co., Ltd.................................     46,000          156,787
 Kasumi Co., Ltd.......................................    132,000          527,142
 Katakura Chikkarin Co., Ltd...........................     17,000           63,153
 Katakura Industries Co., Ltd..........................     49,000          223,441
 Kato Works Co., Ltd...................................     82,000          114,994
 Katsumura Construction Co., Ltd.......................     48,600           58,225
 Kawada Industries, Inc................................     76,000          140,460
 Kawai Musical Instruments Manufacturing Co., Ltd......     99,000          136,076
 *Kawashima Textile Manufacturers, Ltd.................    126,000          122,870
 Kawasho Corp..........................................    222,000          220,608
 Kawasho Gecoss Corp...................................     52,000          164,198
 Kayaba Industry Co., Ltd..............................    321,000          581,332
 Keihin Co., Ltd.......................................    100,000          129,092
 Keiyo Co., Ltd........................................    104,900          415,021
 *Key Coffee, Inc......................................     16,000          205,656
 *Kimmon Manufacturing Co., Ltd........................     41,000           76,917
 Kimura Chemical Plants Co., Ltd.......................     27,000           40,121
 Kinki Nippon Tourist Co., Ltd.........................    133,000          381,676
 Kinki Sharyo Co., Ltd., Nagaokakyo....................    101,000          134,135
 Kinseki, Ltd..........................................     56,000          805,609
 *Kinsho-Mataichi Corp.................................     42,000           38,616
 *Kinugawa Rubber Industrial Co., Ltd..................     83,000           61,667
 Kioritz Corp..........................................     96,000          149,784
 *Kishu Paper Co., Ltd.................................     63,000           93,615
 Kitagawa Iron Works Co., Ltd..........................    124,000          166,984
 Kita-Nippon Bank, Ltd.................................      6,806          344,487
 Kitano Construction Corp..............................    116,000          257,478
 *Kitz Corp............................................    234,000          428,121
 Koa Corp..............................................     35,000        1,036,916
 Koa Oil Co., Ltd......................................    132,000          343,255
 Koatsu Gas Kogyo Co., Ltd.............................     78,000          215,872
 *Kobe Kiito Co., Ltd..................................     53,000           26,088
 Kokune Corp...........................................     42,000           40,566
 Kokusai Kogyo Co., Ltd................................     60,000          323,752
 Komai Tekko, Inc......................................     53,000          152,589
 *Komatsu Construction Co., Ltd........................     29,000           36,629
 *Komatsu Forklift Co., Ltd............................    153,000          242,981
 Komatsu Seiren Co., Ltd...............................     75,000          236,824
 Komatsu Zenoah Co.....................................     73,000          167,458
 Konishi Co., Ltd......................................     16,000          163,752
 *Kosei Securities Co., Ltd............................    137,000          398,245
 *Krosaki Corp.........................................     96,000          146,218
 Kumiai Chemical Industry Co., Ltd., Tokyo.............    153,000          255,770
 Kurabo Industries, Ltd................................    374,000          496,698
 *Kuraya Sanseido Shares...............................     56,950          438,992
 Kurimoto, Ltd.........................................    116,000          259,633
 Kyodo Printing Co., Ltd...............................     75,000          236,824
 Kyodo Shiryo Co., Ltd.................................    145,000          164,291
 Kyoei Sangyo Co., Ltd.................................     23,000           68,354
 Kyoei Tanker Co., Ltd.................................     53,000           56,605
 Kyokuto Kaihatsu Kogyo Co., Ltd.......................     38,300          192,078
 *Kyokuyo Co., Ltd.....................................    167,000          217,135
 Kyosan Electric Manufacturing Co., Ltd................     94,000          206,027
 Kyowa Leather Cloth Co., Ltd..........................     32,000          139,382
 Kyudenko Corp.........................................     68,000          190,722
                                                            SHARES           VALUE+
                                                            ------           ------
 Kyushu Bank, Ltd......................................    146,000     $    440,678
 Life Corp.............................................     83,000          477,919
 MR Max Corp...........................................     56,300          172,024
 Maezawa Industries, Inc...............................     18,700          164,640
 Magara Construction Co., Ltd..........................     61,000           90,643
 *Marudai Food Co., Ltd................................    232,000          383,524
 Maruei Department Store Co., Ltd......................     72,000          177,200
 Maruetsu, Inc.........................................     86,000          263,571
 Maruha Corp...........................................    434,000          592,505
 Marusan Securities Co., Ltd...........................     67,000          441,170
 Maruwn Corp...........................................     44,000           95,621
 Maruyama Manufacturing Co., Inc.......................     73,000          104,407
 Maruzen Co., Ltd......................................    179,000          249,361
 Maruzen Showa Unyu Co., Ltd...........................    175,000          286,046
 Maspro Denkoh Corp....................................     16,000          178,314
 Matsui Construction Co., Ltd..........................     40,000          108,846
 Matsuo Bridge Co., Ltd................................     37,000           66,664
 Matsuya Co., Ltd......................................     74,000          283,835
 Meiden Engineering Co., Ltd...........................     31,000          168,423
 *Meidensha Corp.......................................    183,000          346,710
 *Meiji Shipping Co., Ltd..............................     47,000           76,387
 *Meiko National Securities Letters of Guarantee.......     73,000          231,864
 Meisei Industrial Co., Ltd............................     29,000           38,245
 Meito Sangyo Co., Ltd.................................     38,000          381,147
 *Meiwa Trading Co., Ltd...............................     55,000           51,080
 *Mimasu Semiconductor Industry Co., Ltd...............     14,000          239,238
 Misawa Homes Co., Ltd.................................    108,000          342,029
 *Misawa Resort Co., Ltd...............................     40,000           92,872
 Mitsuba Corp..........................................     67,000          283,120
 Mitsubishi Cable Industries, Ltd......................    270,000          559,182
 Mitsubishi Chemical Corp..............................        250              977
 *Mitsubishi Kakoki Kaisha, Ltd........................    117,000          229,273
 Mitsubishi Pencil Co., Ltd............................     61,000          441,885
 *Mitsubishi Plastics, Inc.............................    310,000          466,403
 *Mitsubishi Shindoh Co., Ltd..........................     82,000          223,896
 *Mitsubishi Steel Manufacturing Co., Ltd..............    253,000          157,427
 Mitsuboshi Belting, Ltd...............................    153,000          387,917
 *Mitsui Construction Co., Ltd.........................    314,000          218,714
 Mitsui Home Co., Ltd..................................     55,000          193,592
 Mitsui Matsushima Co., Ltd............................     90,000          123,706
 *Mitsui Mining Co., Ltd...............................    225,000          179,707
 Mitsui Sugar Co., Ltd.................................    116,000          203,613
 Mitsui Wood Systems, Inc..............................     41,500           52,032
 Mitsui-Soko Co., Ltd..................................    115,000          236,034
 Mitsuuroko Co., Ltd...................................     76,000          388,205
 Miura Co., Ltd........................................     31,000          371,395
 Miyaji Iron Works Co. Ltd.............................     90,000          147,109
 *Miyakoshi Corp.......................................     18,000            9,362
 Miyoshi Oil & Fat Co., Ltd............................    120,000          273,044
 Miyuki Keori Co., Ltd.................................     50,000          193,174
 Mizuno Corp...........................................    120,000          362,201
 *Morinaga & Co., Ltd..................................    220,000          463,803
 Morita Corp...........................................     72,000          187,230
 Morozoff, Ltd., Osaka.................................     50,000           95,194
 Mory Industries, Inc..................................     66,000          145,883
 Mos Food Services, Inc................................     29,000          283,873
 *Mutoh Industries, Ltd................................     61,000          164,857
 Mutow Co., Ltd........................................     38,000          226,218
 NOF Corp..............................................     54,000          125,377

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Nabco, Ltd............................................    120,000     $    189,459
 Nachi-Fujikoshi Corp..................................    188,000          323,009
 Nagatanien Co., Ltd...................................     32,000          274,307
 *Naigai Co., Ltd......................................    109,000          101,231
 Nakabayashi Co., Ltd..................................     92,000          277,687
 Nakamuraya Co., Ltd...................................     85,000          204,458
 *Nakano Corp..........................................     66,000           58,231
 Nakayama Steel Works, Ltd.............................    206,000          275,496
 Neturen Co., Ltd., Tokyo..............................     67,000          195,384
 Nichia Steel Works, Ltd...............................     64,900          245,315
 Nichias Corp..........................................    237,000          497,441
 Nichiban Co., Ltd.....................................     58,000          207,922
 *Nichiboshin, Ltd.....................................    119,000            4,421
 Nichiha Corp..........................................     27,000          193,081
 Nichimo Co., Ltd......................................     54,000           66,199
 *Nichimo Corp.........................................     85,000           59,995
 Nichireki Co., Ltd....................................     44,000          178,166
 Nichiro Corp..........................................    289,000          448,228
 *Nihon Kentetsu Co., Ltd..............................     27,000           71,967
 Nihon Kohden Corp.....................................     85,000          252,612
 Nihon Matai Co., Ltd..................................     50,000           97,516
 Nihon Nohyaku Co., Ltd................................    103,000          203,752
 Nihon Nosan Kogyo KK..................................    201,000          337,878
 Nihon Parkerizing Co., Ltd............................     92,000          289,649
 *Nihon Spindle Manufacturing Co., Ltd.................     56,000           93,615
 Nihon Tokushu Toryo Co., Ltd..........................     35,000           81,913
 Niigata Chuo Bank, Ltd................................    130,000            1,207
 *Niigata Engineering Co., Ltd.........................    586,000          424,499
 Nikken Chemicals Co., Ltd.............................    130,000          468,446
 Nikkiso Co., Ltd......................................     61,000          324,049
 Nikko Co., Ltd., Akashi...............................     65,000          137,636
 Nippon Beet Sugar Manufacturing Co., Ltd..............    265,000          334,711
 *Nippon Carbide Industries Co., Inc., Tokyo...........    101,000          103,181
 *Nippon Carbon Co., Ltd...............................    177,000          167,671
 Nippon Chemical Industrial Co., Ltd...................    131,000          402,702
 Nippon Chemi-Con Corp.................................    103,000          465,855
 *Nippon Chemiphar Co., Ltd............................     49,000          125,145
 Nippon Chutetsukan KK.................................     44,000           82,545
 *Nippon Columbia Co., Ltd.............................     99,000          168,256
 *Nippon Concrete Industries Co., Ltd..................     65,000           62,178
 Nippon Conlux Co., Ltd................................     63,000          310,100
 *Nippon Conveyor Co., Ltd.............................     43,000           43,529
 Nippon Denko Co., Ltd.................................    159,000          239,220
 Nippon Densetsu Kogyo Co., Ltd........................    118,000          335,342
 Nippon Dry-Chemical Co., Ltd..........................     40,500          114,344
 Nippon Felt Co., Ltd..................................     28,000           78,013
 Nippon Fine Chemical Co., Ltd.........................     23,000           87,365
 Nippon Flour Mills Co., Ltd...........................     95,000          220,571
 *Nippon Formula Feed Manufacturing Co., Ltd...........    100,000          126,306
 Nippon Gas Co., Ltd...................................     62,000          322,452
 Nippon Hume Pipe Co., Ltd.............................     43,000           87,458
 *Nippon Kasei Chemical Co., Ltd.......................    113,000          160,566
 *Nippon Kinzoku Co., Ltd..............................     93,000           92,417
 Nippon Koei Co., Ltd., Tokyo..........................    146,000          235,932
 *Nippon Konpo Unyu Soko Co., Ltd......................     59,000          363,288
 *Nippon Koshuha Steel Co., Ltd........................    151,000          106,580
 *Nippon Lace Co., Ltd.................................     26,000           23,905
 Nippon Light Metal Co., Ltd...........................    243,000          169,259
 *Nippon Metal Industry Co., Ltd.......................    282,000          201,662
                                                            SHARES           VALUE+
                                                            ------           ------
 Nippon Pipe Manufacturing Co., Ltd....................     35,000     $    112,793
 Nippon Piston Ring Co., Ltd...........................    133,000          129,696
 Nippon Road Co., Ltd..................................    147,000          217,070
 *Nippon Seisen Co., Ltd...............................     39,000           75,338
 Nippon Sharyo, Ltd....................................    122,000          227,741
 Nippon Shinyaku Co., Ltd..............................     59,000          454,246
 Nippon Signal Co., Ltd................................    109,000          467,685
 *Nippon Soda Co., Ltd.................................    129,000          373,791
 *Nippon Steel Chemical Co., Ltd.......................    241,000          418,546
 Nippon Suisan Kaisha, Ltd.............................    246,000          397,529
 Nippon Synthetic Chemical Industry Co., Ltd...........    152,000          199,043
 Nippon Thompson Co., Ltd..............................     62,000          773,308
 *Nippon Valqua Industries, Ltd........................    119,000          200,037
 *Nippon Yakin Kogyo Co., Ltd..........................    243,000          148,948
 Nippon Yusoki Co., Ltd................................     49,000           75,087
 *Nissan Construction Co., Ltd.........................    128,000          128,386
 *Nissan Diesel Motor Co., Ltd.........................    214,000          160,984
 Nissan Shatai Co., Ltd................................    251,000          396,285
 *Nisseki House Industry Co., Ltd......................    260,000          340,469
 Nissha Printing Co., Ltd..............................     81,000          477,687
 Nisshin Oil Mills, Ltd................................    122,000          392,031
 Nissin Corp...........................................    150,000          231,251
 Nissin Electric Co., Ltd..............................    187,000          474,121
 Nitsuko Corp..........................................     75,000          351,753
 Nitta Corp............................................     24,000          224,899
 Nittetsu Mining Co., Ltd..............................    147,000          307,174
 Nitto Boseki Co., Ltd.................................    225,000          254,934
 Nitto Construction Co., Ltd...........................     19,000           31,762
 Nitto Electric Works, Ltd.............................     67,000          433,703
 Nitto Flour Milling Co., Ltd..........................     54,000           99,800
 Nitto Seiko Co., Ltd..................................     56,000          102,977
 *Nitto Seimo Co., Ltd.................................     32,000           28,233
 Nittoc Construction Co., Ltd..........................     61,000          109,905
 Nohmi Bosai, Ltd......................................     59,000          191,233
 O-M, Ltd..............................................     46,000           52,547
 *OKK Corp.............................................    101,000          112,561
 Obayashi Road Corp....................................     65,000          175,064
 *Odakyu Construction Co., Ltd.........................     29,000           71,911
 *Odakyu Real Estate Co., Ltd..........................     58,000          107,732
 Ohki Corp.............................................     73,000          118,644
 *Ohkura Electric Co., Ltd.............................     34,000           64,732
 *Ohtsu Tire & Rubber Co., Ltd.........................     65,000          106,246
 *Oiles Corp...........................................     18,000          282,517
 Okabe Co., Ltd........................................     39,000          115,542
 Okamoto Industries, Inc...............................    127,000          273,638
 Okamura Corp..........................................    197,000          499,475
 *Oki Electric Cable Co., Ltd..........................     56,000          125,860
 Okuma and Howa Machinery, Ltd.........................     69,000          131,367
 *Okura and Co., Ltd...................................    128,000                0
 Okura Industrial Co., Ltd.............................     96,000          312,942
 *Ono Sokki Co., Ltd...................................     43,000           88,656
 *Optec Dai-Ichi Denko Co., Ltd........................    116,333           89,674
 Organo Corp...........................................    101,000          357,381
 Oriental Construction Co., Ltd........................     39,000          150,313
 Origin Electric Co., Ltd..............................     54,000          491,479
 Osaka Oxygen Industries, Ltd..........................    190,000          354,678
 *Osaka Steel Co., Ltd.................................     38,000          142,930
 Osaki Electric Co., Ltd...............................     56,000          274,084
 *Oyo Corp.............................................     29,000          331,275
 P.S.C. Corp...........................................     35,000          125,795
 Pacific Industrial Co., Ltd...........................     78,000          203,557

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Pacific Metals Co., Ltd..............................    299,000     $    763,640
 Parco Co., Ltd........................................     82,000          241,412
 *Pasco Corp...........................................     68,500          391,247
 *Pigeon Corp..........................................     18,000          202,108
 Pilot Corp............................................     32,000          118,876
 Pokka Corp............................................     48,000          193,471
 *Press Kogyo Co., Ltd.................................    143,000           99,605
 *Prima Meat Packers, Ltd..............................    230,000          303,320
 Raito Kogyo Co., Ltd..................................     47,800          190,001
 Rasa Industries, Ltd..................................    119,000          310,555
 Rengo Co., Ltd........................................        800            4,094
 *Renown Look, Inc.....................................     50,000           93,801
 *Renown, Inc..........................................    402,000          451,748
 Rheon Automatic Machinery Co., Ltd....................     40,000          145,995
 *Rhythm Watch Co., Ltd................................    344,000          728,414
 Riken Corp............................................    193,000          405,089
 Riken Keiki Co., Ltd..................................     33,000          112,477
 Riken Vinyl Industry Co., Ltd.........................    123,000          370,114
 Rohto Pharmaceutical Co., Ltd.........................     57,000          494,961
 Royal Co., Ltd........................................     31,000          296,540
 *Ryobi, Ltd...........................................    238,000          260,822
 Ryoden Trading Co., Ltd...............................     80,000          262,271
 Ryoyo Electro Corp....................................     45,000          775,249
 S.T. Chemical Co., Ltd................................     48,000          311,604
 SMK Corp..............................................    127,000        1,246,705
 SXL Corp..............................................    148,000          353,248
 Saeki Kensetsu Kogyo Co., Ltd.........................     71,000           81,105
 Sagami Chain Co., Ltd.................................     20,000          151,010
 Sagami Co., Ltd.......................................     60,000          145,438
 Sakai Chemical Industry Co., Ltd......................    184,000        1,503,784
 Sakai Heavy Industries, Ltd...........................     60,000          122,591
 *Sakai Ovex Co., Ltd..................................     85,000           63,153
 Sakata Inx Corp.......................................     92,000          258,890
 *Sakura Friend Securities Co., Ltd....................    203,000          603,297
 *Sakurada Co., Ltd....................................     38,000           33,174
 San-Ai Oil Co., Ltd...................................    118,000          326,575
 Sankei Building Co., Ltd..............................     97,000          364,848
 *Sanki Engineering Co., Ltd...........................     76,000          289,389
 *Sanko Metal Industrial Co., Ltd., Tokyo..............     54,000           52,658
 *Sankyo Aluminum Industry Co., Ltd....................    359,000          300,070
 Sankyo Seiko Co., Ltd.................................     86,000          219,642
 Sankyu, Inc., Tokyo...................................    302,000          255,231
 *Sanoh Industrial Co., Ltd............................     32,000          175,342
 *Sanshin Electronics Co., Ltd.........................     51,000          350,499
 *Sansui Electric Co., Ltd.............................    353,000           65,568
 *Sanwa Electric Co., Ltd..............................     17,000           41,839
 *Sanyo Industries, Ltd., Tokyo........................     48,000          171,628
 Sanyo Shokai, Ltd.....................................    113,000          332,677
 Sanyo Special Steel Co., Ltd..........................    339,000          434,474
 *Sasebo Heavy Industries Co., Ltd., Tokyo.............    257,000          179,011
 Sata Construction Co., Ltd., Gumma....................     61,000           81,012
 *Sato Kogyo Co., Ltd..................................     34,000           16,736
 Sato Shoji Corp.......................................     31,000          105,085
 *Sawafugji Electric Co., Ltd..........................     31,000           87,235
 Seika Corp............................................    145,000          214,116
 *Seikitokyu Kogyo Co., Ltd............................     86,000           70,286
 Seiko Corp............................................     45,150          206,723
 Seiren Co., Ltd.......................................     81,000          248,999
 Seiyo Food Systems, Inc...............................    137,000          464,407
 Sekisui Jushi Co., Ltd................................     85,000          277,084
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sekisui Plastics Co., Ltd............................    150,000     $    257,720
 Senko Co., Ltd........................................    205,000          386,487
 Senshukai Co., Ltd....................................     40,000          426,840
 Shibaura Engineering Works Co., Ltd...................     45,000          436,313
 Shibusawa Warehouse Co., Ltd..........................    119,000          286,241
 Shibuya Kogyo Co., Ltd................................     54,000          426,283
 *Shikibo, Ltd.........................................    155,000          105,085
 Shikoku Chemicals Corp................................     89,000          266,153
 Shimizu Bank, Ltd.....................................      8,900          351,288
 *Shimura Kako Co., Ltd................................     55,000          406,083
 Shin Nippon Air Technologies Co., Ltd.................     37,180          123,271
 Shinagawa Fuel Co., Ltd...............................    160,000          549,802
 *Shinagawa Refractories Co., Ltd......................    116,000          228,391
 Shindengen Electric Manufacturing Co., Ltd............     68,000          349,236
 Shin-Etsu Polymer Co., Ltd............................     68,000          445,228
 *Shinko Electric Co., Ltd.............................    257,000          389,050
 Shinko Shoji Co., Ltd.................................     41,000          341,936
 Shin-Kobe Electric Machinery Co., Ltd.................     71,000          421,351
 *Shinmaywa Industries, Ltd............................    168,000          255,881
 Shinsho Corp..........................................    110,000          155,282
 *Shintom Co., Ltd.....................................    178,000          133,903
 *Shinwa Kaiun Kaisha, Ltd.............................    238,000          132,621
 Shinyei Kaisha........................................     54,000           66,199
 Shiroki Co., Ltd......................................    132,000          273,378
 *Sho-Bond Corp........................................     20,200          234,502
 *Shochiku Co., Ltd....................................     99,000          482,702
 Shoko Co., Ltd........................................    156,000          197,037
 *Shokusan Jutaku Sogo Co., Ltd........................    207,000          174,943
 *Showa Aluminum Corp..................................    181,000          294,172
 Showa Corp............................................    117,000          625,883
 *Showa Electric Wire & Cable Co., Ltd., Kawasaki......    313,000          418,593
 Showa Highpolymer Co., Ltd............................     79,000          256,791
 Showa Sangyo Co., Ltd.................................    160,000          252,612
 *Silver Seiko, Ltd....................................     87,000          179,373
 Sintokogio, Ltd., Nagoya..............................    108,000          234,706
 Soda Nikka Co., Ltd...................................     35,000           57,859
 *Sogo Co., Ltd........................................    263,000          134,339
 *Sokkisha Co., Ltd....................................     40,000           98,816
 Sotetsu Rosen Co., Ltd................................     42,000          203,613
 Star Micronics Co., Ltd...............................     84,000        1,412,026
 Subaru Enterprise Co., Ltd............................     36,000          117,019
 *Suminoe Textile Co., Ltd.............................    142,000          158,254
 *Sumitomo Coal Mining Co., Ltd........................    181,000          129,436
 *Sumitomo Construction Co., Ltd.......................    320,000          255,584
 Sumitomo Corporation's Leasing, Ltd...................     35,000          552,589
 Sumitomo Densetsu Co., Ltd............................     50,700          256,619
 *Sumitomo Light Metal Industries, Ltd.................    493,000          357,130
 Sumitomo Precision Products Co., Ltd., Amagasaki
   City................................................     78,000          262,233
 Sumitomo Seika Chemicals Co., Ltd.....................    102,000          244,402
 *Sumitomo Warehouse Co., Ltd..........................    126,000          339,354
 Sun Wave Corp.........................................     88,000          155,282
 Sun-S, Inc............................................     38,300          216,977
 SunTelephone Co., Ltd.................................     65,000          190,155
 *Suzutan Co., Ltd.....................................     62,000          104,221
 *TYK Corp.............................................     67,000          120,715
 Tabai Espec Corp......................................     34,000          251,033
 Tadano, Ltd...........................................    127,000          198,152

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Taihei Dengyo Kaisha, Ltd.............................     66,000     $    142,206
 Taihei Kogyo Co., Ltd.................................    114,000          156,694
 *Taiheiyo Kaiun Co., Ltd..............................     72,000           34,771
 Taiheiyo Kouhatsu, Inc................................     90,000           93,615
 Taikisha, Ltd.........................................     97,000          720,687
 Taisei Fire & Marine Insurance Co., Ltd...............    118,000          244,383
 *Taisei Prefab Construction Co., Ltd..................    134,000          109,515
 Taisei Rotec Corp.....................................    127,000          181,639
 Taito Co., Ltd........................................     70,000          177,478
 Taiyo Toyo Sanso Co., Ltd.............................    232,000          402,916
 Takada Kiko Co., Ltd..................................     31,000          129,844
 Takaoka Electric Manufacturing Co., Ltd., Tokyo.......    156,000          253,541
 *Taka-Q Co., Ltd......................................     69,500           99,401
 Takara Co., Ltd.......................................     39,000          159,368
 *Takarabune Corp......................................     52,000           50,708
 Takasago International Corp...........................     91,000          351,576
 *Takasaki Paper Manufacturing Co., Ltd................    157,000          119,563
 *Takashima & Co., Ltd.................................     60,000           65,753
 Takiron Co., Ltd......................................    140,000          531,785
 Tamura Corp...........................................     65,000          283,724
 *Tamura Electric Works, Ltd...........................     74,000          201,365
 Tasaki Shinju Co., Ltd................................     53,000          215,101
 *Tateho Chemical Industries Co., Ltd..................     26,500           46,761
 *Tatsuta Electric Wire & Cable Co., Ltd...............    106,000          164,402
 *Tayca Corp...........................................     74,000          167,690
 *Teac Corp............................................    109,000          383,664
 Teijin Seiki Co., Ltd.................................    138,000          226,849
 Teikoku Hormone Manufacturing Co., Ltd................     33,000          232,923
 Teikoku Sen-I Co., Ltd................................     39,000           72,440
 Teikoku Tsushin Kogyo Co., Ltd........................     73,000          252,203
 Teisan KK.............................................    219,000          941,694
 *Tekken Corp..........................................    274,000          290,095
 Ten Allied Co., Ltd...................................     37,000          139,512
 Tenma Corp............................................     29,000          308,382
 *Tesac Corp...........................................     92,000           46,993
 Tetra Co., Ltd., Tokyo................................     41,000           78,059
 The Daito Bank, Ltd...................................     81,000          250,504
 Titan Kogyo KK........................................     36,000           61,184
 Toa Corp..............................................    181,000          203,399
 Toa Doro Kogyo Co., Ltd...............................     85,000          181,565
 *Toa Wool Spinning & Weaving Co., Ltd.................     73,000           63,729
 *Tobishima Corp.......................................    100,000           52,008
 *Tobu Store Co., Ltd..................................     71,000          124,625
 Tochigi Bank, Ltd.....................................     60,000          328,767
 Tochigi Fuji Industrial Co., Ltd......................     51,000           97,098
 Toda Kogyo Corp.......................................     88,000          431,521
 Todentu Corp..........................................     57,000          205,925
 Toenec Corp...........................................     80,000          274,158
 Toho Real Estate Co., Ltd.............................     98,000          337,664
 Toho Zinc Co., Ltd....................................    205,000          346,506
 *Tohpe Corp...........................................     36,000           47,811
 Tohto Suisan Co., Ltd.................................     54,000          170,513
 Tokai Carbon Co., Ltd.................................    186,000          397,307
 Tokai Corp............................................    108,000        1,274,836
 *Tokai Kanko Co., Ltd.................................    198,000          147,109
 Tokai Maruman Securities Co., Ltd.....................     99,000          612,342
                                                            SHARES           VALUE+
                                                            ------           ------
 Tokai Pulp Co., Ltd...................................     88,000     $    325,275
 Tokai Rika Co., Ltd...................................     61,000          603,343
 *Tokai Senko KK, Nagoya...............................     47,000           58,927
 Tokico, Ltd...........................................    189,000          359,833
 *Tokimec, Inc.........................................    119,000          151,409
 Tokin Corp............................................     53,000          452,844
 Toko Electric Corp....................................     39,000          108,660
 Toko, Inc.............................................     81,000          598,802
 Tokushima Bank, Ltd...................................     61,200          426,283
 Tokushu Paper Manufacturing Co., Ltd..................    119,000          452,017
 Tokyo Denki Komusho Co., Ltd..........................     57,000          197,985
 Tokyo Kikai Seisakusho, Ltd...........................     66,000          249,473
 *Tokyo Nissan Auto Sales Co., Ltd.....................     63,000          105,902
 Tokyo Rakutenchi Co., Ltd.............................     92,000          316,136
 Tokyo Rope Manufacturing Co., Ltd.....................    286,000          326,705
 Tokyo Sangyo Co., Ltd.................................     36,500          114,237
 Tokyo Securities Co., Ltd.............................    193,000          688,293
 Tokyo Steel Manufacturing Co., Ltd....................     77,400          247,277
 Tokyo Tatemono Co., Ltd...............................    244,000          453,215
 *Tokyo Tekko Co., Ltd.................................     67,000           44,801
 Tokyo Theatres Co., Inc., Tokyo.......................    116,000          182,066
 Tokyotokeiba Co., Ltd.................................    261,000          322,387
 *Tokyu Car Corp.......................................    213,000          162,210
 *Tokyu Construction Co., Ltd..........................    356,000          201,681
 *Tokyu Department Store Co., Ltd......................    266,000          217,395
 *Tokyu Hotel Chain Co., Ltd...........................    189,000          307,174
 Tokyu Store Chain Corp................................    175,000          484,328
 *Tokyu Tourist Corp...................................     38,000           43,055
 Toli Corp.............................................    101,000          180,097
 *Tomen Corp...........................................    433,000          237,260
 Tomoe Corp............................................     56,000           83,213
 *Tomoegawa Paper Co., Ltd.............................     55,000          254,887
 Tomoku Co., Ltd.......................................    185,000          328,163
 Tonami Transportation Co., Ltd........................    173,000          313,304
 Topcon Corp...........................................     68,000          253,243
 Topre Corp............................................     85,000          254,191
 Topy Industries, Ltd..................................    187,000          281,347
 Torigoe Co., Ltd......................................     21,000           75,477
 Torishima Pump Manufacturing Co., Ltd., Osaka.........     45,000          217,321
 *Toshiba Ceramics Co., Ltd............................    127,000          895,221
 Toshiba Engineering & Construction Co., Ltd...........    101,000          205,424
 *Toshiba Machine Co., Ltd.............................    294,000          633,462
 Toshiba Tungaloy Co., Ltd.............................    124,000          549,319
 Tosho Printing Co., Ltd...............................     94,000          192,932
 *Tostem Viva Corp.....................................    119,000          431,019
 Totenko Co., Ltd......................................     35,000          286,046
 Totetsu Kogyo Co., Ltd................................     53,000          105,828
 *Totoku Electric Co., Ltd., Tokyo.....................     62,000          177,348
 *Towa Real Estate Development Co., Ltd................    160,000           92,129
 Toyo Chemical Co., Ltd................................     52,000          208,145
 *Toyo Communication Equipment Co., Ltd................     79,000        1,151,158
 *Toyo Construction Co., Ltd...........................    290,000          245,089
 *Toyo Electric Co., Ltd...............................     67,000           96,448
 *Toyo Engineering Corp................................    247,000          227,100
 Toyo Exterior Co., Ltd................................     46,000          351,168
 *Toyo Kanetsu KK......................................    206,000          191,316
 Toyo Kohan Co., Ltd...................................    140,000          479,777

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Toyo Radiator Co., Ltd................................    104,000     $    376,689
 *Toyo Securities Co., Ltd.............................    113,000          417,683
 *Toyo Shutter Co., Ltd................................     77,000           73,657
 Toyo Sugar Refining Co., Ltd..........................     60,000           85,814
 *Toyo Tire & Rubber Co., Ltd..........................    173,000          236,183
 Toyo Umpanki Co., Ltd.................................    146,000          318,644
 Toyo Wharf & Warehouse Co., Ltd.......................    118,000          154,520
 Toyota Tsusho Corp....................................     59,800          200,490
 Tsubaki Nakashima Co., Ltd............................     47,000          593,638
 Tsubakimoto Machinery & Engineering Co., Ltd..........     44,000           66,199
 *Tsubasa Securities Co. Ltd...........................    155,600          838,151
 *Tsudakoma Corp.......................................    101,000          124,755
 *Tsugami Corp.........................................    124,000          570,048
 *Tsukamoto Co., Ltd...................................     44,000           64,565
 Tsukishima Kikai Co., Ltd.............................     38,000          217,748
 *Tsumura & Co., Inc...................................    124,000          458,342
 Tsurumi Manufacturing Co., Ltd........................     42,000          195,031
 Tsutsumi Jewelry Co., Ltd.............................     16,900          385,321
 Tsutsunaka Plastic Industry Co., Ltd..................     71,000          211,005
 U-Shin, Ltd...........................................     19,000           83,111
 Uchida Yoko Co., Ltd..................................     72,000          377,135
 Ueki Corp.............................................     47,000           74,205
 Uniden Corp...........................................     34,000          231,771
 *Unisia Jecs Corp.....................................    215,000          251,590
 *Unitika, Ltd.........................................    433,000          285,516
 *Utoc Corp............................................     38,000           45,879
 Wakachiku Construction Co., Ltd.......................    194,000          237,827
 Wakamoto Pharmaceutical Co., Ltd......................     48,000          214,423
 Yahagi Construction Co., Ltd..........................     59,000          208,219
 Yahagi Corp...........................................     40,000                0
 Yamamura Glass Co., Ltd...............................    213,000          342,224
 *Yamatane Corp........................................    131,000          144,778
 *Yamato International, Inc............................     43,000           52,315
 Yamato Kogyo Co., Ltd.................................     45,000          200,604
 *Yamaura Corp.........................................     19,000           64,054
 Yamazen Co., Ltd......................................    140,000          215,835
 Yaoko Co., Ltd........................................     16,000          194,808
 *Yellow Hat, Ltd., Tokyo..............................     28,000          259,262
 Yokogawa Bridge Corp..................................     70,400          239,952
 *Yokohama Matsuzakaya, Ltd............................     27,000           23,822
 Yokohama Reito Co., Ltd...............................    111,000          675,226
                                                            SHARES           VALUE+
                                                            ------           ------
 Yomeishu Seizo Co., Ltd...............................     46,000     $    292,213
 Yomiuri Land Co., Ltd.................................    157,000          519,080
 Yondenko Corp.........................................     58,800          174,748
 Yonekyu Corp..........................................     31,500          362,758
 Yorozu Corp...........................................     26,800           79,398
 *Yoshihara Oil Mill, Ltd..............................     36,000           85,257
 Yoshimoto Kogyo Co., Ltd..............................     60,000          736,661
 *Yuasa Corp...........................................    161,000          354,372
 Yuasa Trading Co., Ltd................................    174,000          210,077
 *Yuken Kogyo Co., Ltd.................................     60,000           62,967
 Yurtec Corp...........................................     73,000          200,000
 Zenchiku Co., Ltd.....................................    126,000          241,059
 *Zexel Corp...........................................    214,000          282,220
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $374,406,629)..................................                 190,869,857
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Japanese Yen
   (Cost $95,952)......................................                      96,491
                                                                       ------------
TOTAL -- JAPAN
  (Cost $374,502,581)..................................                 190,966,348
                                                                       ------------

TEMPORARY CASH
  INVESTMENTS -- (3.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $6,056,251) to be
   repurchased at $5,966,986.
   (Cost $5,966,000)...................................    $ 5,966        5,966,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $380,468,581)++................................                $196,932,348
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $380,468,581.

                See accompanying Notes to Financial Statements.

                      THE PACIFIC RIM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
HONG KONG -- (34.6%)
COMMON STOCKS -- (34.5%)
 ABC Communications (Holdings), Ltd....................      930,000   $    151,579
 ALCO Holdings, Ltd....................................      314,000         21,358
 ASM Pacific Technology, Ltd...........................      874,000      3,095,791
 *AWT World Transport Holdings, Ltd....................      250,800          1,931
 *Allied Group, Ltd....................................    7,298,000        552,595
 *Allied Properties (Hong Kong), Ltd...................    6,786,000        391,902
 *Anex International Holdings, Ltd.....................      152,000          3,414
 *Applied International Holdings, Ltd..................    1,243,000         37,647
 *Asia Commercial Holdings, Ltd........................       72,800          3,831
 Asia Financial Holdings, Ltd..........................    1,795,112        311,011
 *Asia Securities International, Ltd...................    2,386,600        114,858
 Asia Standard International Group, Ltd................    1,722,000        143,647
 Asia Tele-Net & Technology Corp., Ltd.................   10,520,000        189,014
 Associated International Hotels, Ltd..................      898,000        322,690
 Beauforte Investors Corp., Ltd........................       72,000        117,813
 *Beijing Development (Hong Kong), Ltd.................      166,000         19,600
 *Benelux International, Ltd...........................       30,000            142
 Bossini International Holdings, Ltd...................      122,000         17,536
 Boto International Holdings, Ltd......................    2,290,000         59,072
 *Burlingame International Co., Ltd....................      990,000         38,116
 *Burwill Holdings, Ltd................................    2,059,200        195,561
 *CCT Telecom Holdings, Ltd............................    1,449,700        372,100
 *CIL Holdings, Ltd....................................    2,058,000          8,188
 *CNT Group, Ltd.......................................    3,078,000         98,360
 Cafe de Coral Holdings, Ltd...........................    1,191,000        435,620
 *Capetronic International Holdings, Ltd...............      292,490        121,996
 *Capital Asia, Ltd....................................       98,736          2,534
 *Central China Enterprises, Ltd.......................    2,104,000         91,807
 *Century City International Holdings, Ltd.............      542,056         19,478
 Champion Technology Holdings, Ltd.....................   11,854,750        532,490
 *Cheerful Holdings, Ltd...............................      818,850         48,341
 Chen Hsong Holdings, Ltd..............................    1,515,000        227,483
 Cheuk Nang Technologies (Holdings), Ltd...............    7,500,080         62,565
 *Cheung Tai Hong Holdings, Ltd........................    2,018,400         64,759
 Chevalier (OA) International, Ltd.....................    1,776,251        113,979
 *Chevalier Construction Holdings, Ltd.................      131,203          4,883
 Chevalier International Holdings, Ltd.................    2,793,991        200,800
 *China Aerospace International Holdings, Ltd..........    1,499,400        236,687
 *China Development Corp., Ltd.........................    1,150,000         70,842
 *China Everbright International, Ltd..................    1,975,000         97,584
 *China Everbright Technology, Ltd.....................    3,244,000        249,795
 China Foods Holdings, Ltd.............................    1,544,000        257,598
 China Hong-Kong Photo Products Holdings, Ltd..........    2,338,000        246,042
 *China Investments Holdings, Ltd......................      175,000          6,064
 China Motor Bus Co., Ltd..............................      114,200        647,798
 China Online (Bermuda), Ltd...........................   10,580,000        291,928
                                                            SHARES           VALUE+
                                                            ------           ------
 *China Overseas Land & Investment, Ltd................    4,558,000   $    368,524
 China Pharmaceutical Enterprise and Investment Corp.,
   Ltd.................................................    2,444,000        269,743
 *China Star Entertainment, Ltd........................    1,676,400         77,452
 *China Strategic Holdings, Ltd........................    3,760,000        171,304
 China Travel International Investment, Ltd............    2,730,000        441,453
 *China United (Holdings), Ltd.........................    8,199,000         10,522
 *Chinese Estates Holdings, Ltd........................    1,204,000        109,707
 *Chinney Investments, Ltd.............................    1,144,000         55,791
 Chow Sang Sang Holdings International, Ltd............    1,098,400        225,544
 Chuangs China Investments, Ltd........................    1,347,000         89,892
 Chuang's Consortium International, Ltd................    1,858,884         70,376
 Chun Wo Holdings, Ltd.................................    1,671,917         80,463
 *Chung Hwa Devlopment Holdings, Ltd...................    3,383,425         26,921
 Cig-Wh International Holdings, Ltd....................      472,000         18,778
 *Climax International Co., Ltd........................      296,000          8,281
 *Companion Building Material International Holdings,
   Ltd.................................................    5,772,022         57,779
 Continental Holdings, Ltd.............................       98,825          5,834
 Continental Mariner Investment Co., Ltd...............    1,629,000        347,041
 *Cosmos Machinery Enterprises, Ltd....................    1,024,000         49,938
 *Crocodile Garments, Ltd..............................    1,539,000         33,972
 Cross Harbour Tunnel Co., Ltd.........................      365,603        173,605
 *Culturecom Holdings, Ltd.............................    2,161,000        330,030
 *Cybersonic Technology, Ltd...........................      193,000         26,007
 *DC Finance Holdings, Ltd.............................       27,000          2,356
 *Dah Hwa International Holdings, Ltd..................    1,122,000         38,158
 *Daido Concrete (Hong Kong), Ltd......................      223,000          3,949
 Dickson Concepts International, Ltd...................      222,000        170,945
 *DigitalHongKong.com..................................       15,318          2,359
 *Dong-Jun Holdings, Ltd...............................    2,484,000          7,970
 *Dransfield Holdings, Ltd.............................      190,000          3,389
 Dynamic Holdings, Ltd.................................      158,000         18,655
 *Easyknit International Holdings, Ltd.................      707,150         22,235
 *Egana International Holdings, Ltd....................   19,766,208        563,154
 Egana Jewelry & Pearls, Ltd...........................    2,823,744         88,786
 Elec & Eltek International Holdings, Ltd..............    2,565,659        309,512
 *Emperor (China Concept) Investments, Ltd.............    6,435,000         41,292
 *Emperor International Holdings, Ltd..................      644,369         60,368
 *Englong International, Ltd...........................      130,000              0
 *Essential Enterprises Co., Ltd.......................      320,000         38,193
 *Evergo China Holdings, Ltd...........................    3,720,000         45,354
 FPB Bank Holding Co., Ltd.............................    2,784,520        382,371
 *Fairwood Holdings, Ltd...............................      426,000          8,638
 *Fairyoung Holdings, Ltd..............................    1,446,000         36,558
 Far East Consortium International, Ltd................    1,641,378        100,058
 *Far East Holdings International, Ltd.................       70,000          5,749

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Far East Hotels & Entertainment, Ltd.................    1,853,000   $    118,904
 *First Sign International Holdings, Ltd...............    1,050,000         35,036
 Fong's Industries Co., Ltd............................      962,000         71,607
 *Fortuna International Holdings, Ltd..................    2,727,000         29,398
 *Founder Holdings, Ltd................................      590,000        257,444
 Fountain Set Holdings, Ltd............................    1,274,000        125,896
 Four Seas Frozen Food Holdings, Ltd...................      347,184         22,278
 Four Seas Mercantile Holdings, Ltd....................      592,000        151,951
 *Four Seas Travel International, Ltd..................      150,000            789
 Frankie Dominion International, Ltd...................      630,173         26,284
 *Fu Hui Jewelry Co. (Hong Kong), Ltd..................      688,000          9,977
 *G-Prop Holdings, Ltd.................................      378,200         24,754
 Giordano International, Ltd...........................    1,650,000      2,583,419
 Glorious Sun Enterprises, Ltd.........................      840,000        258,727
 Gold Peak Industries (Holdings), Ltd..................    1,059,250        231,099
 Golden Resources Development International, Ltd.......      971,000         46,731
 Gold-Face Holdings, Ltd...............................    2,003,600        236,565
 Goldlion Holdings, Ltd................................    2,052,000        136,940
 *Goldtron (Bermuda) Holdings, Ltd.....................       51,111          8,593
 *Golik Holdings, Ltd..................................    1,536,500         65,072
 Grand Hotel Holdings, Ltd. Series A...................    1,333,000        152,255
 Grande Holdings, Ltd..................................      420,088        280,346
 Great Wall Electronic International, Ltd..............    3,159,034        121,626
 *Greaterchina Technology Group, Ltd...................      150,410          7,239
 Group Sense (International), Ltd......................    2,062,000        214,351
 *Guangdong Investment, Ltd............................    2,150,000        231,776
 *Guangnan Holdings, Ltd...............................      762,000         23,470
 *Guangzhou Investment Co., Ltd........................    3,510,000        247,754
 *Guoco Land, Ltd......................................      636,000         93,865
 *HKCB Bank Holding Co., Ltd...........................    1,130,000        245,085
 HKR International, Ltd................................      403,260        152,672
 Hanny Holdings, Ltd...................................    3,644,224        219,813
 Harbour Centre Development, Ltd.......................      784,000        508,111
 Harbour Ring International Holdings, Ltd..............    2,636,000        497,295
 Henderson China Holdings, Ltd.........................      911,000        324,439
 High Fashion International, Ltd.......................      178,000         29,469
 *Hikari Tsushin International, Ltd....................    2,248,000        129,825
 *Hinet Holdings, Ltd..................................      611,057         28,624
 *Hon Kwok Land Investment Co., Ltd....................    2,290,145         98,460
 Hong Kong Building & Loan Agency, Ltd.................      407,000         63,724
 Hong Kong Ferry (Holdings) Co., Ltd...................      671,300        415,686
 *Hong Kong Parkview Group, Ltd........................    1,130,000        406,057
 *Hop Hing Holdings, Ltd...............................      660,265         38,979
 *Hsin Chong Construction Group, Ltd...................    1,569,658        100,722
 *Hualing Holdings, Ltd................................    1,344,000         41,569
 *Huey Tai International, Ltd..........................    2,363,112        103,113
 Hung Hing Printing Group, Ltd.........................      934,442        344,779
 IDT International, Ltd................................    4,028,486        356,732
 *IMC Holdings, Ltd....................................      604,000         50,385
 *ITC Corp., Ltd.......................................      466,157         65,808
 *Ideal Pacific Holdings, Ltd..........................      838,000         93,565
 *Innovative International (Holdings), Ltd.............    1,474,003         28,754
 *Interform Ceramics Technologies, Ltd.................    1,104,000         15,869
 International Bank of Asia, Ltd.......................    2,615,714        459,898
 International Pipe, Ltd...............................    1,926,726        138,471
                                                            SHARES           VALUE+
                                                            ------           ------
 *Iquorom Cybernet, Ltd................................    4,145,000   $     36,705
 *Island Dyeing & Printing Co., Ltd....................      148,000         18,044
 *Isteelasia.com, Ltd..................................      667,286         40,250
 JCG Holdings, Ltd.....................................    1,048,333        517,978
 Jackin International Holdings, Ltd....................      210,000         21,561
 *Jinhui Holdings Co., Ltd.............................      370,000         10,447
 *Joyce Boutique Holdings, Ltd.........................    1,360,000         25,133
 *K Wah International Holdings, Ltd....................    3,822,570        164,343
 KPI Co., Ltd..........................................      264,000          6,742
 *KTP Holdings, Ltd....................................      180,400          6,946
 *Kader Holdings Co., Ltd..............................      545,600         17,855
 *Kantone Holdings, Ltd................................      123,902         10,177
 Keck Seng Investments (Hong Kong), Ltd................      858,600         99,171
 Kee-Shing Holdings Co., Ltd...........................      886,000        134,174
 *King Fook Holdings, Ltd..............................    1,000,000         44,918
 Kingboard Chemical Holdings, Ltd......................      926,000        451,591
 Kingmaker Footwear Holdings, Ltd......................      770,000        126,489
 *Kong Sun Holdings, Ltd...............................      480,000         30,801
 *Kong Tai International Holdings Co., Ltd.............    8,300,000        193,865
 Kumagai Gumi Hong Kong, Ltd...........................      970,000        140,670
 *Kwong Sang Hong International, Ltd...................    1,434,000         93,858
 Kwoon Chung Bus Holdings, Ltd.........................      556,000         83,486
 *Lai Sun Development Co., Ltd.........................    2,970,000         95,290
 *Lai Sun Garment (International), Ltd.................    2,325,000         62,660
 *Lai Sun Hotels International, Ltd....................    3,268,000        144,695
 *Lam Soon (Hong Kong), Ltd............................      302,310         52,765
 *Lam Soon Food Industries, Ltd........................      228,000         42,136
 *Lamex Holdings, Ltd..................................    2,419,200         32,910
 Le Saunda Holdings, Ltd...............................      236,000         16,355
 Leefung-Asco Printers Holdings, Ltd...................      144,000         29,384
 *Leung Kee Holdings, Ltd..............................      354,000          9,586
 *Lippo, Ltd...........................................    1,074,760        220,690
 Liu Chong Hing Bank, Ltd..............................      365,000        269,347
 Liu Chong Hing Investment, Ltd........................      635,200        317,926
 *Logic International Holdings, Ltd....................      812,000         69,820
 *Luks Industrial Co., Ltd.............................      537,963         82,848
 Lung Kee (Bermuda) Holdings, Ltd......................      686,000        126,776
 *Magnificent Estates, Ltd.............................    3,778,000         26,667
 *Magnum International Holdings, Ltd...................      300,000         10,780
 *Mansion Holdings, Ltd................................    1,420,360         14,036
 *Mansion House Group, Ltd.............................      698,200         51,075
 *Megga (S.) International Holdings, Ltd...............    1,513,400         13,596
 Melbourne Enterprises, Ltd............................       45,500        154,742
 *Melco International Development, Ltd.................      180,000         29,338
 Midland Realty (Holding), Ltd.........................      496,000         33,101
 *Millennium Group, Ltd................................      928,000         39,302
 *Min Xin Holdings, Ltd................................      987,200         77,283
 Mingly Corp., Ltd.....................................    4,032,600        393,323
 Moulin International Holdings, Ltd....................    3,213,226        251,549
 *Mui Hong Kong, Ltd...................................    1,230,000         31,729
 *Multi-Asia International Holdings, Ltd...............    2,800,500        600,210
 *NPH International Holdings, Ltd......................      108,400         11,129
 Nanyang Holdings, Ltd.................................      137,500        127,053
 *National Electronics Holdings, Ltd...................    2,156,000         50,912
 New Island Printing Holdings, Ltd.....................      176,000         32,074
 *New Rank City Development, Ltd.......................        1,664            256
 *New World Cyberbase, Ltd.............................       25,220          1,910
 Ngai Lik Industrial Holdings, Ltd.....................    1,556,000        569,122

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Ocean Information Holdings, Ltd.......................      122,000   $      9,394
 Onfem Holdings, Ltd...................................    1,922,000         81,399
 *Online Credit International, Ltd.....................    1,050,000         18,865
 *Oriental Metals Holdings Co., Ltd....................    1,237,800         50,834
 *Oriental Press Group, Ltd............................    3,400,500        510,599
 Oxford Properties & Finance, Ltd......................      110,000        142,582
 *Pacific Andes International Holdings, Ltd............      156,000          6,006
 *Pacific Concord Holding, Ltd.........................    2,065,770        249,207
 *Pacific Plywood Holdings, Ltd........................   10,210,000        159,859
 *Paramount Publishing Group, Ltd......................      620,000         82,752
 Paul Y. ITC Construction Holdings, Ltd................      612,677         40,101
 *Peace Mark (Holdings), Ltd...........................    6,758,122         89,333
 *Pearl Oriental Holdings, Ltd.........................    9,064,000        175,650
 *Pegasus International Holdings, Ltd..................      226,000         28,714
 *Perfect Treasure Holdings, Ltd.......................      364,000         81,750
 Perfectech International Holdings, Ltd................      571,450         86,539
 Pico Far East Holdings, Ltd...........................    1,190,000        108,432
 Playmate Toys Holdings, Ltd...........................    1,585,000        130,185
 Pokfulam Development Co., Ltd.........................      234,000         75,077
 *Poly Investments Holdings, Ltd.......................    2,670,000        119,931
 Prestige Properties Holdings, Ltd.....................      965,000         76,784
 Prime Succession, Ltd.................................      768,000         24,345
 *QPL International Holdings, Ltd......................    1,191,000      1,681,340
 *Quality Healthcare Asia, Ltd.........................    1,338,000        407,822
 *RNA Holdings, Ltd....................................       20,600          1,454
 Raymond Industrial, Ltd...............................      605,400         77,695
 Realty Development Corp., Ltd. Series A...............       95,000         90,830
 *Regal Hotels International Holdings, Ltd.............    1,950,000         52,804
 *Rivera Holdings, Ltd.................................    3,160,000        145,996
 Road King Infrastructure, Ltd.........................      449,000        193,038
 *Ryoden Development, Ltd..............................    1,912,000        174,220
 *S.A.S.Dragon Holdings, Ltd...........................    1,696,000        150,185
 SA SA International Holdings, Ltd.....................    1,134,000        173,185
 Safety Godown Co., Ltd................................      408,000        204,209
 *Same Time Holdings, Ltd..............................      410,000         10,524
 San Miguel Brewery Hong Kong, Ltd.....................      930,800        143,347
 Sea Holdings, Ltd.....................................    1,068,000        349,512
 *Seapower International Holdings, Ltd.................      854,000         32,332
 *Seapower Resources International, Ltd................    2,528,000         90,842
 *Semi-Tech (Global) Co., Ltd..........................    4,273,327         34,002
 Shangri-La Asia, Ltd..................................      765,220        780,737
 Shaw Brothers Hong Kong, Ltd..........................      325,000        302,393
 Shell Electric Manufacturing (Holdings) Co., Ltd......    1,255,000        194,886
 *Shenyin Wanguo (Hong Kong), Ltd......................      847,500         45,138
 *Shenzhen International Holdings, Ltd.................    6,187,500        404,983
 *Shougang Concord Century Holdings, Ltd...............    1,292,000         34,820
 *Shougang Concord Grand (Group), Ltd..................    1,701,000         60,033
 *Shougang Concord International Enterprises Co.,
   Ltd.................................................    4,166,000        112,277
 *Shougang Concord Technology Holdings, Ltd............    1,647,914         69,791
 Shui On Construction & Materials, Ltd.................      218,000        267,184
                                                            SHARES           VALUE+
                                                            ------           ------
 *Shun Ho Construction (Holdings), Ltd.................    1,037,452   $     54,589
 *Shun Ho Resources Holdings, Ltd......................      483,000         15,435
 *Shun Shing Holdings, Ltd.............................    2,573,600        181,658
 Shun Tak Holdings, Ltd................................    3,422,000        329,376
 *Silver Grant International Industries, Ltd...........    2,087,000        152,668
 Sime Darby Hong Kong, Ltd.............................    1,040,000        273,614
 *Simsen Metals & Holdings, Ltd........................    1,024,000         11,827
 *Sincere Co., Ltd.....................................      505,500         25,301
 Sing Tao Holdings, Ltd................................      913,000        152,323
 *Singamas Container Holdings, Ltd.....................      320,000         16,222
 *Sino Foundations Holdings, Ltd.......................    1,074,000         52,377
 *Sinocan Holdings, Ltd................................      350,000          7,636
 *Skynet (International Group) Holdings, Ltd...........      244,240          8,463
 Solartech International Holdings, Ltd.................    4,960,000         36,283
 *Sound International, Ltd.............................       79,200          1,342
 South China Brokerage Co., Ltd........................    4,060,000         59,399
 South China Industries, Ltd...........................    1,124,000         54,815
 *South China Strategic Investments, Ltd...............      857,400         64,921
 *South Sea Development Co., Ltd.......................    2,603,158        120,269
 *Southeast Asia Properties & Finance, Ltd.............      175,692         47,350
 Starlight International Holdings, Ltd.................    1,049,034        146,746
 *Stelux Holdings International, Ltd...................    1,307,702         45,313
 *Styland Holdings, Ltd................................    2,036,160          3,658
 Sun Fook Kong Holdings, Ltd...........................    1,778,000        282,947
 Sun Hung Kai & Co., Ltd...............................    3,338,600        569,859
 *Suncorp Technologies, Ltd............................      158,400          1,952
 Suwa International Holdings, Ltd......................    1,062,000         50,429
 *Swank International Manufacturing Co., Ltd...........      638,000          9,825
 Symphony Holdings, Ltd................................    6,950,000         93,654
 *Tack Hsin Holdings, Ltd..............................      542,000         68,863
 Tai Cheung Holdings, Ltd..............................    1,445,000        202,137
 Tai Sang Land Development, Ltd........................      627,984        112,831
 *Tak Sing Alliance Holdings, Ltd......................    2,909,865        108,298
 *Tak Wing Investment Holdings, Ltd....................      432,800         53,878
 Techtronic Industries Co., Ltd........................    1,330,000        209,946
 *Tem Fat Hing Fung (Holdings), Ltd....................    5,488,000        183,121
 Termbray Industries International (Holdings), Ltd.....    2,304,900        230,727
 Tern Properties Co., Ltd..............................       61,200         11,860
 Texwinca Holdings, Ltd................................    1,074,000        119,915
 *Tian An China Investments Co., Ltd...................    4,355,750        162,111
 Tian Teck Land, Ltd...................................    1,098,000        163,460
 *Triplenic Holdings, Ltd..............................    2,378,000         38,453
 Tristate Holdings, Ltd................................      138,000         25,680
 Truly International Holdings, Ltd.....................    1,014,000        249,856
 *Tung Fong Hung Holdings, Ltd.........................    1,157,745         43,831
 Tungtex (Holdings) Co., Ltd...........................      788,000         97,084
 *Tysan Holdings, Ltd..................................    1,040,773         45,414
 *UDL Holdings, Ltd....................................       23,700            821
 *USI Holdings, Ltd....................................      928,999        150,223
 *Union Bank of Hong Kong, Ltd.........................    1,005,934        942,418
 *United Power Investment, Ltd.........................    1,664,000        105,708
 *Universal Appliances, Ltd............................    2,770,000         59,012
 Van Shung Chong Holdings, Ltd.........................      854,400        151,318

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vanda Systems & Communications Holdings, Ltd.........      644,000   $    214,887
 Vitasoy International Holdings, Ltd...................      546,000        114,217
 Wah Ha Realty Co., Ltd................................      278,600         32,894
 *Wah Kwong Shipping Holdings, Ltd.....................      230,500        141,992
 *Wah Nam Group, Ltd...................................    1,934,800          7,946
 Wai Kee Holdings, Ltd.................................    1,562,738        126,351
 *Winfoong International, Ltd..........................    1,210,000         54,351
 Wing Fai International, Ltd...........................    3,380,000        107,143
 Wing On Co. International, Ltd........................      565,000        228,407
 Wing Shan International, Ltd..........................      896,000         63,244
 *Winsan China Investment Group, Ltd...................      384,000         25,133
 Winsor Industrial Corp., Ltd..........................      498,000         95,868
 *Winsor Properties Holdings, Ltd......................      498,000        140,606
 *Wo Kee Hong (Holdings), Ltd..........................    1,944,000         47,402
 Wong's International (Holdings), Ltd..................    1,012,000        305,210
 *Wong's Kong King International (Holdings), Ltd.......    1,139,600         59,964
 World Houseware (Holdings), Ltd.......................      556,984         19,300
 YGM Trading, Ltd......................................      228,000        105,339
 Yangtzekiang Garment Manufacturing Co., Ltd...........      405,000         53,536
 *Yaohan Hong Kong Corp., Ltd..........................      760,000              0
 Yaohan International Caterers, Ltd....................      512,000         59,795
 *Yaohan International Holdings, Ltd...................      974,000              0
 *Yau Lee Holdings, Ltd................................    2,136,000         31,525
 *Yeebo International Holdings, Ltd....................       40,800          1,990
 *Yiu Wing International Holdings, Ltd.................    1,404,200         26,130
 *Yoshiya International Corp., Ltd.....................      612,300         33,790
 Yugang International, Ltd.............................    5,958,000        214,096
 *Yunnan Enterprises Holdings, Ltd.....................      240,000         23,409
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $78,160,704)...................................                  49,813,122
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Hong Kong Dollars (Cost $72,469).....................                      72,468
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *Applied International Holdings, Ltd. Warrants
   04/30/04............................................      248,600          1,914
 *Egana Jewelry & Pearls, Ltd. Warrants 06/30/01.......      494,155          3,868
 *Gold-Face Holdings, Ltd. Warrants 09/30/01...........      182,145          6,428
 *Grande Holdings, Ltd. Warrants 10/15/00..............       84,017          5,930
 *Hikari Tsushin International, Ltd. Warrants
   04/27/02............................................      449,600         12,463
 *Hinet Holdings, Ltd. Warrants 02/03/03...............      122,210          3,341
 *Hop Hing Holdings, Ltd. Warrants 04/30/01............      132,053              0
 *Iquorum Cybernet, Ltd. Warrants 04/30/04.............      829,000          1,489
 *Kong Sun Holdings, Ltd. Warrants 04/25/02............       96,000          1,084
 *Mui Hong Kong, Ltd. Rights 06/09/00..................      615,000            789
 *Online Credit International, Ltd. Warrants
   12/31/00............................................      210,000            539
                                                            SHARES           VALUE+
                                                            ------           ------
 *South China Information & Technology, Ltd. Warrants
   03/28/02............................................      171,480   $      1,607
 *Tak Sing Alliance Holdings, Ltd. Warrants 02/28/02...      290,986          8,216
 *Yunnan Enterprises Holdings, Ltd. Warrants
   09/30/02............................................       48,000          1,232
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,137)........................................                      48,900
                                                                       ------------
TOTAL -- HONG KONG
  (Cost $78,238,310)...................................                  49,934,490
                                                                       ------------
AUSTRALIA -- (26.6%)
COMMON STOCKS -- (26.6%)
 *A.I. Engineering Corp., Ltd..........................      129,195         14,741
 A.P. Eagers, Ltd......................................       20,486         50,255
 ARB Corporation, Ltd..................................       11,364         33,388
 Abigroup, Ltd.........................................      129,710        119,878
 Adelaide Bank, Ltd....................................      111,996        291,353
 *Adelaide Brighton, Ltd...............................      367,220         81,704
 Adsteam Marine, Ltd...................................      160,644        201,623
 Adtrans Group Limited.................................       29,000         27,464
 *Airboss, Ltd.........................................       27,480          2,665
 *Allstate Explorations NL.............................       49,087         14,842
 Amalgamated Holdings, Ltd.............................      266,483        436,319
 *Amity Oil NL.........................................       43,079          4,915
 *An Feng Kingstream Steel, Ltd........................      764,927        130,916
 *Anaconda Nickel NL...................................      500,170        670,561
 *Anzoil NL............................................      123,126          3,582
 *Aquarius Platinum (Australia), Ltd...................       44,452         84,955
 *Ariadne Australia, Ltd...............................      270,353         69,406
 *Ashanti Goldfields Co., Ltd..........................       16,421         28,573
 *Ashanti Goldfields Co., Ltd. ADR.....................       15,990         31,085
 Ashton Mining, Ltd....................................      523,700        244,990
 Asia Pacific Specialty Chemicals, Ltd.................       88,182         27,166
 Atkins Carlyle, Ltd...................................       66,116        115,420
 *AuIron Energy, Ltd...................................      105,300         25,831
 *Auridiam Consolidated NL.............................       63,097          2,520
 *Aurora Gold, Ltd.....................................      226,812         21,350
 Ausdoc Group, Ltd.....................................      114,255        131,016
 Ausdrill, Ltd.........................................      103,961         16,607
 *Australasian Technology Corp., Ltd...................       47,332         44,825
 Australian Hospital Care, Ltd.........................      215,500         62,700
 *Australian Kaolin, Ltd...............................      182,145         16,626
 Australian Oil & Gas Corp., Ltd.......................       96,119         66,899
 Australian Pharmaceutical Industries, Ltd.............      287,700        344,677
 Australian Provincial Newspaper Holdings, Ltd.........      376,331        837,312
 *Australian Resources, Ltd............................      141,446         18,560
 *Avatar Industries, Ltd...............................      229,505         17,021
 Bank of Queensland, Ltd...............................      124,922        363,464
 *Beach Petroleum NL...................................      371,700          6,998
 *Beaconsfield Gold NL.................................       89,078         25,918
 Bendigo Bank, Ltd.....................................      137,260        371,172
 *Bendigo Mining NL....................................      849,735         77,563
 *Beyond International, Ltd............................       61,256         28,307
 *Biota Holdings, Ltd..................................       97,808        203,667
 Biotech International, Ltd............................      149,379         28,123
 *Black Range Minerals NL..............................      169,951         24,239
 Blackmores, Ltd.......................................       27,894         92,457
 *Bligh Oil & Minerals NL..............................       58,844          3,861
 Boag (J.) & Son, Ltd..................................       84,500         78,577

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Boulder Group NL.....................................       78,500   $      8,173
 Brandrill, Ltd........................................       95,918         39,399
 Bridgestone Australia, Ltd............................       49,000         47,522
 Bristile, Ltd.........................................       81,032         50,851
 Buderim Ginger, Ltd...................................        7,889          2,655
 CI Technologies Group, Ltd............................      109,822        438,571
 Caltex Australia, Ltd.................................      407,700        558,219
 Campbell Brothers, Ltd................................       57,513        152,571
 *Cape Range, Ltd......................................      430,495         82,275
 Capral Aluminium, Ltd.................................      379,330        482,586
 *Carrington Cotton Corp., Ltd.........................       22,200         53,320
 Casinos Austria International, Ltd....................      258,299        126,728
 Cedar Woods Properties, Ltd...........................       46,065         16,819
 *Centamin Egypt, Ltd..................................      261,882         13,446
 *Centaur Mining & Exploration, Ltd....................      620,579         51,336
 Central Equity, Ltd...................................      123,243        128,667
 Central Norseman Gold Corp., Ltd......................      409,800         72,475
 Centro Properties, Ltd................................      250,387        391,395
 *Charter Pacific Corp., Ltd...........................       72,823         16,618
 *Cinema Plus, Ltd.....................................       75,700          4,751
 *Circadian Technologies, Ltd..........................       40,370         72,547
 *Cityview Energy Corp., Ltd...........................        4,945          3,103
 *Clifford Corp., Ltd..................................      161,750              0
 *Climax Mining, Ltd...................................      163,017          6,975
 Coal & Allied Industries, Ltd.........................       11,250         93,383
 Coates Hire, Ltd......................................      258,842        224,456
 Cochlear, Ltd.........................................       57,598        824,641
 *Comet Resources NL...................................       83,600         21,939
 Consolidated Manufacturing Industries, Ltd............       32,784         18,703
 Consolidated Paper Industries, Ltd....................       63,268         60,638
 *Consolidated Rutile, Ltd.............................      310,652        143,553
 *Coolgardie Gold NL...................................      222,685          7,622
 *Coplex Resources NL..................................      231,400         11,881
 *Corporate Express Australia, Ltd.....................      176,355        447,714
 Coventry Group, Ltd...................................       63,616        139,727
 Crane (G.E) Holdings, Ltd.............................       83,127        365,162
 *Croesus Mining NL....................................       97,100         13,849
 *Cudgen RZ, Ltd.......................................       36,650         13,591
 *DC International, Ltd................................      299,350          6,148
 *DJL, Ltd.............................................      277,900          1,585
 *Dalrymple Resources NL...............................       62,885         19,732
 Danks Holdings, Ltd...................................       10,425         51,148
 Delfin Property Group, Ltd............................       26,361         90,233
 Delta Gold NL.........................................      442,483        360,982
 *Denehurst, Ltd.......................................       95,000          3,956
 *Devex, Ltd...........................................      205,364         46,864
 Devine, Ltd...........................................       44,183          5,167
 *Diamin Resources NL..................................      127,684         26,952
 Dollar Sweets Holdings, Ltd...........................      131,499         48,013
 *Dominion Mining, Ltd.................................      168,015         42,654
 *Durban Roodepoort Deep, Ltd..........................       18,619         18,058
 Eastern Aluminum, Ltd.................................      148,949        135,960
 *Easycall Communications (Philippines), Ltd...........      177,300         36,414
 Email, Ltd............................................      409,709        659,140
 *Emporer Mines, Ltd...................................      120,600         26,145
 Energy Developments, Ltd..............................      161,602        774,424
 *Energy Equity Corp., Ltd.............................      325,630         26,937
 Energy Resources of Australia, Ltd. Series A..........      231,589        237,817
 *Equatorial Mining, Ltd...............................       43,214         61,634
                                                            SHARES           VALUE+
                                                            ------           ------
 *Equigold NL..........................................       99,000   $     15,249
 Evans Deakin Industries, Ltd..........................      177,590        165,143
 Finemore Holdings, Ltd................................       75,789         55,344
 Fleetwood Corp., Ltd..................................       37,721         27,115
 Flight Centre, Ltd....................................       61,473        682,114
 *ForBio, Inc..........................................        5,480         13,756
 Forest Place Group, Ltd...............................       81,135         25,458
 *Formulab Neuronetics Corp., Ltd......................        1,061            769
 Forrester Parker Group, Ltd...........................      142,602         78,100
 Freedom Furniture, Ltd................................      123,400         76,735
 Futuris Corp., Ltd....................................      638,000        605,293
 GUD Holdings, Ltd.....................................       83,979         79,530
 GWA International, Ltd................................      415,102        502,046
 Gazal Corp., Ltd......................................       71,177         71,061
 George Weston Foods, Ltd..............................       59,223        202,719
 *Gold Mines of Australia, Ltd.........................      110,614          9,781
 Golden West Refining Corp., Ltd.......................       17,330          3,559
 Goldfields, Ltd.......................................      477,502        291,482
 *Goldstream Mining NL.................................       90,901         20,743
 Gowing Bros., Ltd.....................................       51,348         57,123
 *Gradipore, Ltd.......................................       21,628         62,310
 Grand Hotel Group.....................................      347,700        242,001
 *Grange Resources, Ltd................................       57,506         16,075
 *Greenfields Energy Corp., Ltd........................      193,687         10,276
 Green's Foods, Ltd....................................       66,082         18,096
 Gunns, Ltd............................................       48,287         66,114
 HIH Insurance, Ltd....................................      760,341        511,851
 Hancock and Gore, Ltd.................................       48,463         37,601
 Haoma Mining NL.......................................       98,816          7,329
 *Hardman Resources NL.................................      314,890         35,929
 Harris Scarfe Holdings, Ltd...........................       98,335         69,564
 Hartley Poynton, Ltd..................................       83,134         89,638
 *Helix Resources NL...................................       25,000          3,138
 Henry Walker Group, Ltd...............................      287,948        213,555
 *Herald Resources, Ltd................................       69,910         11,167
 Hills Industries, Ltd.................................      206,170        270,524
 Hills Motorway Group..................................      279,349        538,662
 Iama, Ltd.............................................      187,940        123,302
 *Industrial & Commercial Electronic Industries,
   Ltd.................................................       54,361         12,405
 Institute of Drug Technology Australia, Ltd...........       42,260         74,738
 *Intellect Holdings, Ltd..............................       75,070         16,060
 Ipoh, Ltd.............................................      139,966        142,932
 Ipswich and West Moreton Building Society, Ltd........       17,541         19,814
 *Ixla, Ltd............................................       82,115         30,919
 *Johnson's Well Mining NL.............................      200,000         45,640
 Jones (David), Ltd....................................      593,400        389,312
 Joyce Corp., Ltd......................................       13,049          9,752
 *Jubilee Gold Mines NL................................      113,400         71,811
 Jupiters, Ltd.........................................      189,523        302,742
 Just Jeans Holdings, Ltd..............................       94,342         41,981
 *Keycorp, Ltd.........................................       51,992        249,154
 *Kidston Gold Mines, Ltd..............................      246,300         36,533
 *Kingsgate Consolidated NL............................       71,492         24,472
 *Kolback Group, Ltd...................................       90,810         33,674
 *Kresta Holdings, Ltd.................................       56,700          5,014
 Lemarne Corp., Ltd....................................       20,790         29,652
 *Leo Shield Exploration, Ltd..........................      286,300         26,133
 *Lynas Gold NL........................................       40,500          3,928
 *MRI Holdings, Ltd....................................       36,169          8,254

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *MacMahon Holdings, Ltd...............................      192,179   $     11,512
 Magellan Petroleum Australia, Ltd.....................       32,760         30,838
 Maryborough Sugar Factory, Ltd........................          600          1,763
 Maxi-Cube, Ltd........................................      128,356         12,082
 McConnell Dowell Corp., Ltd...........................       62,776         41,185
 McGuigan (Brian) Wines, Ltd...........................       49,657         84,987
 McPherson's, Ltd......................................       61,500         37,191
 *Media Entertainment Group, Ltd.......................      150,814         21,510
 *Micromedical Industries, Ltd.........................      150,461         26,180
 *Mikoh Corp., Ltd.....................................       39,999          3,309
 *Mineral Deposits, Ltd................................       49,458          3,386
 *Mobile Computing Corp................................       75,400        421,551
 *Mogul Mining NL......................................      240,504         21,953
 Monadelphous Group, Ltd...............................       17,086         32,654
 *Mosaic Oil NL........................................      345,724         22,682
 *Mount Kersey Mining NL...............................      146,152         27,515
 *Murchison United NL..................................       71,536         30,608
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/00............................................       40,918          4,622
 'Murrin Murrin Investments, Ltd. Promissory Notes
   06/30/99............................................       40,918          8,987
 National Can Industries, Ltd..........................       97,017         68,078
 National Foods, Ltd...................................      423,545        693,480
 Nautronix, Ltd........................................       74,694         29,403
 *New Hampton Goldfields NL............................      178,048         20,823
 *Newcrest Mining, Ltd.................................      127,708        260,828
 Normandy Mt. Leyshon, Ltd.............................      133,376        132,397
 Normans Wine, Ltd.....................................       35,848         23,110
 *North Flinders Mines, Ltd............................       99,807        202,135
 *Novogen, Ltd.........................................      105,184        186,022
 *Novus Petroleum, Ltd.................................      245,359        211,224
 OPSM Protector, Ltd...................................      257,306        374,320
 Oil Company of Australia, Ltd.........................       51,800         51,715
 *Online Advantage, Ltd................................        2,475            360
 *Orbital Engine Corp., Ltd............................      537,358        404,660
 Oroton International, Ltd.............................       38,427         52,614
 PMP Communications, Ltd...............................      381,871        389,962
 Pacific BBA, Ltd......................................      265,200        635,442
 Pacific Hydro, Ltd....................................      109,601         91,915
 *Pan Pacific Petroleum NL.............................      327,800         15,335
 *Payce Consolidated, Ltd..............................       18,000          6,777
 Penfold (W.C.), Ltd...................................       14,100         14,077
 *Peptide Technology, Ltd..............................      176,600         26,195
 *Perilya Mines NL.....................................      263,500         34,575
 Permanent Trustee Co., Ltd............................       20,052         89,229
 Perpetual Trustees Australia, Ltd.....................       47,118        672,016
 Petaluma, Ltd.........................................       29,519         85,886
 Peter Lehmann Wines, Ltd..............................       35,586         44,461
 *Petroz NL............................................      308,910         46,701
 *Petsec Energy, Ltd...................................       97,992          5,087
 *Pima Mining NL.......................................      214,601         35,504
 Pirelli Cables Australia, Ltd.........................       97,420         40,850
 Plaspak Group, Ltd....................................       72,667         22,386
 *Pocketmail Group, Ltd................................       10,933            748
 *Polartechnics, Ltd...................................       37,205         76,411
 *Port Douglas Reef Resorts, Ltd.......................      264,900         13,299
 *Portman Mining, Ltd..................................      241,600         95,104
 *Precious Metals Australia, Ltd.......................      106,059         13,614
 *Preston Resources NL.................................       64,000          9,858
 Prime Television, Ltd.................................      163,689        186,768
 *Progen Industries, Ltd...............................       24,788         26,727
 Publishing and Broadcasting, Ltd......................       42,823        315,152
                                                            SHARES           VALUE+
                                                            ------           ------
 QCT Resources, Ltd....................................    1,039,400   $    397,292
 *Quantum Resources, Ltd...............................      115,007          5,249
 Queensland Cotton Holdings, Ltd.......................       39,866         94,385
 *Queensland Metals Corp., Ltd.........................      421,284         84,119
 *Quiktrak Networks, Ltd...............................      396,495         37,323
 *Raptis Group, Ltd....................................       12,000          1,130
 Rebel Sport, Ltd......................................       77,898         30,664
 *Redfire Resources NL.................................       27,900          1,910
 Reece Australia, Ltd..................................       32,100        318,645
 *Reinsurance Australia Corp., Ltd.....................      399,993         19,397
 *Resolute, Ltd........................................      324,045         24,772
 Ridley Corp., Ltd.....................................      575,547        183,875
 Rock Building Society, Ltd............................       11,373         15,247
 Rural Press, Ltd......................................      202,588        577,878
 SPC, Ltd..............................................       91,854         42,446
 Sabre Group, Ltd......................................       40,702         41,913
 Schaffer Corp., Ltd...................................       15,180         29,444
 Scientific Services, Ltd..............................      122,237         14,645
 *Scitec, Ltd..........................................      136,800         71,800
 Scott Corp., Ltd......................................       43,000         30,664
 Select Harvests.......................................       41,257         24,714
 Siddons Ramset, Ltd...................................      105,522        352,169
 Simeon Wines, Ltd.....................................      193,003        286,279
 Simsmetal, Ltd........................................      153,792        438,689
 Singleton Group, Ltd..................................       26,804        140,683
 *Sino Securities International, Ltd...................        8,118          7,642
 Skilled Engineering, Ltd..............................      121,366        148,864
 *Solution 6 Holdings, Ltd.............................      156,041        268,932
 Sonic Healthcare, Ltd.................................      245,203        832,330
 Sons of Gwalia, Ltd...................................      223,006        617,037
 Southern Cross Broadcasting (Australia), Ltd..........       43,783        202,322
 *Southern Pacific Petroleum NL........................       82,140         96,064
 Southern Star Group, Ltd..............................      154,982         27,409
 *Spectrum Network Systems, Ltd. Series B..............      153,959        140,533
 Spicers Paper, Ltd....................................      246,300        261,355
 Spotless Group, Ltd...................................      248,659        673,830
 Spotless Services, Ltd................................      664,450        488,995
 *St. Barbara Mines, Ltd...............................      375,500         22,493
 *Straits Resources, Ltd...............................       56,534          7,741
 *Strategic Minerals Corp. NL..........................       13,100            448
 Sydney Aquarium, Ltd..................................       24,135         55,076
 *Taipan Resources NL..................................      300,000         10,611
 Tandou, Ltd...........................................        3,100          2,476
 *Tanganyika Gold NL...................................       14,760          5,473
 *Tap Oil..............................................      193,100         74,911
 Tassal, Ltd...........................................       90,356         54,641
 *Techniche, Ltd.......................................       35,729         64,207
 Telecasters Australia, Ltd............................       30,643        136,357
 Television & Media Services, Ltd......................      173,137        158,038
 Tempo Service, Ltd....................................       49,087         96,054
 Ten Network Holdings, Ltd.............................      110,000        137,433
 *Thakral Holdings Group...............................       38,110         12,175
 Thakral Holdings Group................................    1,018,492        377,680
 Ticor, Ltd............................................      347,850        228,214
 Timbercorp Limited....................................      203,237        233,051
 *Titan Resources NL...................................       50,000          2,995
 Toll Holdings, Ltd....................................       92,767        433,970
 *Tooth & Co., Ltd.....................................      153,000         13,966
 Tourism Assets Holdings, Ltd..........................      469,760        152,758
 *Transcom International, Ltd..........................      113,691         90,804

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Triako Resources, Ltd.................................        5,400   $      1,078
 *Troy Resources NL....................................       22,548          7,075
 Union Gold Mining Co. NL..............................      142,500         61,785
 United Construction Group, Ltd........................       81,554         46,061
 *Utility Services Corp., Ltd..........................       96,769         35,332
 *Victoria Petroleum NL................................      147,973          3,968
 Villa World, Ltd......................................      134,700         54,561
 Village Roadshow, Ltd.................................      356,394        463,573
 Visions Systems, Ltd..................................       17,778        103,958
 *Voicenet (Australia), Ltd............................       97,365        138,866
 *Vos Industries, Ltd..................................      102,161         12,822
 *Walhalla Mining Company NL...........................       95,388          8,707
 Waterco, Ltd..........................................       22,304         19,087
 Watpac, Ltd...........................................      107,730         13,214
 Wattyl, Ltd...........................................      141,996        267,327
 Webster, Ltd..........................................       33,551         13,399
 Western Metals, Ltd...................................      385,787         50,621
 Westralian Sands, Ltd.................................      293,919        660,490
 White (Joe) Maltings, Ltd.............................       13,724         23,175
 Wide Bay Capricorn Building Society, Ltd..............       26,958         49,214
 *Williams R.M. Holdings, Ltd..........................       24,075         33,925
 Yates (Arthur) and Co. Property, Ltd..................      150,702         53,304
 *Zimbabwe Platinum Mines, Ltd.........................       74,620         14,474
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $51,030,748)...................................                  38,457,083
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar (Cost $22,693).....................                      22,386
                                                                       ------------
RIGHTS/WARRANTS/OPTIONS -- (0.0%)
 *A.P. Eagers, Ltd. Options 01/31/03...................        2,204            591
 *Advanced Engine Components, Ltd. Options 12/31/02....       11,369            519
 *Australasian Technology Corp., Ltd. Rights
   06/19/00............................................        7,821          2,677
 *Axon Instruments, Inc. Options Open Pay Date.........       16,148              0
 *Beaconsfield Gold NL Options 03/15/02................        8,908            356
 *Boulder Steel, Ltd. Options 11/30/02.................       39,250              0
 *Gympie Gold, Ltd. Options 06/30/01...................       41,073          1,347
 *Harris Scarfe Holdings, Ltd. Rights 06/19/00.........       12,291              0
 *Mosaic Oil NL Options 06/30/02.......................       31,429            538
 *New Hampton Goldfields NL Options 04/30/01...........       89,024          2,082
 *Ridley Corp., Ltd. Options 04/30/02..................       57,485          3,935
 *Surfboard, Ltd. Options 12/31/01.....................       28,753          1,804
 *Utility Services Corp., Ltd. Rights 06/21/00.........        9,676          1,325
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $5,447)........................................                      15,174
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Village Roadshow, Ltd. 2.2% Class A
   (Cost $22,619)......................................       11,498         11,840
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $51,081,507)...................................                  38,506,483
                                                                       ------------
SINGAPORE -- (25.9%)
COMMON STOCKS -- (25.7%)
 A.V. Jennings Homes, Ltd..............................       30,800          9,063
                                                            SHARES           VALUE+
                                                            ------           ------
 Acma, Ltd.............................................      472,600   $    299,956
 *Alliance Technology & Development, Ltd...............      156,000         20,703
 Amtek Engineering, Ltd................................      540,625        162,208
 Apollo Enterprises, Ltd...............................      193,000         74,054
 *Armstrong Industrial Corp............................      730,000         84,241
 Avimo Group, Ltd......................................      317,250        585,764
 Benjamin (F.J.) Holdings, Ltd.........................      611,000        130,441
 *Bonvests Holdings, Ltd...............................      750,000        248,829
 *Broadway Industrial Group, Ltd.......................      352,000         36,558
 Bukit Sembawang Estates, Ltd..........................       71,334        535,071
 *CK Tang, Ltd.........................................      307,000         53,141
 CWT Distribution, Ltd.................................      461,500        214,358
 Carnaudmetalbox Asia, Ltd.............................      213,000        251,945
 Causeway Investment, Ltd..............................      248,000         36,489
 Central Properties, Ltd...............................       66,000        555,992
 Chemical Industries (Far East), Ltd...................      105,910         89,220
 Chevalier Singapore Holdings, Ltd.....................      220,000         35,543
 Chuan Hup Holdings, Ltd...............................    3,050,000        598,343
 Chuan Soon Huat Industrial Group, Ltd.................      614,000        106,282
 Comfort Group, Ltd....................................    1,646,000        631,572
 Compact Metal Industries..............................      643,000         96,462
 Cosco Investment, Ltd.................................    1,222,000        119,865
 Courts Singapore, Ltd.................................      495,000        168,511
 Dovechem Terminals Holdings, Ltd......................      339,000        160,393
 Econ International, Ltd...............................    1,242,000        164,824
 Eltech Electronics, Ltd...............................      704,000        117,799
 Eng Wah Organisation, Ltd.............................      265,000         48,929
 First Capital Corp., Ltd..............................    1,215,000        946,415
 Focal Finance, Ltd....................................      336,200        366,632
 *Freight Links Express Holdings, Ltd..................    1,648,000        209,195
 Fu Yu Manufacturing, Ltd..............................    1,291,000        204,847
 Fuji Offset Plates Manufacturing, Ltd.................       33,750          9,347
 GB Holdings, Ltd......................................      200,000         73,278
 GK Goh Holdings, Ltd..................................    1,120,000        626,846
 *General Magnetics, Ltd...............................      308,000         50,649
 *Goldtron, Ltd........................................      473,000         60,042
 Great Eastern Holdings, Ltd...........................       80,000        249,261
 Guthrie GTS, Ltd......................................    1,174,400        196,510
 *HTP Holdings, Ltd....................................      479,000         87,060
 Hai Sun Hup Group, Ltd................................    2,604,000        450,748
 Haw Par Brothers International, Ltd...................      565,200        652,234
 Hind Hotels International, Ltd........................      171,000        245,678
 Hitachi Zosen (Singapore), Ltd........................      962,000        327,490
 Hong Kok Corp., Ltd...................................      449,000        250,003
 Hotel Grand Central, Ltd..............................      437,640        127,520
 Hotel Plaza, Ltd......................................    1,189,000        295,000
 Hotel Properties, Ltd.................................    1,393,000      1,277,967
 Hotel Royal, Ltd......................................      144,333        119,089
 Hour Glass, Ltd.......................................      298,000         61,900
 Hup Seng Huat, Ltd....................................      900,200        111,673
 Hwa Hong Corp., Ltd...................................    1,996,000        437,639
 Hwa Tat Lee, Ltd......................................      455,000         74,822
 *IPC Corp., Ltd.......................................    1,936,000        273,680
 Inchcape Motors, Ltd..................................      491,000        334,299
 *Inno-Pacific Holdings, Ltd...........................      962,500        130,509
 International Factors (Singapore), Ltd................      290,000         79,481
 Intraco, Ltd..........................................      292,500        210,964
 Isetan (Singapore), Ltd...............................       98,000        110,829
 *Jack Chia-MPH, Ltd...................................      638,000        241,120
 Jaya Holdings, Ltd....................................    2,127,000        190,226

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Jurong Cement, Ltd....................................      132,500   $    110,091
 Jurong Engineering, Ltd...............................      112,000        122,784
 Kay Hian Holdings, Ltd. (Foreign).....................    1,352,000        663,082
 *Keppel Fels Energy and Infrastructure, Ltd...........    1,526,500        916,013
 Keppel Marine Industries, Ltd.........................      568,500        446,109
 Keppel Tatlee Finance, Ltd............................      319,750        193,719
 Keppel Telecommunications and Transportation, Ltd.....    1,376,000      1,587,888
 Khong Guan Flour Milling, Ltd.........................       19,000         19,733
 Kian Ann Engineering, Ltd.............................      868,000        212,853
 Kian Ho Bearings, Ltd.................................      277,000         33,564
 Kim Eng Holdings, Ltd.................................    1,775,200        686,268
 Koh Brothers, Ltd.....................................      747,000        144,390
 *L & M Group Investments, Ltd.........................      337,100        136,153
 *LC Development, Ltd..................................    1,191,767        151,281
 *Labroy Marine, Ltd...................................    2,600,000        517,564
 Lee Kim Tah Holdings, Ltd.............................      795,000         91,742
 Liang Court Holdings, Ltd.............................    1,425,000        345,331
 Liang Huat Aluminum, Ltd..............................    1,477,000        178,966
 *Lim Kah Ngam, Ltd....................................      350,999         50,631
 *Low Keng Huat Singapore, Ltd.........................      372,000         72,978
 Lum Chang Holdings, Ltd...............................    1,134,030        307,534
 Marco Polo Developments, Ltd..........................      377,000        332,816
 Metalock (Singapore), Ltd.............................       60,000         10,905
 Metro Holdings, Ltd...................................    1,575,800        300,045
 *Neptune Orient Lines, Ltd............................      372,000        281,181
 *Nippecraft, Ltd......................................    1,013,000         99,364
 Orchard Parade Holdings, Ltd..........................    1,084,022        372,157
 *Osprey Maritime, Ltd.................................      966,000        225,737
 Ossia International, Ltd..............................      708,000        261,448
 Overseas Union Enterprise, Ltd........................      542,000      1,263,432
 Overseas Union Trust (Foreign)........................      163,800        203,673
 PCI, Ltd..............................................      530,000        270,639
 *Pacific Can Investment Holdings, Ltd.................      101,000         10,781
 Pacific Carriers, Ltd.................................      900,000        415,436
 Pan Pacific Public Co., Ltd...........................       69,750         15,092
 Pan-United Corp., Ltd.................................    1,624,000        299,852
 Pentex-Schweizer Circuits, Ltd........................      916,000        126,846
 Pertama Holdings, Ltd.................................      278,750         38,601
 *Pokka Corp. (Singapore), Ltd.........................      159,000         25,688
 Prima, Ltd............................................      106,000        234,860
 Provisions Suppliers Corp.............................    3,373,000        350,316
 Republic Hotels and Resorts, Ltd......................      881,000        391,416
 Robinson & Co., Ltd...................................      237,360        512,213
 Rotary Engineering, Ltd...............................    1,231,000        241,495
 SMB United............................................    1,254,000        198,976
 SNP Corp., Ltd........................................      175,500        111,389
 *SPP, Ltd.............................................      454,000         47,152
 *ST Capital, Ltd......................................      940,553        341,897
 San Teh, Ltd..........................................      838,406        154,802
 *Scotts Holdings, Ltd.................................      482,000        108,463
 Sea View Hotel, Ltd...................................       66,000        289,420
 Sime Singapore, Ltd...................................    1,617,000        466,500
 Sin Soon Huat, Ltd....................................      929,000        107,206
 *Sing Investments & Finance, Ltd. (Foreign)...........       94,500         52,890
 Singapore Finance, Ltd................................      598,000        469,258
 Singapore Reinsurance Corp., Ltd......................      254,700        202,805
 Singapura Building Society, Ltd.......................      139,250         81,150
 *Singatronics, Ltd....................................      748,000        157,531
 Ssangyong Cement (Singapore), Ltd.....................      236,000        197,447
                                                            SHARES           VALUE+
                                                            ------           ------
 Stamford Tyres Corp., Ltd.............................       62,000   $     14,309
 Straits Trading Co., Ltd..............................      931,000        821,888
 Sunright, Ltd.........................................      378,000        126,500
 Superbowl Holdings, Ltd...............................      490,000         72,095
 Superior Metal Printing, Ltd..........................      490,500         73,584
 *TIBS Holdings, Ltd. Series A.........................      141,000         87,051
 Tibs Holdings, Ltd....................................      282,000        177,356
 Tiger Medicals, Ltd...................................      224,000        165,436
 Times Publishing, Ltd.................................      365,000        918,228
 *Transmarco, Ltd......................................      106,500         62,064
 *Tuan Sing Holdings, Ltd..............................    3,362,000        417,069
 United Engineers, Ltd.................................      474,500        465,432
 United Overseas Insurance, Ltd........................      125,500        161,480
 United Overseas Land, Ltd.............................    1,104,000        732,552
 United Pulp & Paper Co., Ltd..........................      354,000        112,341
 *Uraco Holdings, Ltd..................................    1,803,600        239,353
 *Van der Horst, Ltd...................................      309,100         79,365
 Vickers Ballas Holdings, Ltd..........................    1,314,000        720,262
 WBL Corp., Ltd........................................      510,000        694,470
 Wearnes International (1994), Ltd.....................       33,000         13,709
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $52,657,718)...................................                  37,133,606
                                                                       ------------
PREFERRED STOCKS -- (0.1%)
 First Capital Corp., Ltd. 7% Non-Redeemable
   Convertible (Cost $102,710).........................      172,500        147,307
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Singapore Dollars (Cost $73,492).....................                      73,476
                                                                       ------------
TOTAL -- SINGAPORE
  (Cost $52,833,920)...................................                  37,354,389
                                                                       ------------
NEW ZEALAND -- (10.2%)
COMMON STOCKS -- (10.1%)
 *AFFCO Holdings, Ltd..................................      503,188         87,324
 *Advantage Group, Ltd.................................      101,600        131,775
 Baycorp Holdings, Ltd.................................      200,614        838,308
 CDL Hotels NZ, Ltd....................................      657,244         60,031
 CDL Investments NZ, Ltd...............................      240,073         21,928
 Cavalier Corp., Ltd...................................       88,507        137,429
 Ceramco Corp., Ltd....................................      102,827         80,771
 Colonial Motor Co., Ltd...............................       47,895         65,620
 Corporate Investments, Ltd............................      503,564        487,542
 *Cue Energy Resources NL..............................      452,354         13,015
 DB Group, Ltd.........................................      264,177        324,540
 Ebos Group, Ltd.......................................       57,108         95,194
 *Evergreen Forests, Ltd...............................      323,301         64,965
 Fernz Corp., Ltd......................................      391,902        672,956
 Fisher & Paykel Industries, Ltd.......................      307,890        913,967
 Force Corp., Ltd......................................      380,914         78,282
 Hallenstein Glassons Holdings, Ltd....................      142,638        128,328
 Hellaby Holdings, Ltd.................................      118,179         90,132
 Horizon Energy Distribution, Ltd......................        8,084         23,480
 Independent Newspapers, Ltd. (Auckland)...............    1,014,000      1,829,180
 *Kingsgate International Corp., Ltd...................      479,679         27,602
 Met Lifecare, Ltd.....................................      144,900        115,805
 Michael Hill International, Ltd.......................       90,546        117,852
 Natural Gas Corp. Holdings, Ltd.......................    1,859,760      1,121,121
 *New Zealand Oil & Gas, Ltd...........................      402,731         47,820
 New Zealand Refining Co., Ltd.........................       62,819        292,626

THE PACIFIC RIM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Northland Port Corp. (New Zealand), Ltd...............      108,571   $     71,896
 Nuplex Industries, Ltd................................      183,268        235,188
 *Otter Gold Mines, Ltd................................       89,321         25,291
 Owens Group, Ltd......................................      138,522         63,262
 PDL Holdings, Ltd.....................................       33,381         70,126
 *Pacific Retail Group, Ltd............................      123,160         95,056
 Port of Tauranga, Ltd.................................      200,316        480,282
 Ports of Auckland.....................................      347,158        634,174
 Radio Pacific, Ltd....................................        5,200         18,523
 Reid Farmers, Ltd.....................................      146,734         45,568
 Restaurant Brand New Zealand, Ltd.....................      226,417        118,913
 *Richina Pacific, Ltd.................................      137,322         26,340
 Sanford, Ltd..........................................      250,512        486,227
 Scott Technology, Ltd.................................       48,074         53,790
 *Seafresh Fisheries...................................       80,520          4,045
 Shotover Jet, Ltd.....................................      106,500         21,887
 Sky City, Ltd.........................................      250,100        699,015
 South Eastern Utilities, Ltd..........................      147,679         61,374
 South Port New Zealand, Ltd...........................       39,528         16,247
 St. Lukes Group, Ltd..................................      474,097        350,755
 Steel & Tube Holdings, Ltd............................      151,610         91,395
 *Summit Gold, Ltd.....................................      107,419          4,906
 Tasman Agriculture, Ltd...............................      327,200        127,015
 Taylors Group, Ltd....................................       29,646         14,622
 Tourism Holdings, Ltd.................................      222,252        252,736
 *Trans Tasman Properties, Ltd.........................      891,408         73,277
 Tranz Rail Holdings, Ltd..............................      316,409        455,178
 Trustpower, Ltd.......................................      458,529        628,217
 Warehouse Group, Ltd..................................      503,486        988,729
 Waste Management NZ, Ltd..............................      254,272        400,626
 Williams & Kettle, Ltd................................       38,372         35,924
 Wrightson, Ltd........................................      317,720         62,393
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $19,188,315)...................................                  14,580,570
                                                                       ------------

BONDS -- (0.1%)
                                                             FACE
                                                           AMOUNT@
                                                           -------
                                                            (000)
Capital Properties New Zealand, Ltd. Notes
    8.500%, 04/15/05 (Cost $210,196)...................          201         83,329
                                                                       ------------
TOTAL -- NEW ZEALAND
  (Cost $19,398,511)...................................                  14,663,899
                                                                       ------------
                                                            SHARES
                                                         ------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
 *Aokam Perdana Berhad.................................        7,100         10,650
                                                            SHARES        VALUE+
                                                         ------------  ------------
 *Arensi Holdings (Malaysia) Berhad....................       33,000   $      3,561
 *Autoways Holdings Berhad.............................       10,000          3,395
 *Instangreen Corp. Berhad.............................       15,000          3,789
 *Kuala Lumpur Industries Holdings Berhad..............      138,000         17,976
 *MBF Holdings Berhad..................................    2,228,250        120,208
 *Mun Loong Berhad.....................................       40,000          6,158
 *Perdana Industrial Holdings Berhad...................       46,000          3,753
 *Promet Berhad........................................    1,143,000         87,229
 *Rahman Hydraulic Tin Berhad..........................      111,000         19,425
 *Red Box (Malaysia) Berhad............................       41,000          4,370
 *Rekapacific Berhad...................................      473,000         57,258
 *SCK Group Berhad.....................................       22,000              0
 *Tai Wah Garments Manufacturing Berhad (Foreign)......       60,000          6,947
 *Taiping Consolidated Berhad..........................      232,000         12,821
 *Westmont Industries Berhad...........................      223,520         52,351
 *Wing Tiek Holdings Berhad............................       95,800         22,437
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $3,085,047)....................................                     432,328
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *DF China Technology, Inc.............................          158            317
 *Exergy, Inc..........................................        7,260              0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $4,334)........................................                         317
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.4%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $3,581,079) to be
   repurchased at $3,527,583. (Cost $3,527,000)........  $     3,527      3,527,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $208,168,629)++....                $144,418,906
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities.
   @  Denominated in local currency.
  ++  The cost for federal income tax purposes is $208,269,436.

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
UNITED KINGDOM -- (97.1%)
COMMON STOCKS -- (95.9%)
 *10 Group P.L.C.......................................       56,000   $      2,145
 600 Group P.L.C.......................................      100,910         67,874
 *AEA Technology P.L.C.................................        8,800         46,037
 AIM Group P.L.C.......................................       32,063         73,085
 *AIT Group P.L.C......................................        2,000         23,093
 API Group P.L.C.......................................       51,500        215,536
 ASDA Property Holdings P.L.C..........................       94,000        251,498
 *ASW Holdings P.L.C...................................      949,314        156,083
 Abacus Polar P.L.C....................................       75,000        440,002
 Abbeycrest P.L.C......................................       42,590         71,617
 Abbot Group P.L.C.....................................       92,595        131,482
 Aberdeen Asset Management P.L.C.......................       38,500        258,957
 Acal P.L.C............................................       13,671         78,160
 *Acatos & Hutcheson P.L.C.............................       79,000         64,945
 Action Computer Supplies Holdings, Ltd................       88,000        118,380
 Adam & Harvey Group P.L.C.............................       10,500         16,793
 *Advanced Medical Solutions P.L.C.....................       24,258          4,714
 *African Lakes Corp. P.L.C............................        7,760          5,277
 Airflow Streamlines P.L.C.............................       20,500         38,608
 Airsprung Furniture Group P.L.C.......................       58,000         99,263
 Alba P.L.C............................................      105,025        863,395
 Alexanders Holdings P.L.C.............................       71,000         30,245
 Alexandra Workwear P.L.C..............................       86,243        195,939
 *Alexon Group P.L.C...................................      106,500        122,573
 *Alldays P.L.C........................................      101,504         62,204
 Allders P.L.C.........................................       16,000         22,241
 Allen P.L.C...........................................       25,000         81,648
 Allied Leisure P.L.C..................................       53,033         97,897
 Allied Textile Companies P.L.C........................      128,033        260,264
 Alpha Airports Group P.L.C............................      331,241        242,602
 Alphameric P.L.C......................................       12,688         57,558
 Alumasc Group P.L.C...................................      100,245        166,318
 Alvis P.L.C...........................................      150,000        207,390
 Amey P.L.C............................................       77,000      1,096,250
 Amstrad P.L.C.........................................      149,652        413,817
 Andrew Sykes Group P.L.C..............................      203,650        220,687
 *Anglesey Mining P.L.C................................       55,000          3,288
 Anglian Group P.L.C...................................      126,280        282,182
 Anglo Eastern Plantations P.L.C.......................       57,166         38,023
 *Anite Group P.L.C....................................      250,000        605,353
 Aquarius Group P.L.C..................................        8,000         14,947
 *Arena Leisure P.L.C..................................       37,500         97,529
 Armitage Brothers P.L.C...............................        4,000         10,911
 *Armour Trust P.L.C...................................      198,500         48,955
 Ascot P.L.C...........................................       53,435        241,605
 Ash & Lacy P.L.C......................................       78,098        162,843
 Ashtenne Holdings P.L.C...............................       50,000        137,886
 *Associated British Engineering P.L.C.................        2,672          9,386
 Aukett Associates P.L.C...............................      144,174         40,944
 Austin Reed Group P.L.C...............................       68,999        101,586
 Avesco P.L.C..........................................       29,998        390,091
 Avon Rubber P.L.C.....................................       60,364        191,279
 *Axis-Shield P.L.C....................................        5,384         51,705
 *Azlan Group P.L.C....................................      185,000        382,979
                                                            SHARES           VALUE+
                                                            ------           ------
 BNB Resources P.L.C...................................       49,000   $     98,874
 BPP Holdings P.L.C....................................       53,250        555,160
 *BS P.L.C.............................................        7,000         11,195
 BSS Group P.L.C.......................................       47,905        209,441
 *BTG P.L.C............................................       40,166        493,797
 *BWA Group P.L.C......................................        6,300            400
 Babcock International Group P.L.C.....................      372,557        567,998
 Baggeridge Brick P.L.C................................       98,000        135,495
 Bailey (Ben) Construction P.L.C.......................       26,000         12,825
 Bailey (C.H.) P.L.C...................................      109,500         11,866
 Bailey (C.H.) P.L.C. Class B..........................       10,000          3,288
 Barlows P.L.C.........................................       50,000         39,236
 Barr (A.G.) P.L.C.....................................       43,000        250,661
 Baynes (Charles) P.L.C................................      341,378        216,860
 Beattie (James) P.L.C.................................      132,247        324,178
 *Beauford P.L.C.......................................        1,312             59
 Bellway P.L.C.........................................       93,000        352,383
 Bemrose Corp. P.L.C...................................       50,375        290,641
 Benchmark Group P.L.C.................................       26,892         90,440
 Bentalls P.L.C........................................       91,617         82,849
 Bespak P.L.C..........................................       55,918        387,396
 Bett Brothers P.L.C...................................       33,108        100,458
 *Beverley Group P.L.C.................................       86,820              0
 *Biocompatibles International P.L.C...................       27,750        118,834
 *Biotrace International P.L.C.........................       50,000         30,641
 Birse Group P.L.C.....................................      421,901         70,944
 Black (A & C) P.L.C...................................        2,250         31,949
 Black (Peter) Holdings P.L.C..........................      111,495        441,627
 Black Arrow Group P.L.C...............................       56,500         56,160
 Blacks Leisure Group P.L.C............................       60,959        276,535
 Blagden Industries P.L.C..............................      131,092        149,897
 Blick P.L.C...........................................       68,555        251,049
 Body Shop International P.L.C.........................      194,000        363,915
 *Bolton Group (International), Ltd....................       23,000          3,524
 Boosey & Hawkes P.L.C.................................       35,500        180,410
 Boot (Henry) & Sons P.L.C.............................       47,000        139,799
 Booth Industries Group P.L.C..........................        5,000          2,578
 Bostrom P.L.C.........................................       36,000        110,309
 Bourne End Properties P.L.C...........................      141,021        112,769
 Bradstock Group P.L.C.................................      130,000         36,919
 Brammer (H.) P.L.C....................................       86,623        517,902
 Breedon P.L.C.........................................       65,428        171,142
 *Bridgend Group P.L.C.................................      325,500         27,975
 Bristol Water Holdings P.L.C..........................       12,000        143,491
 Britax International P.L.C............................       59,597        104,223
 *British Biotech P.L.C................................      198,000         66,589
 British Mohair Holdings P.L.C.........................       31,500         53,439
 British Polythene Industries P.L.C....................       56,740        143,328
 *British-Borneo Petroleum Syndicate P.L.C.............       38,414         39,905
 *Britt Allcroft Co. P.L.C.............................       25,000        200,850
 Brockhampton Holdings P.L.C...........................       12,000         36,411
 Brockhampton Holdings P.L.C. Series A Non-Voting......       48,000         61,342
 Brooke Industrial Holdings P.L.C......................       15,574         14,083
 Brooks Service Group P.L.C............................       25,500         51,074
 Brown & Jackson P.L.C.................................      296,819        689,884

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Brunel Holdings P.L.C................................      276,000   $     14,439
 Bryant Group P.L.C....................................       22,177         38,783
 Budgens P.L.C.........................................      306,137        295,141
 Bulgin (A.F.) & Co. P.L.C.............................       36,000          8,609
 Bullough P.L.C........................................      256,000        172,189
 Bulmer (H.P.) Holdings P.L.C..........................       60,500        406,932
 *Burn Stewart Distillers P.L.C........................      142,500         36,209
 *Burnden Leisure P.L.C................................       33,000          4,686
 Burndene Investments P.L.C............................      175,001         88,935
 Burtonwood Brewery P.L.C..............................       38,000         92,298
 Business Post Group P.L.C.............................       25,000        128,918
 *CLS Holdings P.L.C...................................      102,907        252,257
 Cadcentre Group P.L.C.................................       10,000         53,361
 Caffyns P.L.C.........................................        6,000         27,577
 *Cairn Energy P.L.C...................................       43,306        104,862
 *Calluna P.L.C........................................       77,140          9,801
 Camellia P.L.C........................................        2,950        112,439
 *Cammell Laird Group P.L.C............................       25,000         37,367
 Cannons Group P.L.C...................................      188,000        341,419
 *Cantab Pharmaceuticals P.L.C.........................       80,000        490,262
 Cape P.L.C............................................      119,518         90,215
 Capital Bars P.L.C....................................       70,000         31,912
 Carbo P.L.C...........................................      310,557         74,270
 Carclo Engineering Group P.L.C........................      100,463        197,463
 *Carlisle Holdings, Ltd...............................        8,709         55,324
 Carpetright P.L.C.....................................       95,000        653,184
 Carr's Milling Industries P.L.C.......................       19,000         29,819
 Castings P.L.C........................................       79,000        172,989
 *Cathay International P.L.C...........................      439,600         34,496
 Caverdale Group P.L.C.................................       95,886         31,172
 Chamberlin & Hill P.L.C...............................       18,000         49,774
 Chapelthorpe P.L.C....................................      467,426        162,439
 Chemring Group P.L.C..................................       49,000        162,227
 Chloride Group P.L.C..................................      485,500      1,077,630
 Christie Group P.L.C..................................       52,725        122,152
 *Chrysalis Group P.L.C................................      331,680      1,152,647
 *Churchill China P.L.C................................       30,000         51,567
 City Centre Restaurants P.L.C.........................      433,500        330,456
 Clarkson (Horace) P.L.C...............................       44,733         65,191
 *Clinical Computing P.L.C.............................       40,000         30,193
 Clinton Cards P.L.C...................................      124,460        223,236
 Close Brothers Group P.L.C............................        5,000         61,470
 *Clubhaus P.L.C.......................................       31,694         30,319
 *Cohen (A.) & Co. P.L.C...............................        2,100          3,610
 Colefax & Fowler Group P.L.C..........................       60,000         61,432
 Community Hospitals Group P.L.C.......................       63,833        534,303
 *Consolidated Coal P.L.C..............................           92            168
 Cornwell Parker P.L.C.................................       78,333         49,761
 Cosalt P.L.C..........................................       30,700         96,593
 Countryside Property P.L.C............................      138,259        235,588
 Countrywide Assured Group P.L.C.......................      101,746        225,078
 Courts P.L.C..........................................      110,722        463,389
 Cradley Group Holdings P.L.C..........................       80,000         50,820
 Crest Nicholson P.L.C.................................      267,250        501,321
 Creston Land & Estates P.L.C..........................        5,000          8,408
 Cropper (James) P.L.C.................................       22,000         55,409
 *Culver Holdings P.L.C................................          338            897
 DCS Group P.L.C.......................................       10,000        119,202
 *DFS Furniture Co. P.L.C..............................       10,300         51,421
 DTZ Holdings P.L.C....................................       89,500        209,359
 Daejan Holdings P.L.C.................................       23,000        293,073
 *Dairy Crest Group P.L.C..............................        5,000         12,854
                                                            SHARES           VALUE+
                                                            ------           ------
 *Danka Business Systems P.L.C.........................       15,000   $     17,600
 Dart Group P.L.C......................................       74,000        285,921
 Dawson Group P.L.C....................................      100,674        146,715
 Dawson International P.L.C............................      204,384        197,807
 *Delancey Estates P.L.C...............................       53,758         74,326
 *Delaney Group P.L.C..................................      270,000              0
 *Delta P.L.C..........................................      150,000        273,530
 Delyn Group P.L.C. ...................................       22,500         95,511
 Dencora P.L.C.........................................       23,000         90,414
 Denmans Electrical P.L.C..............................       53,568        112,496
 Densitron International P.L.C.........................       42,386        126,709
 Derwent Valley Holdings P.L.C.........................       90,000        809,156
 Development Securities P.L.C..........................       50,000        184,595
 Dewhirst Group P.L.C..................................      275,760        255,551
 Dewhurst P.L.C........................................        9,000         15,537
 Dewhurst P.L.C. Class A Non-Voting....................       15,500         15,407
 *Diagonal P.L.C.......................................        8,300         54,897
 *Dialog Corp. P.L.C...................................      115,000        128,058
 Dicom Group P.L.C.....................................       30,000        270,167
 Diploma P.L.C.........................................       48,000        127,348
 Dixon Motors P.L.C....................................       55,408        135,408
 Dolphin Packaging P.L.C...............................       49,110        168,831
 Domino Printing Sciences P.L.C........................      335,935        921,394
 Domnick Hunter Group P.L.C............................       30,000        130,487
 Dowding & Mills P.L.C.................................      336,440        153,377
 Druck Holdings P.L.C..................................        8,000         20,986
 *Drummond Group P.L.C.................................       26,250          4,316
 EBC Group P.L.C.......................................       30,000         31,389
 *ERA Group P.L.C......................................      400,000         19,431
 *Eadie Holdings P.L.C.................................      118,000         10,142
 East Surrey Holdings P.L.C............................       36,800         93,508
 Edinburgh Fund Managers Group P.L.C...................       61,000        511,501
 *Elbief P.L.C.........................................       23,500          7,201
 Eldridge Pope & Co. P.L.C.............................       25,000         73,801
 Eleco Holdings P.L.C..................................      104,685         37,553
 Electronic Data Processing P.L.C......................       55,200        117,573
 Electronics Boutique P.L.C............................      150,000         76,230
 Ellis & Everard P.L.C.................................      183,661        457,073
 Emess P.L.C...........................................      288,250        149,719
 *Energy Technique P.L.C...............................       77,856          9,892
 Ennstone P.L.C........................................      135,323         59,163
 Eurocopy P.L.C........................................      131,000         43,567
 Eurodis Electron P.L.C................................       70,000        149,096
 Euromoney Publications P.L.C..........................       20,000        605,353
 European Colour P.L.C.................................       82,090         73,620
 European Motor Holdings P.L.C.........................      118,325         86,662
 Europower P.L.C.......................................      232,092         19,080
 Expamet International P.L.C...........................      139,749        205,750
 Expro International Group P.L.C.......................       50,000        275,772
 *FII Group P.L.C......................................       41,166         62,146
 Fairey Group P.L.C....................................       28,226        178,672
 *Fairey Group P.L.C. Issue 2000.......................        4,704         29,777
 Falcon Holdings P.L.C.................................        5,500         20,963
 *Fastrack Group P.L.C.................................       25,000          4,204
 Fenner P.L.C..........................................      215,276        296,031
 Ferguson International Holdings P.L.C.................       89,105         46,615
 Fine Art Developments P.L.C...........................      108,000        443,119
 Finlay (James) P.L.C..................................      200,370        292,006
 First Choice Holidays P.L.C...........................       40,000         84,899
 First Technology P.L.C................................      117,111        757,948

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Firth (G.M.) Holdings P.L.C..........................      163,080   $     43,876
 Firth Rixson P.L.C....................................      416,888        243,018
 *Fisher (Albert) Group P.L.C..........................       26,000         29,341
 *Flare Group P.L.C....................................       20,600            924
 Fletcher King P.L.C...................................       17,500         12,425
 Folkes Group P.L.C....................................       28,000         35,783
 Folkes Group P.L.C. Non-Voting........................       65,500         63,147
 Forminster P.L.C......................................       43,333         22,669
 Forth Ports P.L.C.....................................      126,000      1,026,410
 Fortress Holdings P.L.C...............................      120,728         63,158
 *Fortune Oil P.L.C....................................      609,000         25,032
 *Foster (John) & Son P.L.C............................       27,500          5,446
 Frederick Cooper P.L.C................................        5,796          2,339
 French Connection Group P.L.C.........................       25,000        290,532
 *French P.L.C.........................................       32,000         22,241
 Friendly Hotels P.L.C.................................       51,533         65,472
 Friends, Ivory & Sime P.L.C...........................       78,125        314,121
 Frogmore Estates P.L.C................................       51,000        359,804
 *Fuller, Smith & Turner P.L.C. Series A...............       20,000        128,544
 Fulmar P.L.C..........................................       32,500         32,304
 *GBE International P.L.C..............................      149,628              0
 *GEI International P.L.C..............................       90,895         10,869
 GWR Group P.L.C.......................................       11,698        117,849
 Galliford P.L.C.......................................      239,500         90,390
 Games Workshop Group P.L.C............................        8,000         17,637
 Gardner Group P.L.C...................................       26,923        101,007
 Garton Engineering P.L.C..............................       10,248         12,101
 Gaskell P.L.C.........................................       36,000         48,966
 *Gearhouse Group P.L.C................................       25,000         29,894
 Geest P.L.C...........................................       86,082        646,550
 Gibbs & Dandy P.L.C...................................        4,500         18,665
 Gleeson (M.J.) Group P.L.C............................       22,471        199,005
 Glenchewton P.L.C.....................................       50,000         53,809
 Glenmorangie P.L.C....................................       20,000        114,345
 Go-Ahead Group P.L.C..................................        9,000         59,190
 Gowrings P.L.C........................................        5,000          7,810
 Grainger Trust, Ltd...................................       22,000        132,356
 Grampian Holdings P.L.C...............................      200,324        251,516
 Grantchester Holdings P.L.C...........................      100,000        241,394
 Greene King P.L.C.....................................       23,039        158,924
 *Greenwich Resources P.L.C............................      219,332         20,490
 Greggs P.L.C..........................................       26,000        888,973
 Guiness Peat Group P.L.C..............................      111,183         73,121
 Haden Maclellan Holdings P.L.C........................      206,224        114,050
 Halstead (James) Group P.L.C..........................       71,883        185,340
 Hamley's P.L.C........................................       47,500         88,038
 Hampson Industries P.L.C..............................      293,740        180,012
 *Hampton Trust P.L.C..................................      232,050         57,229
 *Hanover International P.L.C..........................       10,000         16,965
 Hardys & Hansons P.L.C................................       48,000        154,612
 Hartstone Group P.L.C.................................      800,263         65,788
 Harvey Nash Group.....................................      125,000      1,335,888
 Harvey's Furnishing P.L.C.............................      226,750        399,929
 Havelock Europa P.L.C.................................       64,250         45,136
 *Hawtal Whiting Holdings P.L.C........................       22,588         18,400
 Hawtin P.L.C..........................................      196,500         45,525
 Hay (Norman) P.L.C....................................       48,000         25,111
 Haynes Publishing Group P.L.C.........................       14,703         35,163
 Headlam Group P.L.C...................................      188,861        904,741
 Heath (Samuel) & Sons P.L.C...........................        7,500         19,506
 Helical Bar P.L.C.....................................       35,000        306,040
                                                            SHARES           VALUE+
                                                            ------           ------
 *Helphire Group.......................................        8,600   $     13,754
 Henlys Group P.L.C....................................        8,303         48,401
 Heywood Williams Group P.L.C..........................       50,400        164,602
 *Hi-Tech Sports P.L.C.................................      135,599         53,710
 Hickson International P.L.C...........................      387,128        150,446
 Highbury House Communications P.L.C...................      283,333        255,157
 *Highbury House Communications P.L.C. Issue 2000......      155,833        140,919
 High-Point P.L.C......................................       57,510         49,427
 Hill & Smith Holdings P.L.C...........................       86,850         68,153
 Hitachi Credit (UK) P.L.C.............................        7,000         34,528
 Hogg Robinson P.L.C...................................      186,000        779,830
 Holidaybreak P.L.C....................................       92,974        422,463
 *Horace Small Apparel P.L.C...........................      110,000        319,791
 *Howard Holdings P.L.C................................       57,730         32,790
 *Hunters Leisure P.L.C................................           17             10
 Hunting P.L.C.........................................      223,174        465,342
 *Huntingdon Life Sciences Group P.L.C.................      394,550         73,717
 *Huntsworth P.L.C.....................................       54,000         20,178
 IAF Group P.L.C.......................................       30,000         28,698
 IMS Group P.L.C.......................................       75,000        147,415
 *ISA International P.L.C..............................       95,214         36,291
 *Imagination Technologies Group P.L.C.................      225,366        714,132
 *Incepta Group P.L.C..................................      176,000        278,851
 Industrial Control Services Group P.L.C...............      551,666         55,659
 Informa Group P.L.C...................................       47,104        458,697
 Intelek P.L.C.........................................       79,904         33,441
 Interx P.L.C..........................................       20,000        343,781
 Isotron P.L.C.........................................       30,500        162,978
 Ite Group P.L.C.......................................      120,000        118,380
 J.& J. Dyson P.L.C....................................       28,500         38,978
 *JKX Oil and Gas P.L.C................................       20,533          4,757
 Jacobs (John I.) P.L.C................................      116,000         91,027
 Jardine Lloyd Thompson Group P.L.C....................      329,105      1,357,681
 Jarvis Hotels P.L.C...................................      300,000        443,926
 Jarvis P.L.C..........................................      300,000        712,972
 Jarvis Porter Group P.L.C.............................       99,894         53,752
 John David Sports P.L.C...............................      114,500        225,909
 *John Mansfield Group P.L.C...........................    5,928,351        531,666
 Johnson Group Cleaners P.L.C..........................      110,535        386,607
 Johnston Group P.L.C..................................       26,000        174,491
 Joseph (Leopold) Holdings P.L.C.......................       14,000        132,879
 Jourdan (Thomas) P.L.C................................       40,000         28,997
 *Kalamazoo Computer Group P.L.C.......................       56,120         31,037
 Keller Group P.L.C....................................      110,000        328,012
 *Kenwood Appliances P.L.C.............................      100,892        103,300
 Kewill Systems P.L.C..................................        5,000         95,287
 Kier Group P.L.C......................................        7,336         24,946
 Kleeneze P.L.C........................................       84,300        289,807
 Kunick P.L.C..........................................      420,000        191,471
 Laing (John) P.L.C....................................      103,977        343,467
 Laird Group P.L.C.....................................        6,000         19,596
 Lambert Howarth Group P.L.C...........................       25,200         91,906
 *Lamont Holdings P.L.C................................       72,231         19,973
 *Laura Ashley Holdings P.L.C..........................      249,150         64,240
 Lavendon Group P.L.C..................................        4,800         26,295
 Leeds Group P.L.C.....................................       86,938         58,476

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Leicester City P.L.C..................................      100,000   $     57,546
 *Liberty P.L.C........................................       40,775        178,268
 *Lilleshall P.L.C.....................................       51,564         38,922
 Limelight Group P.L.C.................................       42,000         26,680
 Lincat Group P.L.C....................................        4,000         14,798
 Linden P.L.C..........................................       45,535        162,326
 Linton Park P.L.C.....................................       39,000        173,423
 Linx Printing Technologies P.L.C......................       27,000        120,465
 *Lionheart P.L.C......................................       25,196          3,201
 Litho Supplies P.L.C..................................      100,000        125,555
 Locker (Thomas) Holdings P.L.C........................      176,168         42,131
 London Clubs International P.L.C......................      125,000        180,298
 *London Forfeiting Co.................................       12,000          3,049
 London Scottish Bank P.L.C............................      263,000        330,209
 Lookers P.L.C.........................................       53,160         58,402
 *Lorien P.L.C.........................................       60,000         82,956
 Low & Bonar P.L.C.....................................       65,000        131,160
 *Lowe (Robert H.) & Co. P.L.C.........................      251,985         26,365
 *Luminar P.L.C........................................       28,518        262,149
 *Lupus Capital P.L.C..................................       18,759          2,594
 Lynx Holdings P.L.C...................................      100,000        284,740
 MDIS Group P.L.C......................................      238,000        139,627
 MFI Furniture Group P.L.C.............................      450,000        406,932
 MMT Computing P.L.C...................................        3,000         24,775
 MS International P.L.C................................       71,500         23,779
 MSB International P.L.C...............................       16,000         28,937
 MacDonald Hotels P.L.C................................       15,500         41,123
 MacFarlane Group Clansman P.L.C.......................      228,287        218,381
 Macro 4 P.L.C.........................................       42,500        451,026
 Mallett P.L.C.........................................       24,837         55,686
 Manganese Bronze Holdings P.L.C.......................       32,184         98,376
 Marshalls P.L.C.......................................      225,800        793,133
 Martin International Holdings P.L.C...................      135,800         26,387
 Marylebone Warwick Balfour Group P.L.C................       54,503        122,606
 Matthews (Bernard) P.L.C..............................      223,742        501,641
 McAlpine (Alfred) P.L.C...............................      171,111        487,222
 McBride P.L.C.........................................       10,000         12,032
 McCarthy & Stone P.L.C................................      194,968        789,745
 McKay Securities P.L.C................................       68,500        142,318
 McLeod Russel Holdings P.L.C..........................      149,524         94,985
 Meggitt P.L.C.........................................      184,652        470,579
 Mentmore Abbey P.L.C..................................      262,423        721,728
 *Menzies (John) P.L.C.................................        5,000         25,896
 *Merant P.L.C.........................................      172,500        360,970
 Merchant Retail Group P.L.C...........................      185,666        174,834
 *Merrydown P.L.C......................................       59,927         27,320
 Metal Bulletin P.L.C..................................       95,500        471,055
 Metalrax Group P.L.C..................................      358,740        305,639
 *Metaltech International P.L.C........................      401,163          5,097
 Mice Group P.L.C......................................       15,909         32,102
 Microgen Holdings P.L.C...............................       88,000        529,423
 Mitie Group P.L.C.....................................      250,000      1,178,945
 Molins P.L.C..........................................       68,000        142,295
 Moorfield Estates P.L.C...............................      333,333        146,979
 Morrison Construction Group P.L.C.....................        5,000         16,554
 Moss Brothers Group P.L.C.............................      163,400         86,703
 Mowlem (John) & Co. P.L.C.............................      309,656        511,441
 Mucklow (A & J) Group P.L.C...........................      175,000        457,752
 *NXT P.L.C............................................       39,000        495,493
 Nestor Healthcare Group P.L.C.........................      180,200      1,187,811
 *Network Technology P.L.C.............................       15,000          4,708
                                                            SHARES           VALUE+
                                                            ------           ------
 Newcastle United P.L.C................................       48,923   $     41,316
 Nichols (J.N.) (Vimto) P.L.C..........................       66,550        115,885
 Nightfreight P.L.C....................................      125,000         92,017
 Nord Anglia Education P.L.C...........................        5,000          8,856
 Northamber P.L.C......................................       75,888        136,683
 Northern Leisure P.L.C................................       22,814         53,026
 *Northgate Information Solutions P.L.C................       47,600         34,329
 Northgate P.L.C.......................................      118,200        627,191
 Novara P.L.C..........................................       88,591         39,725
 *OEM P.L.C............................................       12,000          5,740
 Oasis Stores..........................................       13,000         17,488
 Ocean Wilson Holdings, Ltd............................       84,250         97,595
 Ockham Holdings P.L.C.................................      122,000        109,412
 Old English Pub Company P.L.C.........................       65,000        109,300
 *Oliver Group P.L.C...................................       68,000          9,656
 *Orb Estates P.L.C....................................       40,000         27,801
 *Orbis P.L.C..........................................      142,859         59,789
 Oriental Restaurants P.L.C............................       20,000         19,132
 Osborne & Little P.L.C................................       11,200         78,262
 *Osprey Communications P.L.C..........................       23,524          4,923
 Owen (H.R.) P.L.C.....................................       30,000         44,617
 Oxford Instruments P.L.C..............................       99,838        258,910
 *Oxford Molecular Group P.L.C.........................       41,440         15,795
 *PGA European Tour Courses P.L.C......................       80,000         47,830
 PSD Group.............................................       43,500        552,665
 PWS Holdings P.L.C....................................      134,428         40,186
 Pace Micro Technology P.L.C...........................       14,000        190,425
 *Paladin Resources P.L.C..............................       74,000         27,652
 Paragon Group of Companies P.L.C......................       47,000        108,889
 Parity Group P.L.C....................................      128,750        577,328
 Park Food Group P.L.C.................................      291,600         58,840
 *Partners Holdings P.L.C..............................       40,000         12,555
 Partridge Fine Arts P.L.C.............................       58,000         55,050
 Paterson Zochonis P.L.C...............................       22,000        120,024
 Paterson Zochonis P.L.C. Non-Voting...................       27,000        140,038
 Pendragon P.L.C.......................................       95,750        188,915
 *Peptide Therapeutics Group P.L.C.....................       35,000         43,683
 Perkins Foods P.L.C...................................      280,000        451,997
 Perry Group P.L.C.....................................       47,666         60,559
 Peterhouse Group P.L.C................................       85,427        414,985
 *Pex P.L.C............................................       85,517          1,598
 *Photobition Group P.L.C..............................        9,500         47,427
 Photo-Me International P.L.C..........................      175,000        529,684
 Pifco Holdings P.L.C..................................       32,666         77,145
 Pittards P.L.C........................................       60,985         45,121
 Planit Holdings P.L.C.................................       35,000         50,483
 *Plantation & General Investment P.L.C................       70,623         33,779
 *Plasmon P.L.C........................................      100,000        377,412
 Portmeirion Potteries (Holdings) P.L.C................       22,856         54,661
 Porvair P.L.C.........................................       35,000         92,858
 *Powderject Pharmaceuticals P.L.C.....................        7,600         42,485
 Precoat International P.L.C...........................       25,000         39,423
 *Premier Consolidated Oilfields P.L.C.................      152,488         26,781
 Pressac Holdings P.L.C................................      176,166        654,339
 *Princedale Group P.L.C...............................      250,000         28,026
 *Probus Estates P.L.C.................................       83,333          6,851
 *Property Partnerships P.L.C..........................       10,000         11,958
 Proudfoot P.L.C.......................................      236,420        141,351
 *Provalis P.L.C.......................................      104,615         29,710

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Prowting P.L.C........................................      157,630   $    243,856
 QS Holdings P.L.C.....................................       95,775         49,388
 *Quadrant Group P.L.C.................................        5,662          6,559
 *Quality Software Products Holdings P.L.C.............        6,250         74,034
 Queensborough Holdings P.L.C..........................       53,000         13,863
 Quick Group P.L.C.....................................       78,429         53,925
 Quintain Estates & Development P.L.C..................      108,350        243,736
 RCO Holdings P.L.C....................................       27,000        111,183
 RJB Mining P.L.C......................................       16,000          9,088
 *RMS Communications P.L.C.............................       15,000              0
 Radamec Group P.L.C...................................       35,000         19,880
 Raglan Property P.L.C.................................      104,631         51,218
 Ransom (William) & Son P.L.C..........................       30,000         23,317
 *Recognition Systems Group P.L.C......................        9,000         24,887
 *Reece P.L.C..........................................      283,750         10,603
 Reed Executive P.L.C..................................      116,500        413,565
 Reg Vardy P.L.C.......................................      103,597        407,246
 Regal Hotel Group P.L.C...............................      700,000        230,184
 Regent Inns P.L.C.....................................       85,911        157,304
 Reliance Security Group P.L.C.........................        9,000         76,342
 Relyon Group P.L.C....................................       40,777        135,003
 Renishaw P.L.C........................................      146,806      1,064,240
 Renold P.L.C..........................................      144,000        234,608
 Ricardo Group P.L.C...................................       84,709        572,931
 *Richards P.L.C.......................................       61,500         10,112
 *Richmond Oil & Gas P.L.C.............................      220,000              0
 Ring P.L.C............................................      327,496        171,328
 *Rodime P.L.C.........................................      261,000         64,369
 Rolfe & Nolan P.L.C...................................       24,000        113,896
 Roseby's P.L.C........................................       33,500        195,283
 *Ross Group P.L.C.....................................        5,016            581
 Rotork P.L.C..........................................      156,569        530,064
 Rowe Evans Investments P.L.C..........................       86,917         87,693
 Roxboro Group P.L.C...................................        5,000         17,301
 Roxspur P.L.C.........................................      167,464         73,841
 *Royal Doulton P.L.C..................................       60,000         76,678
 Russell (Alexander) P.L.C.............................       47,500         85,198
 Rutland Trust P.L.C...................................      544,800        370,512
 S & U P.L.C...........................................       21,140         84,683
 *SEP Industrial Holdings P.L.C........................      200,000         40,357
 SGB Group P.L.C.......................................        9,000         34,438
 SIG P.L.C.............................................      103,200        350,926
 Safeland P.L.C........................................       25,000         14,947
 Salvesen (Christian) P.L.C............................      100,000        181,606
 Sanderson Bramall Motor Group P.L.C...................       68,166        125,322
 *Save Group P.L.C.....................................      175,080        133,463
 Saville (J.) Gordon Group P.L.C.......................      379,926        428,746
 Savills P.L.C.........................................      104,000        314,007
 Scapa Group P.L.C.....................................       30,000         60,984
 *Scotia Holdings P.L.C................................        6,000         10,313
 Scottish Metropolitan Property P.L.C..................      262,499        451,211
 *Scottish Radio Holdings..............................        3,200         63,136
 Secure Trust Group P.L.C..............................       27,118        147,946
 Seet P.L.C............................................        7,000          2,720
 Semple Cochrane P.L.C.................................       42,000         48,652
 *Senior Engineering Group P.L.C.......................       30,000         32,286
 Severfield-Rowan P.L.C................................       20,000         65,019
 Shaftesbury P.L.C.....................................      137,500        488,113
 Shani Group P.L.C.....................................       30,000         15,694
                                                            SHARES           VALUE+
                                                            ------           ------
 *Sheffield United P.L.C...............................        3,000   $        605
 *Sherwood Group P.L.C.................................      270,000         50,446
 Shiloh P.L.C..........................................       14,500         30,884
 *ShopRite Group P.L.C.................................      204,780         42,852
 Silentnight Holdings P.L.C............................       84,300        286,657
 Simon Engineering P.L.C...............................      348,089        286,159
 Sinclair (William) Holdings P.L.C.....................       53,000         78,427
 Sindall (William) P.L.C...............................       66,000        257,477
 Singapore Para Rubber Estates P.L.C...................       26,000         50,521
 Singer & Friedlander Group P.L.C......................      364,000      1,109,904
 Sirdar P.L.C..........................................      120,545        106,305
 Skillsgroup P.L.C.....................................      177,250        438,468
 Slug and Lettuce Group P.L.C..........................       25,000         55,117
 Smart (J.) & Co. (Contractors) P.L.C..................       22,500         84,918
 *Soco International P.L.C.............................        9,000         10,829
 *Solvera P.L.C........................................      173,158         12,294
 South Staff Water Holdings P.L.C......................      108,000        536,747
 Southampton Leisure Holdings P.L.C....................       19,615         10,994
 Southnews P.L.C.......................................        5,000         58,293
 Spring Group P.L.C....................................       94,495        162,428
 *Springwood P.L.C.....................................       37,500         83,236
 St. Modwen Properties P.L.C...........................       50,000         79,406
 Stadium Group P.L.C...................................        5,903          6,088
 Stanley (Charles) Group P.L.C.........................       76,800        548,136
 Stanley Leisure Organisation P.L.C....................      221,258        646,547
 Stat-Plus Group P.L.C.................................       58,000         60,251
 *Staveley Industries P.L.C............................      209,500        148,741
 Stirling Group P.L.C..................................      193,011         63,469
 *Stoddard Sekers International P.L.C..................      179,100         12,716
 Stoves Group P.L.C....................................       10,000          4,185
 Stratagem Group P.L.C.................................       70,315         37,310
 Stylo P.L.C...........................................      127,367         45,690
 Swallowfield P.L.C....................................       15,000         18,497
 Swan (John) and Sons P.L.C............................        1,000          5,276
 Swan Hill Group P.L.C.................................      109,500        137,482
 Syltone P.L.C.........................................       50,400         71,943
 T & S Stores P.L.C....................................      138,335        769,182
 TGI Group P.L.C.......................................       59,560         40,951
 *Tadpole Technology P.L.C.............................      100,000         60,162
 *Talbex Group P.L.C...................................       38,500          8,344
 *Tamaris P.L.C........................................        5,161          2,160
 *Tandem Group P.L.C...................................      327,365         24,466
 *Tay Homes P.L.C......................................       52,629         53,099
 *Teamtalk.com Group P.L.C.............................      375,000        257,836
 Telemetrix P.L.C......................................      165,708        761,628
 *Telme.com P.L.C......................................      250,000        151,338
 Telspec P.L.C.........................................       25,000         38,302
 Tex Holdings P.L.C....................................       14,000         25,634
 Thorntons P.L.C.......................................      158,000        249,152
 Thorpe (F.W.) P.L.C...................................       24,000         41,074
 Tibbett & Britten Group P.L.C.........................       86,123        859,260
 Tilbury Douglas P.L.C.................................      186,419        957,130
 Time Products P.L.C...................................       90,242        120,722
 Tinsley (Eliza) Group P.L.C...........................       19,844         22,246
 Topps Tiles P.L.C.....................................       12,000         48,159
 Tops Estates P.L.C....................................       10,088         21,562
 *Torday & Carlisle P.L.C..............................      190,175         45,481
 Torex P.L.C...........................................       50,000        312,019
 *Tottenham Hotspur P.L.C..............................      150,000        156,944
 Town Centre Securities (New) P.L.C....................      142,137        181,647
 *Trace Computers P.L.C................................       33,552         33,099

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Trafficmaster P.L.C..................................        6,666   $     49,918
 Transport Development Group P.L.C.....................       19,782         53,371
 Transtec P.L.C........................................      601,525         58,441
 Trifast P.L.C.........................................        1,997         31,342
 Try Group P.L.C.......................................      152,247         64,856
 Ulster Television, Ltd................................      115,602        457,894
 *Ultima Networks P.L.C................................      100,000          9,716
 *Union P.L.C..........................................       94,000         26,695
 United Industries P.L.C...............................      109,008         52,954
 *United Overseas Group P.L.C..........................       64,209         19,435
 *Vanguard Medica Group P.L.C..........................        8,000         26,008
 Vega Group P.L.C......................................       10,000         77,351
 *Vert (Jacques) P.L.C.................................       45,000         11,434
 Vibroplant P.L.C......................................       83,100         68,315
 Victoria Carpet Holdings P.L.C........................       12,000         23,048
 Viglen Technology P.L.C...............................       13,791         21,335
 Vitec Group P.L.C.....................................        4,500         32,790
 Volex Group P.L.C.....................................       58,801        933,830
 Vosper Thornycroft Holdings P.L.C.....................       20,000        357,981
 WF Electrical P.L.C...................................       32,935        143,992
 WSP Group P.L.C.......................................       50,000        199,169
 WT Foods P.L.C........................................      145,194         86,266
 Wagon Industrial Holdings P.L.C.......................       80,000        212,845
 Walker Greenbank P.L.C................................      144,462         72,336
 Ward Holdings P.L.C...................................      130,000         80,639
 Warner Estate Holdings P.L.C..........................       70,000        260,526
 *Water Hall Group P.L.C...............................       11,772          3,519
 Waterman Partnership Holdings P.L.C...................       45,000         56,836
 Wates City of London Properties P.L.C.................      230,000        281,900
 *Waverly Mining Finance P.L.C.........................       42,500          2,700
 Wellington Holdings P.L.C.............................        9,000          8,408
 Wembley P.L.C.........................................        6,053         42,070
 Wescol Group P.L.C....................................      125,000         36,433
 Westbury P.L.C........................................      202,522        718,935
 Whatman P.L.C.........................................      241,935        904,051
 *Whitecroft P.L.C.....................................      105,000         26,680
 *Whittard of Chelsea P.L.C............................       30,000         24,887
 Widney P.L.C..........................................       39,528         23,338
 *Wiggins Group P.L.C..................................    1,148,266        609,291
 Wilshaw P.L.C.........................................      198,409        142,350
 Wilson (Connolly) Holdings P.L.C......................       51,000         98,717
 Windsor P.L.C.........................................       83,441         19,643
 Wintrust P.L.C........................................       22,500        163,109
 Wolstenholme Rink P.L.C...............................       15,500         88,038
 Wolverhampton & Dudley Breweries P.L.C................       93,071        483,418
 *Worthington Group P.L.C..............................      102,653         28,386
 Wyevale Garden Centres P.L.C..........................        8,900         62,723
                                                            SHARES           VALUE+
                                                            ------           ------
 Wyndeham Press Group P.L.C............................       63,066   $    238,961
 *YJL P.L.C............................................       70,932         16,964
 Yates Brothers Wine Lodges P.L.C......................        3,038         10,240
 Yorklyde P.L.C........................................       25,555         27,884
 Yorkshire Group P.L.C.................................       82,504         75,224
 Young & Co's Brewery P.L.C............................       10,000         59,788
 Young & Co's Brewery P.L.C. Class A ..................        5,234         46,940
 Young (H.) Holdings P.L.C.............................       49,542         55,168
 Yule Catto & Co. P.L.C................................        7,154         24,273
 Zetters Group P.L.C...................................       14,500         40,312
 Zotefoams P.L.C.......................................       12,000         17,218
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $101,619,009)..................................                 109,575,901
                                                                       ------------
INVESTMENT IN CURRENCY -- (1.2%)
 *British Pound Sterling
   (Cost $1,335,768)...................................                   1,322,920
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Evans of Leeds Contingent Units......................       80,000              0
 *Quintain Estates Letters of Entitlement..............       25,000              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $102,954,688)..................................                 110,898,743
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *Lason, Inc.
   (Cost $360,633).....................................        6,620         17,171
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.9%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $3,339,323) to be
   repurchased at $3,289,544.
   (Cost $3,289,000)...................................   $    3,289      3,289,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $106,604,410)++....                $114,204,992
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $106,604,410.

                See accompanying Notes to Financial Statements.

                      THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000

                                  (UNAUDITED)


                                                            SHARES           VALUE+
                                                            ------           ------
FRANCE -- (21.0%)
COMMON STOCKS -- (21.0%)
 Agricole de la Crau...................................          449   $     28,128
 Apem SA...............................................        1,000         53,789
 Assurance Banque Populaire............................           34          3,591
 Assystem SA...........................................        2,657        134,540
 Aurea.................................................          600          3,951
 Bail-Investissement (Societe Immobiliere pour le
   Commerce & l'Industrie).............................        2,367        280,981
 Bains de Mer et du Cercle des Etrangers a Monaco......        4,615        599,195
 Banque Transatlantique................................        3,030        146,122
 *Bazar de l'Hotel de Ville SA.........................        9,950      1,273,417
 Berger Levrault SA....................................          476         64,053
 Boiron SA.............................................        3,800        205,809
 Brioche Pasquier SA...................................        2,600        218,218
 Burelle SA............................................        4,030        291,520
 CEGID SA..............................................        4,500        696,943
 *COFIGEO (Cie Financiere Geo).........................          400         41,511
 COM 1 SA..............................................          450         12,228
 Caisse Regionale de Credit Agricole Mutuel de la
   Brie................................................          255         15,372
 *Caisse Regionale de Credit Agricole Mutuel de la Brie
   Em 00...............................................            7            408
 Cambodge..............................................        1,605      1,114,873
 Carbone Lorraine......................................       33,245      1,563,158
 Cegedim SA............................................        6,400        575,435
 *Centrest (Societe Developpement Regional du
   Centre-Est).........................................        1,705            126
 Change de la Bourse SA................................          614         14,674
 Christian Dalloz SA...................................        2,022        128,639
 *Cie Francaise des Ferrailles.........................       10,576        493,844
 Compagnie Financiere Saint-Honore.....................        1,188        102,904
 Concorde Cie d'Assurances Contre les Risques de Toute
   Nature SA...........................................        2,992      1,173,736
 Consortium International de Diffusion et de
   Representation Sante Cider Sante....................          600         15,803
 Continentale d'Entreprises SA.........................       20,087        773,093
 Costimex SA...........................................          700         14,282
 Courtois SA...........................................          100          7,517
 Credit Foncier et Communal d'Alsace et de Lorraine....          840        143,885
 *Cristalleries de Baccarat............................        1,567        174,389
 Damart SA.............................................       22,900      1,451,585
 De Dietrich & Co......................................       20,775      1,224,405
 Deveaux SA............................................        1,040         72,337
 Didot-Bottin..........................................        1,620         90,669
 Distriborg Groupe SA..................................        1,050         41,872
 Docks des Petroles d'Ambes............................          100          8,643
 Docks Lyonnais........................................        1,147         23,402
 Dynaction SA..........................................       10,660        250,020
 *EMI France SA........................................          300              0
 Electricite de Strasbourg.............................        7,928        969,053

                                                            SHARES           VALUE+
                                                            ------           ------
 *Emprunt Conjoint de Banque du Batiment et des Travaux
   Publics et de Financiere de Gestion et
   d'Investissement SA.................................       29,814   $          0
 Exacompta Clairefontaine SA...........................        1,600        123,159
 Expand SA.............................................        2,060        182,448
 Explosifs et de Produits Chimiques....................          524         77,753
 Faienceries Sarreguemines Digoin et Vitry-le-Francois
   SA..................................................          330         12,548
 Fimalac SA............................................       20,820      3,012,130
 Financiere et Immobiliere de l'Etang de Berre et de la
   Mediterranee SA.....................................        4,000         13,392
 Fininfo SA............................................        9,760        271,544
 Fives-Lille...........................................        6,526        452,102
 Fonciere Lyonnaise SA.................................          724         74,127
 Fonderies Franco Belge................................          492         36,069
 Francaise des Magasins Uniprix........................        1,314        273,577
 France-Africaine de Recherches Petrolieres
   (Francarep).........................................        3,864        170,395
 *France-Africaine de Recherches Petrolieres
   (Francarep) Em 00...................................          389         17,398
 *Fromagerie F. Paul Renard............................          200         29,677
 *GCI (Groupe Chatellier Industrie SA).................        7,258            135
 GFI Industries SA.....................................        6,845        136,484
 Gantois Series A......................................          647         68,703
 Gascogne SA...........................................        6,472        458,864
 Gaumont...............................................       14,500        981,656
 *Generale de Geophysique SA...........................       22,068      1,360,984
 Gevelot...............................................        3,584        139,600
 *Gifrer Barbezat SA...................................          550         19,638
 Grands Moulins de Strasbourg..........................          110         17,955
 Groupe Guillin SA.....................................        1,200         30,604
 *Groupe Norbert Dentressangle SA......................        6,320        107,729
 Groupe Zannier SA.....................................        4,100        235,556
 *Guerbet SA...........................................        1,990         38,848
 Guitel-Etienne-Mobilor SA.............................          240         15,803
 Guyenne et Gascogne SA................................        5,200      2,015,803
 Hoteliere Lutetia Concorde............................        2,505        185,852
 *Hotels et Casinos de Deauville.......................        2,055        284,919
 *ICBT Groupe SA.......................................        1,200         28,935
 IMS International Metal Service SA....................       12,630         97,921
 Immobanque............................................        1,098        121,074
 Immobiliere Marseillaise..............................          656      1,216,753
 Industrie des Transports..............................          600         31,717
 Industrielle et Financiere d'Entreprise SA............          300         15,024
 Industrielle et Financiere d'Ingenierie SA............       28,100      2,658,122
 Informatique et Realite SA............................        2,643         85,544
 Jet Multimedia SA.....................................        5,050        313,318
 Lacroix SA, Saint Herbalin............................          593         11,054
 *Lectra Systemes SA...................................       19,192        293,501
 Legris Industries SA..................................       29,350      1,200,370
 Locindus (Cie Financiere pour la Location d'Immeubles
   Industrials et Commerciaux).........................        1,600        176,429

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *MRM..................................................        1,424   $     54,806
 Manitou SA............................................       11,092        956,668
 *Marie Brizard & Roger International SA...............          306         18,418
 Matussiere et Forest SA...............................       13,600         88,036
 *Metaleurop SA........................................       58,400        395,370
 *Montupet SA..........................................       32,450        799,303
 *Moulinex SA..........................................       97,800        580,480
 *NAF NAF SA...........................................        4,200         58,621
 Nord-Est SA...........................................        2,707         67,708
 *Nordon & Cie.........................................          800         38,877
 *Olipar...............................................          250          1,878
 PSB Industries SA.....................................        1,240         85,098
 *Parc Asterix SA......................................          822         19,828
 Parisienne de Chauffage Urbain........................          200         11,333
 *Paul Predault SA.....................................        2,199         22,229
 *Pier Import Europe SA................................       12,100         78,551
 Plastic Omnium........................................       11,036      1,197,474
 Radiall SA............................................        1,340        160,932
 Robertet SA...........................................          269         52,389
 *Rocamat..............................................        5,579          8,537
 Rochefortaise Communication SA........................       11,366      3,641,868
 *Rochette.............................................       84,470        502,145
 Rougier SA............................................        2,040        116,257
 *Rouleau-Guichard SA..................................          300         10,606
 SAMSE SA..............................................        1,100        304,003
 *SDR de Bretagne SA...................................          714          5,291
 SILIC (Societe Immobiliere de Location pour
   l'Industrie et le Commerce).........................        3,064        437,885
 SOGEPAG (Societe Exploitation de Parces et Gauges)....          379         12,653
 Sabate SA.............................................          600         85,636
 Sabeton...............................................        1,350        174,027
 Sechilienne...........................................          220         59,168
 Securidev SA..........................................        1,500         14,287
 *Selectibanque SA.....................................        7,100        111,938
 Sidergie SA...........................................          800        161,591
 Signaux et d'Equipements Electroniques SA.............       23,983      1,301,151
 Skis Rossignol SA.....................................       41,668        575,008
 Smoby SA..............................................          500         16,772
 *Societe des Immeubles de France......................      105,056      1,772,238
 Societe Financiere Interbail SA.......................       17,550        424,802
 Societe Francais des Papiers Peints...................          400         16,767
 Soie SA...............................................          390          9,586
 Solitaire Produits d'Entretien Francais Prodef........          300         27,822
 Sommer-Allibert SA....................................       12,900        394,795
 *Sopra SA.............................................        6,900        508,727
 Sucriere de Pithiviers-le-Vieil.......................        1,825        524,678
 Sylea SA..............................................        4,159        203,268
 Taittinger SA.........................................        2,540      1,425,140
 Tanneries de France...................................          158          6,227
 Teisseire France SA...................................          700         12,140
 Touax (Touage Investissement SA)......................        8,649        263,975
 *Trouvay et Cauvin SA.................................        1,500         15,302
 Unilog SA.............................................        6,320        653,522
 Union Generale du Nord SA.............................          994         57,085

                                                            SHARES           VALUE+
                                                            ------           ------
 Vallourec (Usines a Tubes de Lorraine Escaut et
   Vallourec Reunies)..................................       31,700   $  1,146,548
 Vermandoise de Sucreries..............................          323        182,427
 Via Banque............................................       20,692        594,884
 Viel et Cie...........................................       42,228        218,526
 Vilmorin et Cie SA....................................        2,349        157,285
 Virax.................................................          954         61,047
 Virbac SA.............................................        1,713        104,294
 Vulcanic SA...........................................          400         11,314
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $40,439,065)...................................                  52,612,555
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Continental d'Enterprises SA Warrants 10/31/01
   (Cost $3,178).......................................        2,707          3,766
                                                                       ------------
TOTAL -- FRANCE
  (Cost $40,442,243)...................................                  52,616,321
                                                                       ------------
GERMANY -- (17.9%)
COMMON STOCKS -- (17.9%)
 Aachener Strassenbahn und Energieversorguns AG........          161         31,356
 *Agrob AG.............................................          290        101,662
 *Aigner (Etienne) AG..................................          600         91,813
 *Alexanderwerk AG.....................................           60          2,114
 Alsen AG, Hamburg.....................................       16,400        327,002
 Alte Leipziger Versicherungs AG Series C..............        1,043        493,313
 Amira Verwaltungs AG..................................          200         84,394
 Andreae-Noris Zahn AG, Anzag..........................       27,200        471,714
 Anterra Vermoegensverwaltungs AG......................        1,350         95,152
 Apoca Parking AG......................................        1,650        126,549
 *Augsburger Kammgarn Spinnerei AG.....................          660          5,576
 Balcke-Duerr AG.......................................       32,910        381,816
 *Barmag AG............................................       13,000        177,830
 Bayerische Handelsbank AG.............................       25,050        638,865
 Berliner Elektro Holding AG...........................       11,061        140,535
 Berliner Kindl-Brauerei AG............................          790        133,342
 Binding-Brauerei AG...................................        2,925        515,675
 Biotest AG............................................        8,060        122,588
 Blaue Quellen Mineral und Heilbrunnen AG..............          267        111,427
 *Bochum-Gelsenkirchener Strassenbahnen AG.............          201         26,097
 Boewe Systec AG.......................................        3,000         72,059
 *Brau und Brunnen AG..................................        4,995        204,983
 *Bremer Woll-Kaemmerei AG.............................       19,960         66,639
 Brillant AG...........................................        1,310        155,507
 Buckau (Walther) AG...................................          780         73,784
 Ceag Industrie-Aktien und Anlagen AG..................        2,067        262,621
 *Concordia Bau and Boden AG Em 99.....................       29,314        176,708
 *Concordia Bau und Boden AG...........................       73,288        441,789
 *Data Modul AG........................................        2,400         63,434
 *Deutsche Babcock AG, Oberhausen......................        2,900        111,613
 Deutsche Steinzeug Cremer & Breuer AG.................       87,200        323,478
 Deutsche Verkehrs-Bank AG.............................        5,343        510,872
 *Dierig Holding AG....................................       10,500        111,984

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Doag-Holding AG.......................................        7,500   $     33,387
 *Dortmunder Actien-Brauerei AG........................        1,650         50,650
 Duerkopp Adler AG.....................................        4,000         18,548
 Duerr Beteiligungs AG.................................       31,750        683,125
 Dyckerhoff AG.........................................        9,750        275,786
 Dyckerhoff and Widmann AG.............................       49,190        264,590
 Eichbaum-Brauereien AG, Mannheim......................        6,720         62,384
 Erlus Baustoffwerke AG................................          297         66,932
 *Erste Kulmbacher Actien Brauerei AG..................          432         11,778
 Escada AG.............................................        2,052        208,382
 *Flender (A. Friedrich) AG............................        9,000        104,333
 Forst Ebnath AG.......................................          460          8,332
 Fraenkisches Ueberlandwerk AG, Nuernberg..............          658         96,722
 Fuchs Petrolub AG.....................................        2,231        151,040
 *GAM World Multi-Fund, Inc. - Deutsche Mark Class.....        1,781        163,519
 Gerresheimer Glas AG..................................       23,800        336,601
 Gilde Brauerei AG.....................................        1,200        362,800
 Gildemeister AG.......................................       14,000        114,256
 Goldschmidt (T.H.) AG.................................       83,200      2,075,602
 Hagen Batterie AG.....................................          870         79,151
 Hamborner AG..........................................       21,000        506,362
 Hamburger Hochbahn AG Series A........................        1,800         81,797
 Harpener AG...........................................        7,100      1,224,728
 Hasen-Braeu AG........................................        1,000         57,128
 Heilit & Woerner Bau AG...............................       17,010         63,101
 Heinrich Industrie & Handels AG, Essen................        3,500         58,426
 *Herlitz AG...........................................        3,462         37,083
 Holsten-Brauerei AG...................................       30,770        497,956
 Horten AG.............................................       33,800        379,603
 *Hucke AG.............................................        8,300         26,710
 ICN (Immobilien Consult Nuernberg AG).................          707        826,149
 IFA Hotel & Touristik AG..............................        7,000         99,844
 Iwka AG...............................................       62,240        963,373
 Jacobsen (W.) AG, Kiel................................           37         42,892
 K & S Aktiengesellschaft AG...........................      129,500      1,911,971
 KSB AG................................................        2,387        225,799
 KWS Kleinwanzlebener Saatzucht AG.....................        1,650        772,758
 Kampa-Haus AG.........................................       12,375        161,820
 *Kaufring AG..........................................        2,203         18,183
 Kempinski AG, Berlin..................................          686        165,412
 Keramag Keramische Werke AG...........................       13,000        699,262
 Kiekert AG............................................       12,950        345,884
 *Kloeckner Humboldt-Deutz AG..........................       16,750         76,427
 Kloeckner-Werke AG....................................      119,000      2,240,327
 *Kolb und Schuele AG..................................       10,000          6,585
 Kolbenschmidt Pierburg AG, Duesseldorf................       37,500        497,320
 Kraftuebertragungswerke Rheinfelden AG................        4,684      1,251,059
 Kraftwerk Altwuerttemberg AG..........................          125         46,138
 Kromschroeder (G.) AG.................................       26,520        147,568
 Kupferberg (Christian Adalbert) & Cie KG A.A..........          151         85,423
 Lehnkering AG.........................................       15,300        145,440
 Leifheit AG...........................................       12,500        382,554
 Leoni AG..............................................       25,000        663,093
 MG Vermoegensverwaltungs AG...........................        3,734        188,729

                                                            SHARES           VALUE+
                                                            ------           ------
 *MLF Holding fuer Umwelttechnologie AG................          165   $          0
 *MLF Holding fuer Umwelttechnologie AG Em 95..........           33              0
 *Maihak (H.) AG.......................................          143         15,808
 Main Kraftwerke AG....................................        1,172        586,935
 Mannheimer Aktiengesellschaft Holding AG..............       27,580      1,624,189
 Markt und Kuehlhallen AG..............................       14,000        208,387
 *Maternus-Kliniken AG, Bad Oyenhausen.................        2,400         15,358
 *Mauser Waldeck AG....................................        1,667        100,489
 *Moenus Textilmaschinen AG............................        5,250          8,813
 *Moksel (A.) AG.......................................       15,800         51,285
 Mueller-Weingarten AG.................................       11,580        182,569
 *Neue Baumwoll-Spinnerei und Weberei Hof AG...........       12,170        104,964
 *Niedermayr Papierwarenfabrik AG......................           60          9,905
 Norddeutsche Steingutfabrik AG........................        5,960         65,775
 Nuernberger Hypothekenbank AG.........................       32,825        898,039
 Otavi Minen AG........................................          600         45,072
 *Otto Reichelt AG.....................................       11,950         72,036
 *Parkbrauerei AG......................................        3,000          7,651
 *Pfaff (G.M.) AG......................................       80,000         44,515
 Pfleiderer AG.........................................        8,300         63,119
 Phoenix AG, Hamburg...................................       37,500        403,420
 Plettac AG............................................        5,554         75,717
 Progress-Werk Oberkirch AG............................        5,000         77,438
 *Reichelt (F.) AG.....................................        1,290         61,732
 Reiter Ingolstadt Spinnereimaschinen AG...............        1,200         91,268
 Renk AG...............................................       19,400        264,117
 Rheinboden Hypothekenbank AG..........................       26,500        589,828
 Rheinmetall Berlin AG.................................       45,000        655,210
 Rhoen Klinikum AG.....................................       19,800        800,608
 *Rothenberger AG......................................        3,000         16,415
 Salamander AG.........................................       51,720        666,717
 Schmalbach-Lubeca AG..................................       26,000        137,682
 *Schneider Rundfunkwerke AG...........................       10,274        560,254
 Scor Deutschland Rueckversicherungs AG................        1,872        211,804
 Sektkellerei Schloss Wachenheim AG....................       15,120        136,718
 Sinalco AG............................................          110         80,591
 Sinn AG...............................................        2,789        278,052
 Sinner AG, Karlsruhe..................................        4,160         45,524
 Sloman Neptune AG.....................................          700          3,895
 Stern-Brauerei Carl Funke AG..........................        1,100         62,229
 *Stoehr & Co. AG......................................       16,000         71,225
 Stollwerck AG.........................................        1,018        604,222
 *Strabag AG...........................................        3,332        117,733
 *Stumpf (Otto) AG.....................................        2,275         11,815
 Stuttgarter Hofbraeu AG...............................       18,000        333,865
 Sued-Chemie AG........................................       29,146      1,716,410
 Sueddeutsche Bodencreditbank AG.......................       38,582      1,180,775
 *Terrex Handels AG....................................        1,250        156,499
 *Triton-Belco AG, Hamburg.............................        1,186         14,409
 Tucher Braeu AG.......................................          750         32,691
 VBH (Vereinigter Baubeschlag-Handel) AG...............        9,415        128,353
 VGT AG................................................          586         57,063
 VK Muehlen AG.........................................        1,312         64,488

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Varta AG..............................................       55,000   $    489,669
 Vereinigte Deutsche Nickel-Werke AG...................       13,800        275,032
 Vossloh AG............................................       15,900        313,346
 Walter AG.............................................       13,500        269,179
 *Wanderer-Werke AG....................................        1,437        108,613
 Westag and Getalit AG, Rheda-Wiedenbrueck.............        7,000         90,885
 *Wickrather Bauelemente AG............................        1,550        410,494
 Wuerttembergische Hypotheken Bank AG..................       19,714        941,565
 Wuerttembergische Lebensversicherung AG...............        4,430        131,469
 Wuerttembergische Metallwarenfabrik AG................       30,330        469,740
 *Wuerttembergische und Badische Versicherungs AG......        2,240        167,437
 Wuerzburger Hofbraeu AG...............................          133         58,095
 *Zanders Feinpapiere AG...............................        4,450        249,680
 Zeag Zementwerk Lauffen-Elektrizitaetswerk Heilbronn
   AG..................................................        2,091        639,936
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $44,922,204)...................................                  44,747,929
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG 7.29% Non-Voting....................           55          3,331
 Westag and Getalit AG.................................        2,600         30,743
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $43,174).......................................                      34,074
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Sueddeutsche Bodencreditbank AG Rights 06/06/00
   (Cost $0)...........................................            2              0
                                                                       ------------
TOTAL -- GERMANY
  (Cost $44,965,378)...................................                  44,782,003
                                                                       ------------
SWITZERLAND -- (13.8%)
COMMON STOCKS -- (13.8%)
 AFG Arbonia Foster Holding AG, Arbon..................          522        294,416
 *Accumulatoren-Fabrik Oerlikon, Zuerich...............           30         19,027
 Afipa SA, Vevey.......................................           20          6,106
 Afipa SA, Vevey Series A..............................           80         26,431
 Aletsch AG, Moerel....................................           50        100,296
 Ascom Holding AG, Bern................................          907      2,729,043
 Attisholz Holding AG, Attisholz.......................        1,079        592,021
 BHB Beteiligungs und Finanzgesellschaft...............          150          8,850
 BKW FMB Energie AG, Bern..............................          600        831,863
 *BKW FMB Energie AG, Bern Em 99.......................           60         97,346
 BVZ (Brig Visp Zermatt) Holding AG....................          370         72,036
 Bank Sarasin & Cie Series B, Basel....................          274        648,228
 Banque Cantonale de Geneve............................          840        123,647
 *Banque Cantonale du Jura.............................          450         50,443
 Banque Privee Edmond de Rothschild SA, Geneve.........          120        548,322
 Basellandschaftliche Kantonalbank.....................          600        206,019
 Basler Kantonalbank...................................        1,000        176,992
 Bobst SA, Prilly......................................          100        142,184
 Bobst SA, Prilly (Namen)..............................           90         64,248

                                                            SHARES           VALUE+
                                                            ------           ------
 Bon Appetit Holding AG................................          275   $    181,712
 Bossard Holding AG, Zug...............................          635        284,721
 Bucher Holding AG, Niederweningen.....................          671        557,784
 CKW (Centralschweizerische Kraftwerke), Luzern........          670        491,336
 CKW (Centralschweizerische Kraftwerke), Luzern
   (Participating).....................................        1,500         97,567
 Calida Holding AG.....................................          396         70,089
 Canon (Schweiz) AG, Dietlikon.........................        3,706        176,227
 *Carlo Gavazzi Holding AG, Baar Series B..............           91         91,269
 Cie Financiere Tradition..............................        1,250        154,868
 Coop Bank, Basel......................................          941        571,820
 Crossair AG fuer Europaeischen Regionalluftverkehr,
   Basel (Genusschen)..................................          330         46,726
 Daetwyler Holding AG, Atldorf.........................          348        451,684
 EGL (Elektrizitaets-Gesellschaft Laufenberg) AG,
   Laufenberg..........................................        8,390        955,327
 Edipresse SA, Lausanne................................          694        282,515
 Eichhof Holding AG....................................          188        189,665
 Energie Electrique du Simplon SA......................          350         34,071
 Escor AG, Duedingen...................................          496         17,850
 Feldschloesschen-Huerlimann Holding AG, Rheinfelden...        1,602        623,791
 Financiere Michelin, Granges-Paccot...................          637        226,240
 Forbo Holding AG, Eglisau.............................        1,100        427,023
 Fuchs Petrolub AG Non-Voting..........................        2,001        134,581
 Galenica Holding AG, Bern Series B....................          405        287,922
 Generale d'Affichage, Geneve..........................          290        142,007
 Generali (Switzerland) Holdings, Adliswil.............        1,670        488,687
 Golay-Buchel Holding SA, Lausanne.....................           40         59,233
 Gornergrat Monte Rasa-Bahnen Zermatt..................           70         46,460
 Gurit-Heberlein AG....................................        1,125        763,279
 *HPI Holding SA, Yverdon-les-Bains....................          200        153,393
 Hero AG...............................................        3,040        339,872
 Industrieholding Cham AG, Cham........................          432        295,648
 Jelmoli Holding AG, Zuerich...........................        1,521      1,965,197
 Jelmoli Holding AG, Zuerich (Namen)...................        2,835        811,199
 Kardex AG, Zuerich....................................          693        280,064
 Kardex AG, Zuerich (Participating)....................          610        215,930
 Kraftwerk Laufenburg, Laufenburg......................        8,265      1,223,910
 Kuehne & Nagel International AG.......................          324        154,642
 Lem Holdings AG, Lyss.................................          270         40,142
 Loeb Holding AG, Bern (Participating).................          620         91,446
 *Logitech International SA, Apples....................        4,805      2,792,303
 Maag Holding AG, Zuerich..............................          820        124,815
 Mikron Holding AG, Biel...............................        1,326        992,746
 Moevenpick-Holding, Zuerich...........................        1,320        599,650
 *Netstal-Maschinen AG, Nafaels........................            2          1,805
 *Nextrom Holding SA...................................          277         31,050
 *Omnium Geneve SA, Geneve.............................          110             71
 *Orell Fuessli Graphische Betriebe AG, Zuerich........          240        630,092
 Oz Holding, Zuerich...................................          440        490,622
 *Parco Industriale e Immobiliare SA...................          600          1,239
 Phoenix Mecano AG, Stein am Rhein.....................        2,749      1,419,109
 Phonak Holding AG Series B............................          230        542,776
 Sarna Kunststoff Holding AG, Sarnen...................          176        181,193

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Schweizerhall Holding AG, Basel.......................          140   $    163,128
 Schweizerische National Versicherungs Gesellschaft,
   Basel...............................................          132        220,235
 Siegfried AG, Zofingen................................          856        757,527
 Sig Schweizerische Industrie-Gesellschaft Holding AG,
   Neuhausen AM Rheinfall..............................          320        179,352
 *Sihl Zuercher Papierfabriek an der Sihl, Zuerich.....           10          3,392
 Sika Finanz AG, Baar..................................          800        270,444
 Sika Finanz AG, Baar (Namen)..........................          750         43,363
 Sopracenerina.........................................        2,409        154,916
 Swisslog Holding AG...................................        2,500      1,157,824
 *Tege SA..............................................        1,800         10,885
 UMS Schweizerische Metallwerke Holding AG, Bern.......        2,560        175,954
 Unigestion Holding, Geneve............................        2,891        182,501
 Vaudoise Assurances Holding, Lausanne.................           45         86,284
 Villars Holding SA, Fribourg..........................          150         26,549
 *Von Moos Holding AG, Luzern..........................        7,000         53,688
 *Von Roll Holding AG, Gerlafingen.....................       32,024        401,483
 WMH Walter Meier Holding AG, Staefa...................           50         47,788
 Zehnder Holding AG....................................          193        120,583
 Zellweger Luwa AG, Uster..............................          804        429,277
 *Zschokke Holding SA, Geneve..........................          230         83,995
 *Zueblin Holding AG...................................           93            524
 Zuercher Ziegeleien Holding, Zuerich..................        1,415      1,227,175
 Zuger Kantonalbank....................................          545        675,225
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $20,943,120)...................................                  34,442,978
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 Fuchs Petrolub AG 7.29% Non-Voting
   (Cost $266,229).....................................        2,001        122,776
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swiss Francs
   (Cost $44,064)......................................                      44,544
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Maag Holding AG Options 09/26/00
   (Cost $0)...........................................          820          1,935
                                                                       ------------
TOTAL -- SWITZERLAND
  (Cost $21,253,413)...................................                  34,612,233
                                                                       ------------
ITALY -- (11.2%)
COMMON STOCKS -- (11.2%)
 Allianz Subalpina SpA.................................       55,125        486,692
 *Ansaldo Trasporti SpA................................      169,533        163,672
 *Auschem SpA (In Liquidation).........................       82,000              0
 Banco di Chiavari e della Riviera Ligure SpA,
   Chiavari............................................      120,000        318,285
 Bassetti SpA..........................................       61,500        296,583
 *Bastogi SpA..........................................    1,183,000        247,949
 *Binda SpA............................................    1,299,375         22,414
 Boero (Bartolomeo) SpA................................        8,925         81,943
 Bonifica dei Terreni Ferraresi e per Imprese Agricole
   Roma................................................        8,600         79,278
 *Brioschi Finanziaria SpA, Milano.....................      175,000         51,285
 Buzzi Unicem SpA......................................       24,500        215,171

                                                            SHARES           VALUE+
                                                            ------           ------
 CALP (Cristalleria Artistica la Piana SpA)............       48,000   $    134,881
 CAMFIN (Cam Finanziaria)..............................       28,700         66,541
 CEMENTIR (Cementarie del Tirreno SpA), Roma...........      480,219        650,220
 *CMI SpA..............................................       51,603         76,571
 Caltagirone SpA.......................................      343,085      1,148,623
 Cartiere Burgo SpA....................................       42,500        401,241
 Cementeria di Augusta SpA.............................      105,000        164,568
 Cia Assicuratrice Unipol SpA..........................      199,333        735,751
 *Compart SpA..........................................      301,626        379,033
 Condotta Acque Potabili SpA, Torino...................       28,000        183,069
 Cucirini SpA..........................................       30,000         29,213
 *Dalmine SpA..........................................    1,976,700        491,297
 Danieli & C.Officine Meccaniche SpA...................       66,500        326,246
 *Dataconsyst C.G.S. SpA, Monza........................          220              0
 *Del Favero SpA.......................................       86,000              0
 *FMC (Fabbrica Milanese Condutorri SpA)...............       25,000              0
 *FONSPA (Credito Fondiaro e Industriale Istituto per i
   Finanziamenti a Medio e Lungo Termine SpA)..........      171,500        119,287
 Fabbrica Italiana Magneti Marelli SpA.................      143,833        730,983
 Falck (Acciaierie & Ferriere Lombarde)................      160,800      1,112,483
 *Finarte Casa d'Aste SpA (Milano).....................       56,266        323,002
 *Finarte Partecipazioni Pro Arte SpA..................      162,693        301,009
 *Finrex Finanziaria Immobiliaria SpA (In
   Liquidation)........................................       36,000              0
 *Firs-Italiana de Assicurazioni Compagnia di
   Assicurazioni Eriassicurazioni (In Liquidation).....       90,000              0
 *Fochi (Filippo) SpA..................................      216,000              0
 *Fornara Societa Finanziaria e di Partecipazioni
   SpA.................................................      310,000              0
 Gabetti Holding SpA...................................       55,000         96,403
 *Gerolimich SpA (In Liquidation)......................      297,400              0
 Gewiss SpA............................................      221,700      1,494,750
 *Gottardo Ruffoni SpA.................................      279,832              0
 *Grassetto SpA........................................      279,125              0
 ITALJOLLY (Cia Italiana dei Jolly Hotels SpA).........       34,500        209,250
 Immobiliare Metanopoli SpA............................    1,062,500      2,522,536
 Impregilo SpA.........................................      532,000        301,454
 Industria Macchine Automatique SpA....................       23,000        167,443
 Industrie Zignago S. Margherita SpA...................       52,000        525,652
 Ipi SpA...............................................       70,700        250,467
 Linificio and Canapificio Nazionale SpA...............       22,000         25,504
 Maffei SpA............................................       52,500         60,374
 *Mandelli SpA.........................................       41,000              0
 Manifattura Lane Gaetano Marzotto & Figli SpA.........      138,000      1,137,756
 Marangoni SpA, Rovereto...............................       34,303        101,482
 Merloni Elettrodomestici SpA..........................      155,000        675,613
 Milano Assicurazioni SpA..............................      264,057        815,474
 Monrif SpA............................................      210,000        426,513
 *Montefibre SpA, Milano...............................      275,267        158,276
 *Necchi SpA...........................................      164,250         49,049
 *Perlier SpA..........................................      100,700         27,270

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Pininfarina SpA.......................................       62,570   $    999,815
 Poligrafici Editoriale SpA............................      226,000        823,701
 *Premafin Finanziaria SpA.............................      716,000        355,251
 *Premaimm SpA.........................................      179,000         46,813
 *Ratti SpA............................................       66,768        106,504
 Recordati Industria Chimica E Farmaceutica SpA........       24,000        271,098
 Reno de Medici SpA, Milano............................      100,500        209,709
 *Rodriquez SpA........................................       41,250              0
 SAES Getters SpA......................................       14,750        235,829
 SAFILO SpA (Sta Azionaria Fabbrica Italiana
   Lavorazione Occhiali)...............................      175,500      1,676,420
 SAIAG SpA (Industrie Articoli Gomma)..................       30,000        142,449
 SISA (Societa Imballaggi Speciali Asti SpA)...........       65,000         39,786
 SMI STA Metallurgica Italiana SpA.....................      565,280        348,097
 *SNIA SpA.............................................       65,600         62,359
 *SNIA SpA Em 00.......................................    1,109,493        989,847
 *SOPAF (Societa Partecipazioni Finanziarie SpA).......       85,000         66,295
 *Schiapparelli 1824 SpA, Milano.......................       15,000          2,379
 Simint SpA............................................       79,988        400,578
 Sogefi SpA............................................      182,500        416,358
 Sondel Nordelettrica SpA..............................      191,992        607,164
 *Stefanel SpA.........................................      180,800        271,633
 Terme Demaniali di Acqui SpA..........................       39,900         30,343
 *Tripcovich (D.) & Co. SpA Navigazione Rimorchi e
   Salvataggi Trieste..................................      113,898              0
 *Unione Manifatture SpA (In Liquidation)..............      156,000              0
 *Unipar (Unione Nazionale di Participazione SpA) (In
   Liquidation)........................................      539,000              0
 Vianini Industria SpA.................................      101,000        148,932
 Vianini Lavori SpA....................................      347,600        863,939
 Vittoria Assicurazioni SpA............................       51,500        205,851
 Zucchi (Vincenzo) SpA.................................       89,000        437,456
                                                                       ------------
TOTAL -- ITALY
  (Cost $27,431,254)...................................                  28,141,162
                                                                       ------------
SPAIN -- (7.6%)
COMMON STOCKS -- (7.6%)
 Ahorro Familiar SA....................................        6,051         99,608
 Amper SA..............................................       56,800        426,680
 *Asturiana del Zinc SA................................       33,100        342,272
 Azkoyen SA............................................       52,500        415,314
 BAMI SA (Inmobiliara de Construcciones y Terrenos)....       28,360         78,640
 Banco de Credito Balear SA............................       35,424        489,828
 Banco de Galicia SA...................................       75,500        903,944
 Banco de Valencia SA..................................      154,050      1,258,653
 *Banco de Valencia SA Issue 2000......................       15,405        124,765
 Banco de Vasconia SA..................................       89,000        742,850
 Banco Guipuzcoano SA..................................       21,194        299,941
 Banco Zaragozano SA...................................      112,794      1,547,115
 Bodegas y Bebedas SA..................................       39,504        410,325
 CAF (Construcciones y Auxiliar de Ferrocarriles SA)...        7,500        142,588

                                                            SHARES           VALUE+
                                                            ------           ------
 *CAI (Corporacion Alimentaria Iberica SA).............       11,200   $          0
 CARTEMAR (Cartera de Valores del Mar SA)..............        4,016         13,036
 *CINSA (Compania de Inversiones SA)...................        1,400          5,713
 Campofrio Alimentacion SA.............................       69,600        706,792
 *El Aguila SA.........................................       39,200        274,838
 Elecnor SA............................................        6,100        237,601
 Empresa Nacional de Celulosa SA.......................        8,200        150,573
 Energia e Industrias Aragonesas SA....................       12,340         60,196
 *Ercros SA............................................       48,518         26,097
 *Erpo SA..............................................        3,289          1,265
 *Espanola del Zinc SA.................................        9,750         42,589
 *Estacionamientos Urbanos SA..........................        4,200              0
 *Europistas Concesionaria Espanola SA.................      119,698        671,600
 *Europistas Concesionaria Espanola SA Em 99...........       55,242        308,414
 *Filo SA..............................................       82,733        113,556
 *Grupo Picking Pack SA................................       62,475        307,659
 Hullas del Coto Cortes................................        8,666         74,743
 Iberica de Autopistas SA Concesionaria de Estado
   Iberpistas..........................................      135,210        798,761
 Inbesos SA............................................        8,050         24,263
 Indo Internacional SA.................................       33,600        124,643
 Inmobiliaria del Sur SA...............................        1,380         63,991
 *Inmobiliaria Urbis SA................................       74,582        327,163
 Inmobiliaria Zabalburu SA.............................       18,054        204,436
 Koipe SA, San Sebastian...............................       16,800        290,262
 *LSB (La Seda de Barcelona SA) Series B...............       25,200         74,786
 Lingotes Especiales SA................................       22,080         84,365
 Marco Iberica Distribucion de Ediciones Midesa........        5,600        148,013
 Nicolas Correa SA.....................................       15,750         55,067
 *Nueva Montana Quijano SA Series B....................       80,500         35,088
 *Obrascon Huarte Lain SA..............................       53,992        313,453
 Papelera de Navarra SA................................        6,000         84,023
 *Pascual Hermanos SA..................................        7,610          2,400
 Pescanova SA..........................................       20,315        227,589
 Portland Valderrivas SA...............................       18,225        368,462
 Prim SA...............................................        3,100         29,899
 Prosegur Cia de Seguridad SA..........................        7,000         88,613
 *Radiotronica SA......................................       10,575        156,917
 Reno de Medici SpA....................................      147,140        292,020
 *Tableros de Fibras SA Series B.......................        8,560         80,180
 Tavex Algodonera SA...................................       26,400         61,209
 Uniland Cementera SA..................................        5,750        223,968
 Unipapel SA...........................................       20,968        211,959
 Uralita SA............................................      101,725        702,833
 Vidrala SA, Alava.....................................       47,040        270,475
 Viscofan Industria Navarra de Envolturas Celulosicas
   S.A.................................................       97,492        631,996
 *Zeltia SA............................................       58,624      2,873,352
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $13,985,872)...................................                  19,127,381
                                                                       ------------

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *El Aguila SA Rights 06/14/00
   (Cost $0)...........................................       39,200   $      1,818
                                                                       ------------
TOTAL -- SPAIN
  (Cost $13,985,872)...................................                  19,129,199
                                                                       ------------
NETHERLANDS -- (7.5%)
COMMON STOCKS -- (7.5%)
 A.I.R. Holdings NV....................................        1,119         31,963
 ACF Holding NV........................................       12,757        176,872
 Aalberts Industries NV................................       24,593        472,118
 Accell Group NV.......................................        4,864         40,823
 *Atag Group NV........................................        4,630         44,227
 Athlon Groep NV.......................................       34,250        570,156
 Batenburg Beheer NV...................................        1,000         74,192
 Beers NV..............................................       16,625        531,153
 Begemann Groep NV.....................................       11,909         88,355
 *Begemann Groep NV Series B...........................       13,451         28,691
 Boskalis Westminster NV...............................       47,991        821,154
 *Creyf's SA...........................................       18,064        435,568
 *Creyf's SA Strip VVPR................................       18,064            167
 *Delft Instruments NV.................................       13,064        120,550
 Econosto NV...........................................       16,811        116,929
 Eriks Holdings NV.....................................        4,000        161,554
 GTI Holding...........................................       18,535        377,308
 Gamma Holding NV......................................       15,705        605,898
 Gemeenschappeljk Bezit Crown van Gelder NV............       12,000        152,465
 Geveke NV.............................................        8,840        370,970
 Grolsche NV...........................................       32,100        579,019
 Hoek's (W.A.) Machine & Zuurstoffafabriek NV..........       15,130      1,151,995
 Hollandsche Beton Groep NV............................       58,032        756,158
 Internatio-Mueller NV.................................       28,645        524,668
 Kas-Associatie NV.....................................       41,842        537,441
 Kempen & Co. NV.......................................       22,081        937,892
 Koninklijke Ahrend NV.................................       32,911        402,887
 Koninklijke Bam Groep NV..............................        5,573        278,061
 Koninklijke Frans Maas Groep NV.......................       11,663        243,367
 Koninklijke Ten Cate NV...............................       10,203        328,341
 Koninklijke Ubbink NV.................................        1,500         50,080
 Krasnapolsky Hotels & Restaurants NV..................        3,278        224,962
 MacIntosh NV..........................................       15,590        419,288
 NBM-Amstelland NV.....................................       58,192        774,433
 Nagron Nationaal Grondbezit NV........................       15,316        321,013
 Nederlandsche Apparatenfabriek........................       14,000        292,132
 Nedlloyd Groep NV, Rotterdam..........................       23,472        533,316
 Polynorm NV...........................................        3,545        207,121
 Reesink NV............................................        2,050         96,960
 Roto Smeets de Boer NV................................        1,040         28,453
 Rubber Cultuur Maatschappij Amsterdam NV..............       40,800         67,730
 Samas-Groep NV, Zaandam...............................       23,033        327,889
 Schuitema NV, Amersfoort..............................          300        653,819
 Schuttersveld NV......................................       20,596        299,882
 Smit International NV.................................       18,582        437,718
 *Textielgroep Twenthe NV..............................        1,000         69,370
 Twentsche Kabel Holding NV............................       16,853        664,255
 Unique International NV...............................       10,768        273,125
 Van der Mollen Holding NV.............................       18,481        890,388

                                                            SHARES           VALUE+
                                                            ------           ------
 Van Dorp Groep NV.....................................        3,327   $     39,648
 *Van Heek-Tweka NV....................................        3,880          9,356
 Vredestein NV.........................................       15,514        143,877
 Wegener Arcade NV ....................................       70,830      1,018,163
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $11,291,100)...................................                  18,803,920
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Aalberts Industries NV Rights 07/14/00...............       24,593              0
 *Koninklijke Bam Groep NV Rights 06/13/00.............        5,573              0
 *Koninklijke Frans Maas Groep NV Rights 06/15/00......       11,663              0
 *Nagron Nationaal Grondbezit NV Rights 06/07/00.......       15,316              0
 *Twentsche Kabel Holding Rights 06/07/00..............       16,853              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $11,291,100)...................................                  18,803,920
                                                                       ------------
SWEDEN -- (6.8%)
COMMON STOCKS -- (6.8%)
 *Active I Malmoe AB Series A..........................        4,160         47,540
 *Active I Malmoe AB Series B..........................        4,160         50,078
 Allgon AB Series B....................................       65,400      1,360,527
 Alma Industri & Handel AB Series B....................        5,200         98,080
 Anders Dioes AB.......................................       28,800        166,159
 Angpannefoereningen AB Series B.......................       10,800        180,938
 Arkivator AB..........................................        3,600         89,870
 *Avesta Sheffield AB..................................       47,400        173,022
 Axfood AB.............................................        6,300         46,133
 B & N Bylock & Nordsjoefrakt AB Series B..............       41,800         51,015
 BT Industrie AB.......................................        8,400        246,043
 *Beiger Electronics...................................       11,700              0
 Beijer AB Series B....................................       11,700        178,491
 Berg (C.F.) & Co. AB Series B.........................        6,200         10,387
 Bergman & Beving AB Series B..........................        8,000         94,086
 *Biacore International AB.............................        2,900         98,457
 *Biora AB.............................................        6,200         25,108
 Bong Ljungdahl AB.....................................        6,000         89,204
 Boras Waefveri AB Series B............................        8,600         47,709
 Capona AB.............................................       19,000         92,754
 Carbo AB..............................................       11,100        193,353
 *Castellum AB.........................................       15,000        139,797
 Catena AB Series A....................................       66,700        518,027
 *Cloetta AB Series B..................................        1,400         17,708
 *Concordia Maritime AB Series B.......................       37,300         66,215
 *Diligentia AB........................................       18,800        187,728
 Doro AB...............................................        2,900         25,419
 Enea Data AB Class B..................................        8,000      1,338,504
 *Enea Data AB Series B................................          800        133,850
 Entra Data AB Series A................................        3,800        123,110
 Esselte AB Series A...................................       40,100        244,701
 Esselte AB Series B...................................       34,500        208,614
 Fagerhult AB..........................................        2,900         21,236
 *Fagerlid Industrier AB...............................        8,600         15,553
 Fastighets AB Tornet..................................       10,800        143,791

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Fastighits AB Celtica................................        5,800   $     32,819
 Finnveden AB..........................................       18,100        190,779
 *Firefly AB...........................................        8,400          4,660
 *Frontec AB Series B..................................       18,200        245,344
 Garphyttan Industrier AB..............................       39,000        406,744
 Getinge Industrier AB Series B........................       39,736        365,924
 Geveko AB Series B....................................        8,300        148,263
 Gorthon Lines AB Series B.............................       41,800         74,203
 Graenges AB...........................................       10,900        191,078
 Gunnebo AB............................................        5,900         68,079
 HL Display AB Series B................................        2,000         19,305
 Hexagon AB Series B...................................        3,572         53,106
 Hoeganges AB Series B.................................       11,100        174,880
 *Industrifoervaltnings AB Skandigen...................       13,300         90,752
 *Information Highway AB...............................       12,500        112,337
 *Intelligent Microsystems Data AB.....................        6,800         26,029
 *Intentia International AB Series B...................        6,600        140,230
 Iro AB................................................       11,800        108,665
 Jacobson and Widmark AB...............................       13,400        163,541
 Karlshamns AB.........................................        6,300         38,444
 *Kjessler & Mannerstrale AB New Shares................        8,500         21,691
 *Klippans Finpappersbruk AB...........................        5,800         11,197
 Lifco AB..............................................        7,947         29,979
 Lindex AB.............................................       16,100        389,413
 Ljungberg Gruppen AB Series B.........................        1,900         25,929
 Mandator AB...........................................       11,400        115,732
 *Matteus AB...........................................       19,800         70,298
 *Meda AB Series A.....................................        2,100         15,844
 Modul 1 Data AB.......................................        5,300         47,631
 Munksjo AB............................................       13,000         87,984
 NCC AB Series B.......................................       10,300         79,995
 NH Nordiska Holding AB................................       17,000         53,755
 Nibe Industrier AB Series B...........................        1,100         14,645
 Nobelpharma AB........................................       45,460        968,409
 Nolato AB Series B....................................       30,600        930,251
 Norrporten Fastighets AB..............................        2,000         23,300
 OEM International AB Series B.........................        7,100         93,742
 PEAB AB Series B......................................       17,800         44,436
 Pandox Hotelfastigheter AB............................        4,500         39,443
 Platzer Bygg AB Series B..............................       36,000         32,752
 Rottneros Bruk AB.....................................      366,600        374,204
 Sardus AB.............................................        3,000         19,305
 Scandiaconsult AB.....................................       57,200        215,776
 Scandic Hotels AB.....................................       15,300        159,569
 Scribona AB Series A..................................       40,100        102,329
 Scribona AB Series B..................................       31,700         86,169
 *Segerstroem & Svensson AB............................       15,200        119,737
 Semcon AB.............................................        5,200         84,233
 Sifo Group AB.........................................       64,160        783,042
 Sifo Group AB Em 00...................................       50,720        647,151
 Sigma AB Series B.....................................        7,600        215,022
 Spendrups Bryggeri AB Series B........................       19,900         77,498
 *Stena Line AB Series B...............................      128,000         88,050
 Svedala Industri......................................       60,000        765,557
 Sweco AB Series B.....................................       23,450        156,107
 TV 4 AB Series A......................................        5,800        186,618
 *Ticket Travel Group AB...............................        3,000         16,543
 *Tivox AB Series B....................................        7,200         11,983
 Wallenstam Byggnads AB Series B.......................       16,700         75,968
 Westergyllen AB Series B..............................        4,300         70,132

                                                            SHARES           VALUE+
                                                            ------           ------
 Wihlborgs Fastigheter AB Series B.....................       83,500   $    105,613
 Wilh Sonesson AB Series A.............................        4,160         18,462
 Wilh Sonesson AB Series B.............................        4,160         19,154
 Zeteco AB Series B....................................       10,400        229,623
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,764,100)...................................                  16,902,660
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $29,083)......................................                      29,481
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Castellum AB Rights 07/05/00
   (Cost $0)...........................................       15,000          3,804
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $12,793,183)...................................                  16,935,945
                                                                       ------------
BELGIUM -- (3.2%)
COMMON STOCKS -- (3.2%)
 *Abfin SA.............................................        2,560              0
 Afrifina..............................................        3,480        338,873
 BMT NV................................................        2,040        174,528
 Banque Belgo-Zairoise Belgolaise SA...................        1,155        205,661
 Banque Nationale de Belgique..........................          710        734,178
 Belge des Betons......................................          425        177,366
 Belgo Katanga NPV.....................................          408        200,163
 Belgo Katanga NPV VVPR................................          136         66,090
 CFE (Compagnie Francois d'Entreprises)................        2,080        370,368
 CMB (Cie Martime Belge)...............................          500         27,103
 Carrieres Unies Porphyre..............................           20         16,934
 Chimique et Metallurgique Campine, Beerse.............          370         30,934
 City Hotels SA........................................        1,290         78,361
 Cofinimmo SA..........................................        4,763        415,219
 Cokeries & Houilleres d'Anderlues.....................          100          4,401
 Commerciale de Brasserie SA COBRHA....................          115         39,312
 *Creyf's SA...........................................       20,087        484,347
 *Creyf's SA Interim Strip VVPR........................        8,087             75
 Deceuninck Plastics Industries SA.....................        6,370      1,231,726
 *Electrorail SA (Reunies d'Electricite & de
   Transports).........................................       11,416          3,600
 Engrais Rosier SA.....................................          655         51,633
 *Finspa...............................................          325              0
 Floridienne NV........................................        2,033        150,833
 Ford Motor Co. SA Belgium.............................        1,110        163,677
 Glaces de Charleroi...................................           70        170,086
 Ibel (Nouvelle).......................................        2,655        162,509
 Immobel (Cie Immobiliere de Belgique SA)..............       10,600        433,524
 *Intercomfina SA......................................       11,000            102
 Mecaniver SA, Bruxelles...............................          128         32,882
 *Metiers Automatiques Picanol.........................          403        145,760
 *Monceau-Zolder SA....................................          435         59,706
 *PCB SA Bruxelles.....................................        6,504         21,715
 *Papeteries de Catala SA..............................          315         40,898
 Plantations Nord-Sumatra SA...........................          650         75,713
 *Recticel SA..........................................        8,450         75,309
 *SA Holding Franki NV en Liquidation..................        5,875          1,351
 SABCA (Sa Belge de Constructions Aeronautiques).......        4,280        111,140

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *SCF SA...............................................          380   $      2,122
 *SCF VVPR Shares......................................        2,470         14,889
 SIPEF (Societe Internationale de Plantations & de
   Finance), Anvers....................................        1,545        118,639
 *Sait Radioholland....................................        6,088        146,797
 Sapec SA..............................................        3,635        130,799
 *Sapec SA VVPR........................................           75             76
 Sidro.................................................        4,040        288,496
 *Spector Photo Group SA...............................        3,688        116,665
 Surongo SA............................................           20          4,554
 Telinfo SA............................................        3,448        355,263
 Telinfo SA VVPR.......................................        1,158             11
 *Ter Beke NV..........................................        2,212        111,802
 UNIBRA................................................        1,600        112,772
 Uco Textiles NV.......................................        2,124        197,965
                                                                       ------------
TOTAL -- BELGIUM
  (Cost $7,635,965)....................................                   7,896,927
                                                                       ------------
NORWAY -- (3.1%)
COMMON STOCKS -- (3.1%)
 *Agresso Group ASA....................................       31,260         64,879
 *Aker Maritim ASA.....................................       34,030        229,732
 Arendals Fosse Kompani ASA............................          100          5,579
 *Ask Proxima..........................................       28,920        279,138
 *Avantor Financial Corp...............................       13,270         81,440
 *Awilco ASA Series A..................................       50,950         85,279
 *Blom ASA.............................................        7,970         20,899
 *Braathens S.A.F.E. ASA...............................       19,320         60,363
 *C. Tybring-Gjedde ASA................................       14,880         27,396
 *Choice Hotel Scandinavia ASA.........................       27,740         79,860
 *Den Norske Oljeselkapet..............................       19,320         51,093
 *Det. Sondenfjelds-Norske Dampskibsselskab ASA
   Series A............................................       33,930        179,838
 *Dyno Industrier ASA..................................       19,324        407,534
 EDB Elektronisk Data Behandling ASA...................       54,917        716,964
 Ekornes ASA...........................................       23,390        194,443
 Elkem ASA.............................................        9,850        163,767
 Farstad Shipping ASA..................................       27,190         96,481
 Ganger Rolf ASA.......................................        5,490        121,295
 *Gresvig ASA..........................................        4,590         30,218
 Hafslund ASA..........................................       47,800        218,684
 Hydralift AS..........................................       15,540         65,026
 Kongsberg Gruppen ASA.................................       21,000        227,298
 Kverneland ASA........................................        6,800        103,952
 *Leif Hoegh & Co. ASA.................................       25,375        237,843
 *Merkantildata ASA....................................       10,701         68,062
 Moelven Industrier ASA................................       55,578         44,032
 Narvesen Asa..........................................        7,000        149,970
 *Navia ASA............................................       12,400         51,887
 *Nera ASA.............................................       84,453        334,540
 *Nordic Vlsi..........................................          800         10,444
 Nordlandsbanken ASA...................................        3,830         87,611
 *Ocean Rig ASA........................................        7,266         34,053
 Odfjell ASA Series A..................................       10,410        128,937
 Olav Thon Eiendomsselskap ASA.........................        8,320        159,682
 *Petrolia Drilling ASA................................       26,706         29,800
 *Prosafe ASA..........................................       18,030        277,638
 Rieber and Son ASA Series A...........................       23,584        123,686
 Scana Industrier ASA..................................       14,880         21,253
 Schibsted ASA.........................................       28,800        559,173

                                                            SHARES           VALUE+
                                                            ------           ------
 Selmer ASA............................................       15,570   $    185,899
 *Sensonor ASA.........................................       19,234         17,170
 Smedvig ASA Series A..................................       28,840        489,152
 Spcs-Gruppen ASA......................................       33,620         46,893
 Steen and Stroem ASA..................................       19,512        235,142
 *Stento ASA...........................................       11,640         32,731
 *Tandberg ASA Series A................................       16,220        292,300
 *Tandberg Data ASA....................................       23,250         35,543
 *Tandberg Television ASA..............................       22,530        153,354
 Ugland Nordic Shipping ASA............................        6,550         54,085
 *Unitor ASA...........................................       11,720         82,390
 Veidekke ASA..........................................       15,936        112,027
 *Visual Management Applications ASA...................        8,770         48,930
 Wilhelmsen (Wilhelm), Ltd. ASA........................        6,400        124,975
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $7,421,245)....................................                   7,740,360
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Norwegian Krone
   (Cost $65,491)......................................                      66,187
                                                                       ------------
TOTAL -- NORWAY
  (Cost $7,486,736)....................................                   7,806,547
                                                                       ------------
DENMARK -- (2.2%)
COMMON STOCKS -- (2.1%)
 Aalborg Portland Holding A.S. Series A................        4,000        108,813
 Aalborg Portland Holding A.S. Series B................        3,680        100,565
 Aarhus Oliefabrik A.S. Aeries A.......................        1,600         32,793
 Alm Brand A.S. Series B...............................        6,540         90,173
 Amagerbanken A.S......................................          580         24,419
 Amtssparekassen Fyn A.S...............................          968         36,914
 Bang & Olufsen Holding A.S. Series B..................        4,877        175,682
 Brodrene Hartmann A.S. Series B.......................          605         10,746
 Carli Gry International A.S...........................        3,510         34,008
 Christian Hansen Holding A.S. Series B................        4,600        185,702
 Codan A.S.............................................        1,600        104,341
 Coloplast A.S. Series B...............................        4,374        195,052
 D'Hooge Schouw NV.....................................        1,490         55,524
 DFDS A.S., Copenhagen.................................        4,000        119,247
 *Dampskibsselsk et Torm A.S...........................          920         50,282
 Dampskibsselskabet Norden A.S.........................          200         20,371
 *Dansk Data Elektronik A.S............................          280         16,347
 Danske Traelastko.....................................        1,956        179,795
 *East Asiatic Co., Ltd................................       10,703        146,243
 Edb Gruppen A.S.......................................        1,810         49,463
 Ejendamsselskabet Norden A.S..........................        3,217        106,694
 Fluegger A.S. Series B................................        1,638         24,416
 Foras Holding A.S. Series A...........................          832          4,806
 Forstaedernes Bank....................................        1,250         20,961
 *Glunz & Jensen A.S...................................          860         18,694
 HLJ Industri A.S......................................          160         24,446
 Henriksen Og Henriksen Holding A.S. Series B..........          310         25,222
 Hoejgaard Holding A.S. Series B.......................          630         11,895
 *Incentive A.S........................................        2,705         60,481
 Jamo A.S..............................................        1,000         32,296
 *Junckers (F.) Industrier A.S.........................          860         11,430

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Kjobenhavns Sommer Tivoli A.S........................          190   $     46,022
 *Koebenhavns Lufthavne................................        1,270         85,976
 Korn-Og Foderstof Kompagnet A.S.......................        6,068        124,367
 Lauritzen (J.) Holding Series B.......................          963         73,900
 *Midtbank A.S.........................................          500         15,341
 *Mols-Linien..........................................          840          7,513
 *Neg Micon A.S........................................       11,348        465,168
 *Neurosearch A.S......................................        3,180        233,449
 Nordiske Kabel og Traadfabrikker Holding A.S..........        2,603        410,634
 Nordvestbank..........................................          250         20,651
 Per Aarsleff A.S. Series B............................          425         17,421
 Radiometer A.S. Series B..............................        4,033        129,248
 Ringkjoebing Landbobank...............................           80         17,589
 Rockwool, Ltd.........................................        3,820         83,513
 Sanistal A.S. Series B................................          936         28,020
 Sas Danmark A.S.......................................       23,500        210,173
 Sophus Berendsen A.S..................................        9,950        185,392
 Spar Nord Holding.....................................        2,593        103,069
 Sparkasse Regensburg..................................        7,250        189,118
 Sydbank A.S...........................................        1,742         57,558
 TK Development........................................        6,585        156,230
 *Topdanmark A.S.......................................       19,740        343,283
 VT Holdings Shares A..................................           44          2,186
 VT Holdings Shares B..................................        2,206        105,498
 Vest-Wood A.S.........................................        2,062         70,437
 Wessel & Vett Magasin du Nord A.S. Series C...........        1,502         97,950
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,501,400)....................................                   5,357,527
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.1%)
 *Danish Krone
   (Cost $163,914).....................................                     165,357
                                                                       ------------
TOTAL -- DENMARK
  (Cost $5,665,314)....................................                   5,522,884
                                                                       ------------
FINLAND -- (1.9%)
COMMON STOCKS -- (1.9%)
 Alandsbanken AB Series B..............................        1,700         24,043
 Amer-Yhtymae Oyj Series A.............................       17,020        456,169
 Finnair Oyj...........................................       59,310        220,017
 Finnlines Oy..........................................       13,980        259,302
 Finvest Oyj...........................................       37,510         65,399
 Fiskars Oy AB Series A................................        8,550         79,293
 HK Ruokatalo Oy Series A..............................       11,400         24,317
 KCI Konecranes International Oyj......................       10,500        309,660
 Kemira Oyj............................................       21,000        111,010
 Kone Corp.............................................        4,980        300,247
 Kyro Oyj AB Series P..................................       27,770        280,718
 Laennen Tehtaat Oy....................................        3,930         41,914
 Lasslla and Tikanoja Oyj..............................       11,070        228,837
 Lemminkainen Oy.......................................        6,100         65,057
 Martela Oy............................................          530         12,288
 Metsaemarkka Oyj Series B.............................          700          3,804
 Nokian Renkaat Oyj....................................        7,300        223,411
 Nordic Aluminium Oy...................................        1,900         19,207
 Novo Group Oyj........................................       22,900        133,797
 Okobank Class A.......................................       13,240        131,383
 Olvi Oyj Series A.....................................          410          7,225
 PK Cables Oyj.........................................        3,160         60,370

                                                            SHARES           VALUE+
                                                            ------           ------
 Partek Oyj............................................       34,170   $    402,772
 *Polar Real Estate Corp. Series K.....................      126,010         32,721
 Ponsse Oyj............................................        4,900         62,938
 Rakentajain Koneuvokrammo Oy..........................        1,900         18,678
 Santasalo-Jot Oy......................................        3,400         11,068
 *Silja Oy AB Series A.................................       44,020         67,768
 Talentum Oyj..........................................       11,900         86,633
 Tamro Oyj.............................................       84,220        215,572
 Uponor Oyj Series A...................................       27,100        497,626
 Vaisala Oy Series A...................................          200          3,821
 Viking Line AB........................................        3,240         78,425
 Yit-Yhtymae Oyj.......................................       20,540        213,347
                                                                       ------------
TOTAL -- FINLAND
  (Cost $4,875,269)....................................                   4,748,837
                                                                       ------------
AUSTRIA -- (1.4%)
COMMON STOCKS -- (1.4%)
 Allgemeine Sparkasse Baugesellschaft..................          670         52,816
 Auricon Beteiligungs AG...............................        1,430         35,807
 *Austria Mikro Systeme International AG...............        1,500        125,199
 BBAG Oesterreichische Brau-Beteiligungs...............        5,180        201,766
 *BWT AG...............................................          990        302,064
 Bank Fuer Kaernten und Steiermark AG..................          520         42,462
 Bau Holding AG........................................        4,980        210,140
 Bohler Uddeholm AG....................................        6,600        256,464
 Brau Union Goess-Reinighaus AG........................        6,000        245,669
 *Ca Immobilien Invest AG..............................          670          9,830
 *Die Erste Immobilien AG..............................          910        131,654
 Flughafen Wien AG.....................................        9,310        310,397
 Graf van der Elst Vermoegensverwaltung AG.............        1,260         37,393
 *Immofinanz Immobilien Anlagen AG.....................       44,743        200,005
 *Jenbacher AG.........................................        1,000         68,628
 Leipnik-Lundenburger Industrie AG.....................          300         13,146
 Lenzing AG............................................        2,200        116,296
 *Manner (Josef) & Co. AG..............................          870         24,205
 Mayr-Melnhof Karton AG................................        7,200        340,542
 Oberbank AG...........................................        3,234        204,247
 Readymix Kies-Union AG................................          500         37,096
 Rhi AG, Wien..........................................        8,350        191,117
 Rhi AG, Wien Em 99....................................        3,576         81,683
 Rosenbauer International AG...........................          850         23,531
 *Teerag-Asdag AG......................................          100          3,524
 *Ubm Realitaetenentwicklung AG........................          360         22,035
 Vogel and Noot Waermetechnik AG.......................        1,700         17,342
 Wolford AG............................................        3,000         91,396
                                                                       ------------
TOTAL -- AUSTRIA
  (Cost $3,581,240)....................................                   3,396,454
                                                                       ------------
IRELAND -- (1.1%)
COMMON STOCKS -- (1.1%)
 Abbey P.L.C...........................................       19,319         46,583
 Adare Printing Group P.L.C............................        6,916         51,632
 Anglo Irish Bank Corp. P.L.C..........................      138,087        307,349
 *Arcon International Resources P.L.C..................      143,750         30,662
 Ardagh P.L.C..........................................       13,676         20,293
 Arnotts P.L.C.........................................        8,811         54,748

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Barlo Group P.L.C.....................................       85,047   $     63,098
 *Dragon Oil P.L.C.....................................      104,167         22,944
 *Dunloe Ewart P.L.C...................................      235,918         76,577
 Glanbia P.L.C.........................................      146,256         93,590
 Golden Vale P.L.C.....................................       47,353         44,794
 Green Property Co.....................................       55,567        284,720
 Greencore Group P.L.C.................................       98,169        264,022
 Heiton Holdings P.L.C.................................       23,610         70,724
 IAWS Group P.L.C......................................       34,340        199,044
 IWP International P.L.C...............................       39,611         60,613
 Irish Continental Group P.L.C.........................       13,121        110,733
 Jurys Hotel Group P.L.C...............................       29,590        177,000
 Kingspan Group P.L.C..................................       83,838        225,480
 Ryan Hotels P.L.C.....................................       22,791         21,982
 *Tullow Oil P.L.C.....................................      123,723         96,383
 United Drug P.L.C.....................................       13,777         95,826
 Waterford Wedgwood P.L.C..............................      220,752        217,010
                                                                       ------------
TOTAL -- IRELAND
  (Cost $3,147,110)....................................                   2,635,807
                                                                       ------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
 *Euro Currency
   (Cost $283,067).....................................                     288,553
                                                                       ------------
UNITED STATES -- (0.0%)
COMMON STOCKS -- (0.0%)
 *National Oilwell, Inc.
   (Cost $57,188)......................................        4,318        112,268
                                                                       ------------

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *National Oilwell, Inc. Warrants 03/15/01
   (Cost $0)...........................................          480   $          0
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $57,188).......................................                     112,268
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (1.2%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $3,038,928) to be
   repurchased at $2,993,495.
   (Cost $2,993,000)...................................   $    2,993      2,993,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $207,887,332)++....                $250,422,060
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $207,887,332.

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
TURKEY -- (12.6%)
COMMON STOCKS -- (12.6%)
 Akbank................................................  194,495,001   $  2,996,744
 Akcansa Cimento Sanayi ve Ticaret A.S.................   29,601,300        504,101
 Aksigorta A.S.........................................   42,705,000        917,724
 Alarko Holding........................................   16,351,888        981,267
 Arcelik A.S...........................................   25,206,732      1,635,287
 Aygaz.................................................   17,315,840        870,608
 *Cukurova Elektrik A.S................................      389,000        318,609
 *Dogan Sirketler Grubu Holdings A.S...................   51,738,680      1,195,770
 EGE Biracilik ve Malt Sanayi A.S......................    9,187,224        722,676
 Enka Holding..........................................    3,842,819        825,816
 *Erciyas Biracilik....................................   11,332,640        588,164
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........   34,503,000      1,594,848
 *Guney Biracilik......................................    3,516,240        165,384
 *Hurriyet Gazette.....................................   25,601,550        467,129
 Koc Holding A.S.......................................   49,867,992      4,205,743
 Migros Turk A.S.......................................    2,202,675      1,339,674
 Netas Northern Electric Telekomunikasyon A.S..........    8,759,000      1,193,305
 *Otosan Otomobil A.S..................................   21,546,000      1,205,600
 *Tansas Izmir Buyuksehir Belediyesi Ic ve dis Ticaret
   A.S.................................................    1,068,000        186,208
 Tat Konserve..........................................            5              0
 *Tofas Turk Otomobil Fabrikasi A.S....................   72,073,889      1,204,017
 Trakya Cam Sanayii A.S................................   49,411,149        649,124
 *Turk Sise Cam........................................   42,665,421        532,825
 *Turkiye Garanti Bankasi A.S..........................  187,202,870      2,398,596
 Turkiye Is Bankasi A.S. Series C......................  441,903,000     12,184,099
 *Vestel Elektronik Sanayi Ticaret A.S.................    3,112,000        971,601
 *Yapi ve Kredi Bankasi A.S............................  390,209,892      4,809,826
                                                                       ------------
TOTAL -- TURKEY
  (Cost $11,401,131)...................................                  44,664,745
                                                                       ------------
ISRAEL -- (9.8%)
COMMON STOCKS -- (9.8%)
 *Africa-Israel Investments, Ltd.......................        2,840        298,495
 *Africa-Israel Investments, Ltd.......................          155        156,973
 Agis Industries (1983), Ltd...........................       21,736        177,715
 American Israeli Paper Mills, Ltd.....................        3,291        207,223
 Bank Hapoalim B.M.....................................    1,196,240      3,436,796
 Bank Leumi Le-Israel..................................    1,373,369      2,992,147
 Bezek, Ltd............................................      701,438      3,946,493
 Blue Square Chain Stores Properties Investment........       29,303        404,802
 CLAL Electronics Industries, Ltd......................        3,579        766,044
 CLAL Industries, Ltd..................................      135,350      1,454,986
 CLAL Insurance, Ltd...................................       38,684        602,930
 Clal Israel, Ltd......................................       29,607      1,196,534
 Delek Israel Fuel Corp., Ltd. Series C................        4,584        323,758
 *Elbit Medical Imaging................................       17,319        165,485
 Elbit Systems, Ltd....................................       17,319        236,348
 *Elbit, Ltd...........................................       17,320        173,249
 Elite Industries, Ltd.................................        5,700        292,177
 Elron Electronic Industries, Ltd......................       19,701        646,677
 First International Bank of Israel....................       48,660        341,345
 First International Bank of Israel, Ltd...............      347,200        500,415
 IDB Bankholding Corp., Ltd............................       36,578      1,334,639
                                                            SHARES           VALUE+
                                                            ------           ------

 IDB Development Corp., Ltd. Series A..................       43,928   $  1,851,008
 Industrial Building Corp., Ltd........................      277,150        395,472
 Israel Chemicals, Ltd.................................    1,165,326      1,473,111
 Israel Corp. Series A.................................        5,500        937,555
 Koor Industries, Ltd..................................       16,466      1,612,768
 *M.A.Industries, Ltd..................................      162,937        351,478
 Matav Cable Israel....................................       19,027        370,352
 Migdal Insurance Holdings.............................      279,107        318,077
 Osem Investment, Ltd..................................       77,343        503,668
 Property and Building Corp., Ltd......................        3,973        330,067
 Super-Sol, Ltd. Series B..............................      210,226        737,358
 Tambour...............................................       26,898         47,784
 Teva Pharmaceutical Industries, Ltd...................      120,820      6,051,385
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $19,342,313)...................................                  34,635,314
                                                                       ------------
MALAYSIA -- (9.5%)
COMMON STOCKS -- (9.5%)
 AMMB Holdings Berhad..................................          181            748
 Amsteel Corp. Berhad..................................      264,000         53,495
 *Aokam Perdana Berhad.................................          333            499
 *Avenue Assets Berhad.................................       27,000         15,845
 Bandar Raya Developments Berhad.......................       23,000         13,376
 Batu Kawan Berhad.....................................      151,000        167,689
 Berjaya Group Berhad..................................       94,000         17,068
 Berjaya Land Berhad...................................       91,000         34,005
 Berjaya Sports Toto Berhad............................       79,000        181,908
 British American Tobacco Berhad.......................      148,000      1,285,263
 Carlsberg Brewery Malaysia Berhad.....................       79,000        270,263
 Commerce Asset Holding Berhad.........................      230,000        659,737
 Country Heights Holdings Berhad.......................       40,000         47,368
 DCB Sakura Merchant New Shares........................        4,100          3,345
 Genting Berhad........................................      259,000        967,842
 Golden Hope Plantations Berhad........................      521,000        545,679
 Guiness Anchor Berhad.................................      105,000        109,974
 Highlands and Lowlands Berhad.........................      314,000        262,768
 Hong Leong Bank Berhad................................      213,125        370,164
 Hong Leong Credit Berhad..............................      232,300        415,695
 IOI Corp. Berhad......................................      439,000        341,958
 Jaya Tiasa Holdings Berhad............................       96,000        159,158
 Kuala Lumpur Kepong Berhad............................      293,500        397,770
 *Land - General Berhad................................       35,000         12,434
 *Leisure Management Berhad............................       35,000         68,618
 Lion Land Berhad......................................        1,000            225
 *MBF Holdings Berhad..................................      141,000          7,607
 Magnum Corp. Berhad...................................      779,500        551,804
 Malakoff Berhad.......................................      103,000        269,697
 Malayan Banking Berhad................................      846,000      3,606,632
 *Malayan United Industries Berhad.....................       70,000         15,750
 Malaysian Airlines System.............................      298,000        279,179
 Malaysian International Shipping Corp. (Foreign)......       85,666        144,280
 Malaysian Oxygen Berhad...............................       22,000         68,316
 Malaysian Pacific Industries..........................       28,000        315,000
 *Multi-Purpose Holdings Berhad........................       86,000         37,568
 Nestle (Malaysia) Berhad..............................      121,000        605,000
 Oriental Holdings Berhad..............................      167,880        377,730
 Oyl Industries Berhad.................................       47,000        155,842
 Perlis Plantations Berhad.............................      190,500        240,632

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Perusahaan Otomobil Nasional Berhad...................      282,000   $    397,026
 Petronas Dagangan Berhad..............................      147,000        167,116
 Petronas Gas Berhad...................................      943,000      1,488,947
 Public Bank Berhad (Foreign)..........................    1,107,799      1,559,664
 RHB Capital Berhad....................................      867,000      1,131,663
 RJ Reynolds Berhad....................................      135,000        182,961
 Ramatex Berhad........................................      222,000        210,316
 *Rashid Hussain Berhad................................       50,000         52,632
 *Renong Berhad........................................      460,000        285,684
 Resorts World Berhad..................................      567,000      1,775,605
 Sarawak Enterprise Corp. Berhad.......................      412,000        263,463
 Shell Refining Co. Federation of Malaysia Berhad......      156,000        185,558
 *Silverstone Berhad...................................        9,240              0
 Sime Darby Berhad (Malaysia)..........................    1,208,800      1,565,078
 *Southern Bank Berhad.................................       48,440         42,831
 Southern Bank Berhad (Foreign)........................      143,437        114,750
 Technology Resources (Industries) Berhad..............      264,000        316,800
 Telekom Malaysia Berhad...............................    1,305,000      4,773,553
 Tenaga Nasional Berhad................................    1,146,000      4,191,947
 *Time Engineering Berhad..............................      276,000        265,832
 Tractors Malaysia Holdings Berhad.....................       22,000         13,895
 *United Engineering (Malaysia) Berhad.................      165,198        439,079
 YTL Corp. Berhad......................................      749,100      1,192,646
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $35,214,175)...................................                  33,694,977
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *YTL Corp. Berhad Warrants 06/26/09
   (Cost $395).........................................        4,000          1,884
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $35,214,570)...................................                  33,696,861
                                                                       ------------
SOUTH KOREA -- (8.9%)
COMMON STOCKS -- (8.9%)
 *Daewoo Securities Co., Ltd...........................       56,445        232,376
 *Good Morning Securities Co...........................       52,660        157,584
 *Hyundai Engineering & Construction Co., Ltd..........      119,254        362,671
 Hyundai Motor Co., Ltd................................       95,919      1,027,552
 Hyundai Securities Co., Ltd...........................       49,011        364,925
 Kookmin Bank..........................................      205,128      2,197,475
 Korea Electric Power Corp.............................      118,650      3,182,908
 Korea Mobile Telecommunications Corp..................        1,670        569,234
 LG Chemical, Ltd......................................       68,329      1,330,888
 LG Electronics, Inc...................................       75,132      2,082,011
 LG Information & Communications, Ltd..................       21,211      1,235,665
 *LG Insurance Co., Ltd................................        3,410          8,906
 Pohang Iron & Steel Co., Ltd..........................        2,580        194,157
 *S-Oil Corp...........................................       32,080        532,536
 *S1 Corporation.......................................       20,238        270,557
 SK Corp., Ltd.........................................       78,203      1,253,186
 Samsung Display Devices, Ltd..........................       32,478      1,236,435
 *Samsung Electro-Mechanics Co., Ltd...................       51,654      3,246,953
 Samsung Electronics Co., Ltd..........................       37,688     10,277,027
 Samsung Fire and Marine Insurance, Ltd................       32,751        745,198
 Shinhan Bank Co., Ltd.................................      158,242      1,183,838
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $15,129,968)...................................                  31,692,082
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

BRAZIL -- (8.8%)
PREFERRED STOCKS -- (6.4%)
 Aracruz Celulose SA Series B..........................      311,999   $    521,274
 Banco Bradesco SA.....................................  197,621,010      1,332,615
 Banco do Brasil SA....................................  126,670,000        548,863
 Banco do Estado de Sao Paulo SA.......................    2,500,000         73,965
 Banco Itau SA.........................................   35,500,000      2,673,896
 *Brasileira de Distribuicao Pao de Acucar.............    8,330,000        250,970
 Brasiliero de Petroleo Ipiranga.......................   12,300,000        128,018
 Centrais Electricas de Santa Catarin Celesc Series
   B...................................................      180,000         53,245
 Cervejaria Brahma.....................................    2,490,767      1,794,206
 Cimento Portland Itau.................................      860,000        103,642
 Copene-Petroquimica do Nordeste SA Series A...........      624,000        205,099
 Coteminas Cia Tecidos Norte de Minas..................      910,000         60,811
 Duratex SA............................................    2,900,000         72,281
 Electropaulo Electrecidade Metropolitana..............    8,395,000        471,366
 *Embratel Participacoes SA............................   38,582,922        805,044
 Ericsson Telecomunicacoes SA..........................   15,480,000        195,035
 IKPC SA (Industrias Klabin de Papel e Celulose).......      176,875        150,180
 *Inepar Energia SA....................................        9,561              3
 *Inepar SA Industria e Construcoes....................   19,760,001         38,535
 *Inepar-Fem Equipamentos e Montagem SA................       11,856            552
 Investimentos Itau SA.................................    1,345,118      1,097,893
 Lojas Americanas SA...................................    2,166,794          4,724
 Lojas Renner SA.......................................      800,000          9,181
 *Mahle Cofap Aneis SA.................................        5,100         11,664
 *Paranapanema SA......................................    2,120,000          3,856
 Sadia Oeste SA Inclusttia e Comercio Soes.............      100,000         49,301
 Sao Carlos Empreendimentos e Participacoes SA.........    2,166,794          4,392
 Serrana SA............................................        2,450          1,275
 Siderurgica Belgo-Mineira.............................      970,000         83,417
 Siderurgica de Tubarao Sid Tubarao....................   15,120,000        194,806
 *Siderurgica Paulista Pfd.............................       65,000         10,682
 Suzano de Papel e Celulose............................       54,000        113,885
 Tele Celular Sul Participacoes SA.....................      137,922            461
 Tele Centro Oeste Celular Participacoes SA............      137,922            466
 Tele Centro-Sul Participacoes.........................   45,137,922        546,446
 Tele Leste Celular Participacoes SA...................      176,996            143
 Tele Norte Celular Participacoes SA...................      137,922            127
 Tele Norte Leste Participacoes SA.....................   96,740,604      1,897,165
 *Telemig Celular Participacoes SA.....................      137,922            402
 Telenordeste Celular Participacoes SA.................      137,922            365
 Telesp Celular Participacoes..........................  176,941,089      2,709,093
 Telesp Participacoes SA...............................   61,927,922      1,560,478
 Telesudeste Celular Participacoes SA..................   82,837,922        708,800
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....       52,039        228,051
 Unibanco-Uniao de Bancos Brasileiros SA...............   12,963,000        639,089
 Usinas Siderurgicas de Minas Gerais...................          325          1,362
 *Vale do Rio Doce Series B............................       81,160              0

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Vale do Rio Doce Series A.............................      121,160   $  3,006,567
 Votorantim Celulose e Papel SA........................    9,467,325        300,794
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $18,144,996)...................................                  22,664,485
                                                                       ------------
COMMON STOCKS -- (2.4%)
 *Acos Especiais Itabira-Acesita Aces..................   25,963,524         13,654
 Ambev Cia de Bebidas das Americas.....................      252,000        126,999
 Ceval Alimentos SA....................................   11,610,114         19,398
 Embraco SA............................................      130,000         58,038
 Embraer Empresa Brasileira de Aeronautica.............      157,000        713,824
 *Embratel Participacoes...............................   57,550,000        942,605
 *Empresa Nasional de Comercio Redito e Participacoes
   SAncorpar...........................................      480,000          1,236
 Gerdau SA.............................................   36,040,000        409,456
 Inversiones Luz SA....................................    3,140,000        125,564
 Lojas Americanas SA...................................   14,042,476         29,231
 *Mannesmann SA........................................      149,000          9,794
 Petroquimica do Sul Copesul...........................    8,276,000        358,147
 *Santista Alimentos SA................................       43,777          6,715
 Sao Carlos Empreendimentos e Participacoes SA.........   14,042,476         30,692
 *Seara Alimentos SA...................................   11,610,114          4,833
 Serrana SA............................................        2,054          1,046
 Siderurgica Nacional Sid Nacional.....................   26,651,000        875,948
 Souza Cruz Industria e Comercio.......................      101,000        556,033
 Tele Celular Sul Participacoes........................   57,550,000        147,853
 Tele Centro Oeste Celular Participacoes...............   57,550,000        174,965
 *Tele Centro Sul Participacoes SA.....................   57,550,000        517,645
 Tele Leste Celular Participacoes......................   73,854,224         60,685
 Tele Norte Celular Participacoes......................   57,550,000         47,603
 Tele Norte Leste Participacoes........................   57,550,710        904,786
 Tele Sudeste Celular Participacoes....................   57,550,000        245,897
 *Telemig Celular Participacoes........................   57,550,000        138,711
 Telenordeste Celular Participacoes....................   57,550,000        131,776
 Telesp Celular Participacoes SA.......................   57,553,818        937,939
 Telesp Participacoes SA...............................   57,550,000        870,097
 Unibanco Unias de Bancos Brasileiros SA...............    1,500,000         36,154
 VSMA (Cia Vidraria Santa Marina)......................       54,000         65,373
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $6,054,628)....................................                   8,562,697
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Serrana SA Preferred Rights 06/17/00.................        1,866              0
 *Serrana SA Rights 06/17/00...........................        1,564              0
 *Siderurgica Belgo-Mineira Rights 06/23/00............            7              0
 *Tele Norte Leste Participacoes SA Preferred Rights
   06/06/00............................................      122,307            348
 *Tele Norte Leste Participacoes SA Rights 06/06/00....       73,181            180
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                         528
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $24,199,624)...................................                  31,227,710
                                                                       ------------
THAILAND -- (7.2%)
COMMON STOCKS -- (7.2%)
 *Advance Agro Public Co., Ltd. (Foreign)..............    1,030,130        420,407
                                                            SHARES           VALUE+
                                                            ------           ------

 *Advanced Info Service Public Co., Ltd. (Foreign).....      593,100   $  6,807,667
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        1,000          2,449
 BEC World Public Co., Ltd. (Foreign)..................      132,700        812,344
 *Bangkok Expressway Public Co., Ltd. (Foreign)........    2,333,000        577,224
 *Bangkok Metropolitan Bank Public Co., Ltd.
   (Foreign)...........................................            1              0
 *Bangkok Rubber Public Co., Ltd. (Foreign)............       14,600          1,713
 *Bank of Asia Public Co., Ltd. (Foreign)..............       21,450          7,933
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........    1,576,500        289,524
 Delta Electronics (Thailand) Public Co., Ltd.
   (Foreign)...........................................      349,156      2,368,967
 *Five Stars Property Public Co., Ltd. (Foreign).......        8,360            704
 *International Broadcasting Corp. Public Co., Ltd.
   (Foreign)...........................................       11,270          5,390
 *International Engineering Public Co., Ltd.
   (Foreign)...........................................        2,000            296
 *Kiatnakin Finance and Securities Public Co., Ltd.
   (Foreign)...........................................       12,800          6,693
 *Krung Thai Bank Public Co., Ltd. (Foreign)...........    9,972,670      3,116,057
 *MK Real Estate Development Public Co., Ltd.
   (Foreign)...........................................        2,925            336
 Mutual Fund Public Co., Ltd. (Foreign)................          500            498
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................      630,150         99,654
 *Sammakorn Public Co., Ltd. (Foreign).................        7,500          1,779
 *Sanyo Universal Electric Public Co., Ltd.
   (Foreign)...........................................        6,500          1,094
 *Shinawatra Computer and Communications Public Co.,
   Ltd. (Foreign)......................................      581,000      2,904,625
 *Siam Cement Public Co., Ltd. (Foreign)...............       27,000        498,609
 *Siam City Cement Public Co., Ltd. (Foreign)..........      354,813        995,520
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......      958,166        604,887
 Siam Makro Public Co., Ltd. (Foreign).................      727,100        806,754
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        2,900            777
 *Srithai Superware Public Co., Ltd. (Foreign).........       16,400          3,974
 *Telecomasia Corp. Public Co., Ltd. (Foreign).........    4,574,500      4,550,573
 *Thai Danu Bank Public Co., Ltd. (Foreign)............      201,800         41,178
 *Thai German Ceramic Industry Public Co., Ltd.
   (Foreign)...........................................       11,100          1,996
 *Thai Military Bank Public Co., Ltd. (Foreign)........    1,935,500        315,959
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................    2,768,960        374,326
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $32,945,406)...................................                  25,619,907
                                                                       ------------

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Telecomasia Corp. Public Co., Ltd. (Foreign) Rights
   2000-2008...........................................    1,444,578   $          0
 *Thai Danu Bank Public Co., Ltd. (Foreign) Rights
   06/12/00............................................      201,800              0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- THAILAND
  (Cost $32,945,406)...................................                  25,619,907
                                                                       ------------
GREECE -- (7.2%)
COMMON STOCKS -- (7.2%)
 Alpha Credit Bank.....................................       33,603      1,413,884
 *Alpha Finance S.A....................................       12,820        706,870
 Altec Information & Communication Systems S.A.........       80,805      1,273,456
 *Aspis Pronia General Insurance S.A...................       18,180        206,187
 Athens Medical Center S.A.............................       73,335      1,079,020
 *Attica Enterprises S.A. Holdings.....................      111,701      1,362,169
 Bank of Attica S.A....................................       51,135        668,624
 Bank of Macedonia and Thrace S.A......................       60,750      1,132,990
 Bank of Piraeus S.A...................................       60,280      1,148,285
 Delta Informatics S.A.................................       46,800        686,663
 *Ergo Bank S.A........................................       11,490        234,374
 Ethniki General Insurance Co..........................       43,944      1,397,783
 General Hellenic Bank.................................       33,012        856,947
 Halkor S.A............................................      119,280        689,537
 Hellenic Bottling Co., S.A............................       62,590        988,979
 *Hellenic Sugar Industry S.A..........................       11,760        198,444
 Hellenic Technodomiki S.A.............................       26,590        640,467
 *Heracles General Cement Co...........................       39,060        956,420
 *Inform P. Lykos S.A..................................       13,790        484,759
 Intracom S.A..........................................       54,906      2,266,400
 Intrasoft S.A.........................................       53,739      1,304,014
 Maillis (M.J.) S.A....................................       73,880      1,022,976
 Mytilineos Holdings S.A...............................      125,240      1,322,144
 National Investment Bank for Industrial Development...       26,800        700,487
 Silver & Baryte Ores Mining Co. S.A...................       15,260        475,103
 *Tiletipos S.A........................................       23,910        393,596
 Titan Cement Co.......................................       29,690      1,215,322
 Xiosbank S.A..........................................       30,480        573,068
                                                                       ------------
TOTAL -- GREECE
  (Cost $23,563,234)...................................                  25,398,968
                                                                       ------------
MEXICO -- (7.0%)
COMMON STOCKS -- (7.0%)
 *Altos Hornos de Mexico S.A...........................       97,000         28,108
 Apasco S.A. de C.V....................................       69,000        391,900
 *Carso Global Telecom S.A. de C.V. Telecom Series
   A1..................................................      768,000      1,740,767
 Cementos de Mexico S.A. de C.V. Series B..............      241,722      1,024,598
 Controladora Comercial Mexicana S.A. de C.V. Series
   B...................................................      175,000        152,774
 Desc S.A. de C.V. Series B............................      295,000        176,860
 Desc S.A. de C.V. Series C............................        6,905          4,038
 El Puerto de Liverpool S.A. Series C1.................      339,500        642,754
 *Empresas ICA Sociedad Controladora S.A. de C.V.......      207,900         62,977
 *Empresas la Moderna S.A. de C.V. Series A............      120,000        638,652
 *Fomento Economico Mexicano Series B & D..............      270,000      1,022,347
                                                            SHARES           VALUE+
                                                            ------           ------

 *Gruma S.A. de C.V. Series B..........................       90,406   $    105,739
 *Grupo Carso S.A. de C.V. Series A-1..................      203,000        619,193
 *Grupo Celanese S.A. Series B2........................      140,000              0
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   L...................................................       13,187         37,449
 *Grupo Financiero Banamex Accival S.A. de C.V. Series
   O...................................................      377,000      1,231,219
 *Grupo Financiero Bancomer S.A. de C.V. Series L......        7,792          3,852
 *Grupo Financiero Bancomer S.A. de C.V. Series O......    1,246,380        639,739
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       30,000              0
 *Grupo Financiero Inbursa Series O....................      239,699        787,859
 *Grupo Financiero Serfin S.A. de C.V. Series B........      249,102         12,838
 *Grupo Gigante S.A. de C.V. Series A..................      113,799        173,557
 Grupo Industrial Alfa S.A. Series A...................      150,290        410,204
 Grupo Industrial Bimbo S.A. de C.V. Series A..........      392,000        552,488
 Grupo Industrial Maseca S.A. de C.V. Series B.........      229,000        108,388
 *Grupo Mexico S.A. de C.V. Series B...................      172,000        586,146
 Grupo Modelo S.A. de C.V. Series C....................      312,000        689,138
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................      700,000      1,965,810
 *Hylsamex S.A. de C.V. Series B.......................       60,000        110,565
 Industrias Penoles S.A. de C.V........................      103,000        228,045
 Kimberly Clark de Mexico S.A. de C.V. Series A........      225,000        698,131
 *Organizacion Soriana S.A. de C.V. Series B...........      150,000        506,441
 *Seguros Comercial America S.A. de C.V. Series B......       63,000        236,560
 Telefonos de Mexico S.A. Series A.....................      100,000        244,543
 Telefonos de Mexico S.A. Series L.....................    3,042,000      7,423,000
 Tubos de Acero de Mexico S.A..........................       17,000        225,295
 Vitro S.A.............................................      121,600        142,735
 *Walmart de Mexico S.A. de C.V. Series C..............      417,000        807,901
 *Walmart de Mexico S.A. de C.V. Series V..............      137,180        282,511
                                                                       ------------
TOTAL -- MEXICO
  (Cost $16,639,601)...................................                  24,715,121
                                                                       ------------
CHILE -- (6.8%)
COMMON STOCKS -- (6.8%)
 BBV Banco BHIF ADR....................................       30,000        448,125
 Banco de Santiago SA ADR..............................       84,800      1,526,400
 *Banco Edwards SA ADR.................................       55,248        780,378
 *Banco Santander Chile Sponsored ADR..................      102,500      1,524,687
 Chilgener SA ADR......................................       92,600      1,279,037
 Cia Telecom de Chile ADR..............................      207,000      4,081,781
 Compania Cervecerias Uni ADR..........................       66,400      1,477,400
 Cristalerias de Chile SA ADR..........................       14,500        248,312
 Distribucion y Servicio D&S SA ADR....................      100,500      1,852,969
 Embotelladora Andina SA Andina ADR....................       81,300      1,001,006
 Embotelladora Andina SA Andina Series B ADR...........       57,700        605,850
 *Empresa Nacional de Elec ADR.........................      273,818      3,234,475
 *Empresas Telex - Chile SA ADR........................        7,880         27,580
 *Enersis SA ADR.......................................      139,503      3,003,674

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Laboratorio Chile SA Labchile ADR.....................       30,000   $    584,063
 Lan Chile SA ADR......................................       86,400        685,800
 *Madeco SA ADR........................................       44,500        349,047
 Masisa SA ADR.........................................       16,500        210,375
 Santa Isabel SA ADR...................................       15,500        133,688
 Sociedad Quimica y Minera Chile ADR...................       29,502        668,405
 Vina Concha y Toro SA Conchatoro ADR..................       14,600        534,725
                                                                       ------------
TOTAL -- CHILE
  (Cost $24,799,606)...................................                  24,257,777
                                                                       ------------
ARGENTINA -- (6.2%)
COMMON STOCKS -- (6.2%)
 *Acindar Industria Argentina de Aceros SA Series B....      449,000        388,412
 *Alpargatas SA Industrial y Comercial.................        1,078          8,697
 *Alto Palermo SA Series A.............................        5,000         34,002
 *Astra Cia Argentina de Petroleos SA..................      719,690      1,878,522
 Banco de Galicia y Buenos Aires SA Series A...........      576,044      2,148,794
 *Banco del Sud Sociedad Anonima Series B..............       29,000         42,053
 Banco Frances del Rio de la Plata SA..................      258,209      1,665,565
 Banco Rio de la Plata SA..............................      191,500      1,260,158
 *Buenos Aires Embotelladora SA Series B...............          100            492
 *Capex SA Series A....................................       41,102        228,132
 *Celulosa Argentina SA Series B.......................       37,500          5,513
 Central Costanera SA Series B.........................       59,100        111,116
 *Central Puerto SA Series B...........................       16,000         24,482
 *Garovaglio y Zorraquin SA............................       28,000         22,682
 Gas Natural SA, Buenos Aires..........................       25,000         46,253
 IRSA Inversiones y Representaciones SA................      237,574        584,473
 *Indupa SA Industrial y Comercial.....................      335,366        223,034
 *Juan Minetti SA......................................      209,983        272,997
 *Ledesma SA...........................................      135,378         75,817
 Metrogas SA Series B..................................      403,115        346,703
 *Molinos Rio de la Plata SA Series B..................      311,287        532,338
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................       25,542         72,800
 PC Holdings SA Series B, Buenos Aires.................    1,964,901      3,104,761
 *Renault Argentina SA.................................      176,559        113,006
 Siderar SAIC Series A.................................      219,876        565,121
 Siderca SA Series A...................................      714,907      1,329,820
 *Sociedad Comercial del Plata.........................      187,740         32,857
 Telecom Argentina Stet-France SA Series B.............      472,000      2,331,843
 Telefonica de Argentina SA Series B...................    1,058,000      3,491,644
 Transportadora de Gas del Sur SA Series B.............      636,000        985,869
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $23,611,268)...................................                  21,927,956
                                                                       ------------
PHILIPPINES -- (5.8%)
COMMON STOCKS -- (5.8%)
 Aboitiz Equity Ventures, Inc..........................    7,014,400        296,035
 Ayala Corp............................................   11,578,000      1,845,964
 Ayala Land, Inc.......................................   18,687,576      2,146,989
 *Bank of the Philippine Island........................    1,472,341      2,813,498
 *Belle Corp...........................................    4,916,000        133,706
 Equitable PCI Bank, Inc...............................      875,000      1,087,338
                                                            SHARES           VALUE+
                                                            ------           ------

 *Filinvest Development Corp...........................    4,664,500   $    153,114
 *Filinvest Land, Inc..................................    9,822,000        331,622
 *International Container Terminal Services, Inc.......    1,525,837         45,078
 La Tondena Distillers, Inc............................      693,200        487,596
 *Metro Pacific Corp...................................   17,813,860        246,428
 Metropolitan Bank & Trust Co..........................      595,389      2,903,654
 *Petron Corp..........................................   19,893,000        643,665
 Philippine Long Distance Telephone Co.................      174,940      3,137,843
 *Philippine National Bank.............................      259,975        411,449
 SM Prime Holdings, Inc................................   22,614,000      2,757,156
 *Security Bank Corp...................................      320,842        173,021
 *Southeast Asia Cement Holdings, Inc..................       30,190            269
 *Union Bank of the Philippines........................      812,300        495,188
 Universal Robina Corp.................................    2,871,000        343,308
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $42,232,927)...................................                  20,452,921
                                                                       ------------
INDONESIA -- (3.4%)
COMMON STOCKS -- (3.4%)
 *Bank Lippo Tbk.......................................      557,000          8,105
 PT Asahimas Flat Glass Co., Ltd.......................       75,000          7,203
 *PT Astra Agro Lestari Tbk............................      856,000        154,459
 *PT Astra International Tbk...........................    1,949,000        567,229
 *PT Bakrie & Brothers Tbk.............................    1,259,000         14,657
 *PT Bank International Indonesia......................    2,227,191         25,928
 *PT Barito Pacific Timber.............................      910,000         29,133
 *PT Bimantara Citra...................................      589,000         68,568
 *PT Charoen Pokphand Tbk..............................       95,000         29,307
 *PT Ciputra Development Tbk...........................      262,000         11,438
 *PT Citra Marga Nusaphala Persada.....................      960,000         50,291
 *PT Dankos Laboratories...............................      105,000          9,168
 *PT Duta Pertiwi......................................      200,000         13,970
 *PT Gajah Tunggal Tbk.................................    2,977,000        155,954
 *PT Gt Kabel Indonesia Tbk............................      212,000          3,085
 *PT GT Petrochem Industries Tbk.......................       70,000          2,037
 *PT Hanjaya Mandala Sampoerna Tbk.....................      871,500      1,116,006
 *PT Hero Supermarket Tbk..............................       78,000         11,804
 *PT Indah Kiat Pulp & Paper Corp......................    4,143,601        675,325
 *PT Indocement Tunggal Prakarsa.......................    2,150,000        825,960
 *PT Indofood Sukses Makmur............................    1,564,280        783,050
 *PT Indorama Synthetics Tbk...........................      365,580         34,047
 PT Indosat Tbk........................................      972,500      1,058,541
 *PT Jakarta International Hotel and Development Tbk...      362,500         22,155
 *PT Jaya Real Property................................      305,000         19,528
 *PT Kalbe Farma Tbk...................................      750,000         50,204
 *PT Kawasan Industry Jababeka Tbk.....................      407,333         16,597
 *PT Lippo Land Development Tbk........................      174,000          6,077
 *PT Makindo Tbk.......................................      886,000        314,586
 *PT Matahari Putra Prima Tbk..........................    2,543,000        199,828
 *PT Mayorah Indah.....................................      288,720         14,285
 *PT Medco Energi International Tbk....................      385,000        190,483
 *PT Modern Photo Tbk..................................      154,000         25,099
 *PT Mulia Industrindo.................................      850,680         32,185
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................      765,821        109,212
 *PT Pakuwon Jati Tbk..................................      312,000          6,356
 *PT Panasia Indosyntec Tbk............................      103,600          5,879
 PT Perusahaan Rokok Tjap Gudang Garam.................    1,593,500      2,077,671
 *PT Polysindo Eka Perkasa Tbk.........................      481,000         13,999
 *PT Ramayana Lestari Sentosa Tbk......................      544,500        283,660
 *PT Sari Husada Tbk...................................       13,440          7,041
 *PT Semen Cibinong Tbk................................      231,000          7,395

THE EMERGING MARKETS SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 PT Semen Gresik.......................................      557,002   $    479,838
 *PT Summarecon Agung..................................       87,838          2,301
 PT Telekomunikasi Indonesia (Persero) Tbk.............    6,223,820      2,046,831
 PT Tempo Scan Pacific.................................       19,500          8,740
 PT Tigaraksa Satria Tbk...............................       25,200          8,948
 PT Timah Tbk..........................................      327,000         91,362
 *PT Unggul Indah Corp. Tbk............................      128,700         28,092
 *PT Unilever Indonesia Tbk............................       14,000        143,830
 *PT United Tractors...................................       15,000          9,910
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $33,040,560)...................................                  11,877,357
                                                                       ------------
PORTUGAL -- (1.7%)
COMMON STOCKS -- (1.7%)
 Banco Comercial Portugues SA..........................      332,485      1,624,991
 Banco Espirito Santo e Comercial de Lisboa............       23,900        557,448
 *Companhia de Seguros Mundial Confianca SA............       16,920        909,959
 Companhia de Seguros Tranquilidade SA.................        8,560        258,242
 Investimentos Participacoes e Gestao SA Inapa.........       29,267        169,368
 Jeronimo Martins (Estabelecimentos Jeronimo Martins &
   Filho Administracao e Participacoes Financeiros
   SA).................................................        9,865        154,707
 Modelo Continente SGPS SA.............................       55,800        740,012
 Portucel Industrial Empresa Produtora de Celulose
   SA..................................................       16,640        101,388
 *Sociedad Construcoes Soares da Costa SA..............       17,514         48,890
 Sociedade de Investimento e Gestao SGPS SA............       10,120        170,813
 *Sonae Industria-Sociedade Gestora de Participacoes
   Sociais SA..........................................       13,587         81,904
 Sonae Investimentos Sociedade Gestora de Participacoes
   Sociais SA..........................................       24,059      1,046,451
                                                                       ------------
TOTAL -- PORTUGAL
  (Cost $2,333,058)....................................                   5,864,173
                                                                       ------------
POLAND -- (0.7%)
COMMON STOCKS -- (0.3%)
 *Agora SA.............................................        8,851        229,321
 *Bank Handlowy W. Warszawie SA........................       13,983        212,287
 *Bank Polska Kasa Opieki - Grupa Pekao SA.............        2,641         33,432
 *Bank Przemyslowo-Handlowy SA.........................          359         17,134
 *Bank Slaski SA.......................................        1,702         91,289
 *Big Bank Gdanski SA..................................       31,418         64,264
 *Elektrim SA..........................................       15,491        202,791
                                                            SHARES           VALUE+
                                                            ------           ------
 *Polish Telecom TPSA..................................       31,432   $    220,738
 *Powszechny Bank Kredytowy SA.........................        4,192         85,745
 *Prokom Software SA...................................        2,540        111,991
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $1,266,928)....................................                   1,268,992
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.4%)
 *Poland Zloty
   (Cost $1,273,247)...................................                   1,270,302
                                                                       ------------
TOTAL -- POLAND
  (Cost $2,540,175)....................................                   2,539,294
                                                                       ------------
HUNGARY -- (0.4%)
COMMON STOCKS -- (0.4%)
 *Borsodchem RT........................................        5,306        174,552
 *Budapesti Elektromos Muvek RT........................          185         10,419
 *Delmagyarorszagi Aramszolgaltato Demasz RT...........        1,925        111,166
 *Egis RT..............................................        4,048        173,697
 *Gedeon Richter, Ltd..................................        4,014        233,884
 *Hungarian Telecommunications Co......................       32,447        223,344
 *Magyar Olay-Es Gazipari RT...........................       12,616        219,695
 *OTP Bank, Ltd........................................        5,014        268,844
 *Tiszai Vegyi Kombinat RT.............................       12,601        186,541
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $1,614,267)....................................                   1,602,142
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $1,456).......................................                       1,410
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (4.0%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhattan Bank N.A. 6.00%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $14,280,044) to be
   repurchased at $14,002,333.
   (Cost $14,000,000)..................................  $    14,000     14,000,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $322,609,164)++................................                $354,173,738
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $323,332,402.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                            SHARES           VALUE+
                                                            ------           ------
TURKEY -- (14.7%)
COMMON STOCKS -- (14.7%)
 Adana Cimento Sanayi Ticaret A.S......................    21,560,580  $   103,157
 *Akal Tekstil A.S.....................................       926,625       32,312
 Aksa..................................................     6,203,750      221,358
 *Aksu Iplik Dokuma ve Boya Apre Fab A.S...............     2,132,236       21,787
 Aktas Elektrik Ticaret A.S............................       370,000      102,016
 Alarko Sanayii ve Ticaret A.S.........................       841,499       87,348
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     1,464,000       51,644
 *Anadolu Anonim Turk Sigorta Sirketi..................    12,540,000       96,607
 *Anadolu Gida Sanayi A.S..............................     3,900,000       82,229
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.
   Series C............................................     1,600,000      163,485
 Bagfas Bandirma Gubre Fabrik..........................     2,300,000      111,909
 Bandirma Vitaminli Yem Sanayii Ticaret A.S............     3,460,000      138,889
 Bati Cimento A.S......................................     2,995,996       69,243
 *Bekoteknik Sanayi A.S................................     5,135,109      133,256
 *Bolu Cimento Sanayi A.S..............................     7,936,446       51,488
 Borusan...............................................     2,695,000       68,843
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............     9,020,000       72,415
 Bursa Cimento Fabrikasi A.S...........................     2,200,000       83,851
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................     7,200,000      145,969
 *Carsi Buyuk Magazacilik..............................     1,767,000       61,616
 Cimentas A.S..........................................     2,290,000       94,709
 *Deva Holding A.S.....................................    10,869,332       33,495
 *Doktas...............................................     2,200,000       65,118
 *Eczacibasi Ilac......................................     6,188,000      153,052
 *Eczacibasi Yapi Gere.................................       750,000       24,632
 *Ege Seramik Co., Inc.................................     1,582,680       18,995
 *Egeplast.............................................       386,000        8,765
 *Es Kisehir Bankasi Esbank............................     9,343,710       26,141
 *Finansbank...........................................    62,775,023      203,627
 Goltas Cimento........................................     1,330,000       26,424
 *Good Year Lastikleri A.S.............................     5,956,750      188,392
 Gubre Fabrikalari Ticaret A.S.........................       937,440       24,707
 *Gunes Sigorta A.S....................................     6,570,000       47,951
 *Guney Biracilik......................................     2,220,400      104,435
 *Hektas Ticaret A.S...................................     6,053,487       35,836
 *Ihlas Holding........................................     7,871,114      252,128
 *Isiklar Amba.........................................       895,000       17,056
 *Izmir Demir Celik....................................     9,942,500       55,633
 Karsu Tekstil.........................................     1,136,000       15,661
 Kartonsan.............................................     1,698,750      110,206
 Kav Orman Sanayii A.S.................................     3,003,000       42,860
 *Kent Gida Maddeleri Sanayii ve Ticaret A.S...........     4,352,000       82,936
 *Kepez Elektrik Ticaret A.S...........................        91,000       82,651
 *Kerevitas Gida Sanayi ve Ticaret A.S.................     2,532,000       29,567
 *Konya Cimento........................................     1,110,000       26,104
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................     5,150,000      179,582
 Mardin Cimento........................................     3,450,000       53,717
                                                            SHARES           VALUE+
                                                            ------           ------
 Marshall Boya ve Vernik Sanayii A.S...................       951,000  $   101,799
 *Medya Holdings A.S. Series C.........................    15,849,000      228,775
 Merko Gida Sanayi ve Ticaret A.S. Series A............     1,058,000       32,174
 *Milliyet Gazetecilik A.S.............................    13,721,400       95,694
 *Milpa Ticari ve Sinai Urunler Pazarlama..............     3,366,000       61,416
 *Mudurnu Tavukculuk A.S...............................     1,740,000       20,883
 *Mutlu Aku............................................     1,527,000       30,958
 *Nergis Holding A.S...................................       892,000        5,353
 *Nergis Holding A.S. Issue 99.........................       892,000            0
 *Net Holding A.S......................................     6,147,540       54,838
 *Net Turizm...........................................     3,366,000       53,500
 Otobus Karoseri Sanayi A.S............................       780,000       78,434
 Peg Profilo A.S.......................................     7,713,580      375,314
 Pinar Su Sanayi ve Ticaret A.S........................     4,047,750       65,649
 *Raks Elektroniks A.S.................................     2,730,000       22,360
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     2,627,865       80,979
 T. Tuborg Bira ve Malt Sanayi A.S.....................     3,131,250       41,136
 Tat Konserve..........................................     3,476,666       64,845
 *Tekstil Bankasi A.S..................................    10,588,206       55,811
 *Teletas Telekomunikasyon Endustri Ticaret A.S........     1,354,000      334,893
 *Turk Demir Dokum.....................................     5,039,996       76,020
 *Turk Dis Ticaret Bankasi A.S.........................    31,685,144       87,362
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............       622,500       84,808
 *USAS (Ucak Servisi A.S.).............................        60,000       64,226
 *Uzel Makina Sanayi A.S...............................     7,772,000      126,052
 *Vakif Finansal Kiralama A.S..........................     1,994,623       14,719
 *Yasarbank A.S........................................     6,205,102       19,625
 Yunsa Yunlu Sanayi ve Ticaret A.S.....................       619,000       18,573
                                                                       -----------
TOTAL -- TURKEY
  (Cost $3,582,723)....................................                  6,199,998
                                                                       -----------
ISRAEL -- (11.0%)
COMMON STOCKS -- (11.0%)
 Agis Industries (1983), Ltd...........................        27,000      220,754
 American Israeli Paper Mills, Ltd.....................           800       50,373
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        15,422      149,759
 Baran.................................................         9,500      273,617
 *Beit Shemesh Motor...................................         3,351       10,101
 Delek Automotive Systems, Ltd.........................         2,588       11,866
 Delta Galil Industries, Ltd...........................         3,000       62,847
 *Discount Mortgage Bank, Ltd..........................         1,320      104,290
 *Elbit Medical Imaging................................         4,500       42,998
 *Elbit, Ltd...........................................         4,500       45,013
 Elco Industries (1975)................................         6,000       49,243
 Electra Consumer......................................        20,300      264,392
 Electra Israel, Ltd...................................         3,000      229,624
 *Electric Wire & Cable Co. of Israel, Ltd.............        12,800       51,116
 Feuchtwanger Industries...............................           224       28,370
 *Formula Systems......................................         6,570      337,087
 *Israel General Bank, Ltd.............................         3,222      126,510
 Israel Land Development Co., Ltd......................        26,000      267,107

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Israel Petrochemical Enterprises, Ltd.................        32,500  $   175,073
 *Israel Salt Industries...............................        38,139      366,157
 *J.O.E.L. Jerusalem Oil Exploration, Ltd..............         6,178       28,474
 *Knafaim-Arkia Holdings, Ltd..........................         1,200       17,382
 Maman Cargo Terminals & Handling, Ltd.................        33,600       93,315
 Mehadrin, Ltd.........................................         3,887      123,678
 *Middle East Tube Co..................................        19,000       17,741
 Miloumor..............................................        12,658      112,130
 *Mishkan Hapoalim Mortgage Bank, Ltd. Series B........         1,440      285,806
 *Mul-t-lock, Ltd......................................        20,500      111,609
 *Naphta Israel Petroleum Corp.........................       105,630       19,119
 *Nice Systems, Ltd....................................         5,785      346,949
 *Ormat Industries.....................................        54,000      155,142
 Rapac Electronics, Ltd................................         6,000       54,731
 Tambour...............................................        64,000      113,694
 Tefahot Israel Mortgage Bank, Ltd.....................           330      200,758
 Ytong Industries, Ltd.................................        52,500       88,740
                                                                       -----------
TOTAL -- ISRAEL
  (Cost $2,793,907)....................................                  4,635,565
                                                                       -----------
BRAZIL -- (11.0%)
PREFERRED STOCKS -- (8.9%)
 *Acesita SA...........................................   226,265,315      146,256
 *Acos Villares SA.....................................       120,000        1,709
 *Alpargatas-Santista Textil SA........................       300,000       21,347
 Banco Mercantil do Brasil SA..........................       130,000       17,090
 Bombril SA............................................     5,900,000       36,198
 Brasiliero de Petroleo Ipiranga.......................    16,800,000      174,854
 Caemi Mineracao e Metalurgia SA.......................       500,000       43,001
 *Cambuci SA...........................................         4,000          151
 Cimento Portland Itau.................................     1,670,000      201,258
 Confab Industrial SA..................................        27,000       14,938
 Coteminas Cia Tecidos Norte de Minas..................       733,426       49,011
 Distribuidora de Produtos Petreleo Ipirangi SA........     3,900,000       48,068
 Duratex SA............................................     3,000,000       74,773
 *ENERSUL Empresa Energetjica de Mato Grosso do Sul SA
   Series B............................................    13,156,000       58,735
 Energetica do Ceara Coelce............................    22,000,000       56,039
 *Forca Luz Cataguazes Leopoldina Series A.............    23,400,000       24,867
 Francisco Stedile SA Series A.........................    20,200,000       12,172
 Globex Utilidades SA..................................        18,000      135,578
 *Gradiente Eletronica SA..............................         2,600       31,334
 IKPC SA (Industrias Klabin de Papel e Celulose).......       220,000      186,796
 *Industria de Bebidas Antarctica Minas Gerais
   Antarctic...........................................       171,000       21,545
 *Industria de Bebidas Antarctica Polar SA.............        23,000       30,238
 *Industrias Villares SA...............................        58,000          112
 *Inepar Energia SA....................................         1,016            0
 *Inepar SA Industria e Construcoes....................     9,900,001       19,306
 *Inepar-Fem Equipamentos e Montagem SA................         1,260           59
                                                            SHARES           VALUE+
                                                            ------           ------
 Lojas Americanas SA...................................    10,690,369  $    23,307
 *Mahle Cofap Aneis SA.................................         6,000       13,722
 *Manah SA.............................................       900,000       10,748
 *Marcopolo SA.........................................        20,000       31,005
 *Marisol SA Industria do Vestuario....................        36,000       26,623
 Metal Leve SA.........................................     2,500,000       38,674
 Metalurgica Barbara...................................    25,300,000       24,946
 Metalurgica Gerdau SA.................................     5,725,694      122,322
 Mineracao da Trinidade Samitri........................     6,058,800      195,818
 Oxiteno SA Industria e Comercio.......................        12,160       55,487
 *Paranapanema SA......................................     6,200,000       11,276
 Perdigao SA NPV.......................................    55,000,000       56,641
 Pirelli Pneus SA......................................        33,000       90,566
 *Randon Participacoes SA..............................    51,000,000       12,292
 *Rasip Agro Pastoril SA...............................    51,000,000        1,956
 Real Consorcio Participacoes SA.......................        19,000       34,659
 Refinaria de Petroleo Ipiranga SA.....................     3,600,000       42,419
 *Renner Herrmann SA...................................        28,000       10,583
 Sadia Oeste SA Inclusttia e Comercio Soes.............       155,000       76,417
 Sao Carlos Empreendimentos e Participacoes SA.........    10,690,369       21,667
 Serrana SA............................................        55,000       28,622
 *Sharp SA Equipamentos Eletronicos....................    30,200,000        1,323
 Siderurgica Belgo-Mineira.............................     2,650,000      227,893
 Siderurgica de Tubarao Sid Tubarao....................    17,400,000      224,182
 *Siderurgica Paulista Pfd.............................       107,000       17,584
 *Tam Transportes Aereos Regionais SA..................     1,150,000       17,639
 Tele Celular Sul Participacoes SA.....................    35,100,000      117,287
 Tele Leste Celular Participacoes SA...................   104,589,388       84,794
 Tele Norte Celular Participacoes SA...................    81,400,000       74,911
 *Telemig Celular Participacoes SA.....................    81,400,000      237,219
 Telenordeste Celular Participacoes SA.................   112,800,000      298,449
 Usinas Siderurgicas de Minas Gerais...................           535        2,242
 *Varig SA Viacao Aerea Riograndense...................        16,000       24,103
 Weg SA................................................       165,000       84,962
                                                                       -----------
TOTAL PREFERRED STOCKS
  (Cost $2,895,240)....................................                  3,747,773
                                                                       -----------
COMMON STOCKS -- (2.1%)
 *Acos Especiais Itabira-Acesita Aces..................    42,900,000       22,560
 *Avipal SA Avicultura e Agropecua.....................    15,900,000       19,162
 Copene-Petroquimica do Nordeste SA Series A...........       620,000      203,784
 Embraco SA............................................       230,000      102,683
 Eternit SA............................................       120,000       22,350
 *Mannesmann SA........................................       215,000       14,132
 Metalurgica Gerdau....................................       323,038        5,663
 *Rhodia Ster SA.......................................       640,780       38,611
 Sao Paulo Alpargatas SA...............................       510,000       33,525
 Tele Centro Oeste Celular Participacoes SA............   121,208,993      409,669
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $595,256)......................................                    872,139
                                                                       -----------

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
RIGHTS/WARRANTS -- (0.0%)
 *Manah SA Rights 06/17/00.............................     1,000,938  $       104
 *Serrana SA Preferred Rights 06/17/00.................        41,905            0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        104
                                                                       -----------
TOTAL -- BRAZIL
  (Cost $3,490,496)....................................                  4,620,016
                                                                       -----------
GREECE -- (10.9%)
COMMON STOCKS -- (10.8%)
 Aegek.................................................        13,700      128,413
 Aktor S.A.............................................        17,901      181,833
 Alcatel Cables Hellas S.A.............................         2,730       60,121
 *Alfa-Beta Vassilopoulos S.A..........................         5,250      103,838
 *Alpha Leasing........................................         2,190       37,468
 Alte Technological Company............................        12,000      168,800
 Aluminum of Attica S.A................................        49,200      393,443
 *Aspis Pronia General Insurance S.A...................        11,610      131,674
 Atti-Kat S.A..........................................         5,940       62,953
 Chipita S.A...........................................        19,050      190,358
 Delta Dairy S.A.......................................        13,855      233,796
 Edrassi C. Psallidas S.A..............................         7,670       98,812
 Elais Oleaginous Production S.A.......................         7,080      171,119
 *Etba Leasing S.A.....................................         8,910      128,890
 Fourlis S.A...........................................         2,180       43,568
 Goody's S.A...........................................         8,710      211,714
 Halkor S.A............................................         9,200       53,184
 Hellas Can Packaging Manufacturers S.A................         4,340      139,183
 Hellenic Biscuits Co. S.A.............................         9,540       69,068
 Hellenic Cables S.A...................................         3,950       56,651
 Klonatex S.A..........................................         3,630       52,911
 Lavipharm S.A.........................................        20,710      149,936
 Light Metals Industry.................................         6,700       78,293
 *M.Travlos Br. Com. & Constr. Co. S.A.................         1,990       12,435
 *Michaniki S.A........................................         3,990       38,497
 *Petzetakis S.A.......................................        12,925      122,927
 Sarantis S.A..........................................         9,410      174,720
 Selected Textile Industry Assoc. S.A..................        21,870      139,671
 *Shelman..............................................        18,635      168,514
 Silver & Baryte Ores Mining Co. S.A...................         5,208      162,145
 Spyroy Agricultural House S.A.........................        14,788      130,673
 Strintzis Shipping Lines S.A..........................        19,820      164,225
 TEB S.A. (Volos Technical Co.)........................         9,780      119,130
 Themeliodomi..........................................        15,140      184,004
 *Tiletipos S.A........................................        10,800      177,785
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $3,672,166)....................................                  4,540,752
                                                                       -----------
RIGHTS/WARRANTS -- (0.1%)
 *Aktor S.A. Rights 06/30/00
   (Cost $0)...........................................        13,770       42,189
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Greek Drachmas
   (Cost $3,036).......................................                      3,085
                                                                       -----------
TOTAL -- GREECE
  (Cost $3,675,202)....................................                  4,586,026
                                                                       -----------

MALAYSIA -- (9.6%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (9.6%)
 AMMB Holdings Berhad..................................        86,000  $   355,316
 Affin Holdings Berhad.................................       113,000       73,747
 Amalgamated Industrial Steel Berhad...................        10,000        4,579
 *Anson Perdana Berhad.................................        10,000        2,947
 Antah Holding Berhad..................................        23,000        9,442
 *Aokam Perdana Berhad.................................           733        1,100
 Arab Malaysian Development Berhad.....................        58,000       10,837
 *Asas Dunia Berhad....................................        16,000        7,579
 *Asia Pacific Land Berhad.............................        70,000       13,447
 Asiatic Development Berhad............................       118,000       40,058
 Austral Enterprises Berhad............................        31,000       29,695
 *Avenue Assets Berhad.................................        12,000        7,042
 Ayer Hitam Planting Syndicate Berhad..................         6,000        8,053
 Bimb Holdings Berhad..................................       134,600       78,635
 Bolton Properties Berhad..............................        18,000       10,942
 CCM Bioscience........................................           833          986
 Cahya Mata Sarawak Berhad.............................        66,000       61,137
 Cement Industries of Malaysia Berhad..................        13,000       10,776
 Chemical Co. of Malaysia Berhad.......................        51,000       89,250
 Chin Teck Plantations Berhad..........................        10,000       18,684
 Cycle & Carriage Bintang Berhad.......................        15,000       27,632
 DMIB Berhad...........................................        30,000        8,842
 DNP Holdings Berhad...................................        34,000       11,184
 *Damansara Realty Berhad..............................        65,000        6,243
 *Datuk Keramik Holdings Berhad........................        24,000       10,232
 Diperdana Corp. Berhad................................         3,000        4,263
 Edaran Otomobil Nasional Berhad.......................        18,000       71,053
 Esso Malaysia Berhad..................................        43,000       28,855
 FCW Holdings Berhad...................................        16,000        6,737
 *Faber Group Berhad...................................        32,000        4,632
 Federal Flour Mills Berhad............................        20,000       26,842
 Fraser & Neave Holdings Berhad........................        40,500       33,466
 *Gadek (Malaysia) Berhad..............................        11,000        7,613
 Gamuda Berhad.........................................       120,000      164,211
 *Golden Plus Holdings Berhad..........................        16,000       12,884
 *Gopeng Berhad........................................        17,000        7,739
 Guthrie Ropel Berhad..................................        11,000       11,868
 HLG Capital Berhad....................................        12,000        8,874
 Hap Seng Consolidated Berhad..........................        67,000       49,368
 Hock Hua Bank Berhad (Foreign)........................        21,000       42,829
 Hong Leong Industries Berhad..........................        47,000      159,553
 Hong Leong Properties Berhad..........................       112,000       48,632
 Hume Industries (Malaysia) Berhad.....................        52,000       69,790
 IGB Corp. Berhad......................................        90,500       38,820
 IJM Corp. Berhad......................................        56,000       54,821
 *Idris Hydraulic (Malaysia) Berhad....................        89,000       16,746
 *Insas Berhad.........................................        56,000       13,116
 Island & Peninsular Berhad............................        57,000       49,500
 *Johan Holdings Berhad................................        30,000        7,421
 KFC Holdings (Malaysia) Berhad........................        29,000       45,026
 *Kamunting Corp. Berhad...............................        40,000       10,316
 Keck Seng (Malaysia) Berhad...........................        23,000       12,771
 Kelang Container Terminal Berhad......................        12,000       12,000
 Kian Joo Can Factory Berhad...........................        29,000       45,789
 *Kretam Holdings Berhad...............................        30,000       14,921
 Kuala Sidim Berhad....................................        31,000       46,092
 Kulim Malaysia Berhad.................................        53,000       42,121
 Ladang Perbadanan-Fima Berhad.........................        11,000        9,697

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Landmarks Berhad......................................        78,000  $    23,811
 *Larut Consolidated Berhad............................        18,000        5,637
 *Leader Universal Holdings Berhad.....................        69,000       26,329
 Lingkaran Trans Kota Holdings Berhad..................       130,500      105,774
 Lion Corp. Berhad.....................................        15,600       11,248
 *MAA Holdings Berhad..................................        20,800       56,926
 *MBF Holdings Berhad..................................       106,000        5,718
 *MBF Land Berhad......................................        65,000        8,553
 MUI Properties Berhad.................................        75,200       14,051
 Malayan Cement Berhad.................................        65,750       24,224
 Malayawata Steel Berhad...............................        21,000        9,671
 Malaysia Building Society Berhad......................        35,000       13,447
 *Malaysia Industrial Development Finance Berhad.......       133,000       47,250
 Malaysia Mining Corp. Berhad..........................       181,000       95,263
 Malaysian Airlines System.............................       167,000      156,453
 *Malaysian Helicopter Services Berhad.................       110,000       38,789
 Malaysian Mosaics Berhad..............................        27,000       22,026
 *Malaysian Plantations Berhad.........................        28,000       17,684
 Malaysian Tobacco Co. Berhad..........................        20,000       19,895
 Malex Industries Berhad...............................        58,000       77,842
 *Mancon Berhad........................................        12,000        2,747
 Maruichi Malaysia Steel Tube Berhad...................         8,000       12,737
 Matsushita Electric Co. (Malaysia) Berhad.............         3,520       16,674
 *Mulpha International Berhad..........................       133,750       24,462
 *Nam Fatt Berhad......................................         9,000        5,116
 Negara Properties (Malaysia) Berhad...................         5,000       10,461
 Nylex (Malaysia) Berhad...............................        12,000        8,905
 OSK Holdings..........................................        37,333       29,473
 *Olympia Industries Berhad............................       104,000       11,768
 Pan Pacific Asia Berhad...............................        12,000        4,484
 *Panglobal Berhad.....................................        14,000        6,963
 *Parit Perak Holdings Berhad..........................        13,000        2,395
 Peladang Kimia Berhad.................................        14,000        9,247
 Pelangi Berhad........................................       106,000       35,984
 Pernas International Holdings Berhad..................        71,000       23,729
 Petaling Garden Berhad................................        47,000       27,953
 *Phileo Allied Berhad.................................        54,000       45,474
 Pilecon Engineering Berhad............................        42,000       11,495
 Prime Utilities Berhad................................         3,000        2,226
 *Promet Berhad........................................        52,000        3,968
 *Rashid Hussain Berhad................................        47,000       49,474
 *Rekapacific Berhad...................................        55,000        6,658
 SP Settia Berhad......................................         7,000       15,013
 Samanda Holdings Berhad...............................        23,000       76,263
 *Selangor Properties Berhad...........................        89,000       60,895
 Sime UEP Properties Berhad............................        84,000      111,632
 Southern Bank Berhad (Foreign)........................       188,750      151,000
 *Southern Steel Berhad................................        45,000       21,789
 *Sriwani Holdings Berhad..............................        12,000        4,168
 *Sungei Way Holdings Berhad...........................        63,000       34,153
 Ta Enterprise Berhad..................................       107,000       42,800
 Talam Corp. Berhad....................................        14,000        4,789
 Tan & Tan Developments Berhad.........................        77,000       34,853
 Tasek Cement Berhad...................................        37,000       23,855
 *Tongkah Holdings Berhad..............................        14,000        9,211
 Tradewinds (Malaysia) Berhad..........................        49,000       35,976
 UMW Holdings Berhad...................................        54,800      113,926
 United Malacca Rubber Estates Berhad..................         9,000       13,026
                                                            SHARES           VALUE+
                                                            ------           ------
 United Malayan Land Berhad............................        13,000  $    12,179
 United Plantations Berhad.............................        33,000       35,605
 *Westmont Industries Berhad...........................        23,000        5,387
 *Westmont Land (Asia) Berhad..........................        20,000        3,711
 *Wing Tiek Holdings Berhad............................         8,000        1,874
 *Worldwide Holdings Berhad............................        16,000       10,821
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,140,202)....................................                  4,032,661
                                                                       -----------
RIGHTS/WARRANTS -- (0.0%)
 *Affin Holdings Berhad Rights 06/05/00................        56,500       11,449
 *Fraser and Neave Holdings Berhad Warrants 02/20/01...         5,400            0
 *IGB Corp. Berhad Warrants 12/29/04...................           500           76
 *IJM Corporation Berhad Warrants 08/28/04.............        11,200        3,537
 *Mulpha International Berhad Rights 06/27/00..........        44,583        1,173
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $893)..........................................                     16,235
                                                                       -----------
TOTAL -- MALAYSIA
  (Cost $4,141,095)....................................                  4,048,896
                                                                       -----------
MEXICO -- (9.0%)
COMMON STOCKS -- (9.0%)
 *Abaco Grupo Financiero S.A. de C.V. Series B.........       108,000            0
 *Altos Hornos de Mexico S.A...........................        33,000        9,562
 *Biper S.A. de C.V. Series B..........................       134,864       17,164
 *Bufete Industrial S.A. (Certificates representing 3
   shares Series L & 1 share Series B).................        24,000       13,884
 *Cintra S.A. de C.V...................................       137,000       70,607
 *Consorcio Ara S.A....................................       145,000      183,013
 *Corporacion Geo S.A. de C.V. Series B................        45,000       78,001
 *Corporacion Interamericana de Entramiento S.A. de
   C.V. Series B.......................................        84,000      340,151
 Embotelladoras Argos S.A. de C.V......................        98,000      116,064
 *Embotelladores del Valle Anahuac S.A. de C.V.
   Series B............................................        39,000       20,469
 *Empaques Ponderosa S.A. de C.V. Series B.............       206,000       90,893
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       282,450       85,559
 Farmacias Benavides S.A. de C.V. Series B.............        54,000       51,061
 *Gruma S.A. de C.V. Series B..........................       138,000      161,405
 *Grupo Casa Autrey S.A. de C.V........................       104,000       88,603
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       152,000       93,686
 Grupo Continental S.A.................................       130,000      131,264
 Grupo Corvi S.A. de C.V. Series L.....................       100,000       27,347
 Grupo Elecktra S.A. de C.V............................       451,000      365,258
 *Grupo Fernandez Editores S.A. de C.V. Series B.......       103,000        6,067
 *Grupo Financiero BBV Probursa S.A. de C.V.
   Series B............................................     1,318,644      131,760
 *Grupo Financiero del Norte S.A. Series C.............       207,000      280,862

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Grupo Financiero GBM Atlantico S.A. de C.V.
   Series L............................................       124,000  $         0
 *Grupo Financiero Serfin S.A. de C.V. Series B........       723,000       37,262
 Grupo Herdez S.A. de C.V. Series B....................       107,000       36,014
 Grupo Industrial Maseca S.A. de C.V. Series B.........       386,000      182,697
 *Grupo Posadas S.A. de C.V. Series L..................       199,000      100,468
 *Grupo Tribasa S.A. de C.V............................        64,000        6,395
 *Hylsamex S.A. de C.V. Series B.......................        42,000       77,395
 *Industrias S.A. de C.V. Series B.....................        33,000       85,732
 *Jugos del Valle S.A. de C.V. Series B................        20,000        8,940
 Nadro S.A. de C.V. Series B...........................       217,967      164,836
 *Pepsi-Gemex S.A. de C.V..............................       115,000       91,927
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        67,000      104,719
 Sigma Alimentos S.A. de C.V...........................        61,000      125,432
 *Sistema Argos S.A. de C.V. Series B..................        50,000       14,725
 *Transportacion Maritima Mexicana S.A. de C.V.
   Series L............................................        24,000      113,594
 Tubos de Acero de Mexico S.A..........................        10,000      132,527
 Vitro S.A.............................................       129,000      151,431
                                                                       -----------
TOTAL -- MEXICO
  (Cost $5,108,113)....................................                  3,796,774
                                                                       -----------
THAILAND -- (7.9%)
COMMON STOCKS -- (7.7%)
 Adkinson Securities Public Co., Ltd. (Foreign)........        92,100       32,301
 *Amarin Plaza Public Co., Ltd. (Foreign)..............         8,880        1,155
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......       284,000       38,393
 *Bangkok Land Public Co., Ltd. (Foreign)..............        65,200        5,322
 Banpu Public Co., Ltd. (Foreign)......................       133,600       57,931
 Berli Jucker Public Co., Ltd. (Foreign)...............        79,100       66,581
 *Big C Supercenter Public Co., Ltd. (Foreign).........        87,000       33,287
 *Capetronic International (Thailand) Public Co., Ltd.
   (Foreign)...........................................       110,933        5,376
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................        46,000       25,520
 *Central Paper Industry Public Co., Ltd. (Foreign)....        19,800        8,333
 Central Plaza Hotel Public Co., Ltd. (Foreign)........        39,500       14,609
 *Ch Karnchang Public Co., Ltd. (Foreign)..............        62,800       23,627
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................        59,350       87,802
 Compass East Industry (Thailand) Public Co., Ltd.
   (Foreign)...........................................        12,200       37,342
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................        31,100       20,625
 *GSS Array Technology Public Co., Ltd. (Foreign)......         3,200       12,815
 *Golden Land Property Development Public Co., Ltd.
   (Foreign)...........................................        68,800        9,652
                                                            SHARES           VALUE+
                                                            ------           ------
 Grammy Entertainment Public Co., Ltd. (Foreign).......        30,000  $    76,521
 Hana Microelectronics Public Co., Ltd. (Foreign)......        54,000      413,212
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................        46,500       16,605
 International Cosmetics Public Co., Ltd. (Foreign)....        15,500       25,896
 *Jalaprathan Cement Public Co., Ltd. (Foreign)........        85,200       32,055
 *Jasmine International Public Co., Ltd. (Foreign).....       200,000       54,840
 *K.R. Precision Public Co., Ltd. (Foreign)............        21,866       12,270
 *KCE Electronics Public Co., Ltd. (Foreign)...........        20,400       59,319
 Kang Yong Electric Public Co., Ltd. (Foreign).........         7,200       11,386
 *LPN Development Public Co., Ltd. (Foreign)...........        15,100        1,001
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....        32,200       11,704
 *Land and House Public Co., Ltd. (Foreign)............       213,031      107,317
 Lanna Lignite Public Co., Ltd. (Foreign)..............        11,500        6,013
 *Loxley Public Co., Ltd. (Foreign)....................        12,500       14,109
 *Media of Medias Public Co., Ltd. (Foreign)...........         9,100          952
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................         9,900       18,939
 *Nakornthon Bank Public Co., Ltd. (Foreign)...........            54        4,545
 *Nation Multimedia Group Public Co., Ltd. (Foreign)...        36,259       17,110
 National Petrochemical Public Co., Ltd. (Foreign).....       447,300      330,868
 *New Imperial Hotel Public Co., Ltd. (Foreign)........        30,000       15,974
 *Pacific Assets Public Co., Ltd. (Foreign)............       141,000       28,052
 *Padaeng Industry Public Co., Ltd (Foreign)...........        73,800       17,130
 Patum Rice Mill & Granary Public Co., Ltd.
   (Foreign)...........................................         5,500        2,367
 Pizza Public Co., Ltd. (Foreign)......................        21,000       31,067
 *Prasit Development Public Co., Ltd. (Foreign)........        29,700        2,576
 *Quality Houses Public Co., Ltd. (Foreign)............       195,000       15,916
 Regional Container Lines Public Co., Ltd. (Foreign)...        10,500        9,909
 *Robinson Department Store Public Co., Ltd.
   (Foreign)...........................................        24,700        1,638
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................        35,000       41,289
 Saha-Union Public Co., Ltd. (Foreign).................       159,500       44,752
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................       362,100       38,791
 *Samart Corp. Public Co., Ltd. (Foreign)..............        32,600       20,372

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Securities One Public Co., Ltd. (Foreign)............       383,146  $    40,069
 Serm Suk Public Co., Ltd. (Foreign)...................         1,000        3,520
 *Shinawatra Satellite Public Co., Ltd. (Foreign)......       415,625      267,683
 Siam Food Products Public Co., Ltd. (Foreign).........         9,000       12,396
 *Siam Pulp & Paper Co., Ltd. (Foreign)................        75,900      183,918
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................       160,374       23,726
 *Sri Trang Agro Industry Public Co., Ltd. (Foreign)...        20,331        7,130
 *Srithai Superware Public Co., Ltd. (Foreign).........         6,000        1,454
 *Sun Tech Group Public Co., Ltd. (Foreign)............        27,200        1,943
 *Supalai Public Co., Ltd. (Foreign)...................        17,300        1,456
 *TCJ Motor Public Co., Ltd. (Foreign).................         7,300          503
 *TPI Polene Public Co., Ltd. (Foreign)................       258,476       60,655
 *Tanayong Public Co., Ltd. (Foreign)..................       261,000       19,972
 *Thai Danu Bank Public Co., Ltd. (Foreign)............        82,400       16,814
 *Thai Pineapple Public Co., Ltd. (Foreign)............        12,200        2,816
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        40,500       98,396
 Thai Reinsurance Public Co., Ltd. (Foreign)...........        28,950       25,106
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....        13,200       10,269
 *Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................        16,000       13,672
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       450,000       74,608
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................        36,852       78,488
 Thai Vegetable Oil Public Co., Ltd. (Foreign).........         8,800       18,406
 *Tipco Asphalt Public Co., Ltd. (Foreign).............        95,200       41,280
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........       126,728       25,860
 *United Communication Industry Public Co., Ltd.
   (Foreign)...........................................       135,100      105,964
 *Vanachai Group Public Co., Ltd. (Foreign)............        22,100        2,424
 *Vinythai Public Co., Ltd. (Foreign)..................       550,604      129,207
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $4,207,563)....................................                  3,232,901
                                                                       -----------
RIGHTS/WARRANTS -- (0.2%)
 *Central Paper Industial Public Co., Ltd. Rights
   (Foreign) Open Pay Date.............................        39,600            0
 *Charoen Pokphand Foods Public Co., Ltd. Rights
   (Foreign) Open Pay Date.............................        59,350       72,664
                                                            SHARES           VALUE+
                                                            ------           ------
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   04/19/03............................................        27,000  $       698
 *Thai Danu Bank Public Co., Ltd. (Foreign) Rights
   06/12/00............................................        82,400            0
                                                                       -----------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                     73,362
                                                                       -----------
TOTAL -- THAILAND
  (Cost $4,207,563)....................................                  3,306,263
                                                                       -----------
PHILIPPINES -- (7.6%)
COMMON STOCKS -- (7.6%)
 *Alaska Milk Corp.....................................     1,404,000       71,764
 *Alsons Cement Corp...................................       391,000        4,813
 *Alsons Consolidated Resources, Inc...................     2,058,000       26,539
 *Anglo Philippine Holdings Corp.......................       546,000        6,529
 *Bacnotan Consolidated Industries, Inc................       122,234       31,526
 *Bankard, Inc.........................................       412,000       35,018
 *Belle Corp...........................................     7,007,000      190,577
 *C & P Homes, Inc.....................................     6,477,000       26,576
 *Cebu Holdings, Inc...................................     1,925,000       28,886
 *Centennial City, Inc.................................     8,160,000      114,795
 Cosmos Bottling Corp..................................     4,006,000      234,818
 *DMCI Holdings, Inc...................................     4,372,000       45,616
 *Digital Telecommunications (Philippines), Inc........     5,473,000      102,659
 *EEI Corporation......................................     1,108,000        9,612
 *East Asia Power Resources Corp.......................     1,185,250       27,790
 *Fil-Estate Land, Inc.................................     2,710,000       44,478
 *Global Equities, Inc.................................       886,462        8,314
 *Guoco Holdings (Philippines), Inc....................     2,920,000       38,340
 *House of Investments, Inc............................       732,000       17,249
 *Ionics Circuits, Inc.................................       769,825      167,863
 *Kepphil Shipyard, Inc................................       610,000       10,727
 *Kuok Philippine Properties, Inc......................     2,830,500       19,910
 La Tondena Distillers, Inc............................       310,000      218,054
 *Lepanto Consolidated Mining Co. Series B.............     1,540,000       11,735
 MUI Resources (Philippines), Inc......................     1,121,000       47,311
 *Mabuhay Holdings Corp................................       516,000        6,352
 Macroasia Corp........................................     2,237,500      146,893
 *Manila Jockey Club, Inc..............................        18,800        3,747
 *Megaworld Properties & Holdings, Inc.................     9,289,000      191,660
 *Mondragon International Philippines, Inc.............       626,880        8,231
 *Music Corporation....................................       635,000       75,932
 *Negros Navigation Co., Inc...........................       311,000        1,604
 *PDCP Development Bank................................        77,000        7,222
 *Philex Mining Corp. Series B.........................       150,000          703
 *Philippine Bank of Communications....................        14,726       49,202
 *Philippine National Construction Corp................       173,000       37,520
 *Philippine Realty & Holdings Corp....................     4,499,000       26,372
 *Philippine Savings Bank..............................       317,212      215,689
 *Picop Resources, Inc.................................     1,125,000        5,539
 *Pilipino Telephone Corp..............................     1,692,000       35,704
 *Pryce Properties Corp................................     2,732,900       77,213
 RFM Corp..............................................     1,453,934       68,180
 Republic Glass Holding Corp...........................       507,500        8,627
 *Robinson's Land Corp. Series B.......................     3,402,000      175,484
 SM Development Corp...................................     3,525,000       70,252
 *Solid Group, Inc.....................................     3,526,000      122,356

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Solidbank Corp.......................................         3,040  $    15,681
 *Soriano (A.) Corp....................................     3,430,211       36,996
 *Southeast Asia Cement Holdings, Inc..................    10,305,440       91,819
 *Steniel Manufacturing Corp...........................       250,000        2,227
 *Union Cement Corp....................................     1,426,624       26,760
 *United Paragon Mining Corp...........................       322,500        1,928
 *Universal Rightfield Property Holdings, Inc..........     1,062,000        3,112
 *Uniwide Holdings, Inc................................     3,110,000       29,168
 *Urban Bank, Inc......................................         5,658        9,552
 *Vantage Equities Inc.................................       516,000       25,407
 *Victorias Milling Co., Inc...........................       139,680          979
 *Vitarich Corp........................................       176,000        1,857
 *William, Gothong & Aboitiz, Inc......................     1,390,000       57,034
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $6,222,222)....................................                  3,178,501
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 RFM Corp.
   (Cost $10,474)......................................        58,879        8,559
                                                                       -----------
TOTAL -- PHILIPPINES
  (Cost $6,232,696)....................................                  3,187,060
                                                                       -----------
SOUTH KOREA -- (7.4%)
COMMON STOCKS -- (7.4%)
 *A-Nam Industrial Co., Ltd............................        10,973      134,552
 *Aluminium of Korea...................................        15,220       35,507
 *Bank of Pusan........................................         8,550       12,528
 Bing Grae Co., Ltd....................................         1,210       12,427
 Bu Kwang Pharmaceutical Co., Ltd......................         6,237       27,057
 *Central Banking Corporation..........................         6,780        9,004
 *Cheil Communications, Inc............................           707       83,876
 Cheil Industrial, Inc.................................         6,500       36,658
 Choong Wae Pharmaceutical.............................         1,686       11,762
 Chosun Brewery Co., Ltd...............................         1,580       51,058
 *Chungho Comnet Co., Ltd..............................         4,800        8,499
 *Comtec Systems Co., Ltd..............................         2,000       11,332
 *Dae Ho Construction Co., Ltd.........................         1,630        8,514
 Daeduck Electronics Co., Ltd..........................        21,150      162,908
 Daeduck Industries Co., Ltd...........................         7,095       43,971
 *Daegu Bank Co., Ltd..................................        15,650       29,582
 Daehan City Gas Co., Ltd..............................         2,621       27,382
 Daehan Flour Mills Co., Ltd...........................           360       12,813
 *Daelim Industrial Co., Ltd...........................         6,100       26,031
 *Daesung Industrial Co., Ltd..........................         1,690       20,798
 *Daewoo Electronics Co., Ltd..........................        13,010        6,393
 *Daewoo Telecom Co., Ltd..............................         3,322        5,220
 *Daewoong Pharmaceutical Co., Ltd.....................         1,711       14,542
 *Daeyu Regent Securities Co., Ltd.....................         5,600       17,650
 Daishin Securities Co., Ltd...........................        10,593       78,310
 Dong Ah Tire Industrial Co., Ltd......................           730       12,991
 *Dong Bu Insurance Co., Ltd...........................        19,230       33,880
 *Dong-A Pharmaceutical Co., Ltd.......................         1,540       22,019
 *Dong-Ah Construction Industrial Co., Ltd.............         4,790        6,997
 *Dong-Ah Securities Co., Ltd..........................         4,840       15,383
 Dongkuk Steel Mill Co., Ltd...........................         6,907       15,655
 *Doosan Construction & Engineering Co., Ltd...........         8,410       17,051
 *Global Enterprise Co., Ltd...........................         5,900        9,977
 Hae In Co., Ltd.......................................         5,964        6,838
                                                            SHARES           VALUE+
                                                            ------           ------
 Han Il Cement Manufacturing Co., Ltd..................         1,010  $    12,787
 Han Kuk Carbon Co., Ltd...............................         7,490       19,297
 *Han Wha Energy Co., Ltd..............................         5,600       11,155
 *Hanil Securities Co., Ltd............................         4,290       13,182
 *Hanjin Investment & Securities Co., Ltd..............         2,940        9,943
 Hanjin Shipping Co., Ltd..............................         4,964       15,294
 Hanjin Transportation Co., Ltd........................         1,041        9,124
 *Hankook Synthetics, Inc..............................         7,000        5,578
 Hankook Tire Manufacturing Co., Ltd...................        26,040       50,604
 Hankuk Glass Industries, Inc..........................         5,120       45,103
 Hanmi Pharmaceutical Co., Ltd.........................         2,378       19,811
 *Hansol Electronics Inc...............................         5,600        8,577
 Hansol Paper Co., Ltd.................................         7,730       36,272
 *Hansung Enterprise Co., Ltd..........................           620       10,731
 *Hanwha Securities Co., Ltd...........................         2,260        8,284
 *Hotel Shilla, Ltd....................................        11,548       51,120
 Hung Chang Co., Ltd...................................         5,540       16,186
 Hyundai Corp..........................................        13,398       29,655
 *Hyundai Department Store Co., Ltd....................         3,065       18,181
 *Hyundai Fire & Marine Insurance Co., Ltd.............         1,430       11,015
 *Hyundai Merchant Marine Co., Ltd.....................        13,000       56,397
 *Hyundai Mipo Dockyard Co., Ltd.......................         3,572       15,496
 *Hyundai Pipe Co., Ltd................................        11,310       27,536
 *Hyundai Precision Industry Co., Ltd..................        10,250       34,212
 ISU Chemical Co., Ltd.................................         1,530        9,767
 Il Shin Spinning......................................           380       14,130
 *Kohap Co., Ltd.......................................         6,320        8,953
 Kolon Industries, Inc.................................         2,260       10,104
 Kolon International Corp..............................         4,590       11,378
 Korea Chemical Co., Ltd...............................           720       40,606
 Korea Circuit Co......................................         7,800       39,432
 Korea Electronics Co., Ltd............................         1,375       15,339
 Korea Fine Chemical Co., Ltd..........................         1,388       20,891
 Korea Green Cross Co., Ltd............................         1,825       68,993
 *Korea Iron & Steel Works Co., Ltd....................           362       38,139
 Korea Merchant Banking Co.............................         3,010        7,328
 *Korea Steel Chemical Co., Ltd........................         1,780        7,801
 Korea Zinc Co., Ltd...................................         2,580       25,355
 *Korean Air...........................................        11,270       70,943
 *Korean Reinsurance Co., Ltd..........................         3,410       22,975
 *Kumho Electronics Co., Ltd...........................           670        6,555
 Kumho Tire Co., Ltd...................................         4,530        8,422
 *Kwangju Bank.........................................         7,740        9,525
 *Kyong Nam Bank.......................................         7,900       10,282
 *LG Cable & Machinery, Ltd............................         4,180       56,251
 LG Construction, Ltd..................................         8,459       41,190
 *LG Insurance Co., Ltd................................        10,800       28,207
 LG International Corp.................................        18,358       52,010
 Lotte Confectionary Co., Ltd..........................           680       84,285
 Namhae Chemical Corporation...........................        18,720       51,876
 Namyang Dairy Products Co., Ltd.......................           340       82,780
 Nong Shim Co., Ltd....................................         2,640       85,429
 Oriental Chemical Industries Co., Ltd.................         1,790       13,471
 *Oriental Fire & Marine Insurance Co., Ltd............         1,370        7,338
 *Orion Electric Co., Ltd..............................        12,155       23,137
 Pacific Chemical Co., Ltd.............................         1,360       24,683
 Poong San Corp........................................         3,070       13,726
 *S1 Corporation.......................................         2,950       39,438

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Sam Yang Corp.........................................         1,780  $    15,365
 Samsung Fine Chemicals................................         4,960       59,722
 *Samyang Genex Co., Ltd...............................           220        5,230
 Seondo Electric Co., Ltd..............................         4,400        9,817
 Seoul City Gas Co., Ltd...............................         2,750       34,573
 *Seoul Securities Co., Ltd............................         3,920       22,212
 *Shin Han Securities Co., Ltd.........................         3,806       14,456
 Shin Young Securities Co., Ltd........................         2,620       21,108
 *Shinmoorim Paper Manufacturing Co., Ltd..............         2,858        8,097
 *Ssangyong Cement Industry Co., Ltd...................        13,530       17,908
 Suheung Capsule Co., Ltd..............................         1,900       17,074
 Sungmi Telecom Electronics Co.........................         3,570       33,029
 Sunkyong Industries, Ltd..............................         1,534        9,711
 Sunkyong, Ltd.........................................         5,344       63,399
 *Tae Kwang Industrial Co., Ltd........................           200       36,122
 Tae Young Corp........................................           804       17,867
 Tai Han Electric Wire Co..............................         2,553       20,410
 *Tong Yang Merchant Bank..............................         4,650        7,328
 *Tong Yang Securities Co., Ltd........................         5,673       16,625
 *Tongyang Confectionery Co............................           660       15,543
 Young Poong Mining & Construction Corp................         1,580        5,945
 *Youngone Corporation.................................        11,400       14,635
 *Yuhan Corp...........................................         1,132       29,866
                                                                       -----------
TOTAL -- SOUTH KOREA
  (Cost $4,339,622)....................................                  3,111,486
                                                                       -----------
ARGENTINA -- (3.6%)
COMMON STOCKS -- (3.6%)
 *Acindar Industria Argentina de Aceros SA Series B....        50,000       43,253
 *Alpargatas SA Industrial y Comercial.................         1,007        8,124
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................        37,747       20,951
 *Banco del Sud Sociedad Anonima Series B..............        29,000       42,053
 Banco Suquia SA.......................................        76,789       92,921
 CINBA SA (Cia de Bebidao y Alimentos).................        15,000        7,801
 *Capex SA Series A....................................        22,486      124,806
 *Celulosa Argentina SA Series B.......................        12,750        1,874
 *Central Puerto SA Series B...........................        43,000       65,795
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................        84,401       73,434
 DYCASA SA (Dragados y Construcciones Argentina)
   Series B............................................        23,052       30,661
 *Ferrum SA de Ceramica y Metalurgica Series B.........        25,200       18,901
 *Fiplasto SA Comercial y Industrial Series B..........         6,000        1,800
 *Garovaglio y Zorraquin SA............................        14,160       11,470
 Importadora y Exportadora de la Patagonia Series B....        11,500      104,657
 *Indupa SA Industrial y Comercial.....................       196,000      130,349
 Introductora de Buenos Aires SA Series A..............        18,104       16,295
 *Juan Minetti SA......................................        34,135       44,379
 *Ledesma SA...........................................        75,000       42,003
 Massalin Particulares SA Series B.....................        41,000      278,820
 Nobleza-Piccardo Sdad Industrial Comercial y
   Financiera Pica.....................................        22,000       62,704
                                                            SHARES           VALUE+
                                                            ------           ------
 *Polledo SA Industrial y Constructora y Financiera....        88,891  $    53,338
 *Quimica Estrella SA Series B.........................        27,200       26,386
 *Renault Argentina SA.................................       136,000       87,046
 *Sociedad Comercial del Plata.........................       650,000      113,758
 *Sol Petroleo SA......................................        50,662       16,213
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $2,297,781)....................................                  1,519,792
                                                                       -----------
PREFERRED STOCKS -- (0.0%)
 Quimica Estrella SA 10% Cumulative Convertible
   Series B
   (Cost $3,163).......................................         3,260        3,032
                                                                       -----------
INVESTMENT IN CURRENCY -- (0.0%)
 *Argentine Peso
   (Cost $1,395).......................................                      1,395
                                                                       -----------
TOTAL -- ARGENTINA
  (Cost $2,302,339)....................................                  1,524,219
                                                                       -----------
INDONESIA -- (2.7%)
COMMON STOCKS -- (2.5%)
 *PT Apac Centretex Corporation Tbk....................       122,000        5,326
 *PT Argha Karya Prima Industry Tbk....................        90,666        2,111
 PT Asahimas Flat Glass Co., Ltd.......................        65,000        6,243
 *PT Astra Graphia Tbk.................................       535,000       37,369
 *PT Asuransi Lippo Life Insurance Tbk.................     1,121,250       32,632
 *PT Bakrie Sumatra Plantations Tbk....................        58,800        2,396
 *PT Bank International Indonesia......................        93,994        1,094
 *PT Batu Buana........................................        77,715        3,053
 *PT Bdni Capital Corp. Tbk............................       364,000        5,297
 *PT Berlian Laju Tanker Tbk...........................        36,400        3,708
 *PT Bhakti Investama Tbk..............................       877,000       68,914
 *PT Bimantara Citra...................................       416,000       48,428
 *PT Branta Mulia Tbk..................................        66,000        6,531
 *PT Budi Acid Jaya Tbk................................       330,000       16,327
 *PT Charoen Pokphand Tbk..............................        95,000       29,307
 *PT Ciputra Development Tbk...........................        75,000        3,274
 *PT Citra Marga Nusaphala Persada.....................       820,000       42,957
 *PT Dankos Laboratories...............................       261,000       22,788
 *PT Davomas Adabi.....................................        40,000        1,746
 *PT Daya Guna Samudera Tbk............................       198,000       14,983
 *PT Dharmal Sakti Sejahtera Tbk.......................       258,666        3,764
 *PT Dharmala Intiland.................................       277,400        4,037
 *PT Duta Anggada Realty Tbk...........................       132,000        1,537
 *PT Duta Pertiwi......................................       132,000        9,220
 *PT Eterindo Wahanatama Tbk...........................       343,500       18,995
 *PT Ever Shine Textile................................        75,000        7,858
 *PT Gajah Tunggal Tbk.................................       236,000       12,363
 *PT Great River International.........................        93,000        5,413
 *PT GT Petrochem Industries Tbk.......................       861,000       25,058
 *PT Hero Supermarket Tbk..............................        33,000        4,994
 PT Indal Aluminium Industry...........................        47,000        2,531
 *PT Indorama Synthetics Tbk...........................       268,000       24,959
 *PT Jakarta International Hotel and Development Tbk...       395,000       24,141
 *PT Kalbe Farma Tbk...................................       885,000       59,240
 *PT Karwell Indonesia.................................       138,000        8,836
 *PT Kawasan Industry Jababeka Tbk.....................        47,000        1,915
 *PT Keramika Indonesia Assosiasi Tbk..................       100,000        1,892
 *PT Komatsu Indonesia Tbk.............................       113,000       17,101
 *PT Lautan Luas Tbk...................................       319,000       15,783
 *PT Lippo Securities Tbk..............................       659,600       11,518

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *PT Matahari Putra Prima Tbk..........................        66,000  $     5,186
 *PT Mayorah Indah.....................................       114,000        5,640
 *PT Medco Energi International Tbk....................        48,000       23,749
 *PT Modern Photo Tbk..................................        40,000        6,519
 *PT Mulia Industrindo.................................       542,000       20,506
 *PT Mutlipolar Corporation Tbk........................       730,000       38,242
 *PT Pabrik Kertas Tjiwi Kimia Tbk.....................        90,000       12,835
 *PT Pakuwon Jati Tbk..................................        63,000        1,284
 *PT Panasia Indosyntec Tbk............................        79,000        4,483
 PT Plaza Indonesia Realty Tbk.........................        20,000        4,191
 *PT Prasidha Aneka Niaga Tbk..........................        84,000        2,811
 *PT Pudjiadi Prestige, Ltd. Tbk.......................        45,500        1,059
 *PT Putra Sejahtera Pioneerindo.......................        29,000          760
 *PT Semen Cibinong Tbk................................       471,000       15,079
 *PT Sinar Mas Agro Resources and Technology
   Corporation Tbk.....................................        74,400       31,180
 *PT Sunson Textile Manufacturer Tbk...................        72,500        4,010
 *PT Surabaya Agung Industri Pulp & Paper..............        64,500        3,097
 *PT Surya Dumai Industri Tbk..........................       271,500       10,272
 *PT Suryamas Dutamakmur...............................       125,000        2,001
 PT Tempo Scan Pacific.................................       184,000       82,468
 *PT Texmaco Jaya Tbk..................................        93,000       32,480
 PT Timah Tbk..........................................       206,000       57,555
 *PT Tunas Ridean Tbk..................................       114,000       25,547
 *PT Ultrajaya Milk Industry & Trading Co..............        52,000        5,146
 *PT Unggul Indah Corp. Tbk............................        44,460        9,705
 *PT United Tractors...................................        56,000       36,997
 *PT Wicaksana Overseas International..................        28,560        4,239
                                                                       -----------
TOTAL COMMON STOCKS
  (Cost $3,340,556)....................................                  1,062,680
                                                                       -----------

INVESTMENT IN CURRENCY -- (0.2%)
                                                                             VALUE+
                                                                             ------
 *Indonesia Rupiah
   (Cost $58,437)......................................                $    57,246
                                                                       -----------
TOTAL -- INDONESIA
  (Cost $3,398,993)....................................                  1,119,926
                                                                       -----------

TEMPORARY CASH INVESTMENTS -- (4.6%)
                                                             FACE
                                                            AMOUNT
                                                            ------
                                                            (000)
 Repurchase Agreement, Chase Manhattan Bank N.A. 6.00%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   5.875%, 11/15/04, valued at $1,962,106) to be
   repurchased at $1,920,320.
   (Cost $1,920,000)...................................        $1,920    1,920,000
                                                                       -----------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $45,192,749)++.................................                $42,056,229
                                                                       ===========

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $45,192,749.

                See accompanying Notes to Financial Statements.

                      THE DFA ONE-YEAR FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
BONDS -- (52.2%)
American International Group, Inc.
    6.340%, 08/16/01...................................    $18,750     $ 18,562,500
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................      6,464        6,358,960
Ameritech Capital Funding Corp. Medium Term Notes
    5.650%, 01/15/01...................................     10,000        9,900,000
Asian Development Bank Corporate Bonds
    8.500%, 05/02/01...................................     15,600       15,756,000
Associates Corp. of North America Corporate Bonds
    5.600%, 01/15/01...................................     10,000        9,887,500
    5.850%, 01/15/01...................................     10,000        9,912,500
    6.625%, 05/15/01...................................      6,000        5,947,500
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................     27,000       26,561,250
Citigroup, Inc. Corporate Bonds
    9.500%, 03/01/02...................................      7,600        7,837,500
Elf Aquitane Corporate Bonds
    8.000%, 10/15/01...................................      9,220        9,289,150
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................     15,000       14,737,500
First USA Bank Medium Term Notes
    6.125%, 06/25/01...................................     13,000       12,805,000
Ford Motor Credit Corp. Corporate Bonds
    5.750%, 01/25/01...................................      2,950        2,920,500
    6.600%, 03/15/01...................................     20,000       19,850,000
General Electric Capital Corp. Medium Term Notes
    5.945%, 07/23/01...................................     24,000       23,640,000
IBM Corp. Corporate Bonds
    5.950%, 06/04/01...................................     27,000       26,595,000
Interamerican Development Bank Corporate Bonds
    5.125%, 02/22/01...................................     14,468       14,287,150
    8.500%, 05/01/01...................................      4,700        4,758,750
    6.750%, 03/06/02...................................     24,000       23,820,000
National Rural Utilities Cooperative Finance Corp.
  Medium Term Notes
    5.280%, 02/04/02...................................     13,000       12,577,500
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................     26,000       25,610,000
Paccar Financial Corp. Medium Term Notes
    5.870%, 12/15/00...................................      7,000        6,947,500
    6.070%, 06/15/01...................................      2,000        1,972,500
    5.970%, 07/12/01...................................     17,000       16,723,750
Shell Canada, Ltd. Medium Term Notes
    8.875%, 01/14/01...................................      5,400        5,454,000
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Toyota Motor Credit Corp. Corporate Bonds
    5.500%, 09/17/01...................................    $24,000     $ 23,460,000
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................     28,000       27,580,000
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................     26,000       25,740,000
                                                                       ------------
TOTAL BONDS
  (Cost $413,738,419)..................................                 409,492,010
                                                                       ------------

AGENCY OBLIGATIONS -- (22.8%)
Federal Farm Credit Bank

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    5.125%, 04/02/01...................................     28,000       27,569,528
Federal Home Loan Bank
    5.625%, 03/19/01...................................     11,100       10,988,722
    5.125%, 04/17/01...................................     23,000       22,623,513
    6.000%, 11/15/01...................................     22,000       21,633,964
    6.750%, 02/01/02...................................     19,400       19,254,500
Federal Home Loan Mortgage Corporation
    5.750%, 06/15/01...................................     12,000       11,834,304
Federal National Mortgage Association
    5.310%, 05/18/01...................................     27,000       26,547,966
    5.440%, 05/21/01...................................     28,000       27,559,700
    6.625%, 01/15/02...................................     11,500       11,395,925
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $181,432,212)..................................                 179,408,122
                                                                       ------------

COMMERCIAL PAPER -- (13.1%)
Aegon NV C.P.

                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
    6.170%, 07/07/00...................................      3,000        2,980,440
Barton Capital Corp. C.P.
    6.050%, 06/05/00...................................      9,000        8,993,470
    6.100%, 06/08/00...................................      1,397        1,395,226
    6.590%, 07/10/00...................................      4,000        3,971,746
British Telecommunications, Inc. C.P.
    6.290%, 10/12/00...................................      6,000        5,850,818
    6.830%, 02/12/01...................................     18,000       17,235,000
Commerzbank U.S. Finance, Inc. C.P.
    6.270%, 01/05/01...................................     12,000       11,505,867
DuPont (E.I.) de Nemours & Co., Inc. C.P.
    6.770%, 01/26/01...................................      8,000        7,638,844
France Telecom C.P.
    6.330%, 07/31/00...................................      5,000        4,945,333
Govco, Inc. C.P.
    6.620%, 08/02/00...................................      3,000        2,965,331
    6.580%, 08/11/00...................................      7,000        6,907,364
St. Michael Finance, Ltd. C.P.
    6.600%, 07/28/00...................................      7,000        6,927,293
Toronto Dominion Holdings, Inc. C.P.
    6.600%, 01/29/01...................................      7,000        6,678,140
UBS Finance, Inc. C.P.
    6.270%, 12/19/00...................................     13,600       13,086,690

THE DFA ONE-YEAR FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
Windmill Funding Corp. C.P.
 6.380%, 07/07/00......................................    $  2,000    $  1,986,820
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $103,063,003)..................................                 103,068,382
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (8.3%)
Bayerische Landesbank
    6.060%, 06/18/01...................................      29,000      28,601,250
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................      23,700      23,628,900
Commerzbank AG
    7.360%, 05/25/01...................................      13,000      12,996,100
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $65,700,000)...................................                  65,226,250
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (3.3%)
Chase Manhattan Corp.
    ***6.430%, 06/12/00................................       6,000       6,020,400
    ***6.360%, 08/24/00................................      20,000      20,040,000
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $26,020,488)...................................                  26,060,400
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.3%)
Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
  06/01/2000 (Collateralized by U.S. Treasury Notes
  7.75%, 02/15/01, valued at $2,626,399) to be
  repurchased at $2,587,428.
  (Cost $2,587,000)                                           2,587       2,587,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $792,541,122)++................................                $785,842,164
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 2000, and maturities shown are the next interest readjustment date.
  ++  The cost for federal income tax purposes is $792,541,122.

                See accompanying Notes to Financial Statements.

                  THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
UNITED STATES -- (41.1%)
BONDS -- (28.5%)
Abbey National Treasury Services P.L.C.
    5.750%, 03/06/01...................................       9,000    $  8,876,790
African Development Bank Medium Term Notes
    8.625%, 05/01/01...................................         800         807,000
American International Group Medium Term Notes
    6.375%, 10/12/01...................................      15,000      14,823,000
Bank Nederlandse Gemeenten NV
    6.125%, 03/27/01...................................       7,000       6,913,340
Bank of America Medium Term Notes
    6.050%, 07/19/01...................................      12,000      11,805,000
Belgium (Kingdom of)
    5.375%, 02/28/01...................................       5,000       4,933,850
Caisse d'Amortissement et de Dette Sociale
    6.500%, 03/11/02...................................       9,400       9,249,600
Export-Import Bank of Japan
    8.375%, 02/26/01...................................      10,000      10,070,000
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................      10,000       9,825,000
General Electric Capital Corp.
    3.000%, 02/08/01...................................      11,400      10,437,066
Japanese Development Bank Medium Term Notes
    8.375%, 02/15/01...................................       4,000       4,029,600
KFW International Finance, Inc. Medium Term Notes
    5.000%, 01/22/02...................................       7,390       7,092,922
Nederlandse Waterschapsbank NV Medium Term Notes
    5.500%, 02/20/01...................................      12,700      12,537,059
Oesterreichische Kontrollbank AG
    8.500%, 03/06/01...................................       8,000       8,075,200
Rabobank Nederland
    6.000%, 03/12/01...................................       4,500       4,450,095
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................      13,000      12,805,000
Wal-Mart Stores, Inc. Corporate Bonds
    6.150%, 08/10/01...................................       9,000       8,910,000
                                                                       ------------
TOTAL BONDS
  (Cost $149,095,081)..................................                 145,640,522
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (5.8%)
Bayerische Landesbank
    6.060%, 06/18/01...................................      12,000      11,835,000
Canadian Imperial Bank Corp.
    7.090%, 05/04/01...................................      14,000      13,958,000
Commerzbank AG
    7.360%, 05/25/01...................................       4,000       3,998,800
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $30,000,000)...................................                  29,791,800
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
COMMERCIAL PAPER -- (5.8%)
BASF Corp. C.P.
    6.550%, 08/02/00...................................       3,000    $  2,965,693
Ciesco L.P. C.P.
    6.530%, 07/06/00...................................       4,000       3,974,644
Enterprise Funding Corp. C.P.
    6.060%, 06/07/00...................................       6,000       5,993,440
Govco, Inc. C.P.
    6.580%, 08/11/00...................................      12,000      11,841,196
St. Michael Finance, Ltd. C.P.
    5.000%, 08/14/00...................................       5,000       4,931,755
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $29,711,658)...................................                  29,706,728
                                                                       ------------
AGENCY OBLIGATIONS -- (1.0%)
Federal National Mortgage Association
    5.440%, 05/21/01
      (Cost $4,995,932)................................       5,000       4,921,375
                                                                       ------------
TOTAL -- UNITED STATES
  (Cost $213,802,671)..................................                 210,060,425
                                                                       ------------
GERMANY -- (18.4%)
BONDS -- (18.4%)
Allgemeine Hypotheken Bank AG
    4.250%, 06/25/01...................................       8,000       7,359,128
BFG Hypothekenbank AG
    2.750%, 11/20/01...................................      14,000      12,557,907
BP America, Inc.
    8.125%, 02/04/02...................................      11,661       5,747,194
Depfa Pfandbriefbank
    3.875%, 01/03/02...................................      25,000      11,611,325
Deutsche Genossen Hypobank International SA
    3.500%, 10/26/01...................................      11,700      10,609,730
Germany (Republic of)
    8.000%, 01/21/02...................................      14,000      13,571,800
Hypothekenbank AG, Essen
    4.250%, 01/28/02...................................      13,000      11,872,983
Westfalische Hypotheken Bank
    3.250%, 08/15/01...................................      11,750      10,665,968
World Bank (International Bank for Reconstruction and
  Development)
    4.625%, 12/18/01...................................      22,800      10,703,370
                                                                       ------------
TOTAL -- GERMANY
  (Cost $101,920,068)..................................                  94,699,405
                                                                       ------------
FRANCE -- (11.3%)
BONDS -- (11.3%)
Caisse d'Amortissement et de Dette Sociale
    5.500%, 04/25/02...................................       6,022       5,611,488
Caisse Nationale d'Autoroutes
    5.500%, 02/14/02...................................      76,000      10,768,645
Charbonnages de France
    9.200%, 05/06/01...................................       5,300       5,094,642
Credit Locale de France SA Eurobond
    6.000%, 09/24/01...................................       7,700       7,204,557

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

CONTINUED

                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
France (Government of) BTAN
    4.750%, 03/12/02...................................      15,000    $ 13,847,053
Societe Nationale de Chemins de Fer Francais
    9.800%, 02/19/02...................................       6,360       6,317,650
    7.750%, 03/01/02...................................      61,400       9,013,050
                                                                       ------------
TOTAL -- FRANCE
  (Cost $62,357,597)...................................                  57,857,085
                                                                       ------------
CANADA -- (7.6%)
BONDS -- (7.6%)
Alberta (Province of)
    10.250%, 08/22/01..................................      20,000      13,958,830
Canada (Government of)
    9.750%, 06/01/01...................................       2,650       1,828,135
    7.000%, 09/01/01...................................      17,000      11,445,025
Canada Mortgage and Housing Corp.
    7.250%, 09/01/01...................................      17,650      11,886,165
                                                                       ------------
TOTAL BONDS
  (Cost $40,107,712)...................................                  39,118,155
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Canadian Dollars
   (Cost $851).........................................                         826
                                                                       ------------
TOTAL -- CANADA
  (Cost $40,108,563)...................................                  39,118,981
                                                                       ------------
AUSTRALIA -- (4.7%)
BONDS -- (4.7%)
New South Wales Treasury Corp.
    8.000%, 12/01/01...................................      21,000      12,254,772
Queensland Treasury Corp.
    8.000%, 08/14/01...................................      20,500      11,922,410
                                                                       ------------
TOTAL BONDS
  (Cost $28,042,163)...................................                  24,177,182
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Australian Dollar
   (Cost $2,182).......................................                       2,051
                                                                       ------------
TOTAL -- AUSTRALIA
  (Cost $28,044,345)...................................                  24,179,233
                                                                       ------------
NETHERLANDS -- (3.9%)
BONDS -- (3.9%)
ABN-AMRO Bank NV
    6.500%, 05/22/01...................................       5,224       5,171,760
Netherlands (Government of)
    8.750%, 09/15/01...................................      15,000      14,528,694
                                                                       ------------
TOTAL -- NETHERLANDS
  (Cost $21,110,426)...................................                  19,700,454
                                                                       ------------
SWEDEN -- (3.7%)
BONDS -- (3.7%)
Nordic Investment Bank, Helsinki
    7.500%, 02/28/01...................................      39,000       4,412,302
Sweden (Kingdom of)
    5.500%, 04/12/02...................................     130,000      14,550,458
                                                                       ------------
TOTAL BONDS
  (Cost $19,741,085)...................................                  18,962,760
                                                                       ------------
                                                             FACE
                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
INVESTMENT IN CURRENCY -- (0.0%)
 *Swedish Krona
   (Cost $567).........................................                $        551
                                                                       ------------
TOTAL -- SWEDEN
  (Cost $19,741,652)...................................                  18,963,311
                                                                       ------------
DENMARK -- (2.7%)
BONDS -- (2.7%)
Denmark (Kingdom of)
    8.000%, 11/15/01
      (Cost $15,754,676)...............................     107,000      13,685,164
                                                                       ------------
UNITED KINGDOM -- (2.7%)
BONDS -- (2.7%)
United Kingdom of Great Britain and Northern
  Ireland/United Kingdom
    10.000%, 02/26/01
      (Cost $14,554,301)...............................       8,850      13,579,962
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *British Pound Sterling
   (Cost $1,684).......................................                       1,578
                                                                       ------------
TOTAL -- UNITED KINGDOM
  (Cost $14,555,985)...................................                  13,581,540
                                                                       ------------
JAPAN -- (1.9%)
BONDS -- (1.9%)
Japan Finance Corp.
    8.700%, 07/30/01
      (Cost $9,726,996)................................       9,500       9,639,650
                                                                       ------------
EMU -- (1.0%)
BONDS -- (1.0%)
European Economic Community
    7.250%, 08/17/01
      (Cost $5,776,953)................................       5,210       4,945,800
                                                                       ------------

TOTAL -- EMU
  (Cost $5,776,953)....................................                   4,945,800

                                                           AMOUNT@           VALUE+
                                                           -------           ------
                                                            (000)
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.95%,
   06/01/2000 (Collateralized by U.S. Treasury Notes
   7.75%, 02/15/01, valued at $5,109,801) to be
   repurchased at $5,033,832.
   (Cost $5,033,000)...................................       5,033       5,033,000
                                                                       ------------
TOTAL INVESTMENTS -- (100.0%) (Cost $537,932,932)++....                $511,464,048
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   @  Denominated in local currency.
   *  Non-Income Producing Securities.
  ++  The cost for federal income tax purposes is $537,932,932.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                           THE U.S.          THE ENHANCED          THE U.S.            THE U.S.
                                                             LARGE            U.S. LARGE           LARGE CAP             4-10
                                                            COMPANY            COMPANY               VALUE              VALUE
                                                            SERIES              SERIES              SERIES              SERIES
                                                          -----------       --------------       -------------       ------------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value...............................       $3,202,688          $   99,810         $  1,809,020        $   690,077
Collateral for Securities Loaned...................           10,472                  --               18,002              6,137
Receivables
  Dividends and Interest...........................            4,169               1,692                5,597              1,457
  Investment Securities Sold.......................               23                  --                1,195              3,175
  Fund Shares Sold.................................            4,790                 121                   30                 --
Prepaid Expenses and Other Assets..................               66                   8                    4                 --
                                                          ----------          ----------         ------------        -----------
    Total Assets...................................        3,222,208             101,631            1,833,848            700,846
                                                          ----------          ----------         ------------        -----------
LIABILITIES:
Payable for Collateral on Securities Loaned........           10,472                  --               18,002              6,137
Payable for Investment Securities Purchased........            1,797                  --                  116                598
Payable for Fund Shares Redeemed...................               --                  --                  910                 --
Unrealized Loss on Forward Currency Contracts......               --                 677                   --                 --
Unrealized Loss on Swap Contract...................               --                  16                   --                 --
Payable for Futures Margin Variation...............               --                 295                   --                 --
Loan Payable.......................................              910                  --                   --                 --
Accrued Expenses and Other Liabilities.............              224                  30                  331                 82
                                                          ----------          ----------         ------------        -----------
    Total Liabilities..............................           13,403               1,018               19,359              6,817
                                                          ----------          ----------         ------------        -----------
NET ASSETS.........................................       $3,208,805          $  100,613         $  1,814,489        $   694,029
                                                          ==========          ==========         ============        ===========
SHARES OUTSTANDING $.01 PAR VALUE..................              N/A           8,744,771          123,720,123         77,218,627
                                                          ==========          ==========         ============        ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE............................................              N/A          $    11.51         $      14.67        $      8.99
                                                          ==========          ==========         ============        ===========
Investments at Cost................................       $2,217,384          $  104,266         $  1,791,647        $   737,725
                                                          ==========          ==========         ============        ===========

                                                                               THE U.S.           THE U.S.
                                                           THE U.S.              6-10               9-10
                                                             6-10               SMALL               SMALL              THE DFA
                                                             VALUE             COMPANY             COMPANY          INTERNATIONAL
                                                            SERIES              SERIES             SERIES           VALUE SERIES
                                                         -------------       ------------       -------------       -------------
                                                                       (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value..............................       $  2,747,420        $   653,254        $  1,425,265        $  1,687,223
Collateral for Securities Loaned..................             52,165             29,558              40,311             362,373
Receivables
  Dividends, Interest and Tax Reclaims............              2,402                508                 758               8,674
  Investment Securities Sold......................             12,848              8,315               5,258                 203
  Fund Shares Sold................................                 --              1,355                 107                  --
Prepaid Expenses and Other Assets.................                  1                  3                  20                  15
                                                         ------------        -----------        ------------        ------------
    Total Assets..................................          2,814,836            692,993           1,471,719           2,058,488
                                                         ------------        -----------        ------------        ------------
LIABILITIES:
Payable for Collateral on Securities Loaned.......             52,165             29,558              40,311             362,373
Payable for Investment Securities Purchased.......              7,829                630               1,037              53,802
Payable for Fund Shares Redeemed..................              1,516                359                  --               2,863
Loan Payable......................................                 --              3,182                  --                  --
Accrued Expenses and Other Liabilities............                708                 84                 263                 460
                                                         ------------        -----------        ------------        ------------
    Total Liabilities.............................             62,218             33,813              41,611             419,498
                                                         ------------        -----------        ------------        ------------
NET ASSETS........................................       $  2,752,618        $   659,180        $  1,430,108        $  1,638,990
                                                         ============        ===========        ============        ============
SHARES OUTSTANDING $.01 PAR VALUE.................        167,051,019         55,441,614         168,793,807         134,076,977
                                                         ============        ===========        ============        ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...........................................       $      16.48        $     11.89        $       8.47        $      12.22
                                                         ============        ===========        ============        ============
Investments at Cost...............................       $  2,859,470        $   717,718        $  1,448,393        $  1,554,562
                                                         ============        ===========        ============        ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 2000
                                  (UNAUDITED)

                                                                    THE               THE           THE UNITED            THE
                                                                  JAPANESE        PACIFIC RIM         KINGDOM         CONTINENTAL
                                                                   SMALL             SMALL             SMALL             SMALL
                                                                  COMPANY           COMPANY           COMPANY           COMPANY
                                                                   SERIES           SERIES            SERIES            SERIES
                                                                 ----------       -----------       -----------       -----------
                                                                           (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value......................................        $196,932         $144,419          $114,205          $250,422
Collateral for Securities Loaned..........................          29,682           20,673                75            31,816
Receivables
  Dividends, Interest and Tax Reclaims....................           1,463              462               527             1,612
  Investment Securities Sold..............................              --              171                58               141
Prepaid Expenses and Other Assets.........................              18               51                16                17
                                                                  --------         --------          --------          --------
    Total Assets..........................................         228,095          165,776           114,881           284,008
                                                                  --------         --------          --------          --------
LIABILITIES:
Payable for Collateral on Securities Loaned...............          29,682           20,673                75            31,816
Payable for Investment Securities Purchased...............              --               --             1,979               254
Payable for Fund Shares Redeemed..........................              58              112                21                70
Accrued Expenses and Other Liabilities....................              60               --                30                63
                                                                  --------         --------          --------          --------
    Total Liabilities.....................................          29,800           20,785             2,105            32,203
                                                                  --------         --------          --------          --------
NET ASSETS................................................        $198,295         $144,991          $112,776          $251,805
                                                                  ========         ========          ========          ========
SHARES OUTSTANDING $.01 PAR VALUE.........................             N/A              N/A               N/A               N/A
                                                                  ========         ========          ========          ========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE...................................................             N/A              N/A               N/A               N/A
                                                                  ========         ========          ========          ========
Investments at Cost.......................................        $380,469         $208,169          $106,604          $207,887
                                                                  ========         ========          ========          ========

                                                          THE            THE EMERGING           THE DFA              THE DFA
                                                        EMERGING           MARKETS             ONE-YEAR          TWO-YEAR GLOBAL
                                                        MARKETS           SMALL CAP          FIXED INCOME          FIXED INCOME
                                                         SERIES             SERIES              SERIES                SERIES
                                                       ----------       --------------       -------------       ----------------
                                                                      (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
ASSETS:
Investments at Value............................        $354,174           $42,056            $   785,842          $   511,464
Cash............................................             799                --                     --                   --
Receivables
  Dividends, Interest and Tax Reclaims..........             816               162                  9,794               10,664
  Investment Securities Sold....................             190                 8                     --                   --
  Fund Shares Sold..............................             718                41                    271                  778
Prepaid Expenses and Other Assets...............              --                15                     --                   17
                                                        --------           -------            -----------          -----------
    Total Assets................................         356,697            42,282                795,907              522,923
                                                        --------           -------            -----------          -----------
LIABILITIES:
Payable for Investment Securities Purchased.....           6,675               573                     --                   41
Payable for Fund Shares Redeemed................             131                --                     --                   79
Unrealized Loss on Forward Currency Contracts...              --                --                     --                4,419
Accrued Expenses and Other Liabilities..........             203                61                    126                   --
                                                        --------           -------            -----------          -----------
    Total Liabilities...........................           7,009               634                    126                4,539
                                                        --------           -------            -----------          -----------
NET ASSETS......................................        $349,688           $41,648            $   795,781          $   518,384
                                                        ========           =======            ===========          ===========
SHARES OUTSTANDING $.01 PAR VALUE...............             N/A               N/A             80,120,136           52,056,185
                                                        ========           =======            ===========          ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
  PER SHARE.....................................             N/A               N/A            $      9.93          $      9.96
                                                        ========           =======            ===========          ===========
Investments at Cost.............................        $322,609           $45,193            $   792,541          $   537,933
                                                        ========           =======            ===========          ===========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                                                 THE U.S.    THE ENHANCED    THE U.S.     THE U.S.     THE U.S.
                                                  LARGE       U.S. LARGE     LARGE CAP      4-10         6-10
                                                 COMPANY       COMPANY         VALUE       VALUE        VALUE
                                                  SERIES        SERIES        SERIES       SERIES       SERIES
                                                 --------    ------------    ---------    --------    ----------
                                                                     (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
  Dividends....................................  $ 18,585           --       $ 19,086     $  4,936    $  13,543
  Interest.....................................       184      $ 2,619            377          428        1,122
  Income from Securities Lending...............        28           --            145           51          719
                                                 --------      -------       --------     --------    ---------
      Total Investment Income..................    18,797        2,619         19,608        5,415       15,384
                                                 --------      -------       --------     --------    ---------
EXPENSES
  Investment Advisory Services.................       387           25            859          274        2,866
  Accounting & Transfer Agent Fees.............       232           52            324           44          540
  Custodian's Fees.............................        98            9             95           29          157
  Legal Fees...................................        17           --             15            2           18
  Audit Fees...................................        15           --             14            2           17
  Shareholders' Reports........................        28            1             20            4           26
  Trustees' Fees and Expenses..................         6           --             --            1            8
  Other........................................        94            5             37            4           20
                                                 --------      -------       --------     --------    ---------
      Total Expenses...........................       877           92          1,364          360        3,652
                                                 --------      -------       --------     --------    ---------
  NET INVESTMENT INCOME........................    17,920        2,527         18,244        5,055       11,732
                                                 --------      -------       --------     --------    ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain (Loss) on Investment
    Securities Sold............................   (14,186)        (132)        54,233       34,446      299,686
  Net Realized Gain on Foreign Currency
    Transactions...............................        --        4,471             --           --           --
  Net Realized Gain on Futures.................        --        1,496             --           --           --
  Net Realized Loss on Swap Contracts..........        --         (537)            --           --           --
  Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and Foreign
        Currency...............................    73,822       (5,187)       (51,788)     (18,038)    (135,456)
      Translation of Foreign Currency
        Denominated Amounts....................        --          944             --           --           --
      Futures..................................        --       (1,803)            --           --           --
      Swap Contracts...........................        --          482             --           --           --
                                                 --------      -------       --------     --------    ---------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES AND
    FOREIGN CURRENCY...........................    59,636         (266)         2,445       16,408      164,230
                                                 --------      -------       --------     --------    ---------
NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS....................................  $ 77,556      $ 2,261       $ 20,689     $ 21,463    $ 175,962
                                                 ========      =======       ========     ========    =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                                                THE U.S.      THE U.S.        THE DFA       THE JAPANESE    THE PACIFIC
                                               6-10 SMALL    9-10 SMALL    INTERNATIONAL       SMALL         RIM SMALL
                                                COMPANY       COMPANY          VALUE          COMPANY         COMPANY
                                                 SERIES        SERIES         SERIES           SERIES         SERIES
                                               ----------    ----------    -------------    ------------    -----------
                                                                        (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
    $0, $0, $2,298, $278 and $192,
    respectively)............................   $  2,451      $  4,675       $ 21,406         $  1,580        $  3,695
  Interest...................................        439           690            754              101              97
  Income from Securities Lending.............        538         1,115            722              243             119
                                                --------      --------       --------         --------        --------
      Total Investment Income................      3,428         6,480         22,882            1,924           3,911
                                                --------      --------       --------         --------        --------
EXPENSES
  Investment Advisory Services...............        101           794          1,611               94              89
  Accounting & Transfer Agent Fees...........        126           299            406              116             109
  Custodian's Fees...........................         37            86            219               29              40
  Legal Fees.................................          4            11             15                1              46
  Audit Fees.................................          3             9             14                1               1
  Shareholders' Reports......................          6            15             21                2               2
  Trustees' Fees and Expenses................          1             3              4                1              --
  Other......................................         21            16             37                5               4
                                                --------      --------       --------         --------        --------
      Total Expenses.........................        299         1,233          2,327              249             291
                                                --------      --------       --------         --------        --------
  NET INVESTMENT INCOME......................      3,129         5,247         20,555            1,675           3,620
                                                --------      --------       --------         --------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities
    Sold.....................................    102,797       204,032         57,413              856           8,529
  Net Realized Gain (Loss) on Foreign
    Currency Transactions....................         --            --           (781)              20             (51)
  Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and Foreign
        Currency.............................    (78,500)      (83,332)       (94,253)         (14,205)        (31,806)
      Translation of Foreign Currency
        Denominated Amounts..................         --            --            (39)             (48)             --
                                                --------      --------       --------         --------        --------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES
    AND FOREIGN CURRENCY.....................     24,297       120,700        (37,660)         (13,377)        (23,328)
                                                --------      --------       --------         --------        --------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS...................   $ 27,426      $125,947       $(17,105)        $(11,702)       $(19,708)
                                                ========      ========       ========         ========        ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2000
                                  (UNAUDITED)

                                                                                THE
                                     THE UNITED        THE                    EMERGING                      THE DFA
                                      KINGDOM      CONTINENTAL      THE       MARKETS       THE DFA         TWO-YEAR
                                       SMALL          SMALL       EMERGING     SMALL        ONE-YEAR         GLOBAL
                                      COMPANY        COMPANY      MARKETS       CAP       FIXED INCOME    FIXED INCOME
                                       SERIES        SERIES        SERIES      SERIES        SERIES          SERIES
                                     ----------    -----------    --------    --------    ------------    ------------
                                                                  (AMOUNTS IN THOUSANDS)
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes
    Withheld of $235, $478, $507,
    $75, $0 and $0,
    respectively)..................   $  2,164       $ 3,900      $  3,722    $   585            --               --
  Interest.........................         61           111           272         68       $24,012         $ 12,846
  Income from Securities Lending...          1           109            --         --            --               --
                                      --------       -------      --------    -------       -------         --------
      Total Investment Income......      2,226         4,120         3,994        653        24,012           12,846
                                      --------       -------      --------    -------       -------         --------
EXPENSES
  Investment Advisory Services.....         65           128           189         44           201              129
  Accounting & Transfer Agent
    Fees...........................         81           158           208         27           103              220
  Custodian's Fees.................         12            38           403         60            35               29
  Legal Fees.......................          1             1             2         --             7                2
  Audit Fees.......................          1             1             2         --             6                3
  Shareholders' Reports............          1             3             4         --            10                5
  Trustees' Fees and Expenses......         --             1             1         --             2                1
  Other............................          3             6             8          4             6                4
                                      --------       -------      --------    -------       -------         --------
      Total Expenses...............        164           336           817        135           370              393
                                      --------       -------      --------    -------       -------         --------
  NET INVESTMENT INCOME............      2,062         3,784         3,177        518        23,642           12,453
                                      --------       -------      --------    -------       -------         --------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCY
  Net Realized Gain (Loss) on
    Investment Securities Sold.....      6,273         5,228        12,806      2,394          (496)          (1,305)
  Net Realized Gain (Loss) on
    Foreign Currency
    Transactions...................        (50)           52          (117)       (37)           --           22,793
  Change in Unrealized Appreciation
    (Depreciation) of:
      Investment Securities and
        Foreign Currency...........    (16,865)        9,345       (22,618)    (3,629)       (2,493)         (12,244)
      Translation of Foreign
        Currency Denominated
        Amounts....................         (8)           (3)           14          2            --           (9,031)
                                      --------       -------      --------    -------       -------         --------
  NET GAIN (LOSS) ON INVESTMENT
    SECURITIES AND FOREIGN
    CURRENCY.......................    (10,650)       14,622        (9,915)    (1,270)       (2,989)             213
                                      --------       -------      --------    -------       -------         --------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS..   $ (8,588)      $18,406      $ (6,738)   $  (752)      $20,653         $ 12,666
                                      ========       =======      ========    =======       =======         ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (Amounts in thousands)

                                                      THE ENHANCED U.S.
                               THE U.S. LARGE               LARGE            THE U.S. LARGE CAP         THE U.S. 4-10
                               COMPANY SERIES          COMPANY SERIES           VALUE SERIES             VALUE SERIES
                           -----------------------  ---------------------  -----------------------  ----------------------
                           SIX MONTHS      YEAR     SIX MONTHS     YEAR    SIX MONTHS      YEAR     SIX MONTHS     YEAR
                             ENDED        ENDED       ENDED       ENDED      ENDED        ENDED       ENDED       ENDED
                            MAY 31,      NOV. 30,    MAY 31,     NOV. 30,   MAY 31,      NOV. 30,    MAY 31,     NOV. 30,
                              2000         1999        2000        1999       2000         1999        2000        1999
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
                           (UNAUDITED)              (UNAUDITED)            (UNAUDITED)              (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $   17,920   $   28,330  $    2,527   $  3,600  $   18,244   $   33,022  $    5,055   $  3,875
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......     (14,186)       8,219        (132)        94      54,233      310,039      34,446      9,608
  Net Realized Gain on
    Foreign Currency
    Transactions.........          --           --       4,471      3,424          --           --          --         --
  Net Realized Gain on
    Futures..............          --           --       1,496     12,772          --           --          --         --
  Net Realized Gain
    (Loss) on Swap
    Contracts............          --           --        (537)     1,448          --           --          --         --
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........      73,822      351,120      (5,187)    (3,919)    (51,788)    (262,465)    (18,038)   (12,179)
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --           --         944        840          --           --          --         --
    Futures..............          --           --      (1,803)    (3,672)         --           --          --         --
    Swap Contracts.......          --           --         482       (343)         --           --          --         --
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
  Net Increase in Net
    Assets Resulting from
    Operations...........      77,556      387,669       2,261     14,244      20,689       80,596      21,463      1,304
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
Distributions From:
  Net Investment
    Income...............          --           --      (3,482)    (6,484)    (10,459)     (32,738)       (912)    (3,680)
  Net Realized Gains.....          --           --     (10,644)    (6,206)   (310,296)    (135,996)     (9,818)      (979)
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
      Total
        Distributions....          --           --     (14,126)   (12,690)   (320,755)    (168,734)    (10,730)    (4,659)
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........          --           --      11,339     33,330     248,408      240,602     312,234    179,790
  Shares Issued in Lieu
    of Cash
    Distributions........          --           --      14,126     12,690     317,842      166,280      10,730      4,659
  Shares Redeemed........          --           --     (15,158)    (6,925)   (239,777)    (286,569)         (4)        --
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
    Net Increase from
      Capital Share
      Transactions.......          --           --      10,307     39,095     326,473      120,313     322,960    184,449
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
Transactions in Interest
  Contributions..........     513,192    1,037,766          --         --          --           --          --         --
  Withdrawals............    (157,005)    (207,547)         --         --          --           --          --         --
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
    Net Increase from
      Transactions in
      Interest...........     356,187      830,219          --         --          --           --          --         --
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
      Total Increase
        (Decrease).......     433,743    1,217,888      (1,558)    40,649      26,407       32,175     333,693    181,094
NET ASSETS
  Beginning of Period....   2,775,062    1,557,174     102,171     61,522   1,788,082    1,755,907     360,336    179,242
                           ----------   ----------  ----------   --------  ----------   ----------  ----------   --------
  End of Period..........  $3,208,805   $2,775,062  $  100,613   $102,171  $1,814,489   $1,788,082  $  694,029   $360,336
                           ==========   ==========  ==========   ========  ==========   ==========  ==========   ========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         N/A          N/A         969      2,607      16,944       12,917      36,065     18,595
   Shares Issued in Lieu
     of Cash
     Distributions.......                                1,224      1,028      22,378        9,595       1,255        521
   Shares Redeemed.......                               (1,291)      (543)    (16,090)     (15,459)         --         --
                                                    ----------   --------  ----------   ----------  ----------   --------
                                                           902      3,092      23,232        7,053      37,320     19,116
                                                    ==========   ========  ==========   ==========  ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                THE U.S. 6-10       THE U.S. 6-10 SMALL   THE U.S. 9-10 SMALL    THE DFA INTERNATIONAL
                                VALUE SERIES          COMPANY SERIES         COMPANY SERIES           VALUE SERIES
                           -----------------------  -------------------  ----------------------  ----------------------
                           SIX MONTHS      YEAR       SIX        YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                             ENDED        ENDED      MONTHS     ENDED      ENDED       ENDED       ENDED       ENDED
                                                     ENDED
                            MAY 31,      NOV. 30,   MAY 31,    NOV. 30,   MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                              2000         1999       2000       1999       2000        1999        2000        1999
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
                           (UNAUDITED)              (UNAUDITED)          (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $   11,732   $   21,710  $  3,129   $  4,945  $   5,247   $   10,291  $  20,555   $   37,751
  Net Realized Gain on
    Investment Securities
    Sold.................     299,686      258,801   102,797     56,608    204,032      250,160     57,413      100,874
  Net Realized Loss on
    Foreign Currency
    Transactions.........          --           --        --         --         --           --       (781)        (341)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........    (135,456)     (43,040)  (78,500)    31,371    (83,332)     (14,253)   (94,253)      81,414
    Translation of
      Foreign Currency
      Denominated
      Amounts............          --           --        --         --         --           --        (39)        (368)
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........     175,962      237,471    27,426     92,924    125,947      246,198    (17,105)     219,330
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
Distributions From:
  Net Investment
    Income...............      (3,272)     (20,939)     (721)    (4,995)    (1,653)     (10,142)    (4,940)     (42,454)
  Net Realized Gains.....    (258,822)    (205,075)  (58,823)   (49,223)  (250,174)    (124,444)  (100,340)      (3,807)
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
    Total
      Distributions......    (262,094)    (226,014)  (59,544)   (54,218)  (251,827)    (134,586)  (105,280)     (46,261)
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
Capital Share
  Transactions (1):
  Shares Issued..........     131,672      340,725   219,165     98,295     98,159       73,568    212,057      145,300
  Shares Issued in Lieu
    of Cash
    Distributions........     257,339      220,532    58,704     53,051    246,996      133,746    105,280       46,261
  Shares Redeemed........    (242,734)    (315,975) (172,657)  (150,769)  (112,190)    (335,527)  (216,339)    (424,502)
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
    Net Increase
      (Decrease) from
      Capital Share
      Transactions.......     146,277      245,282   105,212        577    232,965     (128,213)   100,998     (232,941)
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
    Total Increase
      (Decrease).........      60,145      256,739    73,094     39,283    107,085      (16,601)   (21,387)     (59,872)
NET ASSETS
  Beginning of Period....   2,692,473    2,435,734   586,086    546,803  1,323,023    1,339,624  1,660,377    1,720,249
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
  End of Period..........  $2,752,618   $2,692,473  $659,180   $586,086  $1,430,108  $1,323,023  $1,638,990  $1,660,377
                           ==========   ==========  ========   ========  ==========  ==========  ==========  ==========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........       7,704       20,729    16,521      8,767     10,622        8,549     17,261       11,508
   Shares Issued in Lieu
     of Cash
     Distributions.......      16,645       14,152     5,154      5,082     30,456       16,823      8,355        3,655
   Shares Redeemed.......     (14,218)     (19,083)  (14,099)   (13,717)   (10,856)     (37,978)   (17,514)     (33,103)
                           ----------   ----------  --------   --------  ----------  ----------  ----------  ----------
                               10,131       15,798     7,576        132     30,222      (12,606)     8,102      (17,940)
                           ==========   ==========  ========   ========  ==========  ==========  ==========  ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                     THE PACIFIC RIM       THE UNITED KINGDOM
                            THE JAPANESE SMALL        SMALL COMPANY          SMALL COMPANY       THE CONTINENTAL SMALL
                              COMPANY SERIES             SERIES                  SERIES              COMPANY SERIES
                           ---------------------  ---------------------  ----------------------  ----------------------
                           SIX MONTHS     YEAR    SIX MONTHS     YEAR    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                             ENDED       ENDED      ENDED       ENDED      ENDED       ENDED       ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,     NOV. 30,   MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                              2000        1999       2000        1999       2000        1999        2000        1999
                           ----------   --------  ----------   --------  ----------   --------   ----------   --------
                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $    1,675   $  2,212  $    3,620   $  4,774  $    2,062   $  4,809   $    3,784   $  5,173
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......         856     (3,116)      8,529    (11,610)      6,273     10,395        5,228     26,397
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........          20        143         (51)     2,522         (50)       (47)          52       (286)
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........     (14,205)    42,419     (31,806)    75,981     (16,865)    27,562        9,345    (49,186)
    Translation of
      Foreign Currency
      Denominated
      Amounts............         (48)       (39)         --          4          (8)        (8)          (3)       (77)
                           ----------   --------  ----------   --------  ----------   --------   ----------   --------
    Net Increase
      (Decrease) in Net
      Assets Resulting
      from Operations....     (11,702)    41,619     (19,708)    71,671      (8,588)    42,711       18,406    (17,979)
                           ----------   --------  ----------   --------  ----------   --------   ----------   --------
Transactions in Interest
  Contributions..........      25,761     25,283       1,689     13,505       4,879     20,680       15,990     53,967
  Withdrawals............     (18,440)   (54,230)    (20,749)   (41,298)    (15,642)   (58,750)     (34,959)   (88,022)
                           ----------   --------  ----------   --------  ----------   --------   ----------   --------
    Net Increase
      (Decrease) from
      Transactions in
      Interest...........       7,321    (28,947)    (19,060)   (27,793)    (10,763)   (38,070)     (18,969)   (34,055)
                           ----------   --------  ----------   --------  ----------   --------   ----------   --------
      Total Increase
        (Decrease).......      (4,381)    12,672     (38,768)    43,878     (19,351)     4,641         (563)   (52,034)
NET ASSETS
  Beginning of Period....     202,676    190,004     183,759    139,881     132,127    127,486      252,368    304,402
                           ----------   --------  ----------   --------  ----------   --------   ----------   --------
  End of Period..........  $  198,295   $202,676  $  144,991   $183,759  $  112,776   $132,127   $  251,805   $252,368
                           ==========   ========  ==========   ========  ==========   ========   ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                      THE EMERGING                                  THE DFA TWO-YEAR
                               THE EMERGING         MARKETS SMALL CAP       THE DFA ONE-YEAR      GLOBAL FIXED INCOME
                              MARKETS SERIES             SERIES           FIXED INCOME SERIES            SERIES
                           ---------------------  ---------------------  ----------------------  ----------------------
                           SIX MONTHS     YEAR    SIX MONTHS    YEAR     SIX MONTHS     YEAR     SIX MONTHS     YEAR
                             ENDED       ENDED      ENDED       ENDED      ENDED        ENDED      ENDED       ENDED
                            MAY 31,     NOV. 30,   MAY 31,     NOV. 30,   MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                              2000        1999       2000       1999        2000        1999        2000        1999
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
                           (UNAUDITED)            (UNAUDITED)            (UNAUDITED)             (UNAUDITED)
INCREASE (DECREASE) IN
  NET ASSETS
Operations:
  Net Investment
    Income...............  $    3,177   $  3,816  $      518   $   568   $   23,642   $  46,162  $   12,453   $ 21,142
  Net Realized Gain
    (Loss) on Investment
    Securities Sold......      12,806     (3,653)      2,394     4,798         (496)       (409)     (1,305)      (183)
  Net Realized Gain
    (Loss) on Foreign
    Currency
    Transactions.........        (117)      (223)        (37)      (91)          --          --      22,793     14,811
  Change in Unrealized
    Appreciation
    (Depreciation) of:
    Investment Securities
      and Foreign
      Currency...........     (22,618)   121,183      (3,629)   11,687       (2,493)     (4,327)    (12,244)   (17,007)
    Translation of
      Foreign Currency
      Denominated
      Amounts............          14          2           2        --           --          --      (9,031)     3,650
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
  Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations...........      (6,738)   121,125        (752)   16,962       20,653      41,426      12,666     22,413
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
Distributions From:
  Net Investment
    Income...............          --         --          --        --      (23,429)    (46,108)    (20,048)   (27,143)
  Net Realized Gains.....          --         --          --        --           --          --          --       (603)
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
    Total
      Distributions......          --         --          --        --      (23,429)    (46,108)    (20,048)   (27,746)
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
Capital Share
  Transactions (1):
  Shares Issued..........          --         --          --        --       74,822     255,707      45,662    122,290
  Shares Issued in Lieu
    of Cash
    Distributions........          --         --          --        --       21,840      42,116      20,048     27,714
  Shares Redeemed........          --         --          --        --     (119,653)   (341,586)    (71,458)   (53,999)
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
    Net Increase
      (Decrease) from
      Capital Share
      Transactions.......          --         --          --        --      (22,991)    (43,763)     (5,748)    96,005
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
Transactions in Interest
  Contributions..........      32,642     33,845       5,133     4,993           --          --          --         --
  Withdrawals............     (20,391)   (42,427)     (2,581)   (3,506)          --          --          --         --
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
    Net Increase
      (Decrease) from
      Transactions in
      Interest...........      12,251     (8,582)      2,552     1,487           --          --          --         --
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
      Total Increase
        (Decrease).......       5,513    112,543       1,800    18,449      (25,767)    (48,445)    (13,130)    90,672
NET ASSETS
  Beginning of Period....     344,175    231,632      39,848    21,399      821,548     869,993     531,514    440,842
                           ----------   --------  ----------   -------   ----------   ---------  ----------   --------
  End of Period..........  $  349,688   $344,175  $   41,648   $39,848   $  795,781   $ 821,548  $  518,384   $531,514
                           ==========   ========  ==========   =======   ==========   =========  ==========   ========
(1) SHARES ISSUED AND
  REDEEMED:
   Shares Issued.........         N/A        N/A         N/A       N/A        7,535      25,564       4,628     11,937
   Shares Issued in Lieu
     of Cash
     Distributions.......                                                     2,206       4,261       2,042      2,728
   Shares Redeemed.......                                                   (12,049)    (34,214)     (7,187)    (5,275)
                                                                         ----------   ---------  ----------   --------
                                                                             (2,308)     (4,389)       (517)     9,390
                                                                         ==========   =========  ==========   ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                          THE U.S. LARGE COMPANY SERIES
                                     -----------------------------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR       YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED      ENDED       ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                         2000         1999        1998       1997        1996        1995
------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period (1).......................         N/A           N/A         N/A       N/A    $  13.48    $  10.11
                                     ----------    ----------  ----------  --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  (1)
  Net Investment Income............          --            --          --        --        0.15        0.30
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......          --            --          --        --        1.41        3.36
                                     ----------    ----------  ----------  --------    --------    --------
    Total From Investment
      Operations...................          --            --          --        --        1.56        3.66
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income............          --            --          --        --       (0.16)      (0.29)
  Net Realized Gains...............          --            --          --        --       (0.08)         --
                                     ----------    ----------  ----------  --------    --------    --------
    Total Distributions............          --            --          --        --       (0.24)      (0.29)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of
  Period (1).......................         N/A           N/A         N/A       N/A    $  14.80    $  13.48
============================================================================================================
Total Return (1)...................         N/A           N/A         N/A       N/A       11.60%#     36.77%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $3,208,805    $2,775,062  $1,557,174  $822,493    $466,441    $ 97,118
Ratio of Expenses to Average Net
  Assets...........................        0.06%*        0.06%       0.06%     0.07%       0.12%       0.02%
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses)..........        0.06%*        0.06%       0.06%     0.07%       0.12%       0.18%
Ratio of Net Investment Income to
  Average Net Assets...............        1.16%*        1.27%       1.47%     1.75%       2.12%       2.61%
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses)........................        1.16%*        1.27%       1.47%     1.75%       2.12%       2.45%
Portfolio Turnover Rate............           5%*           4%          9%        4%         14%          2%
------------------------------------------------------------------------------------------------------------

                                                      THE ENHANCED U.S.
                                                    LARGE COMPANY SERIES
                                     ---------------------------------------------------
                                     SIX MONTHS     YEAR      YEAR      YEAR     JULY 3
                                        ENDED      ENDED     ENDED     ENDED       TO
                                       MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        2000        1999      1998      1997      1996
-----------------------------------  ---------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period (1).......................  $  13.03     $  12.95  $ 12.56   $ 11.76   $ 10.00
                                     --------     --------  -------   -------   -------
INCOME FROM INVESTMENT OPERATIONS
  (1)
  Net Investment Income............      0.83         1.06     0.29      0.51      0.16
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.54)        1.34     2.13      2.25      1.74
                                     --------     --------  -------   -------   -------
    Total From Investment
      Operations...................      0.29         2.40     2.42      2.76      1.90
-----------------------------------  ---------------------------------------------------
LESS DISTRIBUTIONS (1)
  Net Investment Income............     (0.44)       (1.02)   (0.45)    (0.54)    (0.14)
  Net Realized Gains...............     (1.37)       (1.30)   (1.58)    (1.42)       --
                                     --------     --------  -------   -------   -------
    Total Distributions............     (1.81)       (2.32)   (2.03)    (1.96)    (0.14)
-----------------------------------  ---------------------------------------------------
Net Asset Value, End of
  Period (1).......................  $  11.51     $  13.03  $ 12.95   $ 12.56   $ 11.76
===================================  ===================================================
Total Return (1)...................      2.26%#      20.55%   24.00%    27.63%    18.95%#
-----------------------------------  ---------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $100,613     $102,171  $61,522   $47,616   $29,213
Ratio of Expenses to Average Net
  Assets...........................      0.18%*       0.19%    0.21%     0.25%     0.29%*
Ratio of Expenses to Average Net
  Assets (Excluding Waivers and
  Assumption of Expenses)..........      0.18%*       0.19%    0.21%     0.25%     0.29%*
Ratio of Net Investment Income to
  Average Net Assets...............      5.03%*       4.55%    4.42%     4.59%     4.60%*
Ratio of Net Investment Income to
  Average Net Assets (Excluding
  Waivers and Assumption of
  Expenses)........................      5.03%*       4.55%    4.42%     4.59%     4.60%*
Portfolio Turnover Rate............        61%*         82%      87%      194%      211%*
-----------------------------------  ---------------------------------------------------

  *  Annualized
  #  Non-annualized
(1) For the U.S. Large Company Series, items are calculated for the period December 1, 1995 through May 31, 1996. Effective
     June 1, 1996, this Series was reorganized as a partnership, and these items are no longer applicable.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                THE U.S. LARGE CAP VALUE SERIES
                                       ----------------------------------------------------------------------------------
                                        SIX MONTHS          YEAR          YEAR          YEAR         YEAR         YEAR
                                          ENDED            ENDED         ENDED         ENDED         ENDED        ENDED
                                         MAY 31,          NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                           2000             1999          1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................. $    17.79        $    18.79    $    18.09    $    15.52    $  13.29     $   9.92
                                       ----------        ----------    ----------    ----------    --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............       0.16              0.34          0.31          0.32        0.31         0.32
  Net Gains (Losses) on Securities
    (Realized and Unrealized)               (0.06)             0.46          1.71          3.38        2.57         3.53
                                       ----------        ----------    ----------    ----------    --------     --------
    Total From Investment
      Operations......................       0.10              0.80          2.02          3.70        2.88         3.85
-------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............      (0.09)            (0.34)        (0.32)        (0.31)      (0.31)       (0.31)
  Net Realized Gains..................      (3.13)            (1.46)        (1.00)        (0.82)      (0.34)       (0.17)
                                       ----------        ----------    ----------    ----------    --------     --------
    Total Distributions...............      (3.22)            (1.80)        (1.32)        (1.13)      (0.65)       (0.48)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........ $    14.67        $    17.79    $    18.79    $    18.09    $  15.52     $  13.29
=========================================================================================================================
Total Return..........................       1.25%#            4.64%        11.93%        25.31%      22.48%       39.26%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................... $1,814,489        $1,788,082    $1,755,907    $1,489,996    $987,942     $423,027
Ratio of Expenses to Average Net
  Assets..............................       0.16%*            0.16%         0.16%         0.18%       0.19%        0.21%
Ratio of Net Investment Income to
  Average Net Assets..................       2.12%*            1.80%         1.67%         1.96%       2.37%        2.84%
Portfolio Turnover Rate...............         22%*              43%           25%           18%         20%          29%
-------------------------------------------------------------------------------------------------------------------------

                                               THE U.S. 4-10 VALUE SERIES
                                        ----------------------------------------
                                         SIX MONTHS       YEAR         FEB. 6
                                           ENDED         ENDED           TO
                                          MAY 31,       NOV. 30,      NOV. 30,
                                            2000          1999          1998
--------------------------------------  ----------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..............................   $   9.03       $   8.62      $  10.00
                                         --------       --------      --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............       0.07           0.10          0.07
  Net Gains (Losses) on Securities
    (Realized and Unrealized)                0.14           0.45         (1.39)
                                         --------       --------      --------
    Total From Investment
      Operations......................       0.21           0.55         (1.32)
--------------------------------------  ----------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............      (0.02)         (0.10)        (0.06)
  Net Realized Gains..................      (0.23)         (0.04)           --
                                         --------       --------      --------
    Total Distributions...............      (0.25)         (0.14)        (0.06)
--------------------------------------  ----------------------------------------
Net Asset Value, End of Period........   $   8.99       $   9.03      $   8.62
======================================  ========================================
Total Return..........................       2.43%#         6.39%       (13.26)%#
--------------------------------------  ----------------------------------------
Net Assets, End of Period
  (thousands).........................   $694,029       $360,336      $179,242
Ratio of Expenses to Average Net
  Assets..............................       0.13%*         0.14%         0.17%*
Ratio of Net Investment Income to
  Average Net Assets..................       1.84%*         1.33%         1.95%*
Portfolio Turnover Rate...............         32%*           35%           10%*
--------------------------------------  ----------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                            THE U.S. 6-10 VALUE SERIES
                                     ------------------------------------------------------------------------
                                      SIX MONTHS      YEAR        YEAR        YEAR        YEAR        YEAR
                                        ENDED        ENDED       ENDED       ENDED       ENDED       ENDED
                                       MAY 31,      NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                         2000         1999        1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    17.16    $    17.26  $    21.10  $    16.58  $    14.02   $  11.15
                                     ----------    ----------  ----------  ----------  ----------   --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.07          0.14        0.14        0.15        0.15       0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.93          1.38       (1.92)       5.23        2.88       3.06
                                     ----------    ----------  ----------  ----------  ----------   --------
    Total From Investment
      Operations...................        1.00          1.52       (1.78)       5.38        3.03       3.20
-------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.02)        (0.14)      (0.16)      (0.12)      (0.15)     (0.14)
  Net Realized Gains...............       (1.66)        (1.48)      (1.90)      (0.74)      (0.32)     (0.19)
                                     ----------    ----------  ----------  ----------  ----------   --------
    Total Distributions............       (1.68)        (1.62)      (2.06)      (0.86)      (0.47)     (0.33)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $    16.48    $    17.16  $    17.26  $    21.10  $    16.58   $  14.02
=============================================================================================================
Total Return.......................        6.49%#        9.78%      (9.05)%      33.93%      22.14%     28.81%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $2,752,618    $2,692,473  $2,435,734  $2,224,268  $1,248,213   $624,343
Ratio of Expenses to Average Net
  Assets...........................        0.25%*        0.26%       0.26%       0.28%       0.29%      0.32%
Ratio of Net Investment Income to
  Average Net Assets...............        0.82%*        0.83%       0.78%       0.86%       1.11%      1.22%
Portfolio Turnover Rate............          30%*          29%         23%         25%         15%        21%
-------------------------------------------------------------------------------------------------------------

                                                  THE U.S. 6-10 SMALL COMPANY SERIES
                                     -------------------------------------------------------------
                                     SIX MONTHS     YEAR      YEAR      YEAR      YEAR      YEAR
                                        ENDED      ENDED     ENDED     ENDED     ENDED     ENDED
                                       MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        2000        1999      1998      1997      1996      1995
-----------------------------------  -------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  12.24     $  11.46  $  13.82  $  12.56  $  11.26  $   9.54
                                     --------     --------  --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.06         0.10      0.10      0.11      0.13      0.12
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......      0.83         1.83     (1.28)     2.81      1.92      2.50
                                     --------     --------  --------  --------  --------  --------
    Total From Investment
      Operations...................      0.89         1.93     (1.18)     2.92      2.05      2.62
-----------------------------------  -------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.02)       (0.11)    (0.10)    (0.10)    (0.13)    (0.12)
  Net Realized Gains...............     (1.22)       (1.04)    (1.08)    (1.56)    (0.62)    (0.78)
                                     --------     --------  --------  --------  --------  --------
    Total Distributions............     (1.24)       (1.15)    (1.18)    (1.66)    (0.75)    (0.90)
-----------------------------------  -------------------------------------------------------------
Net Asset Value, End of Period.....  $  11.89     $  12.24  $  11.46  $  13.82  $  12.56  $  11.26
===================================  =============================================================
Total Return.......................      7.71%#      18.62%    (8.98)%    26.47%    19.17%    29.19%
-----------------------------------  -------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $659,180     $586,086  $546,803  $432,833  $268,401  $221,984
Ratio of Expenses to Average Net
  Assets...........................      0.09%*       0.09%     0.09%     0.11%     0.13%     0.15%
Ratio of Net Investment Income to
  Average Net Assets...............      0.93%*       0.89%     0.88%     0.96%     1.05%     1.18%
Portfolio Turnover Rate............        57%*         29%       29%       30%       32%       21%
-----------------------------------  -------------------------------------------------------------

  *  Annualized
  #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                              THE U.S. 9-10 SMALL COMPANY
                                                         SERIES
                                       ------------------------------------------
                                        SIX MONTHS          YEAR          YEAR
                                          ENDED            ENDED         ENDED
                                         MAY 31,          NOV. 30,      NOV. 30,
                                           2000             1999          1998
---------------------------------------------------------------------------------
                                       (UNAUDITED)
Net Asset Value, Beginning of
  Period.............................. $     9.55        $     8.86    $    10.00
                                       ----------        ----------    ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............       0.03              0.07          0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........       0.72              1.52         (1.14)
                                       ----------        ----------    ----------
    Total From Investment
      Operations......................       0.75              1.59         (1.08)
---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............      (0.01)            (0.07)        (0.06)
  Net Realized Gains..................      (1.82)            (0.83)           --
                                       ----------        ----------    ----------
    Total Distributions...............      (1.83)            (0.90)        (0.06)
---------------------------------------------------------------------------------
Net Asset Value, End of Period........ $     8.47        $     9.55    $     8.86
=================================================================================
Total Return..........................       8.68%#           20.06%       (10.81)%
---------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................... $1,430,108        $1,323,023    $1,339,624
Ratio of Expenses to Average Net
  Assets..............................       0.16%*            0.16%         0.16%
Ratio of Net Investment Income to
  Average Net Assets..................       0.66%*            0.76%         0.63%
Portfolio Turnover Rate...............         37%*              23%           26%
---------------------------------------------------------------------------------


                                                               THE DFA INTERNATIONAL VALUE SERIES
                                        ---------------------------------------------------------------------------------
                                         SIX MONTHS        YEAR          YEAR          YEAR          YEAR         YEAR
                                           ENDED          ENDED         ENDED         ENDED         ENDED         ENDED
                                          MAY 31,        NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,     NOV. 30,
                                            2000           1999          1998          1997          1996         1995
--------------------------------------  ---------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..............................  $    13.18      $    11.95    $    10.90    $    11.79    $    10.55    $  10.06
                                        ----------      ----------    ----------    ----------    ----------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............        0.16            0.28          0.22          0.24          0.23        0.20
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........       (0.27)           1.29          1.13         (0.67)         1.32        0.52
                                        ----------      ----------    ----------    ----------    ----------    --------
    Total From Investment
      Operations......................       (0.11)           1.57          1.35         (0.43)         1.55        0.72
--------------------------------------  ---------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............       (0.04)          (0.31)        (0.27)        (0.22)        (0.23)      (0.21)
  Net Realized Gains..................       (0.81)          (0.03)        (0.03)        (0.24)        (0.08)      (0.02)
                                        ----------      ----------    ----------    ----------    ----------    --------
    Total Distributions...............       (0.85)          (0.34)        (0.30)        (0.46)        (0.31)      (0.23)
--------------------------------------  ---------------------------------------------------------------------------------
Net Asset Value, End of Period........  $    12.22      $    13.18    $    11.95    $    10.90    $    11.79    $  10.55
======================================  =================================================================================
Total Return..........................       (1.06)%#        13.27%        12.50%        (3.84)%       14.85%       7.20%
--------------------------------------  ---------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).........................  $1,638,990      $1,660,377    $1,720,249    $1,582,086    $1,356,852    $609,386
Ratio of Expenses to Average Net
  Assets..............................        0.29%*          0.29%         0.29%         0.32%         0.36%       0.42%
Ratio of Net Investment Income to
  Average Net Assets..................        2.55%*          2.17%         1.90%         2.09%         2.23%       2.14%
Portfolio Turnover Rate...............          17%*             6%           15%           23%           12%         10%
--------------------------------------  ---------------------------------------------------------------------------------


                                                       THE JAPANESE SMALL COMPANY SERIES
                                        ----------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR         YEAR        AUG. 9
                                           ENDED          ENDED        ENDED        ENDED         TO
                                          MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            2000          1999         1998         1997         1996
--------------------------------------  ----------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..............................        N/A+           N/A+         N/A+         N/A+         N/A+
                                         --------       --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............         --             --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........         --             --           --           --           --
                                         --------       --------     --------     --------     --------
    Total From Investment
      Operations......................         --             --           --           --           --
--------------------------------------  ----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............         --             --           --           --           --
  Net Realized Gains..................         --             --           --           --           --
                                         --------       --------     --------     --------     --------
    Total Distributions...............         --             --           --           --           --
--------------------------------------  ----------------------------------------------------------------
Net Asset Value, End of Period........        N/A+           N/A+         N/A+         N/A+         N/A+
======================================  ================================================================
Total Return..........................        N/A+           N/A+         N/A+         N/A+         N/A+
--------------------------------------  ----------------------------------------------------------------
Net Assets, End of Period
  (thousands).........................   $198,295       $202,676     $190,004     $175,342     $329,682
Ratio of Expenses to Average Net
  Assets..............................       0.26%*         0.28%        0.28%        0.29%        0.29%
Ratio of Net Investment Income to
  Average Net Assets..................       1.78%*         1.10%        1.29%        0.93%        0.76%
Portfolio Turnover Rate...............          4%*            6%           8%          13%           2%*
--------------------------------------  ----------------------------------------------------------------

  *  Annualized
  #  Non-annualized
  + Not applicable as The Japanese Small Company Series is organized as a Partnership.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE PACIFIC RIM SMALL COMPANY SERIES
                                        --------------------------------------------------------------------
                                         SIX MONTHS          YEAR          YEAR         YEAR        AUG. 9
                                           ENDED            ENDED         ENDED         ENDED         TO
                                          MAY 31,          NOV. 30,      NOV. 30,     NOV. 30,     NOV. 30,
                                            2000             1999          1998         1997         1996
------------------------------------------------------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..............................        N/A+              N/A+          N/A+         N/A+         N/A+
                                         --------          --------      --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............         --                --            --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........         --                --            --           --           --
                                         --------          --------      --------     --------     --------
    Total From Investment
      Operations......................         --                --            --           --           --
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............         --                --            --           --           --
  Net Realized Gains..................         --                --            --           --           --
                                         --------          --------      --------     --------     --------
    Total Distributions...............         --                --            --           --           --
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period........        N/A+              N/A+          N/A+         N/A+         N/A+
============================================================================================================
Total Return..........................        N/A+              N/A+          N/A+         N/A+         N/A+
------------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands).........................   $144,991          $183,759      $139,881     $147,795     $231,481
Ratio of Expenses to Average Net
  Assets..............................       0.33%*            0.48%         0.38%        0.40%        0.45%*
Ratio of Net Investment Income to
  Average Net Assets..................       4.08%*            2.95%         4.01%        2.45%        2.50%*
Portfolio Turnover Rate...............          2%*              34%           26%          24%           8%*
------------------------------------------------------------------------------------------------------------

                                                    THE UNITED KINGDOM SMALL COMPANY SERIES
                                        ----------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR         YEAR        AUG. 9
                                           ENDED          ENDED        ENDED        ENDED         TO
                                          MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            2000          1999         1998         1997         1996
--------------------------------------  ----------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..............................        N/A+           N/A+         N/A+         N/A+         N/A+
                                         --------       --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............         --             --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........         --             --           --           --           --
                                         --------       --------     --------     --------     --------
    Total From Investment
      Operations......................         --             --           --           --           --
--------------------------------------  ----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............         --             --           --           --           --
  Net Realized Gains..................         --             --           --           --           --
                                         --------       --------     --------     --------     --------
    Total Distributions...............         --             --           --           --           --
--------------------------------------  ----------------------------------------------------------------
Net Asset Value, End of Period........        N/A+           N/A+         N/A+         N/A+         N/A+
======================================  ================================================================
Total Return..........................        N/A+           N/A+         N/A+         N/A+         N/A+
--------------------------------------  ----------------------------------------------------------------
Net Assets, End of Period
  (thousands).........................   $112,776       $132,127     $127,485     $171,851     $182,625
Ratio of Expenses to Average Net
  Assets..............................       0.25%*         0.26%        0.26%        0.25%        0.29%*
Ratio of Net Investment Income to
  Average Net Assets..................       3.15%*         3.55%        3.66%        2.86%        2.94%*
Portfolio Turnover Rate...............          6%*            5%          11%           4%           5%*
--------------------------------------  ----------------------------------------------------------------

                                                      THE CONTINENTAL SMALL COMPANY SERIES
                                        ----------------------------------------------------------------
                                         SIX MONTHS       YEAR         YEAR         YEAR        AUG. 9
                                           ENDED          ENDED        ENDED        ENDED         TO
                                          MAY 31,       NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                            2000          1999         1998         1997         1996
--------------------------------------  ----------------------------------------------------------------
                                        (UNAUDITED)
Net Asset Value, Beginning of
  Period..............................        N/A+           N/A+         N/A+         N/A+         N/A+
                                         --------       --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...............         --             --           --           --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized).........         --             --           --           --           --
                                         --------       --------     --------     --------     --------
    Total From Investment
      Operations......................         --             --           --           --           --
--------------------------------------  ----------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income...............         --             --           --           --           --
  Net Realized Gains..................         --             --           --           --           --
                                         --------       --------     --------     --------     --------
    Total Distributions...............         --             --           --           --           --
--------------------------------------  ----------------------------------------------------------------
Net Asset Value, End of Period........        N/A+           N/A+         N/A+         N/A+         N/A+
======================================  ================================================================
Total Return..........................        N/A+           N/A+         N/A+         N/A+         N/A+
--------------------------------------  ----------------------------------------------------------------
Net Assets, End of Period
  (thousands).........................   $251,805       $252,368     $304,402      323,610      335,882
Ratio of Expenses to Average Net
  Assets..............................       0.26%*         0.27%        0.27%        0.29%        0.31%*
Ratio of Net Investment Income to
  Average Net Assets..................       2.95%*         1.92%        1.76%        1.84%        0.27%*
Portfolio Turnover Rate...............          2%*           11%           1%           3%           7%*
--------------------------------------  ----------------------------------------------------------------

  *  Annualized
  +  Not applicable as The Pacific Rim Small Company Series, The
     United Kingdom Small Company Series and The Continental
     Small Company Series are organized as Partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                        THE EMERGING MARKETS SERIES
                                     ------------------------------------------------------------------
                                     SIX MONTHS    YEAR      YEAR       YEAR        YEAR        YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                      MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                        2000       1999      1998       1997        1996        1995
-------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+      N/A+       N/A+        N/A+        N/A+
                                     --------    --------  --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        --          --        --         --          --          --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --        --         --          --          --
                                     --------    --------  --------   --------    --------    --------
    Total From Investment
      Operations...................        --          --        --         --          --          --
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --        --         --          --          --
  Net Realized Gains...............        --          --        --         --          --          --
                                     --------    --------  --------   --------    --------    --------
    Total Distributions............        --          --        --         --          --          --
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+      N/A+       N/A+        N/A+        N/A+
=======================================================================================================
Total Return.......................       N/A+        N/A+      N/A+       N/A+        N/A+        N/A+
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $349,688    $344,175  $231,632   $220,941    $162,075    $ 49,351
Ratio of Expenses to Average Net
  Assets...........................      0.43%*      0.46%     0.53%      0.54%       0.66%       0.87%
Ratio of Net Investment Income to
  Average Net Assets...............      1.68%*      1.34%     1.66%      1.63%       1.63%       1.70%
Portfolio Turnover Rate............        13%*        16%       10%         1%          0%          8%
-------------------------------------------------------------------------------------------------------

                                                 THE EMERGING MARKETS
                                                   SMALL CAP SERIES
                                     ---------------------------------------------
                                     SIX MONTHS     YEAR      YEAR    DEC. 2, 1996
                                        ENDED      ENDED     ENDED         TO
                                       MAY 31,    NOV. 30,  NOV. 30,    NOV. 30,
                                        2000        1999      1998        1997
-----------------------------------  ---------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................       N/A+        N/A+      N/A+         N/A+
                                      -------     -------   -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        --          --        --           --
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        --          --        --           --
                                      -------     -------   -------      -------
    Total From Investment
      Operations...................        --          --        --           --
-----------------------------------  ---------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............        --          --        --           --
  Net Realized Gains...............        --          --        --           --
                                      -------     -------   -------      -------
    Total Distributions............        --          --        --           --
-----------------------------------  ---------------------------------------------
Net Asset Value, End of Period.....       N/A+        N/A+      N/A+         N/A+
===================================  =============================================
Total Return.......................       N/A+        N/A+      N/A+         N/A+
-----------------------------------  ---------------------------------------------
Net Assets, End of Period
  (thousands)......................   $41,648     $39,848   $21,399      $19,449
Ratio of Expenses to Average Net
  Assets...........................      0.61%*      0.68%     0.88%        0.90%*
Ratio of Net Investment Income to
  Average Net Assets...............      2.34%*      1.82%     2.32%        1.90%*
Portfolio Turnover Rate............        17%*        24%       13%           3%*
-----------------------------------  ---------------------------------------------

  *  Annualized
  +  Not applicable as The Emerging Markets Series and The
     Emerging Markets Small Cap Series are organized as a partnerships.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  THE DFA ONE-YEAR FIXED INCOME SERIES (1)
                                     ------------------------------------------------------------------
                                     SIX MONTHS    YEAR      YEAR       YEAR        YEAR        YEAR
                                       ENDED      ENDED      ENDED      ENDED      ENDED       ENDED
                                      MAY 31,    NOV. 30,  NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,
                                        2000       1999      1998       1997        1996        1995
-------------------------------------------------------------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $   9.97    $  10.02  $  10.01   $  10.03    $  10.00    $   9.84
                                     --------    --------  --------   --------    --------    --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.29        0.52      0.56       0.59        0.56        0.60
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.04)      (0.05)     0.02      (0.02)       0.03        0.16
                                     --------    --------  --------   --------    --------    --------
    Total From Investment
      Operations...................      0.25        0.47      0.58       0.57        0.59        0.76
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.29)      (0.52)    (0.57)     (0.59)      (0.56)      (0.60)
  Net Realized Gains...............        --          --        --         --          --          --
                                     --------    --------  --------   --------    --------    --------
    Total Distributions............     (0.29)      (0.52)    (0.57)     (0.59)      (0.56)      (0.60)
-------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period.....  $   9.93    $   9.97  $  10.02   $  10.01    $  10.03    $  10.00
=======================================================================================================
Total Return.......................      2.55%#      4.83%     5.92%      5.83%       6.10%       7.91%
-------------------------------------------------------------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $795,781    $821,548  $869,993   $782,236    $859,293    $705,554
Ratio of Expenses to Average Net
  Assets...........................      0.09%*      0.09%     0.09%      0.10%       0.09%       0.10%
Ratio of Net Investment Income to
  Average Net Assets...............      5.89%*      5.19%     5.61%      5.85%       5.62%       6.04%
Portfolio Turnover Rate............        10%*        58%       24%        83%         96%         81%
-------------------------------------------------------------------------------------------------------

                                         THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES
                                     ---------------------------------------------------
                                     SIX MONTHS     YEAR      YEAR      YEAR     FEB 9
                                        ENDED      ENDED     ENDED     ENDED       TO
                                       MAY 31,    NOV. 30,  NOV. 30,  NOV. 30,  NOV. 30,
                                        2000        1999      1998      1997      1996
-----------------------------------  ---------------------------------------------------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $  10.11     $  10.21  $  10.22  $  10.34  $  10.00
                                     --------     --------  --------  --------  --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.46         0.45      0.44      0.48      0.34
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (0.29)        0.03      0.19      0.12      0.25
                                     --------     --------  --------  --------  --------
    Total From Investment
      Operations...................      0.17         0.48      0.63      0.60      0.59
-----------------------------------  ---------------------------------------------------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.32)       (0.57)    (0.62)    (0.71)    (0.25)
  Net Realized Gains...............        --        (0.01)    (0.02)    (0.01)       --
                                     --------     --------  --------  --------  --------
    Total Distributions............     (0.32)       (0.58)    (0.64)    (0.72)    (0.25)
-----------------------------------  ---------------------------------------------------
Net Asset Value, End of Period.....  $   9.96     $  10.11  $  10.21  $  10.22  $  10.34
===================================  ===================================================
Total Return.......................      2.50%#       4.84%     6.48%     5.96%     6.01%#
-----------------------------------  ---------------------------------------------------
Net Assets, End of Period
  (thousands)......................  $518,384     $531,514  $440,842  $418,907  $319,272
Ratio of Expenses to Average Net
  Assets...........................      0.15%*       0.15%     0.16%     0.18%     0.20%*
Ratio of Net Investment Income to
  Average Net Assets...............      4.83%*       4.45%     4.28%     4.64%     4.51%*
Portfolio Turnover Rate............        72%*         78%      113%      119%       87%*
-----------------------------------  ---------------------------------------------------

  *  Annualized
  #  Non-annualized
(1) Restated to reflect a 900% stock dividend as of January 2, 1996.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. At
May 31, 2000, the Trust consisted of twenty-one investment portfolios, of which sixteen are included in this report, (collectively, the "Series") (two are presented in separate reports, and three have not yet commenced operations):

The U.S. Large Company Series                       The DFA International Value Series
The Enhanced U.S. Large Company Series              The Japanese Small Company Series
The U.S. Large Cap Value Series                     The Pacific Rim Small Company Series
The U.S. 4-10 Value Series                          The United Kingdom Small Company Series
The U.S. 6-10 Value Series                          The Continental Small Company Series
The U.S. 6-10 Small Company Series                  The Emerging Markets Series
The U.S. 9-10 Small Company Series                  The Emerging Markets Small Cap Series
(the "Domestic Equity Portfolios")                  (the "International Equity Portfolios")

The DFA One-Year Fixed Income Series
The DFA Two-Year Global Fixed Income Series
(the "Fixed Income Portfolios")

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Domestic Equity Portfolios which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Securities held by the International Equity Portfolios that are listed on a securities exchange are valued at the last quoted sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    Fixed income instruments held by The Enhanced U.S. Large Company Series and The Fixed Income Portfolios are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FOREIGN CURRENCY TRANSLATION: Securities, other assets and liabilities of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Enhanced U.S. Large Company Series and The DFA Two-Year Global

Fixed Income Series also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are also marked to market daily based on daily exchange rates.

    The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized. However, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of The Enhanced U.S. Large Company Series, the International Equity Portfolios and The DFA Two-Year Global Fixed Income Series and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the intention of The Enhanced U.S. Large Company Series, The U.S. Large Cap Value Series, The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series, The U.S. 9-10 Small Company Series, The DFA International Value Series, The DFA One-Year Fixed Income Series and The DFA Two-Year Global Fixed Income Series to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    The U.S. Large Company Series, The Japanese Small Company Series, The Pacific Rim Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of these Series will be deemed to have been "passed through" to their Feeder Funds.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

    The Funds may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Funds accrue such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Trust. For the six months ended May 31, 2000, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates:

The U.S. Large Company Series...............................      .025 of 1%
The Enhanced U.S. Large Company Series......................       .05 of 1%
The U.S. Large Cap Value Series.............................       .10 of 1%
The U.S. 4-10 Value Series..................................       .10 of 1%
The U.S. 6-10 Value Series..................................       .20 of 1%
The U.S. 6-10 Small Company Series..........................       .03 of 1%
The U.S. 9-10 Small Company Series..........................       .10 of 1%
The DFA International Value Series..........................       .20 of 1%
The Japanese Small Company Series...........................       .10 of 1%
The Pacific Rim Small Company Series........................       .10 of 1%
The United Kingdom Small Company Series.....................       .10 of 1%
The Continental Small Company Series........................       .10 of 1%
The Emerging Markets Series.................................       .10 of 1%
The Emerging Markets Small Cap Series.......................       .20 of 1%
The DFA One-Year Fixed Income Series........................       .05 of 1%
The DFA Two-Year Global Fixed Income Series.................       .05 of 1%

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASE AND SALES OF SECURITIES:

    For the six months ended May 31, 2000, the Series made the following purchases and sales of investment securities:

                                                              U.S. GOVERNMENT         OTHER INVESTMENT
                                                                SECURITIES               SECURITIES
                                                           ---------------------    ---------------------
                                                           PURCHASES     SALES      PURCHASES     SALES
                                                             (000)       (000)        (000)       (000)
                                                           ---------   ---------    ---------   ---------
The U.S. Large Company Series............................        --          --     $452,363    $ 82,302
The Enhanced U.S. Large Company Series...................        --          --       38,646      21,987
The U.S. Large Cap Value Series..........................        --          --      201,854     188,705
The U.S. 4-10 Value Series...............................        --          --      394,099      85,740
The U.S. 6-10 Value Series...............................        --          --      416,402     540,938
The U.S. 6-10 Small Company Series.......................        --          --      238,948     186,310
The U.S. 9-10 Small Company Series.......................        --          --      283,338     331,824
The DFA International Value Series.......................        --          --      133,422     130,739
The Japanese Small Company Series........................        --          --        9,110       3,241
The Pacific Rim Small Company Series.....................        --          --        1,541      15,430
The United Kingdom Small Company Series..................        --          --        3,551      12,668
The Continental Small Company Series.....................        --          --        2,461      16,857
The Emerging Markets Series..............................        --          --       30,740      23,040
The Emerging Markets Small Cap Series....................        --          --        5,785       3,603
The DFA One-Year Fixed Income Series.....................  $ 89,924    $  5,086      101,012      28,723
The DFA Two-Year Global Fixed Income Series..............        --          --      238,245     198,287

E. INVESTMENT TRANSACTIONS:

    At May 31, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of futures, swap contracts, investment securities and foreign currencies for each Series were as follows:

                                                             GROSS UNREALIZED   GROSS UNREALIZED
                                                               APPRECIATION       DEPRECIATION        NET
                                                             ----------------   ----------------   ----------
                                                                  (000)              (000)           (000)
The U.S. Large Company Series..............................     $1,065,786          $(105,195)     $ 960,591
The Enhanced U.S. Large Company Series.....................             --             (4,492)        (4,492)
The U.S. Large Cap Value Series............................        322,366           (305,163)        17,203
The U.S. 4-10 Value Series.................................         65,733           (113,583)       (47,850)
The U.S. 6-10 Value Series.................................        621,502           (733,739)      (112,237)
The U.S. 6-10 Small Company Series.........................        111,302           (179,266)       (67,964)
The U.S. 9-10 Small Company Series.........................        381,295           (404,452)       (23,157)
The DFA International Value Series.........................        372,387           (239,815)       132,572
The Japanese Small Company Series..........................         14,517           (198,053)      (183,536)
The Pacific Rim Small Company Series.......................         18,618            (82,469)       (63,851)
The United Kingdom Small Company Series....................         40,702            (33,101)         7,601
The Continental Small Company Series.......................         84,620            (42,085)        42,535
The Emerging Markets Series................................        105,581            (74,740)        30,841
The Emerging Markets Small Cap Series......................         11,443            (14,580)        (3,137)
The DFA One-Year Fixed Income Series.......................            172             (6,871)        (6,699)
The DFA Two-Year Global Fixed Income Series................             --            (26,469)       (26,469)

    At May 31, 2000, The DFA One-Year Fixed Income Series had a capital loss carryforward for federal income tax purposes of approximately $733,000 of which $23,000, $301,000 and $409,000 expire on November 30, 2002, 2004, and 2007, respectively.

    Also, The Two-Year Global Fixed Income Series had a capital loss carryforward for federal income tax purposes of approximately $183,000 which expires on November 30, 2007.

F. COMPONENTS OF NET ASSETS:

                                                                 AT MAY 31, 2000 NET ASSETS CONSIST OF:
                                     ----------------------------------------------------------------------------------------------
                                                                         (AMOUNTS IN THOUSANDS)
                                                                                                       UNREALIZED
                                                                                                      APPRECIATION
                                                                                                    (DEPRECIATION) OF
                                                                                    UNDISTRIBUTED    FUTURES, SWAP,
                                                                                    NET REALIZED       CONTRACTS,       UNREALIZED
                                                   UNDISTRIBUTED    UNDISTRIBUTED      FOREIGN         INVESTMENT       NET FOREIGN
                                       PAID-IN     NET INVESTMENT   NET REALIZED      EXCHANGE       SECURITIES AND      EXCHANGE
                                       CAPITAL     INCOME (LOSS)     GAIN (LOSS)     GAIN (LOSS)    FOREIGN CURRENCY    GAIN (LOSS)
                                     -----------   --------------   -------------   -------------   -----------------   -----------
The Enhanced U.S. Large Company
 Series............................  $  101,698       $(4,783)        $    266         $ 7,895          $  (6,137)        $ 1,674
The U.S. Large Cap Value Series....   1,734,107         9,040           53,969              --             17,373              --
The U.S. 4-10 Value Series.........     702,888         4,561           34,228              --            (47,648)             --
The U.S. 6-10 Value Series.........   2,554,975        10,276          299,417              --           (112,050)             --
The U.S. 6-10 Small Company
 Series............................     621,714         2,629           99,301              --            (64,464)             --
The U.S. 9-10 Small Company
 Series............................   1,245,164         4,078          203,994              --            (23,128)             --
The DFA International Value
 Series............................   1,434,430        17,346           55,601            (781)           132,661            (267)
The DFA One-Year Fixed Income
 Series............................     799,683         4,034           (1,237)             --             (6,699)             --
The DFA Two-Year Global Fixed
 Income Series.....................     525,808         2,500           (1,519)         22,793            (26,469)         (4,729)


                                                   NUMBER OF
                                      TOTAL NET      SHARES
                                       ASSETS      AUTHORIZED
                                     -----------   ----------
The Enhanced U.S. Large Company
 Series............................  $  100,613    Unlimited
The U.S. Large Cap Value Series....   1,814,489    Unlimited
The U.S. 4-10 Value Series.........     694,029    Unlimited
The U.S. 6-10 Value Series.........   2,752,618    Unlimited
The U.S. 6-10 Small Company
 Series............................     659,180    Unlimited
The U.S. 9-10 Small Company
 Series............................   1,430,108    Unlimited
The DFA International Value
 Series............................   1,638,990    Unlimited
The DFA One-Year Fixed Income
 Series............................     795,781    Unlimited
The DFA Two-Year Global Fixed
 Income Series.....................     518,384    Unlimited

G. FINANCIAL INSTRUMENTS:

    In accordance with the Series' Investment Objectives and Policies, the Series may invest in certain financial instruments that have off-balance sheet risk and concentrations of credit risk. These instruments and their significant corresponding risks are described below:

    1. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2000.

    2. FORWARD CURRENCY CONTRACTS: The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series may enter into forward foreign currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies. At May 31, 2000, The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series had entered into the following contracts and the related net unrealized foreign exchange loss is reflected in the accompanying financial statements:

THE ENHANCED U.S. LARGE COMPANY SERIES

                                                                                 UNREALIZED
                                                                                   FOREIGN
EXPIRATION                                          CONTRACT       VALUE AT       EXCHANGE
   DATE                 CURRENCY SOLD                AMOUNT      MAY 31, 2000    GAIN (LOSS)
----------   ------------------------------------  -----------   -------------   -----------
 06/05/00    29,866,326    European Currency Unit  $27,075,978    $27,707,111     $(631,133)
 06/05/00    31,500,874    Swedish Krona             3,551,751      3,496,542        55,209
 06/19/00     2,117,037    British Pound             3,155,126      3,165,224       (10,098)
 06/22/00     5,111,001    Australian Dollar         2,929,073      2,916,655        12,418
 06/22/00    24,827,861    Danish Krone              2,975,010      3,088,177      (113,167)
 06/23/00    12,671,198    Canadian Dollar           8,475,557      8,465,412        10,145
                                                   -----------    -----------     ---------
                                                   $48,162,495    $48,839,121     $(676,626)
                                                   ===========    ===========     =========

THE DFA TWO-YEAR GLOBAL FIXED INCOME SERIES

                                                                                   UNREALIZED
                                                                                     FOREIGN
EXPIRATION                                            CONTRACT       VALUE AT       EXCHANGE
   DATE                  CURRENCY SOLD                 AMOUNT      MAY 31, 2000    GAIN (LOSS)
----------   -------------------------------------  ------------   -------------   -----------
 06/05/00    201,659,622    European Currency Unit  $182,776,949   $187,079,790    $(4,302,841)
 06/05/00    172,678,769    Swedish Krona             19,469,683     19,167,043        302,640
 06/19/00      9,367,890    British Pound             13,961,435     14,006,120        (44,685)
 06/22/00     42,882,587    Australian Dollar         24,575,658     24,471,474        104,184
 06/22/00    115,503,528    Danish Krone              13,840,265     14,366,736       (526,471)
 06/23/00     60,625,355    Canadian Dollar           40,551,306     40,502,769         48,537
                                                    ------------   ------------    -----------
                                                    $295,175,296   $299,593,932    $(4,418,636)
                                                    ============   ============    ===========

    Risks may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar. The Enhanced U.S. Large Company Series and The DFA Two-Year Global Fixed Income Series will enter into forward contracts only for hedging purposes.

    3. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    4. FUTURES CONTRACTS. During the six months ended May 31, 2000, The Enhanced U.S. Large Company Series ("ENHANCED ") entered into futures contracts in accordance with its investment objectives. Upon entering into a futures contract, Enhanced deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by Enhanced as unrealized gains or losses until the contracts are closed. When the contracts are closed, Enhanced records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    At May 31, 2000, Enhanced had outstanding 236 long futures contracts on the S & P 500 Index, all of which expire on June 16, 2000. The value of such contracts on May 31, 2000 was $83,909,800, which resulted in an unrealized gain of $746,678.

    Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities and from the possibility of an illiquid secondary market for these instruments.

    5. EQUITY INDEX SWAPS - Enhanced may enter into equity index swaps in accordance with its investment objectives. A swap agreement obligates two parties to exchange returns realized on a notional amount agreed upon by both parties. The obligations of the parties are calculated on a net basis based on the daily fluctuations in the indices on which the contract is based. The daily net fluctuation is recorded as unrealized gains or losses by Enhanced. At the termination of the agreement, Enhanced will receive from or pay to the counter party, the accumulated net unrealized gain or loss, which will then be recorded as realized.

    At May 31, 2000, Enhanced had an outstanding equity index swap with Morgan Stanley dated February 15, 2000 (which represents approximately 12% of the net assets of Enhanced), terminating on August 15, 2000. The notional value of the swap was $16,300,233, and Enhanced had recorded net unrealized depreciation of $16,436, all of which Enhanced owed to Morgan. Payments made by Enhanced are based on the London Interbank Offered Rate (LIBOR) plus 0.15% per annum calculated on the original notional amount plus accumulated interest added on the monthly LIBOR reset date. Payments received by Enhanced are based on the daily value of the S & P 500 Index plus accumulated dividends as expressed in Index points calculated on the original notional amount.

    Risks may arise upon entering into equity index swaps in the event of the default or bankruptcy of a swap agreement counter party.

H. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. For the six months ended May 31, 2000 borrowings under the line were as follows:

                                            WEIGHTED        WEIGHTED      NUMBER OF    INTEREST   MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE LOAN      DAYS       EXPENSE    BORROWED DURING
                                          INTEREST RATE     BALANCE      OUTSTANDING   INCURRED     THE PERIOD
                                          -------------   ------------   -----------   --------   ---------------
The U.S. Large Company Series...........      6.35%       $ 6,573,258        31        $35,937      $22,594,000
The U.S. Large Cap Value Series.........      5.99%        10,511,067        15         26,249       29,999,000
The U.S. 6-10 Small Company Series......      6.70%         5,012,789        19         17,734       10,221,000
The U.S. 9-10 Small Company Series......      6.34%         4,736,000         5          4,169       13,673,000
The DFA International Value Series......      6.44%           110,000         1             20          110,000

    The U.S. Large Company Series and The U.S. 6-10 Small Company Series had outstanding borrowings of $910,000 and $3,182,000 respectively, plus accrued interest under the line of credit at May 31, 2000. The remaining Series had no outstanding borrowings under the line of credit at May 31, 2000.

I. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all times to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 2000 was reinvested into overnight repurchase agreements with Salomon Brothers and Fuji Securities which was in turn collateralized by U.S. Government Treasury Securities. The market value of securities on loan to brokers, the related collateral cash received by each Series and value of collateral on overnight repurchase agreements at May 31, 2000, was as follows:

                                                     MARKET VALUE OF      VALUE OF COLLATERAL    COLLATERAL ON REPURCHASE
                                                    SECURITIES ON LOAN    AND IDEMNIFICATION            AGREEMENTS
                                                    ------------------    -------------------    ------------------------
Domestic Equity Portfolios
------------------------------------------------
The U.S. Large Company Series...................       $ 10,172,735          $ 10,471,700              $ 10,742,078
The U.S. Large Cap Value Series.................         16,795,541            18,001,575                18,466,374
The U.S. 4-10 Value Series......................          4,173,027             6,136,818                 6,295,270
The U.S. 6-10 Value Series......................         28,213,638            52,165,141                53,512,040
The U.S. 6-10 Small Company Series..............         24,587,227            29,558,331                30,321,524
The U.S. 9-10 Small Company Series..............         28,510,598            40,311,398                41,352,235

International Equity Portfolios
------------------------------------------------
The DFA International Value Series..............        352,895,402           362,373,046               382,311,835
The Japanese Small Company Series...............         27,058,414            29,682,497                29,985,123
The Pacific Rim Small Company Series............         12,462,699            20,672,595                21,457,384
The United Kingdom Small Company Series.........             59,414                75,000                    77,254
The Continental Small Company Series............         30,762,747            31,816,281                32,358,113